Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 87.6%
	Principal Amount		Value

ARGENTINA 2.6%
Electric Utilities 2.1%
Pampa Energia SA, 7.50%, 1/24/2027(a)		$1,230,000	$ 1,134,060
Stoneway Capital Corp., 10.00%, 3/1/2027(a)		1,698,302	1,568,806

			2,702,866

Oil, Gas & Consumable Fuels 0.5%
YPF Energia Electrica SA, 10.00%, 7/25/2026(a)		605,000	603,488

			3,306,354

AUSTRALIA 0.3%
Chemicals 0.3%
Nufarm Australia Ltd., 5.75%, 4/30/2026(a)		410,000	387,450

BELGIUM 0.3%
Professional Services 0.3%
House of Finance NV (The), 4.38%, 7/15/2026(a)	EUR	325,000	368,352

BRAZIL 4.0%
Banks 0.3%
Banco BTG Pactual SA, 5.50%, 1/31/2023(a)		$400,000	421,210

Chemicals 0.7%
Braskem Netherlands Finance BV, 4.50%, 1/10/2028(a)		815,000	822,906

Electric Utilities 0.5%
Light Servicos de Eletricidade SA, 7.25%, 5/3/2023(a)		585,000	627,413

Food Products 0.6%
Minerva Luxembourg SA, 5.88%, 1/19/2028(a)		800,000	782,080

Health Care Providers & Services 0.6%
Rede D’or Finance Sarl, 4.95%, 1/17/2028(a)		770,000	770,154

Independent Power and Renewable Electricity Producers 0.8%
Cemig Geracao e Transmissao SA, 9.25%, 12/5/2024(a)		860,000	998,460

Oil, Gas & Consumable Fuels 0.5%
Petrobras Global Finance BV, 8.75%, 5/23/2026		465,000	584,040

			5,006,263

CANADA 6.1%
Aerospace & Defense 2.1%
Bombardier, Inc.
6.00%, 10/15/2022(a)		840,000	838,950
6.13%, 1/15/2023(a)		660,000	669,900
7.88%, 4/15/2027(a)		1,085,000	1,098,562

			2,607,412

Chemicals 0.6%
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)		130,000	133,926
5.25%, 6/1/2027(a)		585,000	610,020

			743,946

Commercial Services & Supplies 0.8%
GFL Environmental, Inc., 8.50%, 5/1/2027(a)		894,000	978,930

Energy Equipment & Services 1.6%
Ensign Drilling, Inc., 9.25%, 4/15/2024(a)		935,000	913,963
Tervita Corp., 7.63%, 12/1/2021(a)		1,121,000	1,143,420

			2,057,383

Metals & Mining 0.7%
Teck Resources Ltd., 5.20%, 3/1/2042		865,000	875,338

Corporate Bonds (continued)
	Principal Amount		Value

CANADA (continued)
Oil, Gas & Consumable Fuels 0.3%
Parkland Fuel Corp., 5.88%, 7/15/2027(a)		$330,000	$ 339,488

			7,602,497

CHILE 1.3%
Airlines 1.3%
Latam Finance Ltd.
6.88%, 4/11/2024(a)		645,000	676,450
7.00%, 3/1/2026(a)		935,000	989,931

			1,666,381

FRANCE 1.3%
Banks 1.0%
BNP Paribas SA, (USD Swap Semi 5 Year + 4.15%), 6.63%, 3/25/2024(a)(b)(c)		325,000	338,812
Societe Generale SA, (USD Swap Semi 5 Year + 4.30%), 7.38%, 10/04/2023(a)(b)(c)		890,000	926,713

			1,265,525

Construction & Engineering 0.3%
Novafives SAS, 5.00%, 6/15/2025(a)	EUR	410,000	426,638

			1,692,163

GERMANY 1.5%
Auto Components 0.2%
IHO Verwaltungs GmbH, 3.88%, 5/15/2027(a)(d)(e)		204,154	225,119

Machinery 0.6%
Platin 1426 GmbH, 5.38%, 6/15/2023(a)		685,000	765,271

Pharmaceuticals 0.7%
Nidda BondCo GmbH, 5.00%, 9/30/2025(a)		300,000	334,331
Nidda Healthcare Holding GmbH, 3.50%, 9/30/2024(a)		490,000	563,259

			897,590

			1,887,980

INDONESIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Medco Oak Tree Pte. Ltd., 7.38%, 5/14/2026(a)		$310,000	312,737

ITALY 1.5%
Banks 0.5%
Intesa Sanpaolo SpA, 5.71%, 1/15/2026(a)		555,000	572,032

Household Durables 0.5%
International Design Group SpA, 6.50%, 11/15/2025(a)	EUR	530,000	594,777

Pharmaceuticals 0.5%
Rossini Sarl, 6.75%, 10/30/2025(a)		530,000	633,581

			1,800,390

LUXEMBOURG 2.0%
Chemicals 0.6%
INEOS Finance plc, 2.88%, 5/1/2026(a)		710,000	793,830

Food Products 0.3%
FAGE International SA, 5.63%, 8/15/2026(a)		$480,000	417,600

Media 0.7%
Altice Luxembourg SA
7.75%, 5/15/2022(a)		200,000	204,250
10.50%, 5/15/2027(a)		650,000	688,187

			892,437

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)
	Principal Amount		Value

LUXEMBOURG (continued)
Wireless Telecommunication Services 0.4%
Matterhorn Telecom SA, 4.00%, 11/15/2027(a)	EUR	500,000	$ 564,459

			2,668,326

MEXICO 2.3%
Banks 0.3%
Banco Mercantil del Norte SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 6.75%, 9/27/2024(a)(b)(c)		$400,000	399,000

Consumer Finance 0.9%
Unifin Financiera SAB de CV SOFOM ENR, 8.38%, 1/27/2028(a)		1,180,000	1,169,651

Hotels, Restaurants & Leisure 1.1%
Grupo Posadas SAB de CV, 7.88%, 6/30/2022(a)		1,375,000	1,390,469

			2,959,120

NETHERLANDS 0.5%
Professional Services 0.5%
Intertrust Group BV, 3.38%, 11/15/2025(a)	EUR	580,000	681,290

NIGERIA 0.5%
Oil, Gas & Consumable Fuels 0.5%
SEPLAT Petroleum Development Co. plc, 9.25%, 4/1/2023(a)		$650,000	692,250

SINGAPORE 1.1%
Consumer Finance 1.1%
Avation Capital SA, 6.50%, 5/15/2021(a)		1,395,000	1,433,362

SWITZERLAND 2.5%
Auto Components 0.4%
Garrett LX I Sarl, 5.13%, 10/15/2026(a)	EUR	535,000	559,672

Banks 0.6%
UBS Group Funding Switzerland AG, (USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(b)(c)		$665,000	701,575

Capital Markets 1.5%
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(b)(c)		770,000	818,125
VistaJet Malta Finance plc, 10.50%, 6/1/2024(a)		1,112,000	1,100,880

			1,919,005

			3,180,252

UNITED ARAB EMIRATES 1.6%
Energy Equipment & Services 0.9%
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)		1,240,000	1,140,800

Marine 0.7%
Topaz Marine SA, 9.13%, 7/26/2022(a)		895,000	935,275

			2,076,075

UNITED KINGDOM 1.7%
Banks 0.6%
Barclays plc, (USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(b)(c)		800,000	815,000

Insurance 0.2%
Galaxy Bidco Ltd., 6.50%, 7/31/2026(a)	GBP	225,000	267,466

Oil, Gas & Consumable Fuels 0.5%
Neptune Energy Bondco plc, 6.63%, 5/15/2025(a)		$675,000	680,062

Corporate Bonds (continued)
	Principal Amount		Value

UNITED KINGDOM (continued)
Road & Rail 0.4%
Ashtead Capital, Inc., 4.13%, 8/15/2025(a)		$590,000	$ 594,425

			2,356,953

UNITED STATES 55.4%
Auto Components 1.2%
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026		965,000	961,381
Panther BF Aggregator 2 LP, 4.38%, 5/15/2026(a)	EUR	415,000	471,508

			1,432,889

Biotechnology 1.4%
Horizon Pharma USA, Inc.
6.63%, 5/1/2023		$569,000	588,005
5.50%, 8/1/2027(a)		1,125,000	1,154,385

			1,742,390

Building Products 0.9%
Builders FirstSource, Inc., 6.75%, 6/1/2027(a)		532,000	559,930
Summit Materials LLC, 6.50%, 3/15/2027(a)		526,000	556,245

			1,116,175

Chemicals 1.9%
Hexion, Inc., 7.88%, 7/15/2027(a)		605,000	598,950
Olin Corp., 5.63%, 8/1/2029		885,000	908,231
Trinseo Materials Operating SCA, 5.38%, 9/1/2025(a)		972,000	919,755

			2,426,936

Commercial Services & Supplies 1.8%
Covanta Holding Corp., 6.00%, 1/1/2027		1,025,000	1,058,313
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)		378,000	397,136
5.25%, 4/15/2024(a)		220,000	224,404
5.75%, 4/15/2026(a)		585,000	609,863

			2,289,716

Communications Equipment 0.0%†
Avaya, Inc., 7.00%, 4/1/2019^¥(a)		2,135,000	0

Consumer Finance 0.8%
Ford Motor Credit Co. LLC, 5.58%, 3/18/2024		755,000	807,581
Springleaf Finance Corp., 6.63%, 1/15/2028		152,000	164,540

			972,121

Containers & Packaging 0.7%
Mauser Packaging Solutions Holding Co., 4.75%, 4/15/2024(a)	EUR	740,000	843,755

Diversified Financial Services 0.4%
Verscend Escrow Corp., 9.75%, 8/15/2026(a)		$478,000	509,562

Diversified Telecommunication Services 1.9%
Frontier Communications Corp.
7.13%, 1/15/2023		900,000	531,000
8.50%, 4/1/2026(a)		1,170,000	1,143,324
Windstream Services LLC, 8.63%, 10/31/2025(a)(f)		734,000	746,845

			2,421,169

Electric Utilities 0.5%
Vistra Operations Co. LLC, 5.63%, 2/15/2027(a)		565,000	596,075

Electronic Equipment, Instruments & Components 1.1%
Belden, Inc.
3.38%, 7/15/2027(a)	EUR	780,000	912,202
3.88%, 3/15/2028(a)		455,000	537,684

			1,449,886

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)
	Principal Amount		Value

UNITED STATES (continued)
Energy Equipment & Services 2.4%
Archrock Partners LP, 6.88%, 4/1/2027(a)		$615,000	$ 647,287
Exterran Energy Solutions LP, 8.13%, 5/1/2025		733,000	743,995
FTS International, Inc., 6.25%, 5/1/2022		540,000	480,600
Transocean Sentry Ltd., 5.38%, 5/15/2023(a)		72,000	72,180
Transocean, Inc., 7.25%, 11/1/2025(a)		799,000	751,060
USA Compression Partners LP, 6.88%, 9/1/2027(a)		257,000	267,257

			2,962,379

Entertainment 0.7%
Netflix, Inc.
4.88%, 4/15/2028		425,000	439,078
3.88%, 11/15/2029(a)	EUR	400,000	474,707

			913,785

Equity Real Estate Investment Trusts (REITs) 0.4%
MPT Operating Partnership LP, 4.63%, 8/1/2029		$455,000	460,824

Food & Staples Retailing 0.6%
Albertsons Cos. LLC
5.75%, 3/15/2025		589,000	600,780
7.50%, 3/15/2026(a)		135,000	148,753

			749,533

Food Products 3.7%
Darling Ingredients, Inc., 5.25%, 4/15/2027(a)		585,000	609,863
JBS Investments II GmbH, 7.00%, 1/15/2026(a)		708,000	757,914
JBS USA LUX SA
6.75%, 2/15/2028(a)		460,000	495,880
6.50%, 4/15/2029(a)		375,000	402,656
5.50%, 1/15/2030(a)		565,000	565,000
Pilgrim’s Pride Corp., 5.88%, 9/30/2027(a)		902,000	947,100
Simmons Foods, Inc., 5.75%, 11/1/2024(a)		870,000	796,050

			4,574,463

Health Care Providers & Services 2.4%
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/2027(a)		860,000	849,422
HCA, Inc., 5.63%, 9/1/2028		500,000	551,350
Surgery Center Holdings, Inc.
6.75%, 7/1/2025(a)		735,000	652,312
10.00%, 4/15/2027(a)		575,000	567,813
West Street Merger Sub, Inc., 6.38%, 9/1/2025(a)		405,000	371,587

			2,992,484

Health Care Technology 0.3%
IQVIA, Inc., 2.25%, 1/15/2028(a)	EUR	360,000	398,520

Hotels, Restaurants & Leisure 6.6%
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)		$1,150,000	1,147,470
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)		1,550,000	1,724,375
Golden Nugget, Inc., 8.75%, 10/1/2025(a)		1,215,000	1,272,712
International Game Technology plc, 6.25%, 1/15/2027(a)		465,000	504,525
MGM Resorts International, 5.50%, 4/15/2027		655,000	694,490
Scientific Games International, Inc.
3.38%, 2/15/2026(a)	EUR	625,000	701,723
8.25%, 3/15/2026(a)		$1,220,000	1,305,742
VOC Escrow Ltd., 5.00%, 2/15/2028(a)		1,018,000	1,037,087

			8,388,124

Corporate Bonds (continued)
	Principal Amount		Value

UNITED STATES (continued)
Household Durables 3.4%
KB Home, 6.88%, 6/15/2027		$980,000	$ 1,071,875
Lennar Corp., 5.00%, 6/15/2027		1,215,000	1,280,306
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027(a)		1,322,000	1,381,490
5.75%, 1/15/2028(a)		544,000	563,764

			4,297,435

Independent Power and Renewable Electricity Producers 0.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025(a)		340,000	352,648
Talen Energy Supply LLC
10.50%, 1/15/2026(a)		15,000	14,100
7.25%, 5/15/2027(a)		398,000	392,874
6.63%, 1/15/2028(a)		120,000	115,050

			874,672

Insurance 0.8%
CNO Financial Group, Inc., 5.25%, 5/30/2029		510,000	550,800
Liberty Mutual Group, Inc., (EUR Swap Annual 5 Year + 3.70%), 3.63%, 5/23/2059(a)(c)	EUR	410,000	474,780

			1,025,580

Machinery 2.1%
Cloud Crane LLC, 10.13%, 8/1/2024(a)		$1,000,000	1,070,000
EnPro Industries, Inc., 5.75%, 10/15/2026		905,000	934,413
Titan International, Inc., 6.50%, 11/30/2023		798,000	696,255

			2,700,668

Media 2.4%
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/2024(a)		245,000	265,825
CSC Holdings LLC, 5.38%, 2/1/2028(a)		460,000	479,550
Diamond Sports Group LLC
5.38%, 8/15/2026(a)		70,000	71,137
6.63%, 8/15/2027(a)		409,000	417,947
Gray Television, Inc., 5.88%, 7/15/2026(a)		610,000	632,875
MDC Partners, Inc., 6.50%, 5/1/2024(a)		1,261,000	1,138,053

			3,005,387

Metals & Mining 2.3%
Commercial Metals Co., 5.75%, 4/15/2026		1,220,000	1,256,600
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/2022(a)		1,550,000	1,637,420

			2,894,020

Oil, Gas & Consumable Fuels 5.9%
American Midstream Partners LP, 9.50%, 12/15/2021(a)(f)		1,641,000	1,591,770
Blue Racer Midstream LLC, 6.63%, 7/15/2026(a)		830,000	828,962
Centennial Resource Production LLC, 6.88%, 4/1/2027(a)		575,000	560,625
Endeavor Energy Resources LP, 5.75%, 1/30/2028(a)		410,000	434,600
EnLink Midstream LLC, 5.38%, 6/1/2029		70,000	72,166
Genesis Energy LP
6.50%, 10/1/2025		830,000	823,775
6.25%, 5/15/2026		865,000	853,106
Global Partners LP, 7.00%, 8/1/2027(a)		180,000	180,450
Indigo Natural Resources LLC, 6.88%, 2/15/2026(a)		880,000	741,400
PBF Holding Co. LLC, 7.25%, 6/15/2025		785,000	822,288
Targa Resources Partners LP
6.50%, 7/15/2027(a)		35,000	38,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)
	Principal Amount		Value

UNITED STATES (continued)
Targa Resources Partners LP (continued)
5.00%, 1/15/2028		$425,000	$ 430,844

			7,378,093

Paper & Forest Products 0.9%
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)		1,055,000	1,078,737

Pharmaceuticals 1.7%
Bausch Health Americas, Inc., 8.50%, 1/31/2027(a)		85,000	93,615
Bausch Health Cos., Inc.
Reg. S, 4.50%, 5/15/2023	EUR	490,000	548,397
5.88%, 5/15/2023(a)		$184,000	185,325
9.00%, 12/15/2025(a)		460,000	515,379
5.75%, 8/15/2027(a)		65,000	68,412
7.00%, 1/15/2028(a)		39,000	40,414
7.25%, 5/30/2029(a)		57,000	59,245
Par Pharmaceutical, Inc., 7.50%, 4/1/2027(a)		710,000	644,325

			2,155,112

Road & Rail 1.0%
Hertz Corp. (The)
7.63%, 6/1/2022(a)		947,000	981,679
7.13%, 8/1/2026(a)		245,000	250,219

			1,231,898

Software 0.6%
SS&C Technologies, Inc., 5.50%, 9/30/2027(a)		745,000	774,800

Specialty Retail 1.2%
L Brands, Inc., 5.25%, 2/1/2028		760,000	703,950
Michaels Stores, Inc., 8.00%, 7/15/2027(a)		856,000	828,180

			1,532,130

Thrifts & Mortgage Finance 1.1%
Freedom Mortgage Corp., 8.13%, 11/15/2024(a)		1,525,000	1,326,750

Trading Companies & Distributors 1.0%
Herc Holdings, Inc., 5.50%, 7/15/2027(a)		635,000	635,794
United Rentals North America, Inc., 5.25%, 1/15/2030		600,000	613,758

			1,249,552

Wireless Telecommunication Services 0.6%
Sprint Corp.
7.63%, 2/15/2025		100,000	110,753
7.63%, 3/1/2026		545,000	609,054

			69,485,427

ZAMBIA 0.9%
Metals & Mining 0.9%
First Quantum Minerals Ltd., 7.50%, 4/1/2025(a)		1,140,000	1,115,775

Total Corporate Bonds (cost $109,402,096)			110,679,397

Loan Participations 10.1%
	Principal Amount		Value

UNITED STATES 10.1%
Auto Components 0.7%
Trico Group LLC, Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 9.33%, 2/2/2024 (c)		964,016	925,455

Commercial Services & Supplies 0.4%
West Corp., Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 6.52%, 10/10/2024 (c)		581,928	542,648

Loan Participations (continued)
	Principal Amount	Value

Communications Equipment 0.3%
CommScope, Inc., Term Loan B2, (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 4/6/2026 (c)	$410,000	$ 410,103

Containers & Packaging 0.8%
Kloeckner Pentaplast, Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 6.48%, 6/30/2022 (c)	1,120,050	1,017,375

Diversified Telecommunication Services 2.1%
CenturyLink, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 1/31/2025 (c)	950,177	943,706
Numericable US LLC, Term Loan B11, (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 7/31/2025 (c)	1,143,675	1,100,787
Windstream Refinance, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 9.75%, 2/17/2024 (c)	620,000	625,165

		2,669,658

Health Care Providers & Services 0.9%
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 4.50%), 6.77%, 11/16/2025 (c)	1,159,175	1,165,550

Hotels, Restaurants & Leisure 0.2%
SMG Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.23%, 1/23/2025 (c)	246,875	245,846

Machinery 0.3%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 5.26%, 4/19/2025 (c)	435,600	415,453

Media 0.3%
Diamond Sports Group LLC, Term Loan, (ICE LIBOR USD 3 Month + 0.00%), 0.00%, 7/17/2026 (c)	355,000	355,586

Metals & Mining 1.7%
Aleris International, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.98%, 2/27/2023 (c)	1,470,150	1,472,355
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 7.33%, 8/23/2023 (c)	609,150	610,673

		2,083,028

Multiline Retail 0.5%
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 8.38%, 10/25/2023 (c)	703,301	603,080

Oil, Gas & Consumable Fuels 0.4%
Delek US Holdings, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 2.25%), 4.58%, 3/31/2025 (c)	444,378	444,009

Personal Products 0.8%
Alphabet Holding Co., Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.73%, 9/26/2024 (c)	1,081,261	1,021,791

Wireless Telecommunication Services 0.7%
Sprint Communications, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.25%, 2/2/2024 (c)	890,525	889,688

Total Loan Participations (cost $12,997,735)		12,789,270

Total Investments (cost $122,399,831) — 97.7%		123,468,667

Other assets in excess of liabilities — 2.3%		2,900,207

NET ASSETS — 100.0%		$ 126,368,874

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $88,036,511 which represents 69.67% of net assets.

(b)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.
(d)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(e)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2019.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

Currency:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency contracts outstanding as of July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

EUR	360,000	USD	398,604	Bank of America NA	8/13/2019	276
USD	373,933	EUR	335,000	Bank of America NA	8/26/2019	2,336
USD	11,948,388	EUR	10,625,000	JPMorgan Chase Bank	8/26/2019	162,663
USD	279,525	GBP	225,000	JPMorgan Chase Bank	8/27/2019	5,549
EUR	95,545	USD	105,917	Bank of America NA	8/28/2019	84

Net unrealized appreciation						170,908

Currency:
EUR	Euro
GBP	British Pound
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds
Aerospace & Defense	$–	$2,607,412	$–	$2,607,412
Airlines	–	1,666,381	–	1,666,381
Auto Components	–	2,217,680	–	2,217,680
Banks	–	4,174,342	–	4,174,342
Biotechnology	–	1,742,390	–	1,742,390
Building Products	–	1,116,175	–	1,116,175
Capital Markets	–	1,919,005	–	1,919,005
Chemicals	–	5,175,068	–	5,175,068
Commercial Services & Supplies	–	3,268,646	–	3,268,646
Communications Equipment	–	–	–	–
Construction & Engineering	–	426,638	–	426,638
Consumer Finance	–	3,575,134	–	3,575,134
Containers & Packaging	–	843,755	–	843,755
Diversified Financial Services	–	509,562	–	509,562
Diversified Telecommunication Services	–	2,421,169	–	2,421,169
Electric Utilities	–	3,926,354	–	3,926,354
Electronic Equipment, Instruments & Components	–	1,449,886	–	1,449,886
Energy Equipment & Services	–	6,160,562	–	6,160,562
Entertainment	–	913,785	–	913,785
Equity Real Estate Investment Trusts (REITs)	–	460,824	–	460,824
Food & Staples Retailing	–	749,533	–	749,533
Food Products	–	5,774,143	–	5,774,143
Health Care Providers & Services	–	3,762,638	–	3,762,638
Health Care Technology	–	398,520	–	398,520
Hotels, Restaurants & Leisure	–	9,778,593	–	9,778,593
Household Durables	–	4,892,212	–	4,892,212
Independent Power and Renewable Electricity Producers	–	1,873,132	–	1,873,132
Insurance	–	1,293,046	–	1,293,046
Machinery	–	3,465,939	–	3,465,939

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Marine	$–	$935,275	$–	$935,275
Media	–	3,897,824	–	3,897,824
Metals & Mining	–	4,885,133	–	4,885,133
Oil, Gas & Consumable Fuels	–	10,590,158	–	10,590,158
Paper & Forest Products	–	1,078,737	–	1,078,737
Pharmaceuticals	–	3,686,283	–	3,686,283
Professional Services	–	1,049,642	–	1,049,642
Road & Rail	–	1,826,323	–	1,826,323
Software	–	774,800	–	774,800
Specialty Retail	–	1,532,130	–	1,532,130
Thrifts & Mortgage Finance	–	1,326,750	–	1,326,750
Trading Companies & Distributors	–	1,249,552	–	1,249,552
Wireless Telecommunication Services	–	1,284,266	–	1,284,266
Total Corporate Bonds	$–	$110,679,397	$–	$110,679,397
Forward Foreign Currency Contracts	$–	$170,908	$–	$170,908
Loan Participations	–	12,789,270	–	12,789,270
Total	$–	$123,639,575	$–	$123,639,575

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2019, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$ 170,908
Total		$ 170,908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 8.7%
	Principal Amount	Value

CANADA 0.0%
Airlines 0.0%†
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021(a)	$60,633	$ 62,434

UNITED STATES 8.7%
Automobiles 2.6%
CPS Auto Receivables Trust, Series 2018-A, Class D, 3.66%, 12/15/2023(a)	170,000	172,255
First Investors Auto Owner Trust, Series 2017-2A, Class E, 5.48%, 10/15/2024(a)	350,000	362,348
Foursight Capital Automobile Receivables Trust
Series 2018-1, Class E, 5.56%, 1/16/2024(a)	230,000	239,436
Series 2018-1, Class F, 6.82%, 4/15/2025(a)	1,080,000	1,118,257
Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/2026(a)	750,000	765,240
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024(a)	650,000	653,644
Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	490,000	505,313

		3,816,493

Home Equity 1.0%
Nationstar HECM Loan Trust, Series 2018-1A, Class M4, 4.70%, 2/25/2028(a)(b)	1,400,000	1,414,956

Other 5.1%
BCC Funding XIV LLC, Series 2018-1A, Class E, 6.00%, 4/21/2025(a)	750,000	767,610
Conn’s Receivables Funding LLC, Series 2018-A, Class C, 6.02%, 1/15/2023(a)	931,933	938,920
Progress Residential Trust
Series 2015-SFR2, Class F, 5.07%, 6/12/2032(a)	1,200,000	1,197,360
Series 2017-SFR1, Class E, 4.26%, 8/17/2034(a)	310,000	316,803
Series 2017-SFR1, Class F, 5.35%, 8/17/2034(a)	1,200,000	1,235,705
Series 2018-SFR1, Class F, 4.78%, 3/17/2035(a)	900,000	913,953
Series 2019-SFR2, Class E, 4.14%, 5/17/2036(a)	1,000,000	1,022,080
Tricon American Homes Trust
Series 2016-SFR1, Class F, 5.77%, 11/17/2033(a)	240,000	247,456
Series 2017-SFR2, Class D, 3.67%, 1/17/2036(a)	150,000	152,357
Series 2017-SFR2, Class E, 4.22%, 1/17/2036(a)	475,000	488,916
Series 2017-SFR2, Class F, 5.10%, 1/17/2036(a)	140,000	144,882

		7,426,042

		12,657,491

Total Asset-Backed Securities (cost $12,517,216)		12,719,925

Collateralized Mortgage Obligations 19.0%
	Principal Amount	Value

BERMUDA 3.3%
Bellemeade Re Ltd.
Series 2018-1A, Class M1B, 3.87%, 4/25/2028(a)(b)	$1,020,000	$ 1,022,625
Series 2018-2A, Class B1, 4.92%, 8/25/2028(a)(b)	460,000	462,582
Eagle RE Ltd., Series 2019-1, Class M1B, 4.07%, 4/25/2029(a)(b)	1,190,000	1,187,228
Oaktown Re III Ltd., Series 2019-1A, Class B1B, 6.62%, 7/25/2029(a)(b)	1,520,000	1,520,456
Radnor RE Ltd., Series 2019-2, Class B1, 4.97%, 6/25/2029(a)(b)	640,000	639,998

		4,832,889

UNITED STATES 15.7%
Angel Oak Mortgage Trust LLC, Series 2017-1, Class B1, 6.23%, 1/25/2047(a)(b)	470,000	474,696
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.56%, 10/25/2047(a)(b)	365,000	366,156
Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 7.52%, 6/25/2039(a)(b)	720,000	767,784
Deephaven Residential Mortgage Trust
Series 2018-2A, Class M1, 4.38%, 4/25/2058(a)(b)	350,000	358,405
Series 2018-2A, Class B2, 6.04%, 4/25/2058(a)(b)	940,000	953,479
Series 2019-3A, Class B2, 5.66%, 7/25/2059(a)(b)	400,000	399,984
FHLMC REMICS
Series 4395, Class TI, IO, 4.00%, 5/15/2026	164,335	12,507
Series 3927, Class AI, IO, 4.50%, 8/15/2026	446,162	31,565
Series 4097, Class CI, IO, 3.00%, 8/15/2027	607,903	46,767
Series 4123, Class DI, IO, 3.00%, 10/15/2027	1,567,561	124,565
Series 4244, Class AI, IO, 4.50%, 8/15/2028	323,431	25,945
FHLMC STACR Trust
Series 2018-HQA2, Class B2, 13.27%, 10/25/2048(a)(b)	1,090,000	1,268,463
Series 2019-DNA1, Class B2, 13.15%, 1/25/2049(a)(b)	1,700,000	2,032,534
Series 2019-HRP1, Class B1, 6.46%, 2/25/2049(a)(b)	1,100,000	1,145,298
Series 2019-HQA1, Class B2, 14.52%, 2/25/2049(a)(b)	600,000	729,233
Series 2019-HQA2, Class B1, 6.37%, 4/25/2049(a)(b)	550,000	581,926
Series 2019-HQA2, Class B2, 13.52%, 4/25/2049(a)(b)	510,000	590,069
Series 2019-DNA3, Class B2, 10.45%, 7/25/2049(a)(b)	1,410,000	1,499,102
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class B, 13.02%, 3/25/2025(b)	405,035	545,027
Series 2015-HQA1, Class B, 11.07%, 3/25/2028(b)	566,210	701,129
Series 2017-HQA1, Class B1, 7.27%, 8/25/2029(b)	1,000,000	1,133,712

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

UNITED STATES (continued)
FNMA
Series 2016-C04, Class 1B, 12.52%, 1/25/2029(b)	$199,570	$ 267,444
Series 2017-C07, Class 1B1, 6.27%, 5/28/2030(b)	1,800,000	1,928,297
Series 2018-C06, Class 1M2, 4.27%, 3/25/2031(b)	1,750,000	1,758,962
Series 2018-C06, Class 1B1, 6.02%, 3/25/2031(b)	600,000	629,886
Series 2019-R05, Class 1B1, 0.00%, 7/25/2039(a)(b)	500,000	506,309
FNMA REMICS
Series 2012-130, Class UI, IO, 3.00%, 12/25/2027	762,986	56,028
Series 2012-150, Class BI, IO, 3.00%, 1/25/2028	710,887	54,528
Series 2013-5, Class YI, IO, 3.00%, 2/25/2028	800,675	60,831
Series 2009-31, Class PI, IO, 5.00%, 11/25/2038	176,438	21,196
GNMA REMICS
Series 2011-167, Class , IO, 5.00%, 12/16/2020	11,734	216
Series 2013-84, Class SC, IO, 4.27%, 3/16/2040(b)	143,545	22,481
Series 2011-135, Class QI, IO, 4.50%, 6/16/2041	168,909	24,098
Series 2012-140, Class IC, IO, 3.50%, 11/20/2042	210,930	36,774
Series 2016-5, Class CS, IO, 3.88%, 1/20/2046(b)	286,056	51,767
Series 2016-20, Class SB, IO, 3.83%, 2/20/2046(b)	311,863	51,669
Series 2016-17, Class JS, IO, 3.83%, 2/20/2046(b)	271,342	42,720
Series 2016-81, Class , IO, 4.00%, 6/20/2046	172,782	30,001
Series 2016-88, Class SM, IO, 3.83%, 7/20/2046(b)	279,273	48,305
Series 2016-108, Class QI, IO, 4.00%, 8/20/2046	136,186	28,263
Series 2016-118, Class DS, IO, 3.83%, 9/20/2046(b)	283,660	54,141
Series 2016-145, Class UI, IO, 3.50%, 10/20/2046	198,004	35,312
STACR Trust
Series 2018-HRP2, Class B1, 6.47%, 2/25/2047(a)(b)	1,310,000	1,358,513
Series 2018-HRP2, Class B2, 12.77%, 2/25/2047(a)(b)	1,380,000	1,500,323
Verus Securitization Trust, Series 2019-INV2, Class B1, 4.45%, 7/25/2059(a)	430,000	429,910

		22,786,320

Total Collateralized Mortgage Obligations (cost $25,975,464)		27,619,209

Commercial Mortgage-Backed Securities 3.9%
	Principal Amount	Value

UNITED STATES 3.9%
COMM Mortgage Trust , Series 2015-CR26, Class D, 3.49%, 10/10/2048(b)	1,350,000	1,259,469

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

UNITED STATES (continued)
CSAIL Commercial Mortgage Trust , Series 2015-C4, Class D, 3.58%, 11/15/2048(b)	$250,000	$ 243,238
GS Mortgage Securities Trust , Series 2016-GS4, Class D, 3.23%, 11/10/2049(a)(b)	1,340,000	1,231,089
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2014-C16, Class D, 4.77%, 6/15/2047(a)(b)	950,000	820,297
Morgan Stanley Capital I Trust , Series 2016-UBS9, Class D, 3.00%, 3/15/2049(a)	785,000	711,957
UBS Commercial Mortgage Trust , Series 2017-C4, Class C, 4.45%, 10/15/2050(b)	810,000	855,447
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS5, Class D, 4.88%, 1/15/2059(b)	125,000	130,628
WFRBS Commercial Mortgage Trust , Series 2013-C12, Class D, 4.40%, 3/15/2048(a)(b)	445,000	428,163
Total Commercial Mortgage-Backed Securities

(cost $5,315,410)		5,680,288

Corporate Bonds 51.9%
	Principal Amount	Value

ARGENTINA 0.9%
Electric Utilities 0.9%
Stoneway Capital Corp., 10.00%, 3/1/2027(a)	1,443,788	1,333,699

BERMUDA 0.7%
Beverages 0.7%
Bacardi Ltd., 5.30%, 5/15/2048(a)	1,000,000	1,067,308

BRAZIL 0.6%
Chemicals 0.6%
Braskem Netherlands Finance BV, 4.50%, 1/10/2028(a)	885,000	893,585

CANADA 1.3%
Aerospace & Defense 0.6%
Bombardier, Inc., 7.88%, 4/15/2027(a)	835,000	845,438

Energy Equipment & Services 0.5%
Tervita Corp., 7.63%, 12/1/2021(a)	704,000	718,080

Oil, Gas & Consumable Fuels 0.2%
Parkland Fuel Corp., 5.88%, 7/15/2027(a)	355,000	365,206

		1,928,724

CHILE 0.6%
Airlines 0.6%
Latam Finance Ltd., 7.00%, 3/1/2026(a)	895,000	947,581

DENMARK 0.3%
Banks 0.3%
Danske Bank A/S, 5.38%, 1/12/2024(a)	448,000	487,665

FRANCE 1.8%
Banks 1.8%
BNP Paribas SA, (USD Swap Semi 5 Year + 1.48%), 4.38%, 3/1/2033(a)(c)	1,825,000	1,893,046

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)
	Principal Amount		Value

FRANCE (continued)
Banks (continued)
Societe Generale SA, (USD Swap Semi 5 Year + 4.30%), 7.38%, 10/04/2023(a)(c)(d)		$675,000	$ 702,844

			2,595,890

IRELAND 1.0%
Banks 0.4%
AIB Group plc, (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(c)		620,000	637,069

Consumer Finance 0.6%
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022(a)		800,000	810,960

			1,448,029

ITALY 1.7%
Banks 0.9%
UniCredit SpA, (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(c)		1,260,000	1,267,875

Household Durables 0.4%
International Design Group SpA, 6.50%, 11/15/2025(a)	EUR	585,000	656,499

Pharmaceuticals 0.4%
Rossini Sarl, 6.75%, 10/30/2025(a)		475,000	567,832

			2,492,206

LUXEMBOURG 1.1%
Chemicals 0.6%
INEOS Finance plc, 2.88%, 5/1/2026(a)		725,000	810,601

Media 0.5%
Altice Luxembourg SA, 10.50%, 5/15/2027(a)		$700,000	741,125

			1,551,726

MEXICO 0.7%
Hotels, Restaurants & Leisure 0.7%
Grupo Posadas SAB de CV, 7.88%, 6/30/2022(a)		988,000	999,115

NETHERLANDS 1.2%
Banks 1.0%
ING Groep NV, 3.55%, 4/9/2024		1,440,000	1,490,417

Professional Services 0.2%
Intertrust Group BV, 3.38%, 11/15/2025(a)	EUR	300,000	352,391

			1,842,808

SINGAPORE 1.6%
Consumer Finance 0.8%
Avation Capital SA, 6.50%, 5/15/2021(a)		$1,205,000	1,238,137

Trading Companies & Distributors 0.8%
BOC Aviation Ltd., 3.50%, 10/10/2024(a)		1,160,000	1,180,112

			2,418,249

SWITZERLAND 2.1%
Auto Components 0.3%
Garrett LX I Sarl, 5.13%, 10/15/2026(a)	EUR	475,000	496,905

Corporate Bonds (continued)
	Principal Amount		Value

SWITZERLAND (continued)
Banks 0.5%
UBS Group Funding Switzerland AG, (USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(c)(d)		$640,000	$ 675,200

Capital Markets 1.3%
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(c)(d)		675,000	717,187
VistaJet Malta Finance plc, 10.50%, 6/1/2024(a)		1,208,000	1,195,920

			1,913,107

			3,085,212

UNITED ARAB EMIRATES 0.4%
Energy Equipment & Services 0.4%
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)		560,000	515,200

UNITED KINGDOM 1.1%
Banks 0.9%
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(c)(d)		800,000	815,000
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(c)		545,000	551,373

			1,366,373

Insurance 0.2%
Galaxy Bidco Ltd., 6.50%, 7/31/2026(a)	GBP	255,000	303,128

			1,669,501

UNITED STATES 34.8%
Auto Components 0.3%
Panther BF Aggregator 2 LP, 4.38%, 5/15/2026(a)	EUR	325,000	369,253

Banks 2.4%
Bank of America Corp., Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024(c)(d)		$1,410,000	1,425,933
Citigroup, Inc., (ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025(c)		1,070,000	1,098,697
JPMorgan Chase & Co., Series FF, (SOFR + 3.38%), 5.00%, 8/01/2024(c)(d)		932,000	941,320

			3,465,950

Biotechnology 0.9%
Horizon Pharma USA, Inc., 5.50%, 8/1/2027(a)		1,215,000	1,246,736

Building Products 0.4%
Summit Materials LLC, 6.50%, 3/15/2027(a)		505,000	534,038

Capital Markets 0.9%
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)		1,210,000	1,266,199

Chemicals 0.8%
Hexion, Inc., 7.88%, 7/15/2027(a)		655,000	648,450
Olin Corp., 5.63%, 8/1/2029		605,000	620,881

			1,269,331

Commercial Services & Supplies 0.3%
Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)		220,000	224,404
5.75%, 4/15/2026(a)		265,000	276,263

			500,667

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)
	Principal Amount		Value

UNITED STATES (continued)
Consumer Finance 1.4%
Ford Motor Credit Co. LLC, 5.58%, 3/18/2024		$745,000	$ 796,884
General Motors Financial Co., Inc., 3.55%, 7/8/2022		1,270,000	1,290,003

			2,086,887

Diversified Financial Services 0.2%
Verscend Escrow Corp., 9.75%, 8/15/2026(a)		335,000	357,120

Diversified Telecommunication Services 1.2%
Frontier Communications Corp.
7.13%, 1/15/2023		750,000	442,500
8.50%, 4/1/2026(a)		265,000	258,958
Windstream Services LLC, 8.63%, 10/31/2025(a)(e)		1,000,000	1,017,500

			1,718,958

Electric Utilities 0.9%
Southern California Edison Co., Series B, 4.88%, 3/1/2049		600,000	698,845
Vistra Operations Co. LLC, 5.63%, 2/15/2027(a)		540,000	569,700

			1,268,545

Electronic Equipment, Instruments & Components 1.7%
Belden, Inc., 3.88%, 3/15/2028(a)	EUR	905,000	1,069,459
Flex Ltd., 4.88%, 6/15/2029		$1,310,000	1,360,040

			2,429,499

Energy Equipment & Services 1.0%
Transocean Sentry Ltd., 5.38%, 5/15/2023(a)		785,000	786,963
Transocean, Inc., 7.25%, 11/1/2025(a)		769,000	722,860

			1,509,823

Entertainment 0.5%
Netflix, Inc., 3.88%, 11/15/2029(a)	EUR	560,000	664,589

Equity Real Estate Investment Trusts (REITs) 0.4%
MPT Operating Partnership LP, 4.63%, 8/1/2029		$505,000	511,464

Food Products 0.9%
JBS USA LUX SA, 5.50%, 1/15/2030(a)		455,000	455,000
Simmons Foods, Inc., 5.75%, 11/1/2024(a)		911,000	833,565

			1,288,565

Health Care Equipment & Supplies 0.4%
Medtronic Global Holdings SCA, 1.75%, 7/2/2049	EUR	474,000	535,915

Health Care Providers & Services 1.0%
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/2027(a)		$930,000	918,561
Surgery Center Holdings, Inc., 10.00%, 4/15/2027(a)		585,000	577,688

			1,496,249

Health Care Technology 0.3%
IQVIA, Inc., 2.25%, 1/15/2028(a)	EUR	410,000	453,870

Hotels, Restaurants & Leisure 2.7%
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)		$1,175,000	1,307,187
MGM Resorts International, 5.50%, 4/15/2027		665,000	705,093
Scientific Games International, Inc.
3.38%, 2/15/2026(a)	EUR	135,000	151,572
8.25%, 3/15/2026(a)		$1,195,000	1,278,985
VOC Escrow Ltd., 5.00%, 2/15/2028(a)		440,000	448,250

			3,891,087

Corporate Bonds (continued)
	Principal Amount		Value

UNITED STATES (continued)
Household Durables 1.8%
KB Home, 6.88%, 6/15/2027		$935,000	$ 1,022,656
Lennar Corp., 5.00%, 6/15/2027		910,000	958,913
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028(a)		609,000	631,125

			2,612,694

Independent Power and Renewable Electricity Producers 0.2%
Clearway Energy Operating LLC, 5.75%, 10/15/2025(a)		300,000	311,160

Insurance 2.5%
Chubb INA Holdings, Inc., 1.40%, 6/15/2031	EUR	630,000	745,289
CNO Financial Group, Inc., 5.25%, 5/30/2029		$560,000	604,800
Farmers Exchange Capital III, (ICE LIBOR USD 3 Month + 3.45%), 5.45%, 10/15/2054(a)(c)		1,070,000	1,197,211
Liberty Mutual Group, Inc., (EUR Swap Annual 5 Year + 3.70%), 3.63%, 5/23/2059(a)(c)	EUR	950,000	1,100,100

			3,647,400

IT Services 0.9%
Fidelity National Information Services, Inc., 2.00%, 5/21/2030		465,000	572,902
Fiserv, Inc., 1.63%, 7/1/2030		630,000	749,815

			1,322,717

Machinery 0.6%
EnPro Industries, Inc., 5.75%, 10/15/2026		$790,000	815,675

Media 1.3%
Diamond Sports Group LLC
5.38%, 8/15/2026(a)		76,000	77,235
6.63%, 8/15/2027(a)		445,000	454,734
MDC Partners, Inc., 6.50%, 5/1/2024(a)		1,517,000	1,369,093

			1,901,062

Oil, Gas & Consumable Fuels 3.8%
Blue Racer Midstream LLC, 6.63%, 7/15/2026(a)		715,000	714,106
EnLink Midstream LLC, 5.38%, 6/1/2029		75,000	77,321
EQT Corp., 3.90%, 10/1/2027		1,250,000	1,116,491
Genesis Energy LP
6.50%, 10/1/2025		880,000	873,400
6.25%, 5/15/2026		425,000	419,156
Midwest Connector Capital Co. LLC, 4.63%, 4/1/2029(a)		587,000	626,388
MPLX LP, 4.50%, 4/15/2038		610,000	617,599
Noble Energy, Inc., 5.25%, 11/15/2043		965,000	1,052,394

			5,496,855

Paper & Forest Products 0.7%
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)		940,000	961,150

Pharmaceuticals 0.4%
Bausch Health Cos., Inc.
7.00%, 1/15/2028(a)		257,000	266,316
7.25%, 5/30/2029(a)		373,000	387,689

			654,005

Road & Rail 0.2%
Hertz Corp. (The), 7.13%, 8/1/2026(a)		274,000	279,836

Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc., 4.25%, 4/15/2026(a)		384,000	386,933

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)
	Principal Amount		Value

UNITED STATES (continued)
Specialty Retail 0.6%
Michaels Stores, Inc., 8.00%, 7/15/2027(a)		$929,000	$ 898,808

Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC, 4.90%, 10/1/2026(a)		560,000	585,965

Thrifts & Mortgage Finance 1.0%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a)		1,175,000	1,022,250
8.25%, 4/15/2025(a)		580,000	506,050

			1,528,300

Tobacco 0.3%
Altria Group, Inc., 2.20%, 6/15/2027	EUR	410,000	492,555
Trading Companies & Distributors 0.5%
Herc Holdings, Inc., 5.50%, 7/15/2027(a)		$685,000	685,856

Wireless Telecommunication Services 0.7%
T-Mobile USA, Inc., 4.75%, 2/1/2028		955,000	981,262

			50,426,978

Total Corporate Bonds
(cost $74,040,607)			75,703,476

Foreign Government Security 0.9%
	Principal Amount		Value

QATAR 0.9%
Qatar Government Bond, 4.82%, 3/14/2049 (a)		1,135,000	1,313,763

Total Foreign Government Security
(cost $1,135,000)			1,313,763

Loan Participations 9.5%
	Principal Amount		Value

UNITED STATES 9.5%
Auto Components 0.4%
Trico Group LLC, Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 9.33%, 2/2/2024 (c)		619,255	594,485

Commercial Services & Supplies 0.1%
West Corp., Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 6.52%, 10/10/2024 (c)		120,399	112,272

Communications Equipment 0.3%
CommScope, Inc., Term Loan B2, (ICE LIBOR USD 1 Month + 3.25%), 5.48%, 4/6/2026 (c)		395,000	395,099

Containers & Packaging 0.3%
Kloeckner Pentaplast, Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 6.48%, 6/30/2022 (c)		451,950	410,520

Loan Participations (continued)
	Principal Amount	Value

Diversified Telecommunication Services 1.8%
CenturyLink, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 1/31/2025 (c)	$1,203,889	$ 1,195,690
Numericable US LLC, Term Loan B11, (ICE LIBOR USD 1 Month + 2.75%), 4.98%, 7/31/2025 (c)	439,875	423,380
Windstream Corp., Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 10.50%, 3/29/2021 (c)	350,278	358,678
Windstream Refinance, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 9.75%, 2/17/2024 (c)	615,000	620,123

		2,597,871

Equity Real Estate Investment Trusts (REITs) 0.2%
Iron Mountain, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 1.75%), 3.98%, 1/2/2026 (c)	330,813	325,437

Food Products 0.9%
JBS USA LLC, Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.73%, 5/1/2026 (c)	1,376,550	1,379,041

Health Care Providers & Services 0.7%
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 4.50%), 6.77%, 11/16/2025 (c)	1,059,675	1,065,503

Machinery 0.4%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 5.26%, 4/19/2025 (c)	668,250	637,343

Media 0.3%
Diamond Sports Group LLC, Term Loan, (ICE LIBOR USD 3 Month + 0.00%), 0.00%, 7/17/2026 (c)	380,000	380,627

Metals & Mining 0.9%
Aleris International, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.98%, 2/27/2023 (c)	1,237,500	1,239,356
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 7.33%, 8/23/2023 (c)	122,813	123,120

		1,362,476

Multiline Retail 0.5%
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 8.38%, 10/25/2023 (c)	870,997	746,880

Personal Products 0.6%
Alphabet Holding Co., Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.73%, 9/26/2024 (c)	893,041	843,923

Pharmaceuticals 0.3%
Bausch Health Cos., Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.38%, 6/2/2025 (c)	399,169	400,466

Semiconductors & Semiconductor Equipment 0.3%
Microchip Technology, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.24%, 5/29/2025 (c)	508,779	508,143

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Loan Participations (continued)
	Principal Amount	Value

Wireless Telecommunication Services 1.5%
SBA Senior Finance II LLC, 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.24%, 4/6/2025 (c)	$1,321,650	$ 1,317,434
Sprint Communications, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.25%, 2/2/2024 (c)	810,925	810,163

		2,127,597

Total Loan Participations (cost $13,953,432)		13,887,683

Total Investments (cost $132,937,129) — 93.9%		136,924,344

Other assets in excess of liabilities — 6.1%		8,870,633

NET ASSETS — 100.0%		$ 145,794,977

†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $87,072,951 which represents 59.72% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.
(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2019.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

Currency:
EUR	Euro
GBP	British Pound
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2019(1):

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North American High Yield Index Series 32-V2	5.00	Quarterly	6/20/2024	3.22	USD 47,800,000	(2,460,517)	(1,382,325)	(3,842,842)
Markit CDX North American Investment Grade Index Series 32-V1	1.00	Quarterly	6/20/2024	0.53	USD 14,750,000	(225,368)	(109,866)	(335,234)
						(2,685,885)	(1,492,191)	(4,178,076)

1

The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At July 31, 2019, the Fund had $1,783,443 segregated as collateral for credit default swap contracts.

Currency:
USD	United States Dollar

Forward foreign currency contracts outstanding as of July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,566,001	EUR	6,728,000	JPMorgan Chase Bank	8/26/2019	103,002
USD	316,795	GBP	255,000	JPMorgan Chase Bank	8/27/2019	6,288

Net unrealized appreciation						109,290

Currency:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	3	9/2019	USD	532,688	(485)

					(485)

Short Contracts
Euro-Bund	(56)	9/2019	EUR	(10,852,939)	(256,602)
U.S. Treasury 5 Year Note	(231)	9/2019	USD	(27,155,133)	(139,207)
U.S. Treasury 10 Year Ultra Note	(134)	9/2019	USD	(18,471,063)	(25,049)
U.S. Treasury Long Bond	(39)	9/2019	USD	(6,068,156)	(183,624)
USD 10 Year Interest Rate Swap	(21)	9/2019	USD	(2,300,813)	(28,063)

					(632,545)

					(633,030)

At July 31, 2019, the Fund had $601,246 segregated as collateral with the broker for open futures contracts.

Currency:
EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$12,719,925	$–	$12,719,925
Collateralized Mortgage Obligations	–	27,619,209	–	27,619,209
Commercial Mortgage-Backed Securities	–	5,680,288	–	5,680,288
Corporate Bonds	–	75,703,476	–	75,703,476
Foreign Government Security	–	1,313,763	–	1,313,763
Forward Foreign Currency Contracts	–	109,290	–	109,290
Loan Participations	–	13,887,683	–	13,887,683
Total Assets	$–	$137,033,634	$–	$137,033,634
Liabilities:
Swap Contracts*	$–	$(1,492,191)	$–	$(1,492,191)
Futures Contracts	(633,030)	–	–	(633,030)
Total Liabilities	$(633,030)	$(1,492,191)	$–	$(2,125,221)
Total	$(633,030)	$135,541,443	$–	$134,908,413

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Swap Contracts

Credit Default Swap Contracts. The Fund entered into credit default swap contracts during the period ended July 31, 2019. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to manage broad credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received at the beginning of the initiation period are included in the “Payable for variation margin on centrally cleared credit default swap contracts”. These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2019 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$109,290
Total		$109,290

Liabilities:
Swap Contracts(a)
Credit risk	Unrealized depreciation on centrally cleared credit default swap contracts	$(1,492,191)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(633,030)
Total		$(2,125,221)

(a)  Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 98.9%
	Shares	Value

Aerospace & Defense 0.3%
Vectrus, Inc. *	4,600	$186,024

Airlines 0.7%
JetBlue Airways Corp. *	16,000	307,680
Mesa Air Group, Inc. *	15,400	157,696

		465,376

Auto Components 1.2%
Dana, Inc.	19,300	322,503
Modine Manufacturing Co. *	20,250	277,830
Tower International, Inc.	3,835	118,118

		718,451

Banks 14.7%
Associated Banc-Corp.	24,300	526,581
Bancorp, Inc. (The) *	21,500	208,120
Bank of Commerce Holdings	20,294	218,566
BankUnited, Inc.	11,400	392,274
Boston Private Financial Holdings, Inc.	20,900	241,186
CIT Group, Inc.	9,200	465,060
Civista Bancshares, Inc.	7,200	159,624
Financial Institutions, Inc.	15,000	461,850
First Bancorp/PR	8,300	89,308
Flushing Financial Corp.	6,500	132,340
Hilltop Holdings, Inc.	21,900	496,692
IBERIABANK Corp.	6,800	534,276
Independent Bank Corp.	8,300	180,442
International Bancshares Corp.	11,900	447,797
Mercantile Bank Corp.	6,100	204,960
MidWestOne Financial Group, Inc.	12,201	379,085
Northrim Bancorp, Inc.	7,817	304,629
OFG Bancorp	20,200	457,126
Orrstown Financial Services, Inc.	9,600	219,552
Peoples Bancorp, Inc.	6,100	197,701
Popular, Inc.	9,900	569,844
Premier Financial Bancorp, Inc.	12,956	202,373
Republic Bancorp, Inc., Class A	3,100	148,087
Shore Bancshares, Inc.	8,300	136,120
Synovus Financial Corp.	13,200	503,844
TCF Financial Corp.	22,100	472,498
TriCo Bancshares	5,000	188,750
Univest Financial Corp.	5,800	159,268
WesBanco, Inc.	12,600	460,908

		9,158,861

Biotechnology 3.5%
Akebia Therapeutics, Inc. *	14,900	62,431
Alpine Immune Sciences, Inc. *	100	424
Arcus Biosciences, Inc. *	13,300	105,203
Ardelyx, Inc. *	17,141	41,310
Arrowhead Pharmaceuticals, Inc. *(a)	4,100	119,146
BioSpecifics Technologies Corp. *	3,000	174,300
Deciphera Pharmaceuticals, Inc. *	3,700	81,770
Dicerna Pharmaceuticals, Inc. *	6,100	83,143
Eagle Pharmaceuticals, Inc. *	1,300	71,318
Esperion Therapeutics, Inc. *	1,700	67,473
Five Prime Therapeutics, Inc. *	13,000	66,430
Iovance Biotherapeutics, Inc. *	4,900	120,491
Jounce Therapeutics, Inc. *	22,800	109,212
Kura Oncology, Inc. *	8,500	162,520
MEI Pharma, Inc. *(a)	40,700	69,190
Retrophin, Inc. *	6,100	120,719
Rocket Pharmaceuticals, Inc. *	5,600	68,208
Sangamo Therapeutics, Inc. *	17,600	211,376
Translate Bio, Inc. *	13,200	105,864

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Veracyte, Inc. *	4,600	$130,502
Viking Therapeutics, Inc. *(a)	28,900	222,241

		2,193,271

Building Products 2.0%
Builders FirstSource, Inc. *	24,600	422,628
Masonite International Corp. *	8,300	442,390
Resideo Technologies, Inc. *	21,000	396,060

		1,261,078

Capital Markets 2.0%
Blucora, Inc. *	13,700	410,178
Cowen, Inc., Class A *	8,600	151,016
Oaktree Specialty Lending Corp.	59,000	314,470
Silvercrest Asset Management Group, Inc., Class A	11,100	159,063
Victory Capital Holdings, Inc., Class A *	10,336	184,704

		1,219,431

Chemicals 1.9%
Cabot Corp.	8,400	375,648
Kraton Corp. *	13,500	414,045
Tredegar Corp.	24,400	406,748

		1,196,441

Commercial Services & Supplies 2.9%
Acme United Corp.	8,300	172,640
CECO Environmental Corp. *	17,000	156,910
Ennis, Inc.	7,700	156,541
Heritage-Crystal Clean, Inc. *	2,000	56,100
Knoll, Inc.	21,500	521,375
Matthews International Corp., Class A	11,950	408,092
Steelcase, Inc., Class A	19,400	328,054

		1,799,712

Communications Equipment 1.1%
Clearfield, Inc. *	8,000	106,000
Comtech Telecommunications Corp.	6,900	205,344
Harmonic, Inc. *	5,000	37,350
NETGEAR, Inc. *	5,700	192,945
PC-Tel, Inc. *	33,700	155,694

		697,333

Construction & Engineering 3.2%
Arcosa, Inc.	11,100	416,250
Construction Partners, Inc., Class A *	9,300	145,359
EMCOR Group, Inc.	5,500	464,145
Granite Construction, Inc.	800	28,400
Great Lakes Dredge & Dock Corp. *	22,500	241,425
Limbach Holdings, Inc. *	21,300	189,144
MYR Group, Inc. *	4,500	162,540
Quanta Services, Inc.	9,500	355,490

		2,002,753

Consumer Finance 1.6%
Enova International, Inc. *	4,800	129,360
Navient Corp.	29,000	410,350
OneMain Holdings, Inc.	10,900	451,805

		991,515

Containers & Packaging 0.6%
Graphic Packaging Holding Co.	23,700	352,182

Diversified Consumer Services 0.5%
Career Education Corp. *	7,900	149,784

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Diversified Consumer Services (continued)
Laureate Education, Inc., Class A *	11,300	$185,207

		334,991

Diversified Telecommunication Services 0.3%
IDT Corp., Class B *	17,100	173,736

Electric Utilities 2.1%
Genie Energy Ltd., Class B (a)	16,300	179,626
Portland General Electric Co.	20,600	1,129,910

		1,309,536

Electrical Equipment 0.9%
Atkore International Group, Inc. *	14,500	395,705
Orion Energy Systems, Inc. *	43,800	141,036

		536,741

Electronic Equipment, Instruments & Components 5.6%
Anixter International, Inc. *	7,200	463,392
Avnet, Inc.	7,100	322,482
Bel Fuse, Inc., Class B	8,294	136,768
Belden, Inc.	2,100	95,466
Insight Enterprises, Inc. *	8,700	478,674
Jabil, Inc.	15,000	463,200
Methode Electronics, Inc.	13,400	401,330
MTS Systems Corp.	1,900	109,478
PC Connection, Inc.	4,500	147,195
PCM, Inc. *	7,000	243,810
ScanSource, Inc. *	12,350	419,283
Vishay Precision Group, Inc. *	4,400	179,256

		3,460,334

Energy Equipment & Services 0.6%
Exterran Corp. *	8,300	113,295
ProPetro Holding Corp. *	14,300	259,259

		372,554

Equity Real Estate Investment Trusts (REITs) 8.0%
Apartment Investment & Management Co., Class A	5,000	247,700
BRT Apartments Corp.	3,700	51,652
CareTrust REIT, Inc.	13,000	301,990
Community Healthcare Trust, Inc.	5,100	209,559
CoreSite Realty Corp.	2,900	303,949
Corporate Office Properties Trust	5,900	164,728
CubeSmart	9,500	322,525
CyrusOne, Inc.	5,400	309,960
EPR Properties	4,000	297,720
Front Yard Residential Corp.	24,700	296,647
GEO Group, Inc. (The)	18,100	322,361
Getty Realty Corp.	6,100	182,878
Independence Realty Trust, Inc.	4,300	53,105
Jernigan Capital, Inc.	15,800	313,472
Liberty Property Trust	5,900	308,570
NexPoint Residential Trust, Inc.	7,400	319,384
Rexford Industrial Realty, Inc.	7,300	302,220
Sotherly Hotels, Inc.	20,900	148,390
STORE Capital Corp.	7,300	249,733
Sunstone Hotel Investors, Inc.	23,300	307,793

		5,014,336

Food & Staples Retailing 0.4%
Ingles Markets, Inc., Class A	5,600	176,288
Performance Food Group Co. *	1,000	43,850

		220,138

Food Products 1.0%
Fresh Del Monte Produce, Inc.	6,900	209,277
John B Sanfilippo & Son, Inc.	2,190	190,333
Pilgrim’s Pride Corp. *	7,750	209,715

		609,325

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies 1.7%
Accuray, Inc. *	27,400	$113,436
Apyx Medical Corp. *	18,922	136,995
Cardiovascular Systems, Inc. *	3,300	151,239
FONAR Corp. *	5,738	140,811
Pro-Dex, Inc. *	7,081	100,692
SeaSpine Holdings Corp. *	9,400	119,474
Sientra, Inc. *	25,000	152,500
Tactile Systems Technology, Inc. *	2,200	127,028

		1,042,175

Health Care Providers & Services 2.5%
MEDNAX, Inc. *	17,450	428,746
National HealthCare Corp.	2,160	189,216
National Research Corp.	1,800	121,356
R1 RCM, Inc. *	17,600	221,408
Select Medical Holdings Corp. *	25,700	430,218
Triple-S Management Corp., Class B *	6,306	151,218

		1,542,162

Health Care Technology 0.5%
MTBC, Inc. *	6,253	29,702
Simulations Plus, Inc.	7,300	283,386

		313,088

Hotels, Restaurants & Leisure 1.4%
Del Taco Restaurants, Inc. *	12,400	150,288
Everi Holdings, Inc. *	15,700	188,557
Extended Stay America, Inc.	23,500	392,920
RCI Hospitality Holdings, Inc.	9,400	159,330

		891,095

Household Durables 0.2%
Century Communities, Inc. *	4,800	132,336

Household Products 0.1%
Oil-Dri Corp. of America	2,495	88,398

Independent Power and Renewable Electricity Producers 0.2%
Atlantic Power Corp. *	58,600	140,054

Insurance 2.8%
Assurant, Inc.	3,500	396,760
CNO Financial Group, Inc.	10,500	177,555
Hallmark Financial Services, Inc. *	13,000	201,500
Old Republic International Corp.	19,500	444,795
Third Point Reinsurance Ltd. *	37,000	372,960
Universal Insurance Holdings, Inc.	5,500	136,455

		1,730,025

Interactive Media & Services 0.3%
Meet Group, Inc. (The) *	47,800	164,432

Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc., Class A *	8,900	174,262
Expedia Group, Inc.	2,520	334,505

		508,767

IT Services 4.0%
CACI International, Inc., Class A *	1,900	408,785
Conduent, Inc. *	14,500	131,950
Hackett Group, Inc. (The)	9,400	154,348
ManTech International Corp., Class A	5,000	343,900
Perficient, Inc. *	3,700	126,429
Perspecta, Inc.	17,400	405,942
Presidio, Inc.	14,780	206,920
Sykes Enterprises, Inc. *	10,800	305,532
TTEC Holdings, Inc.	9,200	431,664

		2,515,470

Life Sciences Tools & Services 0.3%
Fluidigm Corp. *	8,900	104,575

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Life Sciences Tools & Services (continued)
Quanterix Corp. *	2,800	$86,744

		191,319

Machinery 4.5%
Blue Bird Corp. *	7,900	163,688
Commercial Vehicle Group, Inc. *	6,900	56,028
Crane Co.	4,800	401,760
EnPro Industries, Inc.	3,100	220,224
LB Foster Co., Class A *	7,900	190,943
Milacron Holdings Corp. *	16,200	272,808
Oshkosh Corp.	4,800	401,136
Park-Ohio Holdings Corp.	5,300	162,180
Spartan Motors, Inc.	12,700	152,654
SPX FLOW, Inc. *	8,800	356,928
Wabash National Corp.	25,600	405,248

		2,783,597

Marine 0.5%
Matson, Inc.	7,600	310,916

Media 1.1%
Entravision Communications Corp., Class A	53,900	175,714
Fluent, Inc. *	28,900	150,280
Salem Media Group, Inc.	65,809	136,883
TechTarget, Inc. *	8,300	191,066

		653,943

Metals & Mining 1.1%
Mayville Engineering Co., Inc. *	6,000	79,020
Ramaco Resources, Inc. *	31,800	154,866
Ryerson Holding Corp. *	21,500	175,440
Steel Dynamics, Inc.	5,000	157,550
SunCoke Energy, Inc. *	17,600	133,584

		700,460

Mortgage Real Estate Investment Trusts (REITs) 1.0%
Arbor Realty Trust, Inc.	23,400	285,246
Blackstone Mortgage Trust, Inc., Class A	3,800	134,976
New Residential Investment Corp.	12,000	188,280

		608,502

Multi-Utilities 2.4%
Black Hills Corp.	7,470	591,250
NorthWestern Corp.	12,800	894,976

		1,486,226

Oil, Gas & Consumable Fuels 1.3%
Bonanza Creek Energy, Inc. *	7,400	161,320
CVR Energy, Inc.	1,600	84,912
Dorian LPG Ltd. *	17,100	156,465
International Seaways, Inc. *	9,700	164,997
Midstates Petroleum Co., Inc. *	14,700	66,885
Peabody Energy Corp.	8,200	172,692

		807,271

Paper & Forest Products 0.9%
Schweitzer-Mauduit International, Inc.	12,200	420,046
Verso Corp., Class A *	9,800	158,564

		578,610

Pharmaceuticals 1.3%
Amphastar Pharmaceuticals, Inc. *	6,300	126,945
ANI Pharmaceuticals, Inc. *	2,000	169,180
Collegium Pharmaceutical, Inc. *	11,000	120,670
Cumberland Pharmaceuticals, Inc. *	14,516	84,918
Cymabay Therapeutics, Inc. *	8,700	53,766
Prestige Consumer Healthcare, Inc. *	4,300	148,780

Common Stocks (continued)
	Shares	Value

Pharmaceuticals (continued)
SCYNEXIS, Inc. *	119,440	$133,773

		838,032

Professional Services 2.2%
CRA International, Inc.	1,500	65,130
DLH Holdings Corp. *	32,500	156,000
ICF International, Inc.	2,000	170,380
Kelly Services, Inc., Class A	18,300	509,289
Korn Ferry	8,800	345,664
TrueBlue, Inc. *	7,400	146,298

		1,392,761

Road & Rail 0.3%
Universal Logistics Holdings, Inc.	8,059	158,682

Semiconductors & Semiconductor Equipment 2.8%
ACM Research, Inc., Class A *	8,700	151,641
Amtech Systems, Inc. *	27,000	158,760
FormFactor, Inc. *	25,700	431,246
Photronics, Inc. *	15,400	148,302
Rambus, Inc. *	23,000	286,580
Ultra Clean Holdings, Inc. *	9,800	142,982
Xperi Corp.	20,650	440,877

		1,760,388

Software 0.9%
Agilysys, Inc. *	6,800	166,804
GlobalSCAPE, Inc.	11,800	164,610
Progress Software Corp.	5,700	246,753

		578,167

Specialty Retail 0.6%
Sonic Automotive, Inc., Class A	12,500	344,625

Textiles, Apparel & Luxury Goods 1.6%
Kontoor Brands, Inc. *	12,300	360,759
Rocky Brands, Inc.	6,696	211,058
Steven Madden Ltd.	7,700	265,727
Vera Bradley, Inc. *	13,900	163,325

		1,000,869

Thrifts & Mortgage Finance 3.7%
Flagstar Bancorp, Inc.	7,200	248,256
Home Bancorp, Inc.	4,200	156,912
MGIC Investment Corp. *	46,400	596,240
Radian Group, Inc.	26,700	608,760
Riverview Bancorp, Inc.	24,800	210,800
Timberland Bancorp, Inc.	6,000	165,840
Walker & Dunlop, Inc.	5,200	303,368

		2,290,176

Tobacco 0.6%
Turning Point Brands, Inc.	2,300	85,399
Universal Corp.	4,700	279,650

		365,049

Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc.	7,200	438,048
Herc Holdings, Inc. *	9,200	415,288
WESCO International, Inc. *	3,100	157,294

		1,010,630

Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	12,200	394,548

Total Common Stocks (cost $57,968,751)		61,596,892

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Exchange Traded Fund 0.6%
	Shares	Value

Vanguard Small-Cap Value ETF	2,600	$341,952

Total Exchange Traded Fund (cost $337,952)		341,952

Short-Term Investment 0.1%
	Shares	Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	83,379	83,379

Total Short-Term Investment (cost $83,379)		83,379

Repurchase Agreement 0.4%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $262,633, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $267,959. (c)	$262,615	262,615

Total Repurchase Agreement (cost $262,615)		262,615

Total Investments (cost $58,652,697) — 100.0%		62,284,838
Other assets in excess of liabilities — 0.0%†		7,233

NET ASSETS — 100.0%		$62,292,071

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $332,093, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $83,379 and $262,615, respectively, a total value of $345,994.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $345,994.

CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$61,596,892	$–	$–	$61,596,892
Exchange Traded Fund	341,952	–	–	341,952
Repurchase Agreement	–	262,615	–	262,615
Short-Term Investment	83,379	–	–	83,379
Total	$62,022,223	$262,615	$–	$62,284,838

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 95.6%
	Shares	Value

ARGENTINA 1.9%
Internet & Direct Marketing Retail 1.2%
MercadoLibre, Inc. *	600	$372,852

Software 0.7%
Globant SA *	2,000	212,000

		584,852

BRAZIL 9.3%
Banks 2.3%
Banco Bradesco SA, ADR	12,000	108,480
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	50,000	308,018
Banco Santander Brasil SA, ADR	25,000	282,000

		698,498

Capital Markets 1.3%
B3 SA - Brasil Bolsa Balcao	35,000	386,927

Diversified Consumer Services 0.9%
YDUQS Part	30,000	269,629

Diversified Telecommunication Services 0.5%
Telefonica Brasil SA, ADR	10,000	136,400

Electric Utilities 0.4%
EDP - Energias do Brasil SA	25,000	126,364

Insurance 0.8%
IRB Brasil Resseguros S/A	10,000	248,929

Metals & Mining 1.7%
Vale SA, ADR	40,000	519,600

Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA, ADR *	28,000	421,400

		2,807,747

CHINA 32.4%
Auto Components 0.4%
Tianneng Power International Ltd.	150,000	119,907

Automobiles 0.4%
BAIC Motor Corp. Ltd., Class H Reg. S (a)	200,000	126,176

Banks 5.8%
Bank of China Ltd., Class H	350,000	142,057
China CITIC Bank Corp. Ltd., Class H	440,000	244,533
China Construction Bank Corp., Class H	680,000	523,516
China Merchants Bank Co. Ltd., Class H	70,000	348,674
Industrial & Commercial Bank of China Ltd., Class H	680,000	457,717

		1,716,497

Construction & Engineering 0.9%
China Communications Services Corp. Ltd., Class H	275,000	192,323
Sinopec Engineering Group Co. Ltd., Class H	110,000	86,495

		278,818

Construction Materials 0.7%
China Resources Cement Holdings Ltd.	220,000	202,799

Diversified Consumer Services 0.5%
New Oriental Education & Technology Group, Inc., ADR *	1,300	135,603

Diversified Financial Services 0.4%
Far East Horizon Ltd.	125,000	115,728

Diversified Telecommunication Services 0.6%
China Telecom Corp. Ltd., Class H	200,000	89,644
China Unicom Hong Kong Ltd.	90,000	87,197

		176,841

Common Stocks (continued)
	Shares	Value

CHINA (continued)
Electronic Equipment, Instruments & Components 0.4%
Kingboard Holdings Ltd.	50,000	$122,970

Food Products 0.3%
Dali Foods Group Co. Ltd. Reg. S (a)	150,000	93,403

Gas Utilities 0.9%
China Resources Gas Group Ltd.	54,000	274,743

Health Care Providers & Services 0.3%
Sinopharm Group Co. Ltd., Class H	24,923	91,980

Hotels, Restaurants & Leisure 1.4%
Yum China Holdings, Inc.	9,000	409,500

Industrial Conglomerates 0.7%
CITIC Ltd.	150,000	198,069

Insurance 1.2%
Ping An Insurance Group Co. of China Ltd., Class H	30,000	355,824

Interactive Media & Services 5.3%
Baidu, Inc., ADR *	1,000	111,700
Tencent Holdings Ltd.	32,000	1,496,651

		1,608,351

Internet & Direct Marketing Retail 5.1%
Alibaba Group Holding Ltd., ADR *	7,500	1,298,325
Vipshop Holdings Ltd., ADR *	30,000	228,000

		1,526,325

Machinery 1.1%
Sinotruk Hong Kong Ltd.	70,000	103,251
Weichai Power Co. Ltd., Class H	150,000	232,244

		335,495

Oil, Gas & Consumable Fuels 1.8%
China Petroleum & Chemical Corp., Class H	300,000	193,253
China Shenhua Energy Co. Ltd., Class H	100,000	198,128
CNOOC Ltd.	90,000	148,013

		539,394

Pharmaceuticals 0.3%
China Resources Pharmaceutical Group Ltd. Reg. S (a)	80,000	87,356

Real Estate Management & Development 0.9%
China Overseas Land & Investment Ltd.	30,000	102,684
Guangzhou R&F Properties Co. Ltd., Class H	100,000	182,089

		284,773

Technology Hardware, Storage & Peripherals 0.9%
Lenovo Group Ltd.	350,000	281,184

Textiles, Apparel & Luxury Goods 0.8%
Li Ning Co. Ltd.	100,000	245,055

Wireless Telecommunication Services 1.3%
China Mobile Ltd.	45,000	383,047

		9,709,838

COLOMBIA 2.8%
Banks 1.8%
Bancolombia SA, ADR	5,500	274,340
Grupo Aval Acciones y Valores SA, ADR	35,000	262,850

		537,190

Oil, Gas & Consumable Fuels 1.0%
Ecopetrol SA, ADR	17,000	304,810

		842,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

EGYPT 1.9%
Banks 1.9%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	135,000	$580,169

HUNGARY 2.4%
Banks 1.3%
OTP Bank Nyrt.	10,000	416,856

Oil, Gas & Consumable Fuels 0.6%
MOL Hungarian Oil & Gas plc	17,300	176,043

Pharmaceuticals 0.5%
Richter Gedeon Nyrt	8,000	140,662

		733,561

INDIA 11.2%
Airlines 0.7%
InterGlobe Aviation Ltd. Reg. S (a)	9,000	204,463

Banks 0.6%
ICICI Bank Ltd., ADR	15,000	183,150

Consumer Finance 0.7%
Muthoot Finance Ltd.	25,000	220,779

Diversified Financial Services 0.6%
REC Ltd.	90,000	183,206

Food Products 1.1%
Nestle India Ltd.	2,000	339,168

Gas Utilities 0.6%
GAIL India Ltd.	100,000	185,788

Independent Power and Renewable Electricity Producers 0.6%
NTPC Ltd.	100,000	183,878

IT Services 3.5%
Infosys Ltd., ADR	36,000	407,520
Tata Consultancy Services Ltd.	10,000	319,817
Tech Mahindra Ltd.	14,000	129,412
Wipro Ltd.	46,666	179,995

		1,036,744

Metals & Mining 0.5%
Hindalco Industries Ltd.	50,000	138,176

Oil, Gas & Consumable Fuels 1.3%
Hindustan Petroleum Corp. Ltd.	40,000	155,197
Reliance Industries Ltd. *	13,000	220,197

		375,394

Pharmaceuticals 1.0%
Dr Reddy’s Laboratories Ltd.	8,000	298,839

		3,349,585

INDONESIA 5.0%
Banks 2.1%
Bank Negara Indonesia Persero Tbk. PT	320,000	188,618
Bank Rakyat Indonesia Persero Tbk. PT	1,400,000	446,145

		634,763

Diversified Telecommunication Services 1.1%
Telekomunikasi Indonesia Persero Tbk. PT	1,100,000	336,343

Food Products 0.6%
Indofood CBP Sukses Makmur Tbk. PT	220,000	167,347

Gas Utilities 0.4%
Perusahaan Gas Negara Tbk. PT	900,000	131,276

Media 0.3%
Surya Citra Media Tbk. PT	800,000	88,267

Real Estate Management & Development 0.5%
Pakuwon Jati Tbk. PT	3,000,000	156,788

		1,514,784

Common Stocks (continued)
	Shares	Value

MEXICO 1.9%
Food & Staples Retailing 0.6%
Wal-Mart de Mexico SAB de CV	60,000	$177,022

Transportation Infrastructure 0.7%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,000	197,280

Wireless Telecommunication Services 0.6%
America Movil SAB de CV, Class L, ADR	15,000	209,850

		584,152

PAKISTAN 0.8%
Banks 0.3%
MCB Bank Ltd.	70,000	76,745

Chemicals 0.2%
Engro Fertilizers Ltd.	200,000	80,700

Oil, Gas & Consumable Fuels 0.3%
Oil & Gas Development Co. Ltd.	100,000	79,369

		236,814

RUSSIA 6.4%
Banks 1.5%
Sberbank of Russia PJSC, ADR	15,000	223,800
Sberbank of Russia PJSC, ADR	15,000	223,462

		447,262

Metals & Mining 1.7%
MMC Norilsk Nickel PJSC, ADR	12,000	277,066
Severstal PJSC, GDR Reg. S	15,000	240,889

		517,955

Oil, Gas & Consumable Fuels 3.2%
Gazprom PJSC, ADR	35,000	256,571
LUKOIL PJSC, ADR	7,000	570,151
Rosneft Oil Co. PJSC, GDR Reg. S	20,000	131,935

		958,657

		1,923,874

SINGAPORE 0.5%
Entertainment 0.5%
IGG, Inc.	170,000	162,010

SOUTH AFRICA 2.3%
Capital Markets 0.5%
Investec Ltd.	24,000	136,804

Internet & Direct Marketing Retail 1.1%
Naspers Ltd., Class N	1,500	364,939

Metals & Mining 0.7%
Kumba Iron Ore Ltd.	6,000	198,780

		700,523

SOUTH KOREA 8.1%
Automobiles 0.5%
Kia Motors Corp.	4,000	146,603

Banks 0.5%
KB Financial Group, Inc.	4,000	146,457

Electronic Equipment, Instruments & Components 0.5%
SFA Engineering Corp.	5,000	157,893

Household Durables 0.7%
LG Electronics, Inc.	4,000	219,532

IT Services 0.4%
Samsung SDS Co. Ltd.	700	121,998

Metals & Mining 0.8%
POSCO	1,200	227,930

Oil, Gas & Consumable Fuels 0.5%
SK Innovation Co. Ltd.	1,000	143,343

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

SOUTH KOREA (continued)
Technology Hardware, Storage & Peripherals 3.3%
Samsung Electronics Co. Ltd.	26,000	$991,985

Textiles, Apparel & Luxury Goods 0.5%
LF Corp.	7,000	144,651

Wireless Telecommunication Services 0.4%
SK Telecom Co. Ltd.	600	125,483

		2,425,875

TAIWAN 6.7%
Capital Markets 0.7%
Yuanta Financial Holding Co. Ltd.	400,000	224,691

Chemicals 0.4%
Grand Pacific Petrochemical *	200,000	131,080

Diversified Financial Services 0.6%
Chailease Holding Co. Ltd.	41,200	173,735

Electronic Equipment, Instruments & Components 0.7%
Zhen Ding Technology Holding Ltd.	60,000	219,348

Semiconductors & Semiconductor Equipment 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,000	1,065,750

Textiles, Apparel & Luxury Goods 0.7%
Ruentex Industries Ltd. *	100,000	212,871

		2,027,475

UNITED STATES 2.0%
Food Products 2.0%
JBS SA	90,000	587,210

Total Common Stocks (cost $25,761,437)		28,770,469

Exchange Traded Fund 2.2%
	Shares	Value

UNITED STATES 2.2%
VanEck Vectors Vietnam ETF (b)	40,000	647,200

Total Exchange Traded Fund (cost $724,776)		647,200

Short-Term Investment 0.5%
	Shares	Value

Money Market Fund 0.5%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23%(c)(d)	156,982	156,982

Total Short-Term Investment (cost $156,982)		156,982

Repurchase Agreement 1.6%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $494,473, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $504,501.(d)	$494,438	$494,438

Total Repurchase Agreement (cost $494,438)		494,438

Total Investments (cost $27,137,633) — 99.9%		30,069,089

Other assets in excess of liabilities — 0.1%		21,802

NET ASSETS — 100.0%		$30,090,891

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $511,398 which represents 1.70% of net assets.

(b)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $640,728, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $156,982 and $494,438, respectively, a total value of $651,420.

(c)	Represents 7-day effective yield as of July 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $651,420.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$–	$204,463	$–	$204,463
Auto Components	–	119,907	–	119,907
Automobiles	–	272,779	–	272,779
Banks	1,642,638	3,794,949	–	5,437,587
Capital Markets	386,927	361,495	–	748,422
Chemicals	–	211,780	–	211,780
Construction & Engineering	–	278,818	–	278,818
Construction Materials	–	202,799	–	202,799
Consumer Finance	–	220,779	–	220,779
Diversified Consumer Services	405,232	–	–	405,232
Diversified Financial Services	–	472,669	–	472,669
Diversified Telecommunication Services	136,400	513,184	–	649,584
Electric Utilities	126,364	–	–	126,364
Electronic Equipment, Instruments & Components	–	500,211	–	500,211
Entertainment	–	162,010	–	162,010
Food & Staples Retailing	177,022	–	–	177,022
Food Products	587,210	599,918	–	1,187,128
Gas Utilities	–	591,807	–	591,807
Health Care Providers & Services	–	91,980	–	91,980
Hotels, Restaurants & Leisure	409,500	–	–	409,500
Household Durables	–	219,532	–	219,532

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Independent Power and Renewable Electricity Producers	$–	$183,878	$–	$183,878
Industrial Conglomerates	–	198,069	–	198,069
Insurance	248,929	355,824	–	604,753
Interactive Media & Services	111,700	1,496,651	–	1,608,351
Internet & Direct Marketing Retail	1,899,177	364,939	–	2,264,116
IT Services	407,520	751,222	–	1,158,742
Machinery	–	335,495	–	335,495
Media	–	88,267	–	88,267
Metals & Mining	519,600	1,082,841	–	1,602,441
Oil, Gas & Consumable Fuels	1,296,361	1,702,049	–	2,998,410
Pharmaceuticals	–	526,857	–	526,857
Real Estate Management & Development	–	441,561	–	441,561
Semiconductors & Semiconductor Equipment	1,065,750	–	–	1,065,750
Software	212,000	–	–	212,000
Technology Hardware, Storage & Peripherals	–	1,273,169	–	1,273,169
Textiles, Apparel & Luxury Goods	–	602,577	–	602,577
Transportation Infrastructure	197,280	–	–	197,280
Wireless Telecommunication Services	209,850	508,530	–	718,380
Total Common Stocks	$10,039,460	$18,731,009	$–	$28,770,469
Exchange Traded Fund	$647,200	$–	$–	$647,200
Repurchase Agreement	–	494,438	–	494,438
Short-Term Investment	156,982	–	–	156,982
Total	$10,843,642	$19,225,447	$–	$30,069,089

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 97.6%
	Shares	Value

ARGENTINA 0.9%
Internet & Direct Marketing Retail 0.4%
MercadoLibre, Inc. *	1,500	$932,130

Software 0.5%
Globant SA *	10,000	1,060,000

		1,992,130

AUSTRALIA 8.1%
Banks 0.4%
Commonwealth Bank of Australia	15,000	842,476

Biotechnology 1.0%
CSL Ltd.	14,000	2,186,068

Capital Markets 2.1%
ASX Ltd.	45,000	2,708,184
Macquarie Group Ltd.	6,000	524,274
Magellan Financial Group Ltd.	25,000	1,052,967

		4,285,425

Equity Real Estate Investment Trusts (REITs) 0.8%
Goodman Group	175,000	1,768,010

Food Products 0.2%
Inghams Group Ltd.	150,000	414,593

Health Care Equipment & Supplies 0.6%
Cochlear Ltd.	9,000	1,345,485

Hotels, Restaurants & Leisure 0.7%
Aristocrat Leisure Ltd.	70,000	1,461,480

Metals & Mining 1.9%
BHP Group Ltd.	70,000	1,933,590
BHP Group plc	35,000	835,748
Rio Tinto plc	22,000	1,249,185

		4,018,523

Multiline Retail 0.4%
Wesfarmers Ltd.	30,000	801,724

		17,123,784

BRAZIL 1.4%
Banks 0.3%
Banco Bradesco SA, ADR	60,000	542,400

Capital Markets 0.3%
B3 SA - Brasil Bolsa Balcao	80,000	884,406

Diversified Telecommunication Services 0.4%
Telefonica Brasil SA, ADR	60,000	818,400

Metals & Mining 0.4%
Vale SA	60,000	783,104

		3,028,310

CANADA 0.6%
Food & Staples Retailing 0.3%
Empire Co. Ltd., Class A	25,000	661,653

Software 0.3%
Open Text Corp.	15,000	639,756

		1,301,409

CHINA 0.3%
Banks 0.3%
BOC Hong Kong Holdings Ltd.	170,000	650,640

COLOMBIA 0.8%
Banks 0.5%
Bancolombia SA, ADR	12,000	598,560
Grupo Aval Acciones y Valores SA, ADR	80,000	600,800

		1,199,360

Common Stocks (continued)
	Shares	Value

COLOMBIA (continued)
Oil, Gas & Consumable Fuels 0.3%
Ecopetrol SA, ADR	30,000	$537,900

		1,737,260

DENMARK 0.5%
Pharmaceuticals 0.5%
Novo Nordisk A/S, Class B	21,000	1,007,930

EGYPT 1.0%
Banks 1.0%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	487,693	2,095,883

FINLAND 0.5%
Multiline Retail 0.2%
Tokmanni Group Corp.	55,000	497,065

Oil, Gas & Consumable Fuels 0.3%
Neste OYJ	18,000	595,020

		1,092,085

FRANCE 12.4%
Aerospace & Defense 0.3%
Thales SA	5,000	563,454

Auto Components 0.7%
Faurecia SE	31,500	1,486,644

Automobiles 1.0%
Peugeot SA	90,000	2,113,485

Chemicals 1.0%
Air Liquide SA	15,000	2,070,168

Construction & Engineering 2.1%
Bouygues SA	15,000	535,857
Eiffage SA	30,000	2,960,683
Vinci SA	8,500	871,138

		4,367,678

Electrical Equipment 1.0%
Schneider Electric SE	25,000	2,152,428

Food & Staples Retailing 0.3%
Carrefour SA	38,000	730,172

Food Products 0.5%
Danone SA	13,000	1,127,095

IT Services 0.4%
Capgemini SE	7,500	951,413

Media 0.7%
Lagardere SCA	70,000	1,587,231

Multi-Utilities 0.3%
Engie SA	46,000	704,406

Oil, Gas & Consumable Fuels 1.1%
TOTAL SA	45,000	2,331,757

Personal Products 1.3%
L’Oreal SA	10,000	2,673,928

Pharmaceuticals 0.5%
Ipsen SA	4,000	458,427
Sanofi	7,500	625,790

		1,084,217

Textiles, Apparel & Luxury Goods 1.2%
Kering SA	2,320	1,198,419
LVMH Moet Hennessy Louis Vuitton SE	3,500	1,447,226

		2,645,645

		26,589,721

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)
	Shares	Value

GERMANY 4.2%
Aerospace & Defense 0.5%
MTU Aero Engines AG	4,500	$1,125,527

Construction Materials 0.2%
HeidelbergCement AG	7,000	508,236

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG (Registered)	40,000	657,866

Insurance 1.4%
Allianz SE (Registered)	12,000	2,797,441

Professional Services 0.7%
Amadeus Fire AG	11,536	1,569,026

Textiles, Apparel & Luxury Goods 0.5%
adidas AG	3,000	962,046

Transportation Infrastructure 0.6%
Hamburger Hafen und Logistik AG	50,128	1,266,788

		8,886,930

HONG KONG 6.3%
Banks 1.0%
Dah Sing Banking Group Ltd.	950,000	1,654,519
Hang Seng Bank Ltd.	23,000	545,250

		2,199,769

Consumer Finance 0.3%
Sun Hung Kai & Co. Ltd.	1,200,000	549,434

Diversified Telecommunication Services 0.3%
HKT Trust & HKT Ltd.	400,000	639,094

Electric Utilities 0.5%
CLP Holdings Ltd.	90,000	975,470

Food Products 0.4%
WH Group Ltd. Reg. S (a)	850,000	828,824

Hotels, Restaurants & Leisure 0.2%
Cafe de Coral Holdings Ltd.	126,000	419,200

Industrial Conglomerates 0.9%
CK Hutchison Holdings Ltd.	200,000	1,871,114

Insurance 0.5%
AIA Group Ltd.	100,000	1,019,331

Real Estate Management & Development 2.2%
CK Asset Holdings Ltd.	250,000	1,880,601
New World Development Co. Ltd.	1,000,000	1,399,763
Sun Hung Kai Properties Ltd.	55,000	883,916
Swire Pacific Ltd., Class A	70,000	794,693

		4,958,973

		13,461,209

HUNGARY 1.1%
Banks 0.6%
OTP Bank Nyrt.	30,000	1,250,568

Oil, Gas & Consumable Fuels 0.3%
MOL Hungarian Oil & Gas plc	65,000	661,434

Pharmaceuticals 0.2%
Richter Gedeon Nyrt	26,000	457,151

		2,369,153

INDIA 0.5%
IT Services 0.5%
Infosys Ltd., ADR	100,000	1,132,000

INDONESIA 1.7%
Banks 0.7%
Bank Negara Indonesia Persero Tbk. PT	800,000	471,545
Bank Rakyat Indonesia Persero Tbk. PT	3,600,000	1,147,233

		1,618,778

Diversified Telecommunication Services 0.4%
Telekomunikasi Indonesia Persero Tbk. PT	2,500,000	764,416

Common Stocks (continued)
	Shares	Value

INDONESIA (continued)
Food Products 0.3%
Indofood CBP Sukses Makmur Tbk. PT	900,000	$684,600

Gas Utilities 0.3%
Perusahaan Gas Negara Tbk. PT	4,300,000	627,206

		3,695,000

ISRAEL 2.1%
Banks 0.9%
Bank Leumi Le-Israel BM	170,000	1,239,889
Israel Discount Bank Ltd., Class A	180,000	780,146

		2,020,035

Software 1.2%
CyberArk Software Ltd. *	12,000	1,666,560
Nice Ltd., ADR *	5,000	763,600

		2,430,160

		4,450,195

ITALY 1.3%
Automobiles 0.4%
Ferrari NV	5,000	804,099

Electric Utilities 0.5%
Enel SpA	150,000	1,027,974

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	60,000	939,296

		2,771,369

JAPAN 16.6%
Auto Components 0.7%
Bridgestone Corp.	20,900	784,531
Denso Corp.	15,000	636,513

		1,421,044

Automobiles 1.5%
Mazda Motor Corp.	64,000	630,318
Suzuki Motor Corp.	12,800	499,818
Toyota Motor Corp.	25,000	1,608,212
Yamaha Motor Co. Ltd.	35,000	613,028

		3,351,376

Banks 1.0%
Sumitomo Mitsui Financial Group, Inc.	60,000	2,100,939

Chemicals 1.5%
Mitsui Chemicals, Inc.	60,000	1,373,588
Teijin Ltd.	100,000	1,731,644

		3,105,232

Commercial Services & Supplies 0.8%
Kokuyo Co. Ltd.	130,000	1,752,789

Construction & Engineering 0.8%
Obayashi Corp.	175,000	1,654,716

Diversified Financial Services 0.3%
ORIX Corp.	45,000	643,403

Diversified Telecommunication Services 1.0%
Nippon Telegraph & Telephone Corp.	45,000	2,030,985

Electronic Equipment, Instruments & Components 1.4%
Hitachi Ltd.	60,000	2,134,137
Topcon Corp.	73,000	855,741

		2,989,878

Entertainment 1.0%
Nintendo Co. Ltd.	6,000	2,198,227

Health Care Equipment & Supplies 0.7%
Hoya Corp.	20,000	1,536,620

Household Durables 0.9%
Haseko Corp.	130,000	1,410,180
Sekisui Chemical Co. Ltd.	40,000	592,640

		2,002,820

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Insurance 0.7%
MS&AD Insurance Group Holdings, Inc.	44,000	$1,442,079

Pharmaceuticals 1.7%
Astellas Pharma, Inc.	130,000	1,847,653
Shionogi & Co. Ltd.	35,000	1,940,787

		3,788,440

Professional Services 0.7%
Recruit Holdings Co. Ltd.	45,000	1,531,393

Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	35,000	1,356,640

Technology Hardware, Storage & Peripherals 1.0%
Canon, Inc.	75,000	2,038,529

Trading Companies & Distributors 0.3%
Sumitomo Corp.	45,000	668,718

		35,613,828

NETHERLANDS 5.4%
Capital Markets 0.4%
Euronext NV Reg. S (a)	10,000	773,900

Chemicals 0.4%
Koninklijke DSM NV	7,000	866,241

Food & Staples Retailing 0.8%
Koninklijke Ahold Delhaize NV	80,000	1,808,788

Health Care Equipment & Supplies 0.6%
Koninklijke Philips NV	25,000	1,172,399

Insurance 0.4%
NN Group NV	20,000	751,177

IT Services 0.4%
Adyen NV Reg. S *(a)	1,000	754,837

Oil, Gas & Consumable Fuels 1.1%
Royal Dutch Shell plc, Class B	80,000	2,524,965

Professional Services 0.5%
Wolters Kluwer NV	15,000	1,086,808

Semiconductors & Semiconductor Equipment 0.8%
ASML Holding NV (Registered), NYRS	7,600	1,693,356

		11,432,471

NEW ZEALAND 0.9%
Diversified Telecommunication Services 0.3%
Spark New Zealand Ltd.	250,000	652,751

Health Care Equipment & Supplies 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	50,000	540,259

Independent Power and Renewable Electricity Producers 0.3%
Meridian Energy Ltd.	200,000	615,555

		1,808,565

NORWAY 0.8%
Banks 0.4%
DNB ASA	45,000	804,448

Oil, Gas & Consumable Fuels 0.4%
Equinor ASA	45,000	803,379

		1,607,827

PAKISTAN 0.4%
Banks 0.1%
MCB Bank Ltd.	200,000	219,272

Chemicals 0.1%
Engro Fertilizers Ltd.	600,000	242,100

Oil, Gas & Consumable Fuels 0.2%
Oil & Gas Development Co. Ltd.	500,000	396,843

		858,215

RUSSIA 1.6%
Banks 0.4%
Sberbank of Russia PJSC, ADR	60,000	893,850

Common Stocks (continued)
	Shares	Value

RUSSIA (continued)
Metals & Mining 0.3%
Severstal PJSC, GDR Reg. S	40,000	$642,369

Oil, Gas & Consumable Fuels 0.9%
LUKOIL PJSC, ADR	15,000	1,233,264
Rosneft Oil Co. PJSC, GDR Reg. S	80,000	527,740

		1,761,004

		3,297,223

SINGAPORE 0.9%
Real Estate Management & Development 0.4%
CapitaLand Ltd.	322,162	845,559

Road & Rail 0.5%
ComfortDelGro Corp. Ltd.	533,733	1,050,709

		1,896,268

SOUTH AFRICA 1.2%
Metals & Mining 1.2%
Anglo American plc	100,000	2,468,807

SPAIN 0.3%
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA	13,519	545,653

SWEDEN 1.9%
Banks 0.4%
Skandinaviska Enskilda Banken AB, Class A	100,000	940,636

Commercial Services & Supplies 0.3%
Securitas AB, Class B	40,000	619,959

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, Class B	200,000	1,754,759

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	40,000	695,355

		4,010,709

SWITZERLAND 11.6%
Beverages 0.5%
Coca-Cola HBC AG *	30,000	1,036,172

Capital Markets 1.0%
Partners Group Holding AG	2,600	2,072,380

Food Products 2.9%
Nestle SA (Registered)	58,000	6,154,813

Health Care Equipment & Supplies 1.1%
Sonova Holding AG (Registered)	5,000	1,153,264
Straumann Holding AG (Registered)	1,500	1,222,980

		2,376,244

Insurance 1.1%
Swiss Life Holding AG (Registered)	5,000	2,417,284

Pharmaceuticals 3.6%
Novartis AG (Registered)	35,000	3,209,468
Roche Holding AG	16,000	4,284,075

		7,493,543

Technology Hardware, Storage & Peripherals 1.4%
Logitech International SA (Registered)	75,000	3,063,123

		24,613,559

THAILAND 0.3%
Entertainment 0.3%
Sea Ltd., ADR *	20,000	702,000

UNITED KINGDOM 11.4%
Beverages 1.2%
Diageo plc	60,000	2,503,481

Capital Markets 1.5%
3i Group plc	200,000	2,696,119

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Capital Markets (continued)
Man Group plc	280,000	$577,195

		3,273,314

Electronic Equipment, Instruments & Components 0.3%
Electrocomponents plc	100,000	737,206

Hotels, Restaurants & Leisure 1.7%
Compass Group plc	70,000	1,764,471
InterContinental Hotels Group plc	26,882	1,864,044

		3,628,515

Household Durables 0.5%
Persimmon plc	40,000	974,420

Insurance 0.8%
Direct Line Insurance Group plc	300,000	1,173,261
Hastings Group Holdings plc Reg. S (a)	250,000	587,751

		1,761,012

Interactive Media & Services 0.6%
Auto Trader Group plc Reg. S (a)	200,000	1,310,978

Personal Products 0.8%
Unilever NV	17,000	980,586
Unilever plc	11,500	692,627

		1,673,213

Pharmaceuticals 1.9%
AstraZeneca plc, ADR	40,000	1,736,400
GlaxoSmithKline plc	110,000	2,276,291

		4,012,691

Professional Services 1.2%
Experian plc	25,000	758,452
Intertek Group plc	12,000	829,550
RELX plc	38,000	901,311

		2,489,313

Specialty Retail 0.9%
WH Smith plc	75,000	1,928,721

		24,292,864

UNITED STATES 0.6%
Trading Companies & Distributors 0.6%
Ferguson plc	16,000	1,191,640

Total Common Stocks (cost $190,118,261)		207,724,637

Exchange Traded Fund 0.9%
	Shares	Value

UNITED STATES 0.9%
VanEck Vectors Vietnam ETF (b)	120,000	1,941,600

Total Exchange Traded Fund (cost $2,217,415)		1,941,600

Short-Term Investment 0.2%
	Shares	Value

Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23%, (c)(d)	440,421	$440,421

Total Short-Term Investment (cost $440,421)		440,421

Repurchase Agreement 0.7%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $1,387,271, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $1,415,406.(d)	$1,387,174	1,387,174

Total Repurchase Agreement (cost $1,387,174)		1,387,174

Total Investments (cost $194,163,271) — 99.4%		211,493,832

Other assets in excess of liabilities — 0.6%		1,198,694

NET ASSETS — 100.0%		$212,692,526

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $4,256,290 which represents 2.00% of net assets.

(b)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $1,797,598, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $440,421 and $1,387,174, respectively, a total value of $1,827,595.

(c)	Represents 7-day effective yield as of July 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $1,827,595.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Forward foreign currency contracts outstanding as of July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	10,035,400	GBP	8,000,000	Brown Brothers Harriman & Co.	10/28/2019	264,928

Net unrealized appreciation						264,928

Currency:

GBP	British Pound
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$1,688,981	$–	$1,688,981
Auto Components	–	2,907,688	–	2,907,688
Automobiles	–	6,268,960	–	6,268,960
Banks	1,741,760	15,637,294	–	17,379,054
Beverages	–	3,539,653	–	3,539,653
Biotechnology	–	2,186,068	–	2,186,068
Capital Markets	884,406	10,405,019	–	11,289,425
Chemicals	–	6,283,741	–	6,283,741
Commercial Services & Supplies	–	2,372,748	–	2,372,748
Communications Equipment	–	1,754,759	–	1,754,759
Construction & Engineering	–	6,568,047	–	6,568,047
Construction Materials	–	508,236	–	508,236
Consumer Finance	–	549,434	–	549,434
Diversified Financial Services	–	643,403	–	643,403
Diversified Telecommunication Services	818,400	4,745,112	–	5,563,512
Electric Utilities	–	2,003,444	–	2,003,444
Electrical Equipment	–	2,152,428	–	2,152,428
Electronic Equipment, Instruments & Components	–	3,727,084	–	3,727,084
Entertainment	702,000	2,198,227	–	2,900,227
Equity Real Estate Investment Trusts (REITs)	–	1,768,010	–	1,768,010
Food & Staples Retailing	661,653	2,538,960	–	3,200,613
Food Products	–	9,209,925	–	9,209,925

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$–	$627,206	$–	$627,206
Health Care Equipment & Supplies	–	6,971,007	–	6,971,007
Hotels, Restaurants & Leisure	–	5,509,195	–	5,509,195
Household Durables	–	2,977,240	–	2,977,240
Independent Power and Renewable Electricity Producers	–	615,555	–	615,555
Industrial Conglomerates	–	1,871,114	–	1,871,114
Insurance	–	10,188,324	–	10,188,324
Interactive Media & Services	–	1,310,978	–	1,310,978
Internet & Direct Marketing Retail	932,130	–	–	932,130
IT Services	1,132,000	1,706,250	–	2,838,250
Media	–	1,587,231	–	1,587,231
Metals & Mining	783,104	7,129,699	–	7,912,803
Multiline Retail	–	1,298,789	–	1,298,789
Multi-Utilities	–	704,406	–	704,406
Oil, Gas & Consumable Fuels	537,900	10,013,698	–	10,551,598
Personal Products	–	4,347,141	–	4,347,141
Pharmaceuticals	1,736,400	16,107,572	–	17,843,972
Professional Services	–	6,676,540	–	6,676,540
Real Estate Management & Development	–	5,804,532	–	5,804,532
Road & Rail	–	1,050,709	–	1,050,709
Semiconductors & Semiconductor Equipment	1,693,356	1,356,640	–	3,049,996
Software	4,129,916	–	–	4,129,916
Specialty Retail	–	2,624,076	–	2,624,076
Technology Hardware, Storage & Peripherals	–	5,101,652	–	5,101,652
Textiles, Apparel & Luxury Goods	–	3,607,691	–	3,607,691
Trading Companies & Distributors	–	1,860,358	–	1,860,358
Transportation Infrastructure	–	1,266,788	–	1,266,788
Total Common Stocks	$15,753,025	$191,971,612	$–	$207,724,637
Exchange Traded Fund	$1,941,600	$–	$–	$1,941,600
Forward Foreign Currency Contracts	–	264,928	–	264,928
Repurchase Agreement	–	1,387,174	–	1,387,174
Short-Term Investment	440,421	–	–	440,421
Total	$18,135,046	$193,623,714	$–	$211,758,760

Amounts designated as “–” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$ 264,928
Total		$ 264,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.3%
	Shares	Value

Biotechnology 7.1%
Acceleron Pharma, Inc. *	13,000	$567,580
Alnylam Pharmaceuticals, Inc. *	3,500	271,565
Apellis Pharmaceuticals, Inc. *	15,000	418,950
Arcus Biosciences, Inc. *	25,000	197,750
Arena Pharmaceuticals, Inc. *	11,000	689,480
ArQule, Inc. *	52,141	526,103
Biogen, Inc. *	900	214,038
BioMarin Pharmaceutical, Inc. *	4,000	317,280
Bluebird Bio, Inc. *(a)	2,000	262,460
Celgene Corp. *	4,000	367,440
Esperion Therapeutics, Inc. *(a)	10,000	396,900
FibroGen, Inc. *	9,000	425,340
Gilead Sciences, Inc.	4,600	301,392
Global Blood Therapeutics, Inc. *	8,000	438,400
Ionis Pharmaceuticals, Inc. *	5,800	381,988
Iovance Biotherapeutics, Inc. *	13,000	319,670
Kura Oncology, Inc. *	30,000	573,600
Marker Therapeutics, Inc. *(a)	41,000	189,010
Medicines Co. (The) *	12,000	430,080
Neurocrine Biosciences, Inc. *	4,900	472,311
Sage Therapeutics, Inc. *	1,700	272,578
Sangamo Therapeutics, Inc. *	33,000	396,330
Vertex Pharmaceuticals, Inc. *	2,200	366,564
Viking Therapeutics, Inc. *(a)	34,000	261,460
Xencor, Inc. *	11,000	484,220

		9,542,489

Communications Equipment 4.8%
Cisco Systems, Inc.	114,970	6,369,338

Electronic Equipment, Instruments & Components 4.2%
Insight Enterprises, Inc. *	25,200	1,386,504
TE Connectivity Ltd.	21,005	1,940,862
Tech Data Corp. *	23,200	2,351,088

		5,678,454

Entertainment 3.9%
Activision Blizzard, Inc.	44,100	2,149,434
Electronic Arts, Inc. *	27,850	2,576,125
Sea Ltd., ADR-TH *	13,500	473,850

		5,199,409

Household Durables 2.0%
Sony Corp., ADR-JP	46,800	2,661,048

Interactive Media & Services 12.1%
Alphabet, Inc., Class A *	5,600	6,821,920
Alphabet, Inc., Class C *	2,646	3,219,335
Facebook, Inc., Class A *	31,265	6,072,601

		16,113,856

Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc. *	2,670	4,984,303

IT Services 16.3%
Booz Allen Hamilton Holding Corp.	47,600	3,272,500
Cognizant Technology Solutions Corp., Class A	39,915	2,600,063
DXC Technology Co.	68,100	3,797,937
Euronet Worldwide, Inc. *	25,850	4,030,274
Fiserv, Inc. *	14,000	1,476,020
PayPal Holdings, Inc. *	27,050	2,986,320
Twilio, Inc., Class A *	18,800	2,615,268
Visa, Inc., Class A	5,930	1,055,540

		21,833,922

Common Stocks (continued)
	Shares	Value

Pharmaceuticals 0.7%
Aerie Pharmaceuticals, Inc. *	6,500	$140,855
Catalent, Inc. *	7,000	395,430
Provention Bio, Inc. *(a)	40,199	424,501

		960,786

Semiconductors & Semiconductor Equipment 15.9%
Broadcom, Inc.	12,516	3,629,515
KLA Corp.	20,490	2,793,197
Lam Research Corp.	9,940	2,073,583
Maxim Integrated Products, Inc.	13,435	795,218
Micron Technology, Inc. *	20,300	911,267
NVIDIA Corp.	14,200	2,395,824
NXP Semiconductors NV	26,250	2,713,987
QUALCOMM, Inc.	20,155	1,474,540
Texas Instruments, Inc.	35,750	4,469,107

		21,256,238

Software 19.3%
Adobe, Inc. *	18,950	5,663,397
Avalara, Inc. *	5,900	480,732
HubSpot, Inc. *	6,150	1,099,128
LogMeIn, Inc.	8,530	648,024
Microsoft Corp.	83,200	11,337,664
Qualys, Inc. *	16,000	1,384,960
Rapid7, Inc. *	5,500	333,575
RingCentral, Inc., Class A *	20,900	2,967,382
Varonis Systems, Inc. *	9,050	650,786
Workday, Inc., Class A *	6,350	1,269,873

		25,835,521

Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	29,350	6,252,724
HP, Inc.	132,410	2,785,906
NetApp, Inc.	57,500	3,363,175

		12,401,805

Total Common Stocks (cost $56,906,637)		132,837,169

Short-Term Investment 0.3%
	Shares	Value

Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	344,732	344,732

Total Short-Term Investment (cost $344,732)		344,732

Repurchase Agreement 0.8%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $1,085,862, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $1,107,884. (c)	$1,085,786	1,085,786

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

Repurchase Agreement (continued)
Value

Total Repurchase Agreement (cost $1,085,786)	$ 1,085,786

Total Investments (cost $58,337,155) — 100.4%	134,267,687

Liabilities in excess of other assets — (0.4)%	(576,531)

NET ASSETS — 100.0%	$133,691,156

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $1,392,281, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $344,732 and $1,085,786, respectively, a total value of $1,430,518.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $1,430,518.

ADR	American Depositary Receipt
JP	Japan

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$132,837,169	$–	$–	$132,837,169
Repurchase Agreement	–	1,085,786	–	1,085,786
Short-Term Investment	344,732	–	–	344,732
Total	$133,181,901	$1,085,786	$–	$134,267,687

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 18.3%
	Principal Amount	Value

Airlines 2.0%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$2,957,820	$2,988,286
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/2020(a)	415,347	422,948
British Airways Pass-Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020(a)	175,216	177,704
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 4/19/2022	170,988	177,571
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 4/11/2022	978,616	1,006,017
Series 2016-1, Class B, 3.65%, 1/7/2026	2,625,042	2,637,208

		7,409,734

Automobiles 3.9%
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.15%, 4/15/2024(a)	330,271	330,166
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	910,261	913,935
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/2021(a)	10,000,000	9,993,775
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	3,000,000	3,044,763
United Auto Credit Securitization Trust, Series 2018-2, Class A, 2.89%, 3/10/2021(a)	366,497	366,572

		14,649,211

Home Equity 2.7%
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 3.00%, 8/25/2035(b)	6,164,519	6,189,353
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.51%, 1/25/2036(b)	1,029,000	1,034,945
Soundview Home Loan Trust, Series 2006-WF2, Class M1, 2.49%, 12/25/2036(b)	3,000,000	2,991,528
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A6, 5.13%, 3/25/2034(c)	1,826	1,836

		10,217,662

Other 9.7%
American Homes 4 Rent Trust, Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	898,162	932,364
CCG Receivables Trust, Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	2,656,485	2,675,358
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, 4.20%, 6/9/2030(a)(b)	3,000,000	2,996,919
CVS Pass-Through Trust, 6.94%, 1/10/2030	1,651,484	1,938,525
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	2,002,177	2,059,120
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	205,545	211,714

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
HERO Funding Trust
Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	$330,184	$348,000
Series 2015-1A, Class A, 3.84%, 9/21/2040(a)	1,422,241	1,472,521
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.31%, 7/17/2037(a)(b)	1,944,207	1,946,360
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.53%, 4/19/2030(a)(b)	2,000,000	2,001,346
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class A, 3.63%, 1/19/2032(a)(b)	500,000	499,576
NRZ Advance Receivables Trust 2015-ON1, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	2,642,000	2,634,616
Ocwen Master Advance Receivables Trust
Series 2018-T1, Class AT1, 3.30%, 8/15/2049(a)	1,600,000	1,600,160
Series 2016-T2, Class AT2, 2.72%, 8/16/2049(a)	8,150,000	8,148,682
Renew, Series 2018-1, Class A, 3.95%, 9/20/2053(a)	2,130,900	2,220,337
SPS Servicer Advance Receivables Trust, Series 2018-T1, Class AT1, 3.62%, 10/17/2050(a)	800,000	808,886
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049(a)	3,600,000	3,597,190

		36,091,674

Total Asset-Backed Securities (cost $67,467,742)		68,368,281

Collateralized Mortgage Obligations 6.9%
	Principal Amount	Value

Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 3/25/2037	295,666	246,726
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 5.32%, 10/25/2034(c)	24,701	25,002
Chase Mortgage Finance Corp., Series 2016-SH2, Class M2, 3.74%, 12/25/2045(a)(b)	6,235,780	6,424,673
CHL Mortgage Pass-Through Trust, Series 2005-15, Class A7, 5.50%, 8/25/2035	81,230	71,181
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 1/25/2053(a)(b)	1,213,446	1,227,193
FNMA REMICS
Series 2003-33, Class LB, 5.50%, 5/25/2023	286,761	295,641
Series 2009-42, Class AP, 4.50%, 3/25/2039	86,787	88,760
MASTR Alternative Loan Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/2035	248,331	235,904
New Residential Mortgage Loan Trust
Series 2019-RPL2, Class A1, 3.25%, 2/25/2049(a)(b)	4,000,000	4,053,642
Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(b)	1,647,860	1,689,326
Series 2019-1A, Class A1, 4.00%, 9/25/2057(a)(b)	1,658,725	1,695,832

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

New Residential Mortgage Loan Trust (continued)
Series 2019-2A, Class A1, 4.25%, 12/25/2057(a)(b)	$522,420	$541,430
Series 2018-5A, Class A1, 4.75%, 12/25/2057(a)(b)	3,408,538	3,566,604
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	1,683,068	1,756,066
RCO Trust, Series 2018-VFS1, Class A1, 4.27%, 12/26/2053(a)(b)	1,836,113	1,865,139
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(b)	801,062	810,552
Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	1,349,598	1,363,284

Total Collateralized Mortgage Obligations (cost $25,746,088)		25,956,955

Commercial Mortgage-Backed Securities 6.6%
	Principal Amount	Value

Aventura Mall Trust
Series 2013-AVM, Class A, 3.74%, 12/5/2032(a)(b)	590,000	596,353
Series 2018-AVM, Class A, 4.11%, 7/5/2040(a)(b)	700,000	773,799
BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/2052	1,900,000	2,048,560
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 5/15/2052	850,000	906,586
BBCMS Mortgage Trust
Series 2016-ETC, Class C, 3.39%, 8/14/2036(a)	6,300,000	6,254,649
Series 2018-C2, Class A5, 4.31%, 12/15/2051	800,000	899,351
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 7/15/2051	700,000	781,476
Series 2019-B11, Class AS, 3.78%, 5/15/2052	730,000	777,261
BENCHMARK Mortgage Trust
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,000,000	1,077,332
Series 2019-B10, Class AM, 3.98%, 3/15/2062	700,000	752,668
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/2034(a)	4,980,000	5,097,194
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A4, 4.05%, 3/15/2052	550,000	605,438
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 7/10/2051(b)	510,000	565,632
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 8/15/2038(a)	400,000	431,956
UBS Commercial Mortgage Trust
Series 2018-C9, Class A4, 4.12%, 3/15/2051(b)	860,000	949,825
Series 2018-C10, Class A4, 4.31%, 5/15/2051	720,000	806,761
Series 2019-C16, Class A4, 3.60%, 4/15/2052	1,450,000	1,544,837

Total Commercial Mortgage-Backed Securities (cost $24,548,382)		24,869,678

Corporate Bonds 38.0%
	Principal Amount	Value

Aerospace & Defense 1.3%
Huntington Ingalls Industries, Inc.,
3.48%, 12/1/2027	$1,250,000	$1,281,200
Lockheed Martin Corp.,
3.55%, 1/15/2026	1,250,000	1,332,853
United Technologies Corp.,
4.13%, 11/16/2028	2,000,000	2,210,178

		4,824,231

Banks 5.4%
Bank of America Corp.,
4.20%, 8/26/2024	1,000,000	1,061,538
Series L, 3.95%, 4/21/2025	1,750,000	1,832,995
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(d)	2,000,000	2,119,254
Citigroup, Inc.,
4.45%, 9/29/2027	2,000,000	2,156,328
Citizens Financial Group, Inc.,
3.75%, 7/1/2024	1,500,000	1,517,371
4.35%, 8/1/2025	2,000,000	2,098,836
Cooperatieve Rabobank UA,
5.75%, 12/1/2043	600,000	771,016
HSBC Holdings plc,
4.38%, 11/23/2026	1,000,000	1,063,630
JPMorgan Chase & Co.,
Series I, (ICE LIBOR USD 3 Month + 3.47%), 5.74%, 10/30/2019(d)(e)	717,000	720,585
3.88%, 9/10/2024	500,000	524,817
4.95%, 6/1/2045	1,500,000	1,799,432
UBS Group Funding Switzerland AG,
2.65%, 2/1/2022(a)	4,500,000	4,519,137

		20,184,939

Beverages 0.7%
Anheuser-Busch Cos. LLC,
3.65%, 2/1/2026	1,000,000	1,054,690
4.90%, 2/1/2046	1,000,000	1,135,582
Bacardi Ltd.,
5.30%, 5/15/2048(a)	550,000	587,019

		2,777,291

Capital Markets 1.4%
FMR LLC,
4.95%, 2/1/2033(a)	1,000,000	1,194,068
Nuveen Finance LLC,
4.13%, 11/1/2024(a)	3,405,000	3,645,325
S&P Global, Inc.,
4.50%, 5/15/2048	475,000	550,185

		5,389,578

Chemicals 0.4%
Cytec Industries, Inc.,
3.95%, 5/1/2025	600,000	612,657
Solvay Finance America LLC,
3.40%, 12/3/2020(a)	1,000,000	1,007,388

		1,620,045

Commercial Services & Supplies 0.3%
Aramark Services, Inc.,
5.00%, 2/1/2028(a)	1,100,000	1,146,750

Containers & Packaging 0.2%
Berry Global, Inc.,
4.88%, 7/15/2026(a)	900,000	936,000

Diversified Financial Services 0.7%
HERO Funding Trust,
Series 2015-3, Class A, 4.28%, 9/20/2041	1,327,820	1,394,453

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Financial Services (continued)
Shell International Finance BV,
4.38%, 5/11/2045	$1,000,000	$1,161,469

		2,555,922

Diversified Telecommunication Services 1.9%
AT&T, Inc.,
3.40%, 5/15/2025	500,000	514,317
4.10%, 2/15/2028	1,500,000	1,593,552
4.30%, 2/15/2030	2,081,000	2,235,257
CCO Holdings LLC,
5.75%, 2/15/2026(a)	600,000	632,076
5.13%, 5/1/2027(a)	2,000,000	2,062,500

		7,037,702

Electric Utilities 4.1%
Alliant Energy Finance LLC,
4.25%, 6/15/2028(a)	2,000,000	2,119,887
Appalachian Power Co.,
3.40%, 6/1/2025	1,000,000	1,033,024
Entergy Arkansas LLC,
4.00%, 6/1/2028	2,750,000	2,980,205
Indiana Michigan Power Co.,
3.85%, 5/15/2028	1,250,000	1,348,078
ITC Holdings Corp.,
3.65%, 6/15/2024	3,000,000	3,125,217
Jersey Central Power & Light Co.,
4.30%, 1/15/2026(a)	500,000	540,758
Metropolitan Edison Co.,
4.30%, 1/15/2029(a)	1,000,000	1,102,080
Public Service Co. of Colorado,
2.90%, 5/15/2025	3,000,000	3,059,937

		15,309,186

Energy Equipment & Services 0.8%
Helmerich & Payne, Inc.,
4.65%, 3/15/2025	1,750,000	1,884,833
Transocean, Inc.,
8.51%, 12/15/2021(c)	1,000,000	1,042,500

		2,927,333

Entertainment 0.3%
Walt Disney Co. (The),
3.70%, 10/15/2025(a)	1,000,000	1,068,043

Equity Real Estate Investment Trusts (REITs) 1.1%
Piedmont Operating Partnership LP,
3.40%, 6/1/2023	1,500,000	1,502,992
4.45%, 3/15/2024	2,500,000	2,601,265

		4,104,257

Food & Staples Retailing 0.2%
CVS Pass-Through Trust,
7.51%, 1/10/2032(a)	736,908	908,985

Food Products 0.9%
Cargill, Inc.,
3.25%, 5/23/2029(a)	2,250,000	2,340,976
Grupo Bimbo SAB de CV,
3.88%, 6/27/2024(a)	1,000,000	1,028,473

		3,369,449

Health Care Equipment & Supplies 0.8%
Boston Scientific Corp.,
4.70%, 3/1/2049	750,000	874,127
Liberty Property LP,
3.75%, 4/1/2025	2,000,000	2,070,490

		2,944,617

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Providers & Services 0.3%
CVS Health Corp.,
4.30%, 3/25/2028	$1,000,000	$1,062,599

Household Durables 1.0%
Newell Brands, Inc.,
5.00%, 11/15/2023	560,000	576,000
4.20%, 4/1/2026	3,000,000	3,002,333

		3,578,333

Industrial Conglomerates 0.1%
General Electric Co.,
4.65%, 10/17/2021	358,000	372,989

Insurance 1.7%
MassMutual Global Funding II,
3.40%, 3/8/2026(a)	2,000,000	2,084,506
Metropolitan Life Global Funding I,
3.45%, 12/18/2026(a)	3,000,000	3,151,535
Oil Insurance Ltd.,
(ICE LIBOR USD 3 Month + 2.98%), 5.30%, 9/30/2019(a)(d)(e)	1,000,000	971,046

		6,207,087

Media 0.6%
Charter Communications Operating LLC,
4.91%, 7/23/2025	1,000,000	1,078,191
Comcast Corp.,
4.70%, 10/15/2048	1,000,000	1,174,070

		2,252,261

Metals & Mining 0.1%
Compass Minerals International, Inc.,
4.88%, 7/15/2024(a)	500,000	480,315

Multi-Utilities 2.7%
Black Hills Corp.,
3.95%, 1/15/2026	1,750,000	1,829,836
3.15%, 1/15/2027	1,000,000	998,376
Dominion Energy, Inc.,
Series A, 4.60%, 3/15/2049	1,000,000	1,129,959
Southern Co. Gas Capital Corp.,
3.88%, 11/15/2025	1,250,000	1,314,838
3.25%, 6/15/2026	2,000,000	2,032,417
WEC Energy Group, Inc.,
3.55%, 6/15/2025	2,500,000	2,625,227

		9,930,653

Oil, Gas & Consumable Fuels 5.4%
Aker BP ASA,
4.75%, 6/15/2024(a)	2,250,000	2,317,500
Anadarko Petroleum Corp.,
6.60%, 3/15/2046	1,000,000	1,281,432
BP Capital Markets plc,
3.51%, 3/17/2025	2,500,000	2,625,414
Continental Resources, Inc.,
3.80%, 6/1/2024	1,250,000	1,279,262
Enbridge Energy Partners LP,
7.38%, 10/15/2045	625,000	908,961
Energy Transfer Operating LP,
4.20%, 4/15/2027	2,500,000	2,605,027
5.50%, 6/1/2027	1,000,000	1,120,406
Kinder Morgan, Inc.,
4.30%, 3/1/2028	500,000	534,437
5.05%, 2/15/2046	700,000	762,247
MPLX LP,
4.88%, 12/1/2024	1,000,000	1,089,744
Noble Energy, Inc.,
3.85%, 1/15/2028	1,000,000	1,020,907
Petroleos Mexicanos,
6.35%, 2/12/2048	1,391,000	1,213,926

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC,
5.63%, 3/1/2025	$2,000,000	$2,219,930
Williams Cos., Inc. (The),
5.75%, 6/24/2044	1,000,000	1,162,978

		20,142,171

Pharmaceuticals 1.9%
Allergan Funding SCS,
3.85%, 6/15/2024	500,000	520,870
3.80%, 3/15/2025	1,500,000	1,552,803
Bristol-Myers Squibb Co.,
4.25%, 10/26/2049(a)	500,000	550,628
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026	2,000,000	2,032,637
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/2023	1,500,000	1,306,875
3.15%, 10/1/2026	1,500,000	1,169,832

		7,133,645

Road & Rail 0.6%
Burlington Northern Santa Fe LLC,
3.00%, 4/1/2025	1,000,000	1,031,914
4.15%, 4/1/2045	1,000,000	1,108,646

		2,140,560

Semiconductors & Semiconductor Equipment 1.1%
QUALCOMM, Inc.,
2.60%, 1/30/2023	4,000,000	4,015,077

Software 0.8%
Microsoft Corp.,
3.30%, 2/6/2027	3,000,000	3,178,779

Technology Hardware, Storage & Peripherals 0.2%
Digital Equipment Corp.,
7.75%, 4/1/2023	825,000	934,538

Thrifts & Mortgage Finance 0.4%
BPCE SA,
5.70%, 10/22/2023(a)	1,500,000	1,641,085

Tobacco 0.6%
Reynolds American, Inc.,
4.45%, 6/12/2025	2,000,000	2,119,804

Total Corporate Bonds (cost $136,242,909)		142,294,224

Mortgage-Backed Securities 13.7%
	Principal Amount	Value

FNMA Pool
Pool# AM7838
3.56%, 2/1/2035	2,313,702	2,487,861
Pool# AM9070
3.77%, 8/1/2045	2,995,000	3,114,378
UMBS Pool
Pool# BC0180
4.00%, 1/1/2046	2,338,278	2,460,149
Pool# BC9003
3.00%, 11/1/2046	316,401	321,062
Pool# AS8483
3.00%, 12/1/2046	255,705	259,459
Pool# MA2863
3.00%, 1/1/2047	2,614,787	2,650,899

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AS8810
3.50%, 2/1/2047	$10,087,540	$10,404,935
Pool# BM2003
4.00%, 10/1/2047	2,421,547	2,537,131
Pool# BM3355
3.50%, 2/1/2048	7,086,519	7,304,899
Pool# CA2208
4.50%, 8/1/2048	8,708,134	9,152,155
Pool# CA2469
4.00%, 10/1/2048	5,524,021	5,732,656
Pool# BN0906
4.00%, 11/1/2048	4,634,747	4,825,909

Total Mortgage-Backed Securities (cost $50,846,005)		51,251,493

Municipal Bonds 0.4%
	Principal Amount	Value

California 0.2%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	500,000	711,875

District of Columbia 0.2%
Metropolitan Washington Airports Authority, RB, Series D, 7.46%, 10/1/2046	600,000	951,150

Total Municipal Bonds (cost $1,334,689)		1,663,025

U.S. Treasury Obligations 13.4%
	Principal Amount	Value

U.S. Treasury Inflation Linked Notes, 0.63%, 1/15/2026 (f)	25,000,000	27,569,054
U.S. Treasury Notes
1.63%, 10/15/2020 (g)	1,200,000	1,194,328
2.50%, 1/31/2021	2,000,000	2,015,781
2.00%, 10/31/2022	7,000,000	7,030,899
2.25%, 10/31/2024	3,000,000	3,056,367
2.75%, 2/28/2025	3,500,000	3,660,918
2.88%, 5/31/2025	5,500,000	5,796,270

Total U.S. Treasury Obligations (cost $48,354,407)		50,323,617

Total Investments (cost $354,540,222) — 97.3%		364,727,273

Other assets in excess of liabilities — 2.7%		9,987,007

NET ASSETS — 100.0%		$374,714,280

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $126,575,070 which represents 33.78% of net assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(f)	Principal amounts are not adjusted for inflation.
(g)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

CLO	Collateralized Loan Obligations
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	602	9/2019	USD	129,072,563	337,774
U.S. Treasury Long Bond	317	9/2019	USD	49,323,219	1,429,973

					1,767,747

Short Contracts
U.S. Treasury 5 Year Note	(618)	9/2019	USD	(72,648,797)	(629,131)
U.S. Treasury 10 Year Note	(164)	9/2019	USD	(20,897,188)	(301,534)

					(930,665)

					837,082

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$68,368,281	$–	$68,368,281
Collateralized Mortgage Obligations	–	25,956,955	–	25,956,955
Commercial Mortgage-Backed Securities	–	24,869,678	–	24,869,678
Corporate Bonds	–	142,294,224	–	142,294,224
Futures Contracts	1,767,747	–	–	1,767,747
Mortgage-Backed Securities	–	51,251,493	–	51,251,493
Municipal Bonds	–	1,663,025	–	1,663,025
U.S. Treasury Obligations	–	50,323,617	–	50,323,617
Total Assets	$1,767,747	$364,727,273	$–	$366,495,020
Liabilities:
Futures Contracts	$(930,665)	$–	$–	$(930,665)
Total Liabilities	$(930,665)	$–	$–	$(930,665)
Total	$837,082	$364,727,273	$–	$365,564,355

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in the interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$1,767,747
Total		$1,767,747

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(930,665)
Total		$(930,665)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.5%
	Principal Amount	Value

Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$124,152	$130,261
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	188,162	199,782

		330,043

Credit Card 0.5%
BA Credit Card Trust, Series 2018-A3, Class A3, 3.10%, 12/15/2023	2,500,000	2,547,351
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/2024	625,000	624,766
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,000,000	997,028

		4,169,145

Total Asset-Backed Securities (cost $4,439,574)		4,499,188

Commercial Mortgage-Backed Securities 2.3%
	Principal Amount	Value

BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	450,000	479,656
Benchmark Mortgage Trust, Series 2019-B11, Class A4, 3.28%, 5/15/2052	1,000,000	1,045,190
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 6/15/2050	850,000	893,386
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/2046	650,000	693,574
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500,000	527,888
COMM Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/2046	300,000	318,455
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	750,000	800,432
FHLMC Multifamily Structured Pass-Through Certificates REMICS
Series K020, Class A2, 2.37%, 5/25/2022	600,000	602,452
Series K026, Class A2, 2.51%, 11/25/2022	200,000	201,935
Series K031, Class A2, 3.30%, 4/25/2023(a)	100,000	103,852
Series K033, Class A2, 3.06%, 7/25/2023(a)	100,000	103,154
Series K038, Class A1, 2.60%, 10/25/2023	113,127	113,967
Series K037, Class A2, 3.49%, 1/25/2024	200,000	209,965
Series K038, Class A2, 3.39%, 3/25/2024	800,000	838,127
Series K066, Class A2, 3.12%, 6/25/2027	750,000	787,057
FNMA ACES REMICS
Series 2014-M6, Class A2, 2.68%, 5/25/2021(a)	89,817	90,250

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA ACES REMICS (continued)
Series 2014-M2, Class ASV2, 2.78%, 6/25/2021(a)	$247,978	$249,036
GS Mortgage Securities Trust
Series 2015-GC28, Class A2, 2.90%, 2/10/2048	999,108	999,139
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	750,000	784,404
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	310,827	318,900
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 9/15/2050	750,000	792,407
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A4, 2.92%, 2/15/2046	1,300,000	1,321,910
Series 2013-C10, Class ASB, 3.91%, 7/15/2046(a)	1,066,230	1,092,743
Series 2013-C10, Class A5, 4.08%, 7/15/2046(a)	250,000	264,861
Series 2014-C17, Class A5, 3.74%, 8/15/2047	1,500,000	1,585,311
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	900,000	951,602
Series 2017-H1, Class A5, 3.53%, 6/15/2050	750,000	793,688
Series 2019-H6, Class A4, 3.42%, 6/15/2052	150,000	157,510
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.79%, 9/15/2048	1,700,000	1,810,599
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class A4, 3.04%, 3/15/2045	500,000	510,294
Series 2012-C7, Class A2, 3.43%, 6/15/2045	300,000	307,722

Total Commercial Mortgage-Backed Securities (cost $19,594,740)		19,749,466

Corporate Bonds 25.4%
	Principal Amount	Value

Aerospace & Defense 0.4%
Boeing Co. (The),
3.20%, 3/1/2029	500,000	513,823
3.30%, 3/1/2035	65,000	63,700
General Dynamics Corp.,
3.88%, 7/15/2021	150,000	154,083
L3Harris Technologies, Inc.,
4.95%, 2/15/2021(b)	250,000	257,443
3.83%, 4/27/2025	250,000	263,749
4.85%, 4/27/2035	55,000	62,217
Lockheed Martin Corp.,
3.55%, 1/15/2026	150,000	159,942
3.60%, 3/1/2035	55,000	57,853
4.07%, 12/15/2042	191,000	211,205
Northrop Grumman Corp.,
4.75%, 6/1/2043	250,000	293,373
Raytheon Co.,
3.13%, 10/15/2020	250,000	252,545

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Aerospace & Defense (continued)
Raytheon Co., (continued)
3.15%, 12/15/2024	$75,000	$77,702
Rockwell Collins, Inc.,
3.50%, 3/15/2027	150,000	157,584
Textron, Inc.,
4.30%, 3/1/2024	250,000	264,025
United Technologies Corp.,
3.65%, 8/16/2023	200,000	209,504
4.13%, 11/16/2028	150,000	165,763
6.13%, 7/15/2038	150,000	200,373
4.50%, 6/1/2042	250,000	286,658
4.05%, 5/4/2047	100,000	108,697

		3,760,239

Air Freight & Logistics 0.1%
FedEx Corp.,
3.25%, 4/1/2026	45,000	46,408
3.30%, 3/15/2027	70,000	71,519
3.88%, 8/1/2042	50,000	47,118
4.55%, 4/1/2046	250,000	259,729
United Parcel Service, Inc.,
6.20%, 1/15/2038	205,000	284,047

		708,821

Auto Components 0.0%†
Aptiv Corp.,
4.15%, 3/15/2024	150,000	157,471
BorgWarner, Inc.,
3.38%, 3/15/2025	70,000	71,922

		229,393

Automobiles 0.1%
Ford Motor Co.,
7.45%, 7/16/2031	100,000	118,252
5.29%, 12/8/2046	250,000	231,446
General Motors Co.,
4.20%, 10/1/2027	250,000	253,847
5.20%, 4/1/2045	250,000	244,061
Toyota Motor Corp.,
3.42%, 7/20/2023	200,000	208,329

		1,055,935

Banks 4.7%
Banco Santander SA,
4.25%, 4/11/2027	200,000	211,967
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(c)	250,000	250,754
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	500,000	507,336
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023(c)	500,000	504,006
4.10%, 7/24/2023	250,000	265,310
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)	271,000	274,760
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025(c)	250,000	258,376
3.88%, 8/1/2025	250,000	266,362
4.45%, 3/3/2026	55,000	59,243
3.50%, 4/19/2026	145,000	151,465
4.25%, 10/22/2026	145,000	154,876
3.25%, 10/21/2027	250,000	256,361
Series L, 4.18%, 11/25/2027	100,000	106,229
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(c)	281,000	289,521

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Bank of America Corp., (continued)
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(c)	$250,000	$266,952
(ICE LIBOR USD 3 Month + 1.31%), 4.27%, 7/23/2029(c)	500,000	546,302
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030(c)	250,000	267,882
5.88%, 2/7/2042	250,000	337,321
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(c)	250,000	287,242
Bank of Montreal,
Series D, 3.10%, 4/13/2021	100,000	101,519
2.90%, 3/26/2022	750,000	759,850
Bank of Nova Scotia (The),
2.70%, 3/7/2022	100,000	101,016
2.38%, 1/18/2023	350,000	350,260
Barclays Bank plc,
5.14%, 10/14/2020	250,000	256,335
Barclays plc,
3.65%, 3/16/2025	200,000	200,280
4.34%, 1/10/2028	250,000	256,219
(ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029(c)	250,000	265,576
BB&T Corp.,
2.75%, 4/1/2022	250,000	252,311
2.85%, 10/26/2024	250,000	253,576
BBVA USA,
3.88%, 4/10/2025	250,000	257,778
BNP Paribas SA,
4.25%, 10/15/2024	250,000	262,350
Citibank NA,
3.65%, 1/23/2024	500,000	523,940
Citigroup, Inc.,
2.65%, 10/26/2020	250,000	250,650
3.88%, 10/25/2023	100,000	105,067
3.75%, 6/16/2024	300,000	316,349
3.30%, 4/27/2025	155,000	160,207
5.50%, 9/13/2025	250,000	281,534
3.70%, 1/12/2026	250,000	263,570
4.60%, 3/9/2026	105,000	113,437
3.40%, 5/1/2026	200,000	207,042
4.30%, 11/20/2026	200,000	213,248
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(c)	250,000	260,850
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(c)	250,000	258,037
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030(c)	350,000	373,995
6.63%, 6/15/2032	182,000	236,839
4.65%, 7/23/2048	250,000	294,137
Citizens Financial Group, Inc.,
2.85%, 7/27/2026	250,000	249,320
Comerica, Inc.,
4.00%, 2/1/2029	100,000	107,683
Cooperatieve Rabobank UA,
3.88%, 2/8/2022	250,000	258,934
5.25%, 5/24/2041	125,000	162,251
5.75%, 12/1/2043	250,000	321,257
Credit Suisse Group Funding Guernsey Ltd.,
3.13%, 12/10/2020	250,000	251,737
3.80%, 9/15/2022	250,000	258,270
4.55%, 4/17/2026	250,000	272,020
Discover Bank,
4.20%, 8/8/2023	250,000	264,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Fifth Third Bancorp,
3.50%, 3/15/2022	$300,000	$307,529
3.95%, 3/14/2028	250,000	270,505
HSBC Bank USA NA,
5.88%, 11/1/2034	498,000	632,930
HSBC Holdings plc,
3.60%, 5/25/2023	200,000	207,517
4.25%, 3/14/2024	250,000	262,003
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)	200,000	208,482
4.30%, 3/8/2026	200,000	213,801
3.90%, 5/25/2026	250,000	262,094
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)	500,000	530,073
HSBC USA, Inc.,
2.75%, 8/7/2020	250,000	250,975
Huntington Bancshares, Inc.,
3.15%, 3/14/2021	250,000	252,641
ING Groep NV,
3.55%, 4/9/2024	400,000	414,005
JPMorgan Chase & Co.,
2.55%, 3/1/2021	250,000	250,696
4.35%, 8/15/2021	1,000,000	1,038,090
3.38%, 5/1/2023	250,000	256,357
3.63%, 5/13/2024	350,000	367,932
3.13%, 1/23/2025	250,000	256,265
3.30%, 4/1/2026	250,000	259,411
4.13%, 12/15/2026	250,000	269,282
(ICE LIBOR USD 3 Month + 1.25%), 3.96%, 1/29/2027(c)	250,000	267,461
(ICE LIBOR USD 3 Month + 1.36%), 3.88%, 7/24/2038(c)	300,000	319,694
5.60%, 7/15/2041	200,000	262,668
4.85%, 2/1/2044	250,000	301,988
(ICE LIBOR USD 3 Month + 1.58%), 4.26%, 2/22/2048(c)	250,000	278,887
KeyCorp,
5.10%, 3/24/2021	150,000	156,432
Korea Development Bank (The),
4.63%, 11/16/2021	200,000	210,158
Kreditanstalt fuer Wiederaufbau,
2.75%, 9/8/2020	300,000	302,111
2.00%, 11/30/2021	1,000,000	1,001,519
2.13%, 3/7/2022	2,000,000	2,010,995
2.88%, 4/3/2028	200,000	212,708
Landwirtschaftliche Rentenbank,
Series 36, 2.00%, 12/6/2021	500,000	500,470
Lloyds Banking Group plc,
4.50%, 11/4/2024	250,000	259,830
4.65%, 3/24/2026	250,000	259,902
4.34%, 1/9/2048	250,000	237,263
Mitsubishi UFJ Financial Group, Inc.,
3.46%, 3/2/2023	750,000	772,391
3.76%, 7/26/2023	200,000	209,048
3.85%, 3/1/2026	250,000	265,682
Mizuho Financial Group, Inc.,
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)	400,000	401,386
3.17%, 9/11/2027	250,000	255,712
MUFG Americas Holdings Corp.,
3.00%, 2/10/2025	200,000	202,041
National Australia Bank Ltd.,
3.38%, 1/14/2026	250,000	261,929
PNC Bank NA,
2.95%, 1/30/2023	350,000	355,890
3.30%, 10/30/2024	250,000	260,030

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Royal Bank of Canada,
2.50%, 1/19/2021	$250,000	$251,072
2.80%, 4/29/2022	350,000	353,814
Royal Bank of Scotland Group plc,
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)	200,000	200,887
4.80%, 4/5/2026	250,000	268,554
(ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030(c)	250,000	270,546
Santander Holdings USA, Inc.,
4.40%, 7/13/2027	200,000	211,530
Santander UK Group Holdings plc,
2.88%, 10/16/2020	105,000	105,133
Santander UK plc,
2.50%, 1/5/2021	500,000	499,609
Sumitomo Mitsui Financial Group, Inc.,
2.78%, 7/12/2022	750,000	756,036
3.78%, 3/9/2026	500,000	530,646
SunTrust Bank,
2.45%, 8/1/2022	500,000	500,352
Toronto-Dominion Bank (The),
1.80%, 7/13/2021	750,000	745,025
US Bancorp,
4.13%, 5/24/2021	100,000	103,085
3.38%, 2/5/2024	750,000	781,920
Series X, 3.15%, 4/27/2027	250,000	260,004
Wells Fargo & Co.,
3.00%, 1/22/2021	500,000	504,283
2.50%, 3/4/2021	240,000	240,820
2.63%, 7/22/2022	250,000	251,425
3.75%, 1/24/2024	750,000	785,832
3.00%, 2/19/2025	60,000	61,102
3.00%, 4/22/2026	250,000	252,998
4.30%, 7/22/2027	200,000	215,748
5.38%, 2/7/2035	118,000	146,739
5.61%, 1/15/2044	333,000	421,277
3.90%, 5/1/2045	150,000	162,942
4.90%, 11/17/2045	250,000	292,262
4.40%, 6/14/2046	100,000	109,517
Westpac Banking Corp.,
2.10%, 5/13/2021	100,000	99,719
3.30%, 2/26/2024	350,000	363,683
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(c)	250,000	259,303

		40,667,287

Beverages 0.7%
Anheuser-Busch Cos. LLC,
3.65%, 2/1/2026	250,000	263,672
4.70%, 2/1/2036	350,000	390,013
4.90%, 2/1/2046	215,000	244,150
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/2028	100,000	108,512
4.75%, 1/23/2029	350,000	398,700
4.38%, 4/15/2038	100,000	107,992
4.60%, 4/15/2048	150,000	163,564
4.44%, 10/6/2048	130,000	139,037
5.55%, 1/23/2049	350,000	434,491
4.75%, 4/15/2058	150,000	166,070
5.80%, 1/23/2059	50,000	64,204
Coca-Cola Co. (The),
3.15%, 11/15/2020	200,000	202,317
3.20%, 11/1/2023	150,000	156,191
2.90%, 5/25/2027	100,000	103,895
Constellation Brands, Inc.,
3.50%, 5/9/2027	400,000	413,165

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Beverages (continued)
Diageo Investment Corp.,
2.88%, 5/11/2022	$500,000	$507,654
Keurig Dr Pepper, Inc.,
3.20%, 11/15/2021	250,000	252,093
5.09%, 5/25/2048	175,000	198,318
Molson Coors Brewing Co.,
3.50%, 5/1/2022	100,000	102,413
3.00%, 7/15/2026	95,000	94,779
5.00%, 5/1/2042	150,000	163,117
PepsiCo, Inc.,
3.13%, 11/1/2020	200,000	202,101
3.60%, 3/1/2024	250,000	264,321
2.85%, 2/24/2026	175,000	180,136
3.45%, 10/6/2046	250,000	256,163

		5,577,068

Biotechnology 0.5%
AbbVie, Inc.,
2.90%, 11/6/2022	500,000	504,433
3.20%, 5/14/2026	185,000	186,189
4.50%, 5/14/2035	135,000	140,839
4.30%, 5/14/2036	100,000	102,021
4.40%, 11/6/2042	75,000	74,274
4.88%, 11/14/2048	150,000	157,025
Amgen, Inc.,
3.45%, 10/1/2020	200,000	202,356
2.70%, 5/1/2022	500,000	503,414
4.56%, 6/15/2048	187,000	204,285
4.66%, 6/15/2051	279,000	308,219
Baxalta, Inc.,
4.00%, 6/23/2025	30,000	31,797
Biogen, Inc.,
3.63%, 9/15/2022	250,000	258,018
4.05%, 9/15/2025	95,000	101,676
Celgene Corp.,
3.25%, 8/15/2022	200,000	205,029
4.63%, 5/15/2044	150,000	167,207
5.00%, 8/15/2045	250,000	297,923
Gilead Sciences, Inc.,
4.50%, 4/1/2021	100,000	103,497
3.70%, 4/1/2024	150,000	157,676
3.50%, 2/1/2025	145,000	152,005
3.65%, 3/1/2026	75,000	79,141
4.50%, 2/1/2045	250,000	274,150
4.75%, 3/1/2046	150,000	170,707

		4,381,881

Building Products 0.0%†
Johnson Controls International plc,
3.90%, 2/14/2026	46,000	48,509
4.50%, 2/15/2047	100,000	103,516
Masco Corp.,
3.50%, 11/15/2027	100,000	99,205
Owens Corning,
4.30%, 7/15/2047	150,000	129,322

		380,552

Capital Markets 1.4%
Ameriprise Financial, Inc.,
4.00%, 10/15/2023	250,000	265,399
Bank of New York Mellon Corp. (The),
2.60%, 8/17/2020	200,000	200,698
2.95%, 1/29/2023	100,000	101,937
Series G, 3.00%, 2/24/2025	105,000	107,608
3.30%, 8/23/2029	250,000	258,920

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets (continued)
Brookfield Finance, Inc.,
4.25%, 6/2/2026	$250,000	$264,993
Charles Schwab Corp. (The),
4.00%, 2/1/2029	250,000	275,126
CME Group, Inc.,
3.00%, 3/15/2025	250,000	258,526
Credit Suisse USA, Inc.,
7.13%, 7/15/2032	195,000	279,746
Deutsche Bank AG,
Series D, 5.00%, 2/14/2022	250,000	258,765
4.10%, 1/13/2026	250,000	249,361
Franklin Resources, Inc.,
2.80%, 9/15/2022	250,000	252,622
Goldman Sachs Group, Inc. (The),
2.63%, 4/25/2021	500,000	500,932
5.75%, 1/24/2022	250,000	269,231
3.20%, 2/23/2023	500,000	509,759
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(c)	500,000	503,780
3.63%, 2/20/2024	250,000	259,494
4.00%, 3/3/2024	250,000	264,020
3.75%, 2/25/2026	315,000	329,664
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(c)	200,000	215,413
6.75%, 10/1/2037	100,000	132,592
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(c)	250,000	259,709
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(c)	250,000	273,060
6.25%, 2/1/2041	250,000	336,496
Intercontinental Exchange, Inc.,
3.45%, 9/21/2023	100,000	103,934
3.75%, 12/1/2025	80,000	85,348
Jefferies Group LLC,
6.88%, 4/15/2021	250,000	266,772
4.15%, 1/23/2030	100,000	99,662
Moody’s Corp.,
4.50%, 9/1/2022	100,000	105,672
Morgan Stanley,
5.50%, 7/28/2021	150,000	158,626
2.75%, 5/19/2022	350,000	352,538
4.10%, 5/22/2023	350,000	366,956
4.00%, 7/23/2025	155,000	165,209
3.88%, 1/27/2026	250,000	264,648
3.13%, 7/27/2026	250,000	253,492
4.35%, 9/8/2026	250,000	268,076
3.63%, 1/20/2027	250,000	261,253
3.95%, 4/23/2027	250,000	261,736
7.25%, 4/1/2032	226,000	320,332
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039(c)	100,000	111,840
4.38%, 1/22/2047	250,000	281,950
Northern Trust Corp.,
3.38%, 8/23/2021	50,000	51,079
3.65%, 8/3/2028	50,000	53,798
S&P Global, Inc.,
4.40%, 2/15/2026	250,000	276,496
State Street Corp.,
4.38%, 3/7/2021	300,000	309,938
3.30%, 12/16/2024	155,000	161,099
TD Ameritrade Holding Corp.,
2.95%, 4/1/2022	250,000	253,934
3.63%, 4/1/2025	250,000	263,229

		11,725,468

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Chemicals 0.4%
Cabot Corp.,
4.00%, 7/1/2029	$100,000	$101,520
Dow Chemical Co. (The),
4.13%, 11/15/2021	150,000	154,888
3.50%, 10/1/2024	250,000	259,126
4.25%, 10/1/2034	100,000	105,916
4.38%, 11/15/2042	150,000	152,058
DuPont de Nemours, Inc.,
4.73%, 11/15/2028	500,000	562,459
Eastman Chemical Co.,
3.60%, 8/15/2022	250,000	256,274
Ecolab, Inc.,
4.35%, 12/8/2021	81,000	84,744
3.25%, 1/14/2023	250,000	256,795
Lubrizol Corp. (The),
6.50%, 10/1/2034	103,000	141,712
LyondellBasell Industries NV,
6.00%, 11/15/2021	400,000	426,575
4.63%, 2/26/2055	100,000	100,684
Mosaic Co. (The),
5.45%, 11/15/2033	150,000	170,456
Nutrien Ltd.,
3.15%, 10/1/2022	50,000	50,615
5.88%, 12/1/2036	125,000	147,887
6.13%, 1/15/2041	100,000	122,330
Praxair, Inc.,
4.05%, 3/15/2021	150,000	154,298
3.20%, 1/30/2026	250,000	262,038
Sherwin-Williams Co. (The),
4.50%, 6/1/2047	150,000	160,757

		3,671,132

Commercial Services & Supplies 0.1%
Cintas Corp. No. 2,
4.30%, 6/1/2021	100,000	103,589
Republic Services, Inc.,
5.25%, 11/15/2021	350,000	370,907
3.20%, 3/15/2025	100,000	103,129
Waste Management, Inc.,
2.90%, 9/15/2022	300,000	304,564
3.90%, 3/1/2035	90,000	95,090

		977,279

Communications Equipment 0.1%
Cisco Systems, Inc.,
2.50%, 9/20/2026	250,000	253,139
5.50%, 1/15/2040	250,000	334,218
Motorola Solutions, Inc.,
4.00%, 9/1/2024	150,000	155,787

		743,144

Construction Materials 0.0%†
Vulcan Materials Co.,
3.90%, 4/1/2027	100,000	103,541

Consumer Finance 0.8%
AerCap Ireland Capital DAC,
3.65%, 7/21/2027	250,000	250,585
American Express Co.,
2.50%, 8/1/2022	1,000,000	1,003,140
3.63%, 12/5/2024	150,000	156,936
American Honda Finance Corp.,
2.20%, 6/27/2022	250,000	249,461
3.45%, 7/14/2023	100,000	103,901

Corporate Bonds (continued)
	Principal Amount	Value

Consumer Finance (continued)
Capital One Financial Corp.,
3.50%, 6/15/2023	$350,000	$361,389
3.75%, 4/24/2024	100,000	105,197
3.30%, 10/30/2024	100,000	103,537
3.75%, 3/9/2027	250,000	259,726
Caterpillar Financial Services Corp.,
2.75%, 8/20/2021	500,000	504,980
Discover Financial Services,
4.50%, 1/30/2026	100,000	107,680
Ford Motor Credit Co. LLC,
3.34%, 3/18/2021	250,000	251,304
5.88%, 8/2/2021	250,000	262,877
3.35%, 11/1/2022	200,000	199,798
3.66%, 9/8/2024	250,000	246,879
4.54%, 8/1/2026	200,000	201,699
General Motors Financial Co., Inc.,
4.38%, 9/25/2021	100,000	103,138
4.15%, 6/19/2023	500,000	516,616
5.25%, 3/1/2026	350,000	377,536
4.00%, 10/6/2026	250,000	252,435
John Deere Capital Corp.,
2.65%, 1/6/2022	140,000	141,398
2.70%, 1/6/2023	200,000	203,083
Synchrony Financial,
4.50%, 7/23/2025	190,000	201,009
Toyota Motor Credit Corp.,
2.95%, 4/13/2021	200,000	202,476
3.65%, 1/8/2029	500,000	542,436

		6,909,216

Containers & Packaging 0.0%†
International Paper Co.,
4.80%, 6/15/2044	250,000	262,989

Diversified Consumer Services 0.1%
Massachusetts Institute of Technology,
4.68%, 7/1/2114	200,000	260,478
Northwestern University,
Series 2017, 3.66%, 12/1/2057	12,000	13,062
President & Fellows of Harvard College,
3.15%, 7/15/2046	50,000	50,920
3.30%, 7/15/2056	100,000	101,237
Princeton University,
5.70%, 3/1/2039	200,000	276,432
University of Notre Dame du Lac,
Series 2017, 3.39%, 2/15/2048	30,000	31,032

		733,161

Diversified Financial Services 0.3%
AXA Equitable Holdings, Inc.,
7.00%, 4/1/2028	92,000	109,645
5.00%, 4/20/2048	150,000	158,967
Bank One Corp.,
8.00%, 4/29/2027	202,000	267,790
Berkshire Hathaway, Inc.,
2.75%, 3/15/2023	200,000	203,851
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/2020	206,000	205,115
4.42%, 11/15/2035	582,000	588,576
National Rural Utilities Cooperative Finance Corp.,
3.40%, 2/7/2028	50,000	52,977
8.00%, 3/1/2032	61,000	89,824

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Financial Services (continued)
Shell International Finance BV,
1.88%, 5/10/2021	$250,000	$248,752
4.13%, 5/11/2035	150,000	168,909
6.38%, 12/15/2038	250,000	357,838
4.00%, 5/10/2046	150,000	166,052
3.75%, 9/12/2046	150,000	160,033
Voya Financial, Inc.,
3.65%, 6/15/2026	100,000	104,320

		2,882,649

Diversified Telecommunication Services 1.1%
AT&T, Inc.,
3.80%, 3/15/2022	500,000	517,178
3.95%, 1/15/2025	350,000	369,573
3.60%, 7/15/2025	250,000	260,039
4.13%, 2/17/2026	250,000	267,527
2.95%, 7/15/2026	250,000	250,794
4.25%, 3/1/2027	250,000	268,899
4.50%, 5/15/2035	310,000	330,201
5.25%, 3/1/2037	250,000	283,719
5.35%, 9/1/2040	175,000	197,502
4.30%, 12/15/2042	267,000	267,675
4.65%, 6/1/2044	150,000	152,962
4.80%, 6/15/2044	150,000	158,313
4.75%, 5/15/2046	250,000	264,269
5.45%, 3/1/2047	200,000	231,150
4.50%, 3/9/2048	160,000	163,637
4.55%, 3/9/2049	100,000	102,963
British Telecommunications plc,
9.63%, 12/15/2030(d)	191,000	287,568
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030(d)	106,000	155,208
Orange SA,
9.00%, 3/1/2031(d)	133,000	204,672
5.50%, 2/6/2044	100,000	125,512
Telefonica Emisiones SA,
5.46%, 2/16/2021	150,000	156,527
4.57%, 4/27/2023	200,000	215,149
4.10%, 3/8/2027	350,000	372,038
4.90%, 3/6/2048	150,000	164,173
5.52%, 3/1/2049	150,000	177,808
TELUS Corp.,
4.30%, 6/15/2049	100,000	107,569
Verizon Communications, Inc.,
3.50%, 11/1/2024	400,000	418,901
4.13%, 3/16/2027	250,000	271,735
4.33%, 9/21/2028	254,000	281,811
4.02%, 12/3/2029(b)	500,000	542,361
4.40%, 11/1/2034	300,000	332,581
4.81%, 3/15/2039	269,000	309,223
3.85%, 11/1/2042	250,000	256,191
6.55%, 9/15/2043	250,000	353,924
4.52%, 9/15/2048	250,000	278,108
5.01%, 4/15/2049	95,000	112,479

		9,209,939

Electric Utilities 1.2%
Appalachian Power Co.,
Series Y, 4.50%, 3/1/2049	250,000	288,931
Arizona Public Service Co.,
4.20%, 8/15/2048	50,000	54,926
CenterPoint Energy Houston Electric LLC,
3.95%, 3/1/2048	150,000	163,870

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
Cleveland Electric Illuminating Co. (The),
5.50%, 8/15/2024	$200,000	$226,102
Connecticut Light & Power Co. (The),
4.00%, 4/1/2048	100,000	111,693
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/2038	200,000	263,569
DTE Electric Co.,
3.65%, 3/15/2024	250,000	262,693
3.70%, 3/15/2045	80,000	83,214
Duke Energy Corp.,
3.05%, 8/15/2022	200,000	202,939
3.75%, 4/15/2024	150,000	157,590
3.75%, 9/1/2046	250,000	248,685
4.20%, 6/15/2049	150,000	160,631
Duke Energy Florida LLC,
4.20%, 7/15/2048	50,000	56,163
Duke Energy Indiana LLC,
3.75%, 5/15/2046	250,000	260,507
Duke Energy Ohio, Inc.,
Series A, 5.40%, 6/15/2033	51,000	60,701
3.70%, 6/15/2046	100,000	103,261
Emera US Finance LP,
3.55%, 6/15/2026	250,000	257,336
Entergy Arkansas LLC,
3.50%, 4/1/2026	100,000	104,915
4.20%, 4/1/2049	250,000	280,376
Entergy Corp.,
5.13%, 9/15/2020	300,000	306,739
4.00%, 7/15/2022	200,000	208,091
Evergy, Inc.,
4.85%, 6/1/2021	100,000	103,251
Eversource Energy,
Series H, 3.15%, 1/15/2025	125,000	128,229
Exelon Corp.,
3.50%, 6/1/2022(d)	250,000	255,954
5.63%, 6/15/2035	250,000	305,644
FirstEnergy Corp.,
Series B, 4.25%, 3/15/2023	500,000	527,118
Florida Power & Light Co.,
5.65%, 2/1/2037	200,000	259,675
4.05%, 10/1/2044	100,000	111,246
4.13%, 6/1/2048	250,000	284,885
Georgia Power Co.,
4.30%, 3/15/2042	100,000	107,118
Hydro-Quebec,
Series HY, 8.40%, 1/15/2022	153,000	175,167
Series GF, 8.88%, 3/1/2026	109,000	150,439
Iberdrola International BV,
5.81%, 3/15/2025	82,000	93,367
Kansas City Power & Light Co.,
3.65%, 8/15/2025	100,000	105,405
Series 2019, 4.13%, 4/1/2049	250,000	279,305
MidAmerican Energy Co.,
5.80%, 10/15/2036	200,000	260,013
Nevada Power Co.,
5.45%, 5/15/2041	100,000	121,465
Northern States Power Co.,
4.00%, 8/15/2045	85,000	92,276
Ohio Power Co.,
4.15%, 4/1/2048	250,000	279,520
Oncor Electric Delivery Co. LLC,
5.30%, 6/1/2042	150,000	191,610
PacifiCorp,
5.25%, 6/15/2035	123,000	148,378
PPL Capital Funding, Inc.,
5.00%, 3/15/2044	250,000	282,705

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
Progress Energy, Inc.,
7.75%, 3/1/2031	$164,000	$230,322
Public Service Co. of Colorado,
3.60%, 9/15/2042	100,000	102,615
Public Service Electric & Gas Co.,
3.95%, 5/1/2042	200,000	218,735
Southern California Edison Co.,
Series B, 2.40%, 2/1/2022	250,000	249,481
6.00%, 1/15/2034	123,000	151,250
4.00%, 4/1/2047	250,000	257,874
Southern Co. (The),
3.25%, 7/1/2026	210,000	214,294
4.40%, 7/1/2046	250,000	266,641
Virginia Electric & Power Co.,
Series B, 4.20%, 5/15/2045	120,000	133,681
Wisconsin Electric Power Co.,
2.95%, 9/15/2021	250,000	252,190
5.63%, 5/15/2033	41,000	51,637
Wisconsin Power & Light Co.,
3.00%, 7/1/2029	250,000	255,048
Xcel Energy, Inc.,
6.50%, 7/1/2036	123,000	161,799

		10,671,269

Electrical Equipment 0.1%
ABB Finance USA, Inc.,
4.38%, 5/8/2042	100,000	117,969
Eaton Corp.,
2.75%, 11/2/2022	250,000	252,084
4.00%, 11/2/2032	150,000	166,099

		536,152

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc.,
4.50%, 3/1/2023	100,000	105,016
Corning, Inc.,
2.90%, 5/15/2022	365,000	369,545
5.35%, 11/15/2048	100,000	124,568
Tyco Electronics Group SA,
3.50%, 2/3/2022	150,000	153,441

		752,570

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC,
3.20%, 8/15/2021	250,000	253,436
3.34%, 12/15/2027	145,000	146,803
Halliburton Co.,
3.80%, 11/15/2025	100,000	104,874
6.70%, 9/15/2038	100,000	130,469
National Oilwell Varco, Inc.,
3.95%, 12/1/2042	100,000	89,663

		725,245

Entertainment 0.2%
NBCUniversal Media LLC,
5.95%, 4/1/2041	100,000	132,710
TWDC Enterprises 18 Corp.,
3.00%, 2/13/2026	50,000	51,926
3.70%, 12/1/2042	100,000	106,608
3.00%, 7/30/2046	60,000	57,238
Viacom, Inc.,
4.38%, 3/15/2043	200,000	199,084
Walt Disney Co. (The),
3.70%, 9/15/2024(b)	100,000	106,353
3.70%, 10/15/2025(b)	100,000	106,804

Corporate Bonds (continued)
	Principal Amount	Value

Entertainment (continued)
Walt Disney Co. (The), (continued)
7.28%, 6/30/2028(b)	$53,000	$69,839
6.55%, 3/15/2033(b)	450,000	614,360

		1,444,922

Equity Real Estate Investment Trusts (REITs) 0.6%
American Tower Corp.,
4.40%, 2/15/2026	25,000	26,996
3.95%, 3/15/2029	250,000	263,450
AvalonBay Communities, Inc.,
3.45%, 6/1/2025	100,000	104,736
Boston Properties LP,
2.75%, 10/1/2026	150,000	149,095
Crown Castle International Corp.,
3.70%, 6/15/2026	280,000	292,552
Duke Realty LP,
3.88%, 10/15/2022	250,000	259,378
ERP Operating LP,
2.85%, 11/1/2026	500,000	506,626
GLP Capital LP,
5.38%, 11/1/2023	50,000	53,904
5.30%, 1/15/2029	50,000	54,160
HCP, Inc.,
3.40%, 2/1/2025	300,000	308,202
Hospitality Properties Trust,
4.38%, 2/15/2030	100,000	95,709
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/2023	100,000	102,888
Series E, 4.00%, 6/15/2025	190,000	197,672
Kimco Realty Corp.,
4.45%, 9/1/2047	100,000	106,378
Omega Healthcare Investors, Inc.,
4.50%, 4/1/2027	250,000	261,435
Realty Income Corp.,
4.65%, 8/1/2023	250,000	269,969
Simon Property Group LP,
4.75%, 3/15/2042	250,000	294,408
Spirit Realty LP,
4.00%, 7/15/2029	85,000	86,843
UDR, Inc.,
3.20%, 1/15/2030	150,000	151,160
Ventas Realty LP,
4.25%, 3/1/2022	250,000	260,191
4.88%, 4/15/2049	150,000	168,301
Welltower, Inc.,
5.25%, 1/15/2022	300,000	318,191
4.13%, 3/15/2029	250,000	267,294
Weyerhaeuser Co.,
7.38%, 3/15/2032	100,000	138,724
WP Carey, Inc.,
3.85%, 7/15/2029	50,000	50,869

		4,789,131

Food & Staples Retailing 0.4%
Costco Wholesale Corp.,
2.25%, 2/15/2022	85,000	85,188
2.75%, 5/18/2024	200,000	204,818
Kroger Co. (The),
4.00%, 2/1/2024	100,000	105,560
7.50%, 4/1/2031	178,000	238,319
5.40%, 1/15/2049	100,000	111,720
Sysco Corp.,
3.75%, 10/1/2025	75,000	79,217
3.30%, 7/15/2026	130,000	134,173
Walgreen Co.,
3.10%, 9/15/2022	150,000	152,363

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/2026	$305,000	$310,964
4.50%, 11/18/2034	155,000	160,054
Walmart, Inc.,
3.40%, 6/26/2023	500,000	522,726
3.55%, 6/26/2025	100,000	106,510
7.55%, 2/15/2030	82,000	117,821
5.25%, 9/1/2035	92,000	118,290
6.20%, 4/15/2038	198,000	285,723
4.05%, 6/29/2048	250,000	286,893

		3,020,339

Food Products 0.4%
Archer-Daniels-Midland Co.,
2.50%, 8/11/2026	250,000	249,597
Campbell Soup Co.,
4.25%, 4/15/2021	100,000	102,570
4.15%, 3/15/2028	150,000	157,930
4.80%, 3/15/2048	50,000	52,828
Conagra Brands, Inc.,
4.60%, 11/1/2025	100,000	108,711
7.00%, 10/1/2028	154,000	190,594
5.40%, 11/1/2048	100,000	112,192
General Mills, Inc.,
3.15%, 12/15/2021	200,000	203,160
4.70%, 4/17/2048	150,000	167,660
JM Smucker Co. (The),
4.25%, 3/15/2035	100,000	103,936
Kellogg Co.,
3.25%, 4/1/2026	40,000	40,816
4.30%, 5/15/2028	250,000	275,496
Kraft Heinz Foods Co.,
3.00%, 6/1/2026	60,000	59,014
6.88%, 1/26/2039	70,000	86,445
5.20%, 7/15/2045	150,000	158,394
4.38%, 6/1/2046	250,000	240,052
Mead Johnson Nutrition Co.,
4.13%, 11/15/2025	110,000	119,747
Tyson Foods, Inc.,
4.50%, 6/15/2022	250,000	263,636
4.35%, 3/1/2029	250,000	275,332
4.55%, 6/2/2047	50,000	52,832
Unilever Capital Corp.,
2.00%, 7/28/2026	250,000	242,327
5.90%, 11/15/2032	144,000	192,422

		3,455,691

Gas Utilities 0.1%
Atmos Energy Corp.,
4.13%, 10/15/2044	100,000	111,010
CenterPoint Energy Resources Corp.,
4.50%, 1/15/2021	212,000	216,853
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/2020	335,000	336,522
National Fuel Gas Co.,
3.75%, 3/1/2023	250,000	253,889

		918,274

Health Care Equipment & Supplies 0.3%
Abbott Laboratories,
3.88%, 9/15/2025	45,000	48,296
3.75%, 11/30/2026	226,000	243,852
5.30%, 5/27/2040	250,000	312,752
Baxter International, Inc.,
2.60%, 8/15/2026	230,000	229,099

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.,
3.13%, 11/8/2021	$250,000	$253,052
3.30%, 3/1/2023	250,000	252,809
4.67%, 6/6/2047	100,000	112,681
Boston Scientific Corp.,
4.70%, 3/1/2049	150,000	174,825
Koninklijke Philips NV,
5.00%, 3/15/2042	100,000	117,829
Medtronic, Inc.,
3.15%, 3/15/2022	135,000	138,375
4.38%, 3/15/2035	175,000	204,135
4.63%, 3/15/2045	150,000	186,299
Stryker Corp.,
3.38%, 11/1/2025	80,000	84,361
3.50%, 3/15/2026	35,000	36,794
4.63%, 3/15/2046	150,000	175,088
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/2021	150,000	152,306
4.25%, 8/15/2035	48,000	46,377

		2,768,930

Health Care Providers & Services 1.0%
Advocate Health & Hospitals Corp.,
4.27%, 8/15/2048	21,000	23,906
Aetna, Inc.,
6.63%, 6/15/2036	100,000	125,892
AmerisourceBergen Corp.,
4.25%, 3/1/2045	100,000	99,085
Anthem, Inc.,
3.50%, 8/15/2024	250,000	258,728
4.65%, 8/15/2044	250,000	272,808
Cardinal Health, Inc.,
3.20%, 6/15/2022	200,000	202,429
3.75%, 9/15/2025	170,000	174,785
Cigna Corp.,
3.40%, 9/17/2021(b)	100,000	101,766
4.38%, 10/15/2028(b)	200,000	216,913
4.90%, 12/15/2048(b)	150,000	164,540
Cigna Holding Co.,
3.25%, 4/15/2025	250,000	254,029
3.05%, 10/15/2027	100,000	99,605
CommonSpirit Health,
4.35%, 11/1/2042	50,000	50,679
CVS Health Corp.,
3.50%, 7/20/2022	500,000	512,630
3.70%, 3/9/2023	250,000	257,938
4.10%, 3/25/2025	250,000	263,080
4.30%, 3/25/2028	500,000	531,300
4.88%, 7/20/2035	100,000	108,899
4.78%, 3/25/2038	250,000	265,147
5.05%, 3/25/2048	350,000	379,354
Duke University Health System, Inc.,
Series 2017, 3.92%, 6/1/2047	138,000	153,416
Express Scripts Holding Co.,
3.90%, 2/15/2022	250,000	257,936
4.50%, 2/25/2026	100,000	108,157
4.80%, 7/15/2046	150,000	161,199
HCA, Inc.,
5.00%, 3/15/2024	200,000	216,956
4.50%, 2/15/2027	500,000	531,154
5.13%, 6/15/2039	30,000	31,506
5.25%, 6/15/2049	100,000	104,516
Humana, Inc.,
3.15%, 12/1/2022	250,000	254,275
2.90%, 12/15/2022	250,000	252,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings,
3.75%, 8/23/2022	$200,000	$206,368
McKesson Corp.,
3.95%, 2/16/2028	200,000	207,575
Northwell Healthcare, Inc.,
4.26%, 11/1/2047	20,000	21,501
Providence St Joseph Health Obligated Group,
Series A, 3.93%, 10/1/2048	15,000	15,800
Quest Diagnostics, Inc.,
4.20%, 6/30/2029	50,000	54,115
Stanford Health Care,
Series 2018, 3.80%, 11/15/2048	12,000	13,035
Sutter Health,
Series 2018, 4.09%, 8/15/2048	36,000	39,048
UnitedHealth Group, Inc.,
2.88%, 12/15/2021	500,000	506,699
3.70%, 12/15/2025	250,000	266,254
3.45%, 1/15/2027	250,000	263,420
3.38%, 4/15/2027	250,000	262,387
4.63%, 7/15/2035	25,000	29,309
5.80%, 3/15/2036	200,000	259,857
4.45%, 12/15/2048	250,000	284,083

		8,864,597

Hotels, Restaurants & Leisure 0.2%
Hyatt Hotels Corp.,
5.38%, 8/15/2021	100,000	104,606
Marriott International, Inc.,
Series N, 3.13%, 10/15/2021	250,000	252,530
McDonald’s Corp.,
3.70%, 1/30/2026	250,000	266,676
4.88%, 7/15/2040	50,000	57,220
4.88%, 12/9/2045	250,000	288,848
Sands China Ltd.,
5.40%, 8/8/2028	200,000	223,857
Starbucks Corp.,
3.80%, 8/15/2025	100,000	106,270
4.00%, 11/15/2028	250,000	273,488

		1,573,495

Household Durables 0.0%†
Newell Brands, Inc.,
4.20%, 4/1/2026	280,000	280,218
Whirlpool Corp.,
3.70%, 5/1/2025	100,000	103,191

		383,409

Household Products 0.1%
Colgate-Palmolive Co.,
2.45%, 11/15/2021	100,000	100,916
Kimberly-Clark Corp.,
3.20%, 7/30/2046	210,000	204,260
Procter & Gamble Co. (The),
3.50%, 10/25/2047	100,000	106,953

		412,129

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC,
5.75%, 10/1/2041	150,000	172,000
5.60%, 6/15/2042	200,000	229,914
Oglethorpe Power Corp.,
5.05%, 10/1/2048	150,000	179,849

Corporate Bonds (continued)
	Principal Amount	Value

Independent Power and Renewable Electricity Producers (continued)
Southern Power Co.,
4.15%, 12/1/2025	$250,000	$266,296

		848,059

Industrial Conglomerates 0.3%
3M Co.,
3.00%, 8/7/2025	250,000	259,101
3.38%, 3/1/2029	250,000	264,453
5.70%, 3/15/2037	50,000	64,302
General Electric Co.,
5.30%, 2/11/2021	72,000	74,649
3.15%, 9/7/2022	200,000	202,665
2.70%, 10/9/2022	250,000	249,501
3.38%, 3/11/2024	150,000	153,828
6.75%, 3/15/2032	106,000	132,810
6.15%, 8/7/2037	144,000	172,532
6.88%, 1/10/2039	100,000	129,790
4.50%, 3/11/2044	100,000	101,873
Honeywell International, Inc.,
1.85%, 11/1/2021	500,000	496,057
Ingersoll-Rand Global Holding Co. Ltd.,
5.75%, 6/15/2043	50,000	62,509
Ingersoll-Rand Luxembourg Finance SA,
3.55%, 11/1/2024	250,000	259,645

		2,623,715

Insurance 1.0%
Aflac, Inc.,
3.63%, 11/15/2024	250,000	263,522
Alleghany Corp.,
4.95%, 6/27/2022	250,000	265,701
Allstate Corp. (The), (ICE LIBOR USD 3 Month + 2.12%),
6.50%, 5/15/2057(c)	145,000	168,297
American International Group, Inc.,
3.30%, 3/1/2021	445,000	450,881
3.90%, 4/1/2026	140,000	147,699
4.25%, 3/15/2029	250,000	269,614
4.80%, 7/10/2045	100,000	111,884
4.75%, 4/1/2048	150,000	168,194
Aon Corp.,
5.00%, 9/30/2020	400,000	411,704
Aon plc,
3.88%, 12/15/2025	100,000	106,571
Arch Capital Finance LLC,
4.01%, 12/15/2026	250,000	268,694
Berkshire Hathaway Finance Corp.,
4.40%, 5/15/2042	150,000	171,995
4.25%, 1/15/2049	250,000	283,222
Brighthouse Financial, Inc.,
3.70%, 6/22/2027	250,000	242,140
Chubb INA Holdings, Inc.,
2.70%, 3/13/2023	250,000	253,828
3.35%, 5/3/2026	45,000	47,315
4.35%, 11/3/2045	250,000	295,706
CNA Financial Corp.,
5.75%, 8/15/2021	250,000	265,710
Hartford Financial Services Group, Inc. (The),
6.10%, 10/1/2041	100,000	130,823
Lincoln National Corp.,
4.85%, 6/24/2021	50,000	52,151
6.15%, 4/7/2036	160,000	196,502
Loews Corp.,
4.13%, 5/15/2043	100,000	105,774

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Insurance (continued)
Manulife Financial Corp.,
4.15%, 3/4/2026	$100,000	$108,292
Markel Corp.,
5.00%, 5/20/2049	100,000	111,772
Marsh & McLennan Cos., Inc.,
4.80%, 7/15/2021	300,000	311,222
4.90%, 3/15/2049	250,000	302,569
MetLife, Inc.,
3.05%, 12/15/2022(d)	250,000	255,580
5.70%, 6/15/2035	86,000	111,699
6.40%, 12/15/2036	200,000	231,908
4.60%, 5/13/2046	85,000	99,855
Nationwide Financial Services, Inc.,
6.75%, 5/15/2037(e)	75,000	84,000
Principal Financial Group, Inc.,
3.30%, 9/15/2022	250,000	254,092
Progressive Corp. (The),
3.75%, 8/23/2021	150,000	154,610
6.25%, 12/1/2032	113,000	151,013
Prudential Financial, Inc.,
6.63%, 6/21/2040	100,000	140,077
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(c)	150,000	160,486
3.91%, 12/7/2047	130,000	137,354
Reinsurance Group of America, Inc.,
5.00%, 6/1/2021	100,000	104,449
Travelers Cos., Inc. (The),
4.00%, 5/30/2047	150,000	165,865
Travelers Property Casualty Corp.,
6.38%, 3/15/2033	133,000	183,076
Unum Group,
4.00%, 6/15/2029	250,000	256,536
Willis Towers Watson plc,
5.75%, 3/15/2021	100,000	104,895
XLIT Ltd.,
4.45%, 3/31/2025	150,000	161,481

		8,268,758

Interactive Media & Services 0.0%†
Alphabet, Inc.,
3.63%, 5/19/2021	100,000	102,728
Baidu, Inc.,
4.38%, 5/14/2024	200,000	212,150

		314,878

Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd.,
3.13%, 11/28/2021	200,000	202,662
4.20%, 12/6/2047	250,000	267,574
Amazon.com, Inc.,
3.30%, 12/5/2021	250,000	256,765
2.80%, 8/22/2024	150,000	153,647
3.15%, 8/22/2027	250,000	262,023
4.80%, 12/5/2034	100,000	122,732
3.88%, 8/22/2037	100,000	110,741
4.05%, 8/22/2047	200,000	227,329
eBay, Inc.,
3.25%, 10/15/2020	100,000	100,762
3.80%, 3/9/2022	140,000	144,448
Expedia Group, Inc.,
5.95%, 8/15/2020	150,000	155,212
QVC, Inc.,
4.38%, 3/15/2023	100,000	102,628

		2,106,523

Corporate Bonds (continued)
	Principal Amount	Value

IT Services 0.3%
Broadridge Financial Solutions, Inc.,
3.40%, 6/27/2026	$80,000	$83,208
DXC Technology Co.,
4.45%, 9/18/2022	100,000	104,759
Fidelity National Information Services, Inc.,
5.00%, 10/15/2025	250,000	281,539
Fiserv, Inc.,
4.75%, 6/15/2021	200,000	208,012
4.40%, 7/1/2049	200,000	213,192
International Business Machines Corp.,
2.90%, 11/1/2021	150,000	151,777
3.45%, 2/19/2026	250,000	262,716
5.88%, 11/29/2032	250,000	328,197
4.25%, 5/15/2049	300,000	325,104
Mastercard, Inc.,
3.95%, 2/26/2048	150,000	167,774
Visa, Inc.,
3.15%, 12/14/2025	195,000	203,495
4.15%, 12/14/2035	150,000	174,535
4.30%, 12/14/2045	200,000	237,640
Western Union Co. (The),
6.20%, 11/17/2036	100,000	109,753

		2,851,701

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/2020	100,000	102,708
PerkinElmer, Inc.,
5.00%, 11/15/2021	100,000	104,642
Thermo Fisher Scientific, Inc.,
3.60%, 8/15/2021	250,000	255,109
3.20%, 8/15/2027	250,000	256,495

		718,954

Machinery 0.2%
Caterpillar, Inc.,
2.60%, 6/26/2022	250,000	252,891
6.05%, 8/15/2036	123,000	162,204
3.80%, 8/15/2042	97,000	104,071
Deere & Co.,
3.90%, 6/9/2042	100,000	110,960
Dover Corp.,
5.38%, 3/1/2041	50,000	59,428
IDEX Corp.,
4.20%, 12/15/2021	200,000	205,765
Illinois Tool Works, Inc.,
4.88%, 9/15/2041	200,000	245,553
Parker-Hannifin Corp.,
4.20%, 11/21/2034	250,000	277,044
Stanley Black & Decker, Inc.,
2.90%, 11/1/2022	150,000	152,442

		1,570,358

Media 0.8%
CBS Corp.,
2.50%, 2/15/2023	250,000	248,712
3.70%, 8/15/2024	250,000	259,403
5.50%, 5/15/2033	82,000	95,871
Charter Communications Operating LLC,
3.75%, 2/15/2028	500,000	503,054
5.05%, 3/30/2029	250,000	274,285
6.83%, 10/23/2055	250,000	303,824
Comcast Corp.,
3.45%, 10/1/2021	250,000	256,267
3.00%, 2/1/2024	250,000	256,591

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Media (continued)
Comcast Corp., (continued)
3.15%, 3/1/2026	$250,000	$259,061
4.25%, 1/15/2033	100,000	112,159
7.05%, 3/15/2033	105,000	147,891
4.20%, 8/15/2034	150,000	167,010
6.50%, 11/15/2035	70,000	95,358
4.60%, 10/15/2038	250,000	289,676
4.00%, 8/15/2047	250,000	263,911
3.97%, 11/1/2047	296,000	309,072
4.70%, 10/15/2048	500,000	587,035
Discovery Communications LLC,
3.45%, 3/15/2025	135,000	136,925
4.90%, 3/11/2026	50,000	54,832
3.95%, 3/20/2028	100,000	103,229
5.00%, 9/20/2037	100,000	105,978
Fox Corp.,
5.48%, 1/25/2039(b)	150,000	177,733
Grupo Televisa SAB,
5.00%, 5/13/2045	250,000	252,820
Omnicom Group, Inc.,
3.63%, 5/1/2022	50,000	51,441
3.60%, 4/15/2026	250,000	258,274
Time Warner Cable LLC,
6.75%, 6/15/2039	150,000	179,923
5.50%, 9/1/2041	100,000	106,073
4.50%, 9/15/2042	250,000	236,969
WPP Finance 2010,
4.75%, 11/21/2021	100,000	104,522
3.75%, 9/19/2024	250,000	258,682

		6,456,581

Metals & Mining 0.2%
ArcelorMittal,
6.75%, 3/1/2041(d)	150,000	175,606
Barrick Gold Corp.,
5.25%, 4/1/2042	200,000	232,520
BHP Billiton Finance USA Ltd.,
6.42%, 3/1/2026	55,000	66,804
5.00%, 9/30/2043	150,000	188,180
Newmont Goldcorp Corp.,
5.88%, 4/1/2035	164,000	200,183
Nucor Corp.,
4.00%, 8/1/2023	250,000	263,392
Rio Tinto Alcan, Inc.,
5.75%, 6/1/2035	144,000	181,509
Rio Tinto Finance USA plc,
4.13%, 8/21/2042	50,000	55,689
Southern Copper Corp.,
6.75%, 4/16/2040	100,000	128,051
5.88%, 4/23/2045	50,000	59,849
Teck Resources Ltd.,
5.20%, 3/1/2042	150,000	151,793
Vale Overseas Ltd.,
6.88%, 11/21/2036	150,000	181,479

		1,885,055

Multiline Retail 0.1%
Dollar Tree, Inc.,
3.70%, 5/15/2023	200,000	206,226
Kohl’s Corp.,
3.25%, 2/1/2023	150,000	151,048
Nordstrom, Inc.,
4.00%, 10/15/2021	250,000	255,688
Target Corp.,
2.50%, 4/15/2026	250,000	252,478

Corporate Bonds (continued)
	Principal Amount	Value

Multiline Retail (continued)
Target Corp., (continued)
3.90%, 11/15/2047	$100,000	$108,005

		973,445

Multi-Utilities 0.5%
Ameren Corp.,
3.65%, 2/15/2026	250,000	259,523
Ameren Illinois Co.,
2.70%, 9/1/2022	350,000	353,636
Berkshire Hathaway Energy Co.,
3.50%, 2/1/2025	250,000	261,984
4.45%, 1/15/2049	250,000	287,213
CenterPoint Energy, Inc.,
2.50%, 9/1/2022	100,000	99,962
CMS Energy Corp.,
3.00%, 5/15/2026	250,000	252,174
Consolidated Edison Co. of New York, Inc.,
5.70%, 6/15/2040	150,000	197,864
3.95%, 3/1/2043	250,000	264,378
Consumers Energy Co.,
3.75%, 2/15/2050	150,000	160,676
Dominion Energy, Inc.,
4.25%, 6/1/2028	500,000	545,874
Series B, 5.95%, 6/15/2035	174,000	215,938
Series C, 4.90%, 8/1/2041	100,000	115,870
NiSource, Inc.,
5.95%, 6/15/2041	150,000	188,719
Puget Energy, Inc.,
3.65%, 5/15/2025	250,000	256,071
Sempra Energy,
4.05%, 12/1/2023	200,000	209,904
6.00%, 10/15/2039	100,000	124,022
4.00%, 2/1/2048	150,000	151,809
Southern Co. Gas Capital Corp.,
4.40%, 6/1/2043	100,000	106,042
WEC Energy Group, Inc.,
3.55%, 6/15/2025	100,000	105,009

		4,156,668

Oil, Gas & Consumable Fuels 2.3%
Anadarko Petroleum Corp.,
5.55%, 3/15/2026	250,000	280,723
6.45%, 9/15/2036	269,000	327,857
Apache Corp.,
3.63%, 2/1/2021	57,000	57,626
4.75%, 4/15/2043	250,000	232,091
BP Capital Markets America, Inc.,
4.50%, 10/1/2020	100,000	102,582
3.41%, 2/11/2026	250,000	261,618
BP Capital Markets plc,
3.56%, 11/1/2021	250,000	256,565
3.06%, 3/17/2022	210,000	214,285
3.51%, 3/17/2025	250,000	262,541
Buckeye Partners LP,
4.15%, 7/1/2023	250,000	245,613
Canadian Natural Resources Ltd.,
6.25%, 3/15/2038	210,000	262,241
Cenovus Energy, Inc.,
5.40%, 6/15/2047	175,000	190,337
Chevron Corp.,
2.36%, 12/5/2022	250,000	251,664
2.95%, 5/16/2026	250,000	257,855
Concho Resources, Inc.,
4.30%, 8/15/2028	250,000	267,616

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips,
5.90%, 10/15/2032	$123,000	$159,765
6.50%, 2/1/2039	200,000	283,159
Devon Energy Corp.,
5.00%, 6/15/2045	200,000	228,432
Ecopetrol SA,
5.88%, 5/28/2045	125,000	140,394
El Paso Natural Gas Co. LLC,
8.38%, 6/15/2032(d)	50,000	69,468
Enable Midstream Partners LP,
5.00%, 5/15/2044(d)	50,000	47,582
Enbridge Energy Partners LP,
5.88%, 10/15/2025	250,000	289,316
Enbridge, Inc.,
5.50%, 12/1/2046	150,000	186,158
Encana Corp.,
6.50%, 2/1/2038	150,000	182,649
Energy Transfer Operating LP,
4.65%, 6/1/2021	100,000	103,474
5.20%, 2/1/2022	250,000	264,556
5.25%, 4/15/2029	250,000	279,372
6.05%, 6/1/2041	100,000	112,241
6.50%, 2/1/2042	250,000	296,018
Enterprise Products Operating LLC,
3.13%, 7/31/2029	100,000	100,571
6.13%, 10/15/2039	215,000	272,688
4.85%, 8/15/2042	150,000	166,686
4.95%, 10/15/2054	250,000	278,231
EOG Resources, Inc.,
4.10%, 2/1/2021	200,000	205,609
EQM Midstream Partners LP,
6.50%, 7/15/2048	100,000	98,085
Equinor ASA,
2.75%, 11/10/2021	500,000	505,251
2.45%, 1/17/2023	250,000	251,571
3.95%, 5/15/2043	150,000	163,140
Exxon Mobil Corp.,
3.18%, 3/15/2024	200,000	208,395
2.71%, 3/6/2025	250,000	255,290
3.04%, 3/1/2026	75,000	77,905
4.11%, 3/1/2046	100,000	114,593
Hess Corp.,
4.30%, 4/1/2027	250,000	256,909
7.30%, 8/15/2031	127,000	155,148
Husky Energy, Inc.,
3.95%, 4/15/2022	200,000	206,201
Kinder Morgan Energy Partners LP,
5.80%, 3/15/2035	144,000	167,036
6.38%, 3/1/2041	100,000	123,207
Kinder Morgan, Inc.,
4.30%, 6/1/2025	85,000	91,014
5.30%, 12/1/2034	200,000	228,203
5.05%, 2/15/2046	250,000	272,231
Magellan Midstream Partners LP,
4.25%, 9/15/2046	100,000	103,590
Marathon Oil Corp.,
6.80%, 3/15/2032	82,000	102,533
Marathon Petroleum Corp.,
5.13%, 3/1/2021	300,000	311,767
6.50%, 3/1/2041	100,000	125,729
MPLX LP,
4.50%, 7/15/2023	150,000	159,016
4.13%, 3/1/2027	250,000	260,421
4.00%, 3/15/2028	250,000	258,929
4.70%, 4/15/2048	150,000	151,612

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Nexen, Inc.,
5.88%, 3/10/2035	$92,000	$114,142
6.40%, 5/15/2037	100,000	132,524
Noble Energy, Inc.,
3.90%, 11/15/2024	250,000	260,372
6.00%, 3/1/2041	150,000	173,734
Occidental Petroleum Corp.,
3.13%, 2/15/2022	200,000	202,493
3.40%, 4/15/2026	140,000	142,360
3.00%, 2/15/2027	50,000	49,819
4.20%, 3/15/2048	150,000	148,550
ONEOK, Inc.,
4.95%, 7/13/2047	250,000	264,799
Petroleos Mexicanos,
6.38%, 2/4/2021	500,000	517,250
4.50%, 1/23/2026	250,000	229,375
6.50%, 3/13/2027	250,000	247,925
6.63%, 6/15/2035	201,000	187,583
5.50%, 6/27/2044	80,000	65,200
6.38%, 1/23/2045	250,000	218,562
5.63%, 1/23/2046	100,000	81,650
6.75%, 9/21/2047	359,000	325,398
Phillips 66,
5.88%, 5/1/2042	150,000	188,508
Phillips 66 Partners LP,
3.75%, 3/1/2028	250,000	256,595
Pioneer Natural Resources Co.,
3.95%, 7/15/2022	50,000	51,924
Plains All American Pipeline LP,
4.70%, 6/15/2044	200,000	194,161
Sabine Pass Liquefaction LLC,
6.25%, 3/15/2022	250,000	270,001
5.00%, 3/15/2027	250,000	272,507
Spectra Energy Partners LP,
3.50%, 3/15/2025	250,000	258,293
Suncor Energy, Inc.,
3.60%, 12/1/2024	120,000	124,985
5.95%, 5/15/2035	189,000	239,800
Sunoco Logistics Partners Operations LP,
5.35%, 5/15/2045	150,000	157,029
Total Capital International SA,
3.70%, 1/15/2024	500,000	528,746
TransCanada PipeLines Ltd.,
3.80%, 10/1/2020	250,000	253,612
4.25%, 5/15/2028	250,000	270,210
4.63%, 3/1/2034	250,000	278,751
5.85%, 3/15/2036	150,000	180,810
Valero Energy Corp.,
3.65%, 3/15/2025	205,000	212,532
7.50%, 4/15/2032	82,000	111,251
6.63%, 6/15/2037	100,000	127,898
Western Midstream Operating LP,
5.30%, 3/1/2048	150,000	132,924
Williams Cos., Inc. (The),
3.90%, 1/15/2025	250,000	260,972
5.40%, 3/4/2044	250,000	276,614
4.85%, 3/1/2048	100,000	106,452

		19,901,670

Paper & Forest Products 0.0%†
Georgia-Pacific LLC,
8.88%, 5/15/2031	100,000	156,429

Pharmaceuticals 0.9%
Allergan Finance LLC,
3.25%, 10/1/2022	200,000	203,055

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Pharmaceuticals (continued)
Allergan Funding SCS,
3.45%, 3/15/2022	$155,000	$157,898
3.85%, 6/15/2024	40,000	41,670
4.55%, 3/15/2035	100,000	103,300
4.75%, 3/15/2045	84,000	86,609
AstraZeneca plc,
3.38%, 11/16/2025	250,000	261,053
6.45%, 9/15/2037	50,000	68,367
4.38%, 8/17/2048	150,000	169,098
Bristol-Myers Squibb Co.,
2.00%, 8/1/2022	350,000	346,693
2.90%, 7/26/2024(b)	250,000	255,649
4.25%, 10/26/2049(b)	350,000	385,440
Eli Lilly & Co.,
2.75%, 6/1/2025	45,000	45,936
3.10%, 5/15/2027	200,000	208,879
3.88%, 3/15/2039	250,000	273,750
GlaxoSmithKline Capital plc,
2.85%, 5/8/2022	250,000	253,536
3.38%, 6/1/2029	250,000	264,533
GlaxoSmithKline Capital, Inc.,
5.38%, 4/15/2034	139,000	177,108
Johnson & Johnson,
2.95%, 9/1/2020	100,000	100,963
2.45%, 12/5/2021	250,000	252,664
2.45%, 3/1/2026	75,000	75,361
4.95%, 5/15/2033	287,000	354,702
3.63%, 3/3/2037	250,000	265,874
Merck & Co., Inc.,
2.75%, 2/10/2025	220,000	224,751
4.15%, 5/18/2043	250,000	281,993
Mylan NV,
3.15%, 6/15/2021	250,000	252,120
3.95%, 6/15/2026	100,000	102,037
Mylan, Inc.,
4.55%, 4/15/2028	150,000	157,942
Novartis Capital Corp.,
3.40%, 5/6/2024	250,000	262,632
3.00%, 11/20/2025	250,000	258,146
Pfizer, Inc.,
3.00%, 12/15/2026	250,000	258,561
7.20%, 3/15/2039	375,000	575,572
4.00%, 3/15/2049	100,000	109,263
Pharmacia LLC,
6.60%, 12/1/2028(d)	123,000	160,300
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/2021	250,000	249,430
3.20%, 9/23/2026	190,000	193,100
Zoetis, Inc.,
3.25%, 2/1/2023	250,000	255,633
4.50%, 11/13/2025	115,000	126,241

		7,819,859

Professional Services 0.0%†
Thomson Reuters Corp.,
3.35%, 5/15/2026	140,000	141,548

Road & Rail 0.3%
Burlington Northern Santa Fe LLC,
7.95%, 8/15/2030	144,000	207,109
5.05%, 3/1/2041	350,000	424,951
4.70%, 9/1/2045	150,000	178,010
Canadian National Railway Co.,
6.90%, 7/15/2028	168,000	221,693
6.20%, 6/1/2036	64,000	88,948

Corporate Bonds (continued)
	Principal Amount	Value

Road & Rail (continued)
Canadian Pacific Railway Co.,
2.90%, 2/1/2025	$100,000	$102,057
4.80%, 8/1/2045	150,000	179,048
CSX Corp.,
5.50%, 4/15/2041	100,000	122,660
3.95%, 5/1/2050	250,000	253,794
Norfolk Southern Corp.,
2.90%, 2/15/2023	92,000	93,713
5.59%, 5/17/2025	59,000	67,111
4.84%, 10/1/2041	15,000	17,410
4.45%, 6/15/2045	50,000	56,015
4.05%, 8/15/2052	132,000	138,864
Union Pacific Corp.,
3.25%, 8/15/2025	250,000	260,262
3.60%, 9/15/2037	250,000	255,107
4.05%, 3/1/2046	105,000	109,207
4.50%, 9/10/2048	150,000	169,642

		2,945,601

Semiconductors & Semiconductor Equipment 0.5%
Applied Materials, Inc.,
4.30%, 6/15/2021	300,000	311,540
4.35%, 4/1/2047	100,000	114,505
Broadcom Corp.,
3.63%, 1/15/2024	750,000	757,823
Broadcom, Inc.,
3.63%, 10/15/2024(b)	200,000	200,478
Intel Corp.,
1.70%, 5/19/2021	500,000	495,737
2.70%, 12/15/2022	250,000	253,900
3.70%, 7/29/2025	150,000	160,323
4.10%, 5/11/2047	100,000	111,205
3.73%, 12/8/2047	207,000	219,183
KLA Corp.,
4.65%, 11/1/2024	215,000	234,378
Lam Research Corp.,
3.80%, 3/15/2025	145,000	153,286
NXP BV,
4.30%, 6/18/2029(b)	150,000	155,129
QUALCOMM, Inc.,
2.60%, 1/30/2023	70,000	70,264
3.25%, 5/20/2027	250,000	255,886
4.65%, 5/20/2035	250,000	283,726
Texas Instruments, Inc.,
4.15%, 5/15/2048	100,000	115,564

		3,892,927

Software 0.6%
Adobe, Inc.,
3.25%, 2/1/2025	70,000	72,673
CA, Inc.,
4.50%, 8/15/2023	240,000	248,510
Microsoft Corp.,
3.00%, 10/1/2020	350,000	353,575
2.00%, 8/8/2023	250,000	249,383
2.88%, 2/6/2024	185,000	190,658
2.40%, 8/8/2026	215,000	215,691
3.30%, 2/6/2027	250,000	264,898
3.50%, 2/12/2035	65,000	69,647
3.45%, 8/8/2036	250,000	264,937
4.45%, 11/3/2045	75,000	90,628
3.70%, 8/8/2046	500,000	541,970
4.25%, 2/6/2047	250,000	294,903
4.50%, 2/6/2057	150,000	182,888
Oracle Corp.,
1.90%, 9/15/2021	500,000	496,237

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Software (continued)
Oracle Corp., (continued)
2.40%, 9/15/2023	$100,000	$100,383
2.65%, 7/15/2026	145,000	145,567
3.25%, 5/15/2030	300,000	311,799
4.30%, 7/8/2034	350,000	397,786
4.13%, 5/15/2045	150,000	163,044
4.00%, 7/15/2046	100,000	106,685
4.00%, 11/15/2047	250,000	268,177

		5,030,039

Specialty Retail 0.2%
AutoZone, Inc.,
4.00%, 11/15/2020	200,000	203,272
3.25%, 4/15/2025	165,000	168,845
Home Depot, Inc. (The),
2.63%, 6/1/2022	250,000	253,494
3.35%, 9/15/2025	45,000	47,301
5.88%, 12/16/2036	230,000	310,370
5.95%, 4/1/2041	100,000	136,734
4.40%, 3/15/2045	200,000	231,354
Lowe’s Cos., Inc.,
6.50%, 3/15/2029	164,000	208,108
4.25%, 9/15/2044	250,000	257,010

		1,816,488

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.,
2.30%, 5/11/2022	750,000	753,979
3.45%, 5/6/2024	300,000	316,036
2.50%, 2/9/2025	170,000	171,411
3.25%, 2/23/2026	95,000	99,342
2.45%, 8/4/2026	190,000	189,921
3.00%, 11/13/2027	350,000	361,907
3.85%, 5/4/2043	250,000	267,102
4.38%, 5/13/2045	145,000	166,527
4.65%, 2/23/2046	230,000	275,194
Dell International LLC,
4.42%, 6/15/2021(b)	500,000	514,105
6.02%, 6/15/2026(b)	240,000	265,354
8.35%, 7/15/2046(b)	150,000	191,251
Hewlett Packard Enterprise Co.,
4.90%, 10/15/2025(d)	500,000	548,830
HP, Inc.,
6.00%, 9/15/2041	100,000	111,146
NetApp, Inc.,
3.38%, 6/15/2021	150,000	151,611
Seagate HDD Cayman,
4.75%, 1/1/2025	200,000	202,846

		4,586,562

Textiles, Apparel & Luxury Goods 0.0%†
NIKE, Inc.,
3.38%, 11/1/2046	100,000	100,136
VF Corp.,
3.50%, 9/1/2021	200,000	204,177

		304,313

Thrifts & Mortgage Finance 0.0%†
BPCE SA,
4.00%, 4/15/2024	250,000	266,411

Tobacco 0.3%
Altria Group, Inc.,
2.85%, 8/9/2022	250,000	251,912
4.25%, 8/9/2042	100,000	97,329

Corporate Bonds (continued)
	Principal Amount	Value

Tobacco (continued)
Altria Group, Inc., (continued)
5.38%, 1/31/2044	$100,000	$109,710
5.95%, 2/14/2049	250,000	290,895
BAT Capital Corp.,
2.76%, 8/15/2022	150,000	149,981
3.22%, 8/15/2024	150,000	151,219
4.39%, 8/15/2037	100,000	96,377
4.54%, 8/15/2047	250,000	236,713
Philip Morris International, Inc.,
3.60%, 11/15/2023	250,000	260,663
3.25%, 11/10/2024	350,000	361,586
4.88%, 11/15/2043	150,000	172,606
4.25%, 11/10/2044	100,000	106,012
Reynolds American, Inc.,
4.45%, 6/12/2025	250,000	264,976
5.70%, 8/15/2035	75,000	84,212

		2,634,191

Trading Companies & Distributors 0.1%
Air Lease Corp.,
3.63%, 12/1/2027	250,000	252,937
Aircastle Ltd.,
5.00%, 4/1/2023	50,000	52,777
4.13%, 5/1/2024	100,000	102,694

		408,408

Water Utilities 0.0%†
American Water Capital Corp.,
4.30%, 9/1/2045	150,000	165,938

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
3.13%, 7/16/2022	250,000	254,058
6.38%, 3/1/2035	123,000	161,674
Rogers Communications, Inc.,
5.00%, 3/15/2044	250,000	290,455
Vodafone Group plc,
7.88%, 2/15/2030	144,000	195,409
6.15%, 2/27/2037	75,000	91,952
5.25%, 5/30/2048	250,000	281,153

		1,274,701

Total Corporate Bonds (cost $206,161,566)		218,415,627

Foreign Government Securities 1.8%
	Principal Amount	Value

CANADA 0.4%
Canada Government Bond,
2.00%, 11/15/2022	250,000	250,848
Export Development Canada,
2.50%, 1/24/2023	500,000	509,427
Province of Alberta Canada,
3.30%, 3/15/2028	100,000	107,192
Province of British Columbia Canada,
2.00%, 10/23/2022	500,000	499,859
Province of New Brunswick Canada,
3.63%, 2/24/2028	100,000	108,738
Province of Ontario,
2.20%, 10/3/2022	500,000	502,146
3.05%, 1/29/2024	500,000	520,650

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value

CANADA (continued)
Province of Quebec,
2.50%, 4/20/2026	$200,000	$203,813
7.50%, 9/15/2029	200,000	289,863

		2,992,536

CHILE 0.1%
Republic of Chile,
3.24%, 2/6/2028	500,000	522,505

COLOMBIA 0.1%
Republic of Colombia,
4.00%, 2/26/2024	250,000	262,252
7.38%, 9/18/2037	100,000	137,626
5.00%, 6/15/2045	350,000	389,025

		788,903

HUNGARY 0.1%
Hungary Government Bond,
5.38%, 3/25/2024	500,000	559,800

INDONESIA 0.0%†
Republic of Indonesia,
4.35%, 1/11/2048	250,000	262,843

ISRAEL 0.1%
Israel Government Bond,
3.15%, 6/30/2023	250,000	258,770
2.88%, 3/16/2026	250,000	258,203

		516,973

ITALY 0.0%†
Republic of Italy,
5.38%, 6/15/2033	184,000	204,928

JAPAN 0.2%
Japan Bank for International Cooperation,
3.38%, 10/31/2023	1,000,000	1,049,717
2.88%, 6/1/2027	500,000	520,622

		1,570,339

MEXICO 0.2%
United Mexican States,
3.63%, 3/15/2022	500,000	514,005
4.13%, 1/21/2026	250,000	261,813
3.75%, 1/11/2028	250,000	252,875
6.75%, 9/27/2034	200,000	256,400
5.55%, 1/21/2045	200,000	231,100
4.60%, 1/23/2046	250,000	251,877
5.75%, 10/12/2110	200,000	217,400

		1,985,470

PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028	200,000	213,752
6.70%, 1/26/2036	250,000	343,128

		556,880

PERU 0.0%†
Republic of Peru,
5.63%, 11/18/2050	200,000	277,002

Foreign Government Securities (continued)
	Principal Amount	Value

PHILIPPINES 0.1%
Republic of Philippines,
7.75%, 1/14/2031	$250,000	$369,453
6.38%, 10/23/2034	250,000	350,309
3.95%, 1/20/2040	250,000	280,872

		1,000,634

POLAND 0.1%
Republic of Poland,
5.13%, 4/21/2021	125,000	131,036
3.00%, 3/17/2023	500,000	512,850
4.00%, 1/22/2024	250,000	268,398

		912,284

SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.00%, 1/29/2021	350,000	358,246
2.88%, 1/21/2025	350,000	356,840
Republic of Korea,
5.63%, 11/3/2025	200,000	237,337
2.50%, 6/19/2029	200,000	199,741

		1,152,164

SWEDEN 0.1%
Svensk Exportkredit AB,
3.13%, 11/8/2021	500,000	512,288
2.88%, 3/14/2023	200,000	206,387

		718,675

URUGUAY 0.1%
Oriental Republic of Uruguay,
4.50%, 8/14/2024	350,000	375,816
4.38%, 10/27/2027	250,000	272,190
5.10%, 6/18/2050	300,000	344,250

		992,256

Total Foreign Government Securities (cost $14,324,325)		15,014,192

Mortgage-Backed Securities 27.2%
	Principal Amount	Value

FHLMC Gold Pool
Pool# B16087
6.00%, 8/1/2019	228	228
Pool# G18022
5.50%, 11/1/2019	222	222
Pool# B14288
5.50%, 12/1/2019	509	509
Pool# J00935
5.00%, 12/1/2020	2,147	2,205
Pool# J00854
5.00%, 1/1/2021	2,642	2,714
Pool# J00855
5.50%, 1/1/2021	2,561	2,584
Pool# J01279
5.50%, 2/1/2021	766	774
Pool# J01570
5.50%, 4/1/2021	1,431	1,448
Pool# J06015
5.00%, 5/1/2021	4,256	4,372
Pool# J01771
5.00%, 5/1/2021	2,624	2,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# J05950
5.50%, 5/1/2021	$10,970	$11,090
Pool# G18122
5.00%, 6/1/2021	2,332	2,396
Pool# J01980
6.00%, 6/1/2021	3,246	3,255
Pool# J03074
5.00%, 7/1/2021	1,420	1,458
Pool# J03028
5.50%, 7/1/2021	607	608
Pool# C00351
8.00%, 7/1/2024	181	194
Pool# D60780
8.00%, 6/1/2025	959	1,031
Pool# G30267
5.00%, 8/1/2025	100,247	106,498
Pool# J13883
3.50%, 12/1/2025	307,832	317,994
Pool# J18702
3.00%, 3/1/2027	162,117	165,618
Pool# J18127
3.00%, 3/1/2027	157,398	160,799
Pool# J19106
3.00%, 5/1/2027	67,210	68,662
Pool# J20471
3.00%, 9/1/2027	292,753	299,072
Pool# D82854
7.00%, 10/1/2027	705	751
Pool# G14609
3.00%, 11/1/2027	400,926	409,582
Pool# C00566
7.50%, 12/1/2027	634	714
Pool# G15100
2.50%, 7/1/2028	125,039	126,064
Pool# C18271
7.00%, 11/1/2028	1,524	1,658
Pool# C00678
7.00%, 11/1/2028	897	1,017
Pool# C00836
7.00%, 7/1/2029	441	502
Pool# C31285
7.00%, 9/1/2029	996	1,107
Pool# C31282
7.00%, 9/1/2029	47	47
Pool# C32914
8.00%, 11/1/2029	708	722
Pool# G18536
2.50%, 1/1/2030	1,500,363	1,511,271
Pool# C37436
8.00%, 1/1/2030	1,386	1,617
Pool# C36429
7.00%, 2/1/2030	452	461
Pool# C36306
7.00%, 2/1/2030	450	462
Pool# C00921
7.50%, 2/1/2030	792	919
Pool# G01108
7.00%, 4/1/2030	326	371
Pool# C37703
7.50%, 4/1/2030	499	521
Pool# G18552
3.00%, 5/1/2030	674,911	689,480
Pool# J32243
3.00%, 7/1/2030	628,903	642,491
Pool# J32257
3.00%, 7/1/2030	43,240	44,173

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# J32255
3.00%, 7/1/2030	$37,634	$38,447
Pool# C41561
8.00%, 8/1/2030	1,388	1,437
Pool# C01051
8.00%, 9/1/2030	1,525	1,796
Pool# C43550
7.00%, 10/1/2030	2,247	2,376
Pool# C44017
7.50%, 10/1/2030	325	329
Pool# C43967
8.00%, 10/1/2030	3,445	3,451
Pool# C44957
8.00%, 11/1/2030	1,183	1,243
Pool# C01106
7.00%, 12/1/2030	6,340	7,295
Pool# C01103
7.50%, 12/1/2030	691	825
Pool# C46932
7.50%, 1/1/2031	472	485
Pool# C01116
7.50%, 1/1/2031	460	531
Pool# C47287
7.50%, 2/1/2031	1,013	1,053
Pool# G01217
7.00%, 3/1/2031	6,529	7,581
Pool# C48206
7.50%, 3/1/2031	1,249	1,250
Pool# C91366
4.50%, 4/1/2031	102,926	109,974
Pool# G18601
3.00%, 5/1/2031	38,910	39,750
Pool# G18605
3.00%, 6/1/2031	20,794	21,243
Pool# C91377
4.50%, 6/1/2031	53,690	57,377
Pool# C53324
7.00%, 6/1/2031	1,149	1,201
Pool# C01209
8.00%, 6/1/2031	486	546
Pool# C54792
7.00%, 7/1/2031	1,653	1,708
Pool# J35107
2.50%, 8/1/2031	42,965	43,278
Pool# G01309
7.00%, 8/1/2031	1,060	1,214
Pool# G01311
7.00%, 9/1/2031	6,753	7,781
Pool# C01222
7.00%, 9/1/2031	792	917
Pool# G01315
7.00%, 9/1/2031	233	269
Pool# J35522
2.50%, 10/1/2031	216,691	218,270
Pool# C58694
7.00%, 10/1/2031	3,157	3,362
Pool# C58647
7.00%, 10/1/2031	161	162
Pool# C60012
7.00%, 11/1/2031	535	548
Pool# C61298
8.00%, 11/1/2031	1,854	1,895
Pool# J35957
2.50%, 12/1/2031	374,887	377,275
Pool# C61105
7.00%, 12/1/2031	3,937	4,154

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# C01305
7.50%, 12/1/2031	$548	$608
Pool# C63171
7.00%, 1/1/2032	4,341	4,880
Pool# V61548
2.50%, 2/1/2032	398,799	401,463
Pool# G01391
7.00%, 4/1/2032	11,645	13,437
Pool# C01345
7.00%, 4/1/2032	3,923	4,504
Pool# C01370
8.00%, 4/1/2032	1,209	1,350
Pool# G16285
3.50%, 5/1/2032	32,712	34,031
Pool# C66916
7.00%, 5/1/2032	8,301	8,774
Pool# C01381
8.00%, 5/1/2032	10,059	11,667
Pool# C68300
7.00%, 6/1/2032	2,545	2,665
Pool# C68290
7.00%, 6/1/2032	1,696	1,809
Pool# G01449
7.00%, 7/1/2032	7,356	8,498
Pool# C69908
7.00%, 8/1/2032	17,833	19,767
Pool# C91558
3.50%, 9/1/2032	117,795	122,458
Pool# G16407
2.50%, 1/1/2033	149,606	150,745
Pool# G16408
2.50%, 1/1/2033	89,433	90,059
Pool# G01536
7.00%, 3/1/2033	9,817	11,284
Pool# G30646
3.00%, 5/1/2033	180,287	183,696
Pool# G30642
3.00%, 5/1/2033	77,052	78,513
Pool# K90535
3.00%, 5/1/2033	33,510	34,166
Pool# G18696
3.50%, 7/1/2033	38,490	39,869
Pool# A16419
6.50%, 11/1/2033	11,128	12,350
Pool# A16522
6.50%, 12/1/2033	19,784	22,810
Pool# C01806
7.00%, 1/1/2034	8,787	9,159
Pool# A21356
6.50%, 4/1/2034	35,050	39,675
Pool# C01851
6.50%, 4/1/2034	19,457	22,366
Pool# A22067
6.50%, 5/1/2034	23,690	26,980
Pool# A24301
6.50%, 5/1/2034	20,327	22,559
Pool# G18737
3.50%, 6/1/2034	270,351	279,808
Pool# A24988
6.50%, 7/1/2034	8,146	9,040
Pool# G01741
6.50%, 10/1/2034	8,232	9,515
Pool# G08023
6.50%, 11/1/2034	17,235	19,703
Pool# A33137
6.50%, 1/1/2035	2,741	3,042

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G08064
6.50%, 4/1/2035	$8,308	$9,542
Pool# G01947
7.00%, 5/1/2035	8,330	9,646
Pool# G08088
6.50%, 10/1/2035	76,507	88,581
Pool# A39759
5.50%, 11/1/2035	7,601	8,502
Pool# A40376
5.50%, 12/1/2035	5,958	6,554
Pool# A42305
5.50%, 1/1/2036	16,058	17,556
Pool# A41548
7.00%, 1/1/2036	12,118	13,552
Pool# G08111
5.50%, 2/1/2036	22,015	24,647
Pool# A43886
5.50%, 3/1/2036	283,904	318,712
Pool# A43861
5.50%, 3/1/2036	47,730	51,145
Pool# G08116
5.50%, 3/1/2036	23,856	26,698
Pool# A43534
6.50%, 3/1/2036	1,607	1,784
Pool# A48735
5.50%, 5/1/2036	5,181	5,552
Pool# G08136
6.50%, 6/1/2036	10,411	11,906
Pool# A53039
6.50%, 10/1/2036	33,062	36,693
Pool# A53219
6.50%, 10/1/2036	873	969
Pool# G04251
6.50%, 4/1/2038	4,635	5,421
Pool# A79540
6.50%, 7/1/2038	1,127	1,251
Pool# G04569
6.50%, 8/1/2038	6,056	6,881
Pool# C92013
3.50%, 9/1/2038	452,133	467,798
Pool# A84252
6.50%, 1/1/2039	18,975	21,626
Pool# A84287
6.50%, 1/1/2039	10,696	12,362
Pool# G05535
4.50%, 7/1/2039	804,228	868,153
Pool# A91165
5.00%, 2/1/2040	1,344,829	1,469,094
Pool# G60342
4.50%, 5/1/2042	167,192	180,488
Pool# G60195
4.00%, 6/1/2042	402,330	426,821
Pool# G07158
3.50%, 10/1/2042	252,423	263,210
Pool# Q12051
3.50%, 10/1/2042	157,312	164,044
Pool# G07163
3.50%, 10/1/2042	130,265	135,839
Pool# Q11532
3.50%, 10/1/2042	107,090	111,673
Pool# Q12052
3.50%, 10/1/2042	69,424	72,388
Pool# C09020
3.50%, 11/1/2042	576,311	600,963
Pool# G07264
3.50%, 12/1/2042	273,036	284,636

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# Q14292
3.50%, 1/1/2043	$55,484	$57,858
Pool# Q14881
3.50%, 1/1/2043	50,179	52,315
Pool# Q15884
3.00%, 2/1/2043	561,057	572,058
Pool# V80002
2.50%, 4/1/2043	295,953	293,771
Pool# Q16915
3.00%, 4/1/2043	523,106	533,376
Pool# Q17675
3.50%, 4/1/2043	252,943	263,763
Pool# Q18523
3.50%, 5/1/2043	676,332	708,403
Pool# Q18751
3.50%, 6/1/2043	1,070,527	1,116,337
Pool# G07410
3.50%, 7/1/2043	98,322	102,812
Pool# Q20332
3.50%, 7/1/2043	24,830	25,893
Pool# G07459
3.50%, 8/1/2043	508,741	530,476
Pool# G60038
3.50%, 1/1/2044	758,642	791,079
Pool# Q26869
4.00%, 6/1/2044	780,666	824,856
Pool# G07946
4.00%, 7/1/2044	138,760	147,146
Pool# Q28607
3.50%, 9/1/2044	145,063	151,249
Pool# G61231
3.50%, 9/1/2044	23,977	24,998
Pool# G08609
3.50%, 10/1/2044	78,065	81,135
Pool# Q30833
4.00%, 1/1/2045	13,253	13,966
Pool# G60400
4.50%, 1/1/2045	129,258	138,516
Pool# Q34165
4.00%, 6/1/2045	260,590	274,695
Pool# V81873
4.00%, 8/1/2045	34,890	36,749
Pool# G08669
4.00%, 9/1/2045	198,192	208,711
Pool# Q38357
4.00%, 1/1/2046	13,115	13,804
Pool# G61365
4.50%, 1/1/2046	134,518	144,031
Pool# Q39434
3.50%, 3/1/2046	57,132	59,101
Pool# Q39440
4.00%, 3/1/2046	17,413	18,381
Pool# G08704
4.50%, 4/1/2046	25,941	27,599
Pool# Q40097
4.50%, 4/1/2046	1,774	1,882
Pool# G60582
3.50%, 5/1/2046	151,116	156,668
Pool# Q40718
3.50%, 5/1/2046	56,377	58,164
Pool# G08707
4.00%, 5/1/2046	245,641	258,416
Pool# G08708
4.50%, 5/1/2046	19,163	20,373
Pool# Q40728
4.50%, 5/1/2046	1,724	1,813

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# Q41548
3.00%, 7/1/2046	$41,130	$41,766
Pool# Q41903
3.50%, 7/1/2046	272,546	281,484
Pool# Q41491
3.50%, 7/1/2046	39,728	41,025
Pool# Q41935
3.50%, 7/1/2046	18,658	19,374
Pool# G61791
4.00%, 7/1/2046	23,529	24,803
Pool# Q41947
4.50%, 7/1/2046	11,841	12,511
Pool# G08715
3.00%, 8/1/2046	366,735	372,408
Pool# Q42596
3.50%, 8/1/2046	248,354	256,454
Pool# Q42393
3.50%, 8/1/2046	49,010	50,601
Pool# Q42203
3.50%, 8/1/2046	36,763	38,020
Pool# G61323
3.00%, 9/1/2046	332,484	339,000
Pool# G08721
3.00%, 9/1/2046	272,976	277,191
Pool# V82617
3.50%, 9/1/2046	154,968	160,489
Pool# G08722
3.50%, 9/1/2046	44,751	46,281
Pool# G60733
4.50%, 9/1/2046	51,046	55,092
Pool# G60722
3.00%, 10/1/2046	474,727	482,057
Pool# Q44035
3.00%, 10/1/2046	333,493	338,618
Pool# G61815
4.00%, 10/1/2046	23,255	24,472
Pool# G61257
3.00%, 11/1/2046	622,824	632,240
Pool# Q44452
3.00%, 11/1/2046	133,225	135,273
Pool# G08732
3.00%, 11/1/2046	42,670	43,272
Pool# Q44473
3.50%, 11/1/2046	36,061	37,220
Pool# Q44223
3.50%, 11/1/2046	29,152	30,083
Pool# G08734
4.00%, 11/1/2046	341,601	359,025
Pool# V82849
3.00%, 12/1/2046	1,715,730	1,742,096
Pool# G08737
3.00%, 12/1/2046	1,483,405	1,504,328
Pool# G60989
3.00%, 12/1/2046	194,034	197,026
Pool# Q45878
3.00%, 12/1/2046	50,675	51,392
Pool# G08738
3.50%, 12/1/2046	1,223,811	1,263,267
Pool# Q45024
3.50%, 12/1/2046	72,739	75,693
Pool# G61862
3.50%, 12/1/2046	50,089	51,726
Pool# G08741
3.00%, 1/1/2047	348,022	353,352
Pool# G08747
3.00%, 2/1/2047	543,931	551,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G08748
3.50%, 2/1/2047	$72,421	$74,878
Pool# G08749
4.00%, 2/1/2047	603,522	633,356
Pool# G08751
3.50%, 3/1/2047	335,709	346,437
Pool# Q47592
3.50%, 4/1/2047	164,719	169,970
Pool# Q47484
3.50%, 4/1/2047	66,757	69,066
Pool# G60988
3.00%, 5/1/2047	1,034,466	1,050,470
Pool# Q48098
3.50%, 5/1/2047	251,151	260,057
Pool# G61390
3.00%, 6/1/2047	295,381	299,812
Pool# V83270
3.50%, 7/1/2047	124,617	128,564
Pool# G61339
3.00%, 8/1/2047	118,450	120,232
Pool# G08774
3.50%, 8/1/2047	191,196	197,263
Pool# Q49917
3.50%, 8/1/2047	83,195	85,819
Pool# Q53085
3.00%, 9/1/2047	94,125	95,622
Pool# G08779
3.50%, 9/1/2047	305,109	314,765
Pool# G61295
3.50%, 9/1/2047	183,229	190,658
Pool# G61622
3.00%, 10/1/2047	274,911	279,158
Pool# G08785
4.00%, 10/1/2047	20,634	21,530
Pool# Q52075
4.00%, 11/1/2047	374,351	391,349
Pool# V83598
3.50%, 12/1/2047	112,442	116,519
Pool# G67707
3.50%, 1/1/2048	214,751	224,361
Pool# T65458
3.50%, 2/1/2048	536,660	546,571
Pool# G61311
3.50%, 2/1/2048	400,919	413,545
Pool# G08800
3.50%, 2/1/2048	50,526	52,147
Pool# Q54460
4.00%, 2/1/2048	180,729	189,307
Pool# G08801
4.00%, 2/1/2048	134,531	140,172
Pool# G61298
4.00%, 2/1/2048	22,933	24,172
Pool# G61929
3.50%, 3/1/2048	125,197	129,135
Pool# Q54727
3.50%, 3/1/2048	92,028	94,873
Pool# Q55401
5.00%, 4/1/2048	26,597	28,309
Pool# V84237
3.50%, 5/1/2048	401,848	413,537
Pool# G08820
4.50%, 5/1/2048	577,736	608,491
Pool# G08816
3.50%, 6/1/2048	126,678	130,201
Pool# G08817
4.00%, 6/1/2048	46,537	48,405

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G67713
4.00%, 6/1/2048	$45,166	$47,698
Pool# G67712
4.00%, 6/1/2048	22,278	23,774
Pool# G08824
4.00%, 7/1/2048	2,688,942	2,790,918
Pool# G08827
4.50%, 7/1/2048	306,334	321,295
Pool# Q57401
4.50%, 7/1/2048	68,088	72,233
Pool# Q57402
4.50%, 7/1/2048	24,453	25,986
Pool# G08831
4.00%, 8/1/2048	420,314	435,202
Pool# G08836
4.00%, 9/1/2048	1,578,692	1,634,611
Pool# G67716
4.50%, 10/1/2048	177,899	191,852
Pool# G08843
4.50%, 10/1/2048	81,582	85,564
Pool# G08852
4.00%, 12/1/2048	358,928	371,641
Pool# V85044
4.00%, 12/1/2048	120,342	126,353
Pool# V85082
4.50%, 12/1/2048	944,457	994,275
Pool# G61846
4.00%, 1/1/2049	926	962
Pool# V85139
4.50%, 1/1/2049	49,126	51,715
Pool# V85279
3.50%, 4/1/2049	81,158	84,258
Pool# Q63655
3.00%, 5/1/2049	160,479	161,995
Pool# Q63556
3.00%, 6/1/2049	30,724	31,014
Pool# G08882
4.00%, 6/1/2049	458,734	475,828
FHLMC Non Gold Pool
Pool# 1B8478
4.66%, 7/1/2041(a)	72,854	76,062
Pool# 2B0108
4.85%, 1/1/2042(a)	3,534	3,683
FNMA Pool
Pool# AC9890
4.59%, 4/1/2040(a)	385,207	402,762
Pool# AJ1249
4.57%, 9/1/2041(a)	88,065	91,852
Pool# AL1437
4.82%, 1/1/2042(a)	35,447	37,326
Pool# AK0714
4.92%, 2/1/2042(a)	8,474	8,814
Pool# AP1961
4.44%, 8/1/2042(a)	82,119	85,296
Pool# BF0203
3.00%, 2/1/2047	406,240	404,874
Pool# BF0206
4.00%, 2/1/2047	92,781	96,770
Pool# BF0200
3.50%, 11/1/2051	429,275	445,610
GNMA I Pool
Pool# 279461
9.00%, 11/15/2019	3	3
Pool# 376510
7.00%, 5/15/2024	458	480
Pool# 457801
7.00%, 8/15/2028	1,700	1,822

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# 486936
6.50%, 2/15/2029	$896	$1,014
Pool# 502969
6.00%, 3/15/2029	2,446	2,684
Pool# 487053
7.00%, 3/15/2029	1,249	1,356
Pool# 781014
6.00%, 4/15/2029	2,016	2,269
Pool# 509099
7.00%, 6/15/2029	2,251	2,294
Pool# 470643
7.00%, 7/15/2029	8,788	9,183
Pool# 434505
7.50%, 8/15/2029	39	39
Pool# 416538
7.00%, 10/15/2029	94	94
Pool# 524269
8.00%, 11/15/2029	3,912	3,920
Pool# 781124
7.00%, 12/15/2029	6,066	6,990
Pool# 507396
7.50%, 9/15/2030	29,372	30,339
Pool# 531352
7.50%, 9/15/2030	1,823	1,866
Pool# 536334
7.50%, 10/15/2030	127	130
Pool# 540659
7.00%, 1/15/2031	584	589
Pool# 486019
7.50%, 1/15/2031	657	677
Pool# 535388
7.50%, 1/15/2031	400	407
Pool# 537406
7.50%, 2/15/2031	247	247
Pool# 528589
6.50%, 3/15/2031	14,219	15,653
Pool# 508473
7.50%, 4/15/2031	2,819	2,981
Pool# 544470
8.00%, 4/15/2031	1,776	1,780
Pool# 781287
7.00%, 5/15/2031	2,974	3,419
Pool# 781319
7.00%, 7/15/2031	891	1,045
Pool# 485879
7.00%, 8/15/2031	5,239	5,799
Pool# 572554
6.50%, 9/15/2031	31,532	34,711
Pool# 781328
7.00%, 9/15/2031	2,895	3,372
Pool# 550991
6.50%, 10/15/2031	541	595
Pool# 571267
7.00%, 10/15/2031	766	858
Pool# 574837
7.50%, 11/15/2031	1,406	1,428
Pool# 555171
6.50%, 12/15/2031	915	1,007
Pool# 781380
7.50%, 12/15/2031	886	1,050
Pool# 781481
7.50%, 1/15/2032	4,311	5,086
Pool# 580972
6.50%, 2/15/2032	133	146
Pool# 781401
7.50%, 2/15/2032	2,715	3,238

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# 781916
6.50%, 3/15/2032	$42,722	$48,002
Pool# 552474
7.00%, 3/15/2032	3,428	3,875
Pool# 781478
7.50%, 3/15/2032	1,660	1,970
Pool# 781429
8.00%, 3/15/2032	2,914	3,508
Pool# 781431
7.00%, 4/15/2032	10,689	12,590
Pool# 552616
7.00%, 6/15/2032	28,198	31,623
Pool# 570022
7.00%, 7/15/2032	10,496	12,066
Pool# 595077
6.00%, 10/15/2032	5,745	6,568
Pool# 596657
7.00%, 10/15/2032	2,829	2,885
Pool# 552903
6.50%, 11/15/2032	81,332	89,594
Pool# 552952
6.00%, 12/15/2032	3,907	4,338
Pool# 602102
6.00%, 2/15/2033	10,809	11,862
Pool# 588192
6.00%, 2/15/2033	3,804	4,225
Pool# 553144
5.50%, 4/15/2033	17,131	18,994
Pool# 604243
6.00%, 4/15/2033	7,707	8,774
Pool# 611526
6.00%, 5/15/2033	6,077	6,665
Pool# 553320
6.00%, 6/15/2033	18,801	20,933
Pool# 573916
6.00%, 11/15/2033	24,415	26,781
Pool# 604788
6.50%, 11/15/2033	55,373	61,680
Pool# 781688
6.00%, 12/15/2033	26,902	30,745
Pool# 604875
6.00%, 12/15/2033	22,143	25,316
Pool# 781690
6.00%, 12/15/2033	10,795	12,343
Pool# 781699
7.00%, 12/15/2033	4,119	4,694
Pool# 621856
6.00%, 1/15/2034	24,024	26,361
Pool# 564799
6.00%, 3/15/2034	30,796	34,210
Pool# 630038
6.50%, 8/15/2034	46,403	51,088
Pool# 781804
6.00%, 9/15/2034	29,298	33,247
Pool# 781847
6.00%, 12/15/2034	24,109	27,581
Pool# 486921
5.50%, 2/15/2035	8,850	10,003
Pool# 781902
6.00%, 2/15/2035	26,260	30,022
Pool# 649513
5.50%, 10/15/2035	210,904	233,304
Pool# 649510
5.50%, 10/15/2035	104,103	112,501
Pool# 652207
5.50%, 3/15/2036	31,295	33,480

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# 655519
5.00%, 5/15/2036	$14,590	$15,365
Pool# 652539
5.00%, 5/15/2036	12,342	13,432
Pool# 606308
5.50%, 5/15/2036	19,637	22,208
Pool# 606314
5.50%, 5/15/2036	5,154	5,515
Pool# 656666
6.00%, 6/15/2036	26,131	29,809
Pool# 657912
6.50%, 8/15/2036	3,416	3,760
Pool# 704630
5.50%, 7/15/2039	34,720	38,320
Pool# 757039
4.00%, 12/15/2040	252,350	269,801
Pool# 757038
4.00%, 12/15/2040	198,861	213,661
Pool# 755656
4.00%, 12/15/2040	81,614	87,699
Pool# 757044
4.00%, 12/15/2040	79,259	83,686
Pool# 742235
4.00%, 12/15/2040	71,805	76,251
Pool# 755655
4.00%, 12/15/2040	53,285	56,973
Pool# 757043
4.00%, 12/15/2040	37,917	40,743
Pool# 756631
4.00%, 12/15/2040	22,007	23,643
Pool# 755959
4.00%, 1/15/2041	179,980	193,392
Pool# 742244
4.00%, 1/15/2041	179,703	192,142
Pool# 753826
4.00%, 1/15/2041	72,389	76,871
Pool# 690662
4.00%, 1/15/2041	65,077	69,589
Pool# 719486
4.00%, 1/15/2041	24,884	26,244
Pool# 757557
4.00%, 2/15/2041	42,398	45,258
Pool# 757555
4.00%, 2/15/2041	36,122	38,260
Pool# AD6012
3.50%, 4/15/2043	340,770	355,689
Pool# AD7471
3.50%, 4/15/2043	307,951	321,428
Pool# AA6307
3.50%, 4/15/2043	197,546	206,190
Pool# AD9472
3.50%, 4/15/2043	181,222	189,302
Pool# AD7472
3.50%, 4/15/2043	140,732	146,392
Pool# AB3946
3.50%, 4/15/2043	96,642	100,848
Pool# AA6403
3.00%, 5/15/2043	716,533	734,760
Pool# 783781
3.50%, 6/15/2043	101,284	105,394
Pool# 784015
3.00%, 7/15/2043	40,366	41,331
Pool# 784714
3.00%, 1/15/2044	150,046	153,655
Pool# 784459
3.00%, 12/15/2046	104,699	106,994

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# 784355
4.00%, 12/15/2046	$83,788	$88,910
Pool# 784500
3.00%, 2/15/2047	156,717	160,152
Pool# 784713
3.00%, 2/15/2047	31,000	31,683
Pool# 784458
3.50%, 12/15/2047	276,153	287,027
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036	159,538	177,578
Pool# 4559
5.00%, 10/20/2039	247,005	271,159
Pool# 4715
5.00%, 6/20/2040	249,193	274,128
Pool# 4747
5.00%, 7/20/2040	138,667	152,523
Pool# 4771
4.50%, 8/20/2040	419,061	448,863
Pool# 4834
4.50%, 10/20/2040	1,109,280	1,188,301
Pool# 737727
4.00%, 12/20/2040	825,872	879,749
Pool# 737730
4.00%, 12/20/2040	255,735	272,307
Pool# 4923
4.50%, 1/20/2041	161,126	172,612
Pool# 4978
4.50%, 3/20/2041	24,218	25,942
Pool# 5017
4.50%, 4/20/2041	260,620	279,141
Pool# 5082
4.50%, 6/20/2041	436,721	467,722
Pool# 5175
4.50%, 9/20/2041	319,422	342,053
Pool# 675523
3.50%, 3/20/2042	311,060	324,139
Pool# MA0392
3.50%, 9/20/2042	1,751,620	1,834,766
Pool# MA0462
3.50%, 10/20/2042	623,139	652,719
Pool# MA0534
3.50%, 11/20/2042	1,608,081	1,684,002
Pool# MA0625
3.50%, 12/20/2042	456,703	478,148
Pool# MA0698
3.00%, 1/20/2043	391,319	403,301
Pool# MA0852
3.50%, 3/20/2043	717,880	751,037
Pool# MA0934
3.50%, 4/20/2043	844,578	883,371
Pool# AF1001
3.50%, 6/20/2043	244,643	255,722
Pool# MA1376
4.00%, 10/20/2043	711,289	751,837
Pool# AJ9335
3.50%, 10/20/2044	23,948	24,962
Pool# MA2754
3.50%, 4/20/2045	333,032	346,547
Pool# MA2824
2.50%, 5/20/2045	364,861	365,637
Pool# MA2825
3.00%, 5/20/2045	680,379	698,667
Pool# MA2891
3.00%, 6/20/2045	1,793,278	1,841,480
Pool# AO1103
3.50%, 9/20/2045	540,935	563,694

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA II Pool (continued)
Pool# AO1099
3.50%, 9/20/2045	$18,592	$19,374
Pool# MA3106
4.00%, 9/20/2045	99,136	104,406
Pool# MA3172
3.00%, 10/20/2045	196,473	201,757
Pool# MA3173
3.50%, 10/20/2045	12,626	13,162
Pool# MA3174
4.00%, 10/20/2045	18,462	19,425
Pool# MA3243
3.00%, 11/20/2045	171,496	176,113
Pool# MA3244
3.50%, 11/20/2045	232,584	241,552
Pool# MA3309
3.00%, 12/20/2045	343,079	352,308
Pool# MA3310
3.50%, 12/20/2045	94,797	98,648
Pool# MA3377
4.00%, 1/20/2046	50,908	53,763
Pool# 784119
3.00%, 2/20/2046	683,554	703,649
Pool# MA3521
3.50%, 3/20/2046	560,289	581,748
Pool# MA3522
4.00%, 3/20/2046	530,082	558,494
Pool# MA3596
3.00%, 4/20/2046	319,985	328,575
Pool# MA3597
3.50%, 4/20/2046	100,744	104,600
Pool# MA3662
3.00%, 5/20/2046	581,452	597,258
Pool# MA3735
3.00%, 6/20/2046	663,436	681,051
Pool# MA3736
3.50%, 6/20/2046	1,939,303	2,013,504
Pool# MA3802
3.00%, 7/20/2046	1,166,255	1,197,568
Pool# MA3804
4.00%, 7/20/2046	48,095	50,585
Pool# MA3873
3.00%, 8/20/2046	1,158,547	1,189,642
Pool# MA3876
4.50%, 8/20/2046	18,623	19,628
Pool# MA3936
3.00%, 9/20/2046	1,021,099	1,049,108
Pool# MA3939
4.50%, 9/20/2046	10,612	11,258
Pool# MA4126
3.00%, 12/20/2046	2,175,875	2,234,202
Pool# MA4127
3.50%, 12/20/2046	483,830	502,355
Pool# MA4194
2.50%, 1/20/2047	403,337	403,200
Pool# MA4196
3.50%, 1/20/2047	66,399	68,914
Pool# MA4261
3.00%, 2/20/2047	505,518	518,864
Pool# MA4262
3.50%, 2/20/2047	3,502,579	3,634,817
Pool# MA4264
4.50%, 2/20/2047	23,385	24,693
Pool# MA4321
3.50%, 3/20/2047	970,823	1,007,239
Pool# MA4382
3.50%, 4/20/2047	523,997	543,289

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA II Pool (continued)
Pool# AZ1974
3.50%, 4/20/2047	$215,104	$224,156
Pool# MA4384
4.50%, 4/20/2047	24,565	25,774
Pool# MA4512
4.50%, 6/20/2047	71,353	74,828
Pool# MA4585
3.00%, 7/20/2047	40,138	41,122
Pool# MA4587
4.00%, 7/20/2047	109,978	114,767
Pool# BC1888
3.50%, 8/20/2047	320,328	333,826
Pool# MA4652
3.50%, 8/20/2047	286,039	296,127
Pool# 784471
3.50%, 8/20/2047	250,234	258,721
Pool# MA4653
4.00%, 8/20/2047	40,662	42,470
Pool# 784408
3.50%, 10/20/2047	145,066	150,249
Pool# MA4836
3.00%, 11/20/2047	417,326	426,864
Pool# MA4837
3.50%, 11/20/2047	601,687	622,459
Pool# MA4838
4.00%, 11/20/2047	2,158,893	2,253,794
Pool# MA4899
3.00%, 12/20/2047	426,767	436,521
Pool# MA4900
3.50%, 12/20/2047	654,611	677,210
Pool# 784421
3.50%, 12/20/2047	279,557	290,047
Pool# MA4962
3.50%, 1/20/2048	641,176	663,311
Pool# MA5078
4.00%, 3/20/2048	1,094,609	1,140,471
Pool# 784480
3.50%, 4/20/2048	111,870	115,897
Pool# 784479
3.50%, 4/20/2048	70,653	73,302
Pool# 784481
3.50%, 4/20/2048	24,867	25,643
Pool# MA5137
4.00%, 4/20/2048	447,289	464,722
Pool# BD4034
4.00%, 4/20/2048	69,738	73,222
Pool# MA5139
5.00%, 4/20/2048	113,801	119,654
Pool# MA5192
4.00%, 5/20/2048	1,615,884	1,681,005
Pool# MA5194
5.00%, 5/20/2048	55,878	58,577
Pool# MA5265
4.50%, 6/20/2048	890,574	928,501
Pool# MA5331
4.50%, 7/20/2048	324,610	338,335
Pool# MA5398
4.00%, 8/20/2048	981,521	1,019,774
Pool# MA5399
4.50%, 8/20/2048	703,155	733,205
Pool# BJ2692
4.00%, 11/20/2048	48,153	50,026
Pool# MA5597
5.00%, 11/20/2048	93,016	97,507
Pool# 784656
4.50%, 12/20/2048	335,034	351,343

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA II Pool (continued)
Pool# BK2856
4.50%, 12/20/2048	$51,747	$54,259
Pool# MA5711
4.50%, 1/20/2049	153,932	160,441
Pool# MA5764
4.50%, 2/20/2049	245,582	256,306
Pool# MA5818
4.50%, 3/20/2049	246,304	256,718
Pool# MA5878
5.00%, 4/20/2049	83,225	87,458
Pool# MA5933
5.00%, 5/20/2049	55,746	58,792
Pool# MA6040
4.00%, 7/20/2049	206,000	214,347
Pool# MA6041
4.50%, 7/20/2049	477,000	500,592
GNMA TBA
2.50%, 8/15/2049	35,000	34,992
3.00%, 8/15/2049	308,000	314,792
3.50%, 8/15/2049	2,132,000	2,204,538
4.00%, 8/15/2049	2,959,500	3,073,834
4.50%, 8/15/2049	1,327,000	1,381,946
5.00%, 8/15/2049	1,021,000	1,069,178
4.00%, 9/15/2049	1,225,000	1,271,942
UMBS Pool
Pool# 969977
5.00%, 5/1/2023	94,963	97,503
Pool# AA2549
4.00%, 4/1/2024	50,873	52,828
Pool# 935348
5.50%, 6/1/2024	9,784	9,808
Pool# AC1374
4.00%, 8/1/2024	63,932	66,388
Pool# AC1529
4.50%, 9/1/2024	27,795	28,788
Pool# AD0244
4.50%, 10/1/2024	22,134	22,930
Pool# AD4089
4.50%, 5/1/2025	214,777	225,470
Pool# 890216
4.50%, 7/1/2025	37,996	39,897
Pool# AH1361
3.50%, 12/1/2025	142,661	147,298
Pool# AH1518
3.50%, 12/1/2025	72,356	74,708
Pool# AE6384
4.00%, 1/1/2026	13,644	14,200
Pool# AL0298
4.00%, 5/1/2026	206,620	216,349
Pool# AB4277
3.00%, 1/1/2027	633,075	646,374
Pool# AP4746
3.00%, 8/1/2027	101,599	103,735
Pool# AP7855
3.00%, 9/1/2027	640,405	653,862
Pool# AP4640
3.00%, 9/1/2027	67,529	68,948
Pool# AQ5096
3.00%, 11/1/2027	136,736	139,598
Pool# AB6887
3.00%, 11/1/2027	111,363	113,705
Pool# AQ4532
3.00%, 11/1/2027	92,449	94,394
Pool# AQ7406
3.00%, 11/1/2027	69,107	70,560
Pool# AQ3758
3.00%, 11/1/2027	67,907	69,335

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AB6886
3.00%, 11/1/2027	$54,003	$55,154
Pool# AQ2884
3.00%, 12/1/2027	63,607	64,945
Pool# AS0487
2.50%, 9/1/2028	259,239	261,216
Pool# 930998
4.50%, 4/1/2029	31,983	33,896
Pool# MA0243
5.00%, 11/1/2029	18,008	19,136
Pool# BM1507
2.50%, 12/1/2029	99,869	100,512
Pool# AL8077
3.50%, 12/1/2029	21,849	22,642
Pool# MA0268
5.00%, 12/1/2029	15,435	16,400
Pool# AX7727
2.50%, 3/1/2030	426,408	429,272
Pool# AD5655
5.00%, 5/1/2030	35,275	37,487
Pool# AB1038
5.00%, 5/1/2030	22,251	23,646
Pool# MA0443
5.00%, 5/1/2030	21,792	23,159
Pool# AS5412
2.50%, 7/1/2030	60,250	60,655
Pool# AS5420
3.00%, 7/1/2030	87,430	89,267
Pool# AL7152
3.50%, 7/1/2030	524,133	544,865
Pool# AS5702
2.50%, 8/1/2030	457,403	460,477
Pool# AZ4898
2.50%, 8/1/2030	316,428	318,554
Pool# AY8448
3.00%, 8/1/2030	280,552	286,436
Pool# AZ2953
3.00%, 9/1/2030	341,060	348,227
Pool# AZ5718
3.00%, 9/1/2030	340,694	347,835
Pool# MA0559
5.00%, 9/1/2030	7,680	8,162
Pool# AS6060
3.00%, 10/1/2030	377,278	384,979
Pool# AZ9234
3.50%, 10/1/2030	24,826	25,676
Pool# AS6272
2.50%, 12/1/2030	85,456	86,030
Pool# AH1515
4.00%, 12/1/2030	329,503	344,569
Pool# AD0716
6.50%, 12/1/2030	215,704	241,921
Pool# BA6532
2.50%, 1/1/2031	78,305	78,830
Pool# MA0641
4.00%, 2/1/2031	333,905	349,179
Pool# 560868
7.50%, 2/1/2031	482	487
Pool# BC0774
3.00%, 3/1/2031	61,516	62,921
Pool# AS6919
3.50%, 3/1/2031	67,693	70,072
Pool# BC5968
2.50%, 4/1/2031	101,335	101,953
Pool# BC4430
3.00%, 4/1/2031	28,082	28,662

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AL8566
3.00%, 6/1/2031	$78,343	$79,986
Pool# AL8565
3.00%, 6/1/2031	67,412	68,827
Pool# AL8561
3.50%, 6/1/2031	52,145	54,346
Pool# AS8028
2.50%, 9/1/2031	254,351	256,066
Pool# BM1888
2.50%, 10/1/2031	738,316	743,852
Pool# MA2775
2.50%, 10/1/2031	522,262	525,777
Pool# AS8038
2.50%, 10/1/2031	281,393	283,287
Pool# BC4777
2.50%, 10/1/2031	173,325	174,492
Pool# AS8612
3.00%, 10/1/2031	109,798	112,002
Pool# 607212
7.50%, 10/1/2031	2,564	2,614
Pool# 607632
6.50%, 11/1/2031	63	70
Pool# MA2830
2.50%, 12/1/2031	194,960	196,273
Pool# BM3814
2.50%, 12/1/2031	131,705	132,813
Pool# AS8609
3.00%, 1/1/2032	101,787	103,930
Pool# AL9786
3.00%, 1/1/2032	69,218	70,861
Pool# AL9585
3.50%, 1/1/2032	25,456	26,532
Pool# BM1036
2.50%, 2/1/2032	843,756	849,437
Pool# BM4624
3.00%, 2/1/2032	92,668	94,782
Pool# AS8767
3.00%, 2/1/2032	88,034	89,886
Pool# AL9740
3.00%, 2/1/2032	44,644	45,583
Pool# AL9871
3.00%, 2/1/2032	35,105	35,938
Pool# BM1007
2.50%, 3/1/2032	218,879	220,148
Pool# AL9899
3.00%, 3/1/2032	134,027	136,847
Pool# BM3269
2.50%, 4/1/2032	215,367	216,644
Pool# MA1029
3.50%, 4/1/2032	293,986	305,411
Pool# AS9695
3.50%, 5/1/2032	117,990	122,842
Pool# BM4088
3.00%, 6/1/2032	83,434	85,253
Pool# 890786
3.50%, 6/1/2032	83,592	87,123
Pool# MA1107
3.50%, 7/1/2032	80,372	83,489
Pool# BH6610
3.50%, 7/1/2032	26,174	27,051
Pool# BM1669
3.00%, 8/1/2032	42,641	43,707
Pool# BH5355
3.50%, 8/1/2032	35,465	36,768
Pool# MA1166
3.50%, 9/1/2032	463,127	481,129

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BM5167
3.50%, 9/1/2032	$24,020	$24,870
Pool# CA0586
2.50%, 10/1/2032	21,950	22,104
Pool# BH9391
3.50%, 10/1/2032	27,265	28,266
Pool# BM3389
3.00%, 11/1/2032	84,846	86,862
Pool# BM3977
3.00%, 12/1/2032	193,362	197,427
Pool# CA0951
3.00%, 12/1/2032	128,381	131,046
Pool# BM4338
2.50%, 1/1/2033	205,281	206,663
Pool# BM3919
3.00%, 2/1/2033	41,821	42,816
Pool# 656559
6.50%, 2/1/2033	24,622	27,310
Pool# 694846
6.50%, 4/1/2033	7,800	8,652
Pool# AB9402
3.00%, 5/1/2033	212,544	216,573
Pool# AB9403
3.00%, 5/1/2033	86,138	87,718
Pool# AB9300
3.00%, 5/1/2033	75,965	77,341
Pool# MA3372
4.00%, 5/1/2033	61,849	64,650
Pool# 254767
5.50%, 6/1/2033	507,467	564,491
Pool# MA1527
3.00%, 8/1/2033	426,805	434,620
Pool# 750229
6.50%, 10/1/2033	20,335	22,555
Pool# 725228
6.00%, 3/1/2034	531,215	604,201
Pool# 725424
5.50%, 4/1/2034	578,287	647,316
Pool# 788027
6.50%, 9/1/2034	16,873	18,715
Pool# 735141
5.50%, 1/1/2035	294,833	330,040
Pool# 735227
5.50%, 2/1/2035	328,800	368,071
Pool# AL4260
5.50%, 9/1/2036	42,035	47,044
Pool# 310104
5.50%, 8/1/2037	318,226	356,268
Pool# 955194
7.00%, 11/1/2037	206,520	244,385
Pool# MA3464
3.50%, 9/1/2038	225,581	233,473
Pool# AB1735
3.50%, 11/1/2040	7,739	7,927
Pool# AB2067
3.50%, 1/1/2041	394,015	410,588
Pool# AB2068
3.50%, 1/1/2041	233,756	243,576
Pool# 932888
3.50%, 1/1/2041	128,448	134,499
Pool# 932891
3.50%, 1/1/2041	23,457	24,539
Pool# AL6521
5.00%, 4/1/2041	795,905	868,259
Pool# AL5863
4.50%, 6/1/2041	507,113	547,001

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AI9920
4.00%, 9/1/2041	$13,907	$14,395
Pool# AI9851
4.50%, 9/1/2041	55,078	59,452
Pool# AL0761
5.00%, 9/1/2041	587,147	641,080
Pool# AJ5431
4.50%, 10/1/2041	108,052	116,633
Pool# AL0933
5.00%, 10/1/2041	111,792	122,032
Pool# AJ4861
4.00%, 12/1/2041	212,104	224,879
Pool# AX5316
4.50%, 1/1/2042	19,747	21,312
Pool# AL2499
4.50%, 1/1/2042	8,973	9,696
Pool# AX5297
5.00%, 1/1/2042	25,808	28,154
Pool# AW8167
3.50%, 2/1/2042	533,923	556,332
Pool# AB5185
3.50%, 5/1/2042	371,640	387,129
Pool# AO3575
4.50%, 5/1/2042	60,756	64,584
Pool# 890621
5.00%, 5/1/2042	77,739	84,807
Pool# AO4647
3.50%, 6/1/2042	623,376	649,534
Pool# AO8036
4.50%, 7/1/2042	892,757	963,558
Pool# AP2092
4.50%, 8/1/2042	32,710	34,298
Pool# AP6579
3.50%, 9/1/2042	705,880	735,603
Pool# AP7489
4.00%, 9/1/2042	479,930	508,898
Pool# AP6756
4.00%, 9/1/2042	14,781	15,609
Pool# AL2782
4.50%, 9/1/2042	83,852	90,482
Pool# AB6524
3.50%, 10/1/2042	1,173,120	1,222,561
Pool# AB7074
3.00%, 11/1/2042	995,398	1,014,318
Pool# AP8785
3.00%, 11/1/2042	132,566	135,064
Pool# AB6786
3.50%, 11/1/2042	397,032	413,720
Pool# AL2677
3.50%, 11/1/2042	179,967	187,550
Pool# AB7362
3.00%, 12/1/2042	539,061	549,281
Pool# MA1273
3.50%, 12/1/2042	286,319	298,380
Pool# AR4210
3.50%, 1/1/2043	239,412	249,500
Pool# AR8213
3.50%, 4/1/2043	242,345	252,556
Pool# AB9238
3.00%, 5/1/2043	675,767	688,609
Pool# AB9237
3.00%, 5/1/2043	469,524	478,449
Pool# AB9236
3.00%, 5/1/2043	110,888	112,996
Pool# AB9362
3.50%, 5/1/2043	490,166	510,867

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AT4145
3.00%, 6/1/2043	$229,059	$233,382
Pool# AB9814
3.00%, 7/1/2043	638,625	650,758
Pool# AS0203
3.00%, 8/1/2043	284,816	290,230
Pool# AS0255
4.50%, 8/1/2043	216,826	233,737
Pool# AS0516
3.00%, 9/1/2043	295,361	300,969
Pool# AL6951
3.50%, 10/1/2043	433,568	451,793
Pool# BM4222
3.00%, 1/1/2044	407,237	414,973
Pool# AS2276
4.50%, 4/1/2044	365,626	391,615
Pool# AW1006
4.00%, 5/1/2044	158,999	170,291
Pool# AL7767
4.50%, 6/1/2044	12,743	13,749
Pool# AS3161
4.00%, 8/1/2044	450,716	474,922
Pool# BM4650
3.00%, 10/1/2044	747,304	761,605
Pool# CA0688
3.50%, 10/1/2044	250,162	260,604
Pool# BC5090
4.00%, 10/1/2044	64,933	68,741
Pool# AS3946
4.00%, 12/1/2044	576,966	613,139
Pool# AL8303
3.00%, 1/1/2045	134,764	137,322
Pool# BM4384
4.00%, 1/1/2045	160,910	169,805
Pool# BM3611
4.00%, 1/1/2045	111,391	117,951
Pool# BM3804
3.50%, 2/1/2045	45,646	47,565
Pool# AL9555
4.00%, 2/1/2045	1,425,035	1,509,786
Pool# AX9524
4.00%, 2/1/2045	444,004	475,542
Pool# AS4418
4.00%, 2/1/2045	313,297	335,548
Pool# AS4375
4.00%, 2/1/2045	220,848	236,534
Pool# AL6889
4.50%, 2/1/2045	93,377	100,703
Pool# BM3931
3.00%, 3/1/2045	91,699	93,386
Pool# AY1312
3.50%, 3/1/2045	914,027	952,614
Pool# AS4578
4.00%, 3/1/2045	148,907	159,483
Pool# BM3664
3.00%, 5/1/2045	408,020	415,753
Pool# AS4921
3.50%, 5/1/2045	624,851	649,321
Pool# AS5012
4.00%, 5/1/2045	586,418	628,070
Pool# BM5562
4.00%, 6/1/2045	141,199	149,250
Pool# AL7207
4.50%, 8/1/2045	114,819	123,850
Pool# AZ2947
4.00%, 9/1/2045	370,273	389,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BA2164
3.00%, 11/1/2045	$92,255	$93,663
Pool# AS6213
4.00%, 11/1/2045	37,741	39,838
Pool# AS6282
3.50%, 12/1/2045	1,076,147	1,116,762
Pool# AS6311
3.50%, 12/1/2045	840,973	868,720
Pool# BC0326
3.50%, 12/1/2045	196,328	202,813
Pool# AS6362
4.50%, 12/1/2045	23,801	25,495
Pool# AS6474
3.50%, 1/1/2046	142,602	148,896
Pool# AS6539
3.50%, 1/1/2046	126,199	131,767
Pool# AS6527
4.00%, 1/1/2046	127,956	134,585
Pool# BC2667
4.00%, 2/1/2046	39,394	41,423
Pool# AL9781
4.50%, 2/1/2046	195,194	210,439
Pool# BM4621
3.50%, 3/1/2046	117,579	122,497
Pool# BA6972
4.00%, 3/1/2046	45,416	47,770
Pool# BC0823
3.50%, 4/1/2046	195,830	203,116
Pool# AS7026
4.00%, 4/1/2046	242,038	255,304
Pool# AS7251
4.00%, 5/1/2046	304,954	320,541
Pool# AL8833
4.00%, 6/1/2046	157,035	168,187
Pool# AS7593
3.50%, 7/1/2046	740,109	765,993
Pool# AS7594
3.50%, 7/1/2046	688,270	712,335
Pool# AS7545
3.50%, 7/1/2046	303,276	314,465
Pool# AL8824
3.50%, 7/1/2046	90,206	94,186
Pool# BC1452
4.00%, 7/1/2046	896,357	942,446
Pool# MA2705
3.00%, 8/1/2046	521,901	529,644
Pool# BC1489
3.00%, 8/1/2046	45,540	46,217
Pool# BD4890
3.50%, 8/1/2046	624,769	644,780
Pool# AS7760
4.00%, 8/1/2046	201,339	212,145
Pool# AS7648
4.00%, 8/1/2046	170,156	179,390
Pool# AS7795
4.00%, 8/1/2046	133,421	140,666
Pool# BD3911
4.00%, 8/1/2046	23,040	24,200
Pool# BD3923
4.00%, 8/1/2046	16,894	17,744
Pool# AS7770
4.50%, 8/1/2046	23,774	25,178
Pool# AL8947
3.50%, 9/1/2046	28,692	29,839
Pool# AL9263
3.00%, 10/1/2046	100,336	101,814

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BM3932
3.50%, 10/1/2046	$203,565	$209,976
Pool# AL9234
3.50%, 10/1/2046	50,960	53,209
Pool# BC4766
4.50%, 10/1/2046	35,228	37,289
Pool# AS8154
4.50%, 10/1/2046	23,201	24,554
Pool# BC9003
3.00%, 11/1/2046	139,120	141,169
Pool# MA2806
3.00%, 11/1/2046	111,634	113,281
Pool# AS8369
3.50%, 11/1/2046	552,280	571,607
Pool# BE5067
3.50%, 11/1/2046	427,702	442,103
Pool# BE5038
4.00%, 11/1/2046	23,779	25,583
Pool# MA2833
3.00%, 12/1/2046	2,685,358	2,724,916
Pool# AS8483
3.00%, 12/1/2046	709,782	720,201
Pool# BC9067
3.00%, 12/1/2046	129,133	131,032
Pool# AS8488
3.00%, 12/1/2046	128,437	130,329
Pool# AS8509
3.00%, 12/1/2046	26,365	26,793
Pool# BM1121
3.50%, 12/1/2046	476,762	496,094
Pool# AS8572
3.50%, 12/1/2046	414,267	427,306
Pool# AS8417
3.50%, 12/1/2046	192,218	198,286
Pool# AS8492
3.50%, 12/1/2046	108,099	112,869
Pool# AS8650
3.00%, 1/1/2047	909,757	923,112
Pool# AL9697
3.00%, 1/1/2047	337,904	342,891
Pool# AS8647
3.00%, 1/1/2047	250,624	254,310
Pool# BE5775
3.00%, 1/1/2047	199,407	202,335
Pool# AS8692
3.50%, 1/1/2047	277,754	288,134
Pool# BM3204
3.50%, 1/1/2047	193,564	202,099
Pool# BD2440
3.50%, 1/1/2047	68,754	70,921
Pool# AL9774
3.50%, 1/1/2047	66,375	69,475
Pool# BE7115
4.50%, 1/1/2047	14,240	15,001
Pool# MA2895
3.00%, 2/1/2047	3,516,759	3,568,448
Pool# BM3688
3.50%, 2/1/2047	440,983	455,213
Pool# BD5046
3.50%, 2/1/2047	79,692	82,312
Pool# AL9859
3.00%, 3/1/2047	598,878	607,689
Pool# AL9848
3.00%, 3/1/2047	352,735	357,922
Pool# AS8966
4.00%, 3/1/2047	72,975	76,660

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# AS8979
4.50%, 3/1/2047	$46,336	$49,628
Pool# BM3707
2.50%, 4/1/2047	92,858	91,740
Pool# AS9463
3.50%, 4/1/2047	363,066	377,774
Pool# AS9451
3.50%, 4/1/2047	357,283	370,206
Pool# BD7122
4.00%, 4/1/2047	657,527	690,258
Pool# AS9467
4.00%, 4/1/2047	20,030	21,132
Pool# AS9470
4.50%, 4/1/2047	159,411	170,602
Pool# BH0304
4.50%, 4/1/2047	26,397	28,023
Pool# AS9562
3.00%, 5/1/2047	64,489	65,430
Pool# BM3237
3.50%, 5/1/2047	242,826	254,007
Pool# AS9577
3.50%, 5/1/2047	201,819	209,560
Pool# AS9586
4.00%, 5/1/2047	1,107,676	1,175,903
Pool# BM1268
4.00%, 5/1/2047	326,353	344,222
Pool# BE3670
3.50%, 6/1/2047	448,025	464,186
Pool# AS9794
3.50%, 6/1/2047	200,306	208,984
Pool# BM3549
4.00%, 6/1/2047	276,579	290,741
Pool# BE3702
4.00%, 6/1/2047	181,225	189,019
Pool# BM1295
4.50%, 6/1/2047	153,415	163,648
Pool# BE9624
4.50%, 6/1/2047	93,186	98,433
Pool# BM3801
3.00%, 7/1/2047	314,380	318,996
Pool# BM1551
3.50%, 7/1/2047	268,843	279,744
Pool# AS9909
3.50%, 7/1/2047	146,874	152,825
Pool# AS9973
4.00%, 7/1/2047	22,959	23,902
Pool# 890673
3.00%, 8/1/2047	253,163	256,947
Pool# MA3087
3.50%, 8/1/2047	543,943	560,810
Pool# BM1658
3.50%, 8/1/2047	258,737	268,506
Pool# BH7375
3.50%, 8/1/2047	153,239	157,997
Pool# CA0123
4.00%, 8/1/2047	333,132	352,968
Pool# BH2597
4.00%, 8/1/2047	233,092	244,128
Pool# CA0133
4.00%, 8/1/2047	100,920	105,699
Pool# CA0407
3.50%, 9/1/2047	434,348	449,974
Pool# CA0265
4.00%, 9/1/2047	740,324	775,376
Pool# BH4004
4.00%, 9/1/2047	253,571	265,576

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# CA0392
4.00%, 9/1/2047	$119,401	$124,754
Pool# BM3556
4.00%, 9/1/2047	44,995	48,246
Pool# CA0487
3.50%, 10/1/2047	778,426	806,391
Pool# BM1959
3.50%, 10/1/2047	270,749	282,689
Pool# CA0493
4.00%, 10/1/2047	545,850	570,967
Pool# CA0549
4.00%, 10/1/2047	150,548	156,688
Pool# CA0496
4.50%, 10/1/2047	171,009	184,418
Pool# CA0623
4.50%, 10/1/2047	43,378	45,790
Pool# CA0693
3.50%, 11/1/2047	627,031	649,556
Pool# BM3358
3.50%, 11/1/2047	69,863	73,399
Pool# CA0696
4.00%, 11/1/2047	522,936	544,260
Pool# CA0808
4.00%, 11/1/2047	161,863	169,270
Pool# BM3191
4.00%, 11/1/2047	61,307	64,394
Pool# BM3379
3.00%, 12/1/2047	416,563	423,509
Pool# BJ1699
4.00%, 12/1/2047	189,540	198,915
Pool# CA1015
4.00%, 1/1/2048	293,971	306,118
Pool# CA1025
4.50%, 1/1/2048	1,008,642	1,064,950
Pool# CA1242
3.50%, 2/1/2048	118,230	123,750
Pool# MA3277
4.00%, 2/1/2048	401,144	417,654
Pool# BK1972
4.50%, 3/1/2048	47,338	50,417
Pool# CA1510
3.50%, 4/1/2048	160,478	166,039
Pool# CA1531
3.50%, 4/1/2048	47,111	49,311
Pool# CA1551
4.00%, 4/1/2048	2,677,154	2,795,439
Pool# CA1560
4.50%, 4/1/2048	106,694	113,780
Pool# BJ2681
5.00%, 4/1/2048	35,153	37,409
Pool# BM4024
3.50%, 5/1/2048	24,308	25,443
Pool# MA3358
4.50%, 5/1/2048	547,123	573,494
Pool# MA3384
4.00%, 6/1/2048	93,077	96,662
Pool# CA1898
4.50%, 6/1/2048	162,901	175,609
Pool# CA1951
4.00%, 7/1/2048	161,470	168,522
Pool# CA1988
4.50%, 7/1/2048	131,033	137,967
Pool# BK6577
4.50%, 7/1/2048	38,839	40,817
Pool# CA2065
5.00%, 7/1/2048	84,833	91,649

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BK4766
4.50%, 8/1/2048	$400,000	$428,278
Pool# CA2216
5.00%, 8/1/2048	100,000	108,554
Pool# CA2376
4.00%, 9/1/2048	345,510	359,506
Pool# MA3495
4.00%, 10/1/2048	568,562	588,364
Pool# BM4664
4.50%, 10/1/2048	116,191	124,317
Pool# MA3521
4.00%, 11/1/2048	435,000	450,150
Pool# MA3536
4.00%, 12/1/2048	446,668	462,224
Pool# CA2779
4.50%, 12/1/2048	143,016	153,127
Pool# BN3944
4.00%, 1/1/2049	98,169	102,934
Pool# BN6135
4.00%, 2/1/2049	228,475	237,957
Pool# ZA6536
4.00%, 3/1/2049	74,389	77,463
Pool# ZA6380
4.00%, 3/1/2049	73,430	76,477
Pool# CA3387
4.00%, 4/1/2049	229,000	242,241
Pool# CA3382
5.00%, 4/1/2049	51,357	55,751
Pool# CA3489
4.00%, 5/1/2049	136,605	144,670
Pool# MA3665
4.50%, 5/1/2049	407,571	427,486
Pool# FM1051
4.50%, 5/1/2049	222,597	234,177
Pool# CA3669
4.00%, 6/1/2049	261,851	275,794
Pool# CA3639
4.00%, 6/1/2049	107,509	112,840
Pool# CA3825
4.00%, 7/1/2049	67,920	71,997
Pool# CA3844
4.50%, 7/1/2049	365,000	383,988
UMBS, 15 Year, Single Family TBA
2.50%, 8/25/2034	1,146,000	1,152,538
3.00%, 8/25/2034	2,850,598	2,906,870
3.50%, 8/25/2034	1,415,000	1,461,053
4.00%, 8/25/2034	550,000	571,234
UMBS, 30 Year, Single Family TBA
2.50%, 8/25/2049	281,000	277,619
3.00%, 8/25/2049	1,150,000	1,159,816
3.50%, 8/25/2049	8,866,000	9,081,416
4.00%, 8/25/2049	4,549,504	4,709,327
4.50%, 8/25/2049	3,613,000	3,789,134
5.00%, 8/25/2049	175,000	185,951
5.50%, 8/25/2049	23,000	24,654

Total Mortgage-Backed Securities (cost $230,456,709)		233,728,868

Municipal Bonds 0.7%
	Principal Amount	Value

California 0.3%
Bay Area Toll Authority, RB
Series F-2, 6.26%, 4/1/2049	$150,000	$226,894
Series S-3, 6.91%, 10/1/2050	100,000	162,292
California State, GO, 7.60%, 11/1/2040	100,000	163,861
East Bay Municipal Utility District, RB, 5.87%, 6/1/2040	100,000	136,311
Los Angeles Community College District, GO, 6.75%, 8/1/2049	100,000	159,664
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	100,000	138,218
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	210,000	317,421
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	125,000	177,089
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	246,896
State of California, GO
7.55%, 4/1/2039	125,000	200,466
7.63%, 3/1/2040	220,000	351,081
University of California, RB
Series AX, 3.06%, 7/1/2025	50,000	51,888
Series R, 5.77%, 5/15/2043	50,000	65,948
Series AD, 4.86%, 5/15/2112	200,000	243,954

		2,641,983

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/1/2030	200,000	231,596

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	149,000	202,273

Illinois 0.1%
State of Illinois, GO, 5.10%, 6/1/2033	435,000	449,207

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 6/1/2040	150,000	197,687

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	150,000	190,014
New Jersey Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	165,000	259,751
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	324,533

		774,298

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	140,000	218,173
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Taxable, Second General Resolution, RB, 5.88%, 6/15/2044	100,000	142,417
New York City Transitional Finance Authority, Future Tax Secured, RB, Series B, 5.57%, 11/1/2038	100,000	127,172

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)
	Principal Amount	Value

New York (continued)
Port Authority of New York & New Jersey, RB
6.04%, 12/1/2029	$300,000	$391,506
4.46%, 10/1/2062	100,000	120,859

		1,000,127

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 6/30/2028	200,000	236,114

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 2/15/2035	150,000	159,461
Texas State Taxable Build America Bond, GO, 5.52%, 4/1/2039	50,000	66,457
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	100,000	120,582

		346,500

Wisconsin 0.0%†
State of Wisconsin Bond, RB, Series C, 3.15%, 5/1/2027	20,000	20,876

Total Municipal Bonds (cost $5,004,527)		6,100,661

Supranational 1.3%
	Principal Amount	Value

Asian Development Bank
1.75%, 6/8/2021	500,000	498,043
2.63%, 1/30/2024	500,000	515,569
2.50%, 11/2/2027	500,000	515,736
2.75%, 1/19/2028	200,000	210,114
European Bank for Reconstruction & Development, 2.75%, 3/7/2023	250,000	257,408
European Investment Bank
1.63%, 6/15/2021	500,000	496,528
1.38%, 9/15/2021	750,000	741,144
2.13%, 10/15/2021	250,000	251,016
2.25%, 3/15/2022	750,000	756,156
2.63%, 3/15/2024	500,000	515,979
2.50%, 10/15/2024	500,000	514,221
Inter-American Development Bank
1.88%, 3/15/2021	250,000	249,442
2.13%, 1/18/2022	500,000	502,406
1.75%, 9/14/2022	250,000	248,765
2.63%, 1/16/2024	500,000	514,081
2.00%, 6/2/2026	200,000	200,128
International Bank for Reconstruction & Development
2.75%, 7/23/2021	1,250,000	1,269,948
1.38%, 9/20/2021	500,000	494,405
7.63%, 1/19/2023	677,000	806,104
3.00%, 9/27/2023	250,000	261,206
2.50%, 3/19/2024	500,000	513,548
2.50%, 7/29/2025	250,000	257,701
International Finance Corp., 2.25%, 1/25/2021	500,000	501,424

Total Supranational (cost $10,863,467)		11,091,072

U.S. Government Agency Securities 1.3%
	Principal Amount	Value

FFCB, 2.85%, 9/20/2021	$745,000	$758,539
FHLB
3.63%, 6/11/2021	1,200,000	1,235,497
3.13%, 6/13/2025	1,075,000	1,143,867
5.50%, 7/15/2036	300,000	417,167
FHLMC
2.38%, 2/16/2021	2,000,000	2,011,285
1.13%, 8/12/2021	1,137,000	1,118,725
2.38%, 1/13/2022	1,650,000	1,666,933
6.75%, 9/15/2029	388,000	543,418
6.75%, 3/15/2031	400,000	577,228
6.25%, 7/15/2032	365,000	521,113
FNMA
2.63%, 1/11/2022	355,000	360,616
6.25%, 5/15/2029	500,000	675,007
Tennessee Valley Authority, 4.88%, 1/15/2048	300,000	395,775

Total U.S. Government Agency Securities (cost $10,728,721)		11,425,170

U.S. Treasury Obligations 38.7%
	Principal Amount	Value

U.S. Treasury Bonds
8.13%, 8/15/2021	1,800,000	2,018,672
7.13%, 2/15/2023	1,000,000	1,178,906
6.25%, 8/15/2023	869,000	1,016,730
6.00%, 2/15/2026	1,444,500	1,805,456
5.50%, 8/15/2028	5,300,000	6,830,582
5.25%, 11/15/2028	2,500,000	3,184,570
4.50%, 5/15/2038	500,000	670,820
4.50%, 8/15/2039	185,000	249,584
4.38%, 11/15/2039	1,080,000	1,434,459
3.88%, 8/15/2040	600,000	748,594
4.25%, 11/15/2040	500,000	655,273
3.75%, 8/15/2041	2,900,000	3,557,598
3.13%, 11/15/2041	2,000,000	2,236,406
3.13%, 2/15/2042	2,650,000	2,961,893
3.13%, 2/15/2043	1,250,000	1,393,799
3.63%, 8/15/2043	2,000,000	2,413,828
3.75%, 11/15/2043	1,850,000	2,276,656
3.63%, 2/15/2044	800,000	966,125
3.38%, 5/15/2044	1,700,000	1,974,391
3.13%, 8/15/2044	2,400,000	2,675,813
3.00%, 11/15/2044	7,000,000	7,643,125
3.00%, 5/15/2045	800,000	874,187
2.88%, 8/15/2045	2,500,000	2,670,215
3.00%, 11/15/2045	3,200,000	3,499,250
2.50%, 2/15/2046	4,200,000	4,176,867
2.50%, 5/15/2046	2,950,000	2,932,600
2.25%, 8/15/2046	6,000,000	5,665,547
2.88%, 11/15/2046	2,700,000	2,887,312
3.00%, 2/15/2047	400,000	438,312
3.00%, 5/15/2047	1,600,000	1,751,625
2.75%, 8/15/2047	1,000,000	1,042,930
3.00%, 8/15/2048	1,250,000	1,370,117
U.S. Treasury Notes
1.38%, 8/31/2020	1,000,000	992,813
2.13%, 8/31/2020	1,000,000	1,000,742
2.63%, 8/31/2020	4,500,000	4,525,137
1.75%, 10/31/2020	5,500,000	5,481,523
2.63%, 11/15/2020	2,360,000	2,377,977
1.63%, 11/30/2020	2,000,000	1,990,156
2.00%, 11/30/2020	2,000,000	1,999,844

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)
	Principal Amount	Value

U.S. Treasury Notes (continued)
1.75%, 12/31/2020	$8,000,000	$7,972,188
2.38%, 12/31/2020	3,000,000	3,015,820
2.13%, 1/31/2021	3,000,000	3,006,094
2.25%, 2/15/2021	6,000,000	6,024,609
3.63%, 2/15/2021	2,500,000	2,561,621
2.50%, 2/28/2021	10,000,000	10,078,516
2.25%, 3/31/2021	3,000,000	3,014,648
2.25%, 4/30/2021	2,000,000	2,010,781
3.13%, 5/15/2021	1,250,000	1,275,488
1.38%, 5/31/2021	2,000,000	1,979,687
1.13%, 6/30/2021	2,000,000	1,970,547
2.13%, 6/30/2021	3,500,000	3,513,535
2.25%, 7/31/2021	5,000,000	5,032,617
2.13%, 8/15/2021	1,500,000	1,506,328
2.88%, 10/15/2021	6,500,000	6,637,363
1.75%, 11/30/2021	2,000,000	1,993,906
2.00%, 12/31/2021	2,000,000	2,006,094
1.50%, 1/31/2022	2,000,000	1,981,953
1.75%, 2/28/2022	3,000,000	2,991,211
1.75%, 3/31/2022	1,000,000	997,109
1.75%, 4/30/2022	2,000,000	1,994,453
1.88%, 4/30/2022	2,000,000	2,000,391
1.75%, 5/15/2022	1,700,000	1,694,820
1.75%, 5/31/2022	2,000,000	1,993,594
1.75%, 6/30/2022	1,000,000	997,305
2.13%, 6/30/2022	500,000	503,828
1.88%, 7/31/2022	4,000,000	4,002,031
2.00%, 7/31/2022	4,500,000	4,519,160
1.63%, 8/15/2022	5,200,000	5,164,250
1.63%, 8/31/2022	5,000,000	4,965,039
1.88%, 8/31/2022	3,500,000	3,502,051
1.75%, 9/30/2022	2,000,000	1,993,594
1.88%, 9/30/2022	500,000	500,469
2.00%, 11/30/2022	1,400,000	1,406,398
2.13%, 12/31/2022	4,500,000	4,541,309
1.50%, 2/28/2023	1,000,000	987,891
1.50%, 3/31/2023	2,500,000	2,468,750
1.63%, 5/31/2023	2,000,000	1,983,047
1.38%, 6/30/2023	2,700,000	2,651,484
2.50%, 8/15/2023	3,800,000	3,895,148
1.38%, 8/31/2023	3,700,000	3,631,059
2.75%, 8/31/2023	2,000,000	2,070,391
2.13%, 11/30/2023	3,900,000	3,943,113
2.25%, 12/31/2023	11,500,000	11,689,121
2.25%, 1/31/2024	4,800,000	4,881,000
2.75%, 2/15/2024	4,500,000	4,675,078
2.13%, 3/31/2024	4,500,000	4,553,613
2.00%, 4/30/2024	2,000,000	2,012,734
2.25%, 4/30/2024	2,700,000	2,748,621
2.50%, 5/15/2024	1,700,000	1,750,004
2.00%, 5/31/2024	3,500,000	3,525,840
2.00%, 6/30/2024	3,500,000	3,522,285
2.13%, 7/31/2024	1,500,000	1,518,574
1.88%, 8/31/2024	1,000,000	1,000,742
2.25%, 10/31/2024	1,000,000	1,018,789
2.25%, 11/15/2024	3,160,000	3,219,744
2.13%, 11/30/2024	1,200,000	1,215,234
2.50%, 1/31/2025	1,500,000	1,548,516
2.00%, 2/15/2025	6,500,000	6,538,340
2.63%, 3/31/2025	3,200,000	3,326,250
2.13%, 5/15/2025	1,600,000	1,620,250
2.00%, 8/15/2025	2,000,000	2,010,937
3.00%, 10/31/2025	500,000	531,875
2.25%, 11/15/2025	1,500,000	1,529,941
1.63%, 2/15/2026	1,500,000	1,472,461
1.63%, 5/15/2026	2,000,000	1,960,938
1.50%, 8/15/2026	6,400,000	6,215,500

U.S. Treasury Obligations (continued)
	Principal Amount	Value

U.S. Treasury Notes (continued)
2.00%, 11/15/2026	$2,700,000	$2,710,125
2.25%, 2/15/2027	5,300,000	5,409,520
2.38%, 5/15/2027	4,000,000	4,120,938
2.25%, 8/15/2027	3,500,000	3,572,598
2.25%, 11/15/2027	10,370,000	10,580,641
2.75%, 2/15/2028	1,000,000	1,059,844
2.88%, 5/15/2028	3,000,000	3,211,641
2.63%, 2/15/2029	1,657,000	1,743,410
2.38%, 5/15/2029	2,000,000	2,062,500

Total U.S. Treasury Obligations (cost $324,086,503)		333,107,728

Total Investments (cost $825,660,132) — 99.2%		853,131,972

Other assets in excess of liabilities — 0.8%		7,312,080

NET ASSETS — 100.0%		$860,444,052

†	Amount rounds to less than 0.1%.
(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $4,325,518 which represents 0.50% of net assets.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2019.
(e)	Investment in affiliate.

ACES	Alternative Credit Enhancement Services
AGM	Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2019, 100% of the market value of the Fund was determined based on Level 2 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Securities 1.3%
	Principal Amount	Value

Airlines 0.1%
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	$871,528	$875,567

Other 1.2%
Diamond CLO Ltd., Series 2019-1A, Class A1, 4.22%, 4/25/2029(a)(b)	9,000,000	9,000,000
SBA Tower Trust, 3.87%, 10/8/2024(b)	5,000,000	5,156,214

		14,156,214

Total Asset-Backed Securities (cost $14,798,787)		15,031,781

Collateralized Mortgage Obligations 1.6%
	Principal Amount	Value

FHLMC REMICS
Series 4039, Class ME, 2.00%, 12/15/2040	703,728	696,573
Series 4026, Class WJ, 2.75%, 8/15/2041	2,323,073	2,361,092
JP Morgan Mortgage Trust
Series 2017-5, Class A1A, 3.00%, 10/26/2048(a)(b)	10,274,454	10,292,392
Series 2019-3, Class A3, 4.00%, 9/25/2049(a)(b)	5,309,431	5,424,879

Total Collateralized Mortgage Obligations (cost $18,710,685)		18,774,936

Commercial Mortgage-Backed Securities 1.7%

	Principal Amount	Value

GNMA REMICS, Series 2019-34, Class AL, 3.15%, 5/16/2059	11,633,231	11,799,655
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.72%, 12/15/2048	8,500,000	9,055,417

Total Commercial Mortgage-Backed Securities (cost $20,328,825)		20,855,072

Corporate Bonds 40.2%

	Principal Amount	Value

Aerospace & Defense 0.0%†
DynCorp International, Inc.,
11.88%, 11/30/2020(c)	128,791	128,946

Air Freight & Logistics 0.8%
FedEx Corp.,
4.05%, 2/15/2048	6,910,000	6,695,737
United Parcel Service of America, Inc.,
8.38%, 4/1/2020	2,500,000	2,596,368

		9,292,105

Corporate Bonds (continued)
	Principal Amount	Value

Auto Components 0.3%
American Axle & Manufacturing, Inc.,
6.63%, 10/15/2022	$2,056,000	$2,081,844
Cooper Tire & Rubber Co.,
8.00%, 12/15/2019	1,550,000	1,573,048

		3,654,892

Banks 3.8%
Citigroup, Inc.,
5.38%, 8/9/2020	860,000	885,594
3.70%, 1/12/2026	2,253,000	2,375,293
3.20%, 10/21/2026	4,000,000	4,087,878
ING Groep NV,
4.10%, 10/2/2023	6,000,000	6,342,991
JPMorgan Chase & Co.,
3.20%, 6/15/2026	11,655,000	12,019,117
Landwirtschaftliche Rentenbank,
3.13%, 11/14/2023	10,400,000	10,931,218
National Westminster Bank plc,
Series C, (ICE LIBOR USD 3 Month + 0.25%), 2.81%, 8/28/2019(d)(e)	130,000	102,537
People’s United Financial, Inc.,
3.65%, 12/6/2022	3,740,000	3,830,467
Royal Bank of Canada,
2.50%, 1/19/2021	4,000,000	4,017,161

		44,592,256

Biotechnology 0.8%
Amgen, Inc.,
5.15%, 11/15/2041	3,875,000	4,477,738
5.38%, 5/15/2043	1,320,000	1,516,884
Biogen, Inc.,
5.20%, 9/15/2045	3,250,000	3,709,942

		9,704,564

Capital Markets 2.5%
Apollo Management Holdings LP,
4.87%, 2/15/2029(b)	3,000,000	3,274,098
BlackRock, Inc.,
3.25%, 4/30/2029	7,445,000	7,805,285
FMR LLC,
7.57%, 6/15/2029(b)	1,000,000	1,375,319
4.95%, 2/1/2033(b)	5,150,000	6,149,451
Morgan Stanley,
3.13%, 7/27/2026	3,658,000	3,709,088
7.25%, 4/1/2032	5,600,000	7,937,442

		30,250,683

Chemicals 1.5%
Blue Cube Spinco LLC,
9.75%, 10/15/2023	2,765,000	3,041,500
Chemours Co. (The),
7.00%, 5/15/2025	525,000	514,956
Chevron Phillips Chemical Co. LLC,
3.40%, 12/1/2026(b)	6,865,000	7,074,199
Cornerstone Chemical Co.,
6.75%, 8/15/2024(b)	1,000,000	922,500
FXI Holdings, Inc.,
7.88%, 11/1/2024(b)	6,500,000	5,850,000

		17,403,155

Commercial Services & Supplies 0.7%
Cimpress NV,
7.00%, 6/15/2026(b)	5,000,000	5,012,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Commercial Services & Supplies (continued)
Harland Clarke Holdings Corp.,
8.38%, 8/15/2022(b)	$150,000	$126,750
ILFC E-Capital Trust I,
+ 1.55%, 14.50% Cap), 4.09%, 12/21/2065(b)(e)	3,000,000	2,100,000
Prime Security Services Borrower LLC,
9.25%, 5/15/2023(b)	1,017,000	1,068,486

		8,307,736

Communications Equipment 0.0%†
CommScope Technologies LLC,
6.00%, 6/15/2025(b)	130,000	118,300

Construction & Engineering 0.0%†
Michael Baker International LLC,
8.75%, 3/1/2023(b)	85,000	85,638
Tutor Perini Corp.,
6.88%, 5/1/2025(b)	60,000	58,875

		144,513

Consumer Finance 1.0%
American Express Co.,
3.00%, 10/30/2024	3,877,000	3,950,601
Capital One Financial Corp.,
3.20%, 1/30/2023	8,000,000	8,160,190
Enova International, Inc.,
8.50%, 9/1/2024(b)	40,000	38,600
SquareTwo Financial Corp.,
0.00%, 5/24/2019^¥(f)	126,572	0

		12,149,391

Containers & Packaging 0.1%
International Paper Co.,
5.00%, 9/15/2035	1,400,000	1,561,693

Diversified Consumer Services 0.1%
Service Corp. International,
5.38%, 5/15/2024	1,099,000	1,127,926

Diversified Telecommunication Services 0.1%
CCO Holdings LLC,
5.13%, 2/15/2023	1,350,000	1,370,250
5.88%, 4/1/2024(b)	200,000	208,000

		1,578,250

Electric Utilities 2.1%
Drax Finco plc,
6.63%, 11/1/2025(b)	800,000	832,000
Duke Energy Carolinas LLC,
4.00%, 9/30/2042	6,515,000	7,009,605
Duke Energy Florida LLC,
3.80%, 7/15/2028	7,325,000	7,953,474
Entergy Arkansas LLC,
4.20%, 4/1/2049	4,550,000	5,102,836
Kansas City Power & Light Co.,
4.20%, 3/15/2048	2,760,000	3,080,563
MidAmerican Energy Co.,
4.25%, 7/15/2049	1,000,000	1,159,220

		25,137,698

Corporate Bonds (continued)
	Principal Amount	Value

Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.,
7.25%, 8/15/2036	$6,312,000	$7,644,733

Energy Equipment & Services 0.6%
Bristow Group, Inc.,
8.75%, 3/1/2023(b)(g)(h)	3,500,000	3,360,000
McDermott Technology Americas, Inc.,
10.63%, 5/1/2024(b)	5,000,000	4,118,750
Transocean Phoenix 2 Ltd.,
7.75%, 10/15/2024(b)	45,000	48,038

		7,526,788

Entertainment 0.4%
Walt Disney Co. (The),
6.15%, 3/1/2037(b)	3,000,000	4,097,067

Equity Real Estate Investment Trusts (REITs) 0.5%
Crown Castle International Corp.,
5.20%, 2/15/2049	2,000,000	2,364,455
HCP, Inc.,
3.25%, 7/15/2026	1,000,000	1,011,724
Public Storage,
3.39%, 5/1/2029	2,750,000	2,885,792

		6,261,971

Food & Staples Retailing 0.2%
Sysco Corp.,
4.85%, 10/1/2045	2,345,000	2,706,370

Health Care Equipment & Supplies 0.0%†
Hill-Rom Holdings, Inc.,
5.75%, 9/1/2023(b)	75,000	77,344

Health Care Providers & Services 1.0%
Anthem, Inc.,
5.10%, 1/15/2044	4,680,000	5,390,962
HCA, Inc.,
4.50%, 2/15/2027	6,135,000	6,517,266

		11,908,228

Hotels, Restaurants & Leisure 1.8%
McDonald’s Corp.,
4.60%, 5/26/2045	3,000,000	3,332,382
4.88%, 12/9/2045	5,000,000	5,776,956
Royal Caribbean Cruises Ltd.,
7.50%, 10/15/2027	1,973,000	2,470,611
VOC Escrow Ltd.,
5.00%, 2/15/2028(b)	2,000,000	2,037,500
Wyndham Destinations, Inc.,
6.35%, 10/1/2025(i)	7,272,000	7,961,386

		21,578,835

Household Durables 0.2%
M/I Homes, Inc.,
5.63%, 8/1/2025	75,000	76,125
NVR, Inc.,
3.95%, 9/15/2022	1,994,000	2,044,849
Shea Homes LP,
5.88%, 4/1/2023(b)	45,000	46,296
6.13%, 4/1/2025(b)	10,000	10,375

		2,177,645

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Household Products 0.3%
Central Garden & Pet Co.,
6.13%, 11/15/2023	$3,694,000	$3,832,525

Independent Power and Renewable Electricity Producers 0.0%†
Vistra Energy Corp.,
8.00%, 1/15/2025(b)	125,000	132,188
8.13%, 1/30/2026(b)	100,000	107,500

		239,688

Industrial Conglomerates 0.9%
General Electric Co.,
(ICE LIBOR USD 3 Month + 1.00%), 3.41%, 3/15/2023(e)	10,000,000	9,936,433
Ingersoll-Rand Global Holding Co. Ltd.,
4.30%, 2/21/2048	1,000,000	1,041,374

		10,977,807

Insurance 1.8%
Brighthouse Financial, Inc.,
3.70%, 6/22/2027	3,000,000	2,905,674
Fidelity National Financial, Inc.,
4.50%, 8/15/2028	4,500,000	4,739,790
Navigators Group, Inc. (The),
5.75%, 10/15/2023	5,000,000	5,578,263
Sompo International Holdings Ltd.,
4.70%, 10/15/2022	4,052,000	4,216,862
Torchmark Corp.,
7.88%, 5/15/2023	2,975,000	3,533,521

		20,974,110

Interactive Media & Services 0.1%
Tencent Holdings Ltd.,
3.60%, 1/19/2028(b)	1,000,000	1,031,174

Internet & Direct Marketing Retail 0.5%
Amazon.com, Inc.,
4.05%, 8/22/2047	4,750,000	5,399,050

Machinery 0.6%
BCD Acquisition, Inc.,
9.63%, 9/15/2023(b)	5,372,000	5,607,025
Meritor, Inc.,
6.25%, 2/15/2024	1,890,000	1,946,700

		7,553,725

Media 0.6%
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022	4,050,000	4,958,892
Comcast Cable Holdings LLC,
9.88%, 6/15/2022	1,165,000	1,388,587
Omnicom Group, Inc.,
3.60%, 4/15/2026	601,000	620,891
Sirius XM Radio, Inc.,
5.38%, 4/15/2025(b)	125,000	129,844

		7,098,214

Metals & Mining 0.4%
Alcoa Nederland Holding BV,
6.75%, 9/30/2024(b)	20,000	21,000

Corporate Bonds (continued)
	Principal Amount	Value

Metals & Mining (continued)
Allegheny Technologies, Inc.,
5.95%, 1/15/2021	$5,000,000	$5,118,750

		5,139,750

Multiline Retail 0.4%
Dillard’s, Inc.,
7.75%, 7/15/2026	4,595,000	5,151,339

Oil, Gas & Consumable Fuels 5.7%
BP Capital Markets America, Inc.,
3.41%, 2/11/2026	3,500,000	3,662,659
Buckeye Partners LP,
3.95%, 12/1/2026	2,000,000	1,782,487
CITGO Petroleum Corp.,
6.25%, 8/15/2022(b)	4,000,000	4,040,000
Enviva Partners LP,
8.50%, 11/1/2021	10,650,000	10,982,813
HollyFrontier Corp.,
5.88%, 4/1/2026	9,000,000	9,959,280
NuStar Logistics LP,
6.00%, 6/1/2026	2,418,000	2,550,990
ONEOK Partners LP,
6.85%, 10/15/2037	3,793,000	4,782,347
PBF Holding Co. LLC,
7.00%, 11/15/2023	5,390,000	5,593,742
7.25%, 6/15/2025	3,000,000	3,142,500
Sunoco Logistics Partners Operations LP,
5.35%, 5/15/2045	4,500,000	4,710,879
Tengizchevroil Finance Co. International Ltd.,
4.00%, 8/15/2026(b)	3,000,000	3,068,280
TransCanada PipeLines Ltd.,
6.20%, 10/15/2037	5,315,000	6,704,803
Valero Energy Corp.,
8.75%, 6/15/2030	2,500,000	3,495,196
7.50%, 4/15/2032	2,641,000	3,583,093

		68,059,069

Paper & Forest Products 0.5%
Boise Cascade Co.,
5.63%, 9/1/2024(b)	75,000	76,875
Louisiana-Pacific Corp.,
4.88%, 9/15/2024	6,200,000	6,324,000

		6,400,875

Pharmaceuticals 0.7%
Merck & Co., Inc.,
3.88%, 1/15/2021	5,005,000	5,111,479
Pfizer, Inc.,
3.60%, 9/15/2028	3,070,000	3,263,867

		8,375,346

Real Estate Management & Development 0.1%
Hunt Cos., Inc.,
6.25%, 2/15/2026(b)	400,000	378,000
Ohana Military Communities LLC,
5.78%, 10/1/2036(b)	1,000,000	1,233,145

		1,611,145

Road & Rail 1.3%
Ashtead Capital, Inc.,
5.63%, 10/1/2024(b)	3,500,000	3,609,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC,
4.90%, 4/1/2044	$7,050,000	$8,525,524
Union Pacific Corp.,
3.55%, 8/15/2039	2,750,000	2,772,030

		14,906,929

Semiconductors & Semiconductor Equipment 0.6%
Broadcom Corp.,
3.50%, 1/15/2028	7,100,000	6,670,547
NVIDIA Corp.,
3.20%, 9/16/2026	592,000	610,637

		7,281,184

Software 0.4%
Citrix Systems, Inc.,
4.50%, 12/1/2027	4,000,000	4,169,856

Specialty Retail 2.9%
Advance Auto Parts, Inc.,
4.50%, 12/1/2023	8,310,000	8,856,815
Foot Locker, Inc.,
8.50%, 1/15/2022	7,915,000	8,785,650
Home Depot, Inc. (The),
4.50%, 12/6/2048	3,250,000	3,864,565
L Brands, Inc.,
6.69%, 1/15/2027	1,800,000	1,786,500
6.95%, 3/1/2033	5,800,000	4,785,000
Rent-A-Center, Inc.,
6.63%, 11/15/2020	6,015,000	6,020,413

		34,098,943

Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.,
2.85%, 5/11/2024	4,501,000	4,618,870
3.75%, 11/13/2047	4,700,000	4,980,269
Dell International LLC,
8.10%, 7/15/2036(b)	1,241,000	1,560,873
Seagate HDD Cayman,
4.25%, 3/1/2022	3,000,000	3,065,746

		14,225,758

Textiles, Apparel & Luxury Goods 0.7%
Michael Kors USA, Inc.,
4.00%, 11/1/2024(b)	4,000,000	4,063,034
Tapestry, Inc.,
4.13%, 7/15/2027	3,570,000	3,631,599

		7,694,633

Thrifts & Mortgage Finance 0.0%†
Provident Funding Associates LP,
6.38%, 6/15/2025(b)	155,000	149,575

Tobacco 0.3%
Altria Group, Inc.,
4.50%, 5/2/2043	3,860,000	3,821,645

Trading Companies & Distributors 1.0%
Air Lease Corp.,
3.25%, 3/1/2025	5,150,000	5,161,703
Beacon Roofing Supply, Inc.,
6.38%, 10/1/2023	60,000	61,950
4.88%, 11/1/2025(b)	2,000,000	1,980,000

Corporate Bonds (continued)
	Principal Amount	Value

Trading Companies & Distributors (continued)
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/2022(b)	$4,000,000	$4,160,000

		11,363,653

Wireless Telecommunication Services 0.0%†
Sprint Corp.,
7.25%, 9/15/2021	75,000	80,531
7.88%, 9/15/2023	250,000	278,750

		359,281

Total Corporate Bonds (cost $465,196,544)		479,046,363

Mortgage-Backed Securities 30.8%
	Principal Amount	Value

FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026	31	32
Pool# C91768
3.50%, 7/1/2034	5,745,303	5,971,981
Pool# G30692
3.50%, 8/1/2034	6,773,623	7,039,274
Pool# G30782
3.50%, 2/1/2035	2,118,305	2,201,946
Pool# C91846
3.00%, 9/1/2035	2,035,927	2,074,504
Pool# C91859
3.50%, 12/1/2035	2,116,239	2,192,646
Pool# C91868
3.50%, 4/1/2036	5,225,490	5,414,096
Pool# C92036
4.00%, 2/1/2039	14,222,379	14,859,479
Pool# A95406
4.00%, 12/1/2040	1,052,018	1,115,978
Pool# Q06025
4.00%, 2/1/2042	1,463,000	1,555,855
Pool# Q10392
3.50%, 8/1/2042	3,184,627	3,320,424
Pool# G08541
3.50%, 8/1/2043	4,611,803	4,808,763
Pool# G08554
3.50%, 10/1/2043	2,651,405	2,764,629
Pool# G08588
4.00%, 5/1/2044	2,283,809	2,409,866
Pool# C09071
4.00%, 2/1/2045	3,821,146	4,027,612
Pool# G08702
3.50%, 4/1/2046	12,832,055	13,257,426
Pool# G08721
3.00%, 9/1/2046	7,760,558	7,880,398
Pool# G08726
3.00%, 10/1/2046	11,377,460	11,552,594
Pool# Q44665
3.00%, 11/1/2046	7,109,614	7,218,685
Pool# Q46283
4.00%, 2/1/2047	7,210,662	7,581,408
Pool# G08758
4.00%, 4/1/2047	11,078,986	11,610,205

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G08761
3.50%, 5/1/2047	$10,158,209	$10,481,000
Pool# Q50035
3.50%, 8/1/2047	12,901,011	13,307,600
Pool# G08779
3.50%, 9/1/2047	10,595,165	10,930,469
Pool# G08793
4.00%, 12/1/2047	10,573,377	11,024,199
FNMA Pool
Pool# AL8289,
2.42%, 4/1/2046 (a)	10,174,945	10,287,772
UMBS Pool
Pool# MA0848
3.50%, 9/1/2026	3,500,497	3,614,261
Pool# AL4235
3.50%, 1/1/2027	4,311,700	4,451,827
Pool# AL4180
3.50%, 9/1/2028	2,054,335	2,121,099
Pool# MA2124
3.00%, 12/1/2029	1,072,591	1,095,071
Pool# MA3313
3.50%, 3/1/2033	6,950,278	7,195,552
Pool# MA3340
3.50%, 4/1/2033	7,321,844	7,580,051
Pool# AL6591
3.00%, 9/1/2033	5,180,971	5,275,830
Pool# MA1608
3.50%, 10/1/2033	6,503,833	6,756,533
Pool# MA1982
3.50%, 8/1/2034	8,201,054	8,519,122
Pool# MA2610
3.00%, 5/1/2036	8,705,050	8,864,510
Pool# MA3697
3.00%, 7/1/2039	9,957,748	10,109,612
Pool# AE0311
3.50%, 8/1/2040	5,455,177	5,678,728
Pool# AB1845
4.00%, 11/1/2040	5,987,458	6,347,498
Pool# AH0315
4.00%, 12/1/2040	8,267,586	8,764,194
Pool# AJ9278
3.50%, 12/1/2041	5,914,061	6,162,067
Pool# AW8165
4.00%, 1/1/2042	4,340,142	4,600,610
Pool# AJ8414
4.00%, 2/1/2042	3,325,783	3,526,272
Pool# AB4696
4.00%, 3/1/2042	2,031,114	2,158,435
Pool# AU2592
3.50%, 8/1/2043	3,136,509	3,268,454
Pool# AX4312
3.50%, 2/1/2045	2,996,258	3,097,610
Pool# AZ7353
3.50%, 11/1/2045	4,945,559	5,109,467
Pool# AS6408
3.50%, 1/1/2046	7,631,043	7,882,056
Pool# AS8583
3.50%, 1/1/2047	12,876,233	13,264,893
Pool# MA3058
4.00%, 7/1/2047	9,673,826	10,111,650
Pool# MA3088
4.00%, 8/1/2047	3,987,073	4,159,202
Pool# CA1191
3.50%, 11/1/2047	9,209,731	9,494,902

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BM3280
4.50%, 11/1/2047	$6,666,562	$7,120,980
Pool# BN4180
4.00%, 12/1/2048	8,813,443	9,140,892
Pool# MA3691
3.00%, 7/1/2049	16,928,670	17,078,675

Total Mortgage-Backed Securities (cost $363,102,912)		367,438,894

U.S. Government Agency Security 0.8%
	Principal Amount	Value

FHLMC,
2.40%, 6/10/2022	9,955,000	9,969,369

Total U.S. Government Agency Security (cost $9,955,000)		9,969,369

U.S. Treasury Obligations 21.6%
	Principal Amount	Value

U.S. Treasury Bonds
3.00%, 5/15/2047	3,750,000	4,105,371
3.00%, 2/15/2049	2,500,000	2,743,848
2.88%, 5/15/2049	7,250,000	7,777,041
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2022 (j)	11,000,000	11,461,587
0.38%, 7/15/2027 (j)	10,000,000	10,580,501
U.S. Treasury Notes
3.63%, 2/15/2020	5,500,000	5,540,820
2.63%, 8/15/2020	10,000,000	10,058,984
1.38%, 8/31/2020	5,000,000	4,964,063
2.38%, 12/31/2020	7,500,000	7,539,551
2.00%, 8/31/2021	4,500,000	4,508,789
2.75%, 2/15/2024	12,500,000	12,986,328
2.25%, 4/30/2024	10,800,000	10,994,484
2.50%, 1/31/2025	28,275,000	29,189,520
2.75%, 2/28/2025	10,000,000	10,459,766
3.00%, 9/30/2025	7,500,000	7,974,023
2.50%, 2/28/2026	21,240,000	21,995,016
2.00%, 11/15/2026	20,690,000	20,767,588
2.38%, 5/15/2027	19,250,000	19,832,012
2.25%, 11/15/2027	5,000,000	5,101,562
2.88%, 5/15/2028	21,365,000	22,872,234
2.38%, 5/15/2029	25,745,000	26,549,531

Total U.S. Treasury Obligations (cost $253,429,725)		258,002,619

Preferred Stocks 0.8%
	Shares	Value

Consumer Finance 0.0%†
SquareTwo Financial Corp., 0.00%, *^¥(f)(k)	355	0

Insurance 0.5%
Enstar Group Ltd., 7.00%, 3/1/2024(k)	140,000	3,715,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Preferred Stocks (continued)
	Shares	Value

Insurance (continued)
Maiden Holdings North America Ltd., 7.75%, 12/1/2043(k)	75,000	$1,656,000
PartnerRe Ltd., 7.25%, 4/29/2021(k)	31,383	852,362

		6,223,962

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment Corp., (ICE LIBOR USD 3 Month + 5.35%), 7.63%, 7/27/2027(e)(k)	100,000	2,590,000

Thrifts & Mortgage Finance 0.1%
FHLMC, (ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.38%, 12/31/2022*(e)(h)(k)	35,000	408,450

Total Preferred Stocks (cost $9,567,324)		9,222,412

Short-Term Investment 0.0%†
	Shares	Value

Money Market Fund 0.0%†

Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (l)(m)	273,655	273,655

Total Short-Term Investment (cost $273,655)		273,655

Repurchase Agreement 0.1%
	Principal Amount	Value

BNP Paribas Securities Corp. 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $861,978, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $879,459. (m)	$861,917	861,917

Total Repurchase Agreement (cost $861,917)		861,917

Total Investments (cost $1,156,225,374) — 98.9%		1,179,477,018

Other assets in excess of liabilities — 1.1%		13,175,209

NET ASSETS — 100.0%		$1,192,652,227

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $109,311,459 which represents 9.17% of net assets.

(c)	PIK -- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the blend rate.
(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(g)	Security in default.
(h)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $1,071,944, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $273,655 and $861,917, respectively, a total value of $1,135,572.

(i)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2019.
(j)	Principal amounts are not adjusted for inflation.
(k)

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of July 31, 2019.

(l)	Represents 7-day effective yield as of July 31, 2019.
(m)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $1,135,572.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$15,031,781	$–	$15,031,781
Collateralized Mortgage Obligations	–	18,774,936	–	18,774,936
Commercial Mortgage-Backed Securities	–	20,855,072	–	20,855,072
Corporate Bonds
Aerospace & Defense	–	128,946	–	128,946
Air Freight & Logistics	–	9,292,105	–	9,292,105
Auto Components	–	3,654,892	–	3,654,892
Banks	–	44,592,256	–	44,592,256
Biotechnology	–	9,704,564	–	9,704,564
Capital Markets	–	30,250,683	–	30,250,683
Chemicals	–	17,403,155	–	17,403,155
Commercial Services & Supplies	–	8,307,736	–	8,307,736
Communications Equipment	–	118,300	–	118,300
Construction & Engineering	–	144,513	–	144,513
Consumer Finance	–	12,149,391	–	12,149,391
Containers & Packaging	–	1,561,693	–	1,561,693
Diversified Consumer Services	–	1,127,926	–	1,127,926
Diversified Telecommunication Services	–	1,578,250	–	1,578,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Electric Utilities	$–	$25,137,698	$–	$25,137,698
Electronic Equipment, Instruments & Components	–	7,644,733	–	7,644,733
Energy Equipment & Services	–	7,526,788	–	7,526,788
Entertainment	–	4,097,067	–	4,097,067
Equity Real Estate Investment Trusts (REITs)	–	6,261,971	–	6,261,971
Food & Staples Retailing	–	2,706,370	–	2,706,370
Health Care Equipment & Supplies	–	77,344	–	77,344
Health Care Providers & Services	–	11,908,228	–	11,908,228
Hotels, Restaurants & Leisure	–	21,578,835	–	21,578,835
Household Durables	–	2,177,645	–	2,177,645
Household Products	–	3,832,525	–	3,832,525
Independent Power and Renewable Electricity Producers	–	239,688	–	239,688
Industrial Conglomerates	–	10,977,807	–	10,977,807
Insurance	–	20,974,110	–	20,974,110
Interactive Media & Services	–	1,031,174	–	1,031,174
Internet & Direct Marketing Retail	–	5,399,050	–	5,399,050
Machinery	–	7,553,725	–	7,553,725
Media	–	7,098,214	–	7,098,214
Metals & Mining	–	5,139,750	–	5,139,750
Multiline Retail	–	5,151,339	–	5,151,339
Oil, Gas & Consumable Fuels	–	68,059,069	–	68,059,069
Paper & Forest Products	–	6,400,875	–	6,400,875
Pharmaceuticals	–	8,375,346	–	8,375,346
Real Estate Management & Development	–	1,611,145	–	1,611,145
Road & Rail	–	14,906,929	–	14,906,929
Semiconductors & Semiconductor Equipment	–	7,281,184	–	7,281,184
Software	–	4,169,856	–	4,169,856
Specialty Retail	–	34,098,943	–	34,098,943
Technology Hardware, Storage & Peripherals	–	14,225,758	–	14,225,758
Textiles, Apparel & Luxury Goods	–	7,694,633	–	7,694,633
Thrifts & Mortgage Finance	–	149,575	–	149,575
Tobacco	–	3,821,645	–	3,821,645
Trading Companies & Distributors	–	11,363,653	–	11,363,653
Wireless Telecommunication Services	–	359,281	–	359,281
Total Corporate Bonds	$–	$479,046,363	$–	$479,046,363
Mortgage-Backed Securities	–	367,438,894	–	367,438,894
Preferred Stocks
Consumer Finance	–	–	–	–
Insurance	6,223,962	–	–	6,223,962
Mortgage Real Estate Investment Trusts (REITs)	2,590,000	–	–	2,590,000
Thrifts & Mortgage Finance	408,450	–	–	408,450
Total Preferred Stocks	$9,222,412	$–	$–	$9,222,412
Repurchase Agreement	–	861,917	–	861,917
Short-Term Investment	273,655	–	–	273,655
U.S. Government Agency Security	–	9,969,369	–	9,969,369
U.S. Treasury Obligations	–	258,002,619	–	258,002,619
Total	$9,496,067	$1,169,980,951	$–	$1,179,477,018

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

During the period ended July 31, 2019, the Fund held one corporate bond and one preferred stock investment that were categorized as Level 3 investments which were each valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Corporate Bonds	Preferred Stock	Total
Balance as of 10/31/2018	$—	$—	$—
Accrued Accretion/(Amortization)	4,660	—	4,660
Realized Gains (Losses)	—	—	—
Purchases	—	—	—

Sales	(5,845)	—	(5,845)
Change in Unrealized Appreciation/Depreciation	(10,587)	—	(10,587)
Transfers Into Level 3	11,772	—	11,772
Transfers Out of Level 3	—	—	—
Balance as of 7/31/2019	$—	$—	$—
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2019	$(10,587)	$—	$(10,587)

Amounts designated as “—” are zero or have been rounded to zero.

Transfers into or out of Level 3 are generally due to a change in market value methodology. If a security was valued using the last quoted sales price from the local exchange on which it traded and applied a fair value factor received from an independent fair value pricing service, it resulted in a Level 2 classification. If the FVC determined a fair value for a security, it resulted in a Level 3 classification.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination 2010 Fund

Investment Companies 75.7%
	Shares	Value

Alternative Assets 5.7%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	93,234	$969,630

Total Alternative Assets (cost $967,348)		969,630

Equity Funds 35.3%
Nationwide International Index Fund, Class R6 (a)	187,271	1,423,256
Nationwide Mid Cap Market Index Fund, Class R6 (a)	22,117	345,473
Nationwide Multi-Cap Portfolio, Class R6 (a)	373,457	4,261,144

Total Equity Funds (cost $5,738,089)		6,029,873

Fixed Income Funds 34.7%
Nationwide Bond Index Fund, Class R6 (a)	285,940	3,193,953
Nationwide Core Plus Bond Fund, Class R6 (a)	156,053	1,608,906
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	113,432	1,134,319

Total Fixed Income Funds (cost $5,803,264)		5,937,178

Total Investment Companies (cost $12,508,701)		12,936,681

Exchange Traded Funds 4.6%
	Shares	Value

Equity Fund 1.4%
iShares Core MSCI Emerging Markets ETF	4,967	249,244

Fixed Income Fund 3.2%
iShares 20+ Year Treasury Bond ETF	4,105	545,513

Total Exchange Traded Funds (cost $820,722)		794,757

Investment Contract 19.7%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$3,374,195	3,374,195

Total Investment Contract (cost $3,374,195)		3,374,195

Total Investments (cost $16,703,618) — 100.0%		17,105,633

Liabilities in excess of other assets — 0.0%†		(8,462)

NET ASSETS — 100.0%		$17,097,171

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$794,757	$–	$–	$794,757
Investment Companies	12,936,681	–	–	12,936,681
Investment Contract	–	–	3,374,195	3,374,195
Total	$13,731,438	$–	$3,374,195	$17,105,633

Amounts designated as “–” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$3,514,732	$3,514,732
Purchases*	885,610	885,610
Sales	(1,026,147)	(1,026,147)
Change in Unrealized Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 7/31/2019	$3,374,195	$3,374,195

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination 2020 Fund

Investment Companies 82.0%
	Shares	Value

Alternative Assets 4.4%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	864,904	$8,995,002

Total Alternative Assets (cost $8,993,703)		8,995,002

Equity Funds 44.3%
Nationwide International Index Fund, Class R6 (a)	3,226,929	24,524,658
Nationwide Mid Cap Market Index Fund, Class R6 (a)	391,692	6,118,223
Nationwide Multi-Cap Portfolio, Class R6 (a)	5,192,328	59,244,459
Nationwide Small Cap Index Fund, Class R6 (a)	81,507	825,661

Total Equity Funds (cost $85,180,681)		90,713,001

Fixed Income Funds 33.3%
Nationwide Bond Index Fund, Class R6 (a)	3,657,858	40,858,274
Nationwide Core Plus Bond Fund, Class R6 (a)	1,667,819	17,195,212
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,016,758	10,167,577

Total Fixed Income Funds (cost $66,724,608)		68,221,063

Total Investment Companies (cost $160,898,992)		167,929,066

Exchange Traded Funds 5.1%
	Shares	Value

Equity Fund 2.9%
iShares Core MSCI Emerging Markets ETF	116,630	5,852,493

Fixed Income Fund 2.2%
iShares 20+ Year Treasury Bond ETF	34,637	4,602,911

Total Exchange Traded Funds (cost $10,799,158)		10,455,404

Investment Contract 12.9%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$26,477,826	26,477,826

Total Investment Contract (cost $26,477,826)		26,477,826

Total Investments (cost $198,175,976) — 100.0%		204,862,296

Liabilities in excess of other assets — 0.0%†		(89,919)

NET ASSETS — 100.0%		$204,772,377

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$10,455,404	$–	$–	$10,455,404
Investment Companies	167,929,066	–	–	167,929,066
Investment Contract	–	–	26,477,826	26,477,826
Total	$178,384,470	$–	$26,477,826	$204,862,296

Amounts designated as “–” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$23,680,455	$23,680,455
Purchases*	7,507,683	7,507,683
Sales	(4,710,312)	(4,710,312)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 7/31/2019	$26,477,826	26,477,826

Amounts designated as “—” are zero or have been rounded to zero

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination 2025 Fund

Investment Companies 84.2%
	Shares	Value

Alternative Assets 3.7%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	1,051,780	$ 10,938,511

Total Alternative Assets (cost $10,930,239)		10,938,511

Equity Funds 52.5%
Nationwide International Index Fund, Class R6 (a)	5,831,929	44,322,659
Nationwide Mid Cap Market Index Fund, Class R6 (a)	654,000	10,215,481
Nationwide Multi-Cap Portfolio, Class R6 (a)	8,395,049	95,787,504
Nationwide Small Cap Index Fund, Class R6 (a)	593,922	6,016,432

Total Equity Funds (cost $148,988,982)		156,342,076

Fixed Income Funds 28.0%
Nationwide Bond Index Fund, Class R6 (a)	5,002,807	55,881,352
Nationwide Core Plus Bond Fund, Class R6 (a)	2,110,323	21,757,429
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	598,679	5,986,791

Total Fixed Income Funds (cost $81,888,475)		83,625,572

Total Investment Companies (cost $241,807,696)		250,906,159

Exchange Traded Funds 6.9%
	Shares	Value

Equity Fund 4.3%
iShares Core MSCI Emerging Markets ETF	254,700	12,780,846

Fixed Income Fund 2.6%
iShares 20+ Year Treasury Bond ETF	59,818	7,949,214

Total Exchange Traded Funds (cost $21,657,705)		20,730,060

Investment Contract 8.9%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$26,480,495	26,480,495

Total Investment Contract (cost $26,480,495)		26,480,495

Total Investments (cost $289,945,896) — 100.0%		298,116,714

Liabilities in excess of other assets — 0.0%†		(148,338)

NET ASSETS — 100.0%		$ 297,968,376

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$20,730,060	$–	$–	$20,730,060
Investment Companies	250,906,159	–	–	250,906,159
Investment Contract	–	–	26,480,495	26,480,495
Total	$271,636,219	$–	$26,480,495	$298,116,714

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$25,371,866	$25,371,866
Purchases*	5,162,764	5,162,764
Sales	(4,054,135)	(4,054,135)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 7/31/2019	$26,480,495	$26,480,495

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination 2030 Fund

Investment Companies 89.9%
	Shares	Value

Alternative Assets 2.7%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	808,655	$ 8,410,008

Total Alternative Assets (cost $8,396,363)		8,410,008

Equity Funds 62.3%
Nationwide International Index Fund, Class R6 (a)	7,362,895	55,957,998
Nationwide Mid Cap Market Index Fund, Class R6 (a)	923,993	14,432,775
Nationwide Multi-Cap Portfolio, Class R6 (a)	10,437,161	119,088,011
Nationwide Small Cap Index Fund, Class R6 (a)	709,060	7,182,775

Total Equity Funds (cost $188,947,157)		196,661,559

Fixed Income Funds 24.9%
Nationwide Bond Index Fund, Class R6 (a)	4,986,916	55,703,855
Nationwide Core Plus Bond Fund, Class R6 (a)	1,930,544	19,903,912
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	317,656	3,176,557

Total Fixed Income Funds (cost $77,154,119)		78,784,324

Total Investment Companies (cost $274,497,639)		283,855,891

Exchange Traded Funds 6.0%

	Shares	Value

Equity Fund 5.5%
iShares Core MSCI Emerging Markets ETF	345,836	17,354,051

Fixed Income Fund 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF	18,230	1,584,735

Total Exchange Traded Funds (cost $20,585,964)		18,938,786

Investment Contract 4.1%

	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$13,049,858	13,049,858

Total Investment Contract (cost $13,049,858)		13,049,858

Total Investments (cost $308,133,461) — 100.0%		315,844,535

Liabilities in excess of other assets — 0.0%†		(128,622)

NET ASSETS — 100.0%		$ 315,715,913

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$18,938,786	$–	$–	$18,938,786
Investment Companies	283,855,891	–	–	283,855,891
Investment Contract	–	–	13,049,858	13,049,858
Total	$302,794,677	$–	$13,049,858	$315,844,535

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$12,145,531	$ 12,145,531
Purchases*	2,727,860	2,727,860
Sales	(1,823,533)	(1,823,533)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 7/31/2019	$13,049,858	$ 13,049,858

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination 2035 Fund

Investment Companies 88.8%
	Shares	Value

Alternative Assets 2.5%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	651,205	$ 6,772,536

Total Alternative Assets (cost $6,759,884)		6,772,536

Equity Funds 72.3%
Nationwide International Index Fund, Class R6 (a)	7,104,182	53,991,785
Nationwide Mid Cap Market Index Fund, Class R6 (a)	956,678	14,943,303
Nationwide Multi-Cap Portfolio, Class R6 (a)	10,221,101	116,622,768
Nationwide Small Cap Index Fund, Class R6 (a)	734,155	7,436,992

Total Equity Funds (cost $185,788,271)		192,994,848

Fixed Income Funds 14.0%
Nationwide Bond Index Fund, Class R6 (a)	2,595,242	28,988,850
Nationwide Core Plus Bond Fund, Class R6 (a)	819,061	8,444,522

Total Fixed Income Funds (cost $36,737,460)		37,433,372

Total Investment Companies (cost $229,285,615)		237,200,756

Exchange Traded Funds 8.1%
	Shares	Value

Equity Fund 7.1%
iShares Core MSCI Emerging Markets ETF	377,190	18,927,394

Fixed Income Fund 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	30,854	2,682,138

Total Exchange Traded Funds (cost $23,327,412)		21,609,532

Investment Contract 3.1%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$8,392,466	8,392,466

Total Investment Contract (cost $8,392,466)		8,392,466

Total Investments (cost $261,005,493) — 100.0%		267,202,754

Liabilities in excess of other assets — 0.0%†		(111,821)

NET ASSETS — 100.0%		$ 267,090,933

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$21,609,532	$–	$–	$21,609,532
Investment Companies	237,200,756	–	–	237,200,756
Investment Contract	–	–	8,392,466	8,392,466
Total	$258,810,288	$–	$8,392,466	$267,202,754

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$7,939,336	$7,939,336
Purchases*	1,885,650	1,885,650
Sales	(1,432,520)	(1,432,520)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 7/31/2019	$8,392,466	$8,392,466

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination 2040 Fund

Investment Companies 88.7%
	Shares	Value

Alternative Assets 0.1%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	28,228	$ 293,573

Total Alternative Assets (cost $291,885)		293,573

Equity Funds 78.3%
Nationwide International Index Fund, Class R6 (a)	5,918,997	44,984,377
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,004,884	15,696,290
Nationwide Multi-Cap Portfolio, Class R6 (a)	9,401,891	107,275,574
Nationwide Small Cap Index Fund, Class R6 (a)	612,017	6,199,731

Total Equity Funds (cost $167,318,030)		174,155,972

Fixed Income Funds 10.3%
Nationwide Bond Index Fund, Class R6 (a)	1,448,970	16,184,999
Nationwide Core Plus Bond Fund, Class R6 (a)	656,616	6,769,713

Total Fixed Income Funds (cost $22,500,831)		22,954,712

Total Investment Companies (cost $190,110,746)		197,404,257

Exchange Traded Funds 9.2%
	Shares	Value

Equity Fund 7.3%
iShares Core MSCI Emerging Markets ETF	324,878	$16,302,378

Fixed Income Fund 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF	50,221	4,365,712

Total Exchange Traded Funds (cost $22,073,498)		20,668,090

Investment Contract 2.1%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$4,596,579	4,596,579

Total Investment Contract (cost $4,596,579)		4,596,579

Total Investments
(cost $216,780,823) — 100.0%		222,668,926

Liabilities in excess of other assets — 0.0%†		(103,733)

NET ASSETS — 100.0%		$ 222,565,193

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$20,668,090	$–	$–	$20,668,090
Investment Companies	197,404,257	–	–	197,404,257
Investment Contract	–	–	4,596,579	4,596,579
Total	$218,072,347	$–	$4,596,579	$222,668,926
Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$4,283,686	$ 4,283,686
Purchases*	1,051,283	1,051,283
Sales	(738,390)	(738,390)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 7/31/2019	$4,596,579	$ 4,596,579

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination 2045 Fund

Investment Companies 90.7%
	Shares	Value

Equity Funds 81.5%
Nationwide International Index Fund, Class R6 (a)	4,894,335	$37,196,945
Nationwide Mid Cap Market Index Fund, Class R6 (a)	774,223	12,093,361
Nationwide Multi-Cap Portfolio, Class R6 (a)	7,758,730	88,527,108
Nationwide Small Cap Index Fund, Class R6 (a)	525,602	5,324,352

Total Equity Funds (cost $137,156,183)		143,141,766

Fixed Income Funds 9.2%
Nationwide Bond Index Fund, Class R6 (a)	1,112,734	12,429,234
Nationwide Core Plus Bond Fund, Class R6 (a)	353,222	3,641,721

Total Fixed Income Funds (cost $15,764,937)		16,070,955

Total Investment Companies (cost $152,921,120)		159,212,721

Exchange Traded Funds 9.3%
	Shares	Value

Equity Fund 7.3%
iShares Core MSCI Emerging Markets ETF	256,171	12,854,661

Fixed Income Fund 2.0% iShares iBoxx $ High Yield Corporate Bond ETF	40,500	3,520,665

Total Exchange Traded Funds (cost $17,528,324)		16,375,326

Investment Contract 0.1%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$177,090	177,090

Total Investment Contract (cost $177,090)		177,090

Total Investments
(cost $170,626,534) — 100.1%		175,765,137

Liabilities in excess of other assets — (0.1)%		(89,994)

NET ASSETS — 100.0%		$175,675,143

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2045 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$16,375,326	$–	$–	$16,375,326
Investment Companies	159,212,721	–	–	159,212,721
Investment Contract	–	–	177,090	177,090
Total	$175,588,047	$–	$177,090	$175,765,137

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2045 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$—	$—
Purchases*	177,572	177,572
Sales	(482)	(482)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 7/31/2019	$177,090	$177,090

Amounts designated as “—” are zero or have been rounded to zero

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination 2050 Fund

Investment Companies 90.2%
	Shares	Value

Equity Funds 83.0%
Nationwide International Index Fund, Class R6 (a)	4,073,322	$ 30,957,245
Nationwide Mid Cap Market Index Fund, Class R6 (a)	732,181	11,436,666
Nationwide Multi-Cap Portfolio, Class R6 (a)	6,515,094	74,337,217
Nationwide Small Cap Index Fund, Class R6 (a)	437,834	4,435,260

Total Equity Funds (cost $116,497,899)		121,166,388

Fixed Income Funds 7.2%
Nationwide Bond Index Fund, Class R6 (a)	798,522	8,919,493
Nationwide Core Plus Bond Fund, Class R6 (a)	150,216	1,548,724

Total Fixed Income Funds (cost $10,273,977)		10,468,217

Total Investment Companies (cost $126,771,876)		131,634,605

Exchange Traded Funds 9.8%
	Shares	Value

Equity Fund 7.8%
iShares Core MSCI Emerging Markets ETF	227,238	11,402,803

Fixed Income Fund 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	33,741	2,933,105

Total Exchange Traded Funds (cost $15,279,044)		14,335,908

Total Investments (cost $142,050,920) — 100.0%		145,970,513

Liabilities in excess of other assets — 0.0%†		(56,548)

NET ASSETS — 100.0%		$ 145,913,965

†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2050 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination 2055 Fund

Investment Companies 91.1%
	Shares	Value

Equity Funds 84.1%
Nationwide International Index Fund, Class R6 (a)	2,290,755	$17,409,738
Nationwide Mid Cap Market Index Fund, Class R6 (a)	427,290	6,674,271
Nationwide Multi-Cap Portfolio, Class R6 (a)	3,700,176	42,219,005
Nationwide Small Cap Index Fund, Class R6 (a)	265,937	2,693,937

Total Equity Funds (cost $66,381,261)		68,996,951

Fixed Income Funds 7.0%
Nationwide Bond Index Fund, Class R6 (a)	445,354	4,974,605
Nationwide Core Plus Bond Fund, Class R6 (a)	80,457	829,514

Total Fixed Income Funds (cost $5,661,364)		5,804,119

Total Investment Companies (cost $72,042,625)		74,801,070

Exchange Traded Funds 8.9%
	Shares	Value

Equity Fund 7.8%
iShares Core MSCI Emerging Markets ETF	128,169	6,431,520

Fixed Income Fund 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF	9,963	866,084

Total Exchange Traded Funds (cost $7,816,622)		7,297,604

Total Investments (cost $79,859,247) — 100.0%		82,098,674

Liabilities in excess of other assets — 0.0%†		(40,921)

NET ASSETS — 100.0%		$82,057,753

†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2055 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination 2060 Fund

Investment Companies 90.7%
	Shares	Value

Equity Funds 84.6%
Nationwide International Index Fund, Class R6 (a)	625,768	$ 4,755,840
Nationwide Mid Cap Market Index Fund, Class R6 (a)	116,856	1,825,287
Nationwide Multi-Cap Portfolio, Class R6 (a)	1,020,531	11,644,264
Nationwide Small Cap Index Fund, Class R6 (a)	72,861	738,084

Total Equity Funds (cost $18,329,073)		18,963,475

Fixed Income Funds 6.1%
Nationwide Bond Index Fund, Class R6 (a)	102,399	1,143,801
Nationwide Core Plus Bond Fund, Class R6 (a)	21,980	226,609

Total Fixed Income Funds (cost $1,330,010)		1,370,410

Total Investment Companies (cost $19,659,083)		20,333,885

Exchange Traded Funds 9.3%
	Shares	Value

Equity Fund 8.3%
iShares Core MSCI Emerging Markets ETF	37,110	1,862,180

Fixed Income Fund 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	2,591	225,235

Total Exchange Traded Funds (cost $2,212,298)		2,087,415

Total Investments (cost $21,871,381) — 100.0%		22,421,300

Liabilities in excess of other assets — 0.0%†		(6,643)

NET ASSETS — 100.0%		$ 22,414,657

†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination 2060 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund)

Investment Companies 76.8%
	Shares	Value

Alternative Assets 5.7%
Nationwide Amundi Strategic Income Fund, Class R6 (a)	367,487	$ 3,821,863

Total Alternative Assets (cost $3,819,547)		3,821,863

Equity Funds 37.3%
Nationwide International Index Fund, Class R6 (a)	868,342	6,599,399
Nationwide Mid Cap Market Index Fund, Class R6 (a)	98,076	1,531,942
Nationwide Multi-Cap Portfolio, Class R6 (a)	1,479,650	16,882,804
Nationwide Small Cap Index Fund, Class R6 (a)	8,696	88,094

Total Equity Funds (cost $23,638,245)		25,102,239

Fixed Income Funds 33.8%
Nationwide Bond Index Fund, Class R6 (a)	1,081,591	12,081,375
Nationwide Core Plus Bond Fund, Class R6 (a)	615,065	6,341,325
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	430,223	4,302,228

Total Fixed Income Funds (cost $22,238,729)		22,724,928

Total Investment Companies (cost $49,696,521)		51,649,030

Exchange Traded Funds 5.0%
	Shares	Value

Equity Fund 1.9%
iShares Core MSCI Emerging Markets ETF	26,348	1,322,143

Fixed Income Fund 3.1%
iShares 20+ Year Treasury Bond ETF	15,563	2,068,167

Total Exchange Traded Funds (cost $3,451,137)		3,390,310

Investment Contract 18.2%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$12,278,160	12,278,160

Total Investment Contract (cost $12,278,160)		12,278,160

Total Investments (cost $65,425,818) — 100.0%		67,317,500

Liabilities in excess of other assets — 0.0%†		(29,777)

NET ASSETS — 100.0%		$ 67,287,723

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,390,310	$–	$–	$3,390,310
Investment Companies	51,649,030	–	–	51,649,030
Investment Contract	–	–	12,278,160	12,278,160
Total	$55,039,340	$–	$12,278,160	$67,317,500

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Destination Retirement Fund (formerly, Nationwide Destination 2015 Fund) (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$11,372,582	$ 11,372,582
Purchases*	3,603,721	3,603,721
Sales	(2,698,143)	(2,698,143)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 7/31/2019	$12,278,160	$ 12,278,160

Amounts designated as “—” are zero or have been rounded to zero

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Diamond Hill Large Cap Concentrated Fund

Common Stocks 99.3%
	Shares	Value

Aerospace & Defense 4.8%
United Technologies Corp.	8,831	$1,179,822

Auto Components 3.2%
BorgWarner, Inc.	20,852	788,206

Banks 11.9%
Citigroup, Inc.	27,710	1,971,844
JPMorgan Chase & Co.	7,931	919,996

		2,891,840

Beverages 4.4%
PepsiCo, Inc.	8,431	1,077,566

Consumer Finance 4.6%
Discover Financial Services	12,515	1,123,096

Diversified Financial Services 5.9%
Berkshire Hathaway, Inc., Class B *	6,973	1,432,463

Entertainment 5.1%
Walt Disney Co. (The)	8,650	1,237,036

Health Care Equipment & Supplies 8.4%
Abbott Laboratories	23,482	2,045,282

Household Durables 4.2%
NVR, Inc. *	307	1,026,651

Household Products 4.9%
Procter & Gamble Co. (The)	10,142	1,197,162

Insurance 11.7%
American International Group, Inc.	24,055	1,346,840
MetLife, Inc.	30,448	1,504,740

		2,851,580

Interactive Media & Services 10.2%
Alphabet, Inc., Class A *	1,196	1,456,967
Facebook, Inc., Class A *	5,358	1,040,684

		2,497,651

Oil, Gas & Consumable Fuels 2.2%
Cimarex Energy Co.	10,799	547,185

Pharmaceuticals 3.9%
Pfizer, Inc.	24,567	954,182

Software 4.5%
Microsoft Corp.	8,040	1,095,611

Specialty Retail 4.9%
TJX Cos., Inc. (The)	21,748	1,186,571

Tobacco 4.5%
Philip Morris International, Inc.	13,131	1,097,883

Total Investments (cost $21,549,447) — 99.3%		24,229,787

Other assets in excess of liabilities — 0.7%		178,761

NET ASSETS — 100.0%		$24,408,548

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Diamond Hill Large Cap Concentrated Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund

Common Stocks 77.3%

	Shares	Value

Aerospace & Defense 2.0%
Arconic, Inc.	3,133	$78,450
Boeing Co. (The)	4,058	1,384,508
General Dynamics Corp.	2,108	391,962
Huntington Ingalls Industries, Inc.	324	73,969
L3Harris Technologies, Inc.	1,718	356,657
Lockheed Martin Corp.	1,909	691,383
Northrop Grumman Corp.	1,318	455,461
Raytheon Co.	2,158	393,382
Textron, Inc.	1,866	91,994
TransDigm Group, Inc. *	382	185,438
United Technologies Corp.	6,295	841,012

		4,944,216

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	1,027	85,990
Expeditors International of Washington, Inc.	1,374	104,905
FedEx Corp.	1,858	316,845
United Parcel Service, Inc., Class B	5,408	646,094

		1,153,834

Airlines 0.3%
Alaska Air Group, Inc.	990	62,726
American Airlines Group, Inc.	3,124	95,313
Delta Air Lines, Inc.	4,663	284,630
Southwest Airlines Co.	3,782	194,887
United Airlines Holdings, Inc. *	1,732	159,188

		796,744

Auto Components 0.1%
Aptiv plc	2,017	176,790
BorgWarner, Inc.	1,661	62,786

		239,576

Automobiles 0.3%
Ford Motor Co.	30,249	288,273
General Motors Co.	10,222	412,355
Harley-Davidson, Inc.	1,228	43,938

		744,566

Banks 4.3%
Bank of America Corp.	68,599	2,104,617
BB&T Corp.	5,911	304,594
Citigroup, Inc.	17,936	1,276,326
Citizens Financial Group, Inc.	3,580	133,391
Comerica, Inc.	1,211	88,645
Fifth Third Bancorp	5,710	169,530
First Republic Bank	1,280	127,181
Huntington Bancshares, Inc.	8,147	116,095
JPMorgan Chase & Co.	25,197	2,922,852
KeyCorp	7,841	144,039
M&T Bank Corp.	1,075	176,569
People’s United Financial, Inc.	2,969	48,751
PNC Financial Services Group, Inc. (The)	3,506	501,007
Regions Financial Corp.	7,848	125,019
SunTrust Banks, Inc.	3,436	228,838
SVB Financial Group *	418	96,963
US Bancorp	11,626	664,426
Wells Fargo & Co.	31,438	1,521,913
Zions Bancorp NA	1,456	65,622

		10,816,378

Beverages 1.4%
Brown-Forman Corp., Class B	1,300	71,253
Coca-Cola Co. (The)	29,800	1,568,374
Constellation Brands, Inc., Class A	1,290	253,898
Molson Coors Brewing Co., Class B	1,463	78,987
Monster Beverage Corp. *	3,001	193,474

Common Stocks (continued)
	Shares	Value

Beverages (continued)
PepsiCo, Inc.	10,880	$1,390,573

		3,556,559

Biotechnology 1.6%
AbbVie, Inc.	11,473	764,331
Alexion Pharmaceuticals, Inc. *	1,731	196,105
Amgen, Inc.	4,748	885,882
Biogen, Inc. *	1,506	358,157
Celgene Corp. *	5,473	502,750
Gilead Sciences, Inc.	9,854	645,634
Incyte Corp. *	1,381	117,274
Regeneron Pharmaceuticals, Inc. *	607	184,989
Vertex Pharmaceuticals, Inc. *	1,977	329,408

		3,984,530

Building Products 0.2%
Allegion plc	748	77,448
AO Smith Corp.	1,070	48,631
Fortune Brands Home & Security, Inc.	1,076	59,115
Johnson Controls International plc	6,161	261,473
Masco Corp.	2,289	93,323

		539,990

Capital Markets 2.1%
Affiliated Managers Group, Inc.	400	34,316
Ameriprise Financial, Inc.	1,052	153,077
Bank of New York Mellon Corp. (The)	6,600	309,672
BlackRock, Inc.	927	433,539
Cboe Global Markets, Inc.	866	94,662
Charles Schwab Corp. (The)	9,173	396,457
CME Group, Inc.	2,792	542,821
E*TRADE Financial Corp.	1,920	93,677
Franklin Resources, Inc.	2,308	75,310
Goldman Sachs Group, Inc. (The)	2,647	582,684
Intercontinental Exchange, Inc.	4,398	386,408
Invesco Ltd.	3,029	58,127
MarketAxess Holdings, Inc.	298	100,438
Moody’s Corp.	1,287	275,856
Morgan Stanley	9,947	443,238
MSCI, Inc.	657	149,297
Nasdaq, Inc.	930	89,624
Northern Trust Corp.	1,716	168,168
Raymond James Financial, Inc.	957	77,201
S&P Global, Inc.	1,922	470,794
State Street Corp.	2,935	170,494
T. Rowe Price Group, Inc.	1,852	209,998

		5,315,858

Chemicals 1.5%
Air Products & Chemicals, Inc.	1,699	387,831
Albemarle Corp. (a)	827	60,338
Celanese Corp.	966	108,356
CF Industries Holdings, Inc.	1,721	85,293
Corteva, Inc.	5,804	171,218
Dow, Inc.	5,804	281,146
DuPont de Nemours, Inc.	5,803	418,745
Eastman Chemical Co.	1,090	82,132
Ecolab, Inc.	1,959	395,189
FMC Corp.	1,015	87,716
International Flavors & Fragrances, Inc.	788	113,464
Linde plc	4,222	807,584
LyondellBasell Industries NV, Class A	2,134	178,594
Mosaic Co. (The)	2,770	69,776
PPG Industries, Inc.	1,853	217,524

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
Sherwin-Williams Co. (The)	631	$323,728

		3,788,634

Commercial Services & Supplies 0.3%
Cintas Corp.	657	171,109
Copart, Inc. *	1,576	122,187
Republic Services, Inc.	1,673	148,312
Rollins, Inc.	1,159	38,861
Waste Management, Inc.	3,017	352,989

		833,458

Communications Equipment 0.9%
Arista Networks, Inc. *	406	111,021
Cisco Systems, Inc.	33,208	1,839,723
F5 Networks, Inc. *	451	66,171
Juniper Networks, Inc.	2,574	69,549
Motorola Solutions, Inc.	1,270	210,769

		2,297,233

Construction & Engineering 0.0%†
Jacobs Engineering Group, Inc.	888	73,269
Quanta Services, Inc.	1,103	41,274

		114,543

Construction Materials 0.1%
Martin Marietta Materials, Inc.	485	120,158
Vulcan Materials Co.	1,025	141,809

		261,967

Consumer Finance 0.6%
American Express Co.	5,309	660,280
Capital One Financial Corp.	3,621	334,653
Discover Financial Services	2,546	228,478
Synchrony Financial	4,951	177,642

		1,401,053

Containers & Packaging 0.3%
Amcor plc *	12,580	133,348
Avery Dennison Corp.	649	74,551
Ball Corp.	2,595	185,491
International Paper Co.	3,108	136,472
Packaging Corp. of America	734	74,112
Sealed Air Corp.	1,189	49,688
Westrock Co.	2,078	74,912

		728,574

Distributors 0.1%
Genuine Parts Co.	1,134	110,134
LKQ Corp. *	2,348	63,232

		173,366

Diversified Consumer Services 0.0%†
H&R Block, Inc.	1,543	42,726

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B *	15,034	3,088,435
Jefferies Financial Group, Inc.	1,953	41,657

		3,130,092

Diversified Telecommunication Services 1.5%
AT&T, Inc.	56,615	1,927,741
CenturyLink, Inc.	7,410	89,587
Verizon Communications, Inc.	32,083	1,773,227

		3,790,555

Electric Utilities 1.5%
Alliant Energy Corp.	1,840	91,153
American Electric Power Co., Inc.	3,817	335,171
Duke Energy Corp.	5,643	489,361
Edison International	2,527	188,362
Entergy Corp.	1,472	155,473
Evergy, Inc.	1,916	115,899
Eversource Energy	2,458	186,464
Exelon Corp.	7,499	337,905

Common Stocks (continued)
	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	3,907	$171,791
NextEra Energy, Inc.	3,717	770,051
Pinnacle West Capital Corp.	896	81,733
PPL Corp.	5,590	165,632
Southern Co. (The)	8,077	453,927
Xcel Energy, Inc.	3,983	237,427

		3,780,349

Electrical Equipment 0.4%
AMETEK, Inc.	1,787	160,133
Eaton Corp. plc	3,255	267,528
Emerson Electric Co.	4,769	309,413
Rockwell Automation, Inc.	927	149,043

		886,117

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	2,318	216,316
Corning, Inc.	6,097	187,483
FLIR Systems, Inc.	1,012	50,256
IPG Photonics Corp. *	277	36,290
Keysight Technologies, Inc. *	1,459	130,609
TE Connectivity Ltd.	2,625	242,550

		863,504

Energy Equipment & Services 0.4%
Baker Hughes a GE Co.	3,994	101,408
Halliburton Co.	6,830	157,090
Helmerich & Payne, Inc.	802	39,843
National Oilwell Varco, Inc.	3,062	72,937
Schlumberger Ltd.	10,713	428,199
TechnipFMC plc	3,321	91,460

		890,937

Entertainment 1.5%
Activision Blizzard, Inc.	5,913	288,200
Electronic Arts, Inc. *	2,295	212,287
Netflix, Inc. *	3,394	1,096,228
Take-Two Interactive Software, Inc. *	882	108,063
Viacom, Inc., Class B	2,742	83,220
Walt Disney Co. (The)	13,542	1,936,641

		3,724,639

Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc.	890	130,260
American Tower Corp.	3,431	726,068
Apartment Investment & Management Co., Class A	1,159	57,417
AvalonBay Communities, Inc.	1,074	224,241
Boston Properties, Inc.	1,199	159,407
Crown Castle International Corp.	3,213	428,164
Digital Realty Trust, Inc.	1,611	184,234
Duke Realty Corp.	2,800	93,324
Equinix, Inc.	653	327,871
Equity Residential	2,866	226,099
Essex Property Trust, Inc.	510	154,132
Extra Space Storage, Inc.	991	111,379
Federal Realty Investment Trust	581	76,698
HCP, Inc.	3,714	118,588
Host Hotels & Resorts, Inc.	5,759	100,149
Iron Mountain, Inc.	2,234	65,702
Kimco Realty Corp.	3,133	60,185
Macerich Co. (The)	800	26,440
Mid-America Apartment Communities, Inc.	887	104,524
Prologis, Inc.	4,876	393,054
Public Storage	1,162	282,087
Realty Income Corp.	2,442	169,011
Regency Centers Corp.	1,305	87,044

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp. *	884	$216,942
Simon Property Group, Inc.	2,389	387,496
SL Green Realty Corp.	652	52,864
UDR, Inc.	2,146	98,845
Ventas, Inc.	2,865	192,786
Vornado Realty Trust	1,351	86,896
Welltower, Inc.	3,140	260,997
Weyerhaeuser Co.	5,795	147,251

		5,750,155

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	3,411	940,174
Kroger Co. (The)	6,256	132,377
Sysco Corp.	3,668	251,515
Walgreens Boots Alliance, Inc.	6,066	330,536
Walmart, Inc.	10,850	1,197,623

		2,852,225

Food Products 0.9%
Archer-Daniels-Midland Co.	4,391	180,382
Campbell Soup Co.	1,547	63,953
Conagra Brands, Inc.	3,779	109,100
General Mills, Inc.	4,621	245,421
Hershey Co. (The)	1,081	164,031
Hormel Foods Corp. (a)	2,123	87,022
JM Smucker Co. (The)	886	98,514
Kellogg Co.	1,982	115,392
Kraft Heinz Co. (The)	4,826	154,480
Lamb Weston Holdings, Inc.	1,142	76,651
McCormick & Co., Inc. (Non-Voting)	952	150,930
Mondelez International, Inc., Class A	11,159	596,895
Tyson Foods, Inc., Class A	2,291	182,135

		2,224,906

Gas Utilities 0.0%†
Atmos Energy Corp.	907	98,899

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	13,690	1,192,399
ABIOMED, Inc. *	351	97,775
Align Technology, Inc. *	565	118,130
Baxter International, Inc.	3,715	311,948
Becton Dickinson and Co.	2,091	528,605
Boston Scientific Corp. *	10,802	458,653
Cooper Cos., Inc. (The)	384	129,562
Danaher Corp.	4,889	686,904
Dentsply Sirona, Inc.	1,813	98,718
Edwards Lifesciences Corp. *	1,608	342,263
Hologic, Inc. *	2,141	109,726
IDEXX Laboratories, Inc. *	668	188,409
Intuitive Surgical, Inc. *	896	465,481
Medtronic plc	10,405	1,060,686
ResMed, Inc.	1,115	143,500
Stryker Corp.	2,417	507,038
Teleflex, Inc.	351	119,249
Varian Medical Systems, Inc. *	705	82,746
Zimmer Biomet Holdings, Inc.	1,584	214,046

		6,855,838

Health Care Providers & Services 2.1%
AmerisourceBergen Corp.	1,217	106,062
Anthem, Inc.	1,994	587,452
Cardinal Health, Inc.	2,318	106,002
Centene Corp. *	3,204	166,896
Cigna Corp.	2,938	499,225
CVS Health Corp.	10,091	563,784
DaVita, Inc. *	993	59,431
HCA Healthcare, Inc.	2,067	275,965

Common Stocks (continued)
	Shares	Value

Health Care Providers & Services (continued)
Henry Schein, Inc. *	1,136	$75,589
Humana, Inc.	1,049	311,291
Laboratory Corp. of America Holdings *	767	128,488
McKesson Corp.	1,488	206,758
Quest Diagnostics, Inc.	1,042	106,367
UnitedHealth Group, Inc.	7,382	1,838,192
Universal Health Services, Inc., Class B	651	98,210
WellCare Health Plans, Inc. *	390	112,028

		5,241,740

Health Care Technology 0.1%
Cerner Corp.	2,518	180,415

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	3,107	146,744
Chipotle Mexican Grill, Inc. *	189	150,355
Darden Restaurants, Inc.	961	116,819
Hilton Worldwide Holdings, Inc.	2,270	219,169
Marriott International, Inc., Class A	2,152	299,257
McDonald’s Corp.	5,922	1,247,884
MGM Resorts International	3,970	119,179
Norwegian Cruise Line Holdings Ltd. *	1,684	83,257
Royal Caribbean Cruises Ltd.	1,333	155,081
Starbucks Corp.	9,393	889,423
Wynn Resorts Ltd.	755	98,203
Yum! Brands, Inc.	2,373	267,010

		3,792,381

Household Durables 0.2%
DR Horton, Inc.	2,689	123,506
Garmin Ltd.	946	74,346
Leggett & Platt, Inc.	968	38,691
Lennar Corp., Class A	2,272	108,079
Mohawk Industries, Inc. *	467	58,230
Newell Brands, Inc.	2,980	42,286
PulteGroup, Inc.	1,937	61,035
Whirlpool Corp.	476	69,249

		575,422

Household Products 1.4%
Church & Dwight Co., Inc.	1,910	144,090
Clorox Co. (The)	995	161,787
Colgate-Palmolive Co.	6,661	477,860
Kimberly-Clark Corp.	2,664	361,372
Procter & Gamble Co. (The)	19,459	2,296,940

		3,442,049

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	5,158	86,603
NRG Energy, Inc.	2,056	70,192

		156,795

Industrial Conglomerates 1.1%
3M Co.	4,473	781,523
General Electric Co.	67,681	707,267
Honeywell International, Inc.	5,644	973,364
Roper Technologies, Inc.	802	291,647

		2,753,801

Insurance 1.9%
Aflac, Inc.	5,774	303,943
Allstate Corp. (The)	2,589	278,059
American International Group, Inc.	6,749	377,877
Aon plc	1,856	351,248
Arthur J Gallagher & Co.	1,432	129,496
Assurant, Inc.	485	54,980
Chubb Ltd.	3,543	541,512
Cincinnati Financial Corp.	1,180	126,649
Everest Re Group Ltd.	327	80,651

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Insurance (continued)
Hartford Financial Services Group, Inc. (The)	2,791	$160,845
Lincoln National Corp.	1,561	101,996
Loews Corp.	2,043	109,382
Marsh & McLennan Cos., Inc.	3,968	392,038
MetLife, Inc.	7,395	365,461
Principal Financial Group, Inc.	1,964	113,991
Progressive Corp. (The)	4,517	365,787
Prudential Financial, Inc.	3,165	320,646
Torchmark Corp.	778	71,047
Travelers Cos., Inc. (The)	2,039	298,958
Unum Group	1,631	52,110
Willis Towers Watson plc	1,003	195,806

		4,792,482

Interactive Media & Services 3.9%
Alphabet, Inc., Class A *	2,324	2,831,097
Alphabet, Inc., Class C *	2,378	2,893,265
Facebook, Inc., Class A *	18,640	3,620,447
TripAdvisor, Inc. *	790	34,878
Twitter, Inc. *	5,647	238,925

		9,618,612

Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc. *	3,209	5,990,497
Booking Holdings, Inc. *	336	633,901
eBay, Inc.	6,415	264,234
Expedia Group, Inc.	1,050	139,377

		7,028,009

IT Services 4.3%
Accenture plc, Class A	4,950	953,271
Akamai Technologies, Inc. *	1,272	112,101
Alliance Data Systems Corp.	357	56,021
Automatic Data Processing, Inc.	3,367	560,673
Broadridge Financial Solutions, Inc.	901	114,535
Cognizant Technology Solutions Corp., Class A	4,450	289,873
DXC Technology Co.	2,084	116,225
Fidelity National Information Services, Inc.	4,686	624,410
Fiserv, Inc. *	4,327	456,196
FleetCor Technologies, Inc. *	670	190,394
Gartner, Inc. *	698	97,252
Global Payments, Inc.	1,221	205,030
International Business Machines Corp.	6,876	1,019,298
Jack Henry & Associates, Inc.	602	84,099
Mastercard, Inc., Class A	6,972	1,898,266
Paychex, Inc.	2,476	205,632
PayPal Holdings, Inc. *	9,119	1,006,738
Total System Services, Inc.	1,263	171,414
VeriSign, Inc. *	818	172,672
Visa, Inc., Class A	13,508	2,404,424
Western Union Co. (The)	3,412	71,652

		10,810,176

Leisure Products 0.0%†
Hasbro, Inc.	899	108,923

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	2,461	170,818
Illumina, Inc. *	1,137	340,395
IQVIA Holdings, Inc. *	1,242	197,689
Mettler-Toledo International, Inc. *	190	143,783
PerkinElmer, Inc.	884	76,130
Thermo Fisher Scientific, Inc.	3,109	863,307
Waters Corp. *	540	113,702

		1,905,824

Common Stocks (continued)
	Shares	Value

Machinery 1.2%
Caterpillar, Inc.	4,447	$585,537
Cummins, Inc.	1,123	184,172
Deere & Co.	2,463	407,996
Dover Corp.	1,128	109,247
Flowserve Corp.	965	48,279
Fortive Corp.	2,283	173,622
Illinois Tool Works, Inc.	2,335	360,127
Ingersoll-Rand plc	1,890	233,717
PACCAR, Inc.	2,688	188,536
Parker-Hannifin Corp.	980	171,579
Pentair plc	1,197	46,456
Snap-on, Inc.	417	63,638
Stanley Black & Decker, Inc.	1,175	173,418
Wabtec Corp. (a)	1,253	97,333
Xylem, Inc.	1,397	112,165

		2,955,822

Media 1.1%
CBS Corp. (Non-Voting), Class B	2,701	139,129
Charter Communications, Inc., Class A *	1,342	517,180
Comcast Corp., Class A	35,150	1,517,425
Discovery, Inc., Class A *	1,151	34,887
Discovery, Inc., Class C *	2,796	78,959
DISH Network Corp., Class A *	1,789	60,576
Fox Corp., Class A	2,746	102,481
Fox Corp., Class B	1,341	49,885
Interpublic Group of Cos., Inc. (The)	3,132	71,785
News Corp., Class A	2,825	37,177
News Corp., Class B	898	12,087
Omnicom Group, Inc.	1,700	136,374

		2,757,945

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	11,250	124,425
Newmont Goldcorp Corp.	6,356	232,121
Nucor Corp.	2,345	127,521

		484,067

Multiline Retail 0.4%
Dollar General Corp.	2,001	268,174
Dollar Tree, Inc. *	1,845	187,729
Kohl’s Corp.	1,287	69,318
Macy’s, Inc.	2,490	56,598
Nordstrom, Inc. (a)	866	28,673
Target Corp.	3,989	344,649

		955,141

Multi-Utilities 0.8%
Ameren Corp.	1,899	143,735
CenterPoint Energy, Inc.	3,895	112,994
CMS Energy Corp.	2,202	128,200
Consolidated Edison, Inc.	2,538	215,629
Dominion Energy, Inc.	6,227	462,604
DTE Energy Co.	1,410	179,225
NiSource, Inc.	2,905	86,249
Public Service Enterprise Group, Inc.	3,914	223,685
Sempra Energy	2,121	287,247
WEC Energy Group, Inc.	2,445	208,950

		2,048,518

Oil, Gas & Consumable Fuels 3.4%
Anadarko Petroleum Corp.	3,874	285,359
Apache Corp.	2,817	68,791
Cabot Oil & Gas Corp.	3,300	63,228
Chevron Corp.	14,777	1,819,197
Cimarex Energy Co.	796	40,333
Concho Resources, Inc.	1,574	153,748

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	8,765	$517,836
Devon Energy Corp.	3,294	88,938
Diamondback Energy, Inc.	1,201	124,220
EOG Resources, Inc.	4,485	385,037
Exxon Mobil Corp.	32,825	2,440,867
Hess Corp.	1,979	128,319
HollyFrontier Corp.	1,230	61,217
Kinder Morgan, Inc.	15,063	310,599
Marathon Oil Corp.	6,290	88,500
Marathon Petroleum Corp.	5,179	292,044
Noble Energy, Inc.	3,767	83,175
Occidental Petroleum Corp.	5,796	297,683
ONEOK, Inc.	3,188	223,415
Phillips 66	3,245	332,807
Pioneer Natural Resources Co.	1,327	183,179
Valero Energy Corp.	3,238	276,040
Williams Cos., Inc. (The)	9,374	230,975

		8,495,507

Personal Products 0.1%
Coty, Inc., Class A	2,553	27,853
Estee Lauder Cos., Inc. (The), Class A	1,690	311,281

		339,134

Pharmaceuticals 3.3%
Allergan plc	2,387	383,113
Bristol-Myers Squibb Co.	12,694	563,741
Eli Lilly & Co.	6,706	730,619
Johnson & Johnson	20,599	2,682,402
Merck & Co., Inc.	19,983	1,658,389
Mylan NV *	4,010	83,809
Nektar Therapeutics *	1,266	36,030
Perrigo Co. plc	983	53,092
Pfizer, Inc.	43,066	1,672,683
Zoetis, Inc.	3,703	425,438

		8,289,316

Professional Services 0.3%
Equifax, Inc.	939	130,605
IHS Markit Ltd. *	2,821	181,729
Nielsen Holdings plc	2,849	65,983
Robert Half International, Inc.	911	55,034
Verisk Analytics, Inc.	1,268	192,381

		625,732

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	2,428	128,708

Road & Rail 0.8%
CSX Corp.	6,000	422,400
JB Hunt Transport Services, Inc.	646	66,131
Kansas City Southern	787	97,383
Norfolk Southern Corp.	2,068	395,236
Union Pacific Corp.	5,490	987,926

		1,969,076

Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc. *	6,832	208,034
Analog Devices, Inc.	2,892	339,694
Applied Materials, Inc.	7,288	359,809
Broadcom, Inc.	3,073	891,139
Intel Corp.	34,730	1,755,602
KLA Corp.	1,251	170,536
Lam Research Corp.	1,160	241,988
Maxim Integrated Products, Inc.	2,126	125,838
Microchip Technology, Inc.	1,839	173,638
Micron Technology, Inc. *	8,576	384,977
NVIDIA Corp.	4,726	797,371
Qorvo, Inc. *	932	68,306

Common Stocks (continued)
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	9,434	$690,191
Skyworks Solutions, Inc.	1,354	115,469
Texas Instruments, Inc.	7,275	909,448
Xilinx, Inc.	1,960	223,852

		7,455,892

Software 5.1%
Adobe, Inc. *	3,787	1,131,783
ANSYS, Inc. *	651	132,231
Autodesk, Inc. *	1,696	264,864
Cadence Design Systems, Inc. *	2,178	160,976
Citrix Systems, Inc.	949	89,434
Fortinet, Inc. *	1,130	90,750
Intuit, Inc.	2,023	560,998
Microsoft Corp.	59,459	8,102,478
Oracle Corp.	18,820	1,059,566
salesforce.com, Inc. *	6,025	930,863
Symantec Corp.	4,770	102,841
Synopsys, Inc. *	1,163	154,400

		12,781,184

Specialty Retail 1.8%
Advance Auto Parts, Inc.	546	82,249
AutoZone, Inc. *	189	212,255
Best Buy Co., Inc.	1,808	138,366
CarMax, Inc. *	1,326	116,370
Foot Locker, Inc.	871	35,763
Gap, Inc. (The)	1,600	31,200
Home Depot, Inc. (The)	8,535	1,823,844
L Brands, Inc.	1,794	46,554
Lowe’s Cos., Inc.	6,099	618,439
O’Reilly Automotive, Inc. *	603	229,598
Ross Stores, Inc.	2,869	304,200
Tiffany & Co.	864	81,147
TJX Cos., Inc. (The)	9,443	515,210
Tractor Supply Co.	964	104,893
Ulta Beauty, Inc. *	427	149,130

		4,489,218

Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	33,916	7,225,465
Hewlett Packard Enterprise Co.	10,494	150,799
HP, Inc.	11,662	245,368
NetApp, Inc.	1,918	112,184
Seagate Technology plc	1,993	92,296
Western Digital Corp.	2,313	124,647
Xerox Corp.	1,577	50,622

		8,001,381

Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd. *	1,105	39,327
Hanesbrands, Inc.	2,657	42,751
NIKE, Inc., Class B	9,745	838,362
PVH Corp.	575	51,129
Ralph Lauren Corp.	410	42,734
Tapestry, Inc.	2,320	71,758
Under Armour, Inc., Class A *	1,371	31,629
Under Armour, Inc., Class C *	1,388	28,232
VF Corp.	2,514	219,699

		1,365,621

Tobacco 0.7%
Altria Group, Inc.	14,506	682,797
Philip Morris International, Inc.	12,075	1,009,591

		1,692,388

Trading Companies & Distributors 0.1%
Fastenal Co.	4,446	136,937
United Rentals, Inc. *	622	78,714

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger, Inc.	348	$101,278

		316,929

Water Utilities 0.1%
American Water Works Co., Inc.	1,426	163,676

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. *	2,482	197,890

Total Common Stocks (cost $174,999,119)		192,501,795

Purchased Options 2.1%
	Number of Contracts	Value

Call Options 2.1%
Future Equity Index Options: 1.0%
S&P 500 E-Mini Index 9/20/2019 at USD 2,800.00, American Style Notional Amount: USD 14,901,900 Exchange Traded*	100	1,005,000
S&P 500 E-Mini Index 10/18/2019 at USD 2,700.00, European Style Notional Amount: USD 14,901,900 Exchange Traded*	100	1,519,500
S&P 500 E-Mini Index 8/16/2019 at USD 3,000.00, European Style Notional Amount: USD 24,588,135 Exchange Traded*	165	194,700

		2,719,200

Future Interest Rate Options: 1.1%
U.S. Treasury 30 Year Bond 9/20/2019 at USD 149.00, American Style Notional Amount: USD 209,000 Exchange Traded*	209	1,257,265
U.S. Treasury 30 Year Bond 10/25/2019 at USD 148.00, American Style Notional Amount: USD 209,000 Exchange Traded*	209	1,482,594

		2,739,859

Total Purchased Options (cost $5,355,935)		5,459,059

Short-Term Investments 13.3%
	Shares	Value

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	40,349	40,349

	Principal Amount	Value

U.S. Treasury Obligation 13.3%
U.S. Treasury Bills, 2.14% 9/5/2019	$33,155,000	33,090,661

Total Short-Term Investment (cost $33,126,633)		33,131,010

Repurchase Agreement 0.1%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $127,094, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $129,672. (c)	$127,085	$127,085

Total Repurchase Agreement (cost $127,085)		127,085

Total Investments (cost $213,608,772) — 92.8%		231,218,949
Other assets in excess of liabilities — 7.2%		17,815,026

NET ASSETS — 100.0%		$249,033,975

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $247,917, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $40,349 and $127,085, respectively, and by $89,598 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $257,032.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $167,434.

REIT	Real Estate Investment Trust

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
S&P 500 E-Mini Index	264	9/2019	USD	39,366,360	1,027,123
U.S. Treasury Long Bond	83	9/2019	USD	12,914,281	103,200

					1,130,323

At July 31, 2019, the Fund had $1,797,946 segregated as collateral with the broker for open futures contracts.

Currency:
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$192,501,795	$–	$–	$192,501,795
Futures Contracts	1,130,323	–	–	1,130,323
Purchased Options	5,459,059	–	–	5,459,059
Repurchase Agreement	–	127,085	–	127,085
Short-Term Investments	40,349	33,090,661	–	33,131,010
Total	$199,131,526	$33,217,746	$–	$232,349,272

Amounts designated as “—” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.

Options

The Fund has long positions in options on equity index futures contracts and bond treasury futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to the value of equities and bonds. The purchase of call options provides a measure of downside risk control. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Dynamic U.S. Growth Fund (Continued)

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options, can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:	Statement of Assets & Liabilities	Fair Value
Purchased Options
Equity risk	Investment securities, at value	$ 2,719,200
Interest rate risk	Investment securities, at value	2,739,859
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	1,027,123
Interest rate risk	Unrealized appreciation from futures contracts	103,200
Total		$ 6,589,382

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund

Asset-Backed Security 0.6%
	Principal Amount	Value

CHILE 0.6%
Airlines 0.6%
Latam Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 11/15/2027	$462,676	$467,488

Total Asset-Backed Securities (cost $446,484)		467,488

Corporate Bonds 28.1%
	Principal Amount	Value

ARGENTINA 2.0%
Diversified Telecommunication Services 1.0%
Telecom Argentina SA, Reg. S, 6.50%, 6/15/2021	810,000	805,950

Oil, Gas & Consumable Fuels 1.0%
Transportadora de Gas del Sur SA, 6.75%, 5/2/2025(a)	800,000	749,200

		1,555,150

BAHRAIN 0.8%
Oil, Gas & Consumable Fuels 0.8%
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/7/2024(a)	580,000	648,657

BRAZIL 1.6%
Chemicals 0.5%
Braskem Netherlands Finance BV, Reg. S, 4.50%, 1/10/2028	400,000	403,880

Food Products 0.6%
Minerva Luxembourg SA, Reg. S, 6.50%, 9/20/2026	450,000	458,438

Paper & Forest Products 0.5%
Suzano Austria GmbH, Reg. S, 5.00%, 1/15/2030	383,000	392,192

		1,254,510

CHINA 0.9%
Automobiles 0.9%
Geely Automobile Holdings Ltd., Reg. S, 3.63%, 1/25/2023	700,000	702,604

COLOMBIA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Transportadora de Gas Internacional SA ESP, 5.55%, 11/1/2028(a)	400,000	453,504

CONGO, DEMOCRATIC REPUBLIC OF THE 0.5%
Machinery 0.5%
HTA Group Ltd., Reg. S, 9.13%, 3/8/2022	390,000	407,511

DOMINICAN REPUBLIC 0.5%
Electric Utilities 0.5%
AES Andres BV, Reg. S, 7.95%, 5/11/2026	340,000	366,778

INDIA 1.1%
Electric Utilities 0.6%
Adani Transmission Ltd., 4.00%, 8/3/2026(a)	500,000	507,567

Metals & Mining 0.5%
Vedanta Resources Ltd., Reg. S, 6.13%, 8/9/2024	450,000	422,628

		930,195

INDONESIA 1.0%
Electric Utilities 1.0%
Perusahaan Listrik Negara PT, 6.25%, 1/25/2049(a)	620,000	761,167

Corporate Bonds (continued)
	Principal Amount	Value

JAMAICA 0.2%
Wireless Telecommunication Services 0.2%
Digicel Group One Ltd., 8.25%, 12/30/2022(a)	$ 200,000	$122,125

MEXICO 4.3%
Banks 0.5%
BBVA Bancomer SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(b)	420,000	403,725

Chemicals 0.6%
Mexichem SAB de CV, Reg. S, 5.50%, 1/15/2048	425,000	427,125

Consumer Finance 1.1%
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/2026(a)	370,000	413,956
Unifin Financiera SAB de CV SOFOM ENR Reg. S, 7.00%, 1/15/2025	238,000	229,375
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 1/29/2025(a)(b)(c)	259,000	235,369

		878,700

Equity Real Estate Investment Trusts (REITs) 0.5%
Trust F/1401, Reg. S, 6.95%, 1/30/2044	375,000	420,004

Oil, Gas & Consumable Fuels 0.6%
Petroleos Mexicanos, Reg. S, 7.19%, 9/12/2024	MXN 11,891,200	513,468

Wireless Telecommunication Services 1.0%
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/2025(a)	$ 800,000	770,840

		3,413,862

NIGERIA 0.5%
Construction & Engineering 0.5%
IHS Netherlands Holdco BV, Reg. S, 9.50%, 10/27/2021	390,000	403,182

PANAMA 1.0%
Banks 1.0%
Global Bank Corp., (ICE LIBOR USD 3 Month + 3.30%), 5.25%, 4/16/2029(a)(b)	770,000	813,312

POLAND 1.1%
Banks 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA, Reg. S, 4.63%, 9/26/2022	800,000	841,811

RUSSIA 1.0%
Consumer Finance 1.0%
GTLK Europe DAC, Reg. S, 5.13%, 5/31/2024	740,000	754,800

SAUDI ARABIA 1.0%
Oil, Gas & Consumable Fuels 1.0%
Saudi Arabian Oil Co. 2.88%, 4/16/2024(a)	363,000	366,065
4.25%, 4/16/2039(a)	200,000	208,166
Reg. S, 4.25%, 4/16/2039	200,000	208,167

		782,398

SINGAPORE 1.2%
Oil, Gas & Consumable Fuels 1.2%
Puma International Financing SA, 5.00%, 1/24/2026(a)	1,000,000	942,477

SOUTH AFRICA 0.9%
Chemicals 0.4%
SASOL Financing USA LLC, 5.88%, 3/27/2024	307,000	328,963

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

SOUTH AFRICA (continued)
Diversified Telecommunication Services 0.5%
Liquid Telecommunications Financing plc, Reg. S, 8.50%, 7/13/2022	$ 365,000	$367,321

		696,284

SPAIN 0.5%
Construction & Engineering 0.5%
International Airport Finance SA, 12.00%, 3/15/2033(a)	357,000	401,268

THAILAND 0.8%
Oil, Gas & Consumable Fuels 0.8%
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%, 7/17/2022(a)(b)(c)	600,000	613,672

TOGO 1.1%
Banks 1.1%
Ecobank Transnational, Inc., 9.50%, 4/18/2024(a)	770,000	874,620

TUNISIA 1.6%
Banks 1.6%
Banque Centrale de Tunisie International Bond
6.75%, 10/31/2023(a)	EUR 608,000	693,315
6.38%, 7/15/2026(a)	479,000	530,423

		1,223,738

TURKEY 1.0%
Banks 1.0%
Turkiye Garanti Bankasi A/S, Reg. S, 5.88%, 3/16/2023	$ 800,000	791,072

UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 8.50%, 4/23/2026(a)	338,000	359,294

UNITED ARAB EMIRATES 1.5%
Airlines 0.7%
Zahidi Ltd., Reg. S, 4.50%, 3/22/2028	541,439	550,232

Diversified Financial Services 0.5%
ICD Sukuk Co. Ltd., Reg. S, 5.00%, 2/1/2027	370,000	385,030

Multi-Utilities 0.3%
Abu Dhabi National Energy Co. PJSC, 4.88%, 4/23/2030(a)	200,000	224,004

		1,159,266

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Oil, Gas & Consumable Fuels 0.1%
Petroleos de Venezuela SA, Reg. S, 5.50%, 4/12/2037(d)	560,000	78,400

ZAMBIA 0.8%
Metals & Mining 0.8%
First Quantum Minerals Ltd. Reg. S, 7.25%, 5/15/2022	400,000	402,620
Reg. S, 6.88%, 3/1/2026	200,000	189,000

		591,620

Total Corporate Bonds (cost $21,308,323)		21,943,277

Foreign Government Securities 65.2%
	Principal Amount	Value

ANGOLA 0.5%
Republic of Angola, Reg. S, 8.25%, 5/9/2028	400,000	425,270

Foreign Government Securities (continued)
	Principal Amount	Value

ARGENTINA 0.4%
Republic of Argentina
(ARLLMONP + 0.00%), 28.97%, 6/21/2020 (b)	ARS 3,929,680	$87,096
7.50%, 4/22/2026	$ 267,000	228,285

		315,381

ARMENIA 0.7%
Republic of Armenia, Reg. S, 7.15%, 3/26/2025	448,000	517,075

BAHAMAS 2.0%
Commonwealth of the Bahamas, 6.00%, 11/21/2028 (a)	1,390,000	1,529,014

BELIZE 0.5%
Republic of Belize, Reg. S, 4.94%, 2/20/2034 (e)	685,400	418,951

BRAZIL 5.5%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2023	BRL 11,194,000	3,253,332
Federative Republic of Brazil, 10.00%, 1/1/2025	3,606,000	1,076,972

		4,330,304

COLOMBIA 2.4%
Republic of Colombia, 7.50%, 8/26/2026	COP 1,053,700,000	356,672
Titulos de Tesoreria, 7.75%, 9/18/2030	4,303,200,000	1,496,947

		1,853,619

COSTA RICA 0.9%
Republic of Costa Rica Reg. S, 10.35%, 6/19/2030	CRC 262,000,000	469,986
Reg. S, 7.00%, 4/4/2044	$ 200,000	203,752
Reg. S, 7.16%, 3/12/2045	21,000	21,709

		695,447

CZECH REPUBLIC 0.9%
Czech Republic Government Bond 2.00%, 10/13/2033	CZK 13,300,000	603,347
Reg. S, 4.20%, 12/4/2036	2,380,000	140,857

		744,204

DOMINICAN REPUBLIC 1.0%
Dominican Republic Bond, Reg. S, 5.50%, 1/27/2025	$ 705,000	749,070

ECUADOR 1.1%
Republic of Ecuador, Reg. S, 10.75%, 3/28/2022	752,000	831,908

EGYPT 2.4%
Arab Republic of Egypt
6.13%, 1/31/2022 (a)	388,000	405,266
6.20%, 3/1/2024 (a)	212,000	224,983
7.60%, 3/1/2029 (a)	242,000	259,090
5.63%, 4/16/2030 (a)	EUR 668,000	752,962
8.70%, 3/1/2049 (a)	$ 200,000	218,500

		1,860,801

EL SALVADOR 1.3%
Republic of El Salvador
Reg. S, 5.88%, 1/30/2025	626,000	643,215
Reg. S, 8.63%, 2/28/2029	224,000	262,082
Reg. S, 8.25%, 4/10/2032	119,000	135,660

		1,040,957

GABON 1.2%
Republic of Gabon, Reg. S, 6.38%, 12/12/2024	971,000	963,717

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value

GEORGIA 1.2%
Republic of Georgia, Reg. S, 6.88%, 4/12/2021	$ 911,000	$958,908

GHANA 0.6%
Ghana Government Bond, 8.63%, 6/16/2049 (a)	467,000	473,296

INDONESIA 4.5%
Republic of Indonesia
8.38%, 3/15/2024	IDR 8,352,000,000	633,660
8.38%, 9/15/2026	11,666,000,000	887,289
6.63%, 5/15/2033	12,831,000,000	840,830
8.38%, 3/15/2034	15,714,000,000	1,190,943

		3,552,722

MALAYSIA 0.9%
Malaysia Government Bond
3.84%, 4/15/2033	MYR 1,507,000	365,566
4.64%, 11/7/2033	1,320,000	347,841

		713,407

MEXICO 6.7%
United Mexican States
10.00%, 12/5/2024	MXN 6,603,600	385,374
5.75%, 3/5/2026	40,426,600	1,930,604
7.50%, 6/3/2027	16,504,600	862,610
8.50%, 5/31/2029	20,750,300	1,156,040
8.50%, 11/18/2038	15,968,200	885,903

		5,220,531

NIGERIA 0.8%
Nigeria Government Bond
7.14%, 2/23/2030 (a)	$ 297,000	306,516
7.63%, 11/28/2047 (a)	300,000	301,674

		608,190

PAPUA NEW GUINEA 1.1%
Papua New Guinea Government International Bond
8.38%, 10/4/2028 (a)	400,000	432,000
Reg. S, 8.38%, 10/4/2028	400,000	432,000

		864,000

PARAGUAY 1.3%
Republic of Paraguay, 5.40%, 3/30/2050 (a)	920,000	1,035,009

PERU 2.9%
Republic of Peru
Reg. S, 8.20%, 8/12/2026	PEN 2,066,000	784,936
Reg. S, 5.94%, 2/12/2029 (a)	3,664,000	1,238,229
Reg. S, 6.90%, 8/12/2037	713,000	262,926

		2,286,091

PHILIPPINES 1.8%
Republic of Philippines
6.25%, 3/22/2028	PHP 15,700,000	341,127
6.88%, 1/10/2029	36,000,000	821,099
6.25%, 1/14/2036	10,000,000	228,543

		1,390,769

QATAR 3.0%
Qatar Government Bond
4.50%, 4/23/2028 (a)	$ 1,450,000	1,634,875
Reg. S, 4.82%, 3/14/2049	591,000	684,082

		2,318,957

Foreign Government Securities (continued)
	Principal Amount	Value

ROMANIA 0.1%
Socialist Republic of Romania, 5.00%, 2/12/2029	RON 250,000	$61,210

RUSSIA 2.3%
Russian Federal Bond - OFZ
7.00%, 12/15/2021	RUB 24,728,000	389,879
7.10%, 10/16/2024	86,952,000	1,373,472

		1,763,351

SAUDI ARABIA 4.4%
Kingdom of Saudi Arabia
Reg. S, 3.63%, 3/4/2028	$ 1,481,000	1,546,312
4.38%, 4/16/2029	443,000	488,592
Reg. S, 4.50%, 4/17/2030	356,000	396,050
Reg. S, 4.63%, 10/4/2047	957,000	1,025,712

		3,456,666

SENEGAL 1.3%
Republic of Senegal
Reg. S, 4.75%, 3/13/2028	EUR 573,000	661,921
6.25%, 5/23/2033 (a)	$ 380,000	376,409

		1,038,330

SERBIA 0.9%
Republic of Serbia
Reg. S, 7.25%, 9/28/2021	296,000	323,433
1.50%, 6/26/2029 (a)	EUR 358,000	398,929

		722,362

SOUTH AFRICA 1.1%
Republic of South Africa
7.75%, 2/28/2023	ZAR 6,287,000	441,794
8.25%, 3/31/2032	2,475,000	158,536
6.25%, 3/31/2036	5,000,000	251,749

		852,079

SRI LANKA 1.0%
Democratic Socialist Republic of Sri Lanka, 7.55%, 3/28/2030 (a)	$ 780,000	793,607

THAILAND 3.2%
Kingdom of Thailand
Reg. S, 1.25%, 3/12/2028 (f)	THB 66,527,893	2,098,850
3.78%, 6/25/2032	10,456,000	409,511

		2,508,361

TURKEY 1.1%
Republic of Turkey
12.20%, 1/18/2023	TRY 4,085,000	674,124
7.10%, 3/8/2023	1,340,000	186,798

		860,922

UKRAINE 2.6%
Ukraine Government Bond
Reg. S, 7.75%, 9/1/2023	$ 1,298,000	1,387,562
Reg. S, 7.38%, 9/25/2032	600,000	609,600

		1,997,162

URUGUAY 1.0%
Oriental Republic of Uruguay, 4.38%, 12/15/2028 (f)	UYU 24,382,229	768,270

UZBEKISTAN 0.5%
Republic of Uzbekistan, Reg. S, 4.75%, 2/20/2024	$ 382,000	402,735

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of Venezuela, Reg. S, 11.75%, 10/21/2026 (d)	$445,000	$67,862

Total Foreign Government Securities (cost $48,696,974)		50,990,515

Total Investments (cost $70,451,781) — 93.9%		73,401,280

Other assets in excess of liabilities — 6.1%		4,738,624

NET ASSETS — 100.0%		$78,139,904

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $21,557,952 which represents 27.59% of net assets.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.
(c)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(d)	Security in default.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2019.
(f)	Principal amounts are not adjusted for inflation.

ARLLMONP	Argentina Blended Policy Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

Currency:
ARS	Argentina Peso
BRL	Brazilian Real
COP	Colombian Peso
CRC	Costa Rica Colón
CZK	Czech Republic Koruna
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
RON	Romanian Leu
RUB	Russia Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Forward foreign currency contracts outstanding as of July 31, 2019 :

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	285,714	ARS	12,600,000	HSBC Bank plc**	8/15/2019	3,743
EGP	14,324,836	USD	839,999	Barclays Bank plc**	10/24/2019	6,274
INR	113,500,000	USD	1,629,740	JPMorgan Chase Bank**	10/25/2019	4,792
TRY	1,490,000	USD	250,250	Barclays Bank plc	10/25/2019	8,244
USD	987,714	BRL	3,745,000	Royal Bank of Canada**	10/25/2019	13,034
USD	708,675	COP	2,280,000,000	Royal Bank of Canada**	10/25/2019	17,384
USD	2,950,670	EUR	2,610,392	Credit Lyonnais SA	10/25/2019	40,641
USD	798,209	HUF	230,000,000	Barclays Bank plc	10/25/2019	13,486
USD	328,339	HUF	95,000,000	Deutsche Bank Securities, Inc.	10/25/2019	4,214
USD	3,037,935	MXN	58,830,000	Royal Bank of Canada	10/25/2019	11,757
USD	1,106,434	PEN	3,650,000	Royal Bank of Canada**	10/25/2019	5,843
USD	764,525	RUB	48,730,000	Barclays Bank plc**	10/25/2019	7,712
USD	1,042,168	ZAR	14,780,000	Royal Bank of Canada	10/25/2019	22,596

Total unrealized appreciation						159,720

ARS	12,600,000	USD	287,164	Barclays Bank plc**	8/15/2019	(5,193)
CLP	200,000,000	USD	294,170	Barclays Bank plc**	10/25/2019	(9,950)
CZK	56,357,057	USD	2,476,173	Barclays Bank plc	10/25/2019	(45,781)
HUF	325,000,000	USD	1,122,055	HSBC Bank plc	10/25/2019	(13,206)
KZT	280,000,000	USD	716,945	Barclays Bank plc**	10/25/2019	(604)
MXN	12,000,000	USD	621,632	HSBC Bank plc	10/25/2019	(4,359)
PLN	2,800,000	USD	739,804	Credit Lyonnais SA	10/25/2019	(15,789)
PLN	3,000,174	USD	792,909	Deutsche Bank Securities, Inc.	10/25/2019	(17,133)
USD	1,297,388	PHP	66,700,000	JPMorgan Chase Bank**	10/25/2019	(8,809)
USD	2,011,126	THB	62,000,000	HSBC Bank plc	10/25/2019	(8,997)

Total unrealized depreciation						(129,821)

Net unrealized appreciation						29,899

**	Non-deliverable forward.

Currency:
ARS	Argentina Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland New Zloty
RUB	Russia Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2019:

Floating Rate Index	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month WIBOR semi-annually	2.25 annually	Receive	5/7/2024	PLN 14,400,000	–	(77,323)	(77,323)

					–	(77,323)	(77,323)

* There are no upfront payments (receipts) on the swap contracts listed above.

At July 31, 2019, the Fund had $84,235 segregated as collateral for interest rate swap contracts.

Currency:

PLN    Poland New Zloty

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2019, 100% of the market value of the Fund was determined based on Level 2 inputs.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts and forward foreign currency contracts.

Swap Contracts

Interest Rate Swap Contracts. The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$159,720
Total		$159,720

Liabilities:
Swap Contracts(a) Interest rate risk	Unrealized depreciation on centrally cleared interest rate swap contracts	$(77,323)
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	(129,821)
Total		$(207,144)

  (a)    Centrally cleared interest rate swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Fund

Common Stocks 99.2%
	Shares	Value

Aerospace & Defense 3.6%
Boeing Co. (The)	31,215	$10,649,934
Lockheed Martin Corp.	35,678	12,921,501
United Technologies Corp.	101,830	13,604,488

		37,175,923

Airlines 0.3%
Southwest Airlines Co.	54,821	2,824,926

Banks 3.3%
Bank of America Corp.	1,107,578	33,980,493

Beverages 2.4%
Coca-Cola Co. (The)	418,237	22,011,813
Monster Beverage Corp. *	43,630	2,812,826

		24,824,639

Biotechnology 1.0%
Alnylam Pharmaceuticals, Inc. *	9,507	737,648
Biogen, Inc. *	5,143	1,223,108
Incyte Corp. *	17,013	1,444,744
Regeneron Pharmaceuticals, Inc. *	2,109	642,739
Seattle Genetics, Inc. *	31,662	2,397,130
Vertex Pharmaceuticals, Inc. *	25,367	4,226,650

		10,672,019

Capital Markets 2.3%
Blackstone Group, Inc. (The), Class A	128,036	6,143,167
Raymond James Financial, Inc.	56,629	4,568,261
TD Ameritrade Holding Corp.	245,296	12,534,626

		23,246,054

Chemicals 1.9%
Celanese Corp.	43,154	4,840,584
Dow, Inc.	40,332	1,953,682
DuPont de Nemours, Inc.	20,915	1,509,226
FMC Corp.	38,842	3,356,726
Linde plc	22,331	4,271,474
PPG Industries, Inc.	33,061	3,881,031

		19,812,723

Construction & Engineering 0.4%
Jacobs Engineering Group, Inc.	55,915	4,613,547

Consumer Finance 0.6%
American Express Co.	48,690	6,055,575

Containers & Packaging 1.0%
Ball Corp.	69,192	4,945,844
Crown Holdings, Inc. *	43,238	2,767,664
International Paper Co.	57,346	2,518,063

		10,231,571

Diversified Financial Services 0.8%
AXA Equitable Holdings, Inc.	48,343	1,086,751
Berkshire Hathaway, Inc., Class B *	36,058	7,407,395

		8,494,146

Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	316,502	17,493,066

Electric Utilities 1.9%
Edison International	102,300	7,625,442
Exelon Corp.	137,919	6,214,630
NextEra Energy, Inc.	26,112	5,409,623

		19,249,695

Electrical Equipment 0.4%
AMETEK, Inc.	24,641	2,208,080
Rockwell Automation, Inc.	9,200	1,479,176

		3,687,256

Energy Equipment & Services 0.5%
Schlumberger Ltd.	140,330	5,608,990

Entertainment 1.5%
Liberty Media Corp-Liberty Formula One, Class C *	60,640	2,388,003

Common Stocks (continued)
	Shares	Value

Entertainment (continued)
Netflix, Inc. *	17,727	$5,725,644
Spotify Technology SA *	9,614	1,489,593
Walt Disney Co. (The)	39,186	5,603,990

		15,207,230

Equity Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	36,038	5,274,522
American Tower Corp.	57,615	12,192,486
Equinix, Inc.	12,934	6,494,161
HCP, Inc.	110,151	3,517,122
Public Storage	20,471	4,969,540

		32,447,831

Food Products 0.7%
Mondelez International, Inc., Class A	142,528	7,623,823

Health Care Equipment & Supplies 4.5%
Abbott Laboratories	203,838	17,754,290
Baxter International, Inc.	76,870	6,454,774
Boston Scientific Corp. *	303,829	12,900,579
Danaher Corp.	65,006	9,133,343

		46,242,986

Health Care Providers & Services 2.8%
Anthem, Inc.	59,361	17,488,344
HCA Healthcare, Inc.	46,686	6,233,048
UnitedHealth Group, Inc.	19,592	4,878,604

		28,599,996

Hotels, Restaurants & Leisure 1.6%
Marriott International, Inc., Class A	18,416	2,560,929
McDonald’s Corp.	53,581	11,290,588
MGM Resorts International	88,647	2,661,183

		16,512,700

Household Durables 1.0%
Lennar Corp., Class A	207,208	9,856,885

Household Products 1.9%
Procter & Gamble Co. (The)	165,434	19,527,829

Independent Power and Renewable Electricity Producers 0.8%
NRG Energy, Inc.	251,909	8,600,173

Industrial Conglomerates 0.2%
3M Co.	4,745	829,046
General Electric Co.	126,375	1,320,619

		2,149,665

Insurance 3.9%
American International Group, Inc.	175,177	9,808,160
Athene Holding Ltd., Class A *	136,339	5,570,811
Hartford Financial Services Group, Inc. (The)	118,041	6,802,703
Marsh & McLennan Cos., Inc.	79,407	7,845,412
Progressive Corp. (The)	46,820	3,791,484
Prudential Financial, Inc.	61,293	6,209,594

		40,028,164

Interactive Media & Services 6.1%
Alphabet, Inc., Class A *	31,795	38,732,669
Facebook, Inc., Class A *	126,226	24,516,876

		63,249,545

Internet & Direct Marketing Retail 6.3%
Amazon.com, Inc. *	28,390	52,997,884
Expedia Group, Inc.	86,930	11,539,088

		64,536,972

IT Services 5.0%
FleetCor Technologies, Inc. *	29,954	8,512,028
Global Payments, Inc.	71,736	12,045,909
GoDaddy, Inc., Class A *	65,182	4,783,055
PayPal Holdings, Inc. *	64,490	7,119,696

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Total System Services, Inc.	23,210	$3,150,062
Visa, Inc., Class A	89,093	15,858,554

		51,469,304

Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	40,464	11,236,044

Machinery 2.7%
Caterpillar, Inc.	17,284	2,275,784
Dover Corp.	5,601	542,457
Fortive Corp.	51,527	3,918,628
Illinois Tool Works, Inc.	36,620	5,647,903
Ingersoll-Rand plc	57,689	7,133,822
Wabtec Corp. (a)	104,303	8,102,257

		27,620,851

Media 2.5%
Charter Communications, Inc., Class A *	18,383	7,084,441
Comcast Corp., Class A	426,677	18,419,646

		25,504,087

Metals & Mining 0.1%
Freeport-McMoRan, Inc.	28,863	319,225
Nucor Corp.	15,707	854,146

		1,173,371

Multi-Utilities 1.5%
National Grid plc, ADR-UK	38,567	1,983,886
Sempra Energy	97,399	13,190,747

		15,174,633

Oil, Gas & Consumable Fuels 4.3%
Chevron Corp.	60,298	7,423,287
Concho Resources, Inc.	18,007	1,758,924
Diamondback Energy, Inc.	22,518	2,329,037
Encana Corp.	431,956	1,974,039
Exxon Mobil Corp.	221,031	16,435,865
Marathon Petroleum Corp.	99,432	5,606,970
Noble Energy, Inc.	107,277	2,368,676
TC Energy Corp.	140,999	6,903,311

		44,800,109

Pharmaceuticals 4.8%
Allergan plc	45,634	7,324,257
AstraZeneca plc, ADR-UK	306,789	13,317,710
Bristol-Myers Squibb Co.	220,007	9,770,511
Elanco Animal Health, Inc. *	4,782	157,615
Mylan NV *	123,771	2,586,814
Pfizer, Inc.	375,528	14,585,507
Teva Pharmaceutical Industries Ltd., ADR-IL *	166,330	1,318,997

		49,061,411

Professional Services 1.5%
Equifax, Inc.	19,684	2,737,847
IHS Markit Ltd. *	191,392	12,329,473

		15,067,320

Road & Rail 1.2%
JB Hunt Transport Services, Inc.	16,585	1,697,806
Norfolk Southern Corp.	56,605	10,818,348

		12,516,154

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	231,667	7,054,260
Intel Corp.	164,157	8,298,136
KLA Corp.	31,620	4,310,438
Marvell Technology Group Ltd.	340,293	8,936,094
Micron Technology, Inc. *	131,050	5,882,835

Common Stocks (continued)
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	46,668	$5,833,967
Xilinx, Inc.	23,760	2,713,630

		43,029,360

Software 6.8%
Adobe, Inc. *	13,722	4,100,957
Autodesk, Inc. *	9,165	1,431,298
Microsoft Corp.	297,050	40,479,004
salesforce.com, Inc. *	43,007	6,644,582
ServiceNow, Inc. *	8,503	2,358,647
Slack Technologies, Inc., Class A *	1,700	56,814
Splunk, Inc. *	11,266	1,524,402
SS&C Technologies Holdings, Inc.	211,452	10,139,123
Workday, Inc., Class A *	18,248	3,649,235

		70,384,062

Specialty Retail 2.7%
Lowe’s Cos., Inc.	123,009	12,473,113
TJX Cos., Inc. (The)	281,116	15,337,689

		27,810,802

Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	123,701	26,353,261
Western Digital Corp.	100,097	5,394,227

		31,747,488

Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	33,757	2,904,115

Tobacco 0.9%
Philip Morris International, Inc.	115,328	9,642,574

Total Common Stocks (cost $877,906,680)		1,021,696,107

Exchange Traded Fund 0.5%
	Shares	Value

Equity Fund 0.5%

SPDR S&P 500 ETF Trust	18,084	5,378,724

Total Exchange Traded Fund (cost $5,362,528)		5,378,724

Total Investments (cost $883,269,208) — 99.7%		1,027,074,831

Other assets in excess of liabilities — 0.3%		3,595,815

NET ASSETS — 100.0%		$1,030,670,646

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $4,188,739, which was collateralized by $4,485,996 in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
IL	Israel
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 98.0%
	Shares	Value

Banks 2.7%
East West Bancorp, Inc.	193,651	$9,297,185
Signature Bank	56,570	7,210,412

		16,507,597

Biotechnology 0.7%
Ligand Pharmaceuticals, Inc. *	47,952	4,388,088

Building Products 1.2%
Fortune Brands Home & Security, Inc.	131,305	7,213,897

Capital Markets 4.2%
Intercontinental Exchange, Inc.	162,413	14,269,606
Raymond James Financial, Inc.	136,562	11,016,457

		25,286,063

Commercial Services & Supplies 3.1%
Copart, Inc. *	241,026	18,686,746

Distributors 2.3%
Pool Corp.	74,072	14,027,015

Diversified Consumer Services 1.9%
Grand Canyon Education, Inc. *	104,218	11,335,792

Electronic Equipment, Instruments & Components 6.8%
Amphenol Corp., Class A	169,268	15,796,090
Cognex Corp.	140,694	6,191,943
National Instruments Corp.	212,877	8,889,743
Trimble, Inc. *	248,856	10,516,655

		41,394,431

Health Care Equipment & Supplies 15.3%
ABIOMED, Inc. *	43,031	11,986,715
Align Technology, Inc. *	34,435	7,199,670
Cooper Cos., Inc. (The)	41,240	13,914,376
IDEXX Laboratories, Inc. *	63,085	17,793,124
Masimo Corp. *	43,439	6,856,846
STERIS plc	108,305	16,122,282
Teleflex, Inc.	34,632	11,765,876
Varian Medical Systems, Inc. *	58,737	6,893,962

		92,532,851

Health Care Providers & Services 1.5%
HealthEquity, Inc. *	111,589	9,148,066

Health Care Technology 3.3%
Cerner Corp.	86,403	6,190,775
Medidata Solutions, Inc. *	151,372	13,830,860

		20,021,635

Hotels, Restaurants & Leisure 1.4%
Texas Roadhouse, Inc.	152,102	8,400,593

Household Products 2.6%
Church & Dwight Co., Inc.	207,280	15,637,203

Industrial Conglomerates 2.1%
Roper Technologies, Inc.	35,456	12,893,574

IT Services 10.5%
Broadridge Financial Solutions, Inc.	129,555	16,469,032
EPAM Systems, Inc. *	23,783	4,608,907
Fiserv, Inc. *	181,518	19,137,443
Gartner, Inc. *	76,382	10,642,304
Global Payments, Inc.	75,841	12,735,221

		63,592,907

Leisure Products 1.8%
Hasbro, Inc. (a)	91,046	11,031,133

Machinery 4.4%
IDEX Corp.	87,370	14,697,381
Snap-on, Inc.	34,341	5,240,780
WABCO Holdings, Inc. *	49,322	6,530,726

		26,468,887

Professional Services 6.5%
CoStar Group, Inc. *	37,417	23,026,422

Common Stocks (continued)
	Shares	Value

Professional Services (continued)
Verisk Analytics, Inc.	106,841	$16,209,916

		39,236,338

Road & Rail 1.3%
JB Hunt Transport Services, Inc.	75,456	7,724,431

Semiconductors & Semiconductor Equipment 1.6%
Microchip Technology, Inc. (a)	101,782	9,610,256

Software 13.2%
ANSYS, Inc. *	71,995	14,623,624
Blackline, Inc. *	98,666	4,400,503
HubSpot, Inc. *	13,405	2,395,742
Intuit, Inc.	73,087	20,267,756
RealPage, Inc. *	220,718	13,790,461
SS&C Technologies Holdings, Inc.	182,879	8,769,048
Tyler Technologies, Inc. *	68,462	15,975,608

		80,222,742

Specialty Retail 6.0%
Burlington Stores, Inc. *	75,026	13,560,949
O’Reilly Automotive, Inc. *	36,942	14,066,036
Ulta Beauty, Inc. *	25,172	8,791,321

		36,418,306

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	84,527	7,862,702

Trading Companies & Distributors 2.3%
Fastenal Co.	188,332	5,800,626
Watsco, Inc.	48,144	7,829,177

		13,629,803

Total Common Stocks (cost $405,346,132)		593,271,056

Short-Term Investment 0.3%
	Shares	Value

Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	1,790,054	1,790,054

Total Short-Term Investment (cost $1,790,054)		1,790,054

Repurchase Agreement 0.9%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $5,638,442, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $5,752,793. (c)	$5,638,046	5,638,046

Total Repurchase Agreement (cost $5,638,046)		5,638,046

Total Investments (cost $412,774,232) — 99.2%		600,699,156
Other assets in excess of liabilities — 0.8%		4,898,093

NET ASSETS — 100.0%		$605,597,249

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $16,552,942, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,790,054 and $5,638,046, respectively, and by $9,913,954 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $17,342,054.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $7,428,100.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$593,271,056	$–	$–	$593,271,056
Repurchase Agreement	–	5,638,046	–	5,638,046
Short-Term Investment	1,790,054	–	–	1,790,054
Total	$595,061,110	$5,638,046	$–	$600,699,156

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 95.5%
	Shares	Value

Airlines 1.7%
Allegiant Travel Co.	122,347	$18,333,698

Auto Components 3.7%
Dorman Products, Inc. *	190,473	13,691,199
Fox Factory Holding Corp. *	346,392	27,739,072

		41,430,271

Banks 2.5%
Pacific Premier Bancorp, Inc. (a)	429,688	13,591,032
Texas Capital Bancshares, Inc. *	222,640	14,010,735

		27,601,767

Biotechnology 0.8%
Ligand Pharmaceuticals, Inc. *	93,691	8,573,663

Building Products 3.4%
AAON, Inc.	360,719	18,324,525
Trex Co., Inc. *	237,389	19,406,551

		37,731,076

Capital Markets 2.0%
MarketAxess Holdings, Inc.	65,065	21,929,508

Chemicals 2.9%
Balchem Corp.	181,062	18,584,204
Sensient Technologies Corp.	197,356	13,453,758

		32,037,962

Commercial Services & Supplies 0.3%
Healthcare Services Group, Inc.	116,748	2,791,445

Diversified Consumer Services 3.2%
Bright Horizons Family Solutions, Inc. *	236,125	35,907,529

Electronic Equipment, Instruments & Components 2.6%
ePlus, Inc. *	189,911	14,414,245
Novanta, Inc. *	118,835	9,992,835
Rogers Corp. *	27,781	4,407,733

		28,814,813

Food Products 2.1%
J&J Snack Foods Corp.	127,825	23,754,998

Health Care Equipment & Supplies 11.5%
Cantel Medical Corp.	253,402	23,383,937
Globus Medical, Inc., Class A *	336,980	15,359,548
LeMaitre Vascular, Inc.	300,178	9,932,890
Masimo Corp. *	199,042	31,418,780
Neogen Corp. *	301,161	21,502,895
STAAR Surgical Co. *	87,790	2,573,125
Tactile Systems Technology, Inc. *	407,269	23,515,712

		127,686,887

Health Care Providers & Services 4.4%
HealthEquity, Inc. *	267,028	21,890,955
LHC Group, Inc. *	93,021	11,774,598
PetIQ, Inc. *(a)	446,544	15,289,667

		48,955,220

Health Care Technology 6.8%
Medidata Solutions, Inc. *	296,947	27,132,047
Omnicell, Inc. *	320,546	24,108,265
Tabula Rasa HealthCare, Inc. *(a)	156,902	9,456,484
Vocera Communications, Inc. *(a)	575,915	14,783,738

		75,480,534

Hotels, Restaurants & Leisure 1.5%
Texas Roadhouse, Inc.	298,633	16,493,501

Insurance 2.3%
Kinsale Capital Group, Inc.	284,446	25,560,317

IT Services 1.6%
ExlService Holdings, Inc. *	250,734	17,247,992

Life Sciences Tools & Services 2.6%
Bio-Techne Corp.	137,798	28,958,250

Machinery 7.5%
Barnes Group, Inc.	242,727	12,631,513
Donaldson Co., Inc.	378,137	18,887,943
Middleby Corp. (The) *	76,835	10,325,087

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Proto Labs, Inc. *	133,725	$13,920,773
RBC Bearings, Inc. *	167,858	27,308,818

		83,074,134

Multiline Retail 1.9%
Ollie’s Bargain Outlet Holdings, Inc. *	253,121	21,436,817

Pharmaceuticals 0.9%
Supernus Pharmaceuticals, Inc. *	291,609	9,730,992

Professional Services 2.9%
Exponent, Inc.	465,227	32,007,618

Road & Rail 2.7%
Genesee & Wyoming, Inc., Class A *	155,637	17,090,499
Marten Transport Ltd.	623,252	12,508,668

		29,599,167

Semiconductors & Semiconductor Equipment 3.2%
Inphi Corp. *	297,790	17,929,936
Monolithic Power Systems, Inc.	116,447	17,252,787

		35,182,723

Software 18.1%
Alarm.com Holdings, Inc. *	356,646	17,800,202
Blackbaud, Inc.	206,065	18,751,915
Blackline, Inc. *	267,309	11,921,981
Bottomline Technologies DE, Inc. *	378,699	15,939,441
Descartes Systems Group, Inc. (The) *	459,186	16,668,452
Envestnet, Inc. *	349,194	24,935,943
Fair Isaac Corp. *	96,985	33,694,529
Paycom Software, Inc. *	97,731	23,528,738
Q2 Holdings, Inc. *	218,848	17,479,390
Tyler Technologies, Inc. *	84,421	19,699,640

		200,420,231

Thrifts & Mortgage Finance 0.9%
Axos Financial, Inc. *	353,274	10,354,461

Trading Companies & Distributors 1.5%
Beacon Roofing Supply, Inc. *	177,129	6,417,384
SiteOne Landscape Supply, Inc. *(a)	136,214	10,062,128

		16,479,512

Total Common Stocks (cost $763,886,162)		1,057,575,086

Short-Term Investment 0.8%
	Shares	Value

Money Market Fund 0.8%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	8,405,067	8,405,067

Total Short-Term Investment (cost $8,405,067)		8,405,067

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

Repurchase Agreement 2.4%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $26,474,888, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $27,011,811. (c)	$26,473,028	$26,473,028

Total Repurchase Agreement (cost $26,473,028)		$26,473,028

Total Investments (cost $798,764,257) — 98.7%		1,092,453,181
Other assets in excess of liabilities — 1.3%		14,760,965

NET ASSETS — 100.0%		$1,107,214,146

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $34,721,751, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $8,405,067 and $26,473,028, respectively, and by $115,957 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $34,994,052.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $34,878,095.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,057,575,086	$–	$–	$1,057,575,086
Repurchase Agreement	–	26,473,028	–	26,473,028
Short-Term Investment	8,405,067	–	–	8,405,067
Total	$1,065,980,153	$26,473,028	$–	$1,092,453,181

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Global Sustainable Equity Fund

Common Stocks 97.1%
	Shares	Value

AUSTRALIA 1.9%
Commercial Services & Supplies 1.9%
Brambles Ltd.	114,958	$1,029,272

AUSTRIA 0.8%
Banks 0.8%
Erste Group Bank AG *	11,672	417,435

CANADA 0.9%
Entertainment 0.9%
Entertainment One Ltd.	86,035	459,875

CHINA 2.4%
Chemicals 0.0%†
Tianhe Chemicals Group Ltd. Reg. S *^¥(a)	2,702,000	0

Insurance 1.6%
Ping An Insurance Group Co. of China Ltd., Class H	73,000	865,837

Wireless Telecommunication Services 0.8%
China Mobile Ltd.	50,000	425,608

		1,291,445

DENMARK 1.7%
Biotechnology 0.7%
Genmab A/S *	1,989	366,636

Marine 1.0%
AP Moller - Maersk A/S, Class B	495	554,397

		921,033

FINLAND 0.8%
Banks 0.8%
Nordea Bank Abp	68,818	440,196

GERMANY 4.3%
Auto Components 1.0%
Continental AG	3,909	540,729

Chemicals 1.1%
LANXESS AG	9,663	578,367

Machinery 1.1%
Jungheinrich AG (Preference)	11,761	261,798
KION Group AG	6,395	343,323

		605,121

Software 1.1%
SAP SE	4,720	585,506

		2,309,723

INDIA 1.5%
Banks 1.5%
Axis Bank Ltd., GDR Reg. S	17,023	832,976

INDONESIA 1.0%
Banks 1.0%
Bank Mandiri Persero Tbk. PT	919,700	520,710

JAPAN 7.1%
Diversified Financial Services 0.7%
ORIX Corp.	26,200	374,603

Entertainment 1.3%
Nintendo Co. Ltd.	1,900	696,105

Household Durables 1.1%
Sony Corp.	10,100	573,623

Machinery 1.2%
MINEBEA MITSUMI, Inc.	16,000	273,768
Nabtesco Corp.	14,600	393,202

		666,970

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Personal Products 1.5%
Kao Corp.	10,900	$797,085

Pharmaceuticals 1.3%
Takeda Pharmaceutical Co. Ltd.	20,659	714,783

		3,823,169

NETHERLANDS 2.2%
Chemicals 1.2%
Koninklijke DSM NV	5,303	656,240

Semiconductors & Semiconductor Equipment 1.0%
NXP Semiconductors NV	5,196	537,214

		1,193,454

NORWAY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Equinor ASA	26,151	466,870

SOUTH AFRICA 1.4%
Internet & Direct Marketing Retail 1.4%
Naspers Ltd., Class N	3,103	754,936

SWITZERLAND 5.8%
Health Care Equipment & Supplies 0.8%
Alcon, Inc. *	7,108	411,119

Insurance 2.0%
Zurich Insurance Group AG	3,170	1,102,517

Pharmaceuticals 1.6%
Novartis AG (Registered)	9,499	871,050

Textiles, Apparel & Luxury Goods 1.4%
Cie Financiere Richemont SA (Registered)	8,854	755,713

		3,140,399

UNITED KINGDOM 10.1%
Chemicals 1.9%
Linde plc	5,282	1,010,340

Electronic Equipment, Instruments & Components 1.3%
Spectris plc	22,746	705,876

Multi-Utilities 0.9%
Centrica plc	515,607	474,388

Personal Products 1.9%
Unilever NV	17,341	1,000,256

Pharmaceuticals 1.4%
GlaxoSmithKline plc	37,494	775,884

Software 1.8%
Sage Group plc (The)	112,840	984,183

Trading Companies & Distributors 0.9%
Ashtead Group plc	17,983	491,048

		5,441,975

UNITED STATES 54.3%
Airlines 1.6%
Delta Air Lines, Inc.	14,211	867,439

Banks 1.5%
Investors Bancorp, Inc.	24,170	274,571
US Bancorp	9,285	530,638

		805,209

Biotechnology 2.6%
Cyclerion Therapeutics, Inc. *	2,021	18,775
Incyte Corp. *	6,446	547,394
Ironwood Pharmaceuticals, Inc. *	50,389	535,635
Medicines Co. (The) *(b)	8,744	313,385

		1,415,189

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Building Products 1.3%
Allegion plc	6,900	$714,426

Capital Markets 3.0%
Ameriprise Financial, Inc.	3,973	578,111
T. Rowe Price Group, Inc.	9,375	1,063,031

		1,641,142

Chemicals 2.4%
Ecolab, Inc.	6,422	1,295,510

Commercial Services & Supplies 0.7%
MSA Safety, Inc.	3,816	402,016

Entertainment 3.0%
Electronic Arts, Inc. *	3,791	350,668
Walt Disney Co. (The)	8,670	1,239,896

		1,590,564

Equity Real Estate Investment Trusts (REITs) 1.7%
Simon Property Group, Inc.	5,773	936,381

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	2,577	710,299

Health Care Equipment & Supplies 1.2%
LivaNova plc *	3,600	277,380
Medtronic plc	3,400	346,596

		623,976

Health Care Providers & Services 3.1%
Laboratory Corp. of America Holdings *	3,251	544,608
UnitedHealth Group, Inc.	4,445	1,106,849

		1,651,457

Household Durables 1.1%
Mohawk Industries, Inc. *	4,794	597,764

Household Products 1.5%
Procter & Gamble Co. (The)	6,715	792,639

Insurance 2.1%
Marsh & McLennan Cos., Inc.	11,676	1,153,589

Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc. *	931	1,737,972

IT Services 1.8%
Visa, Inc., Class A	5,543	986,654

Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A *	2,855	899,040

Machinery 2.5%
AGCO Corp.	10,696	823,592
Gardner Denver Holdings, Inc. *	15,919	524,849

		1,348,441

Media 2.1%
Comcast Corp., Class A	26,752	1,154,884

Oil, Gas & Consumable Fuels 2.8%
EOG Resources, Inc.	5,469	469,514
Hess Corp.	15,628	1,013,319

		1,482,833

Pharmaceuticals 3.0%
Elanco Animal Health, Inc. *	14,812	488,204
Eli Lilly & Co.	3,070	334,477
Johnson & Johnson	5,967	777,022

		1,599,703

Semiconductors & Semiconductor Equipment 1.2%
Micron Technology, Inc. *	14,427	647,628

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Software 4.1%
Adobe, Inc. *	2,111	$630,893
Microsoft Corp.	11,054	1,506,328

		2,137,221

Specialty Retail 2.3%
TJX Cos., Inc. (The)	22,210	1,211,778

Technology Hardware, Storage & Peripherals 1.5%
Western Digital Corp.	14,715	792,991

		29,196,745

Total Common Stocks (cost $44,890,626)		52,240,213

Short-Term Investment 0.0%†
	Shares	Value

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23%(c)(d)	22,818	22,818

Total Short-Term Investment (cost $22,818)		22,818

Repurchase Agreement 0.1%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $71,874, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $73,332. (d)	$71,869	71,869

Total Repurchase Agreement (cost $71,869)		71,869

Total Investments (cost $44,985,313) — 97.2%		52,334,900

Other assets in excess of liabilities — 2.8%		1,496,000

NET ASSETS — 100.0%		$53,830,900

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $0 which represents 0.0% of net assets.

(b)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $90,496, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $22,818 and $71,869, respectively, a total value of $94,687.

(c)	Represents 7-day effective yield as of July 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $94,687.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$867,439	$–	$–	$867,439
Auto Components	–	540,729	–	540,729
Banks	805,209	2,211,317	–	3,016,526
Biotechnology	1,415,189	366,636	–	1,781,825
Building Products	714,426	–	–	714,426
Capital Markets	1,641,142	–	–	1,641,142
Chemicals	2,305,850	1,234,607	–	3,540,457
Commercial Services & Supplies	402,016	1,029,272	–	1,431,288
Diversified Financial Services	–	374,603	–	374,603
Electronic Equipment, Instruments & Components	–	705,876	–	705,876
Entertainment	1,590,564	1,155,980	–	2,746,544
Equity Real Estate Investment Trusts (REITs)	936,381	–	–	936,381
Food & Staples Retailing	710,299	–	–	710,299
Health Care Equipment & Supplies	623,976	411,119	–	1,035,095
Health Care Providers & Services	1,651,457	–	–	1,651,457
Household Durables	597,764	573,623	–	1,171,387
Household Products	792,639	–	–	792,639
Insurance	1,153,589	1,968,354	–	3,121,943
Internet & Direct Marketing Retail	1,737,972	754,936	–	2,492,908
IT Services	986,654	–	–	986,654

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Global Sustainable Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$899,040	$–	$–	$899,040
Machinery	1,348,441	1,272,091	–	2,620,532
Marine	–	554,397	–	554,397
Media	1,154,884	–	–	1,154,884
Multi-Utilities	–	474,388	–	474,388
Oil, Gas & Consumable Fuels	1,482,833	466,870	–	1,949,703
Personal Products	–	1,797,341	–	1,797,341
Pharmaceuticals	1,599,703	2,361,717	–	3,961,420
Semiconductors & Semiconductor Equipment	1,184,842	–	–	1,184,842
Software	2,137,221	1,569,689	–	3,706,910
Specialty Retail	1,211,778	–	–	1,211,778
Technology Hardware, Storage & Peripherals	792,991	–	–	792,991
Textiles, Apparel & Luxury Goods	–	755,713	–	755,713
Trading Companies & Distributors	–	491,048	–	491,048
Wireless Telecommunication Services	–	425,608	–	425,608
Total Common Stocks	$30,744,299	$21,495,914	$–	$52,240,213
Repurchase Agreement	$–	$71,869	$–	$71,869
Short-Term Investment	22,818	–	–	22,818
Total	$30,767,117	$21,567,783	$–	$52,334,900

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2019, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Inflation-Protected Securities Fund

Asset-Backed Securities 4.2%
	Principal Amount	Value

Other 4.2%
CCG Receivables Trust, Series 2019-1, Class A2, 2.80%, 9/14/2026(a)	$6,353,324	$6,382,767
FNMA, REMICS Series 1998-73, Class MZ, 6.30%, 10/17/2038	155,764	156,893
NRZ Advance Receivables Trust 2015-ON1, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	3,303,000	3,293,768

Total Asset-Backed Securities (cost $9,811,672)		9,833,428

Collateralized Mortgage Obligations 1.0%
	Principal Amount	Value

FHLMC REMICS
Series 1684, Class I, 6.50%, 3/15/2024	132,438	146,660
Series 2296, Class H, 6.50%, 3/15/2031	16	16
FNMA REMICS
Series 1990-7, Class B, 8.50%, 1/25/2020	302	304
Series 1993-16, Class Z, 7.50%, 2/25/2023	7,811	8,202
Series 1993-226, Class PK, 6.00%, 12/25/2023	64,249	67,873
Series 2013-59, Class MX, 2.50%, 9/25/2042	1,999,825	2,008,681

Total Collateralized Mortgage Obligations (cost $2,233,836)		2,231,736

Corporate Bond 0.9%
	Principal Amount	Value

Diversified Financial Services 0.9%
Private Export Funding Corp.,
Series HH, 1.45%, 8/15/2019	2,000,000	1,999,295

Total Corporate Bond (cost $2,000,085)		1,999,295

Foreign Government Security 0.8%
	Principal Amount	Value

UNITED STATES 0.8%
Ukraine Government AID Bond, 1.47%, 9/29/2021	2,000,000	1,980,160

Total Foreign Government Security (cost $2,000,000)		1,980,160

Mortgage-Backed Securities 1.2%
	Principal Amount	Value

FNMA Pool
Pool# 874982 6.81%, 11/1/2025	1,468,744	1,669,447

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA Pool (continued)
Pool# 773298 4.91%, 4/1/2035(b)	$615,729	$641,714
Pool# 745769 4.39%, 7/1/2036(b)	351,703	366,938
Pool# 813605 4.69%, 7/1/2036(b)	125,334	130,309

Total Mortgage-Backed Securities (cost $2,611,589)		2,808,408

U.S. Government Agency Securities 4.8%
	Principal Amount	Value

FFCB, 2.43%, 9/13/2027	3,000,000	3,024,243
FHLB 5.37%, 9/9/2024	2,615,000	3,053,733
3.00%, 3/12/2027	2,000,000	2,124,507
Tennessee Valley Authority, 2.25%, 3/15/2020	3,000,000	3,001,077

Total U.S. Government Agency Securities (cost $11,006,051)		11,203,560

U.S. Treasury Obligations 87.0%
	Principal Amount	Value

U.S. Treasury Inflation Linked Bonds 2.38%, 1/15/2025 (c)	11,300,000	17,083,791
1.75%, 1/15/2028 (c)	4,800,000	6,570,652
3.63%, 4/15/2028 (c)	5,000,000	10,153,911
2.50%, 1/15/2029 (c)	4,750,000	6,816,432
3.88%, 4/15/2029 (c)	3,300,000	6,877,453
2.13%, 2/15/2041 (c)	7,375,000	11,214,025
0.75%, 2/15/2042 (c)	7,600,000	8,746,594
0.63%, 2/15/2043 (c)	13,050,000	14,267,478
0.88%, 2/15/2047 (c)	5,000,000	5,477,779
U.S. Treasury Inflation Linked Notes 1.38%, 1/15/2020 (c)	1,700,000	2,005,003
0.13%, 4/15/2020 (c)	7,800,000	8,430,041
0.13%, 4/15/2021 (c)	10,500,000	11,207,428
0.63%, 7/15/2021 (c)	11,300,000	12,880,114
0.13%, 1/15/2022 (c)(d)	6,000,000	6,725,098
0.13%, 7/15/2022 (c)	10,550,000	11,683,260
0.13%, 7/15/2024 (c)	11,150,000	11,987,290
0.25%, 1/15/2025 (c)	5,000,000	5,400,791
0.38%, 7/15/2025 (c)	12,000,000	13,085,781
0.13%, 7/15/2026 (c)	6,000,000	6,371,359
0.38%, 1/15/2027 (c)	10,250,000	10,951,948
0.38%, 7/15/2027 (c)	9,250,000	9,786,964
0.50%, 1/15/2028 (c)	5,000,000	5,282,010

Total U.S. Treasury Obligations (cost $201,656,304)		203,005,202

Total Investments
(cost $231,319,537) — 99.9%		233,061,789

Other assets in excess of liabilities — 0.1%		206,722

NET ASSETS — 100.0%		$233,268,511

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $9,676,535 which represents 4.15% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(c)	Principal amounts are not adjusted for inflation.
(d)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
U.S. Treasury 5 Year Note	91	9/2019	USD	10,697,476	84,086
U.S. Treasury 10 Year Ultra Note	88	9/2019	USD	12,130,250	261,039
U.S. Treasury Ultra Bond	40	9/2019	USD	7,102,500	254,037

					599,162

Short Contracts
U.S. Treasury 10 Year Note	(9)	9/2019	USD	(1,146,797)	(2,834)
U.S. Treasury Long Bond	(155)	9/2019	USD	(24,117,031)	(729,380)

					(732,214)

					(133,052)

Currency:
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$9,833,428	$–	$9,833,428
Collateralized Mortgage Obligations	–	2,231,736	–	2,231,736
Corporate Bond	–	1,999,295	–	1,999,295
Foreign Government Security	–	1,980,160	–	1,980,160
Futures Contracts	599,162	–	–	599,162
Mortgage-Backed Securities	–	2,808,408	–	2,808,408
U.S. Government Agency Securities	–	11,203,560	–	11,203,560
U.S. Treasury Obligations	–	203,005,202	–	203,005,202
Total Assets	$599,162	$233,061,789	$–	$233,660,951
Liabilities:
Futures Contracts	$(732,214)	$–	$–	$(732,214)
Total Liabilities	$(732,214)	$–	$–	$(732,214)
Total	$(133,052)	$233,061,789	$–	$232,928,737

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$599,162
Total		$599,162
Liabilties:
Futures Contracts
Interest rate risk	Unrealized deprication from futures contracts	$732,214
Total		$732,214

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide International Index Fund

Common Stocks 99.3%
	Shares	Value

AUSTRALIA 8.0%

Banks 2.1%
Australia & New Zealand Banking Group Ltd.	275,837	$5,250,907
Bank of Queensland Ltd.	40,530	258,265
Bendigo & Adelaide Bank Ltd.	46,113	361,542
Commonwealth Bank of Australia	170,268	9,563,116
National Australia Bank Ltd.	262,808	5,109,275
Westpac Banking Corp.	330,370	6,456,786

		26,999,891

Beverages 0.1%
Coca-Cola Amatil Ltd.	47,888	345,956
Treasury Wine Estates Ltd.	69,773	841,041

		1,186,997

Biotechnology 0.5%
CSL Ltd.	43,567	6,802,887

Capital Markets 0.3%
ASX Ltd.	18,679	1,124,137
Macquarie Group Ltd.	30,870	2,697,388

		3,821,525

Chemicals 0.1%
Incitec Pivot Ltd.	161,079	382,560
Orica Ltd.	38,356	571,148

		953,708

Commercial Services & Supplies 0.1%
Brambles Ltd.	154,562	1,383,865

Construction & Engineering 0.0%†
CIMIC Group Ltd.	8,551	212,996

Construction Materials 0.0%†
Boral Ltd.	103,823	365,379

Diversified Financial Services 0.0%†
AMP Ltd.	277,480	338,704
Challenger Ltd.	47,382	228,859

		567,563

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	398,216	1,078,629
TPG Telecom Ltd.	32,780	155,924

		1,234,553

Electric Utilities 0.0%†
AusNet Services	181,656	220,186

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	28,634	314,262

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	98,757	883,805
Goodman Group	158,493	1,601,241
GPT Group (The)	172,557	730,515
Mirvac Group	344,412	756,075
Scentre Group	516,209	1,404,679
Stockland	236,355	737,352
Vicinity Centres	313,997	558,813

		6,672,480

Food & Staples Retailing 0.3%
Coles Group Ltd.*	108,861	1,054,847
Woolworths Group Ltd.	120,372	2,924,439

		3,979,286

Gas Utilities 0.1%
APA Group	111,013	835,513

Common Stocks (continued)
	Shares	Value

AUSTRALIA (continued)
Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	5,463	$816,709

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	13,102	651,405
Sonic Healthcare Ltd.	42,425	811,232

		1,462,637

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	55,795	1,164,904
Crown Resorts Ltd.	35,525	287,897
Domino’s Pizza Enterprises Ltd.	5,159	135,846
Flight Centre Travel Group Ltd.	6,025	188,952
Tabcorp Holdings Ltd.	176,350	538,458

		2,316,057

Insurance 0.3%
Insurance Australia Group Ltd.	224,338	1,319,971
Medibank Pvt Ltd.	251,759	619,118
QBE Insurance Group Ltd.	124,313	1,059,072
Suncorp Group Ltd.	126,067	1,161,548

		4,159,709

Interactive Media & Services 0.0%†
REA Group Ltd.	5,289	353,077

IT Services 0.0%†
Computershare Ltd.	43,467	470,069

Metals & Mining 2.0%
Alumina Ltd.	250,230	397,906
BHP Group Ltd.	283,342	7,826,677
BHP Group plc	200,895	4,797,075
BlueScope Steel Ltd.	52,360	466,402
Fortescue Metals Group Ltd.	132,486	743,585
Newcrest Mining Ltd.	74,537	1,779,970
Rio Tinto Ltd.	36,086	2,436,845
Rio Tinto plc	109,001	6,189,200
South32 Ltd.	497,010	1,065,383

		25,703,043

Multiline Retail 0.2%
Harvey Norman Holdings Ltd.	59,475	177,901
Wesfarmers Ltd.	110,081	2,941,819

		3,119,720

Multi-Utilities 0.1%
AGL Energy Ltd.	63,672	911,109

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	25,321	465,933
Oil Search Ltd.	133,132	638,511
Origin Energy Ltd.	170,818	917,176
Santos Ltd.	168,889	831,563
Washington H Soul Pattinson & Co. Ltd.	11,597	179,287
Woodside Petroleum Ltd.	88,816	2,085,807

		5,118,277

Professional Services 0.0%†
SEEK Ltd.	31,885	454,513

Real Estate Management & Development 0.0%†
Lendlease Group	55,377	549,408

Road & Rail 0.1%
Aurizon Holdings Ltd.	192,301	751,518

Transportation Infrastructure 0.3%
Sydney Airport	106,608	607,942

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

AUSTRALIA (continued)
Transportation Infrastructure (continued)
Transurban Group	254,039	$2,694,329

		3,302,271

		105,039,208

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	29,209	1,044,625
Raiffeisen Bank International AG	14,875	347,612

		1,392,237

Electric Utilities 0.0%†
Verbund AG	6,001	336,479

Machinery 0.0%†
ANDRITZ AG	6,555	234,170

Metals & Mining 0.0%†
voestalpine AG	10,207	270,259

Oil, Gas & Consumable Fuels 0.1%
OMV AG	13,902	694,926

		2,928,071

BELGIUM 1.1%

Banks 0.1%
KBC Group NV	24,227	1,555,963

Beverages 0.6%
Anheuser-Busch InBev SA/NV	72,691	7,352,167

Chemicals 0.1%
Solvay SA	7,172	733,253
Umicore SA(a)	20,334	634,421

		1,367,674

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	7,833	739,126

Diversified Telecommunication Services 0.0%†
Proximus SADP	13,940	397,299

Food & Staples Retailing 0.0%†
Colruyt SA	5,305	275,640

Insurance 0.1%
Ageas	17,521	942,877

Media 0.0%†
Telenet Group Holding NV	4,656	228,940

Pharmaceuticals 0.1%
UCB SA	12,163	949,773

		13,809,459

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	39,306	442,493

CHINA 0.2%

Banks 0.1%
BOC Hong Kong Holdings Ltd.	347,100	1,328,454

Biotechnology 0.1%
BeiGene Ltd., ADR*	3,420	469,703

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	239,666	248,894

		2,047,051

Common Stocks (continued)
	Shares	Value

COLOMBIA 0.0%†

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	6,049	$310,978

DENMARK 1.7%
Banks 0.1%
Danske Bank A/S	64,254	952,424

Beverages 0.1%
Carlsberg A/S, Class B	10,385	1,416,321

Biotechnology 0.1%
Genmab A/S*	5,769	1,063,411

Chemicals 0.2%
Chr Hansen Holding A/S	10,086	878,676
Novozymes A/S, Class B	21,255	985,967

		1,864,643

Commercial Services & Supplies 0.1%
ISS A/S	15,223	426,951

Electric Utilities 0.1%
Orsted A/S Reg. S(b)	17,652	1,607,868

Electrical Equipment 0.1%
Vestas Wind Systems A/S	18,380	1,506,300

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	11,534	1,343,339
Demant A/S*	10,859	320,160

		1,663,499

Insurance 0.0%†
Tryg A/S	10,895	332,583

Marine 0.1%
AP Moller - Maersk A/S, Class A	343	366,073
AP Moller - Maersk A/S, Class B	635	711,196

		1,077,269

Pharmaceuticals 0.6%
H Lundbeck A/S	7,229	278,917
Novo Nordisk A/S, Class B	164,593	7,899,912

		8,178,829

Road & Rail 0.1%
DSV A/S	17,078	1,627,573

Textiles, Apparel & Luxury Goods 0.0%†
Pandora A/S	10,637	408,607

		22,126,278

FINLAND 1.1%
Auto Components 0.0%†
Nokian Renkaat OYJ	11,788	337,901

Banks 0.1%
Nordea Bank Abp	288,839	1,847,564

Communications Equipment 0.2%
Nokia OYJ	538,500	2,901,650

Diversified Telecommunication Services 0.1%
Elisa OYJ	13,148	617,279

Electric Utilities 0.1%
Fortum OYJ	42,872	984,777

Insurance 0.1%
Sampo OYJ, Class A	41,889	1,743,310

Machinery 0.2%
Kone OYJ, Class B	32,903	1,875,416
Metso OYJ	8,768	337,288

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

FINLAND (continued)
Machinery (continued)
Wartsila OYJ Abp	42,969	$538,524

		2,751,228

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	40,454	1,337,273

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	55,627	640,322
UPM-Kymmene OYJ	51,819	1,397,276

		2,037,598

Pharmaceuticals 0.0%†
Orion OYJ, Class B	9,760	334,629

		14,893,209

FRANCE 10.9%
Aerospace & Defense 1.1%
Airbus SE	55,549	7,853,254
Dassault Aviation SA	257	352,205
Safran SA	31,669	4,538,179
Thales SA	10,323	1,163,308

		13,906,946

Air Freight & Logistics 0.0%†
Bollore SA	81,557	350,323

Auto Components 0.2%
Cie Generale des Etablissements Michelin SCA	16,508	1,826,053
Faurecia SE	6,859	323,711
Valeo SA	23,722	740,429

		2,890,193

Automobiles 0.2%
Peugeot SA	57,100	1,340,889
Renault SA	18,662	1,036,941

		2,377,830

Banks 0.6%
BNP Paribas SA	107,200	4,981,286
Credit Agricole SA	107,408	1,274,849
Societe Generale SA	72,820	1,783,776

		8,039,911

Beverages 0.3%
Pernod Ricard SA	20,332	3,559,954
Remy Cointreau SA*	2,184	321,216

		3,881,170

Building Products 0.1%
Cie de Saint-Gobain	46,981	1,798,982

Capital Markets 0.1%
Amundi SA Reg. S(b)	5,500	379,033
Natixis SA	94,702	379,613

		758,646

Chemicals 0.5%
Air Liquide SA	40,794	5,630,029
Arkema SA	6,503	585,263

		6,215,292

Commercial Services & Supplies 0.1%
Edenred	23,230	1,164,872
Societe BIC SA	2,723	188,926

		1,353,798

Construction & Engineering 0.5%
Bouygues SA	21,834	779,993
Eiffage SA	7,612	751,224

Common Stocks (continued)
	Shares	Value

FRANCE (continued)
Construction & Engineering (continued)
Vinci SA	48,285	$4,948,577

		6,479,794

Construction Materials 0.0%†
Imerys SA	3,788	157,982

Diversified Financial Services 0.1%
Eurazeo SE	4,321	289,723
Wendel SA	2,490	341,377

		631,100

Diversified Telecommunication Services 0.2%
Iliad SA	2,730	280,217
Orange SA	190,629	2,828,515

		3,108,732

Electric Utilities 0.1%
Electricite de France SA	58,451	721,199

Electrical Equipment 0.5%
Legrand SA	25,168	1,774,199
Schneider Electric SE	52,211	4,495,216

		6,269,415

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	5,574	529,285

Entertainment 0.2%
Ubisoft Entertainment SA*	8,126	673,831
Vivendi SA	87,433	2,430,124

		3,103,955

Equity Real Estate Investment Trusts (REITs) 0.3%
Covivio	4,179	426,072
Gecina SA	4,285	651,529
ICADE	3,124	271,046
Klepierre SA	18,847	579,804
Unibail-Rodamco-Westfield	13,109	1,754,926

		3,683,377

Food & Staples Retailing 0.1%
Carrefour SA	57,469	1,104,269
Casino Guichard Perrachon SA(a)	4,862	179,240

		1,283,509

Food Products 0.4%
Danone SA	58,591	5,079,815

Health Care Equipment & Supplies 0.0%†
BioMerieux	3,645	308,234

Hotels, Restaurants & Leisure 0.1%
Accor SA	18,060	803,668
Sodexo SA	8,273	947,348

		1,751,016

Household Durables 0.0%†
SEB SA	2,138	342,450

Insurance 0.4%
AXA SA	184,520	4,663,642
CNP Assurances	15,763	325,965
SCOR SE	15,727	646,500

		5,636,107

IT Services 0.3%
Atos SE	9,320	750,835
Capgemini SE	15,145	1,921,220
Worldline SA Reg. S*(b)	7,842	560,646

		3,232,701

Life Sciences Tools & Services 0.0%†
Sartorius Stedim Biotech	2,447	389,959

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

FRANCE (continued)
Machinery 0.1%
Alstom SA	14,465	$621,762

Media 0.1%
Eutelsat Communications SA	15,743	300,883
JCDecaux SA	7,695	222,161
Publicis Groupe SA	20,556	1,016,283

		1,539,327

Multi-Utilities 0.3%
Engie SA	173,740	2,660,511
Suez	37,163	545,514
Veolia Environnement SA	51,960	1,306,692

		4,512,717

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA	227,352	11,780,660

Personal Products 0.5%
L’Oreal SA	24,055	6,432,133

Pharmaceuticals 0.7%
Ipsen SA	3,462	396,769
Sanofi	107,497	8,969,405

		9,366,174

Professional Services 0.1%
Bureau Veritas SA	27,472	684,729
Teleperformance	5,587	1,169,234

		1,853,963

Software 0.1%
Dassault Systemes SE	12,347	1,869,122

Textiles, Apparel & Luxury Goods 1.6%
EssilorLuxottica SA	26,936	3,631,139
Hermes International	2,997	2,106,176
Kering SA	7,274	3,757,456
LVMH Moet Hennessy Louis Vuitton SE	26,499	10,957,157

		20,451,928

Transportation Infrastructure 0.1%
Aeroports de Paris	2,930	505,156
Getlink SE	45,388	654,746

		1,159,902

		143,869,409

GERMANY 8.5%
Aerospace & Defense 0.1%
MTU Aero Engines AG	5,048	1,262,592

Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	94,324	3,075,155

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	21,700	344,937

Auto Components 0.1%
Continental AG	10,370	1,434,473

Automobiles 0.9%
Bayerische Motoren Werke AG	31,526	2,324,079
Bayerische Motoren Werke AG (Preference)	5,317	315,967
Daimler AG (Registered)	86,660	4,484,243
Porsche Automobil Holding SE (Preference)	14,719	974,376
Volkswagen AG	3,212	550,530
Volkswagen AG (Preference)	17,741	2,970,434

		11,619,629

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Banks 0.1%
Commerzbank AG	95,802	$654,395

Capital Markets 0.3%
Deutsche Bank AG (Registered)	184,414	1,433,677
Deutsche Boerse AG	18,222	2,548,824

		3,982,501

Chemicals 0.7%
BASF SE	87,623	5,854,831
Covestro AG Reg. S(b)	16,624	754,652
Evonik Industries AG	17,824	511,381
Fuchs Petrolub SE (Preference)	6,531	252,180
LANXESS AG	8,441	505,225
Symrise AG	12,302	1,139,628

		9,017,897

Construction & Engineering 0.0%†
Hochtief AG	2,534	287,543

Construction Materials 0.1%
HeidelbergCement AG	14,448	1,048,998

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)	317,411	5,220,346
Telefonica Deutschland Holding AG	85,329	215,228
United Internet AG (Registered)	11,075	331,218

		5,766,792

Food & Staples Retailing 0.0%†
METRO AG(a)	18,069	279,638

Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG	3,849	423,149
Sartorius AG (Preference)	3,337	683,771
Siemens Healthineers AG Reg. S(b)	14,275	596,362

		1,703,282

Health Care Providers & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	20,321	1,415,474
Fresenius SE & Co. KGaA	39,541	1,996,712

		3,412,186

Hotels, Restaurants & Leisure 0.0%†
TUI AG	39,770	392,016

Household Products 0.2%
Henkel AG & Co. KGaA	9,903	931,122
Henkel AG & Co. KGaA (Preference)	16,761	1,727,793

		2,658,915

Independent Power and Renewable Electricity Producers 0.1%
Uniper SE	19,541	603,410

Industrial Conglomerates 0.6%
Siemens AG (Registered)	72,981	8,011,386

Insurance 1.1%
Allianz SE (Registered)	40,493	9,439,732
Hannover Rueck SE	5,742	899,432
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,321	3,452,444

		13,791,608

Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b)	10,755	516,815
Zalando SE Reg. S*(b)	11,984	551,870

		1,068,685

IT Services 0.1%
Wirecard AG	11,397	1,905,164

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Machinery 0.1%
GEA Group AG	16,466	$413,965
KION Group AG	6,376	342,304
Knorr-Bremse AG	4,624	470,324

		1,226,593

Media 0.0%†
Axel Springer SE(a)	5,054	349,300

Metals & Mining 0.0%†
thyssenkrupp AG	41,747	539,019

Multi-Utilities 0.3%
E.ON SE	208,815	2,089,614
Innogy SE	12,771	536,119
Innogy SE Reg. S(b)	24	1,156
RWE AG	52,301	1,414,796

		4,041,685

Personal Products 0.1%
Beiersdorf AG	9,786	1,137,088

Pharmaceuticals 0.5%
Bayer AG (Registered)	88,929	5,776,049
Merck KGaA	12,548	1,285,707

		7,061,756

Real Estate Management & Development 0.3%
Aroundtown SA	75,065	600,490
Deutsche Wohnen SE	33,477	1,231,649
Vonovia SE	46,770	2,289,126

		4,121,265

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	119,493	2,264,420

Software 0.9%
SAP SE	93,977	11,657,639

Textiles, Apparel & Luxury Goods 0.5%
adidas AG	17,143	5,497,449
HUGO BOSS AG	6,042	381,378
Puma SE	8,420	588,455

		6,467,282

Trading Companies & Distributors 0.1%
Brenntag AG	15,000	737,619

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,070	340,802

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	5,496	165,603

		112,431,273

HONG KONG 3.5%
Banks 0.2%
Bank of East Asia Ltd. (The)	130,350	377,207
Hang Seng Bank Ltd.	72,100	1,709,241

		2,086,448

Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	113,000	3,816,253

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	380,420	607,810
PCCW Ltd.	449,000	255,687

		863,497

Electric Utilities 0.2%
CK Infrastructure Holdings Ltd.	59,500	461,018
CLP Holdings Ltd.	154,500	1,674,557

Common Stocks (continued)
	Shares	Value

HONG KONG (continued)
Electric Utilities (continued)
HK Electric Investments & HK Electric Investments Ltd. Reg. S	277,000	$280,977
Power Assets Holdings Ltd.	131,800	943,443

		3,359,995

Equity Real Estate Investment Trusts (REITs) 0.2%
Link REIT	200,551	2,338,664

Food & Staples Retailing 0.0%†
Dairy Farm International Holdings Ltd.	35,400	265,213

Food Products 0.1%
Vitasoy International Holdings Ltd.	72,000	337,825
WH Group Ltd. Reg. S(b)	912,000	889,279

		1,227,104

Gas Utilities 0.2%
Hong Kong & China Gas Co. Ltd.	960,831	2,118,679

Hotels, Restaurants & Leisure 0.0%†
Melco Resorts & Entertainment Ltd., ADR	19,790	444,681
Shangri-La Asia Ltd.	123,333	149,747

		594,428

Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd.	256,886	2,403,315
Jardine Matheson Holdings Ltd.	21,000	1,264,620
Jardine Matheson Holdings Ltd.	400	24,340
Jardine Strategic Holdings Ltd.	19,800	674,190
Jardine Strategic Holdings Ltd.	1,700	58,557
NWS Holdings Ltd.	151,645	281,408

		4,706,430

Insurance 0.9%
AIA Group Ltd.	1,152,200	11,744,729

Machinery 0.1%
Techtronic Industries Co. Ltd.	131,500	984,584

Real Estate Management & Development 0.8%
CK Asset Holdings Ltd.	244,886	1,842,132
Hang Lung Properties Ltd.	184,000	433,373
Henderson Land Development Co. Ltd.	136,352	703,686
Hongkong Land Holdings Ltd.	104,700	632,388
Hongkong Land Holdings Ltd.	8,700	53,109
Hysan Development Co. Ltd.	63,673	303,754
Kerry Properties Ltd.	61,000	230,016
New World Development Co. Ltd.	593,829	831,220
Sino Land Co. Ltd.	318,200	516,951
Sun Hung Kai Properties Ltd.	151,200	2,429,966
Swire Pacific Ltd., Class A	46,500	527,903
Swire Properties Ltd.	104,400	378,097
Wharf Holdings Ltd. (The)	125,270	305,446
Wharf Real Estate Investment Co. Ltd.	116,270	735,673
Wheelock & Co. Ltd.	82,000	517,619

		10,441,333

Road & Rail 0.1%
MTR Corp. Ltd.	147,714	968,638

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	26,900	315,745

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	63,000	176,575

		46,008,315

IRELAND 0.6%
Banks 0.1%
AIB Group plc	80,348	273,485

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

IRELAND (continued)
Banks (continued)
Bank of Ireland Group plc	94,265	$414,930

		688,415

Building Products 0.1%
Kingspan Group plc	14,869	725,275

Construction Materials 0.2%
CRH plc	78,610	2,616,131
James Hardie Industries plc CHDI	43,819	589,768

		3,205,899

Containers & Packaging 0.0%†
Smurfit Kappa Group plc	21,037	657,157

Food Products 0.1%
Kerry Group plc, Class A	14,916	1,727,588

Hotels, Restaurants & Leisure 0.0%†
Flutter Entertainment plc	7,362	583,018

Trading Companies & Distributors 0.1%
AerCap Holdings NV*	12,082	658,832

		8,246,184

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,177	349,135

Banks 0.2%
Bank Hapoalim BM*	108,401	822,373
Bank Leumi Le-Israel BM	142,064	1,036,138
Israel Discount Bank Ltd., Class A	111,305	482,412
Mizrahi Tefahot Bank Ltd.*	14,257	342,713

		2,683,636

Chemicals 0.0%†
Israel Chemicals Ltd.	72,254	389,460

IT Services 0.1%
Wix.com Ltd.*	4,145	615,615

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR*	104,190	826,227

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	4,017	281,566

Software 0.2%
Check Point Software Technologies Ltd.*	12,133	1,358,289
CyberArk Software Ltd.*	3,557	493,996
Nice Ltd.*	5,910	902,668

		2,754,953

		7,900,592

ITALY 2.0%
Aerospace & Defense 0.0%†
Leonardo SpA	37,717	459,565

Auto Components 0.0%†
Pirelli & C SpA Reg. S(b)	39,668	234,122

Automobiles 0.1%
Ferrari NV	11,905	1,914,560

Banks 0.5%
FinecoBank Banca Fineco SpA	56,749	562,231
Intesa Sanpaolo SpA	1,426,123	3,081,902
Mediobanca Banca di Credito Finanziario SpA	58,006	579,385

Common Stocks (continued)
	Shares	Value

ITALY (continued)
Banks (continued)
UniCredit SpA	190,983	$2,240,887

		6,464,405

Beverages 0.0%†
Davide Campari-Milano SpA	53,307	494,441

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,405,766	774,212

Electric Utilities 0.5%
Enel SpA	777,720	5,329,839
Terna Rete Elettrica Nazionale SpA	135,250	823,140

		6,152,979

Electrical Equipment 0.0%†
Prysmian SpA	21,810	449,067

Gas Utilities 0.1%
Snam SpA	199,028	976,631

Insurance 0.2%
Assicurazioni Generali SpA	104,764	1,950,232
Poste Italiane SpA Reg. S(b)	47,782	510,370

		2,460,602

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	244,261	3,823,888

Pharmaceuticals 0.0%†
Recordati SpA	9,593	429,803

Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	17,102	701,032

Transportation Infrastructure 0.1%
Atlantia SpA	48,103	1,236,385

		26,571,692

JAPAN 23.9%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd.	13,800	363,874
Yamato Holdings Co. Ltd.	29,100	570,629

		934,503

Airlines 0.1%
ANA Holdings, Inc.	11,500	385,999
Japan Airlines Co. Ltd.	11,074	346,592

		732,591

Auto Components 0.6%
Aisin Seiki Co. Ltd.	15,300	498,268
Bridgestone Corp.	54,600	2,049,540
Denso Corp.	40,900	1,735,558
Koito Manufacturing Co. Ltd.	10,400	520,908
NGK Spark Plug Co. Ltd.	13,700	260,900
Stanley Electric Co. Ltd.	12,400	306,284
Sumitomo Electric Industries Ltd.	73,200	906,046
Sumitomo Rubber Industries Ltd.	14,100	153,981
Toyoda Gosei Co. Ltd.	6,700	122,917
Toyota Industries Corp.	14,100	730,697
Yokohama Rubber Co. Ltd. (The)	11,300	207,777

		7,492,876

Automobiles 1.8%
Honda Motor Co. Ltd.	155,900	3,865,946
Isuzu Motors Ltd.	51,700	570,098
Mazda Motor Corp.	52,160	513,709
Mitsubishi Motors Corp.	60,099	265,618
Nissan Motor Co. Ltd.	219,000	1,430,360
Subaru Corp.	59,700	1,388,716
Suzuki Motor Corp.	35,200	1,374,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Automobiles (continued)
Toyota Motor Corp.	217,920	$14,018,456
Yamaha Motor Co. Ltd.	26,000	455,392

		23,882,795

Banks 1.4%
Aozora Bank Ltd.	10,200	233,233
Bank of Kyoto Ltd. (The)	5,300	205,020
Chiba Bank Ltd. (The)	52,700	259,795
Concordia Financial Group Ltd.	98,700	347,302
Fukuoka Financial Group, Inc.	16,720	305,352
Japan Post Bank Co. Ltd.	37,800	366,633
Mebuki Financial Group, Inc.	80,630	198,350
Mitsubishi UFJ Financial Group, Inc.	1,176,284	5,814,695
Mizuho Financial Group, Inc.	2,310,419	3,266,791
Resona Holdings, Inc.	199,601	810,634
Seven Bank Ltd.	64,100	173,263
Shinsei Bank Ltd.	16,800	253,501
Shizuoka Bank Ltd. (The)	44,100	303,174
Sumitomo Mitsui Financial Group, Inc.	127,105	4,450,664
Sumitomo Mitsui Trust Holdings, Inc.	32,176	1,098,890

		18,087,297

Beverages 0.3%
Asahi Group Holdings Ltd.	33,900	1,462,120
Coca-Cola Bottlers Japan Holdings, Inc.	14,000	342,478
Kirin Holdings Co. Ltd.	77,500	1,684,080
Suntory Beverage & Food Ltd.	13,900	548,902

		4,037,580

Biotechnology 0.0%†
PeptiDream, Inc.*	8,900	497,173

Building Products 0.3%
AGC, Inc.	17,020	521,196
Daikin Industries Ltd.	23,700	2,942,132
LIXIL Group Corp.	24,100	416,791
TOTO Ltd.	13,700	548,437

		4,428,556

Capital Markets 0.2%
Daiwa Securities Group, Inc.	156,700	675,605
Japan Exchange Group, Inc.	49,500	724,985
Nomura Holdings, Inc.	336,100	1,101,685
SBI Holdings, Inc.	23,770	542,011

		3,044,286

Chemicals 1.0%
Air Water, Inc.	13,400	218,551
Asahi Kasei Corp.	122,600	1,247,507
Daicel Corp.	22,800	193,043
Hitachi Chemical Co. Ltd.	9,700	266,371
JSR Corp.	16,800	278,413
Kaneka Corp.	4,700	174,536
Kansai Paint Co. Ltd.	17,800	350,515
Kuraray Co. Ltd.	31,600	374,254
Mitsubishi Chemical Holdings Corp.	123,100	875,416
Mitsubishi Gas Chemical Co., Inc.	14,500	193,099
Mitsui Chemicals, Inc.	16,820	385,063
Nippon Paint Holdings Co. Ltd.	14,500	630,633
Nissan Chemical Corp.	12,700	556,121
Nitto Denko Corp.	15,810	782,717
Shin-Etsu Chemical Co. Ltd.	34,700	3,534,512
Showa Denko KK	12,600	339,179
Sumitomo Chemical Co. Ltd.	139,000	635,039
Taiyo Nippon Sanso Corp.	13,700	282,096
Teijin Ltd.	17,760	307,540
Toray Industries, Inc.	133,000	915,664

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Chemicals (continued)
Tosoh Corp.	24,900	$348,371

		12,888,640

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	22,050	462,433
Park24 Co. Ltd.	9,900	214,085
Secom Co. Ltd.	20,400	1,603,227
Sohgo Security Services Co. Ltd.	6,400	310,688
Toppan Printing Co. Ltd.	25,000	408,363

		2,998,796

Construction & Engineering 0.2%
JGC Corp.	18,900	245,453
Kajima Corp.	41,200	530,276
Obayashi Corp.	61,000	576,787
Shimizu Corp.	53,300	429,919
Taisei Corp.	20,400	704,256

		2,486,691

Construction Materials 0.0%†
Taiheiyo Cement Corp.	10,700	300,923

Consumer Finance 0.0%†
Acom Co. Ltd.	38,600	136,446
AEON Financial Service Co. Ltd.	9,600	155,567
Credit Saison Co. Ltd.	17,000	206,640

		498,653

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	14,700	256,523

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	6,900	161,754

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	37,300	197,901
ORIX Corp.	124,800	1,784,370
Tokyo Century Corp.	4,500	185,798

		2,168,069

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	62,008	2,798,608

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	61,600	868,574
Chugoku Electric Power Co., Inc. (The)(a)	28,100	350,930
Kansai Electric Power Co., Inc. (The)	67,600	833,634
Kyushu Electric Power Co., Inc.	34,400	342,211
Tohoku Electric Power Co., Inc.	42,600	426,673
Tokyo Electric Power Co. Holdings, Inc.*	140,400	674,876

		3,496,898

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	12,240	375,542
Mitsubishi Electric Corp.	173,200	2,263,423
Nidec Corp.	21,300	2,857,374

		5,496,339

Electronic Equipment, Instruments & Components 1.3%
Alps Alpine Co. Ltd.	21,500	393,019
Hamamatsu Photonics KK	13,100	482,998
Hirose Electric Co. Ltd.	2,765	289,495
Hitachi High-Technologies Corp.	6,100	304,588
Hitachi Ltd.	92,160	3,278,035
Keyence Corp.	8,736	4,985,514
Kyocera Corp.	30,300	1,853,592
Murata Manufacturing Co. Ltd.	54,900	2,420,978
Nippon Electric Glass Co. Ltd.	8,000	179,439

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Electronic Equipment, Instruments & Components (continued)
Omron Corp.	18,600	$887,650
Shimadzu Corp.	20,700	498,839
TDK Corp.	12,400	955,374
Yaskawa Electric Corp.	23,700	785,197
Yokogawa Electric Corp.	21,300	381,990

		17,696,708

Entertainment 0.4%
Konami Holdings Corp.	8,800	375,296
Nexon Co. Ltd.*	47,000	745,744
Nintendo Co. Ltd.	10,800	3,956,808
Toho Co. Ltd.	11,100	430,747

		5,508,595

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	173	423,461
Japan Prime Realty Investment Corp.	86	380,644
Japan Real Estate Investment Corp.	121	757,395
Japan Retail Fund Investment Corp.	262	526,865
Nippon Building Fund, Inc.	127	891,904
Nippon Prologis REIT, Inc.	159	382,454
Nomura Real Estate Master Fund, Inc.	360	571,813
United Urban Investment Corp.	293	495,794

		4,430,330

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	62,500	1,083,040
FamilyMart UNY Holdings Co. Ltd.	24,800	530,926
Lawson, Inc.	4,600	228,680
Seven & i Holdings Co. Ltd.	71,800	2,441,531
Sundrug Co. Ltd.	6,000	165,562
Tsuruha Holdings, Inc.	3,700	377,346
Welcia Holdings Co. Ltd.	5,100	237,026

		5,064,111

Food Products 0.4%
Ajinomoto Co., Inc.	43,600	778,870
Calbee, Inc.	6,800	190,992
Kikkoman Corp.	13,500	610,329
MEIJI Holdings Co. Ltd.	11,798	819,157
NH Foods Ltd.	8,500	314,096
Nisshin Seifun Group, Inc.	19,952	377,667
Nissin Foods Holdings Co. Ltd.	5,900	365,015
Toyo Suisan Kaisha Ltd.	7,700	305,814
Yakult Honsha Co. Ltd.	11,600	653,892
Yamazaki Baking Co. Ltd.	12,500	190,303

		4,606,135

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	35,880	658,635
Toho Gas Co. Ltd.	7,200	274,668
Tokyo Gas Co. Ltd.	37,280	930,339

		1,863,642

Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd.	18,200	472,878
Hoya Corp.	36,200	2,781,282
Olympus Corp.	113,200	1,236,152
Sysmex Corp.	16,000	1,157,055
Terumo Corp.	61,700	1,794,939

		7,442,306

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	18,100	438,462
Medipal Holdings Corp.	16,200	344,641
Suzuken Co. Ltd.	7,180	396,179

		1,179,282

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Health Care Technology 0.1%
M3, Inc.	39,900	$809,082

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	5,824	261,558
Oriental Land Co. Ltd.	18,900	2,490,583

		2,752,141

Household Durables 0.9%
Casio Computer Co. Ltd.	19,300	219,993
Iida Group Holdings Co. Ltd.	12,400	203,540
Nikon Corp.	30,800	416,167
Panasonic Corp.	208,402	1,760,999
Rinnai Corp.	3,500	235,782
Sekisui Chemical Co. Ltd.	35,900	531,894
Sekisui House Ltd.	60,400	1,014,815
Sharp Corp.	19,700	248,224
Sony Corp.	121,000	6,872,122

		11,503,536

Household Products 0.2%
Lion Corp.	20,700	406,852
Pigeon Corp.	10,800	397,012
Unicharm Corp.	39,200	1,110,818

		1,914,682

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	13,000	292,273

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.	8,500	345,107
Toshiba Corp.	53,270	1,698,941

		2,044,048

Insurance 0.8%
Dai-ichi Life Holdings, Inc.	104,700	1,536,112
Japan Post Holdings Co. Ltd.	152,900	1,497,370
MS&AD Insurance Group Holdings, Inc.	46,055	1,509,431
Sompo Holdings, Inc.	32,125	1,331,338
Sony Financial Holdings, Inc.	16,800	407,299
T&D Holdings, Inc.	51,100	573,658
Tokio Marine Holdings, Inc.	62,300	3,306,979

		10,162,187

Interactive Media & Services 0.1%
Kakaku.com, Inc.	11,900	247,378
LINE Corp.*	7,500	238,813
Yahoo Japan Corp.	276,600	809,098

		1,295,289

Internet & Direct Marketing Retail 0.1%
Mercari, Inc.*	7,100	189,813
Rakuten, Inc.	83,600	854,522
ZOZO, Inc.	18,200	344,080

		1,388,415

IT Services 0.3%
Fujitsu Ltd.	19,110	1,499,828
GMO Payment Gateway, Inc.	3,900	284,356
Itochu Techno-Solutions Corp.	9,200	235,552
Nomura Research Institute Ltd.	33,954	600,070
NTT Data Corp.	58,300	765,489
Obic Co. Ltd.	6,400	677,445
Otsuka Corp.	9,700	381,779

		4,444,519

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	19,349	1,035,215
Sankyo Co. Ltd.	3,500	120,577
Sega Sammy Holdings, Inc.	18,200	233,668
Shimano, Inc.	7,200	1,016,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Leisure Products (continued)
Yamaha Corp.	13,000	$613,214

		3,018,947

Machinery 1.2%
Amada Holdings Co. Ltd.	34,300	376,331
Daifuku Co. Ltd.	9,300	508,817
FANUC Corp.	18,500	3,295,763
Hino Motors Ltd.	27,500	220,783
Hitachi Construction Machinery Co. Ltd.	9,400	221,238
Hoshizaki Corp.	5,000	353,332
IHI Corp.	14,600	347,932
JTEKT Corp.	21,800	257,666
Kawasaki Heavy Industries Ltd.	14,320	310,171
Komatsu Ltd.	87,500	1,950,786
Kubota Corp.	100,200	1,552,711
Kurita Water Industries Ltd.	9,400	237,326
Makita Corp.	21,600	708,688
MINEBEA MITSUMI, Inc.	35,700	610,846
MISUMI Group, Inc.	27,500	618,990
Mitsubishi Heavy Industries Ltd.	30,620	1,264,331
Nabtesco Corp.	9,900	266,623
NGK Insulators Ltd.	24,200	361,017
NSK Ltd.	33,500	283,509
SMC Corp.	5,500	1,998,652
Sumitomo Heavy Industries Ltd.	10,900	351,689
THK Co. Ltd.	10,600	267,083

		16,364,284

Marine 0.0%†
Mitsui OSK Lines Ltd.	10,000	245,080
Nippon Yusen KK	15,140	251,607

		496,687

Media 0.1%
CyberAgent, Inc.	9,100	367,533
Dentsu, Inc.	20,761	691,770
Hakuhodo DY Holdings, Inc.	22,100	346,816

		1,406,119

Metals & Mining 0.3%
Hitachi Metals Ltd.	22,500	237,282
JFE Holdings, Inc.	46,800	619,516
Kobe Steel Ltd.	26,700	171,774
Maruichi Steel Tube Ltd.	5,800	152,667
Mitsubishi Materials Corp.	9,400	258,257
Nippon Steel Corp.	76,106	1,195,146
Sumitomo Metal Mining Co. Ltd.	22,000	625,611

		3,260,253

Multiline Retail 0.2%
Isetan Mitsukoshi Holdings Ltd.	29,378	233,683
J Front Retailing Co. Ltd.	22,600	265,707
Marui Group Co. Ltd.	16,900	365,862
Pan Pacific International Holdings Corp.	11,100	708,270
Ryohin Keikaku Co. Ltd.	2,200	391,250

		1,964,772

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	18,044	497,184
Inpex Corp.	98,600	864,977
JXTG Holdings, Inc.	305,217	1,435,607

		2,797,768

Paper & Forest Products 0.0%†
Oji Holdings Corp.	83,200	429,745

Personal Products 0.6%
Kao Corp.	46,300	3,385,780

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Personal Products (continued)
Kobayashi Pharmaceutical Co. Ltd.	5,000	$356,899
Kose Corp.	3,200	544,337
Pola Orbis Holdings, Inc.	9,600	240,937
Shiseido Co. Ltd.	38,200	2,811,828

		7,339,781

Pharmaceuticals 1.5%
Astellas Pharma, Inc.	178,800	2,541,234
Chugai Pharmaceutical Co. Ltd.	21,700	1,549,585
Daiichi Sankyo Co. Ltd.	53,900	3,271,478
Eisai Co. Ltd.	23,700	1,281,206
Hisamitsu Pharmaceutical Co., Inc.	5,300	213,252
Kyowa Kirin Co. Ltd.	24,400	402,828
Mitsubishi Tanabe Pharma Corp.	24,400	276,680
Ono Pharmaceutical Co. Ltd.	36,700	666,486
Otsuka Holdings Co. Ltd.	37,900	1,393,471
Santen Pharmaceutical Co. Ltd.	35,300	568,937
Shionogi & Co. Ltd.	26,700	1,480,543
Sumitomo Dainippon Pharma Co. Ltd.	15,300	280,883
Taisho Pharmaceutical Holdings Co. Ltd.	3,270	248,763
Takeda Pharmaceutical Co. Ltd.	141,197	4,885,288

		19,060,634

Professional Services 0.3%
Persol Holdings Co. Ltd.	18,400	441,721
Recruit Holdings Co. Ltd.	113,500	3,862,514

		4,304,235

Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd.	11,250	173,467
Daito Trust Construction Co. Ltd.	6,800	879,439
Daiwa House Industry Co. Ltd.	53,100	1,504,103
Hulic Co. Ltd.	26,500	227,612
Mitsubishi Estate Co. Ltd.	111,500	2,039,676
Mitsui Fudosan Co. Ltd.	84,300	1,907,659
Nomura Real Estate Holdings, Inc.	13,000	263,766
Sumitomo Realty & Development Co. Ltd.	31,900	1,161,779
Tokyu Fudosan Holdings Corp.	58,600	339,597

		8,497,098

Road & Rail 1.0%
Central Japan Railway Co.	13,700	2,750,049
East Japan Railway Co.	29,090	2,666,880
Hankyu Hanshin Holdings, Inc.	21,700	761,444
Keikyu Corp.	22,000	369,902
Keio Corp.	9,980	616,036
Keisei Electric Railway Co. Ltd.	11,800	433,745
Kintetsu Group Holdings Co. Ltd.	16,650	787,018
Kyushu Railway Co.	14,700	418,478
Nagoya Railroad Co. Ltd.	16,600	457,019
Nippon Express Co. Ltd.	7,650	430,467
Odakyu Electric Railway Co. Ltd.	27,250	608,782
Seibu Holdings, Inc.	21,300	334,907
Tobu Railway Co. Ltd.	19,100	543,715
Tokyu Corp.	47,650	835,319
West Japan Railway Co.	15,900	1,298,365

		13,312,126

Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.	19,100	740,338
Disco Corp.	2,900	533,135
Renesas Electronics Corp.*	77,900	456,311
Rohm Co. Ltd.	9,400	655,425
SUMCO Corp.	24,300	319,884

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd.	14,800	$2,512,677

		5,217,770

Software 0.1%
Oracle Corp. Japan	3,200	265,595
Trend Micro, Inc.	11,900	519,246

		784,841

Specialty Retail 0.5%
ABC-Mart, Inc.	3,500	221,152
Fast Retailing Co. Ltd.	5,600	3,353,881
Hikari Tsushin, Inc.	1,900	419,423
Nitori Holdings Co. Ltd.	7,800	1,052,392
Shimamura Co. Ltd.	2,400	169,664
USS Co. Ltd.	20,400	404,536
Yamada Denki Co. Ltd.	63,600	281,184

		5,902,232

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	20,300	359,693
Canon, Inc.	95,200	2,587,573
FUJIFILM Holdings Corp.	34,400	1,630,623
Konica Minolta, Inc.	43,100	356,802
NEC Corp.	24,800	1,009,480
Ricoh Co. Ltd.	62,000	568,264
Seiko Epson Corp.	28,400	418,174

		6,930,609

Tobacco 0.2%
Japan Tobacco, Inc.	114,700	2,546,212

Trading Companies & Distributors 0.9%
ITOCHU Corp.	129,800	2,476,648
Marubeni Corp.	151,900	985,560
Mitsubishi Corp.	129,400	3,479,785
Mitsui & Co. Ltd.	157,300	2,560,335
MonotaRO Co. Ltd.	13,000	284,088
Sumitomo Corp.	113,600	1,688,142
Toyota Tsusho Corp.	19,400	560,763

		12,035,321

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	4,800	199,160
Kamigumi Co. Ltd.	9,600	220,558

		419,718

Wireless Telecommunication Services 1.3%
KDDI Corp.	169,800	4,433,894
NTT DOCOMO, Inc.	128,500	3,080,760
Softbank Corp.	158,200	2,130,453
SoftBank Group Corp.	157,600	7,985,886

		17,630,993

		314,806,977

LUXEMBOURG 0.2%
Energy Equipment & Services 0.0%†
Tenaris SA	44,355	555,554

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,055	449,385

Media 0.1%
RTL Group SA	3,311	162,663
SES SA, FDR	34,353	571,022

		733,685

Common Stocks (continued)
	Shares	Value

LUXEMBOURG (continued)
Metals & Mining 0.1%
ArcelorMittal	64,488	$1,026,720

		2,765,344

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	207,000	1,418,171
MGM China Holdings Ltd.(a)	94,000	153,908
Sands China Ltd.	235,100	1,136,321
SJM Holdings Ltd.	177,000	193,330
Wynn Macau Ltd.	143,600	321,276

		3,223,006

MALTA 0.0%†
Capital Markets 0.0%†
BGP Holdings plc*^¥	1,554,139	0

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	22,841	165,872

NETHERLANDS 4.8%
Banks 0.4%
ABN AMRO Bank NV, CVA Reg. S(b)	40,950	811,330
ING Groep NV	370,320	4,110,139

		4,921,469

Beverages 0.3%
Heineken Holding NV	11,186	1,132,902
Heineken NV	24,695	2,650,515

		3,783,417

Chemicals 0.3%
Akzo Nobel NV	21,778	2,054,325
Koninklijke DSM NV	17,150	2,122,289

		4,176,614

Diversified Financial Services 0.0%†
EXOR NV	10,788	750,005

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	341,599	973,645

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	111,627	2,523,870

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	88,945	4,171,161

Insurance 0.1%
Aegon NV	172,940	853,313
NN Group NV	29,577	1,110,878

		1,964,191

IT Services 0.1%
Adyen NV Reg. S*(b)	995	751,063

Oil, Gas & Consumable Fuels 1.9%
Koninklijke Vopak NV	6,967	342,874
Royal Dutch Shell plc, Class A	423,329	13,295,036
Royal Dutch Shell plc, Class B	357,320	11,277,756

		24,915,666

Professional Services 0.2%
Randstad NV	11,567	579,563
Wolters Kluwer NV	26,944	1,952,197

		2,531,760

Semiconductors & Semiconductor Equipment 0.9%
ASML Holding NV	40,702	9,027,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

NETHERLANDS (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	28,256	$2,921,388

		11,949,320

		63,412,181

NEW ZEALAND 0.3%

Construction Materials 0.0%†
Fletcher Building Ltd.	80,227	261,158

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.	175,830	459,092

Food Products 0.1%
a2 Milk Co. Ltd.*	69,521	816,913

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	56,363	609,013

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	34,475	291,606

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	121,902	375,187

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	89,442	545,344

		3,358,313

NORWAY 0.7%
Banks 0.1%
DNB ASA	93,457	1,670,695

Chemicals 0.1%
Yara International ASA	16,618	779,908

Diversified Telecommunication Services 0.1%
Telenor ASA	71,429	1,447,688

Food Products 0.1%
Mowi ASA	42,907	1,031,532
Orkla ASA	75,201	638,243

		1,669,775

Insurance 0.0%†
Gjensidige Forsikring ASA	19,306	375,259

Media 0.0%†
Schibsted ASA, Class B	8,471	216,997

Metals & Mining 0.1%
Norsk Hydro ASA	123,820	422,681

Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA(a)	9,479	268,918
Equinor ASA	95,774	1,709,841

		1,978,759

		8,561,762

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	247,505	904,387

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	26,204	422,477

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	47,164	732,776

		2,059,640

RUSSIA 0.0%†
Metals & Mining 0.0%†
Evraz plc	48,296	383,253

Common Stocks (continued)
	Shares	Value

SINGAPORE 1.3%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	141,200	$434,133

Airlines 0.0%†
Singapore Airlines Ltd.	48,913	343,171

Banks 0.6%
DBS Group Holdings Ltd.	171,250	3,272,873
Oversea-Chinese Banking Corp. Ltd.	305,389	2,546,670
United Overseas Bank Ltd.	120,562	2,311,465

		8,131,008

Capital Markets 0.1%
Singapore Exchange Ltd.	83,700	481,615

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	8,726	214,002

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	769,803	1,858,873

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp. Ltd.	24,800	278,220

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	258,275	573,026
CapitaLand Commercial Trust	259,886	389,204
CapitaLand Mall Trust	262,400	499,273
Suntec REIT	211,000	292,104

		1,753,607

Food Products 0.1%
Golden Agri-Resources Ltd.	492,571	105,421
Wilmar International Ltd.	174,758	505,554

		610,975

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore Ltd.	569,417	380,043

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	141,400	653,736
Sembcorp Industries Ltd.	103,843	175,668

		829,404

Media 0.0%†
Singapore Press Holdings Ltd.	135,400	217,151

Real Estate Management & Development 0.1%
CapitaLand Ltd.	252,745	663,364
City Developments Ltd.	43,499	306,478
UOL Group Ltd.	52,313	278,805

		1,248,647

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	199,720	393,170

Transportation Infrastructure 0.0%†
SATS Ltd.	57,200	200,128

		17,374,147

SOUTH AFRICA 0.2%
Capital Markets 0.0%†
Investec plc	65,733	372,658

Metals & Mining 0.2%
Anglo American plc	100,510	2,481,398

		2,854,056

SPAIN 2.9%
Banks 0.9%
Banco Bilbao Vizcaya Argentaria SA	630,750	3,195,646
Banco de Sabadell SA	546,302	476,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

SPAIN (continued)
Banks (continued)
Banco Santander SA	1,548,971	$6,593,571
Bankia SA	107,396	212,115
Bankinter SA	65,090	421,238
CaixaBank SA	348,430	858,116

		11,757,142

Biotechnology 0.1%
Grifols SA	28,573	924,175

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	24,523	989,796
Ferrovial SA	47,943	1,246,449

		2,236,245

Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg. S*(b)	18,568	692,514
Telefonica SA	447,805	3,417,801

		4,110,315

Electric Utilities 0.5%
Endesa SA	30,837	762,047
Iberdrola SA	574,193	5,440,364
Red Electrica Corp. SA	42,025	794,418

		6,996,829

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA	23,792	332,202

Gas Utilities 0.1%
Enagas SA	21,065	457,704
Naturgy Energy Group SA	28,706	726,608

		1,184,312

Insurance 0.0%†
Mapfre SA	108,882	298,154

IT Services 0.3%
Amadeus IT Group SA	41,922	3,279,130

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	137,080	2,173,286

Specialty Retail 0.2%
Industria de Diseno Textil SA	104,183	3,107,117

Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b)	6,553	1,181,244

		37,580,151

SWEDEN 2.4%
Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A	155,625	1,463,865
Svenska Handelsbanken AB, Class A	143,518	1,292,537
Swedbank AB, Class A	87,922	1,199,999

		3,956,401

Building Products 0.2%
Assa Abloy AB, Class B	94,936	2,174,443

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	29,567	458,258

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	292,960	2,570,371

Construction & Engineering 0.0%†
Skanska AB, Class B	31,852	594,645

Diversified Financial Services 0.3%
Industrivarden AB, Class C	14,961	324,988
Investor AB, Class B	43,077	2,049,888

Common Stocks (continued)
	Shares	Value

SWEDEN (continued)
Diversified Financial Services (continued)
Kinnevik AB, Class B	24,215	$616,822
L E Lundbergforetagen AB, Class B	6,536	242,287

		3,233,985

Diversified Telecommunication Services 0.1%
Telia Co. AB	273,255	1,218,708

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	25,099	1,217,602

Food & Staples Retailing 0.0%†
ICA Gruppen AB	7,862	348,471

Household Durables 0.1%
Electrolux AB Series B	22,422	518,556
Husqvarna AB, Class B	41,324	366,509

		885,065

Household Products 0.1%
Essity AB, Class B	58,868	1,748,870

Machinery 0.7%
Alfa Laval AB	30,082	562,295
Atlas Copco AB, Class A	65,195	1,996,986
Atlas Copco AB, Class B	37,885	1,034,696
Epiroc AB, Class A	63,981	700,639
Epiroc AB, Class B	35,206	365,399
Sandvik AB	106,745	1,642,726
SKF AB, Class B	35,088	575,500
Volvo AB, Class B	142,024	2,110,285

		8,988,526

Metals & Mining 0.0%†
Boliden AB*	26,033	590,530

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB	18,331	575,518

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B(a)	76,819	1,335,412

Tobacco 0.1%
Swedish Match AB	17,082	652,875

Wireless Telecommunication Services 0.1%
Tele2 AB, Class B	47,371	676,927

		31,226,607

SWITZERLAND 9.7%
Beverages 0.0%†
Coca-Cola HBC AG*	19,126	660,594

Building Products 0.1%
Geberit AG (Registered)	3,596	1,656,301

Capital Markets 0.7%
Credit Suisse Group AG (Registered)*	244,092	2,956,108
Julius Baer Group Ltd.*	21,348	912,107
Partners Group Holding AG	1,787	1,424,363
UBS Group AG (Registered)*	366,609	4,073,695

		9,366,273

Chemicals 0.4%
Clariant AG (Registered)*	17,775	325,390
EMS-Chemie Holding AG (Registered)	764	476,831
Givaudan SA (Registered)	875	2,321,761
Sika AG (Registered)	12,106	1,749,271

		4,873,253

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	46,111	2,258,007

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

SWITZERLAND (continued)
Diversified Financial Services 0.0%†
Pargesa Holding SA	3,702	$277,826

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	2,515	1,219,838

Electrical Equipment 0.2%
ABB Ltd. (Registered)	176,325	3,314,191

Food Products 2.5%
Barry Callebaut AG (Registered)	199	389,274
Chocoladefabriken Lindt & Spruengli AG	107	787,795
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	826,363
Nestle SA (Registered)	292,888	31,080,532

		33,083,964

Health Care Equipment & Supplies 0.3%
Alcon, Inc.*	41,606	2,406,446
Sonova Holding AG (Registered)	5,391	1,243,450
Straumann Holding AG (Registered)	1,002	816,951

		4,466,847

Insurance 0.8%
Baloise Holding AG (Registered)	4,738	854,981
Swiss Life Holding AG (Registered)	3,323	1,606,527
Swiss Re AG	29,032	2,811,935
Zurich Insurance Group AG	14,472	5,033,325

		10,306,768

Life Sciences Tools & Services 0.2%
Lonza Group AG (Registered)*	7,053	2,412,768

Machinery 0.1%
Schindler Holding AG	3,825	882,578
Schindler Holding AG (Registered)	1,853	416,203

		1,298,781

Marine 0.1%
Kuehne + Nagel International AG (Registered)	5,107	751,650

Metals & Mining 0.3%
Glencore plc*	1,070,140	3,445,634

Pharmaceuticals 2.9%
Novartis AG (Registered)	207,310	19,010,140
Roche Holding AG	67,180	17,987,755
Vifor Pharma AG	4,162	616,222

		37,614,117

Professional Services 0.2%
Adecco Group AG (Registered)	15,184	828,842
SGS SA (Registered)	519	1,280,145

		2,108,987

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	7,373	648,960

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	66,302	1,216,936

Software 0.1%
Temenos AG (Registered)*	6,114	1,073,895

Specialty Retail 0.0%†
Dufry AG (Registered)*	4,121	361,698

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)	50,026	4,269,854
Swatch Group AG (The)	2,898	840,374

Common Stocks (continued)
	Shares	Value

SWITZERLAND (continued)
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG (The) (Registered)	4,961	$270,288

		5,380,516

		127,797,804

UNITED ARAB EMIRATES 0.0%†
Health Care Providers & Services 0.0%†
NMC Health plc(a)	10,900	327,283

UNITED KINGDOM 13.9%
Aerospace & Defense 0.3%
BAE Systems plc	301,738	2,006,019
Meggitt plc	70,516	509,914
Rolls-Royce Holdings plc*	163,362	1,708,121

		4,224,054

Airlines 0.0%†
easyJet plc	16,834	197,099

Automobiles 0.1%
Fiat Chrysler Automobiles NV	101,985	1,355,418

Banks 2.0%
Barclays plc	1,640,409	3,078,059
HSBC Holdings plc	1,917,325	15,269,957
Lloyds Banking Group plc	6,822,565	4,418,874
Royal Bank of Scotland Group plc	452,036	1,193,991
Standard Chartered plc	266,498	2,185,737

		26,146,618

Beverages 0.8%
Coca-Cola European Partners plc	22,676	1,253,529
Diageo plc	231,542	9,661,017

		10,914,546

Capital Markets 0.5%
3i Group plc	90,676	1,222,367
Hargreaves Lansdown plc	27,836	708,169
London Stock Exchange Group plc	29,581	2,386,516
Schroders plc	11,841	427,245
St James’s Place plc	49,900	592,189
Standard Life Aberdeen plc	243,239	880,319

		6,216,805

Chemicals 0.1%
Croda International plc	12,433	707,445
Johnson Matthey plc	18,789	732,331

		1,439,776

Commercial Services & Supplies 0.1%
G4S plc	144,899	335,804
Rentokil Initial plc	176,835	932,831

		1,268,635

Diversified Telecommunication Services 0.1%
BT Group plc	800,700	1,869,034

Electric Utilities 0.1%
SSE plc	98,563	1,316,274

Electrical Equipment 0.1%
Melrose Industries plc	471,671	1,058,267

Electronic Equipment, Instruments & Components 0.1%
Halma plc	36,302	879,933

Energy Equipment & Services 0.0%†
John Wood Group plc	61,198	390,881

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	85,605	529,077
Land Securities Group plc	71,986	695,974

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Segro plc	105,425	$977,881

		2,202,932

Food & Staples Retailing 0.3%
J Sainsbury plc	170,907	407,984
Tesco plc	934,081	2,532,132
Wm Morrison Supermarkets plc	226,455	536,484

		3,476,600

Food Products 0.1%
Associated British Foods plc	34,482	1,011,883

Health Care Equipment & Supplies 0.1%
Smith & Nephew plc	82,190	1,862,185

Hotels, Restaurants & Leisure 0.5%
Compass Group plc	151,777	3,825,802
GVC Holdings plc	55,639	399,435
InterContinental Hotels Group plc	16,707	1,158,492
Merlin Entertainments plc Reg. S(b)	66,868	365,145
Whitbread plc	12,780	701,206

		6,450,080

Household Durables 0.2%
Barratt Developments plc	95,300	744,271
Berkeley Group Holdings plc	12,135	572,781
Persimmon plc	30,266	737,295
Taylor Wimpey plc	321,092	629,411

		2,683,758

Household Products 0.4%
Reckitt Benckiser Group plc	67,652	5,245,345

Industrial Conglomerates 0.1%
DCC plc	9,538	801,275
Smiths Group plc	36,586	727,323

		1,528,598

Insurance 0.8%
Admiral Group plc	18,519	487,087
Aviva plc	370,564	1,824,653
Direct Line Insurance Group plc	130,580	510,681
Legal & General Group plc	564,481	1,790,448
Prudential plc	247,005	5,094,206
RSA Insurance Group plc	101,203	690,932

		10,398,007

Interactive Media & Services 0.0%†
Auto Trader Group plc Reg. S(b)	91,815	601,837

Internet & Direct Marketing Retail 0.0%†
Ocado Group plc*	43,465	653,625

Machinery 0.2%
CNH Industrial NV	98,172	991,432
Spirax-Sarco Engineering plc	7,039	768,199
Weir Group plc (The)	24,631	446,060

		2,205,691

Media 0.3%
Informa plc	121,514	1,283,015
ITV plc	348,268	465,425
Pearson plc	75,147	797,258
WPP plc	118,102	1,390,441

		3,936,139

Multiline Retail 0.1%
Marks & Spencer Group plc	189,295	474,499
Next plc	13,407	985,879

		1,460,378

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Multi-Utilities 0.3%
Centrica plc	547,801	$504,008
National Grid plc	325,319	3,343,651

		3,847,659

Oil, Gas & Consumable Fuels 1.0%
BP plc	1,937,234	12,775,710

Paper & Forest Products 0.1%
Mondi plc	46,411	1,014,249

Personal Products 1.1%
Unilever NV	139,370	8,039,077
Unilever plc	105,864	6,376,019

		14,415,096

Pharmaceuticals 1.5%
AstraZeneca plc	120,854	10,373,190
GlaxoSmithKline plc	473,298	9,794,219

		20,167,409

Professional Services 0.6%
Experian plc	86,603	2,627,368
Intertek Group plc	15,669	1,083,186
RELX plc	186,651	4,427,100

		8,137,654

Software 0.1%
Micro Focus International plc	32,908	689,685
Sage Group plc (The)	105,303	918,445

		1,608,130

Specialty Retail 0.0%†
Kingfisher plc	210,264	565,685

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	39,801	1,085,788

Tobacco 0.8%
British American Tobacco plc	218,826	7,808,434
Imperial Brands plc	91,037	2,302,782

		10,111,216

Trading Companies & Distributors 0.2%
Ashtead Group plc	45,241	1,235,361
Bunzl plc	32,651	854,464

		2,089,825

Water Utilities 0.1%
Severn Trent plc	23,015	564,034
United Utilities Group plc	63,225	605,310

		1,169,344

Wireless Telecommunication Services 0.4%
Vodafone Group plc	2,539,021	4,624,299

		182,606,462

UNITED STATES 0.2%
Hotels, Restaurants & Leisure 0.0%†
Carnival plc	15,822	714,082

Life Sciences Tools & Services 0.1%
QIAGEN NV*	22,552	859,274

Trading Companies & Distributors 0.1%
Ferguson plc	21,747	1,619,662

		3,193,018

Total Common Stocks (cost $1,139,580,435)		1,308,320,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Short-Term Investment 0.0%†
	Shares	Value

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (c)(d)	$435,423	$435,423

Total Short-Term Investment (cost $435,423)		435,423

Repurchase Agreement 0.1%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $1,371,526, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $1,399,341.(d)	1,371,429	1,371,429

Total Repurchase Agreement (cost $1,371,429)		1,371,429

Total Investments (cost $1,141,387,287) — 99.4%		1,310,126,940
Other assets in excess of liabilities — 0.6%		8,067,533

NET ASSETS — 100.0%		$1,318,194,473

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $3,648,428, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $435,423 and $1,371,429, respectively, and by $2,089,155 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $3,896,007.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $11,005,306 which represents 0.83% of net assets.

(c)	Represents 7-day effective yield as of July 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $1,806,852.

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
EURO STOXX 50 Index	90	9/2019	EUR	3,449,190	54,796
FTSE 100 Index	22	9/2019	GBP	2,016,063	55,825
Nikkei 225 Index	25	9/2019	JPY	2,472,654	47,079
SPI 200 Index	8	9/2019	AUD	923,471	17,673

					175,373

At July 31, 2019 the fund had $582,873 segregated in foreign currency as collateral with the broker for open futures contract.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$20,636,425	$–	$20,636,425
Air Freight & Logistics	–	4,359,981	–	4,359,981
Airlines	–	1,617,798	–	1,617,798
Auto Components	–	12,389,565	–	12,389,565
Automobiles	–	41,150,232	–	41,150,232
Banks	–	129,364,373	–	129,364,373
Beverages	1,253,529	32,473,704	–	33,727,233
Biotechnology	469,703	9,287,646	–	9,757,349
Building Products	–	10,783,557	–	10,783,557
Capital Markets	–	31,860,562	–	31,860,562
Chemicals	–	43,966,865	–	43,966,865
Commercial Services & Supplies	–	7,890,303	–	7,890,303
Communications Equipment	–	5,472,021	–	5,472,021
Construction & Engineering	–	12,297,914	–	12,297,914
Construction Materials	–	7,598,346	–	7,598,346
Consumer Finance	–	498,653	–	498,653
Containers & Packaging	–	913,680	–	913,680
Distributors	–	214,002	–	214,002
Diversified Consumer Services	–	161,754	–	161,754

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Financial Services	$–	$8,367,674	$–	$8,367,674
Diversified Telecommunication Services	–	28,718,165	–	28,718,165
Electric Utilities	–	26,097,871	–	26,097,871
Electrical Equipment	–	18,425,781	–	18,425,781
Electronic Equipment, Instruments & Components	–	20,601,748	–	20,601,748
Energy Equipment & Services	–	1,260,697	–	1,260,697
Entertainment	–	8,612,550	–	8,612,550
Equity Real Estate Investment Trusts (REITs)	–	21,081,390	–	21,081,390
Food & Staples Retailing	–	17,918,815	–	17,918,815
Food Products	–	49,834,152	–	49,834,152
Gas Utilities	–	6,978,777	–	6,978,777
Health Care Equipment & Supplies	–	23,043,236	–	23,043,236
Health Care Providers & Services	–	6,672,994	–	6,672,994
Health Care Technology	–	809,082	–	809,082
Hotels, Restaurants & Leisure	444,681	18,711,206	–	19,155,887
Household Durables	–	15,414,809	–	15,414,809
Household Products	–	11,567,812	–	11,567,812
Independent Power and Renewable Electricity Producers	–	1,270,870	–	1,270,870
Industrial Conglomerates	1,938,810	15,181,056	–	17,119,866
Insurance	–	74,316,091	–	74,316,091
Interactive Media & Services	–	2,250,203	–	2,250,203
Internet & Direct Marketing Retail	–	3,110,725	–	3,110,725
IT Services	615,615	14,082,646	–	14,698,261
Leisure Products	–	3,018,947	–	3,018,947
Life Sciences Tools & Services	–	4,111,386	–	4,111,386
Machinery	–	34,924,513	–	34,924,513
Marine	–	2,325,606	–	2,325,606
Media	–	8,627,658	–	8,627,658
Metals & Mining	–	38,731,155	–	38,731,155
Multiline Retail	–	6,544,870	–	6,544,870
Multi-Utilities	–	13,313,170	–	13,313,170
Oil, Gas & Consumable Fuels	–	68,704,507	–	68,704,507
Paper & Forest Products	–	3,481,592	–	3,481,592
Personal Products	–	29,324,098	–	29,324,098
Pharmaceuticals	826,227	103,163,124	–	103,989,351
Professional Services	–	19,391,112	–	19,391,112
Real Estate Management & Development	632,388	25,155,889	–	25,788,277
Road & Rail	–	17,053,025	–	17,053,025
Semiconductors & Semiconductor Equipment	2,921,388	18,042,803	–	20,964,191
Software	1,852,285	17,896,295	–	19,748,580
Specialty Retail	–	11,272,144	–	11,272,144
Technology Hardware, Storage & Peripherals	–	6,930,609	–	6,930,609
Textiles, Apparel & Luxury Goods	–	34,671,728	–	34,671,728
Tobacco	–	13,310,303	–	13,310,303
Trading Companies & Distributors	658,832	16,482,427	–	17,141,259
Transportation Infrastructure	–	8,385,794	–	8,385,794
Water Utilities	–	1,169,344	–	1,169,344
Wireless Telecommunication Services	–	23,408,800	–	23,408,800
Total Common Stocks	$11,613,458	$1,296,706,630	$–	$1,308,320,088
Futures Contracts	$175,373	$–	$–	$175,373
Repurchase Agreement	–	1,371,429	–	1,371,429
Short-Term Investment	435,423	–	–	435,423
Total	$12,224,254	$1,298,078,059	$–	$1,310,302,313

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2019, the Fund held one international common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$175,373
Total		$175,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks 95.9%
	Shares	Value

AUSTRALIA 4.8%
Capital Markets 0.2%
Pendal Group Ltd.	189,166	$998,182

Chemicals 0.2%
Nufarm Ltd.	358,942	1,188,490

Containers & Packaging 0.8%
Orora Ltd.	1,589,032	3,666,724

Equity Real Estate Investment Trusts (REITs) 0.5%
Charter Hall Education Trust	932,525	2,410,670

Insurance 0.6%
AUB Group Ltd.	370,206	3,009,263

IT Services 0.7%
NEXTDC Ltd. *	691,692	3,248,157

Oil, Gas & Consumable Fuels 0.5%
Beach Energy Ltd.	337,116	487,808
FAR Ltd. *(a)	2,635,052	111,018
Karoon Energy Ltd. *(a)	602,025	681,276
Viva Energy Group Ltd. Reg. S (b)	186,509	305,740
Whitehaven Coal Ltd.	408,871	1,031,754

		2,617,596

Software 0.9%
Bravura Solutions Ltd.	1,040,038	3,436,957
WiseTech Global Ltd.	32,840	712,822

		4,149,779

Trading Companies & Distributors 0.1%
Seven Group Holdings Ltd.	21,776	266,017

Transportation Infrastructure 0.3%
Atlas Arteria Ltd.	139,278	777,489
Qube Holdings Ltd.	305,280	656,418

		1,433,907

		22,988,785

AUSTRIA 0.6%
Air Freight & Logistics 0.0%†
Oesterreichische Post AG	6,668	221,294

Banks 0.4%
BAWAG Group AG Reg. S (b)	42,458	1,688,818

Construction Materials 0.1%
Wienerberger AG	26,314	602,452

Electrical Equipment 0.1%
Zumtobel Group AG *	69,955	579,435

		3,091,999

BELGIUM 2.2%
Biotechnology 1.2%
Galapagos NV *	34,538	5,992,810

Equity Real Estate Investment Trusts (REITs) 0.8%
Warehouses De Pauw CVA, CVA	23,017	3,843,255

Media 0.2%
Telenet Group Holding NV	20,420	1,004,070

		10,840,135

BRAZIL 1.5%
Chemicals 0.3%
Braskem SA (Preference), Class A *	152,200	1,357,551

IT Services 1.0%
Pagseguro Digital Ltd., Class A *	63,640	2,767,067
StoneCo Ltd., Class A *(a)	53,531	1,874,120

		4,641,187

Common Stocks (continued)
	Shares	Value

BRAZIL (continued)
Water Utilities 0.2%
Cia de Saneamento do Parana	47,100	$1,056,444

		7,055,182

CANADA 3.4%
Chemicals 0.3%
EcoSynthetix, Inc. *	558,049	1,412,247

Gas Utilities 2.2%
AltaGas Canada, Inc.	573,653	11,214,008

Metals & Mining 0.7%
ERO Copper Corp. *	171,712	3,243,507

Oil, Gas & Consumable Fuels 0.2%
Gran Tierra Energy, Inc. *	155,368	251,923
Parex Resources, Inc. *	28,928	494,480

		746,403

		16,616,165

CHINA 2.6%
Air Freight & Logistics 0.3%
Sinotrans Ltd., Class H	3,722,355	1,276,794

Auto Components 0.1%
Nexteer Automotive Group Ltd.	676,000	699,728

Biotechnology 0.3%
Zai Lab Ltd., ADR *	49,013	1,574,297

Chemicals 0.2%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,426,000	1,196,055

Containers & Packaging 0.3%
AMVIG Holdings Ltd.	5,991,891	1,385,412

Electronic Equipment, Instruments & Components 0.3%
Kingboard Holdings Ltd.	527,500	1,297,339

Independent Power and Renewable Electricity Producers 0.3%
China Longyuan Power Group Corp. Ltd., Class H	1,592,245	976,660
Huaneng Renewables Corp. Ltd., Class H	1,876,000	509,850

		1,486,510

Interactive Media & Services 0.2%
Wise Talent Information Technology Co. Ltd. Reg. S *(a)	370,200	878,800

Internet & Direct Marketing Retail 0.1%
Maoyan Entertainment Reg. S *(b)	237,254	376,689

Machinery 0.0%†
Precision Tsugami China Corp. Ltd. Reg. S	47,000	44,891

Marine 0.3%
SITC International Holdings Co. Ltd.	1,135,000	1,240,191

Professional Services 0.1%
51job, Inc., ADR *	4,914	381,081

Software 0.1%
Kingdee International Software Group Co. Ltd.	583,000	551,836

		12,389,623

COLOMBIA 0.8%
Oil, Gas & Consumable Fuels 0.3%
Canacol Energy Ltd. *	328,764	1,252,980

Wireless Telecommunication Services 0.5%
Millicom International Cellular SA, SDR	52,055	2,676,139

		3,929,119

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value

DENMARK 0.5%
Biotechnology 0.3%
Zealand Pharma A/S *	43,742	$983,150

Building Products 0.1%
Rockwool International A/S, Class B	2,640	644,282

Machinery 0.1%
FLSmidth & Co. A/S	7,556	309,078
Nilfisk Holding A/S *	5,968	151,997

		461,075

Marine 0.0%†
Dfds A/S	6,198	227,730

		2,316,237

FINLAND 1.4%
Chemicals 0.3%
Kemira OYJ	87,616	1,287,102

Diversified Telecommunication Services 0.2%
DNA OYJ	41,059	949,305

Machinery 0.3%
Cargotec OYJ, Class B	27,694	823,570
Konecranes OYJ	13,432	394,361

		1,217,931

Real Estate Management & Development 0.6%
Kojamo OYJ	218,772	3,074,435

		6,528,773

FRANCE 2.8%
Airlines 0.1%
Air France-KLM *	33,304	346,874

Gas Utilities 0.0%†
Rubis SCA	97	5,438

Health Care Equipment & Supplies 0.6%
BioMerieux	35,222	2,978,492

Household Durables 0.8%
Kaufman & Broad SA	98,980	4,060,625

IT Services 0.2%
Worldline SA Reg. S *(b)	14,055	1,004,830

Road & Rail 0.1%
ALD SA Reg. S (b)	17,742	264,913

Semiconductors & Semiconductor Equipment 0.4%
SOITEC *	18,335	1,895,156

Specialty Retail 0.5%
Maisons du Monde SA Reg. S (b)	127,238	2,529,593

Trading Companies & Distributors 0.1%
Rexel SA	48,047	536,686

		13,622,607

GERMANY 2.9%
Biotechnology 0.2%
Affimed NV *	304,070	912,210

Electrical Equipment 0.2%
OSRAM Licht AG (a)	19,629	745,168
SGL Carbon SE *	16,231	110,328

		855,496

Health Care Equipment & Supplies 0.5%
Sartorius AG (Preference)	11,544	2,365,434

Industrial Conglomerates 0.6%
Rheinmetall AG	27,002	3,087,040

Internet & Direct Marketing Retail 0.8%
Delivery Hero SE Reg. S *(b)	72,195	3,469,220

Machinery 0.0%†
Stabilus SA	4,548	208,761

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Metals & Mining 0.2%
Aurubis AG	26,466	$1,158,698

Professional Services 0.3%
Bertrandt AG	19,992	1,342,550

Road & Rail 0.0%†
Sixt SE	2,154	220,581

Semiconductors & Semiconductor Equipment 0.1%
Siltronic AG	7,502	583,994

		14,203,984

GHANA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kosmos Energy Ltd.	100,382	603,296
Tullow Oil plc	606,778	1,415,225

		2,018,521

GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications Organization SA	123,955	1,701,938

HONG KONG 1.3%
Equity Real Estate Investment Trusts (REITs) 0.2%
Champion REIT	1,032,000	765,860

IT Services 0.5%
SUNeVision Holdings Ltd.	2,819,611	2,083,528

Machinery 0.3%
Singamas Container Holdings Ltd.	10,577,427	1,387,276

Marine 0.3%
Pacific Basin Shipping Ltd.	7,841,000	1,615,122

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust	947,800	207,924

		6,059,710

INDIA 0.4%
Capital Markets 0.2%
Edelweiss Financial Services Ltd.	493,594	1,047,337

Entertainment 0.2%
PVR Ltd.	34,039	747,154

Software 0.0%†
Cyient Ltd.	4,167	27,934

		1,822,425

INDONESIA 0.2%
Diversified Telecommunication Services 0.2%
Link Net Tbk. PT	3,614,235	1,167,077

IRELAND 2.5%
Containers & Packaging 1.3%
Smurfit Kappa Group plc	188,489	5,888,047

Equity Real Estate Investment Trusts (REITs) 0.6%
Irish Residential Properties REIT plc	1,585,354	3,007,068

Marine 0.2%
Irish Continental Group plc	240,108	1,111,507

Media 0.4%
Tarsus Group plc	416,258	2,150,934

		12,157,556

ISRAEL 0.9%
IT Services 0.6%
Wix.com Ltd. *	18,976	2,818,315

Oil, Gas & Consumable Fuels 0.2%
Delek Group Ltd.	4,877	743,387

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value

ISRAEL (continued)
Oil, Gas & Consumable Fuels (continued)
Tamar Petroleum Ltd. Reg. S (b)	110,155	$321,301

		1,064,688

Pharmaceuticals 0.1%
MediWound Ltd. *	227,990	642,932

		4,525,935

ITALY 6.8%
Capital Markets 0.5%
Anima Holding SpA Reg. S (b)	179,629	662,297
Banca Generali SpA	62,431	1,817,147

		2,479,444

Commercial Services & Supplies 0.6%
Fila SpA (a)	209,686	3,067,595

Construction Materials 0.7%
Buzzi Unicem SpA	158,279	3,214,107

Diversified Financial Services 0.8%
Banca Farmafactoring SpA Reg. S (b)	464,637	2,517,908
Cerved Group SpA	166,088	1,305,602

		3,823,510

Gas Utilities 0.8%
Italgas SpA	598,592	3,787,077

Health Care Equipment & Supplies 1.3%
DiaSorin SpA	57,911	6,699,306

Hotels, Restaurants & Leisure 0.5%
Autogrill SpA	225,209	2,372,527

Independent Power and Renewable Electricity Producers 0.1%
ERG SpA	13,193	254,742

Machinery 0.5%
Interpump Group SpA	81,629	2,298,094

Textiles, Apparel & Luxury Goods 0.9%
OVS SpA Reg. S *(a)(b)	1,204,555	2,118,971
Salvatore Ferragamo SpA	108,358	2,268,597

		4,387,568

Transportation Infrastructure 0.1%
Enav SpA Reg. S (b)	68,732	378,899
Societa Iniziative Autostradali e Servizi SpA	18,135	344,470

		723,369

		33,107,339

JAPAN 22.0%
Auto Components 1.0%
Musashi Seimitsu Industry Co. Ltd.	54,900	716,312
NGK Spark Plug Co. Ltd.	73,900	1,407,334
Nippon Seiki Co. Ltd.	76,400	1,337,919
TPR Co. Ltd.	42,200	731,267
Unipres Corp.	44,100	717,746

		4,910,578

Banks 0.8%
Bank of Kyoto Ltd. (The)	71,516	2,766,456
San-In Godo Bank Ltd. (The)	161,243	969,947

		3,736,403

Capital Markets 0.4%
Jafco Co. Ltd.	54,800	2,032,542

Chemicals 0.8%
Daicel Corp.	168,761	1,428,864
JSR Corp.	88,607	1,468,412
Tokyo Ohka Kogyo Co. Ltd.	28,730	973,156

		3,870,432

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Commercial Services & Supplies 0.1%
Raksul, Inc. *	9,674	$333,346

Construction & Engineering 0.3%
JGC Corp.	115,900	1,505,186

Construction Materials 0.4%
Sumitomo Osaka Cement Co. Ltd.	22,596	861,558
Taiheiyo Cement Corp.	38,109	1,071,765

		1,933,323

Consumer Finance 0.6%
Acom Co. Ltd.	775,300	2,740,589

Diversified Financial Services 0.5%
Tokyo Century Corp.	55,400	2,287,374

Entertainment 0.7%
DeNA Co. Ltd.	59,082	1,133,785
Heroz, Inc. *	1,660	247,456
Toei Co. Ltd.	13,990	1,922,717

		3,303,958

Equity Real Estate Investment Trusts (REITs) 3.0%
Comforia Residential REIT, Inc.	1,833	5,481,595
Ichigo Office REIT Investment	5,143	4,885,588
Nippon Accommodations Fund, Inc.	764	4,498,551

		14,865,734

Food & Staples Retailing 0.9%
Create SD Holdings Co. Ltd.	75,100	1,687,307
Tsuruha Holdings, Inc.	27,200	2,774,001

		4,461,308

Food Products 0.9%
Ajinomoto Co., Inc.	139,530	2,492,564
Itoham Yonekyu Holdings, Inc.	290,300	1,905,550

		4,398,114

Gas Utilities 0.1%
Nippon Gas Co. Ltd.	10,300	290,376

Health Care Equipment & Supplies 0.2%
Asahi Intecc Co. Ltd.	32,400	841,827

Hotels, Restaurants & Leisure 0.9%
Kyoritsu Maintenance Co. Ltd.	95,500	4,117,252

Interactive Media & Services 0.4%
Dip Corp.	89,900	1,837,777

Internet & Direct Marketing Retail 1.8%
ASKUL Corp.	110,700	2,740,088
Yume No Machi Souzou Iinkai Co. Ltd. (a)	189,180	2,854,887
ZOZO, Inc.	166,650	3,150,601

		8,745,576

IT Services 2.7%
Argo Graphics, Inc.	16,302	370,756
GMO Payment Gateway, Inc.	81,369	5,932,770
NET One Systems Co. Ltd.	52,600	1,383,426
Nihon Unisys Ltd.	25,700	841,637
Obic Co. Ltd.	39,030	4,131,355
TechMatrix Corp.	39,100	783,168

		13,443,112

Machinery 0.7%
Daifuku Co. Ltd.	3,774	206,481
Ebara Corp.	32,200	866,022
Fuji Corp.	55,674	743,070
MINEBEA MITSUMI, Inc.	20,300	347,344
Nabtesco Corp.	15,660	421,749
Nittoku Engineering Co. Ltd. (a)	15,800	435,352

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Machinery (continued)
THK Co. Ltd.	22,600	$569,441

		3,589,459

Marine 0.0%†
Nippon Yusen KK	14,536	241,569

Media 1.4%
CyberAgent, Inc.	10,941	441,887
Hakuhodo DY Holdings, Inc.	206,154	3,235,179
Nippon Television Holdings, Inc.	223,673	3,075,636

		6,752,702

Multiline Retail 0.5%
H2O Retailing Corp.	197,215	2,231,926

Oil, Gas & Consumable Fuels 0.4%
Idemitsu Kosan Co. Ltd.	58,600	1,614,665
Japan Petroleum Exploration Co. Ltd.	4,400	95,858

		1,710,523

Professional Services 0.6%
BayCurrent Consulting, Inc.	27,450	1,242,173
SMS Co. Ltd.	22,200	492,256
TechnoPro Holdings, Inc.	25,100	1,400,830

		3,135,259

Road & Rail 0.3%
Hitachi Transport System Ltd.	8,700	269,927
Nikkon Holdings Co. Ltd.	12,035	280,831
Sankyu, Inc.	12,500	669,306
Seino Holdings Co. Ltd.	29,645	369,996

		1,590,060

Semiconductors & Semiconductor Equipment 0.6%
Lasertec Corp.	15,510	742,797
SCREEN Holdings Co. Ltd.	22,651	1,228,064
Tri Chemical Laboratories, Inc.	7,100	364,236
Ulvac, Inc.	15,600	653,968

		2,989,065

Software 0.6%
Infomart Corp.	153,050	2,055,182
Sansan, Inc. *	6,241	339,615
Systena Corp.	41,350	685,667

		3,080,464

Transportation Infrastructure 0.4%
Japan Airport Terminal Co. Ltd. (a)	38,900	1,614,030
Mitsubishi Logistics Corp.	12,700	338,842

		1,952,872

		106,928,706

JERSEY 0.5%
Capital Markets 0.5%
Sanne Group plc	337,034	2,255,398

KAZAKHSTAN 1.2%
Metals & Mining 0.7%
KAZ Minerals plc	498,390	3,488,078

Oil, Gas & Consumable Fuels 0.5%
NAC Kazatomprom JSC, GDR Reg. S	144,081	2,202,966

		5,691,044

LUXEMBOURG 0.3%
Banks 0.3%
Addiko Bank AG *	92,430	1,655,538

Common Stocks (continued)
	Shares	Value

MALAYSIA 0.8%
Electronic Equipment, Instruments & Components 0.0%†
Inari Amertron Bhd.	286,955	$113,725

Hotels, Restaurants & Leisure 0.7%
Genting Malaysia Bhd.	3,430,700	3,214,857

Semiconductors & Semiconductor Equipment 0.1%
ViTrox Corp. Bhd.	274,300	464,310

		3,792,892

MEXICO 0.6%
Chemicals 0.6%
Alpek SAB de CV	1,254,400	1,352,340
Mexichem SAB de CV	817,341	1,497,454

		2,849,794

NETHERLANDS 3.5%
Air Freight & Logistics 0.0%†
PostNL NV (a)	92,130	157,734

Biotechnology 0.5%
Merus NV *	142,353	2,242,060

Chemicals 0.6%
Corbion NV	86,339	2,809,157

Construction & Engineering 0.1%
Boskalis Westminster (a)	18,077	408,947

Hotels, Restaurants & Leisure 0.3%
DP Eurasia NV Reg. S *(b)	1,523,592	1,558,337

Internet & Direct Marketing Retail 0.3%
Takeaway.com NV Reg. S *(a)(b)	16,613	1,484,123

IT Services 0.6%
InterXion Holding NV *	38,503	2,899,276

Trading Companies & Distributors 1.1%
IMCD NV	60,508	5,312,880

		16,872,514

NEW ZEALAND 1.0%
Airlines 0.0%†
Air New Zealand Ltd.	112,291	199,249

Health Care Equipment & Supplies 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	240,551	2,599,199

Oil, Gas & Consumable Fuels 0.4%
New Zealand Refining Co. Ltd. (The)	1,311,811	1,859,470

Software 0.0%†
Xero Ltd. *	4,267	188,672

		4,846,590

NORWAY 0.9%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA	20,147	255,368

Banks 0.8%
SpareBank 1 SMN	332,688	3,657,645

Construction & Engineering 0.0%†
Veidekke ASA	19,830	178,816

Oil, Gas & Consumable Fuels 0.0%†
DNO ASA	100,796	169,116

		4,260,945

PORTUGAL 0.3%
Media 0.3%
NOS SGPS SA	249,133	1,548,345

RUSSIA 0.2%
Interactive Media & Services 0.1%
Mail.Ru Group Ltd., GDR Reg. S *	15,449	393,201

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value

RUSSIA (continued)
Professional Services 0.1%
HeadHunter Group plc, ADR	19,100	$347,238

		740,439

SINGAPORE 0.3%
Air Freight & Logistics 0.0%†
Singapore Post Ltd.	309,840	216,944

Electronic Equipment, Instruments & Components 0.2%
Venture Corp. Ltd.	54,422	610,536

Machinery 0.0%†
Sembcorp Marine Ltd. *	162,800	158,330

Semiconductors & Semiconductor Equipment 0.1%
Kulicke & Soffa Industries, Inc.	13,285	300,640

		1,286,450

SOUTH AFRICA 0.6%
Construction Materials 0.3%
PPC Ltd. *	4,147,141	1,413,018

Containers & Packaging 0.3%
Nampak Ltd. *	2,243,715	1,534,754

		2,947,772

SOUTH KOREA 0.6%
Auto Components 0.2%
S&T Motiv Co. Ltd.	18,993	801,663

Diversified Telecommunication Services 0.2%
LG Uplus Corp.	111,916	1,226,594

Software 0.2%
Douzone Bizon Co. Ltd.	13,473	726,816

		2,755,073

SPAIN 2.8%
Air Freight & Logistics 0.0%†
Cia de Distribucion Integral Logista Holdings SA	9,587	199,797

Banks 0.3%
Liberbank SA	2,178,740	815,114
Unicaja Banco SA Reg. S (b)	722,901	570,813

		1,385,927

Commercial Services & Supplies 0.1%
Atento SA *	211,222	492,147

Construction & Engineering 0.0%†
Fomento de Construcciones y Contratas SA	14,770	187,711

Diversified Telecommunication Services 1.3%
Cellnex Telecom SA Reg. S *(b)	160,378	5,981,477

Equity Real Estate Investment Trusts (REITs) 0.4%
Arima Real Estate SOCIMI SA *	191,603	2,115,649

Food Products 0.7%
Ebro Foods SA	54,499	1,093,882
Viscofan SA	40,069	1,963,140

		3,057,022

Machinery 0.0%†
Zardoya Otis SA	35,219	240,835

		13,660,565

SWEDEN 4.4%
Aerospace & Defense 0.1%
Saab AB, Class B (a)	17,963	565,409

Capital Markets 0.6%
Vostok Emerging Finance Ltd., SDR *	11,102,901	3,030,616

Common Stocks (continued)

	Shares	Value

SWEDEN (continued)
Commercial Services & Supplies 0.1%
Bravida Holding AB Reg. S (b)	46,123	$382,709

Construction & Engineering 0.1%
NCC AB, Class B (a)	15,769	251,810
Sweco AB, Class B	15,162	421,557

		673,367

Containers & Packaging 0.3%
BillerudKorsnas AB (a)	130,323	1,510,291

Hotels, Restaurants & Leisure 0.2%
SkiStar AB	101,106	1,168,578

Machinery 0.6%
Trelleborg AB, Class B	194,282	2,678,537

Paper & Forest Products 0.2%
Svenska Cellulosa AB SCA, Class B	108,301	898,258

Real Estate Management & Development 2.1%
Catena AB	156,284	4,887,991
Fastighets AB Balder, Class B *	138,572	4,742,689

		9,630,680

Trading Companies & Distributors 0.1%
Indutrade AB	18,934	533,988

		21,072,433

SWITZERLAND 4.4%
Air Freight & Logistics 0.1%
Panalpina Welttransport Holding AG (Registered) *	1,946	437,293

Commercial Services & Supplies 0.1%
IWG plc	138,171	637,881

Life Sciences Tools & Services 1.6%
Tecan Group AG (Registered)	31,602	8,030,679

Machinery 0.8%
Bucher Industries AG (Registered)	1,528	455,682
Conzzeta AG (Registered)	296	232,259
OC Oerlikon Corp. AG (Registered)	219,735	2,353,595
SFS Group AG	3,482	267,169
VAT Group AG Reg. S *(b)	5,539	692,177

		4,000,882

Professional Services 0.1%
DKSH Holding AG	7,211	363,653

Real Estate Management & Development 0.6%
PSP Swiss Property AG (Registered)	23,786	2,850,181

Software 0.6%
Temenos AG (Registered) *	15,344	2,695,101

Specialty Retail 0.5%
Dufry AG (Registered) *	26,238	2,302,892

		21,318,562

TAIWAN 2.0%
Electrical Equipment 0.2%
Bizlink Holding, Inc.	96,000	728,875
Voltronic Power Technology Corp. *	8,500	182,978

		911,853

Electronic Equipment, Instruments & Components 0.7%
Chroma ATE, Inc.	296,358	1,388,064
E Ink Holdings, Inc.	275,000	302,500
ITEQ Corp.	172,000	750,394
Kingpak Technology, Inc.	95,000	452,180
Walsin Technology Corp.	60,753	340,757

		3,233,895

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value

TAIWAN (continued)
Industrial Conglomerates 0.3%
Far Eastern New Century Corp.	1,686,115	$1,600,906

Machinery 0.0%†
Airtac International Group	21,000	216,216

Semiconductors & Semiconductor Equipment 0.7%
Globalwafers Co. Ltd.	45,790	486,997
King Yuan Electronics Co. Ltd.	596,000	619,332
LandMark Optoelectronics Corp.	60,000	472,773
Novatek Microelectronics Corp.	75,000	395,554
Realtek Semiconductor Corp.	147,000	977,253
Vanguard International Semiconductor Corp.	150,000	302,463

		3,254,372

Technology Hardware, Storage & Peripherals 0.1%
Getac Technology Corp.	371,315	542,003

		9,759,245

THAILAND 0.2%
Marine 0.2%
Precious Shipping PCL *	3,427,500	946,152

UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc	197,273	614,571

UNITED ARAB EMIRATES 0.6%
Health Care Providers & Services 0.5%
NMC Health plc (a)	77,873	2,338,212

IT Services 0.1%
Network International Holdings plc Reg. S *(b)	73,771	548,165

		2,886,377

UNITED KINGDOM 10.8%
Aerospace & Defense 0.3%
Cobham plc *	487,234	980,835
QinetiQ Group plc	115,250	405,376
Ultra Electronics Holdings plc	12,904	304,112

		1,690,323

Airlines 0.0%†
Dart Group plc	18,265	168,111

Beverages 0.4%
Fevertree Drinks plc	67,475	1,911,968

Capital Markets 0.8%
Intermediate Capital Group plc	178,243	3,016,658
XPS Pensions Group plc Reg. S	526,895	740,268

		3,756,926

Commercial Services & Supplies 0.4%
Aggreko plc	54,080	549,330
Babcock International Group plc	52,611	303,627
Rentokil Initial plc	230,257	1,214,640

		2,067,597

Construction & Engineering 0.2%
Balfour Beatty plc	139,906	349,873
John Laing Group plc Reg. S (b)	97,887	457,498

		807,371

Electronic Equipment, Instruments & Components 0.5%
Halma plc	98,755	2,393,748

Equity Real Estate Investment Trusts (REITs) 2.1%
Derwent London plc	80,075	2,837,362
Safestore Holdings plc	439,982	3,336,714

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
UNITE Group plc (The)	300,307	$3,761,789

		9,935,865

Food Products 0.4%
Cranswick plc	40,381	1,308,643
Tate & Lyle plc	88,695	808,314

		2,116,957

Hotels, Restaurants & Leisure 1.3%
Domino’s Pizza Group plc	596,929	1,782,417
Restaurant Group plc (The)	1,805,693	3,350,338
SSP Group plc	143,054	1,221,020

		6,353,775

Insurance 0.9%
Beazley plc	380,099	2,668,484
Hiscox Ltd.	82,204	1,702,357
Sabre Insurance Group plc Reg. S (b)	61,392	197,214

		4,568,055

Internet & Direct Marketing Retail 0.6%
Just Eat plc *	299,943	2,751,017

Machinery 1.2%
IMI plc	53,950	677,327
Rotork plc	783,504	2,916,310
Spirax-Sarco Engineering plc	21,256	2,319,765

		5,913,402

Multiline Retail 0.6%
B&M European Value Retail SA	695,014	3,129,700

Oil, Gas & Consumable Fuels 0.2%
Cairn Energy plc *	428,056	819,556
Premier Oil plc *	83,042	83,974

		903,530

Professional Services 0.1%
RWS Holdings plc	35,311	279,322

Road & Rail 0.3%
Firstgroup plc *	401,068	559,266
National Express Group plc	137,322	697,644

		1,256,910

Trading Companies & Distributors 0.3%
Grafton Group plc	52,482	461,216
Travis Perkins plc	50,193	835,199

		1,296,415

Transportation Infrastructure 0.2%
BBA Aviation plc	201,608	780,764

		52,081,756

UNITED STATES 1.0%
Auto Components 0.3%
TI Fluid Systems plc Reg. S (b)	551,177	1,316,221

Biotechnology 0.4%
UroGen Pharma Ltd. *(a)	71,633	2,442,685

Building Products 0.1%
Reliance Worldwide Corp. Ltd.	154,600	385,949

Oil, Gas & Consumable Fuels 0.2%
Diversified Gas & Oil plc Reg. S	573,451	743,133

		4,887,988

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)
	Shares	Value

URUGUAY 0.4%
Hotels, Restaurants & Leisure 0.4%
Arcos Dorados Holdings, Inc., Class A	217,280	$1,727,376

Total Common Stocks (cost $443,211,156)		463,529,635

Exchange Traded Fund 2.6%
	Shares	Value

UNITED STATES 2.6%
iShares MSCI EAFE Small-Cap ETF (a)	221,413	12,518,691

Total Exchange Traded Fund (cost $11,824,952)		12,518,691

Rights 0.0%†
	Number of Rights	Value

CANADA 0.0%†
Biotechnology 0.0%†
Clementia Pharmaceuticals, Inc., CVR*¥	16,268	17,407

TAIWAN 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Kingpak Technology, Inc., expiring at an exercise price of $1.00 on 8/19/2019*¥	9,913	13,708

Total Rights (cost $–)		31,115

Short-Term Investment 1.0%
	Shares	Value

Money Market Fund 1.0%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23%(c)(d)	4,860,484	4,860,484

Total Short-Term Investment (cost $4,860,484)		4,860,484

Repurchase Agreement 3.2%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $15,309,904, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $15,620,396.(d)	$15,308,828	15,308,828

Total Repurchase Agreement (cost $15,308,828)		15,308,828

Value

Total Investments (cost $475,205,420) — 102.7%	$496,248,753

Liabilities in excess of other assets — (2.7)%	(12,881,293)

NET ASSETS — 100.0%	$483,367,460

*	Denotes a non-income producing security.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $20,675,111, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $4,860,484 and $15,308,828, respectively, and by $1,405,682 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $21,574,994.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $28,827,913 which represents 5.96% of net assets.

(c)	Represents 7-day effective yield as of July 31, 2019.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $20,169,312.

ADR	American Depositary Receipt
CVA	Dutch Certification
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$2,511,100	$–	$2,511,100
Air Freight & Logistics	–	2,509,856	–	2,509,856
Airlines	–	714,234	–	714,234
Auto Components	–	7,728,190	–	7,728,190
Banks	1,655,538	10,468,793	–	12,124,331
Beverages	–	1,911,968	–	1,911,968
Biotechnology	7,171,252	6,975,960	–	14,147,212
Building Products	–	1,030,231	–	1,030,231
Capital Markets	–	15,600,445	–	15,600,445
Chemicals	5,619,592	10,351,236	–	15,970,828
Commercial Services & Supplies	492,147	6,489,128	–	6,981,275
Construction & Engineering	–	3,761,398	–	3,761,398
Construction Materials	–	7,162,900	–	7,162,900
Consumer Finance	–	2,740,589	–	2,740,589
Containers & Packaging	–	13,985,228	–	13,985,228
Diversified Financial Services	–	6,110,884	–	6,110,884
Diversified Telecommunication Services	–	11,026,391	–	11,026,391
Electrical Equipment	–	2,346,784	–	2,346,784
Electronic Equipment, Instruments & Components	–	7,649,243	–	7,649,243
Entertainment	–	4,051,112	–	4,051,112

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide International Small Cap Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$–	$36,944,101	$–	$36,944,101
Food & Staples Retailing	–	4,461,308	–	4,461,308
Food Products	–	9,572,093	–	9,572,093
Gas Utilities	11,214,008	4,082,891	–	15,296,899
Health Care Equipment & Supplies	–	15,484,258	–	15,484,258
Health Care Providers & Services	–	2,338,212	–	2,338,212
Hotels, Restaurants & Leisure	1,727,376	18,785,326	–	20,512,702
Household Durables	–	4,060,625	–	4,060,625
Independent Power and Renewable Electricity Producers	–	1,741,252	–	1,741,252
Industrial Conglomerates	–	4,687,946	–	4,687,946
Insurance	–	7,577,318	–	7,577,318
Interactive Media & Services	–	3,109,778	–	3,109,778
Internet & Direct Marketing Retail	–	16,826,625	–	16,826,625
IT Services	10,358,778	20,327,792	–	30,686,570
Life Sciences Tools & Services	–	8,030,679	–	8,030,679
Machinery	–	22,415,689	–	22,415,689
Marine	–	5,382,271	–	5,382,271
Media	–	11,456,051	–	11,456,051
Metals & Mining	3,243,507	5,261,347	–	8,504,854
Multiline Retail	–	5,361,626	–	5,361,626
Oil, Gas & Consumable Fuels	2,602,679	12,686,247	–	15,288,926
Paper & Forest Products	–	898,258	–	898,258
Pharmaceuticals	642,932	–	–	642,932
Professional Services	728,319	5,120,784	–	5,849,103
Real Estate Management & Development	–	15,555,296	–	15,555,296
Road & Rail	–	3,332,464	–	3,332,464
Semiconductors & Semiconductor Equipment	300,640	9,186,897	–	9,487,537
Software	339,615	11,080,987	–	11,420,602
Specialty Retail	–	4,832,485	–	4,832,485
Technology Hardware, Storage & Peripherals	–	542,003	–	542,003
Textiles, Apparel & Luxury Goods	–	4,387,568	–	4,387,568
Trading Companies & Distributors	–	7,945,986	–	7,945,986
Transportation Infrastructure	–	5,098,836	–	5,098,836
Water Utilities	1,056,444	–	–	1,056,444
Wireless Telecommunication Services	–	2,676,139	–	2,676,139
Total Common Stocks	$47,152,827	$416,376,808	$–	$463,529,635
Exchange Traded Fund	$12,518,691	$–	$–	$12,518,691
Repurchase Agreement	–	15,308,828	–	15,308,828
Rights	–	31,115	–	31,115
Short-Term Investment	4,860,484	–	–	4,860,484
Total	$64,532,002	$431,716,751	$–	$496,248,753

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Investment Companies 91.5%
	Shares	Value

Alternative Assets 2.0%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,004,434	$ 9,903,722
Nationwide Emerging Markets Debt Fund, Class R6 (a)	989,569	9,955,062

Total Alternative Assets (cost $19,906,573)		19,858,784

Equity Funds 87.5%
Nationwide International Index Fund, Class R6 (a)	29,122,565	221,331,490
Nationwide International Small Cap Fund, Class R6 (a)	4,104,020	39,152,349
Nationwide Loomis All Cap Growth Fund, Class R6 (a)	3,251,809	40,452,500
Nationwide Mid Cap Market Index Fund, Class R6 (a)	7,691,594	120,142,699
Nationwide Multi-Cap Portfolio, Class R6 (a)	39,001,539	445,007,563

Total Equity Funds (cost $822,739,270)		866,086,601

Fixed Income Funds 2.0%
Nationwide Bond Index Fund, Class R6 (a)	1,308,036	14,610,764
Nationwide Core Plus Bond Fund, Class R6 (a)	474,422	4,891,291

Total Fixed Income Funds (cost $19,215,853)		19,502,055

Total Investment Companies (cost $861,861,696)		905,447,440

Exchange Traded Fund 8.6%
	Shares	Value

Equity Fund 8.6%
iShares Core MSCI Emerging Markets ETF	1,685,312	84,568,956

Total Exchange Traded Fund (cost $90,897,401)		84,568,956

Total Investments (cost $952,759,097) — 100.1%		990,016,396

Liabilities in excess of other assets — (0.1)%		(554,666)

NET ASSETS — 100.0%		$ 989,461,730

(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Investment Companies 73.1%
	Shares	Value

Alternative Assets 6.1%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,366,945	$ 13,478,082
Nationwide Amundi Strategic Income Fund, Class R6 (a)	1,911,737	19,882,067
Nationwide Emerging Markets Debt Fund, Class R6 (a)	673,242	6,772,812

Total Alternative Assets (cost $40,306,927)		40,132,961

Equity Funds 21.0%
Nationwide International Index Fund, Class R6 (a)	4,739,588	36,020,870
Nationwide International Small Cap Fund, Class R6 (a)	349,100	3,330,415
Nationwide Mid Cap Market Index Fund, Class R6 (a)	872,582	13,629,727
Nationwide Multi-Cap Portfolio, Class R6 (a)	7,546,006	86,099,925

Total Equity Funds (cost $132,987,438)		139,080,937

Fixed Income Funds 46.0%
Nationwide Bond Index Fund, Class R6 (a)	10,687,387	119,378,112
Nationwide Core Plus Bond Fund, Class R6 (a)	5,811,381	59,915,337
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	3,298,427	32,984,267
Nationwide Loomis Short Term Bond Fund, Class R6 (a)	9,110,163	91,557,139

Total Fixed Income Funds (cost $300,399,238)		303,834,855

Total Investment Companies (cost $473,693,603)		483,048,753

Exchange Traded Funds 3.4%
	Shares	Value

Equity Fund 1.4%
iShares Core MSCI Emerging Markets ETF	191,023	9,585,534

Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond ETF	99,214	13,184,549

Total Exchange Traded Funds (cost $23,682,162)		22,770,083

Investment Contract 23.5%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$155,024,824	155,024,824

Total Investment Contract (cost $155,024,824)		155,024,824

Total Investments (cost $652,400,589) — 100.0%		660,843,660

Liabilities in excess of other assets — 0.0%†		(106,567)

NET ASSETS — 100.0%		$ 660,737,093

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$22,770,083	$–	$–	$22,770,083
Investment Companies	483,048,753	–	–	483,048,753
Investment Contract	–	–	155,024,824	155,024,824
Total	$505,818,836	$–	$155,024,824	$660,843,660

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$165,332,384	$165,332,384
Purchases*	12,510,006	12,510,006
Sales	(22,817,566)	(22,817,566)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 7/31/2019	$155,024,824	$155,024,824

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Investment Companies 83.7%
	Shares	Value

Alternative Assets 6.6%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	3,873,805	$ 38,195,714
Nationwide Amundi Strategic Income Fund, Class R6 (a)	1,811,582	18,840,452
Nationwide Emerging Markets Debt Fund, Class R6 (a)	2,544,191	25,594,560

Total Alternative Assets (cost $82,620,607)		82,630,726

Equity Funds 60.8%
Nationwide International Index Fund, Class R6 (a)	23,608,140	179,421,862
Nationwide International Small Cap Fund, Class R6 (a)	2,637,822	25,164,820
Nationwide Loomis All Cap Growth Fund, Class R6 (a)	2,090,337	26,003,786
Nationwide Mid Cap Market Index Fund, Class R6 (a)	4,324,050	67,541,659
Nationwide Multi-Cap Portfolio, Class R6 (a)	41,304,326	471,282,355

Total Equity Funds (cost $727,862,949)		769,414,482

Fixed Income Funds 16.3%
Nationwide Bond Index Fund, Class R6 (a)	7,292,271	81,454,665
Nationwide Core Plus Bond Fund, Class R6 (a)	6,098,996	62,880,644
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,246,172	12,461,721
Nationwide Loomis Short Term Bond Fund, Class R6 (a)	4,912,512	49,370,742

Total Fixed Income Funds (cost $204,635,065)		206,167,772

Total Investment Companies (cost $1,015,118,621)		1,058,212,980

Exchange Traded Funds 5.8%
	Shares	Value

Equity Fund 4.8%
iShares Core MSCI Emerging Markets ETF	1,209,333	60,684,330

Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond ETF	95,514	12,692,856

Total Exchange Traded Funds (cost $77,172,036)		73,377,186

Investment Contract 10.6%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$134,121,694	134,121,694

Total Investment Contract (cost $134,121,694)		134,121,694

Total Investments (cost $1,226,412,351) — 100.1%		1,265,711,860

Liabilities in excess of other assets — (0.1)%		(665,525)

NET ASSETS — 100.0%		$ 1,265,046,335

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$73,377,186	$–	$–	$73,377,186
Investment Companies	1,058,212,980	–	–	1,058,212,980
Investment Contract	–	–	134,121,694	134,121,694
Total	$1,131,590,166	$–	$134,121,694	$1,265,711,860

Amounts designated as “–” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2018	$139,314,583	$139,314,583
Purchases*	13,435,431	13,435,431
Sales	(18,628,320)	(18,628,320)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 7/31/2019	$134,121,694	$134,121,694

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Investment Companies 92.9%
	Shares	Value

Alternative Assets 6.5%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	4,728,074	$ 46,618,806
Nationwide Amundi Strategic Income Fund, Class R6 (a)	2,203,511	22,916,516
Nationwide Emerging Markets Debt Fund, Class R6 (a)	3,104,969	31,235,992

Total Alternative Assets (cost $100,760,250)		100,771,314

Equity Funds 75.1%
Nationwide International Index Fund, Class R6 (a)	35,760,381	271,778,898
Nationwide International Small Cap Fund, Class R6 (a)	5,634,589	53,753,975
Nationwide Loomis All Cap Growth Fund, Class R6 (a)	3,827,676	47,616,286
Nationwide Mid Cap Market Index Fund, Class R6 (a)	8,047,700	125,705,079
Nationwide Multi-Cap Portfolio, Class R6 (a)	58,423,766	666,615,174

Total Equity Funds (cost $1,110,505,737)		1,165,469,412

Fixed Income Funds 11.3%
Nationwide Bond Index Fund, Class R6 (a)	8,892,228	99,326,187
Nationwide Core Plus Bond Fund, Class R6 (a)	5,954,429	61,390,163
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,520,741	15,207,407

Total Fixed Income Funds (cost $173,674,302)		175,923,757

Total Investment Companies (cost $1,384,940,289)		1,442,164,483

Exchange Traded Fund 7.2%
	Shares	Value

Equity Fund 7.2%
iShares Core MSCI Emerging Markets ETF	2,221,018	111,450,683

Total Exchange Traded Fund (cost $116,797,778)		111,450,683

Total Investments (cost $1,501,738,067) — 100.1%		1,553,615,166

Liabilities in excess of other assets — (0.1)%		(859,532)

NET ASSETS — 100.0%		$ 1,552,755,634

(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2019, 100% of the market value of the fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Investment Companies 79.1%
	Shares	Value

Alternative Assets 5.5%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,354,550	$ 13,355,862
Nationwide Amundi Strategic Income Fund, Class R6 (a)	633,352	6,586,862
Nationwide Emerging Markets Debt Fund, Class R6 (a)	444,837	4,475,064

Total Alternative Assets (cost $24,462,202)		24,417,788

Equity Funds 41.3%
Nationwide International Index Fund, Class R6 (a)	5,691,852	43,258,074
Nationwide International Small Cap Fund, Class R6 (a)	461,276	4,400,573
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,298,570	20,283,658
Nationwide Multi-Cap Portfolio, Class R6 (a)	9,962,198	113,668,679

Total Equity Funds (cost $172,307,654)		181,610,984

Fixed Income Funds 32.3%
Nationwide Bond Index Fund, Class R6 (a)	5,684,765	63,498,830
Nationwide Core Plus Bond Fund, Class R6 (a)	2,985,281	30,778,246
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,306,916	13,069,164
Nationwide Loomis Short Term Bond Fund, Class R6 (a)	3,434,573	34,517,456

Total Fixed Income Funds (cost $140,426,502)		141,863,696

Total Investment Companies (cost $337,196,358)		347,892,468

Exchange Traded Funds 4.4%
	Shares	Value

Equity Fund 3.4%
iShares Core MSCI Emerging Markets ETF	296,591	14,882,937

Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond ETF	33,334	4,429,755

Total Exchange Traded Funds (cost $20,063,203)		19,312,692

Investment Contract 16.5%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$72,458,238	72,458,238

Total Investment Contract (cost $72,458,238)		72,458,238

Total Investments (cost $429,717,799) — 100.0%		439,663,398

Liabilities in excess of other assets — 0.0%†		(196,742)

NET ASSETS — 100.0%		$ 439,466,656

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$19,312,692	$–	$–	$19,312,692
Investment Companies	347,892,468	–	–	347,892,468
Investment Contract	–	–	72,458,238	72,458,238
Total	$367,205,160	$–	$72,458,238	$439,663,398

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total

Balance as of 10/31/2018	$75,523,896	$75,523,896
Purchases*	8,015,312	8,015,312
Sales	(11,080,970)	(11,080,970)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 7/31/2019	$72,458,238	$72,458,238

Amounts designated as “–” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Long/Short Equity Fund

Long Positions 100.0%
Common Stocks 100.0%
	Shares	Value

Automobiles 4.3%
General Motors Co.	24,123	$973,122

Banks 8.4%
JPMorgan Chase & Co.	6,134	711,544
US Bancorp	8,672	495,605
Wells Fargo & Co.	14,701	711,675

		1,918,824

Beverages 2.0%
Coca-Cola Co. (The)	8,773	461,723

Biotechnology 3.9%
AbbVie, Inc.	6,618	440,891
Amgen, Inc.	2,452	457,494

		898,385

Building Products 2.0%
Lennox International, Inc.	1,346	345,222
PGT Innovations, Inc. *	7,089	114,275

		459,497

Capital Markets 1.5%
S&P Global, Inc.	1,382	338,521

Chemicals 4.2%
Ecolab, Inc.	2,149	433,518
Sherwin-Williams Co. (The)	1,022	524,327

		957,845

Communications Equipment 1.9%
Cisco Systems, Inc.	7,891	437,161

Diversified Consumer Services 1.2%
Grand Canyon Education, Inc. *	2,437	265,072

Diversified Telecommunication Services 4.2%
AT&T, Inc.	27,936	951,221

Electronic Equipment, Instruments & Components 1.0%
Littelfuse, Inc.	1,283	216,776

Health Care Equipment & Supplies 4.0%
Align Technology, Inc. *	1,674	350,000
Masimo Corp. *	3,602	568,576

		918,576

Health Care Providers & Services 2.6%
BioTelemetry, Inc. *	5,937	278,742
UnitedHealth Group, Inc.	1,261	314,002

		592,744

Hotels, Restaurants & Leisure 1.7%
Starbucks Corp.	4,046	383,116

Insurance 1.3%
Primerica, Inc.	2,409	295,560

Interactive Media & Services 2.5%
Alphabet, Inc., Class A *	162	197,348
Facebook, Inc., Class A *	1,902	369,426

		566,774

Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc. *	237	442,427

IT Services 14.2%
Broadridge Financial Solutions, Inc.	3,159	401,572
EPAM Systems, Inc. *	1,971	381,960
Fiserv, Inc. *	5,202	548,447
FleetCor Technologies, Inc. *	1,215	345,267
Global Payments, Inc.	2,390	401,329
International Business Machines Corp.	3,264	483,855
Mastercard, Inc., Class A	2,467	671,690

		3,234,120

Machinery 1.4%
Caterpillar, Inc.	2,370	312,058

Long Positions (continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels 7.5%
Chevron Corp.	7,094	$873,342
Royal Dutch Shell plc, Class B, ADR-NL	13,279	842,818

		1,716,160

Pharmaceuticals 4.0%
Pfizer, Inc.	10,382	403,237
Zoetis, Inc.	4,419	507,699

		910,936

Professional Services 2.1%
Verisk Analytics, Inc.	3,128	474,580

Real Estate Management & Development 2.0%
CBRE Group, Inc., Class A *	8,768	464,792

Road & Rail 1.8%
CSX Corp.	5,736	403,814

Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	1,721	499,073
ON Semiconductor Corp. *	15,172	326,349

		825,422

Software 2.4%
Paycom Software, Inc. *	2,288	550,836

Specialty Retail 5.1%
Five Below, Inc. *	3,121	366,593
Floor & Decor Holdings, Inc., Class A *	8,202	321,108
Home Depot, Inc. (The)	2,276	486,358

		1,174,059

Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	3,166	674,485

Tobacco 4.3%
Philip Morris International, Inc.	11,778	984,758

Total Common Stocks (cost $19,414,185)		22,803,364

Total Investments (cost $19,414,185) — 100.0%		22,803,364

Liabilities in excess of other assets — 0.0%		(5,188)

NET ASSETS — 100.0%		$22,798,176

Short Positions 35.2%
Common Stocks 14.3%
	Shares	Value

Automobiles 1.5%
Harley-Davidson, Inc.	9,600	343,488

Building Products 1.5%
Patrick Industries, Inc. *	7,300	334,851

Electronic Equipment, Instruments & Components 2.9%
Cognex Corp.	7,500	330,075
Coherent, Inc. *	2,400	333,240

		663,315

Household Durables 1.0%
Leggett & Platt, Inc.	6,000	239,820

Leisure Products 1.6%
Brunswick Corp.	7,300	358,868

Machinery 1.8%
Snap-on, Inc.	1,000	152,610
Welbilt, Inc. *	15,800	259,436

		412,046

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Long/Short Equity Fund (Continued)

Short Positions (continued)
Common Stocks (continued)
	Shares	Value

Multiline Retail 0.9%
Dollar Tree, Inc. *	2,000	$203,500

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	6,300	367,920
Maxim Integrated Products, Inc.	5,800	343,302

		711,222

Total Common Stocks (proceeds $3,087,156)		3,267,110

Exchange Traded Funds 20.9%
	Shares	Value

Exchange Traded Funds 20.9%

iShares Russell 2000 ETF	13,345	2,089,293
SPDR S&P 500 ETF Trust	9,010	2,679,845

Total Exchange Traded Funds (proceeds $4,523,062)		4,769,138

TOTAL SECURITIES SOLD SHORT (proceeds $7,610,218) — 35.2%		$8,036,248

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NL	Netherlands

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Long/Short Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Loomis All Cap Growth Fund

Common Stocks 99.5%
	Shares	Value

Air Freight & Logistics 3.7%
Expeditors International of Washington, Inc.	163,939	$12,516,743

Beverages 6.2%
Coca-Cola Co. (The)	101,020	5,316,682
Monster Beverage Corp. *	248,080	15,993,718

		21,310,400

Biotechnology 5.1%
Amgen, Inc.	18,404	3,433,818
BioMarin Pharmaceutical, Inc. *	66,233	5,253,602
Regeneron Pharmaceuticals, Inc. *	28,343	8,637,813

		17,325,233

Capital Markets 6.7%
FactSet Research Systems, Inc.	22,933	6,359,321
MSCI, Inc.	35,468	8,059,748
SEI Investments Co.	140,564	8,376,209

		22,795,278

Communications Equipment 2.8%
Cisco Systems, Inc.	171,750	9,514,950

Consumer Finance 1.3%
American Express Co.	35,049	4,359,044

Energy Equipment & Services 1.4%
Schlumberger Ltd.	122,345	4,890,130

Food Products 2.1%
Danone SA, ADR-FR	413,343	7,117,766

Health Care Equipment & Supplies 1.6%
Alcon, Inc. *	9,550	561,062
Varian Medical Systems, Inc. *	42,780	5,021,089

		5,582,151

Health Care Technology 2.5%
Cerner Corp.	116,981	8,381,689

Hotels, Restaurants & Leisure 8.3%
Starbucks Corp.	125,000	11,836,250
Yum China Holdings, Inc.	240,958	10,963,589
Yum! Brands, Inc.	49,405	5,559,051

		28,358,890

Household Products 3.2%
Colgate-Palmolive Co.	69,887	5,013,694
Procter & Gamble Co. (The)	51,456	6,073,866

		11,087,560

Interactive Media & Services 10.2%
Alphabet, Inc., Class A *	6,441	7,846,426
Alphabet, Inc., Class C *	6,441	7,836,636
Facebook, Inc., Class A *	98,077	19,049,496

		34,732,558

Internet & Direct Marketing Retail 11.8%
Alibaba Group Holding Ltd., ADR-CN *	102,547	17,751,911
Amazon.com, Inc. *	12,119	22,623,507

		40,375,418

IT Services 6.3%
Automatic Data Processing, Inc.	20,718	3,449,961
Visa, Inc., Class A	100,547	17,897,366

		21,347,327

Machinery 2.3%
Deere & Co.	47,196	7,818,017

Pharmaceuticals 4.3%
Merck & Co., Inc.	28,239	2,343,555
Novartis AG, ADR-CH	47,748	4,372,762
Novo Nordisk A/S, ADR-DK	164,782	7,896,353

		14,612,670

Semiconductors & Semiconductor Equipment 5.1%
NVIDIA Corp.	49,035	8,273,185

Common Stocks (continued)
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	125,288	$9,166,070

		17,439,255

Software 11.6%
Autodesk, Inc. *	90,530	14,138,070
Microsoft Corp.	61,185	8,337,680
Oracle Corp.	302,511	17,031,369

		39,507,119

Textiles, Apparel & Luxury Goods 3.0%
Under Armour, Inc., Class A *	442,542	10,209,444

Total Investments (cost $290,046,061) — 99.5%		339,281,642

Other assets in excess of liabilities — 0.5%		1,762,594

NET ASSETS — 100.0%		$341,044,236

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DK	Denmark
FR	France

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Loomis All Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2019, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund

Asset-Backed Securities 9.9%
	Principal Amount	Value

Airlines 0.4%
Continental Airlines Pass-Through Trust, Series 2010-1, Class A, 4.75%, 1/12/2021	$1,271,171	$1,304,604

Automobiles 6.7%
ACC Trust, Series 2018-1, Class A, 3.70%, 12/21/2020(a)	76,233	76,325
Americredit Automobile Receivables Trust
Series 2019-1, Class A3, 2.97%, 11/20/2023	665,000	672,701
Series 2019-2, Class B, 2.54%, 7/18/2024	2,180,000	2,179,443
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/2025(a)	2,030,000	2,089,977
CPS Auto Receivables Trust
Series 2018-D, Class B, 3.61%, 11/15/2022(a)	1,145,000	1,158,025
Series 2018-A, Class C, 3.05%, 12/15/2023(a)	235,000	235,473
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	1,295,000	1,311,213
Drive Auto Receivables Trust
Series 2018-1, Class B, 2.88%, 2/15/2022	112,029	112,033
Series 2019-3, Class B, 2.65%, 2/15/2024	995,000	997,366
DT Auto Owner Trust
Series 2018-3A, Class B, 3.56%, 9/15/2022(a)	1,385,000	1,400,768
Series 2018-2A, Class C, 3.67%, 3/15/2024(a)	1,175,000	1,189,978
Series 2019-1A, Class C, 3.61%, 11/15/2024(a)	540,000	547,040
Series 2019-2A, Class C, 3.18%, 2/18/2025(a)	235,000	237,199
Exeter Automobile Receivables Trust
Series 2018-1A, Class B, 2.75%, 4/15/2022(a)	685,556	685,926
Series 2018-2A, Class B, 3.27%, 5/16/2022(a)	1,220,000	1,223,669
Flagship Credit Auto Trust
Series 2018-2, Class B, 3.56%, 5/15/2023(a)	1,550,000	1,573,434
Series 2018-4, Class B, 3.88%, 10/16/2023(a)	380,000	390,333
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/2031(a)	1,900,000	1,954,254
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.06%, 4/17/2023(a)	674,397	677,409
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.78%, 8/15/2023(a)	650,000	659,576
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2, 3.22%, 2/15/2023(a)	1,060,000	1,071,272
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	845,000	867,156
Santander Drive Auto Receivables Trust
Series 2019-2, Class C, 2.90%, 10/15/2024	1,035,000	1,041,245
Series 2018-5, Class C, 3.81%, 12/16/2024	340,000	345,540
Westlake Automobile Receivables Trust
Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	1,505,000	1,505,556

Asset-Backed Securities (continued)
	Principal Amount	Value

Automobiles (continued)
Series 2019-1A, Class B, 3.26%, 10/17/2022(a)	$485,000	$488,588
Series 2019-2A, Class B, 2.62%, 7/15/2024(a)	1,495,000	1,495,453

		26,186,952

Other 2.4%
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/2029(a)	1,710,000	1,709,125
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/2029(a)	3,585,000	3,622,455
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, 9/5/2048(a)	923,025	969,241
SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.63%, 10/20/2024(a)	966,125	972,136
Sofi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.35%, 4/26/2027(a)	2,210,000	2,224,503

		9,497,460

Student Loan 0.4%
Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.85%, 5/25/2033	833,825	891,942
Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.95%, 2/25/2042(a)	700,000	708,254

		1,600,196

Total Asset-Backed Securities (cost $38,071,519)		38,589,212

Collateralized Mortgage Obligations 20.0%
	Principal Amount	Value

Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.73%, 3/25/2047(a)(b)	573,986	579,667
FHLMC REMICS
Series 1666, Class J, 6.25%, 1/15/2024	184,976	194,903
Series 3747, Class CY, 4.50%, 10/15/2040	1,000,000	1,139,822
Series 3934, Class KB, 5.00%, 10/15/2041	1,000,000	1,165,526
Series 4030, Class BE, 4.00%, 4/15/2042	2,511,000	2,784,384
FNMA REMICS
Series 2010-92, Class B, 4.50%, 8/25/2030	1,500,000	1,687,594
Series 2017-82, Class FG, 2.52%, 11/25/2032(b)	17,530,719	17,439,286
Series 2004-29, Class PS, IO, 5.33%, 5/25/2034(b)	2,214,867	420,701
Series 2004-37, Class AL, 4.50%, 6/25/2034	1,100,000	1,256,102
Series 2016-32, Class SA, IO, 3.83%, 10/25/2034(b)	11,994,177	1,782,730
Series 2014-78, Class QY, 3.00%, 12/25/2034	6,125,455	6,235,268
Series 2010-57, Class SA, IO, 4.18%, 6/25/2040(b)	3,350,374	521,722
Series 2010-63, Class SA, IO, 4.23%, 6/25/2040(b)	2,940,163	460,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

FNMA REMICS (continued)
Series 2010-118, Class SN, IO, 4.33%, 10/25/2040(b)	$14,255,040	$2,910,096
Series 2013-18, Class FB, 2.62%, 10/25/2041(b)	1,804,384	1,810,807
Series 2012-14, Class Z, 4.00%, 3/25/2042	880,781	983,912
Series 2016-40, Class GA, 4.62%, 7/25/2046(b)	865,558	904,902
Series 2017-26, Class ID, IO, 3.50%, 4/25/2047	1,380,260	222,315
GNMA REMICS
Series 2009-61, Class ZQ, 6.00%, 8/16/2039	2,978,982	3,938,256
Series 2019-21, Class , IO, 4.50%, 2/20/2049	11,983,497	2,010,083
Series 2012-H20, Class PT, 3.28%, 7/20/2062(b)	999,546	1,004,361
Series 2018-H02, Class ZJ, 4.51%, 10/20/2064(b)	480,064	518,618
Series 2017-H12, Class EZ, 5.13%, 6/20/2066(b)	560,462	615,032
Series 2017-H13, Class JZ, 5.22%, 5/20/2067(b)	611,891	647,366
Series 2017-H22, Class FD, 2.63%, 11/20/2067(b)	1,463,385	1,460,474
Series 2017-H25, Class FD, 2.58%, 12/20/2067(b)	1,801,558	1,796,184
Series 2019-H01, Class FT, 2.83%, 10/20/2068(b)	11,514,462	11,497,247
Series 2019-H07, Class BZ, 4.28%, 1/20/2069(b)	3,747,197	4,414,043
Series 2019-H05, Class FT, 2.83%, 4/20/2069(b)	7,744,820	7,733,132
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.90%, 12/25/2033(b)	157,590	163,434

Total Collateralized Mortgage Obligations (cost $76,508,564)		78,298,586

Commercial Mortgage-Backed Securities 7.8%
	Principal Amount	Value

COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/2046	4,450,000	4,535,649
GNMA REMICS, Series 2018-82 IO, 0.51%, 5/16/2058(b)	24,598,374	1,226,738
GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.07%, 1/10/2047	4,139,865	4,415,339
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.16%, 8/5/2034(a)	2,015,000	2,082,522
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.15%, 8/15/2046(b)	1,130,000	1,200,869
Starwood Retail Property Trust, Series 2014-STAR, Class A, 3.54%, 11/15/2027(a)(b)	660,544	659,165
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.18%, 3/10/2046	6,270,000	6,435,001
Series 2013-C6, Class A4, 3.24%, 4/10/2046	4,440,000	4,569,977

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046(b)	$1,505,000	$1,601,877
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.10%, 3/15/2047	3,490,000	3,735,319

Total Commercial Mortgage-Backed Securities (cost $30,303,413)		30,462,456

Corporate Bonds 42.7%
	Principal Amount	Value

Aerospace & Defense 0.6%
Boeing Co. (The), 3.75%, 2/1/2050	1,355,000	1,362,787
Spirit AeroSystems, Inc., 4.60%, 6/15/2028	210,000	223,626
United Technologies Corp., 4.50%, 6/1/2042	630,000	722,377

		2,308,790

Air Freight & Logistics 0.5%
FedEx Corp., 3.10%, 8/5/2029	1,940,000	1,919,838

Automobiles 0.9%
BMW US Capital LLC, 1.85%, 9/15/2021(a)	1,090,000	1,077,074
Hyundai Capital America, 3.95%, 2/1/2022(a)	1,320,000	1,351,553
Volkswagen Group of America Finance LLC, 4.75%, 11/13/2028(a)	1,100,000	1,199,270

		3,627,897

Banks 12.0%
ABN AMRO Bank NV, 2.65%, 1/19/2021(a)	1,905,000	1,910,947
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040(c)	1,140,000	1,227,179
Bank of Ireland Group plc, 4.50%, 11/25/2023(a)	620,000	646,577
Banque Federative du Credit Mutuel SA, 3.75%, 7/20/2023(a)	765,000	799,112
Barclays plc,
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	945,000	972,389
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025(c)	545,000	550,609
BB&T Corp., 3.05%, 6/20/2022	1,620,000	1,649,329
2.50%, 8/1/2024	1,950,000	1,947,382
Citibank NA,
(ICE LIBOR USD 3 Month + 0.60%), 2.84%, 5/20/2022(c)	745,000	749,701
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	1,280,000	1,296,803
Citizens Bank NA, 2.25%, 3/2/2020	1,075,000	1,073,210
Comerica Bank, 2.50%, 7/23/2024	1,150,000	1,148,407
Comerica, Inc., 3.70%, 7/31/2023	570,000	594,045

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Cooperatieve Rabobank UA, 2.75%, 1/10/2023	$460,000	$465,211
Credit Agricole SA, 3.75%, 4/24/2023(a)	1,365,000	1,415,485
Danske Bank A/S, 3.88%, 9/12/2023(a)	1,910,000	1,964,682
HSBC Holdings plc,
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)	1,005,000	1,065,447
ING Groep NV, 4.63%, 1/6/2026(a)	1,055,000	1,155,210
JPMorgan Chase & Co.,
(ICE LIBOR USD 3 Month + 0.70%), 3.21%, 4/1/2023(c)	1,005,000	1,022,495
Lloyds Banking Group plc, 4.05%, 8/16/2023	1,440,000	1,501,881
Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/2029	1,945,000	1,971,351
National Australia Bank Ltd., 3.70%, 11/4/2021	1,675,000	1,727,562
NatWest Markets plc, 3.63%, 9/29/2022(a)	1,920,000	1,946,292
PNC Financial Services Group, Inc. (The), 2.60%, 7/23/2026	1,855,000	1,851,182
Royal Bank of Scotland Group plc,
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(c)	305,000	312,352
Santander Holdings USA, Inc., 3.70%, 3/28/2022	1,930,000	1,971,635
3.50%, 6/7/2024	1,250,000	1,266,923
Santander UK plc, 2.50%, 1/5/2021	1,735,000	1,733,642
(ICE LIBOR USD 3 Month + 0.62%), 3.14%, 6/1/2021(c)	425,000	425,655
2.88%, 6/18/2024	1,595,000	1,593,513
Standard Chartered plc,
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025(a)(c)	1,015,000	1,034,281
Sumitomo Mitsui Financial Group, Inc., 2.78%, 7/12/2022	1,385,000	1,396,146
3.04%, 7/16/2029	1,565,000	1,568,030
Svenska Handelsbanken AB, 3.90%, 11/20/2023	1,035,000	1,096,784
UniCredit SpA, 3.75%, 4/12/2022(a)	1,730,000	1,760,071
US Bancorp, 3.95%, 11/17/2025	575,000	621,785
3.00%, 7/30/2029	900,000	905,951
Westpac Banking Corp., 2.80%, 1/11/2022	525,000	531,522

		46,870,778

Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/2048	180,000	196,277
Bacardi Ltd., 5.30%, 5/15/2048(a)	965,000	1,029,952
Brown-Forman Corp., 3.50%, 4/15/2025	390,000	409,672
PepsiCo, Inc., 3.38%, 7/29/2049	1,355,000	1,356,643

		2,992,544

Building Products 0.2%
CRH America Finance, Inc., 4.50%, 4/4/2048(a)	600,000	605,740

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets 1.0%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$1,075,000	$1,082,784
Lehman Brothers Holdings, Inc., 5.63%, 1/24/2013(d)	4,000,000	54,800
Northern Trust Corp.,
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(c)	1,750,000	1,775,851
State Street Corp.,
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023(c)	1,080,000	1,088,033

		4,001,468

Chemicals 0.4%
Cabot Corp., 4.00%, 7/1/2029	925,000	939,055
Methanex Corp., 5.65%, 12/1/2044	825,000	795,780

		1,734,835

Consumer Finance 3.1%
American Express Co., 3.70%, 8/3/2023	1,005,000	1,049,550
2.50%, 7/30/2024	1,150,000	1,146,434
American Honda Finance Corp., 3.63%, 10/10/2023	575,000	603,884
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022(a)	705,000	714,658
Capital One Financial Corp., 3.90%, 1/29/2024	1,325,000	1,395,654
Caterpillar Financial Services Corp., 3.65%, 12/7/2023	965,000	1,016,679
Discover Financial Services, 4.50%, 1/30/2026	905,000	974,506
Ford Motor Credit Co. LLC, 2.98%, 8/3/2022	1,400,000	1,384,328
4.54%, 8/1/2026	900,000	907,646
General Motors Financial Co., Inc., 5.25%, 3/1/2026	690,000	744,285
Harley-Davidson Financial Services, Inc., 4.05%, 2/4/2022(a)	400,000	411,589
3.35%, 2/15/2023(a)	610,000	615,415
John Deere Capital Corp., 2.60%, 3/7/2024	255,000	256,759
2.80%, 7/18/2029	1,025,000	1,031,457

		12,252,844

Containers & Packaging 0.3%
WRKCo, Inc., 4.65%, 3/15/2026	1,070,000	1,164,351

Diversified Financial Services 0.9%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	645,000	652,288
Mitsubishi UFJ Lease & Finance Co. Ltd., 2.65%, 9/19/2022(a)	1,400,000	1,397,600
National Rural Utilities Cooperative Finance Corp., 4.30%, 3/15/2049	470,000	539,431
ORIX Corp., 3.25%, 12/4/2024	635,000	652,135
Pine Street Trust II, 5.57%, 2/15/2049(a)	275,000	299,058

		3,540,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Telecommunication Services 0.4%
AT&T, Inc.,
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 6/12/2024(c)	$775,000	$789,314
Deutsche Telekom International Finance BV, 4.75%, 6/21/2038(a)	815,000	896,334

		1,685,648

Electric Utilities 1.5%
Alliant Energy Finance LLC, 4.25%, 6/15/2028(a)	1,335,000	1,415,025
Duke Energy Corp., 2.65%, 9/1/2026	450,000	445,389
Entergy Mississippi LLC, 3.85%, 6/1/2049	1,010,000	1,075,380
Entergy Texas, Inc., 3.45%, 12/1/2027	415,000	421,424
Ohio Power Co., 4.00%, 6/1/2049	380,000	417,524
Vistra Operations Co. LLC, 4.30%, 7/15/2029(a)	1,975,000	1,986,180

		5,760,922

Electronic Equipment, Instruments & Components 0.4%
Flex Ltd., 4.88%, 6/15/2029	1,410,000	1,463,861
Trimble, Inc., 4.15%, 6/15/2023	120,000	124,931

		1,588,792

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 4.08%, 12/15/2047	440,000	429,059

Entertainment 0.3%
Viacom, Inc., 6.88%, 4/30/2036	830,000	1,054,909

Equity Real Estate Investment Trusts (REITs) 1.4%
Boston Properties LP, 4.13%, 5/15/2021	1,475,000	1,515,957
3.40%, 6/21/2029	945,000	970,940
Brixmor Operating Partnership LP, 3.65%, 6/15/2024	995,000	1,019,258
ERP Operating LP, 3.00%, 7/1/2029	405,000	410,781
HCP, Inc., 3.50%, 7/15/2029	160,000	162,158
Omega Healthcare Investors, Inc., 4.50%, 1/15/2025	405,000	422,968
Sabra Health Care LP, 4.80%, 6/1/2024	365,000	376,279
Ventas Realty LP, 4.88%, 4/15/2049	480,000	538,562

		5,416,903

Food & Staples Retailing 0.7%
Alimentation Couche-Tard, Inc., 2.70%, 7/26/2022(a)	1,710,000	1,709,992
Sysco Corp., 3.55%, 3/15/2025	1,000,000	1,045,452

		2,755,444

Food Products 0.5%
Bunge Ltd. Finance Corp., 4.35%, 3/15/2024	1,000,000	1,046,802

Corporate Bonds (continued)
	Principal Amount	Value

Food Products (continued)
Kraft Heinz Foods Co., 4.00%, 6/15/2023	$810,000	$847,142
3.00%, 6/1/2026	180,000	177,041

		2,070,985

Gas Utilities 0.3%
Southern California Gas Co.,
Series WW, 3.95%, 2/15/2050	1,010,000	1,084,608

Health Care Equipment & Supplies 0.4%
Abbott Laboratories, 3.40%, 11/30/2023	1,508,000	1,569,242

Health Care Providers & Services 1.4%
Cigna Corp., 3.75%, 7/15/2023(a)	910,000	945,149
Express Scripts Holding Co., 4.75%, 11/15/2021	1,690,000	1,772,534
4.50%, 2/25/2026	140,000	151,419
Fresenius Medical Care US Finance III, Inc., 3.75%, 6/15/2029(a)	1,030,000	1,022,481
HCA, Inc., 5.25%, 6/15/2049	1,215,000	1,269,866
UnitedHealth Group, Inc., 2.88%, 8/15/2029	330,000	330,959

		5,492,408

Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp., 3.90%, 8/8/2029	440,000	445,319
Marriott International, Inc.,
Series Z, 4.15%, 12/1/2023	655,000	694,413
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,725,000	1,727,401

		2,867,133

Household Durables 0.5%
DR Horton, Inc., 2.55%, 12/1/2020	1,080,000	1,079,240
Panasonic Corp., 2.54%, 7/19/2022(a)	975,000	975,061

		2,054,301

Independent Power and Renewable Electricity Producers 0.4%
Exelon Generation Co. LLC, 4.25%, 6/15/2022	1,330,000	1,387,523

Insurance 2.6%
Aflac, Inc., 4.75%, 1/15/2049	355,000	419,853
American Financial Group, Inc., 3.50%, 8/15/2026	1,075,000	1,084,649
American International Group, Inc., 3.30%, 3/1/2021	1,560,000	1,580,616
Assurant, Inc., 4.20%, 9/27/2023	565,000	586,637
Athene Holding Ltd., 4.13%, 1/12/2028	370,000	373,532
AXIS Specialty Finance LLC, 3.90%, 7/15/2029	485,000	497,691
Brighthouse Financial, Inc., 3.70%, 6/22/2027	1,115,000	1,079,942
4.70%, 6/22/2047	805,000	701,374

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Insurance (continued)
Enstar Group Ltd., 4.95%, 6/1/2029	$530,000	$543,158
Jackson National Life Global Funding, 3.88%, 6/11/2025(a)	195,000	207,095
PartnerRe Finance B LLC, 3.70%, 7/2/2029	1,345,000	1,376,170
Reliance Standard Life Global Funding II, 3.85%, 9/19/2023(a)	1,400,000	1,452,952
Unum Group, 4.00%, 6/15/2029	305,000	312,973

		10,216,642

IT Services 1.1%
Fiserv, Inc., 3.50%, 7/1/2029	1,345,000	1,375,962
IBM Credit LLC, 2.20%, 9/8/2022	1,075,000	1,069,412
International Business Machines Corp., 3.30%, 5/15/2026	125,000	129,801
4.25%, 5/15/2049	405,000	438,891
Western Union Co. (The), 4.25%, 6/9/2023	1,240,000	1,297,615

		4,311,681

Machinery 1.1%
Kennametal, Inc., 4.63%, 6/15/2028	1,210,000	1,267,251
Nvent Finance SARL, 4.55%, 4/15/2028	845,000	865,842
Timken Co. (The), 4.50%, 12/15/2028	660,000	688,528
Wabtec Corp.,
(ICE LIBOR USD 3 Month + 1.30%), 3.71%, 9/15/2021(c)	420,000	420,100
4.95%, 9/15/2028(e)	1,005,000	1,085,222

		4,326,943

Media 0.6%
Charter Communications Operating LLC, 5.13%, 7/1/2049	960,000	978,594
Cox Communications, Inc., 3.15%, 8/15/2024(a)	1,075,000	1,094,060
Interpublic Group of Cos., Inc. (The), 3.50%, 10/1/2020	310,000	313,547

		2,386,201

Metals & Mining 0.6%
ArcelorMittal, 3.60%, 7/16/2024	1,795,000	1,808,683
Glencore Funding LLC, 4.13%, 3/12/2024(a)	585,000	606,577

		2,415,260

Multi-Utilities 0.2%
Dominion Energy, Inc., 3.07%, 8/15/2024(e)	810,000	817,129

Oil, Gas & Consumable Fuels 1.9%
Apache Corp., 5.35%, 7/1/2049	970,000	985,104
Enbridge Energy Partners LP, 4.38%, 10/15/2020	2,155,000	2,199,072
Kinder Morgan, Inc., 7.80%, 8/1/2031	1,195,000	1,613,162
Midwest Connector Capital Co. LLC, 3.63%, 4/1/2022(a)	830,000	847,294

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos, 6.38%, 2/4/2021	$770,000	$796,565
Total Capital International SA, 2.83%, 1/10/2030	1,080,000	1,085,281

		7,526,478

Pharmaceuticals 0.2%
Bayer US Finance II LLC, 3.38%, 7/15/2024(a)	605,000	610,293

Professional Services 0.2%
Experian Finance plc, 4.25%, 2/1/2029(a)	670,000	736,914

Road & Rail 1.1%
Burlington Northern Santa Fe LLC, 3.55%, 2/15/2050	590,000	595,767
Penske Truck Leasing Co. LP, 4.13%, 8/1/2023(a)	1,315,000	1,377,750
4.45%, 1/29/2026(a)	240,000	257,674
Ryder System, Inc., 3.75%, 6/9/2023	600,000	624,712
3.88%, 12/1/2023	525,000	551,500
Union Pacific Corp., 3.95%, 8/15/2059	970,000	973,253

		4,380,656

Semiconductors & Semiconductor Equipment 0.7%
Marvell Technology Group Ltd., 4.20%, 6/22/2023	940,000	982,209
Microchip Technology, Inc., 3.92%, 6/1/2021	355,000	361,119
Micron Technology, Inc., 4.66%, 2/15/2030	1,360,000	1,376,931

		2,720,259

Specialty Retail 0.7%
AutoNation, Inc., 3.50%, 11/15/2024	800,000	806,279
4.50%, 10/1/2025	675,000	705,134
Best Buy Co., Inc., 4.45%, 10/1/2028	1,000,000	1,064,517

		2,575,930

Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co., 3.50%, 10/5/2021	475,000	483,441
Seagate HDD Cayman, 4.88%, 3/1/2024	685,000	701,632

		1,185,073

Textiles, Apparel & Luxury Goods 0.1%
Ralph Lauren Corp., 3.75%, 9/15/2025	290,000	305,845

Thrifts & Mortgage Finance 0.5%
Nationwide Building Society,
(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024(a)(c)	1,310,000	1,363,730
(ICE LIBOR USD 3 Month + 1.86%), 3.96%, 7/18/2030(a)(c)	745,000	750,645

		2,114,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Tobacco 0.2%
Imperial Brands Finance plc, 3.50%, 7/26/2026(a)	$760,000	$756,026

Trading Companies & Distributors 0.7%
Air Lease Corp., 3.50%, 1/15/2022	125,000	128,044
3.88%, 7/3/2023	1,260,000	1,307,036
Aircastle Ltd., 4.25%, 6/15/2026	565,000	571,724
Aviation Capital Group LLC, 3.88%, 5/1/2023(a)	835,000	860,781

		2,867,585

Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd., 3.75%, 4/16/2023(a)	560,000	579,927
Vodafone Group plc, 4.13%, 5/30/2025	365,000	387,813

		967,740

Total Corporate Bonds (cost $166,178,909)		167,458,504

Foreign Government Securities 0.6%
	Principal Amount	Value

CANADA 0.3%
Province of Saskatchewan, 9.38%, 12/15/2020	1,000,000	1,092,246

MEXICO 0.0%†
United Mexican States, 4.50%, 4/22/2029	235,000	250,275

PANAMA 0.3%
Republic of Panama, 3.16%, 1/23/2030	1,135,000	1,145,215

Total Foreign Government Securities (cost $2,390,574)		2,487,736

Mortgage-Backed Securities 7.8%
	Principal Amount	Value

FNMA Pool
Pool# AN3476 4.03%, 11/1/2031	4,081,729	4,591,125
Pool# AM6492 3.76%, 8/1/2034	2,325,808	2,572,965
GNMA I Pool
Pool# 348637 7.50%, 5/15/2023	7,908	8,238
Pool# 354696 6.50%, 12/15/2023	4,725	5,201
Pool# 369270 6.50%, 12/15/2023	1,829	2,013
Pool# 368677 7.50%, 1/15/2024	6,282	6,492
Pool# 359986 7.50%, 1/15/2024	514	515
Pool# 362734 7.50%, 1/15/2024	181	182

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# 371909 6.50%, 2/15/2024	$14,857	$16,355
Pool# 392055 7.00%, 4/15/2024	3,611	3,615
Pool# 442138 8.00%, 11/15/2026	27,628	29,846
Pool# 439463 8.00%, 12/15/2026	778	779
Pool# 399109 7.50%, 2/15/2027	7,475	7,866
Pool# 435777 7.50%, 2/15/2027	2,785	2,802
Pool# 445661 7.50%, 7/15/2027	2,976	3,024
Pool# 443887 7.50%, 8/15/2027	5,041	5,120
Pool# 455381 7.50%, 8/15/2027	3,707	4,006
Pool# 450591 7.50%, 8/15/2027	658	674
Pool# 453295 7.50%, 8/15/2027	389	401
Pool# 446699 6.00%, 8/15/2028	13,141	14,413
Pool# 482748 6.00%, 9/15/2028	33,428	36,666
Pool# 460906 6.00%, 9/15/2028	8,329	9,136
Pool# 476969 6.50%, 1/15/2029	26,103	28,736
Pool# 781029 6.50%, 5/15/2029	92,961	105,155
Pool# 503106 6.50%, 6/15/2029	11,159	12,284
GNMA II Pool
Pool# 767673 4.63%, 4/20/2064(b)	1,085,759	1,166,454
Pool# BA7614 4.53%, 5/20/2067(b)	967,252	1,047,356
Pool# BC3943 4.46%, 6/20/2067(b)	4,101,015	4,484,479
Pool# BB0088 4.70%, 7/20/2067(b)	4,103,520	4,559,918
UMBS Pool
Pool# 292234 8.00%, 8/1/2024	658	659
Pool# 293495 8.00%, 9/1/2024	5	5
Pool# 303300 8.50%, 5/1/2025	2,863	3,074
Pool# 342718 6.50%, 5/1/2026	12,379	13,730
Pool# 250764 7.50%, 12/1/2026	32,146	35,061
Pool# 402854 6.00%, 12/1/2027	6,358	6,988
Pool# 251497 6.00%, 12/1/2027	318	349
Pool# 415652 6.50%, 3/1/2028	3,153	3,497
Pool# 432037 6.00%, 7/1/2028	34,975	38,445
Pool# 437979 6.00%, 8/1/2028	10,503	11,545
Pool# 446099 6.00%, 10/1/2028	4,960	5,452
Pool# 450653 6.00%, 12/1/2028	46,793	51,463

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# 440738 6.00%, 12/1/2028	$41,069	$45,423
Pool# 453865 6.00%, 12/1/2028	36,118	39,702
Pool# 252212 6.50%, 1/1/2029	75,618	85,285
Pool# 504076 6.50%, 6/1/2029	32,452	36,363
Pool# 484939 6.50%, 6/1/2029	9,679	10,735
Pool# 252570 6.50%, 7/1/2029	32,173	36,432
Pool# 506638 6.50%, 8/1/2029	13,921	15,441
Pool# 535300 6.50%, 5/1/2030	40,827	45,841
Pool# 539932 7.00%, 5/1/2030	5,703	5,704
Pool# 725027 5.00%, 11/1/2033	541,839	590,998
Pool# 725205 5.00%, 3/1/2034	183,212	200,012
Pool# MA3209 3.00%, 12/1/2047	5,219,839	5,293,675
Pool# MA3275 3.00%, 2/1/2048	5,228,164	5,295,157

Total Mortgage-Backed Securities (cost $29,903,596)		30,596,852

U.S. Treasury Obligations 8.9%
	Principal Amount	Value

U.S. Treasury Bonds 4.25%, 5/15/2039	1,075,000	1,404,555
4.38%, 11/15/2039	2,400,000	3,187,687
3.00%, 2/15/2049	17,505,000	19,212,421
U.S. Treasury Notes 2.00%, 5/31/2024	4,460,000	4,492,927
2.00%, 6/30/2024	6,600,000	6,642,024

Total U.S. Treasury Obligations (cost $33,290,602)		34,939,614

Short-Term Investments 1.0%
	Principal Amount	Value

U.S. Treasury Obligations 1.0%
U.S. Treasury Bills 2.03%, 8/13/2019	395,000	394,728
2.12%, 9/10/2019	420,000	419,064
2.06%, 10/3/2019	3,125,000	3,113,875

Total Short-Term Investments (cost $3,927,569)		3,927,667

Short-Term Investments 1.0%
Value

Total Investments
(cost $380,574,746) — 98.7%	$386,760,627
Other assets in excess of liabilities — 1.3%	5,033,606

NET ASSETS — 100.0%	$391,794,233

†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $76,152,198 which represents 19.44% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.
(d)	Security in default.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2019.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD      United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
U.S. Treasury Ultra Bond	49	9/2019	USD	8,700,562	252,554

					252,554

Short Contracts
U.S. Treasury 10 Year Note	(166)	9/2019	USD	(21,152,031)	(272,463)

					(272,463)

					(19,909)

At July 31, 2019, the Fund had $405,692 segregated as collateral with the broker for open futures contracts.

Currency:

USD            United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$38,589,212	$–	$38,589,212
Collateralized Mortgage Obligations	–	78,298,586	–	78,298,586
Commercial Mortgage-Backed Securities	–	30,462,456	–	30,462,456
Corporate Bonds	–	167,458,504	–	167,458,504
Foreign Government Securities	–	2,487,736	–	2,487,736
Futures Contracts	252,554	–	–	252,554
Mortgage-Backed Securities	–	30,596,852	–	30,596,852
Short-Term Investments	–	3,927,667	–	3,927,667
U.S. Treasury Obligations	–	34,939,614	–	34,939,614
Total Assets	$252,554	$386,760,627	$–	$387,013,181
Liabilities:
Futures Contracts	$(272,463)	$–	$–	$(272,463)
Total Liabilities	$(272,463)	$–	$–	$(272,463)
Total	$(19,909)	$386,760,627	$–	$386,740,718

Amounts designated as “—” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Core Bond Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$252,554
Total		$252,554

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(272,463)
Total		$(272,463)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund

Asset-Backed Securities 18.1%
	Principal Amount	Value

Automobiles 12.5%
ACC Trust, Series 2018-1, Class A, 3.70%, 12/21/2020(a)	$59,660	$59,733
Americredit Automobile Receivables Trust
Series 2019-1, Class A3, 2.97%, 11/20/2023	430,000	434,979
Series 2019-2, Class B, 2.54%, 7/18/2024	1,255,000	1,254,680
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/2025(a)	1,305,000	1,343,556
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/2024(a)	485,000	485,087
CPS Auto Receivables Trust
Series 2018-D, Class B, 3.61%, 11/15/2022(a)	1,010,000	1,021,489
Series 2019-C, Class B, 2.63%, 8/15/2023(a)	380,000	379,233
Series 2018-A, Class C, 3.05%, 12/15/2023(a)	120,000	120,242
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	800,000	810,016
Drive Auto Receivables Trust
Series 2018-1, Class B, 2.88%, 2/15/2022	290,223	290,233
Series 2019-3, Class B, 2.65%, 2/15/2024	365,000	365,868
DT Auto Owner Trust
Series 2018-3A, Class B, 3.56%, 9/15/2022(a)	950,000	960,816
Series 2018-2A, Class C, 3.67%, 3/15/2024(a)	755,000	764,624
Series 2019-1A, Class C, 3.61%, 11/15/2024(a)	350,000	354,563
Series 2019-2A, Class C, 3.18%, 2/18/2025(a)	85,000	85,795
Exeter Automobile Receivables Trust
Series 2018-1A, Class B, 2.75%, 4/15/2022(a)	351,347	351,537
Series 2018-2A, Class B, 3.27%, 5/16/2022(a)	800,000	802,406
First Investors Auto Owner Trust
Series 2018-2A, Class A1, 3.23%, 12/15/2022(a)	418,631	420,503
Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	435,755	438,140
Flagship Credit Auto Trust
Series 2018-2, Class B, 3.56%, 5/15/2023(a)	995,000	1,010,044
Series 2018-3, Class B, 3.59%, 12/16/2024(a)	460,000	467,490
Ford Credit Auto Owner Trust, Series 2019-B, Class A2A, 2.35%, 2/15/2022	615,000	614,842
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84%, 3/15/2024	735,000	745,887
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.64%, 5/15/2023(a)	770,000	781,365
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.06%, 4/17/2023(a)	840,686	844,442
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.78%, 8/15/2023(a)	430,000	436,335
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.18%, 4/16/2024	475,000	474,591

Asset-Backed Securities (continued)
	Principal Amount	Value

Automobiles (continued)
Hyundai Auto Receivables Trust, Series 2016-B, Class A3, 1.29%, 4/15/2021	$1,082,194	$1,078,722
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2, 3.22%, 2/15/2023(a)	610,000	616,487
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	580,000	595,207
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.75%, 10/15/2021	4,295,931	4,283,591
Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.45%, 5/15/2023(a)	1,135,000	1,133,636
Santander Drive Auto Receivables Trust
Series 2018-4, Class B, 3.27%, 1/17/2023	530,000	532,932
Series 2019-2, Class C, 2.90%, 10/15/2024	485,000	487,926
Toyota Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.73%, 2/16/2021	1,553,061	1,550,325
Westlake Automobile Receivables Trust
Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	765,000	765,283
Series 2018-3A, Class A2A, 2.98%, 1/18/2022(a)	607,244	608,526
Series 2019-1A, Class B, 3.26%, 10/17/2022(a)	80,000	80,592
Series 2019-2A, Class B, 2.62%, 7/15/2024(a)	905,000	905,274
Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.30%, 5/22/2028(a)	380,000	379,227
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.83%, 7/15/2021	805,000	808,107

		29,944,331

Credit Card 2.4%
American Express Credit Account Master Trust, Series 2017-3, Class A, 1.77%, 11/15/2022	4,675,000	4,658,553
World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.49%, 4/15/2026	1,200,000	1,206,112

		5,864,665

Other 2.8%
Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.70%, 1/21/2031(a)	364,337	369,551
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/2029(a)	890,000	889,544
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 3/14/2029(a)	1,965,000	1,985,530
SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.63%, 10/20/2024(a)	617,157	620,996
Sofi Consumer Loan Program Trust
Series 2018-2, Class A2, 3.35%, 4/26/2027(a)	1,240,000	1,248,138
Series 2018-4, Class A, 3.54%, 11/26/2027(a)	1,125,427	1,133,809
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/2023	445,000	451,986

		6,699,554

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Value

Student Loan 0.4%
Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.85%, 5/25/2033	$552,957	$591,498
Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 2.62%, 2/25/2042(a)(b)	308,416	307,647

		899,145

Total Asset-Backed Securities (cost $43,153,538)		43,407,695

Collateralized Mortgage Obligations 5.5%
	Principal Amount	Value

FHLMC REMICS
Series 3755, Class AL, 1.50%, 11/15/2020	14,021	13,905
Series 3645, Class EH, 3.00%, 12/15/2020	1,597	1,593
Series 3852, Class EA, 4.50%, 12/15/2021	4,088	4,106
Series 4060, Class EA, 1.75%, 6/15/2022	127,872	126,429
Series 2611, Class HD, 5.00%, 5/15/2023	75,402	78,045
Series 3585, Class LA, 3.50%, 10/15/2024	18,066	18,409
Series 3609, Class LE, 3.00%, 12/15/2024	1,067	1,066
Series 3718, Class BC, 2.00%, 2/15/2025	38,187	38,092
Series 3721, Class PE, 3.50%, 9/15/2040	108,949	113,281
FNMA REMICS
Series 2010-95, Class BK, 1.50%, 2/25/2020	4,237	4,222
Series 2012-99, Class TC, 1.50%, 9/25/2022	176,326	174,121
Series 2012-100, Class WA, 1.50%, 9/25/2027	299,380	292,037
Series 2012-93, Class DP, 1.50%, 9/25/2027	270,498	265,487
Series 2010-66, Class QA, 4.50%, 8/25/2039	5,395	5,409
GNMA REMICS
Series 2004-76, Class QA, 4.00%, 1/20/2034	2,823	2,820
Series 2009-104, Class KE, 2.50%, 8/16/2039	47,293	46,943
Series 2010-4, Class JC, 3.00%, 8/16/2039	15,259	15,284
Series 2009-88, Class QE, 3.00%, 9/16/2039	98,836	99,794
Series 2011-39, Class NE, 3.50%, 9/16/2039	122,276	124,419
Series 2010-H22, Class FE, 2.78%, 5/20/2059(b)	244,644	244,265
Series 2010-H02, Class FA, 3.08%, 2/20/2060(b)	510,343	512,245
Series 2011-H11, Class FA, 2.93%, 3/20/2061(b)	273,580	273,672
Series 2011-H23, Class HA, 3.00%, 12/20/2061	69,401	69,438
Series 2012-H18, Class NA, 2.95%, 8/20/2062(b)	140,109	140,156

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

GNMA REMICS (continued)
Series 2013-H02, Class FD, 2.77%, 12/20/2062(b)	$1,632,512	$1,627,576
Series 2013-H14, Class FC, 2.90%, 6/20/2063(b)	1,550,908	1,550,445
Series 2016-H13, Class FT, 3.01%, 5/20/2066(b)	148,675	148,877
Series 2017-H14, Class FK, 2.48%, 5/20/2067(b)	1,397,720	1,389,895
Series 2017-H24, Class FJ, 2.68%, 10/20/2067(b)	2,047,257	2,044,837
Series 2017-H25, Class FD, 2.58%, 12/20/2067(b)	1,381,632	1,377,510
Series 2019-H01, Class FJ, 2.73%, 9/20/2068(b)	383,649	382,627
Series 2019-H01, Class FT, 2.83%, 10/20/2068(b)	571,117	570,263
Series 2019-H05, Class FT, 2.83%, 4/20/2069(b)	1,456,994	1,454,795
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.90%, 12/25/2033(b)	54,558	56,582

Total Collateralized Mortgage Obligations (cost $13,328,212)		13,268,645

Commercial Mortgage-Backed Securities 2.4%
	Principal Amount	Value

BENCHMARK Mortgage Trust, Series 2019-B10, Class A1, 2.79%, 3/15/2062	1,805,917	1,829,409
Starwood Retail Property Trust, Series 2014-STAR, Class A, 3.54%, 11/15/2027(a)(b)	339,198	338,490
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,440,000	2,504,211
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046(b)	1,015,000	1,080,336

Total Commercial Mortgage-Backed Securities (cost $5,731,834)		5,752,446

Corporate Bonds 65.5%
	Principal Amount	Value

Aerospace & Defense 0.8%
Boeing Co. (The), 2.70%, 2/1/2027	1,205,000	1,205,848
United Technologies Corp., 3.65%, 8/16/2023	705,000	738,503

		1,944,351

Airlines 0.7%
Delta Air Lines, Inc., 2.60%, 12/4/2020	1,620,000	1,618,021

Auto Components 0.3%
Icahn Enterprises LP, 6.25%, 5/15/2026(a)	610,000	629,825

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Automobiles 2.7%
BMW US Capital LLC, 3.45%, 4/12/2023(a)	$750,000	$773,387
Daimler Finance North America LLC, 1.75%, 10/30/2019(a)	1,160,000	1,158,002
Hyundai Capital America, 2.55%, 4/3/2020(a)	845,000	844,567
3.00%, 6/20/2022(a)	1,200,000	1,200,131
Nissan Motor Acceptance Corp., 2.15%, 9/28/2020(a)	1,735,000	1,724,975
Volkswagen Group of America Finance LLC, 4.25%, 11/13/2023(a)	765,000	812,443

		6,513,505

Banks 17.3%
ANZ New Zealand Int’l Ltd., 2.75%, 1/22/2021(a)	1,560,000	1,567,795
Bank of Ireland Group plc, 4.50%, 11/25/2023(a)	360,000	375,432
Barclays plc,
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	415,000	427,028
(ICE LIBOR USD 3 Month + 1.38%), 3.90%, 5/16/2024(c)	850,000	843,719
BB&T Corp., 3.05%, 6/20/2022	1,240,000	1,262,449
2.50%, 8/1/2024	1,150,000	1,148,456
BNP Paribas SA,
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(c)	545,000	583,825
Canadian Imperial Bank of Commerce, 2.70%, 2/2/2021	210,000	211,324
Citibank NA, 2.10%, 6/12/2020	500,000	499,114
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	650,000	658,533
Comerica Bank, 2.50%, 7/23/2024	715,000	714,009
Comerica, Inc., 3.70%, 7/31/2023	375,000	390,819
Commonwealth Bank of Australia, 3.45%, 3/16/2023(a)	680,000	704,331
Credit Agricole SA, 3.75%, 4/24/2023(a)	595,000	617,006
Danske Bank A/S, 3.88%, 9/12/2023(a)	1,225,000	1,260,071
Fifth Third Bank, 3.35%, 7/26/2021	1,370,000	1,396,526
ING Groep NV, 4.10%, 10/2/2023	790,000	835,161
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,500,000	2,555,436
(ICE LIBOR USD 3 Month + 0.70%), 3.21%, 4/1/2023(c)	590,000	600,271
KeyBank NA, 3.30%, 2/1/2022	500,000	511,569
Lloyds Banking Group plc, 4.05%, 8/16/2023	935,000	975,180
Mitsubishi UFJ Financial Group, Inc., 2.67%, 7/25/2022	685,000	687,692
2.80%, 7/18/2024	1,205,000	1,211,790
Mizuho Financial Group, Inc.,
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)	1,150,000	1,153,985
National Australia Bank Ltd., 3.70%, 11/4/2021	1,125,000	1,160,302

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
National Bank of Canada, 2.15%, 6/12/2020	$2,000,000	$1,996,826
NatWest Markets plc, 3.63%, 9/29/2022(a)	1,200,000	1,216,432
PNC Financial Services Group, Inc. (The), 2.60%, 7/23/2026	1,150,000	1,147,633
Royal Bank of Canada, 2.80%, 4/29/2022	1,260,000	1,273,729
Santander Holdings USA, Inc., 3.70%, 3/28/2022	1,800,000	1,838,831
3.50%, 6/7/2024	760,000	770,289
Santander UK plc, 2.50%, 1/5/2021	880,000	879,311
(ICE LIBOR USD 3 Month + 0.62%), 3.14%, 6/1/2021(c)	545,000	545,840
Standard Chartered plc,
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025(a)(c)	600,000	611,397
Sumitomo Mitsui Financial Group, Inc., 2.70%, 7/16/2024	1,210,000	1,208,754
SunTrust Bank,
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021(c)	1,545,000	1,545,651
(ICE LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/2021(c)	1,045,000	1,058,453
Svenska Handelsbanken AB, 3.90%, 11/20/2023	685,000	725,891
Toronto-Dominion Bank (The), 3.25%, 6/11/2021	1,450,000	1,475,532
US Bancorp, 2.40%, 7/30/2024	1,200,000	1,197,977
Westpac Banking Corp., 2.65%, 1/25/2021	1,445,000	1,452,986
2.80%, 1/11/2022	325,000	329,037

		41,626,392

Beverages 2.2%
Bacardi Ltd., 4.45%, 5/15/2025(a)	565,000	597,095
Constellation Brands, Inc., 3.20%, 2/15/2023	1,635,000	1,668,698
Molson Coors Brewing Co., 2.25%, 3/15/2020	2,970,000	2,964,151

		5,229,944

Biotechnology 0.7%
Amgen, Inc., 2.20%, 5/11/2020	1,665,000	1,661,648

Building Products 0.2%
American Woodmark Corp., 4.88%, 3/15/2026(a)	95,000	94,050
Builders FirstSource, Inc., 6.75%, 6/1/2027(a)	380,000	399,950

		494,000

Capital Markets 3.6%
Ameriprise Financial, Inc., 3.00%, 3/22/2022	505,000	512,459
Ares Capital Corp., 4.20%, 6/10/2024	750,000	766,519
Bank of New York Mellon (The),
(ICE LIBOR USD 3 Month + 0.28%), 2.78%, 6/4/2021(c)	2,405,000	2,406,998
Charles Schwab Corp. (The), 3.25%, 5/21/2021	120,000	122,167

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets (continued)
Deutsche Bank AG, 2.70%, 7/13/2020	$890,000	$885,462
Lehman Brothers Holdings, Inc., 5.63%, 1/24/2013(d)	500,000	6,850
State Street Corp., 1.95%, 5/19/2021	1,700,000	1,691,535
UBS AG, 2.20%, 6/8/2020(a)	1,770,000	1,767,383
USAA Capital Corp., 2.63%, 6/1/2021(a)	555,000	558,837

		8,718,210

Chemicals 0.7%
Cabot Corp., 4.00%, 7/1/2029	480,000	487,294
Dow Chemical Co. (The), 3.15%, 5/15/2024(a)	605,000	617,667
Ecolab, Inc., 4.35%, 12/8/2021	445,000	465,570

		1,570,531

Commercial Services & Supplies 0.0%†
IAA, Inc., 5.50%, 6/15/2027(a)	70,000	73,194

Consumer Finance 6.1%
American Express Co., 3.70%, 11/5/2021	1,310,000	1,348,489
3.70%, 8/3/2023	665,000	694,479
2.50%, 7/30/2024	295,000	294,085
American Honda Finance Corp., 2.00%, 2/14/2020	1,670,000	1,667,281
2.20%, 6/27/2022	1,200,000	1,197,413
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022(a)	440,000	446,028
5.25%, 5/15/2024(a)	820,000	880,204
Capital One Financial Corp., 3.90%, 1/29/2024	855,000	900,592
Caterpillar Financial Services Corp.,
Series I, 2.65%, 5/17/2021	665,000	670,303
3.15%, 9/7/2021	490,000	499,932
Ford Motor Credit Co. LLC, 5.58%, 3/18/2024	870,000	930,589
4.54%, 8/1/2026	585,000	589,970
Harley-Davidson Financial Services, Inc., 4.05%, 2/4/2022(a)	230,000	236,664
3.35%, 2/15/2023(a)	395,000	398,506
John Deere Capital Corp., 2.60%, 3/7/2024	160,000	161,104
2.80%, 7/18/2029	325,000	327,047
Navient Corp., 7.25%, 1/25/2022	890,000	967,875
Springleaf Finance Corp., 6.13%, 3/15/2024	800,000	866,750
Synchrony Financial, 2.85%, 7/25/2022	155,000	155,072
4.38%, 3/19/2024	120,000	126,362
Toyota Motor Credit Corp., 3.05%, 1/8/2021	1,235,000	1,250,495

		14,609,240

Diversified Financial Services 0.3%
AXA Equitable Holdings, Inc., 3.90%, 4/20/2023	585,000	609,174

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Telecommunication Services 0.5%
British Telecommunications plc, 4.50%, 12/4/2023	$400,000	$427,053
Virgin Media Secured Finance plc, 5.50%, 5/15/2029(a)	740,000	758,130

		1,185,183

Electric Utilities 2.2%
Alliant Energy Finance LLC, 3.75%, 6/15/2023(a)	820,000	850,131
American Electric Power Co., Inc., 2.15%, 11/13/2020	1,635,000	1,628,963
Edison International, 2.13%, 4/15/2020	880,000	876,304
Eversource Energy,
Series N, 3.80%, 12/1/2023	1,155,000	1,216,076
Vistra Operations Co. LLC, 3.55%, 7/15/2024(a)	615,000	619,253

		5,190,727

Electronic Equipment, Instruments & Components 0.3%
Flex Ltd., 4.88%, 6/15/2029	590,000	612,537
Trimble, Inc., 4.15%, 6/15/2023	80,000	83,288

		695,825

Equity Real Estate Investment Trusts (REITs) 2.4%
Digital Realty Trust LP, 2.75%, 2/1/2023	1,235,000	1,234,440
ERP Operating LP, 3.00%, 7/1/2029	130,000	131,856
GLP Capital LP, 5.25%, 6/1/2025	600,000	644,460
iStar, Inc., 4.63%, 9/15/2020	1,235,000	1,247,350
MGM Growth Properties Operating Partnership LP, 5.75%, 2/1/2027(a)	505,000	544,900
MPT Operating Partnership LP, 4.63%, 8/1/2029	600,000	607,680
Sabra Health Care LP, 4.80%, 6/1/2024	215,000	221,643
Simon Property Group LP, 2.63%, 6/15/2022	1,165,000	1,176,910

		5,809,239

Food Products 0.7%
Bunge Ltd. Finance Corp., 4.35%, 3/15/2024	795,000	832,207
Conagra Brands, Inc.,
(ICE LIBOR USD 3 Month + 0.50%), 2.81%, 10/9/2020(c)	200,000	199,767
Kraft Heinz Foods Co., 4.00%, 6/15/2023	600,000	627,513

		1,659,487

Gas Utilities 0.3%
CenterPoint Energy Resources Corp., 3.55%, 4/1/2023	750,000	773,540

Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co.,
(ICE LIBOR USD 3 Month + 0.88%), 3.19%, 12/29/2020(c)	1,079,000	1,079,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.,
(ICE LIBOR USD 3 Month + 0.75%), 3.17%, 3/19/2021(c)	$1,395,000	$1,395,079

		2,474,349

Health Care Providers & Services 2.9%
Cigna Corp., 3.75%, 7/15/2023(a)	805,000	836,094
CVS Health Corp., 3.70%, 3/9/2023	2,295,000	2,367,872
Express Scripts Holding Co., 4.75%, 11/15/2021	1,665,000	1,746,313
4.50%, 2/25/2026	120,000	129,788
Fresenius Medical Care US Finance III, Inc., 3.75%, 6/15/2029(a)	460,000	456,642
HCA, Inc., 4.13%, 6/15/2029	215,000	220,239
McKesson Corp., 3.65%, 11/30/2020	1,270,000	1,289,195

		7,046,143

Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands Corp., 3.90%, 8/8/2029	175,000	177,116
Marriott International, Inc.,
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 3.12%, 12/1/2020(c)	1,280,000	1,284,109
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,460,000	1,462,032

		2,923,257

Household Durables 0.7%
DR Horton, Inc., 2.55%, 12/1/2020	720,000	719,493
Panasonic Corp., 2.54%, 7/19/2022(a)	590,000	590,037
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028(a)	400,000	414,532

		1,724,062

Industrial Conglomerates 0.1%
Honeywell International, Inc., 1.85%, 11/1/2021	315,000	312,516

Insurance 2.9%
Assurant, Inc., 4.20%, 9/27/2023	305,000	316,680
Enstar Group Ltd., 4.95%, 6/1/2029	315,000	322,820
Marsh & McLennan Cos., Inc., 3.50%, 12/29/2020	645,000	654,540
MassMutual Global Funding II, 2.25%, 7/1/2022(a)	990,000	987,269
Metropolitan Life Global Funding I, 2.05%, 6/12/2020(a)	1,770,000	1,766,301
2.40%, 6/17/2022(a)	560,000	561,169
New York Life Global Funding, 2.88%, 4/10/2024(a)	1,245,000	1,267,424
Reliance Standard Life Global Funding II, 3.85%, 9/19/2023(a)	870,000	902,906
Unum Group, 4.00%, 6/15/2029	95,000	97,484

		6,876,593

Corporate Bonds (continued)
	Principal Amount	Value

Interactive Media & Services 0.5%
Baidu, Inc., 3.88%, 9/29/2023	$1,030,000	$1,066,297

Internet & Direct Marketing Retail 0.7%
eBay, Inc., 2.15%, 6/5/2020	1,670,000	1,665,913

IT Services 1.1%
IBM Credit LLC, 2.20%, 9/8/2022	620,000	616,777
International Business Machines Corp., 2.85%, 5/13/2022	585,000	592,466
3.00%, 5/15/2024	620,000	634,365
Western Union Co. (The), 4.25%, 6/9/2023	825,000	863,333

		2,706,941

Machinery 0.2%
Wabtec Corp.,
(ICE LIBOR USD 3 Month + 1.30%), 3.71%, 9/15/2021(c)	400,000	400,095

Media 1.0%
Comcast Corp., 3.45%, 10/1/2021	1,350,000	1,383,843
DISH DBS Corp., 5.00%, 3/15/2023	275,000	265,375
Interpublic Group of Cos., Inc. (The), 3.50%, 10/1/2020	295,000	298,375
Sirius XM Radio, Inc., 4.63%, 7/15/2024(a)	380,000	391,134

		2,338,727

Metals & Mining 0.8%
ArcelorMittal, 3.60%, 7/16/2024	1,110,000	1,118,461
Commercial Metals Co., 5.75%, 4/15/2026	365,000	375,950
Glencore Funding LLC, 4.13%, 3/12/2024(a)	380,000	394,016

		1,888,427

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc., 3.63%, 2/1/2021	240,000	241,320

Multi-Utilities 0.7%
Dominion Energy, Inc., 3.07%, 8/15/2024(e)	590,000	595,193
DTE Energy Co.,
Series B, 2.60%, 6/15/2022	845,000	846,779
Public Service Enterprise Group, Inc., 2.88%, 6/15/2024	255,000	257,934

		1,699,906

Oil, Gas & Consumable Fuels 3.8%
Antero Midstream Partners LP, 5.75%, 1/15/2028(a)	840,000	784,350
BP Capital Markets plc,
(ICE LIBOR USD 3 Month + 0.25%), 2.77%, 11/24/2020(c)	1,180,000	1,181,281
Enbridge Energy Partners LP, 4.38%, 10/15/2020	2,285,000	2,331,731
EQM Midstream Partners LP, 4.75%, 7/15/2023	1,430,000	1,463,394

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Midwest Connector Capital Co. LLC, 3.63%, 4/1/2022(a)	$770,000	$786,044
MPLX LP, 3.38%, 3/15/2023	780,000	798,491
Phillips 66,
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 2/26/2021(c)	1,215,000	1,215,126
Total Capital International SA, 2.22%, 7/12/2021	595,000	595,160

		9,155,577

Pharmaceuticals 2.4%
AstraZeneca plc, 3.50%, 8/17/2023	695,000	722,754
Bayer US Finance II LLC, 3.38%, 7/15/2024(a)	385,000	388,368
Bristol-Myers Squibb Co., 2.00%, 8/1/2022	100,000	99,055
Pfizer, Inc., 3.20%, 9/15/2023	675,000	700,618
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/2019	2,535,000	2,532,970
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/2021(a)	1,270,000	1,310,270

		5,754,035

Road & Rail 0.7%
Penske Truck Leasing Co. LP, 4.13%, 8/1/2023(a)	845,000	885,322
Ryder System, Inc., 2.88%, 6/1/2022	75,000	75,661
3.75%, 6/9/2023	380,000	395,651
3.88%, 12/1/2023	350,000	367,667

		1,724,301

Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc., 3.13%, 4/15/2021(a)	615,000	618,401
Marvell Technology Group Ltd., 4.20%, 6/22/2023	600,000	626,942
Microchip Technology, Inc., 3.92%, 6/1/2021	230,000	233,964
Micron Technology, Inc., 4.66%, 2/15/2030	570,000	577,096

		2,056,403

Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co., 3.50%, 10/5/2021	325,000	330,775

Thrifts & Mortgage Finance 0.1%
Nationwide Building Society,
(ICE LIBOR USD 3 Month + 1.86%), 3.96%, 7/18/2030(a)(c)	235,000	236,781

Tobacco 0.7%
BAT Capital Corp., 2.76%, 8/15/2022	1,265,000	1,264,840
Imperial Brands Finance plc, 3.50%, 7/26/2026(a)	475,000	472,516

		1,737,356

Corporate Bonds (continued)
	Principal Amount	Value

Trading Companies & Distributors 0.8%
Air Lease Corp., 3.50%, 1/15/2022	$1,380,000	$1,413,610
Aviation Capital Group LLC, 3.88%, 5/1/2023(a)	515,000	530,901

		1,944,511

Wireless Telecommunication Services 0.1%
SK Telecom Co. Ltd., 3.75%, 4/16/2023(a)	315,000	326,209

Total Corporate Bonds (cost $155,250,377)		157,242,530

Foreign Government Securities 0.8%
	Principal Amount	Value

JAPAN 0.7%
Japan Bank for International Cooperation, 2.13%, 11/16/2020	1,636,000	1,634,713

PANAMA 0.1%
Republic of Panama, 3.16%, 1/23/2030	350,000	353,150

Total Foreign Government Securities (cost $1,983,470)		1,987,863

Mortgage-Backed Securities 2.6%
	Principal Amount	Value

FHLMC Gold Pool
Pool# G11712 4.50%, 7/1/2020	16,690	17,113
Pool# G18065 5.00%, 7/1/2020	2,285	2,355
Pool# G11723 5.50%, 7/1/2020	4,767	4,795
Pool# G14780 2.50%, 7/1/2023	1,038,358	1,044,831
Pool# G14899 3.00%, 11/1/2023	224,412	228,983
Pool# G13746 4.50%, 1/1/2025	121,432	125,833
Pool# J11719 4.00%, 2/1/2025	40,695	42,278
Pool# G13888 5.00%, 6/1/2025	34,859	36,033
Pool# J12635 4.00%, 7/1/2025	121,445	126,391
Pool# J12604 4.00%, 7/1/2025	116,580	121,358
Pool# G13908 4.00%, 10/1/2025	28,718	29,890
Pool# J19197 3.00%, 5/1/2027	349,658	357,202
Pool# G18437 3.00%, 6/1/2027	425,296	434,472
Pool# C00748 6.00%, 4/1/2029	11,510	12,863
Pool# C01418 5.50%, 10/1/2032	64,932	71,356

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G01740 5.50%, 12/1/2034	$37,736	$42,280
Pool# G04342 6.00%, 4/1/2038	44,620	50,780
FHLMC Non Gold Pool
Pool# 972136 4.77%, 1/1/2034(b)	76,219	80,159
Pool# 848191 4.73%, 12/1/2034(b)	273,468	288,185
FNMA Pool
Pool# 815323, 4.13%, 1/1/2035 (b)	73,657	76,125
GNMA II Pool
Pool# 5080, 4.00%, 6/20/2026	96,891	100,943
UMBS Pool
Pool# AB4251 2.50%, 1/1/2022	35,649	35,853
Pool# AQ6703 2.50%, 11/1/2022	609,831	613,325
Pool# 981257 5.00%, 5/1/2023	48,750	50,054
Pool# MA1577 2.50%, 9/1/2023	772,825	777,252
Pool# 931892 4.50%, 9/1/2024	406,474	421,071
Pool# AL0802 4.50%, 4/1/2025	95,281	99,234
Pool# AB2518 4.00%, 3/1/2026	78,702	82,080
Pool# AB4998 3.00%, 4/1/2027	610,505	623,335
Pool# MA1174 3.00%, 9/1/2027	90,050	91,950
Pool# 190307 8.00%, 6/1/2030	928	1,114
Pool# 253516 8.00%, 11/1/2030	585	684
Pool# 725773 5.50%, 9/1/2034	81,071	90,765
Pool# 811773 5.50%, 1/1/2035	72,925	81,524

Total Mortgage-Backed Securities (cost $6,247,645)		6,262,466

U.S. Treasury Obligation 3.9%
	Principal Amount	Value

U.S. Treasury Notes, 2.13%, 5/15/2022	9,365,000	9,432,677

Total U.S. Treasury Obligation (cost $9,465,596)		9,432,677

Total Investments (cost $235,160,672) — 98.8%		237,354,322
Other assets in excess of liabilities — 1.2%		2,862,220

NET ASSETS — 100.0%		$240,216,542

†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $61,743,650 which represents 25.70% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.
(d)	Security in default.
(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2019.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
U.S. Treasury 2 Year Note	10	9/2019	USD	2,144,062	3,966

					3,966

Short Contracts
U.S. Treasury 10 Year Note	(125)	9/2019	USD	(15,927,734)	(205,168)

					(205,168)

					(201,202)

At July 31, 2019, the Fund has $355,171 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$43,407,695	$–	$43,407,695
Collateralized Mortgage Obligations	–	13,268,645	–	13,268,645
Commercial Mortgage-Backed Securities	–	5,752,446	–	5,752,446
Corporate Bonds	–	157,242,530	–	157,242,530
Foreign Government Securities	–	1,987,863	–	1,987,863
Futures Contracts	3,966	–	–	3,966
Mortgage-Backed Securities	–	6,262,466	–	6,262,466
U.S. Treasury Obligation	–	9,432,677	–	9,432,677
Total Assets	$3,966	$237,354,322	$–	$237,358,288
Liabilities:
Futures Contracts	$(205,168)	$–	$–	$(205,168)
Total Liabilities	$(205,168)	$–	$–	$(205,168)
Total	$(201,202)	$237,354,322	$–	$237,153,120

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Loomis Short-Term Bond Fund (Continued)

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$ 3,966
Total		$ 3,966
Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$ (205,168)
Total		$ (205,168)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 99.5%
	Shares	Value

Aerospace & Defense 1.2%
Axon Enterprise, Inc. *	29,740	$2,088,343
Curtiss-Wright Corp.	21,393	2,714,985
Teledyne Technologies, Inc. *	18,124	5,279,159

		10,082,487

Air Freight & Logistics 0.4%
XPO Logistics, Inc. *	45,992	3,103,540

Airlines 0.3%
JetBlue Airways Corp. *	150,522	2,894,538

Auto Components 1.1%
Adient plc	44,144	1,048,420
Dana, Inc.	72,871	1,217,675
Delphi Technologies plc	43,993	824,429
Gentex Corp.	127,833	3,505,181
Goodyear Tire & Rubber Co. (The)	116,273	1,596,428
Visteon Corp. *(a)	14,356	945,773

		9,137,906

Automobiles 0.2%
Thor Industries, Inc.	26,163	1,559,315

Banks 7.3%
Associated Banc-Corp.	81,979	1,776,485
BancorpSouth Bank	46,099	1,377,899
Bank of Hawaii Corp.	20,501	1,747,710
Bank OZK	60,462	1,848,928
Cathay General Bancorp	38,196	1,421,655
Chemical Financial Corp.	35,788	1,504,527
Commerce Bancshares, Inc.	49,192	2,992,349
Cullen/Frost Bankers, Inc.	31,557	2,996,022
East West Bancorp, Inc.	72,797	3,494,984
First Financial Bankshares, Inc.	67,873	2,222,841
First Horizon National Corp.	157,732	2,586,805
FNB Corp.	162,427	1,957,245
Fulton Financial Corp.	84,432	1,435,344
Hancock Whitney Corp.	42,874	1,780,128
Home BancShares, Inc.	77,305	1,520,589
International Bancshares Corp.	27,683	1,041,711
PacWest Bancorp	59,436	2,296,013
Pinnacle Financial Partners, Inc.	36,182	2,197,695
Prosperity Bancshares, Inc.	33,195	2,303,401
Signature Bank	27,557	3,512,415
Sterling Bancorp	104,815	2,290,208
Synovus Financial Corp.	78,776	3,006,880
TCF Financial Corp.	82,120	1,755,726
Texas Capital Bancshares, Inc. *	25,145	1,582,375
Trustmark Corp.	32,381	1,150,821
UMB Financial Corp.	22,087	1,507,659
Umpqua Holdings Corp.	110,278	1,925,454
United Bankshares, Inc.	51,076	1,919,947
Valley National Bancorp	165,928	1,851,756
Webster Financial Corp.	46,086	2,350,386
Wintrust Financial Corp.	28,341	2,027,515

		63,383,473

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A *	4,375	1,716,400

Biotechnology 0.7%
Exelixis, Inc. *	150,933	3,210,345
Ligand Pharmaceuticals, Inc. *	9,802	896,981
United Therapeutics Corp. *	21,913	1,736,386

		5,843,712

Building Products 0.9%
Lennox International, Inc.	17,654	4,527,898
Resideo Technologies, Inc. *	61,370	1,157,438
Trex Co., Inc. *	29,260	2,392,005

		8,077,341

Common Stocks (continued)
	Shares	Value

Capital Markets 2.6%
Eaton Vance Corp.	57,053	$2,538,858
Evercore, Inc., Class A	20,539	1,773,953
FactSet Research Systems, Inc.	19,126	5,303,640
Federated Investors, Inc., Class B	48,094	1,671,267
Interactive Brokers Group, Inc., Class A	37,554	1,925,018
Janus Henderson Group plc	81,991	1,645,559
Legg Mason, Inc.	43,468	1,637,005
SEI Investments Co.	64,079	3,818,468
Stifel Financial Corp.	35,393	2,116,855

		22,430,623

Chemicals 2.7%
Ashland Global Holdings, Inc.	31,374	2,493,605
Cabot Corp.	29,243	1,307,747
Chemours Co. (The)	82,009	1,563,912
Ingevity Corp. *	20,929	2,062,344
Minerals Technologies, Inc.	17,623	938,425
NewMarket Corp.	4,365	1,840,328
Olin Corp.	82,457	1,654,912
PolyOne Corp.	38,920	1,275,408
RPM International, Inc.	65,559	4,446,867
Scotts Miracle-Gro Co. (The)	19,699	2,209,834
Sensient Technologies Corp.	21,166	1,442,886
Valvoline, Inc.	94,128	1,900,444

		23,136,712

Commercial Services & Supplies 1.6%
Brink’s Co. (The)	24,943	2,248,861
Clean Harbors, Inc. *	25,430	1,978,708
Deluxe Corp.	22,200	990,564
Healthcare Services Group, Inc. (a)	37,506	896,769
Herman Miller, Inc.	29,416	1,333,721
HNI Corp.	21,677	742,221
MSA Safety, Inc.	17,609	1,855,108
Stericycle, Inc. *	42,803	1,967,226
Tetra Tech, Inc.	27,397	2,169,842

		14,183,020

Communications Equipment 1.2%
Ciena Corp. *	71,584	3,237,028
InterDigital, Inc.	15,867	1,022,311
Lumentum Holdings, Inc. *	38,212	2,163,946
NetScout Systems, Inc. *	35,543	925,540
Plantronics, Inc.	16,791	644,774
ViaSat, Inc. *	28,490	2,324,499

		10,318,098

Construction & Engineering 1.4%
AECOM *	78,698	2,829,193
Dycom Industries, Inc. *(a)	15,906	877,375
EMCOR Group, Inc.	28,056	2,367,646
Fluor Corp.	69,986	2,275,245
Granite Construction, Inc.	23,415	831,233
MasTec, Inc. *	30,904	1,585,993
Valmont Industries, Inc.	10,932	1,504,243

		12,270,928

Construction Materials 0.2%
Eagle Materials, Inc.	22,066	1,826,623

Consumer Finance 0.5%
Green Dot Corp., Class A *	24,207	1,227,053
Navient Corp.	106,527	1,507,357
SLM Corp.	216,205	1,969,627

		4,704,037

Containers & Packaging 1.1%
AptarGroup, Inc.	31,606	3,824,958
Greif, Inc., Class A	13,394	468,254
Owens-Illinois, Inc.	78,084	1,325,086

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Containers & Packaging (continued)
Silgan Holdings, Inc.	39,354	$1,182,981
Sonoco Products Co.	50,040	3,003,901

		9,805,180

Distributors 0.4%
Pool Corp.	19,893	3,767,137

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc. *	28,300	1,340,571
Graham Holdings Co., Class B	2,176	1,616,180
Service Corp. International	91,151	4,205,707
Sotheby’s *	16,712	997,874
Weight Watchers International, Inc. *	19,702	426,548

		8,586,880

Electric Utilities 1.6%
ALLETE, Inc.	25,820	2,245,049
Hawaiian Electric Industries, Inc.	54,486	2,440,973
IDACORP, Inc.	25,201	2,572,014
OGE Energy Corp.	100,120	4,300,154
PNM Resources, Inc.	39,840	1,978,853

		13,537,043

Electrical Equipment 1.3%
Acuity Brands, Inc.	19,960	2,679,031
EnerSys	21,435	1,459,938
Hubbell, Inc.	27,263	3,540,918
nVent Electric plc	79,497	1,970,731
Regal Beloit Corp.	21,416	1,705,142

		11,355,760

Electronic Equipment, Instruments & Components 3.9%
Arrow Electronics, Inc. *	42,374	3,076,776
Avnet, Inc.	53,165	2,414,754
Belden, Inc.	19,734	897,108
Cognex Corp.	85,709	3,772,053
Coherent, Inc. *(a)	12,099	1,679,946
Jabil, Inc.	69,582	2,148,692
Littelfuse, Inc.	12,368	2,089,697
National Instruments Corp.	56,061	2,341,108
SYNNEX Corp.	20,750	2,044,705
Tech Data Corp. *	18,249	1,849,354
Trimble, Inc. *	125,853	5,318,548
Vishay Intertechnology, Inc.	66,190	1,125,230
Zebra Technologies Corp., Class A *	26,997	5,693,397

		34,451,368

Energy Equipment & Services 0.8%
Apergy Corp. *	38,709	1,259,204
Core Laboratories NV	22,184	1,112,971
McDermott International, Inc. *(a)	91,778	589,215
Oceaneering International, Inc. *	50,078	773,705
Patterson-UTI Energy, Inc.	104,305	1,213,067
Transocean Ltd. *	253,910	1,543,773
Valaris plc (a)	99,935	818,468

		7,310,403

Entertainment 1.0%
Cinemark Holdings, Inc.	53,299	2,127,696
Live Nation Entertainment, Inc. *	69,860	5,034,112
World Wrestling Entertainment, Inc., Class A	21,837	1,589,297

		8,751,105

Equity Real Estate Investment Trusts (REITs) 9.9%
Alexander & Baldwin, Inc.	34,410	808,979
American Campus Communities, Inc.	68,652	3,209,481
Brixmor Property Group, Inc.	149,042	2,828,817
Camden Property Trust	48,356	5,015,001
CoreCivic, Inc.	59,553	1,010,614

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CoreSite Realty Corp.	18,455	$1,934,269
Corporate Office Properties Trust	56,044	1,564,748
Cousins Properties, Inc.	72,682	2,556,953
CyrusOne, Inc.	56,605	3,249,127
Douglas Emmett, Inc.	80,912	3,302,828
EastGroup Properties, Inc.	18,382	2,214,663
EPR Properties	37,760	2,810,477
First Industrial Realty Trust, Inc.	63,263	2,416,014
GEO Group, Inc. (The)	60,622	1,079,678
Healthcare Realty Trust, Inc.	64,628	2,066,803
Highwoods Properties, Inc.	51,863	2,350,950
Hospitality Properties Trust	82,247	2,032,323
JBG SMITH Properties	60,595	2,371,082
Kilroy Realty Corp.	50,503	4,012,968
Lamar Advertising Co., Class A	42,798	3,463,214
Liberty Property Trust	74,163	3,878,725
Life Storage, Inc.	23,324	2,273,857
Mack-Cali Realty Corp.	45,184	1,074,476
Medical Properties Trust, Inc.	219,872	3,847,760
National Retail Properties, Inc.	81,366	4,250,560
Omega Healthcare Investors, Inc.	107,537	3,903,593
Pebblebrook Hotel Trust	65,338	1,828,811
PotlatchDeltic Corp.	33,805	1,244,700
PS Business Parks, Inc.	10,011	1,751,925
Rayonier, Inc.	64,839	1,882,925
Sabra Health Care REIT, Inc.	90,610	1,870,190
Senior Housing Properties Trust	120,835	990,847
Spirit Realty Capital, Inc.	43,654	1,926,015
Tanger Factory Outlet Centers, Inc.	47,726	757,889
Taubman Centers, Inc.	30,593	1,239,628
Uniti Group, Inc.	90,964	765,917
Urban Edge Properties	60,223	1,007,531
Weingarten Realty Investors	59,840	1,670,134

		86,464,472

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	18,321	2,966,353
Sprouts Farmers Market, Inc. *	58,997	998,819

		3,965,172

Food Products 1.6%
Flowers Foods, Inc.	92,015	2,180,755
Hain Celestial Group, Inc. (The) *	45,484	990,187
Ingredion, Inc.	33,354	2,577,931
Lancaster Colony Corp.	9,767	1,521,894
Post Holdings, Inc. *	33,365	3,577,395
Sanderson Farms, Inc.	9,751	1,277,576
Tootsie Roll Industries, Inc.	9,704	362,541
TreeHouse Foods, Inc. *	28,079	1,666,208

		14,154,487

Gas Utilities 1.8%
National Fuel Gas Co.	43,167	2,060,793
New Jersey Resources Corp.	44,626	2,225,499
ONE Gas, Inc.	26,352	2,402,775
Southwest Gas Holdings, Inc.	26,707	2,374,519
Spire, Inc.	25,381	2,091,648
UGI Corp.	87,120	4,450,961

		15,606,195

Health Care Equipment & Supplies 4.0%
Avanos Medical, Inc. *	24,104	981,515
Cantel Medical Corp.	18,175	1,677,189
Globus Medical, Inc., Class A *	38,636	1,761,029
Haemonetics Corp. *	25,611	3,126,591
Hill-Rom Holdings, Inc.	33,397	3,561,456
ICU Medical, Inc. *	8,351	2,124,828
Inogen, Inc. *	9,092	559,158

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp. *	35,484	$2,249,331
LivaNova plc *	24,168	1,862,144
Masimo Corp. *	24,552	3,875,533
NuVasive, Inc. *	25,951	1,728,337
STERIS plc	42,290	6,295,289
West Pharmaceutical Services, Inc.	36,754	5,045,222

		34,847,622

Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc. *	44,854	1,432,637
Amedisys, Inc. *	14,585	2,011,126
Chemed Corp.	7,973	3,232,174
Covetrus, Inc. *(a)	48,046	1,137,249
Encompass Health Corp.	49,443	3,156,441
HealthEquity, Inc. *	34,768	2,850,281
MEDNAX, Inc. *	43,283	1,063,463
Molina Healthcare, Inc. *	31,320	4,158,670
Patterson Cos., Inc.	41,985	831,303
Tenet Healthcare Corp. *	42,195	994,536

		20,867,880

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc. *	83,246	857,434
Medidata Solutions, Inc. *	31,141	2,845,353

		3,702,787

Hotels, Restaurants & Leisure 4.1%
Boyd Gaming Corp.	39,965	1,058,673
Brinker International, Inc. (a)	19,061	759,581
Caesars Entertainment Corp. *	292,728	3,465,900
Cheesecake Factory, Inc. (The) (a)	20,803	896,193
Churchill Downs, Inc.	17,694	2,117,087
Cracker Barrel Old Country Store, Inc. (a)	12,026	2,089,037
Domino’s Pizza, Inc.	20,559	5,027,292
Dunkin’ Brands Group, Inc.	41,336	3,313,494
Eldorado Resorts, Inc. *(a)	32,549	1,468,611
International Speedway Corp., Class A	12,085	544,792
Jack in the Box, Inc.	12,911	927,397
Marriott Vacations Worldwide Corp.	19,507	1,994,201
Papa John’s International, Inc. (a)	11,382	505,588
Penn National Gaming, Inc. *	54,043	1,054,919
Scientific Games Corp. *	28,318	579,103
Six Flags Entertainment Corp.	35,821	1,892,423
Texas Roadhouse, Inc.	33,413	1,845,400
Wendy’s Co. (The)	91,156	1,658,128
Wyndham Destinations, Inc.	46,824	2,203,537
Wyndham Hotels & Resorts, Inc.	48,663	2,751,893

		36,153,249

Household Durables 1.6%
Helen of Troy Ltd. *	12,511	1,855,131
KB Home	42,286	1,110,853
NVR, Inc. *	1,688	5,644,908
Tempur Sealy International, Inc. *	22,994	1,844,579
Toll Brothers, Inc.	66,202	2,381,286
TRI Pointe Group, Inc. *	72,272	989,404
Tupperware Brands Corp.	24,994	382,658

		14,208,819

Household Products 0.2%
Energizer Holdings, Inc. (a)	31,803	1,338,270

Industrial Conglomerates 0.5%
Carlisle Cos., Inc.	28,540	4,115,753

Insurance 5.3%
Alleghany Corp. *	7,223	4,953,028

Common Stocks (continued)
	Shares	Value

Insurance (continued)
American Financial Group, Inc.	35,438	$3,628,142
Brighthouse Financial, Inc. *	57,924	2,268,883
Brown & Brown, Inc.	117,085	4,206,864
CNO Financial Group, Inc.	80,025	1,353,223
First American Financial Corp.	56,068	3,241,852
Genworth Financial, Inc., Class A *	254,501	1,015,459
Hanover Insurance Group, Inc. (The)	20,357	2,640,506
Kemper Corp.	31,257	2,751,241
Mercury General Corp.	13,566	769,328
Old Republic International Corp.	142,433	3,248,897
Primerica, Inc.	21,177	2,598,206
Reinsurance Group of America, Inc.	31,291	4,878,893
RenaissanceRe Holdings Ltd.	22,087	4,001,060
WR Berkley Corp.	72,355	5,020,713

		46,576,295

Interactive Media & Services 0.2%
Cars.com, Inc. *(a)	30,658	582,502
Yelp, Inc. *	35,556	1,246,238

		1,828,740

IT Services 3.2%
CACI International, Inc., Class A *	12,440	2,676,466
CoreLogic, Inc. *	40,709	1,855,109
KBR, Inc.	70,755	1,866,517
Leidos Holdings, Inc.	72,129	5,921,791
LiveRamp Holdings, Inc. *	34,709	1,828,817
MAXIMUS, Inc.	31,916	2,346,145
Perspecta, Inc.	69,997	1,633,030
Sabre Corp.	137,400	3,230,274
Science Applications International Corp.	25,456	2,173,179
WEX, Inc. *	21,632	4,717,290

		28,248,618

Leisure Products 0.9%
Brunswick Corp.	43,553	2,141,066
Mattel, Inc. *(a)	172,769	2,522,427
Polaris Industries, Inc.	28,713	2,718,260

		7,381,753

Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A *	10,020	3,155,298
Bio-Techne Corp.	18,943	3,980,871
Charles River Laboratories International, Inc. *	24,512	3,297,845
PRA Health Sciences, Inc. *	29,558	2,953,140
Syneos Health, Inc. *	30,953	1,581,389

		14,968,543

Machinery 5.0%
AGCO Corp.	32,260	2,484,020
Colfax Corp. *	47,626	1,318,288
Crane Co.	25,461	2,131,086
Donaldson Co., Inc.	63,784	3,186,011
Graco, Inc.	83,286	4,004,391
IDEX Corp.	37,866	6,369,818
ITT, Inc.	43,914	2,741,112
Kennametal, Inc.	41,208	1,424,973
Lincoln Electric Holdings, Inc.	31,410	2,654,773
Nordson Corp.	25,861	3,663,469
Oshkosh Corp.	34,969	2,922,359
Terex Corp.	31,489	958,840
Timken Co. (The)	34,265	1,566,253
Toro Co. (The)	53,235	3,876,573
Trinity Industries, Inc.	64,940	1,272,824
Woodward, Inc.	27,962	3,132,862

		43,707,652

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Marine 0.2%
Kirby Corp. *	26,964	$2,112,899

Media 1.2%
AMC Networks, Inc., Class A *	22,736	1,213,648
Cable One, Inc.	2,480	3,017,664
John Wiley & Sons, Inc., Class A	22,536	1,025,613
Meredith Corp. (a)	20,042	1,099,504
New York Times Co. (The), Class A	71,058	2,535,350
TEGNA, Inc.	108,210	1,643,710

		10,535,489

Metals & Mining 2.0%
Allegheny Technologies, Inc. *	63,038	1,372,337
Carpenter Technology Corp.	23,701	1,066,782
Commercial Metals Co.	59,784	1,046,818
Compass Minerals International, Inc.	17,205	960,899
Reliance Steel & Aluminum Co.	33,628	3,361,119
Royal Gold, Inc.	32,771	3,750,641
Steel Dynamics, Inc.	111,159	3,502,620
United States Steel Corp. (a)	86,224	1,295,947
Worthington Industries, Inc.	19,492	783,968

		17,141,131

Multiline Retail 0.3%
Dillard’s, Inc., Class A (a)	8,912	648,616
Ollie’s Bargain Outlet Holdings, Inc. *	26,206	2,219,386

		2,868,002

Multi-Utilities 0.8%
Black Hills Corp.	27,174	2,150,822
MDU Resources Group, Inc.	99,074	2,649,239
NorthWestern Corp.	25,228	1,763,942

		6,564,003

Oil, Gas & Consumable Fuels 1.9%
Callon Petroleum Co. *	115,664	569,067
Chesapeake Energy Corp. *(a)	530,126	959,528
CNX Resources Corp. *	97,766	803,637
EQT Corp.	127,795	1,930,982
Equitrans Midstream Corp.	102,039	1,692,827
Matador Resources Co. *	52,621	927,708
Murphy Oil Corp.	81,631	1,962,409
Oasis Petroleum, Inc. *	137,522	669,732
PBF Energy, Inc., Class A	59,944	1,674,236
QEP Resources, Inc. *	120,335	595,658
Range Resources Corp. (a)	106,108	603,755
Southwestern Energy Co. *(a)	275,143	605,315
World Fuel Services Corp.	33,636	1,313,149
WPX Energy, Inc. *	198,530	2,072,653

		16,380,656

Paper & Forest Products 0.3%
Domtar Corp.	31,561	1,339,764
Louisiana-Pacific Corp.	61,743	1,613,962

		2,953,726

Personal Products 0.2%
Edgewell Personal Care Co. *	27,465	835,760
Nu Skin Enterprises, Inc., Class A	27,753	1,109,565

		1,945,325

Pharmaceuticals 0.6%
Catalent, Inc. *	72,881	4,117,048
Mallinckrodt plc *(a)	42,342	288,349
Prestige Consumer Healthcare, Inc. *(a)	26,295	909,807

		5,315,204

Professional Services 0.7%
ASGN, Inc. *	26,409	1,665,087
Insperity, Inc.	18,777	1,996,934

Common Stocks (continued)
	Shares	Value

Professional Services (continued)
ManpowerGroup, Inc.	29,920	$2,733,192

		6,395,213

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	25,886	3,771,331

Road & Rail 1.9%
Avis Budget Group, Inc. *	32,350	1,177,217
Genesee & Wyoming, Inc., Class A *	28,268	3,104,109
Knight-Swift Transportation Holdings, Inc. (a)	62,343	2,234,373
Landstar System, Inc.	20,088	2,235,192
Old Dominion Freight Line, Inc.	32,389	5,408,315
Ryder System, Inc.	26,659	1,419,858
Werner Enterprises, Inc.	21,672	718,427

		16,297,491

Semiconductors & Semiconductor Equipment 3.8%
Cirrus Logic, Inc. *	29,068	1,425,786
Cree, Inc. *	52,467	3,262,398
Cypress Semiconductor Corp.	183,026	4,204,107
First Solar, Inc. *	37,939	2,446,686
MKS Instruments, Inc.	27,187	2,314,429
Monolithic Power Systems, Inc.	19,813	2,935,494
Semtech Corp. *	33,400	1,765,858
Silicon Laboratories, Inc. *	21,678	2,432,489
Synaptics, Inc. *	17,594	566,175
Teradyne, Inc.	85,725	4,777,454
Universal Display Corp.	21,251	4,485,661
Versum Materials, Inc.	54,638	2,840,083

		33,456,620

Software 3.4%
ACI Worldwide, Inc. *	55,299	1,855,835
Blackbaud, Inc.	24,684	2,246,244
CDK Global, Inc.	60,837	3,155,615
CommVault Systems, Inc. *	19,191	872,039
Fair Isaac Corp. *	14,500	5,037,590
j2 Global, Inc.	23,253	2,071,610
LogMeIn, Inc.	24,920	1,893,172
Manhattan Associates, Inc. *	32,308	2,745,857
PTC, Inc. *	51,786	3,510,055
Teradata Corp. *	58,569	2,144,797
Tyler Technologies, Inc. *	19,177	4,474,953

		30,007,767

Specialty Retail 1.9%
Aaron’s, Inc.	33,849	2,134,180
American Eagle Outfitters, Inc.	81,833	1,447,626
AutoNation, Inc. *	28,556	1,390,106
Bed Bath & Beyond, Inc. (a)	66,066	641,501
Dick’s Sporting Goods, Inc.	33,778	1,255,528
Five Below, Inc. *	27,990	3,287,705
Michaels Cos., Inc. (The) *	45,683	313,842
Murphy USA, Inc. *	14,964	1,322,219
Sally Beauty Holdings, Inc. *	60,310	828,659
Signet Jewelers Ltd.	26,383	478,588
Urban Outfitters, Inc. *(a)	34,299	816,659
Williams-Sonoma, Inc. (a)	39,417	2,628,326

		16,544,939

Technology Hardware, Storage & Peripherals 0.2%
NCR Corp. *	60,457	2,044,051

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	22,612	2,103,368
Deckers Outdoor Corp. *	14,576	2,277,938
Skechers U.S.A., Inc., Class A *	67,214	2,550,099

		6,931,405

Thrifts & Mortgage Finance 0.6%
LendingTree, Inc. *(a)	3,736	1,205,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.	233,750	$2,695,138
Washington Federal, Inc.	40,234	1,471,760

		5,371,907

Trading Companies & Distributors 0.7%
GATX Corp.	18,106	1,391,627
MSC Industrial Direct Co., Inc., Class A	22,496	1,598,341
NOW, Inc. *	55,103	675,012
Watsco, Inc.	16,120	2,621,434

		6,286,414

Water Utilities 0.5%
Aqua America, Inc.	107,905	4,526,615

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	46,997	1,519,883

Total Common Stocks (cost $732,974,719)		869,340,007

Short-Term Investment 0.6%
	Shares	Value

Money Market Fund 0.6%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23%(b)(c)	4,991,414	4,991,414

Total Short-Term Investment (cost $4,991,414)		4,991,414

Repurchase Agreement 1.8%

	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $15,722,317, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $16,041,173. (c)	$15,721,212	15,721,212

Total Repurchase Agreement (cost $15,721,212)		15,721,212

Total Investments (cost $753,687,345) — 101.9%		890,052,633

Liabilities in excess of other assets — (1.9)%		(16,462,892)

NET ASSETS — 100.0%		$873,589,741

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $26,340,131, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $4,991,414 and $15,721,212, respectively, and by $6,736,614 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $27,449,240.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $20,712,626.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Futures contracts outstanding as of July 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	33	9/2019	USD	6,494,730	78,886

					78,886

At July 31, 2019, the Fund has $365,800 segregated as collateral with the broker for open futures contracts.

Currency:
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$869,340,007	$–	$–	$869,340,007
Futures Contracts	78,886	–	–	78,886
Repurchase Agreement	–	15,721,212	–	15,721,212
Short-Term Investment	4,991,414	–	–	4,991,414
Total	$874,410,307	$15,721,212	$–	$890,131,519

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$ 78,886
Total		$ 78,886

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio

Asset-Backed Securities 4.4%
	Principal Amount	Value

Automobiles 0.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A, 3.45%, 3/20/2023(a)	$1,560,000	$1,593,391
Series 2017-2A, Class A, 2.97%, 3/20/2024(a)	2,000,000	2,029,354
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.06%, 11/15/2030	1,150,000	1,239,347
Hertz Vehicle Financing II LP, Series 2016-4A, Class A, 2.65%, 7/25/2022(a)	1,200,000	1,198,711

		6,060,803

Home Equity 0.7%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 2.74%, 10/25/2035(b)	2,330,000	2,218,982
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W5, Class M1, 3.32%, 10/25/2033(b)	1,302,747	1,308,859
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1, 3.17%, 8/25/2034(b)	5,616,657	5,630,534
CWABS, Inc. Trust, Series 2004-6, Class 1A1, 2.81%, 12/25/2034(b)	1,298,197	1,297,687
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1, 3.14%, 11/25/2034(b)	1,258,036	1,268,573
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/2057(a)(b)	3,565,030	3,691,536
RAAC Series Trust, Series 2005-SP3, Class M2, 3.07%, 12/25/2035(b)	1,370,000	1,375,756

		16,791,927

Other 2.4%
AMMC CLO 21 Ltd., Series 2017-21A, Class A, 3.83%, 11/2/2030(a)(b)	392,000	391,114
Apidos CLO XII, Series 2013-12A, Class AR, 3.38%, 4/15/2031(a)(b)	1,100,000	1,093,204
Avery Point V CLO Ltd., Series 2014-5A, Class AR, 3.28%, 7/17/2026(a)(b)	974,930	975,565
Babson CLO Ltd., Series 2015-IA, Class AR, 3.27%, 1/20/2031(a)(b)	1,500,000	1,484,886
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, 3.53%, 1/20/2029(a)(b)	1,385,000	1,384,296
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2, 3.57%, 11/20/2028(a)(b)	910,000	908,250
Series 2015-3A, Class A1R, 3.28%, 4/20/2031(a)(b)	1,215,000	1,200,509
Burnham Park CLO Ltd., Series 2016-1A, Class A, 3.71%, 10/20/2029(a)(b)	2,250,000	2,256,363
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1, 3.57%, 5/15/2031(a)(b)	2,710,000	2,689,138
Carlyle US CLO Ltd.
Series 2017-1A, Class A1B, 3.51%, 4/20/2031(a)(b)	2,250,000	2,252,059
Series 2017-1A, Class A1A, 3.58%, 4/20/2031(a)(b)	450,000	450,837
Catskill Park CLO Ltd., Series 2017-1A, Class A2, 3.98%, 4/20/2029(a)(b)	1,300,000	1,297,284

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
CBAM Ltd., Series 2017-1A, Class A1, 3.53%, 7/20/2030(a)(b)	$300,000	$300,694
Cumberland Park CLO Ltd., Series 2015-2A, Class BR, 3.68%, 7/20/2028(a)(b)	510,000	506,505
Cutwater Ltd., Series 2014-1A, Class A1AR, 3.55%, 7/15/2026(a)(b)	1,598,062	1,598,859
Dryden 71 CLO Ltd., Series 2018-71A, Class A, 3.45%, 1/15/2029(a)(b)	2,500,000	2,507,850
Flatiron CLO 17 Ltd., Series 2017-1A, Class A, 3.77%, 5/15/2030(a)(b)	3,340,000	3,344,987
Halcyon Loan Advisors Funding Ltd., Series 2017-2A, Class A2, 4.00%, 1/17/2030(a)(b)	750,000	741,230
JFIN CLO 2014 Ltd., Series 2014-1A, Class AR, 3.23%, 4/21/2025(a)(b)	1,250,649	1,249,739
LCM XXIV Ltd., Series 24A, Class A, 3.59%, 3/20/2030(a)(b)	1,250,000	1,252,490
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/2059(a)(c)	3,603,575	3,646,929
Midocean Credit CLO VII, Series 2017-7A, Class B, 4.20%, 7/15/2029(a)(b)	1,000,000	998,982
Myers Park CLO Ltd., Series 2018-1A, Class B1, 3.88%, 10/20/2030(a)(b)	510,000	504,355
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.53%, 4/19/2030(a)(b)	2,400,000	2,401,615
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1, 3.55%, 7/25/2030(a)(b)	835,000	834,295
Parallel Ltd., Series 2018-2A, Class A2, 4.13%, 10/20/2031(a)(b)	250,000	248,961
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class BR, 3.85%, 7/15/2030(a)(b)	750,000	740,987
Sofi Consumer Loan Program LLC, Series 2017-2, Class A, 3.28%, 2/25/2026(a)	3,367,504	3,385,997
Sudbury Mill CLO Ltd., Series 2013-1A, Class A1R, 3.45%, 1/17/2026(a)(b)	1,152,509	1,154,006
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.87%, 7/20/2048(a)	2,440,093	2,563,872
Symphony CLO XVIII Ltd., Series 2016-18A, Class B, 4.06%, 1/23/2028(a)(b)	750,000	748,484
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, 4.46%, 12/21/2029(a)	1,500,000	1,498,544
TCW CLO AMR Ltd., Series 2019-1A, Class A, 4.12%, 2/15/2029(a)(b)	1,060,000	1,059,312
THL Credit Wind River CLO Ltd.
Series 2017-1A, Class A, 3.64%, 4/18/2029(a)(b)	2,000,000	2,004,258
Series 2017-3A, Class A, 3.55%, 10/15/2030(a)(b)	466,489	466,297
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 3.27%, 5/25/2058(a)(b)	5,995,476	6,036,527
Tryon Park CLO Ltd.
Series 2013-1A, Class A1SR, 3.19%, 4/15/2029(a)(b)	1,425,000	1,416,819
Series 2013-1A, Class A2R, 3.80%, 4/15/2029(a)(b)	1,500,000	1,483,305
Venture 31 CLO Ltd., Series 2018-31A, Class A1, 3.31%, 4/20/2031(a)(b)	1,800,000	1,780,189

		60,859,593

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Value

Student Loan 1.1%
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4, 2.50%, 3/26/2029(b)	$4,489,063	$4,485,471
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 4.17%, 10/27/2031(a)(b)	1,573,613	1,598,997
Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.65%, 1/25/2041(a)	1,357,216	1,355,403
Navient Student Loan Trust
Series 2015-1, Class A2, 2.87%, 4/25/2040(b)	928,903	919,180
Series 2017-3A, Class A2, 2.87%, 7/26/2066(a)(b)	4,000,000	4,009,856
Nelnet Student Loan Trust
Series 2006-2, Class A6, 2.66%, 4/25/2031(a)(b)	4,800,000	4,795,651
Series 2012-2A, Class A, 3.07%, 12/26/2033(a)(b)	2,882,333	2,860,230
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 5.58%, 5/16/2044(a)(b)	2,803,781	2,817,709
SLM Student Loan Trust, Series 2005-7, Class A4, 2.43%, 10/25/2029(b)	609,662	604,389
SMB Private Education Loan Trust
Series 2015-C, Class A3, 4.28%, 8/16/2032(a)(b)	3,220,000	3,300,367
Series 2017-A, Class B, 3.50%, 6/17/2041(a)	1,000,000	1,004,853

		27,752,106

Total Asset-Backed Securities (cost $110,633,169)		111,464,429

Collateralized Mortgage Obligations 1.9%
	Principal Amount	Value

Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M1, 3.12%, 8/25/2031(a)(b)	1,310,074	1,311,770
Series 2019-R03, Class 1M1, 3.02%, 9/25/2031(a)(b)	2,976,311	2,977,918
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1B, 2.44%, 4/19/2047(b)	1,412,263	1,260,758
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 5.72%, 10/25/2029(b)	1,990,000	2,127,830
Series 2017-DNA3, Class M2, 4.77%, 3/25/2030(b)	1,200,000	1,227,635
FNMA
Series 2014-C02, Class 1M2, 4.87%, 5/25/2024(b)	2,186,384	2,279,339
Series 2014-C02, Class 2M2, 4.87%, 5/25/2024(b)	1,512,173	1,571,631
Series 2014-C03, Class 1M2, 5.27%, 7/25/2024(b)	1,315,165	1,390,868
Series 2016-C02, Class 1M2, 8.27%, 9/25/2028(b)	1,609,904	1,774,513
Series 2016-C04, Class 1M2, 6.52%, 1/25/2029(b)	1,680,000	1,791,802
Series 2017-C03, Class 1M1, 3.22%, 10/25/2029(b)	2,595,674	2,603,109
Series 2019-R05, Class 1M1, 0.00%, 7/25/2039(a)(b)	2,250,000	2,250,237
Series , Class , 3.00%, 7/1/2049	1,500,000	1,512,070
GSMSC Resecuritization Trust, Series 2015-7R, Class A, 2.55%, 9/26/2037(a)(b)	3,102,360	3,053,428

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

FNMA (continued)
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A, 2.53%, 4/25/2035(b)	$2,810,913	$2,782,335
New Residential Mortgage Loan Trust
Series 2017-3A, Class A1, 4.00%, 4/25/2057(a)(b)	5,717,122	5,906,620
Series 2019-2A, Class A1, 4.25%, 12/25/2057(a)(b)	5,989,168	6,207,111
Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M1, 4.00%, 1/25/2056(a)(b)	3,230,000	3,253,208
WaMu Mortgage Pass-Through Trust, Series 2004-AR9, Class A7, 4.39%, 8/25/2034(b)	3,484,438	3,530,349

Total Collateralized Mortgage Obligations (cost $48,625,815)		48,812,531

Commercial Mortgage-Backed Securities 2.0%
	Principal Amount	Value

BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 3.17%, 9/15/2034(a)(b)	2,500,000	2,498,418
BANK
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	1,200,000	1,269,719
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	1,406,400	1,493,824
Series 2017-BNK5, Class A5, 3.39%, 6/15/2060	2,000,000	2,106,114
BBCMS Mortgage Trust, Series 2017-DELC, Class A, 3.17%, 8/15/2036(a)(b)	2,610,000	2,608,333
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, 3.33%, 4/15/2034(a)(b)	4,420,000	4,426,908
BX Trust, Series 2018-MCSF, Class A, 2.90%, 4/15/2035(a)(b)	2,660,000	2,653,865
CHT Mortgage Trust, Series 2017-CSMO, Class A, 3.26%, 11/15/2036(a)(b)	1,670,000	1,670,512
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A, 3.25%, 12/15/2036(a)(b)	2,350,000	2,347,056
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 3.58%, 1/15/2034(a)(b)	3,700,000	3,709,192
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 3.31%, 5/15/2036(a)(b)	4,260,000	4,273,521
Great Wolf Trust, Series 2017-WOLF, Class A, 3.17%, 9/15/2034(a)(b)	3,650,000	3,651,076
GS Mortgage Securities Corp. Trust, Series 2019-SOHO, Class A, 3.22%, 6/15/2036(a)(b)	4,200,000	4,203,903
GS Mortgage Securities Trust
Series 2015-GS1, Class A3, 3.73%, 11/10/2048	2,000,000	2,135,431
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	1,250,000	1,313,800
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.49%, 7/15/2050	2,000,000	2,111,552
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A, 3.72%, 5/15/2036(a)(b)	1,780,000	1,779,996
Series 2018-H4, Class XA, IO, 0.87%, 12/15/2051(b)	21,444,696	1,409,082
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 3.27%, 6/15/2033(a)(b)	2,400,000	2,400,752

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5, 4.21%, 5/15/2051	$2,000,000	$2,219,041

Total Commercial Mortgage-Backed Securities (cost $49,156,827)		50,282,095

Common Stocks 63.5%
	Shares	Value

Aerospace & Defense 1.5%
AAR Corp. (d)	1,809	75,725
Aerojet Rocketdyne Holdings, Inc. *(d)	3,910	167,035
AeroVironment, Inc. *(d)	1,144	62,748
Arconic, Inc. (d)	21,445	536,983
Astronics Corp. *(d)	1,300	47,892
Axon Enterprise, Inc. *(d)	3,125	219,438
Boeing Co. (The) (d)	28,529	9,733,524
BWX Technologies, Inc. (d)	5,106	275,265
Cubic Corp. (d)	1,679	111,150
Curtiss-Wright Corp. (d)	2,288	290,370
Ducommun, Inc. *(d)	582	24,531
General Dynamics Corp. (d)	13,740	2,554,816
HEICO Corp. (d)	6,200	719,117
Hexcel Corp. (d)	4,570	373,643
Huntington Ingalls Industries, Inc. (d)	2,193	500,662
Kratos Defense & Security Solutions, Inc. *(d)	4,829	119,035
L3Harris Technologies, Inc. (d)	11,907	2,471,893
Lockheed Martin Corp. (d)	13,299	4,816,499
Maxar Technologies, Inc. (d)(e)	3,225	23,736
Mercury Systems, Inc. *(d)	2,859	233,066
Moog, Inc., Class A (d)	1,722	140,274
National Presto Industries, Inc. (d)	270	24,832
Northrop Grumman Corp. (d)	8,525	2,945,984
Park Aerospace Corp. (d)	1,058	19,245
Parsons Corp. *(d)	1,004	36,857
Raytheon Co. (d)	15,072	2,747,475
Spirit AeroSystems Holdings, Inc., Class A (d)	5,542	425,847
Teledyne Technologies, Inc. *(d)	1,919	558,966
Textron, Inc. (d)	12,541	618,271
TransDigm Group, Inc. *(d)	2,623	1,273,309
Triumph Group, Inc. (d)	2,667	64,622
United Technologies Corp. (d)	43,629	5,828,834
Vectrus, Inc. *(d)	605	24,466
Wesco Aircraft Holdings, Inc. *(d)	2,759	29,052

		38,095,162

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. *(d)	3,207	74,755
Atlas Air Worldwide Holdings, Inc. *(d)	1,211	55,282
CH Robinson Worldwide, Inc. (d)	7,208	603,526
Echo Global Logistics, Inc. *(d)	1,572	33,106
Expeditors International of Washington, Inc. (d)	9,224	704,252
FedEx Corp. (d)	12,981	2,213,650
Forward Air Corp. (d)	1,562	98,406
Hub Group, Inc., Class A *(d)	1,792	81,267
Radiant Logistics, Inc. *(d)	1,796	9,860
United Parcel Service, Inc., Class B (d)	37,521	4,482,634
XPO Logistics, Inc. *(d)	4,924	332,272

		8,689,010

Airlines 0.3%
Alaska Air Group, Inc. (d)	6,485	410,890
Allegiant Travel Co. (d)	699	104,745
American Airlines Group, Inc. (d)	21,485	655,507
Copa Holdings SA, Class A (d)	1,695	171,365
Delta Air Lines, Inc. (d)	31,182	1,903,349
Hawaiian Holdings, Inc. (d)	2,577	66,976
JetBlue Airways Corp. *(d)	16,179	311,122
Mesa Air Group, Inc. *(d)	939	9,615
SkyWest, Inc. (d)	2,697	163,735

Common Stocks (continued)
	Shares	Value

Airlines (continued)
Southwest Airlines Co. (d)	26,272	$1,353,796
Spirit Airlines, Inc. *(d)	3,685	156,355
United Airlines Holdings, Inc. *(d)	12,967	1,191,797

		6,499,252

Auto Components 0.2%
Adient plc (d)	4,695	111,506
American Axle & Manufacturing Holdings, Inc. *(d)	5,986	72,251
Aptiv plc (d)	13,830	1,212,199
BorgWarner, Inc. (d)	11,134	420,865
Cooper Tire & Rubber Co. (d)	2,687	72,334
Cooper-Standard Holdings, Inc. *(d)	888	43,938
Dana, Inc. (d)	7,735	129,252
Dorman Products, Inc. *(d)	1,440	103,507
Fox Factory Holding Corp. *(d)	2,014	161,281
Gentex Corp. (d)	13,773	377,656
Gentherm, Inc. *(d)	1,826	74,702
Goodyear Tire & Rubber Co. (The) (d)	12,522	171,927
LCI Industries (d)	1,306	119,669
Lear Corp. (d)	3,344	423,952
Modine Manufacturing Co. *(d)	2,700	37,044
Motorcar Parts of America, Inc. *(d)	1,052	18,810
Standard Motor Products, Inc. (d)	1,090	50,151
Stoneridge, Inc. *(d)	1,526	49,702
Tenneco, Inc., Class A (d)	2,612	23,612
Tower International, Inc. (d)	1,092	33,634
Visteon Corp. *(d)	1,517	99,940

		3,807,932

Automobiles 0.3%
Ford Motor Co. (d)	210,386	2,004,978
General Motors Co. (d)	66,843	2,696,447
Harley-Davidson, Inc. (d)	8,473	303,164
Tesla, Inc. *(d)(e)	7,569	1,828,746
Thor Industries, Inc. (d)	2,850	169,860
Winnebago Industries, Inc. (d)	1,620	65,286

		7,068,481

Banks 3.6%
1st Constitution Bancorp (d)	334	6,082
1st Source Corp. (d)	768	36,058
ACNB Corp. (d)	409	15,256
Allegiance Bancshares, Inc. *(d)	877	29,432
Amalgamated Bank, Class A (d)	618	10,605
Amerant Bancorp, Inc. *(d)(e)	1,077	19,795
American National Bankshares, Inc. (d)	482	17,829
Ameris Bancorp (d)	3,513	139,712
Ames National Corp. (d)	401	10,951
Arrow Financial Corp. (d)	679	22,584
Associated Banc-Corp. (d)	8,716	188,876
Atlantic Capital Bancshares, Inc. *(d)	1,286	23,650
Atlantic Union Bankshares Corp. (d)	4,412	167,788
Banc of California, Inc. (d)	2,537	39,653
BancFirst Corp. (d)	840	49,006
Bancorp, Inc. (The) *(d)	2,733	26,455
BancorpSouth Bank (d)	5,158	154,173
Bank First Corp. (d)(e)	312	18,065
Bank of America Corp. (d)	462,477	14,188,794
Bank of Commerce Holdings (d)	782	8,422
Bank of Hawaii Corp. (d)	2,168	184,822
Bank of Marin Bancorp (d)	725	31,697
Bank of NT Butterfield & Son Ltd. (The) (d)	2,911	91,493
Bank of Princeton (The) (d)	250	6,892
Bank OZK (d)	6,545	200,146
Bank7 Corp. *(d)	169	3,196
BankFinancial Corp. (d)	637	8,542
BankUnited, Inc. (d)	4,906	168,815
Bankwell Financial Group, Inc. (d)	304	8,542
Banner Corp. (d)	1,728	102,401
Bar Harbor Bankshares (d)	830	21,074
Baycom Corp. *(d)	468	10,717
BB&T Corp. (d)	41,202	2,123,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
BCB Bancorp, Inc. (d)	630	$8,083
Berkshire Hills Bancorp, Inc. (d)	2,521	82,689
BOK Financial Corp. (d)	1,750	146,440
Boston Private Financial Holdings, Inc. (d)	3,745	43,217
Bridge Bancorp, Inc. (d)	734	21,440
Brookline Bancorp, Inc. (d)	4,332	64,244
Bryn Mawr Bank Corp. (d)	901	33,409
Business First Bancshares, Inc. (d)	710	17,707
Byline Bancorp, Inc. *(d)	1,300	24,843
C&F Financial Corp. (d)	148	8,036
Cadence Bancorp (d)	6,735	115,438
Cambridge Bancorp (d)	243	19,003
Camden National Corp. (d)	692	30,939
Capital Bancorp, Inc. *(d)	358	4,561
Capital City Bank Group, Inc. (d)	761	19,649
Capstar Financial Holdings, Inc. (d)	658	10,660
Carolina Financial Corp. (d)	1,167	40,985
Carter Bank & Trust *(d)	1,228	24,499
Cathay General Bancorp (d)	3,857	143,558
CBTX, Inc. (d)	1,000	30,140
CenterState Bank Corp. (d)	6,296	153,119
Central Pacific Financial Corp. (d)	1,260	37,132
Central Valley Community Bancorp (d)	526	10,904
Century Bancorp, Inc., Class A (d)	171	14,321
Chemical Financial Corp. (d)	3,954	166,226
Chemung Financial Corp. (d)	159	6,939
CIT Group, Inc. (d)	5,191	262,405
Citigroup, Inc. (d)	124,593	8,866,038
Citizens & Northern Corp. (d)	690	17,678
Citizens Financial Group, Inc. (d)	24,708	920,620
City Holding Co. (d)	868	67,227
Civista Bancshares, Inc. (d)	858	19,022
CNB Financial Corp. (d)	655	18,484
Coastal Financial Corp. *(d)	350	5,561
Codorus Valley Bancorp, Inc. (d)	412	9,641
Colony Bankcorp, Inc. (d)	335	5,611
Columbia Banking System, Inc. (d)	3,741	141,073
Comerica, Inc. (d)	8,238	603,022
Commerce Bancshares, Inc. (d)	5,349	325,380
Community Bank System, Inc. (d)	2,560	168,934
Community Bankers Trust Corp. (d)	976	7,769
Community Financial Corp. (The) (d)	220	7,157
Community Trust Bancorp, Inc. (d)	888	37,554
ConnectOne Bancorp, Inc. (d)	1,855	42,405
Cullen/Frost Bankers, Inc. (d)	3,039	288,523
Customers Bancorp, Inc. *(d)	1,518	31,301
CVB Financial Corp. (d)	7,233	159,198
DNB Financial Corp. (d)	156	7,143
Eagle Bancorp, Inc. (d)	1,810	72,961
East West Bancorp, Inc. (d)	7,819	375,390
Enterprise Bancorp, Inc. (d)	538	16,436
Enterprise Financial Services Corp. (d)	1,313	54,726
Equity Bancshares, Inc., Class A *(d)	821	21,748
Esquire Financial Holdings, Inc. *(d)	285	7,310
Evans Bancorp, Inc. (d)	213	7,894
Farmers & Merchants Bancorp, Inc. (d)	601	17,213
Farmers National Banc Corp. (d)	1,428	20,863
FB Financial Corp. (d)	935	35,539
Fidelity D&D Bancorp, Inc. (d)	125	8,246
Fifth Third Bancorp (d)	39,520	1,173,349
Financial Institutions, Inc. (d)	701	21,584
First Bancorp (d)	1,553	57,368
First Bancorp, Inc. (d)	607	15,909
First Bancorp/PR (d)	11,470	123,417
First Bancshares, Inc. (The) (d)	973	32,313
First Bank (d)	748	8,512
First Busey Corp. (d)	2,853	77,117
First Business Financial Services, Inc. (d)	378	9,008
First Capital, Inc. (d)	144	8,172
First Choice Bancorp (d)	460	10,212
First Citizens BancShares, Inc., Class A (d)	400	186,808
First Commonwealth Financial Corp. (d)	4,408	60,698
First Community Bankshares, Inc. (d)	849	28,076
First Financial Bancorp (d)	5,032	128,266

Common Stocks (continued)
	Shares	Value

Banks (continued)
First Financial Bankshares, Inc. (d)	6,967	$228,169
First Financial Corp. (d)	748	32,471
First Financial Northwest, Inc. (d)	362	5,350
First Foundation, Inc. (d)	2,124	31,945
First Guaranty Bancshares, Inc. (d)	210	4,589
First Hawaiian, Inc. (d)	7,331	196,178
First Horizon National Corp. (d)	16,860	276,504
First Internet Bancorp (d)	441	9,296
First Interstate BancSystem, Inc., Class A (d)	2,056	82,302
First Merchants Corp. (d)	2,700	106,407
First Mid Bancshares, Inc. (d)	793	27,025
First Midwest Bancorp, Inc. (d)	5,446	117,797
First Northwest Bancorp (d)	405	6,508
First of Long Island Corp. (The) (d)	1,314	29,066
First Republic Bank (d)	8,948	889,073
Flushing Financial Corp. (d)	1,529	31,130
FNB Corp. (d)	16,630	200,391
FNCB Bancorp, Inc. (d)	783	6,225
Franklin Financial Network, Inc. (d)	726	21,417
Franklin Financial Services Corp. (d)	189	6,899
Fulton Financial Corp. (d)	8,915	151,555
FVCBankcorp, Inc. *(d)	539	9,713
German American Bancorp, Inc. (d)	1,399	44,138
Glacier Bancorp, Inc. (d)	4,273	179,081
Great Southern Bancorp, Inc. (d)	500	29,980
Great Western Bancorp, Inc. (d)	2,576	87,120
Guaranty Bancshares, Inc. (d)	492	15,163
Hancock Whitney Corp. (d)	4,632	192,321
Hanmi Financial Corp. (d)	1,366	29,355
HarborOne Bancorp, Inc. *(d)	863	16,526
Hawthorn Bancshares, Inc. (d)	258	6,303
Heartland Financial USA, Inc. (d)	1,728	83,100
Heritage Commerce Corp. (d)	1,885	23,317
Heritage Financial Corp. (d)	2,007	57,240
Hilltop Holdings, Inc. (d)	3,817	86,570
Home BancShares, Inc. (d)	7,797	153,367
HomeTrust Bancshares, Inc. (d)	885	23,125
Hope Bancorp, Inc. (d)	6,448	95,108
Horizon Bancorp, Inc. (d)	1,682	29,300
Howard Bancorp, Inc. *(d)	579	8,621
Huntington Bancshares, Inc. (d)	56,074	799,055
IBERIABANK Corp. (d)	2,893	227,303
Independent Bank Corp. (d)	3,015	164,982
Independent Bank Group, Inc. (d)	1,977	112,313
International Bancshares Corp. (d)	3,029	113,981
Investar Holding Corp. (d)	419	10,102
Investors Bancorp, Inc. (d)	12,316	139,910
JPMorgan Chase & Co. (d)	173,506	20,126,696
KeyCorp (d)	54,063	993,137
Lakeland Bancorp, Inc. (d)	2,569	42,080
Lakeland Financial Corp. (d)	1,320	60,707
LCNB Corp. (d)	763	13,742
LegacyTexas Financial Group, Inc. (d)	2,529	108,089
Level One Bancorp, Inc. (d)	230	5,419
Live Oak Bancshares, Inc. (d)(e)	1,371	26,693
M&T Bank Corp. (d)	7,330	1,203,953
Macatawa Bank Corp. (d)	1,169	12,017
Mackinac Financial Corp. (d)	419	6,453
MainStreet Bancshares, Inc. *(d)	321	7,325
Malvern Bancorp, Inc. *(d)	341	7,243
MBT Financial Corp. (d)	804	8,667
Mercantile Bank Corp. (d)	950	31,920
Metropolitan Bank Holding Corp. *(d)	400	16,788
Mid Penn Bancorp, Inc. (d)	312	8,128
Midland States Bancorp, Inc. (d)	1,252	33,954
MidSouth Bancorp, Inc. (d)	706	8,634
MidWestOne Financial Group, Inc. (d)	676	21,003
MutualFirst Financial, Inc. (d)	266	8,669
MVB Financial Corp. (d)	425	7,399
National Bank Holdings Corp., Class A (d)	1,553	56,343
National Bankshares, Inc. (d)	381	13,960
NBT Bancorp, Inc. (d)	2,280	88,236
Nicolet Bankshares, Inc. *(d)	446	29,307

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
Northeast Bank (d)	335	$7,353
Northrim Bancorp, Inc. (d)	414	16,134
Norwood Financial Corp. (d)	257	8,897
Oak Valley Bancorp (d)	309	5,791
OFG Bancorp (d)	2,676	60,558
Ohio Valley Banc Corp. (d)	185	6,671
Old Line Bancshares, Inc. (d)	883	24,936
Old National Bancorp (d)	9,313	164,002
Old Second Bancorp, Inc. (d)	1,308	17,187
Opus Bank (d)	1,198	26,847
Origin Bancorp, Inc. (d)	1,063	37,003
Orrstown Financial Services, Inc. (d)	463	10,589
Pacific Mercantile Bancorp *(d)	883	6,817
Pacific Premier Bancorp, Inc. (d)	3,301	104,411
PacWest Bancorp (d)	6,360	245,687
Park National Corp. (d)	745	70,470
Parke Bancorp, Inc. (d)	406	9,732
PCB Bancorp (d)	562	9,329
Peapack Gladstone Financial Corp. (d)	1,090	30,989
Penns Woods Bancorp, Inc. (d)	206	9,344
Peoples Bancorp of North Carolina, Inc. (d)	207	5,614
Peoples Bancorp, Inc. (d)	811	26,285
Peoples Financial Services Corp. (d)	401	19,400
People’s United Financial, Inc. (d)	21,354	350,633
People’s Utah Bancorp (d)	858	25,997
Pinnacle Financial Partners, Inc. (d)	4,049	245,936
PNC Financial Services Group, Inc. (The) (d)	24,307	3,473,470
Popular, Inc. (d)	5,131	295,340
Preferred Bank (d)	789	42,756
Premier Financial Bancorp, Inc. (d)	591	9,231
Prosperity Bancshares, Inc. (d)	3,609	250,429
QCR Holdings, Inc. (d)	860	32,904
RBB Bancorp (d)	921	18,512
Red River Bancshares, Inc. *(d)	31	1,461
Regions Financial Corp. (d)	54,573	869,348
Reliant Bancorp, Inc. (d)	459	11,411
Renasant Corp. (d)	3,104	111,403
Republic Bancorp, Inc., Class A (d)	525	25,079
Republic First Bancorp, Inc. *(d)	1,968	8,561
S&T Bancorp, Inc. (d)	1,815	69,097
Sandy Spring Bancorp, Inc. (d)	1,855	67,596
SB One Bancorp (d)	372	8,523
Seacoast Banking Corp. of Florida *(d)	2,798	75,658
Select Bancorp, Inc. *(d)	739	8,388
ServisFirst Bancshares, Inc. (d)	2,536	86,376
Shore Bancshares, Inc. (d)	565	9,266
Sierra Bancorp (d)	638	16,633
Signature Bank (d)	2,888	368,104
Simmons First National Corp., Class A (d)	4,703	121,102
SmartFinancial, Inc. *(d)	754	16,354
South Plains Financial, Inc. (d)	152	2,653
South State Corp. (d)	1,890	151,332
Southern First Bancshares, Inc. *(d)	436	17,780
Southern National Bancorp of Virginia, Inc. (d)	1,136	18,085
Southside Bancshares, Inc. (d)	1,750	60,585
Spirit of Texas Bancshares, Inc. *(d)	698	14,965
Sterling Bancorp (d)	11,150	243,628
Stock Yards Bancorp, Inc. (d)	1,046	40,010
Summit Financial Group, Inc. (d)	640	17,030
SunTrust Banks, Inc. (d)	23,705	1,578,753
SVB Financial Group *(d)	2,785	646,036
Synovus Financial Corp. (d)	8,107	309,444
TCF Financial Corp. (d)	8,702	186,049
Texas Capital Bancshares, Inc. *(d)	2,697	169,722
Tompkins Financial Corp. (d)	801	65,658
Towne Bank (d)	3,563	100,263
TriCo Bancshares (d)	1,498	56,550
TriState Capital Holdings, Inc. *(d)	1,440	30,240
Triumph Bancorp, Inc. *(d)	1,310	40,885
Trustmark Corp. (d)	3,438	122,187
UMB Financial Corp. (d)	2,385	162,800
Umpqua Holdings Corp. (d)	11,903	207,826

Common Stocks (continued)
	Shares	Value

Banks (continued)
Union Bankshares, Inc. (d)	174	$5,775
United Bankshares, Inc. (d)	5,294	199,001
United Community Banks, Inc. (d)	3,547	101,799
United Security Bancshares (d)	611	6,550
Unity Bancorp, Inc. (d)	355	7,352
Univest Financial Corp. (d)	1,295	35,561
US Bancorp (d)	77,889	4,451,356
Valley National Bancorp (d)	17,392	194,095
Veritex Holdings, Inc. (d)	2,764	70,731
Washington Trust Bancorp, Inc. (d)	822	41,289
Webster Financial Corp. (d)	4,918	250,818
Wells Fargo & Co. (d)	218,523	10,578,698
WesBanco, Inc. (d)	2,869	104,948
West Bancorporation, Inc. (d)	903	19,126
Westamerica Bancorp (d)	1,384	88,714
Western Alliance Bancorp *(d)	5,216	257,879
Wintrust Financial Corp. (d)	3,014	215,622
Zions Bancorp NA (d)	9,467	426,678

		90,989,764

Beverages 1.0%
Boston Beer Co., Inc. (The), Class A *(d)	445	174,582
Brown-Forman Corp., Class A (d)	11,977	652,557
Celsius Holdings, Inc. *(d)(e)	1,135	5,664
Coca-Cola Co. (The) (d)	206,501	10,868,148
Coca-Cola Consolidated, Inc. (d)	258	75,731
Constellation Brands, Inc., Class A (d)	8,520	1,676,906
Craft Brew Alliance, Inc. *(d)	743	11,673
Keurig Dr Pepper, Inc. (d)	10,998	309,484
MGP Ingredients, Inc. (d)(e)	688	34,393
Molson Coors Brewing Co., Class B (d)	9,397	507,344
Monster Beverage Corp. *(d)	20,825	1,342,588
National Beverage Corp. (d)(e)	619	26,945
New Age Beverages Corp. *(d)(e)	4,072	15,229
PepsiCo, Inc. (d)	75,384	9,634,829
Primo Water Corp. *(d)	1,878	27,738

		25,363,811

Biotechnology 1.6%
AbbVie, Inc. (d)	79,653	5,306,483
Abeona Therapeutics, Inc. *(d)	1,458	3,776
ACADIA Pharmaceuticals, Inc. *(d)	5,652	138,926
Acceleron Pharma, Inc. *(d)	2,445	106,749
Achillion Pharmaceuticals, Inc. *(d)	7,484	33,004
Acorda Therapeutics, Inc. *(d)	2,440	16,909
Adamas Pharmaceuticals, Inc. *(d)(e)	1,015	6,354
ADMA Biologics, Inc. *(d)(e)	1,232	4,460
Aduro Biotech, Inc. *(d)	2,978	3,931
Adverum Biotechnologies, Inc. *(d)	2,875	38,554
Aeglea BioTherapeutics, Inc. *(d)	1,183	10,600
Affimed NV *(d)	2,709	8,127
Agenus, Inc. *(d)(e)	5,994	14,446
AgeX Therapeutics, Inc. *(d)	967	2,833
Agios Pharmaceuticals, Inc. *(d)(e)	2,804	134,900
Aimmune Therapeutics, Inc. *(d)	2,319	44,641
Akcea Therapeutics, Inc. *(d)(e)	720	15,574
Akebia Therapeutics, Inc. *(d)	6,091	25,521
Akero Therapeutics, Inc. *(e)	1,148	27,782
Albireo Pharma, Inc. *(d)	591	15,301
Alder Biopharmaceuticals, Inc. *(d)	3,776	38,213
Aldeyra Therapeutics, Inc. *(d)	1,011	5,540
Alector, Inc. *(d)(e)	444	9,377
Alexion Pharmaceuticals, Inc. *(d)	11,633	1,317,903
Alkermes plc *(d)	8,361	193,641
Allakos, Inc. *(d)(e)	937	32,579
Allogene Therapeutics, Inc. *(d)	2,106	65,286
Alnylam Pharmaceuticals, Inc. *(d)	5,714	443,349
AMAG Pharmaceuticals, Inc. *(d)	1,876	15,496
Amgen, Inc. (d)	32,869	6,132,698
Amicus Therapeutics, Inc. *(d)	12,488	154,851
AnaptysBio, Inc. *(d)	1,326	71,219
Anavex Life Sciences Corp. *(d)	1,938	4,961
Anika Therapeutics, Inc. *(d)	750	41,317
Apellis Pharmaceuticals, Inc. *(d)	2,592	72,395
Arcus Biosciences, Inc. *(d)	1,911	15,116

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Ardelyx, Inc. *(d)	2,128	$5,128
Arena Pharmaceuticals, Inc. *(d)	2,687	168,421
ArQule, Inc. *(d)	5,469	55,182
Arrowhead Pharmaceuticals, Inc. *(d)	4,982	144,777
Assembly Biosciences, Inc. *(d)	1,267	15,838
Atara Biotherapeutics, Inc. *(d)	2,432	34,705
Athenex, Inc. *(d)	3,252	58,536
Athersys, Inc. *(d)(e)	5,779	8,033
Atreca, Inc., Class A *	1,336	16,900
Audentes Therapeutics, Inc. *(d)	2,381	92,669
Avid Bioservices, Inc. *(d)	2,537	16,440
Avrobio, Inc. *(d)	963	20,435
Axcella Health, Inc. *(d)	72	611
Beyondspring, Inc. *(d)(e)	655	10,978
BioCryst Pharmaceuticals, Inc. *(d)	5,774	18,304
Biogen, Inc. *(d)	10,397	2,472,615
Biohaven Pharmaceutical Holding Co. Ltd. *(d)	1,802	77,558
BioMarin Pharmaceutical, Inc. *(d)	9,665	766,628
BioSpecifics Technologies Corp. *(d)	346	20,103
BioTime, Inc. *(d)(e)	4,839	5,323
Bioxcel Therapeutics, Inc. *(d)	273	2,940
Bluebird Bio, Inc. *(d)(e)	2,959	388,310
Blueprint Medicines Corp. *(d)	2,592	259,589
Calithera Biosciences, Inc. *(d)	1,561	6,619
Calyxt, Inc. *(d)	422	3,920
Cara Therapeutics, Inc. *(d)	1,850	44,289
CareDx, Inc. *(d)	2,202	72,160
CASI Pharmaceuticals, Inc. *(d)	2,282	7,120
Catalyst Pharmaceuticals, Inc. *(d)	5,334	26,617
Celcuity, Inc. *(d)	258	5,872
Celgene Corp. *(d)	37,797	3,472,032
Cellular Biomedicine Group, Inc. *(d)	547	7,543
CEL-SCI Corp. *(d)(e)	1,179	8,595
Checkpoint Therapeutics, Inc. *(d)	1,037	2,727
ChemoCentryx, Inc. *(d)	2,265	18,075
Chimerix, Inc. *(d)	2,188	7,877
Clovis Oncology, Inc. *(d)	2,527	26,660
Coherus Biosciences, Inc. *(d)	3,259	54,816
Concert Pharmaceuticals, Inc. *(d)	1,298	13,058
Constellation Pharmaceuticals, Inc. *(d)	697	6,447
Corbus Pharmaceuticals Holdings, Inc. *(d)(e)	2,935	17,610
Cortexyme, Inc. *(d)	130	4,602
Crinetics Pharmaceuticals, Inc. *(d)(e)	648	13,141
Cue Biopharma, Inc. *(d)	805	6,690
Cyclerion Therapeutics, Inc. *(d)	1,261	11,715
Cytokinetics, Inc. *(d)	2,967	36,168
CytomX Therapeutics, Inc. *(d)	2,403	24,775
Deciphera Pharmaceuticals, Inc. *(d)	824	18,210
Denali Therapeutics, Inc. *(d)	2,498	53,332
Dicerna Pharmaceuticals, Inc. *(d)	2,813	38,341
Dynavax Technologies Corp. *(d)(e)	3,604	9,947
Eagle Pharmaceuticals, Inc. *(d)	486	26,662
Editas Medicine, Inc. *(d)(e)	2,696	68,074
Eidos Therapeutics, Inc. *(d)(e)	635	20,688
Eiger BioPharmaceuticals, Inc. *(d)	1,404	15,542
Emergent BioSolutions, Inc. *(d)	2,455	108,364
Enanta Pharmaceuticals, Inc. *(d)	927	69,544
Enochian Biosciences, Inc. *(d)(e)	182	890
Epizyme, Inc. *(d)	4,219	55,944
Esperion Therapeutics, Inc. *(d)	1,342	53,264
Evelo Biosciences, Inc. *(d)(e)	630	3,849
Exact Sciences Corp. *(d)	6,804	783,208
Exelixis, Inc. *(d)	16,157	343,659
Fate Therapeutics, Inc. *(d)	2,767	61,012
FibroGen, Inc. *(d)	4,153	196,271
Five Prime Therapeutics, Inc. *(d)	1,532	7,829
Flexion Therapeutics, Inc. *(d)	1,960	19,678
Forty Seven, Inc. *(d)	755	6,720
G1 Therapeutics, Inc. *(d)	1,882	46,692
Galectin Therapeutics, Inc. *(d)(e)	1,451	5,369
Genomic Health, Inc. *(d)	1,453	106,025
Geron Corp. *(d)(e)	10,305	12,366
Gilead Sciences, Inc. (d)	68,595	4,494,344

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Global Blood Therapeutics, Inc. *(d)	2,924	$160,235
GlycoMimetics, Inc. *(d)	1,885	17,399
Gossamer Bio, Inc. *(d)	1,145	22,728
Gritstone Oncology, Inc. *(d)(e)	1,489	15,635
Halozyme Therapeutics, Inc. *(d)	7,118	120,935
Harpoon Therapeutics, Inc. *(d)	268	3,991
Heron Therapeutics, Inc. *(d)	3,974	69,307
Homology Medicines, Inc. *(d)	1,316	23,398
Hookipa Pharma, Inc. *	306	2,231
ImmunoGen, Inc. *(d)	7,791	17,530
Immunomedics, Inc. *(d)	9,293	137,072
Incyte Corp. *(d)	9,580	813,534
Inovio Pharmaceuticals, Inc. *(d)(e)	5,371	14,824
Insmed, Inc. *(d)	4,155	91,202
Intellia Therapeutics, Inc. *(d)	2,037	36,870
Intercept Pharmaceuticals, Inc. *(d)	1,334	83,842
Intrexon Corp. *(d)(e)	4,044	32,312
Invitae Corp. *(d)	4,653	125,119
Ionis Pharmaceuticals, Inc. *(d)	6,902	454,566
Iovance Biotherapeutics, Inc. *(d)	6,150	151,229
Ironwood Pharmaceuticals, Inc. *(d)	8,361	88,877
Jounce Therapeutics, Inc. *(d)	729	3,492
Kadmon Holdings, Inc. *(d)	5,876	15,395
KalVista Pharmaceuticals, Inc. *(d)	705	11,696
Karyopharm Therapeutics, Inc. *(d)(e)	3,192	28,122
Kezar Life Sciences, Inc. *(d)	703	3,958
Kindred Biosciences, Inc. *(d)	2,113	14,411
Kiniksa Pharmaceuticals Ltd., Class A *(d)	852	10,054
Kodiak Sciences, Inc. *(d)	1,401	17,246
Krystal Biotech, Inc. *(d)	489	23,477
Kura Oncology, Inc. *(d)	1,579	30,190
La Jolla Pharmaceutical Co. *(d)(e)	925	7,733
Lexicon Pharmaceuticals, Inc. *(d)(e)	2,535	3,422
Ligand Pharmaceuticals, Inc. *(d)	1,034	94,621
LogicBio Therapeutics, Inc. *(d)	378	4,725
MacroGenics, Inc. *(d)	2,565	36,910
Madrigal Pharmaceuticals, Inc. *(d)(e)	415	36,225
Magenta Therapeutics, Inc. *(d)	1,147	15,496
MannKind Corp. *(d)(e)	8,425	9,436
Marker Therapeutics, Inc. *(d)(e)	1,221	5,629
Medicines Co. (The) *(d)	3,777	135,368
MediciNova, Inc. *(d)(e)	2,099	20,024
MEI Pharma, Inc. *(d)	3,085	5,245
MeiraGTx Holdings plc *(d)	862	23,490
Mersana Therapeutics, Inc. *(d)	1,630	5,705
Millendo Therapeutics, Inc. *(d)(e)	424	4,159
Minerva Neurosciences, Inc. *(d)	1,338	8,884
Mirati Therapeutics, Inc. *(d)	1,343	142,089
Moderna, Inc. *(d)	1,462	19,152
Molecular Templates, Inc. *(d)	767	5,039
Momenta Pharmaceuticals, Inc. *(d)	5,349	60,444
Mustang Bio, Inc. *(d)	1,256	3,831
Myriad Genetics, Inc. *(d)	3,775	110,004
Natera, Inc. *(d)	3,007	82,933
Neon Therapeutics, Inc. *(d)	636	1,819
Neurocrine Biosciences, Inc. *(d)	4,880	470,383
NextCure, Inc. *(d)	130	2,856
Novavax, Inc. *(d)(e)	1,204	5,189
Oncocyte Corp. *(d)(e)	973	1,722
OPKO Health, Inc. *(d)(e)	17,322	36,549
Organogenesis Holdings, Inc. *(d)(e)	468	2,321
Palatin Technologies, Inc. *(d)(e)	9,278	8,438
PDL BioPharma, Inc. *(d)	6,823	19,650
Pfenex, Inc. *(d)	1,348	7,926
PhaseBio Pharmaceuticals, Inc. *(d)	620	4,842
Pieris Pharmaceuticals, Inc. *(d)	2,104	11,572
PolarityTE, Inc. *(d)	638	3,037
Portola Pharmaceuticals, Inc. *(d)(e)	3,589	95,755
Precision BioSciences, Inc. *(d)	413	5,315
Principia Biopharma, Inc. *(d)(e)	728	27,038
Progenics Pharmaceuticals, Inc. *(d)	4,631	24,915
Protagonist Therapeutics, Inc. *(d)	684	7,538
Prothena Corp. plc *(d)	2,334	21,846
PTC Therapeutics, Inc. *(d)	3,112	149,905

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Puma Biotechnology, Inc. *(d)(e)	1,493	$14,407
Ra Pharmaceuticals, Inc. *(d)	1,682	57,255
Radius Health, Inc. *(d)	2,472	53,049
Recro Pharma, Inc. *(d)	871	8,362
Regeneron Pharmaceuticals, Inc. *(d)	4,419	1,346,734
REGENXBIO, Inc. *(d)	1,786	79,316
Repligen Corp. *(d)	2,541	239,845
Replimune Group, Inc. *(d)	517	6,421
Retrophin, Inc. *(d)	2,200	43,538
Rhythm Pharmaceuticals, Inc. *(d)	1,258	24,217
Rigel Pharmaceuticals, Inc. *(d)	9,127	20,810
Rocket Pharmaceuticals, Inc. *(d)	1,636	19,926
Rubius Therapeutics, Inc. *(d)(e)	1,889	25,124
Sage Therapeutics, Inc. *(d)	2,712	434,842
Sangamo Therapeutics, Inc. *(d)	6,174	74,150
Sarepta Therapeutics, Inc. *(d)	3,725	554,466
Savara, Inc. *(d)	1,440	3,658
Scholar Rock Holding Corp. *(d)	943	11,589
Seattle Genetics, Inc. *(d)	5,882	445,326
Seres Therapeutics, Inc. *(d)(e)	967	2,640
Solid Biosciences, Inc. *(d)	682	3,908
Sorrento Therapeutics, Inc. *(d)(e)	6,402	17,221
Spark Therapeutics, Inc. *(d)	1,842	184,237
Spectrum Pharmaceuticals, Inc. *(d)	6,100	46,238
Spero Therapeutics, Inc. *(d)	466	4,842
Stemline Therapeutics, Inc. *(d)	2,181	28,942
Sutro Biopharma, Inc. *(d)	478	5,387
Syndax Pharmaceuticals, Inc. *(d)	904	8,678
Synlogic, Inc. *(d)	725	4,067
Synthorx, Inc. *(d)	333	5,495
Syros Pharmaceuticals, Inc. *(d)	2,088	15,618
TCR2 Therapeutics, Inc. *(d)	82	1,274
TG Therapeutics, Inc. *(d)	4,233	31,705
Tocagen, Inc. *(d)	960	5,107
Translate Bio, Inc. *(d)	1,598	12,816
Turning Point Therapeutics, Inc. *(d)	372	14,820
Twist Bioscience Corp. *(d)	1,131	38,137
Tyme Technologies, Inc. *(d)(e)	2,686	2,955
Ultragenyx Pharmaceutical, Inc. *(d)	2,908	175,236
United Therapeutics Corp. *(d)	2,331	184,708
UNITY Biotechnology, Inc. *(d)(e)	1,629	11,501
UroGen Pharma Ltd. *(d)	1,021	34,816
Vanda Pharmaceuticals, Inc. *(d)	2,906	36,180
VBI Vaccines, Inc. *(d)	3,841	2,811
Veracyte, Inc. *(d)	2,510	71,209
Vericel Corp. *(d)	2,374	45,391
Vertex Pharmaceuticals, Inc. *(d)	13,826	2,303,688
Viking Therapeutics, Inc. *(d)(e)	3,498	26,900
Voyager Therapeutics, Inc. *(d)	1,298	28,569
X4 Pharmaceuticals, Inc. *(d)	318	3,784
XBiotech, Inc. *(d)	759	5,343
Xencor, Inc. *(d)	2,548	112,163
Y-mAbs Therapeutics, Inc. *(d)	1,106	24,741
ZIOPHARM Oncology, Inc. *(d)(e)	8,589	59,608

		41,171,614

Building Products 0.3%
AAON, Inc. (d)	2,192	111,354
Advanced Drainage Systems, Inc. (d)	1,918	63,160
Allegion plc (d)	5,056	523,498
American Woodmark Corp. *(d)	798	67,710
AO Smith Corp. (d)	7,456	338,875
Apogee Enterprises, Inc. (d)	1,390	56,378
Armstrong Flooring, Inc. *(d)	961	8,034
Armstrong World Industries, Inc. (d)	2,625	256,489
Builders FirstSource, Inc. *(d)	6,107	104,918
Caesarstone Ltd. (d)	1,270	17,869
Continental Building Products, Inc. *(d)	1,835	45,104
Cornerstone Building Brands, Inc. *(d)	2,785	16,209
CSW Industrials, Inc. (d)	806	56,912
Fortune Brands Home & Security, Inc. (d)	7,488	411,391
Gibraltar Industries, Inc. *(d)	1,752	72,603
Griffon Corp. (d)	1,944	31,784
Insteel Industries, Inc. (d)	1,019	19,881
JELD-WEN Holding, Inc. *(d)	3,687	80,782

Common Stocks (continued)
	Shares	Value

Building Products (continued)
Johnson Controls International plc (d)	48,148	$2,043,401
Lennox International, Inc. (d)	1,915	491,159
Masco Corp. (d)	15,762	642,617
Masonite International Corp. *(d)	1,303	69,450
Owens Corning (d)	5,765	334,370
Patrick Industries, Inc. *(d)	1,235	56,650
PGT Innovations, Inc. *(d)	2,962	47,747
Quanex Building Products Corp. (d)	1,756	32,697
Resideo Technologies, Inc. *(d)	6,643	125,287
Simpson Manufacturing Co., Inc. (d)	2,390	147,606
Trex Co., Inc. *(d)	3,143	256,940
Universal Forest Products, Inc. (d)	3,181	128,608

		6,659,483

Capital Markets 1.6%
Affiliated Managers Group, Inc. (d)	2,742	235,236
Ameriprise Financial, Inc. (d)	7,205	1,048,400
Ares Management Corp. (d)	3,458	101,146
Artisan Partners Asset Management, Inc., Class A (d)	2,759	81,639
Assetmark Financial Holdings, Inc. *	72	2,037
Associated Capital Group, Inc., Class A (d)	87	3,251
B. Riley Financial, Inc. (d)	1,085	20,463
Bank of New York Mellon Corp. (The) (d)	45,731	2,145,699
BGC Partners, Inc., Class A (d)	15,568	85,780
BlackRock, Inc. (d)	6,360	2,974,445
Blucora, Inc. *(d)	2,589	77,515
Brightsphere Investment Group, Inc. (d)	3,837	41,056
Cboe Global Markets, Inc. (d)	5,980	653,674
Charles Schwab Corp. (The) (d)	64,469	2,786,350
CME Group, Inc. (d)	19,050	3,703,701
Cohen & Steers, Inc. (d)	1,215	63,630
Cowen, Inc., Class A *(d)	1,569	27,552
Diamond Hill Investment Group, Inc. (d)	175	24,666
Donnelley Financial Solutions, Inc. *(d)	1,792	24,425
E*TRADE Financial Corp. (d)	13,230	645,492
Eaton Vance Corp. (d)	6,041	268,824
Evercore, Inc., Class A (d)	2,190	189,150
FactSet Research Systems, Inc. (d)	2,018	559,591
Federated Investors, Inc., Class B (d)	5,170	179,657
Focus Financial Partners, Inc., Class A *(d)	1,572	43,875
Franklin Resources, Inc. (d)	15,223	496,726
GAIN Capital Holdings, Inc. (d)(e)	863	3,676
GAMCO Investors, Inc., Class A (d)	237	4,811
Goldman Sachs Group, Inc. (The) (d)	17,703	3,896,961
Greenhill & Co., Inc. (d)	977	16,218
Hamilton Lane, Inc., Class A (d)	1,163	68,268
Houlihan Lokey, Inc. (d)	1,578	72,588
Interactive Brokers Group, Inc., Class A (d)	3,934	201,657
Intercontinental Exchange, Inc. (d)	29,865	2,623,939
INTL. FCStone, Inc. *(d)	865	35,275
Invesco Ltd. (d)	21,251	407,807
Janus Henderson Group plc (d)	8,212	164,815
Ladenburg Thalmann Financial Services, Inc. (d)	6,439	19,897
Lazard Ltd., Class A (d)	4,843	187,473
Legg Mason, Inc. (d)	4,550	171,353
LPL Financial Holdings, Inc. (d)	4,475	375,318
MarketAxess Holdings, Inc. (d)	1,978	666,665
Moelis & Co., Class A (d)	2,551	92,958
Moody’s Corp. (d)	8,805	1,887,264
Morgan Stanley (d)	64,961	2,894,662
Morningstar, Inc. (d)	1,059	160,947
MSCI, Inc. (d)	4,416	1,003,492
Nasdaq, Inc. (d)	6,137	591,423
Northern Trust Corp. (d)	10,789	1,057,322
Och-Ziff Capital Management Group, Inc., Class A (d)	933	21,720
Oppenheimer Holdings, Inc., Class A (d)	575	16,755
Owl Rock Capital Corp. *	814	12,902
Piper Jaffray Cos. (d)	745	57,588
PJT Partners, Inc., Class A (d)	1,208	50,929

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Capital Markets (continued)
Pzena Investment Management, Inc., Class A (d)	796	$6,479
Raymond James Financial, Inc. (d)	6,783	547,185
S&P Global, Inc. (d)	13,198	3,232,850
Safeguard Scientifics, Inc. *(d)	882	10,302
SEI Investments Co. (d)	6,979	415,879
Siebert Financial Corp. *(d)	329	3,889
Silvercrest Asset Management Group, Inc., Class A (d)	387	5,546
State Street Corp. (d)	20,092	1,167,144
Stifel Financial Corp. (d)	3,722	222,613
T. Rowe Price Group, Inc. (d)	12,341	1,399,346
TD Ameritrade Holding Corp. (d)	14,722	752,294
Value Line, Inc. (d)	47	1,227
Virtu Financial, Inc., Class A (d)	2,566	55,631
Virtus Investment Partners, Inc. (d)	346	37,077
Waddell & Reed Financial, Inc., Class A (d)	4,052	70,910
Westwood Holdings Group, Inc. (d)	481	15,055
WisdomTree Investments, Inc. (d)	7,067	43,815

		41,235,905

Chemicals 1.2%
Advanced Emissions Solutions, Inc. (d)(e)	740	9,420
AdvanSix, Inc. *(d)	1,552	39,793
Air Products & Chemicals, Inc. (d)	11,802	2,694,043
Albemarle Corp. (d)(e)	5,663	413,172
American Vanguard Corp. (d)	1,603	22,891
Amyris, Inc. *(d)(e)	1,681	5,194
Ashland Global Holdings, Inc. (d)	3,376	268,324
Axalta Coating Systems Ltd. *(d)	11,100	328,893
Balchem Corp. (d)	1,725	177,054
Cabot Corp. (d)	3,105	138,856
Celanese Corp. (d)	6,693	750,754
CF Industries Holdings, Inc. (d)	11,864	587,980
Chase Corp. (d)	397	41,121
Chemours Co. (The) (d)	8,779	167,416
Corteva, Inc. (d)	40,393	1,191,594
Dow, Inc. (d)	40,118	1,943,316
DuPont de Nemours, Inc. (d)	40,408	2,915,841
Eastman Chemical Co. (d)	7,430	559,850
Ecolab, Inc. (d)	13,610	2,745,545
Element Solutions, Inc. *(d)	12,150	121,743
Ferro Corp. *(d)	4,448	65,519
Flotek Industries, Inc. *(d)	2,438	7,485
FMC Corp. (d)	7,069	610,903
FutureFuel Corp. (d)	1,515	17,650
GCP Applied Technologies, Inc. *(d)	2,887	63,601
Hawkins, Inc. (d)	535	23,363
HB Fuller Co. (d)	2,734	130,713
Huntsman Corp. (d)	11,992	246,436
Ingevity Corp. *(d)	2,236	220,335
Innophos Holdings, Inc. (d)	1,077	29,262
Innospec, Inc. (d)	1,306	121,954
International Flavors & Fragrances, Inc. (d)	5,747	827,511
Intrepid Potash, Inc. *(d)	5,404	20,211
Koppers Holdings, Inc. *(d)	1,020	27,846
Kraton Corp. *(d)	1,679	51,495
Kronos Worldwide, Inc. (d)	1,269	17,017
Linde plc (d)	29,217	5,588,628
Livent Corp. *(d)	7,831	50,432
LSB Industries, Inc. *(d)	1,021	5,095
LyondellBasell Industries NV, Class A (d)	15,774	1,320,126
Marrone Bio Innovations, Inc. *(d)	2,342	3,115
Minerals Technologies, Inc. (d)	1,907	101,548
Mosaic Co. (The) (d)	18,960	477,602
NewMarket Corp. (d)	368	155,152
Olin Corp. (d)	8,842	177,459
OMNOVA Solutions, Inc. *(d)	2,573	25,601
Orion Engineered Carbons SA (d)	3,168	61,713
PolyOne Corp. (d)	4,164	136,454
PPG Industries, Inc. (d)	12,708	1,491,792
PQ Group Holdings, Inc. *(d)	2,127	33,160
Quaker Chemical Corp. (d)	704	131,923

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
Rayonier Advanced Materials, Inc. (d)	2,697	$12,541
RPM International, Inc. (d)	6,915	469,044
Scotts Miracle-Gro Co. (The) (d)	2,121	237,934
Sensient Technologies Corp. (d)	2,265	154,405
Sherwin-Williams Co. (The) (d)	4,468	2,292,263
Stepan Co. (d)	1,095	108,569
Trecora Resources *(d)	964	9,148
Tredegar Corp. (d)	1,399	23,321
Trinseo SA (d)	2,206	85,615
Tronox Holdings plc, Class A (d)	5,172	57,202
Valhi, Inc. (d)	1,319	2,836
Valvoline, Inc. (d)	10,130	204,525
Westlake Chemical Corp. (d)	1,896	128,113
WR Grace & Co. (d)	3,074	208,448

		31,357,865

Commercial Services & Supplies 0.4%
ABM Industries, Inc. (d)	3,565	150,051
ACCO Brands Corp. (d)	5,519	53,976
ADT, Inc. (d)(e)	6,058	38,468
Advanced Disposal Services, Inc. *(d)	3,908	126,502
Brady Corp., Class A (d)	2,573	133,101
BrightView Holdings, Inc. *(d)	1,677	33,137
Brink’s Co. (The) (d)	2,674	241,088
Casella Waste Systems, Inc., Class A *(d)	2,394	104,378
CECO Environmental Corp. *(d)	1,790	16,522
Charah Solutions, Inc. *(d)	429	2,231
Cimpress NV *(d)	1,171	112,943
Cintas Corp. (d)	4,594	1,196,461
Clean Harbors, Inc. *(d)	2,772	215,689
CompX International, Inc. (d)	74	1,217
Copart, Inc. *(d)	10,626	823,834
Covanta Holding Corp. (d)	6,332	109,037
Deluxe Corp. (d)	2,349	104,812
Ennis, Inc. (d)	1,370	27,852
Healthcare Services Group, Inc. (d)	3,960	94,684
Heritage-Crystal Clean, Inc. *(d)	823	23,085
Herman Miller, Inc. (d)	3,188	144,544
HNI Corp. (d)	2,348	80,396
IAA, Inc. *(d)	7,149	334,216
Interface, Inc. (d)	3,139	43,507
KAR Auction Services, Inc. (d)	7,166	191,619
Kimball International, Inc., Class B (d)	1,926	33,397
Knoll, Inc. (d)	2,595	62,929
LSC Communications, Inc. (d)	1,479	1,479
Matthews International Corp., Class A (d)	1,619	55,289
McGrath RentCorp (d)	1,298	88,407
Mobile Mini, Inc. (d)	2,420	82,183
MSA Safety, Inc. (d)	1,888	198,901
NL Industries, Inc. *(d)	378	1,924
NRC Group Holdings Corp. *(d)	459	5,627
PICO Holdings, Inc. *(d)	821	8,284
Pitney Bowes, Inc. (d)	9,129	36,972
Quad/Graphics, Inc. (d)	1,891	21,387
Republic Services, Inc. (d)	11,453	1,015,308
Rollins, Inc. (d)	7,616	255,364
RR Donnelley & Sons Co. (d)	3,133	6,329
SP Plus Corp. *(d)	1,220	42,127
Steelcase, Inc., Class A (d)	4,659	78,784
Stericycle, Inc. *(d)	4,773	219,367
Team, Inc. *(d)(e)	1,603	26,546
Tetra Tech, Inc. (d)	2,921	231,343
UniFirst Corp. (d)	811	159,662
US Ecology, Inc. (d)	1,153	73,365
Viad Corp. (d)	1,050	72,597
VSE Corp. (d)	534	15,999
Waste Management, Inc. (d)	22,870	2,675,790

		9,872,710

Communications Equipment 0.7%
Acacia Communications, Inc. *(d)	2,016	135,415
ADTRAN, Inc. (d)	2,578	28,642
Aerohive Networks, Inc. *(d)	1,976	8,773
Applied Optoelectronics, Inc. *(d)(e)	865	8,659

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Communications Equipment (continued)
Arista Networks, Inc. *(d)	3,204	$876,134
CalAmp Corp. *(d)	1,867	20,836
Calix, Inc. *(d)	2,633	16,535
Casa Systems, Inc. *(d)	1,429	9,417
Ciena Corp. *(d)	8,299	375,281
Cisco Systems, Inc. (d)	237,571	13,161,433
Clearfield, Inc. *(d)	502	6,651
CommScope Holding Co., Inc. *(d)	10,239	146,213
Comtech Telecommunications Corp. (d)	1,287	38,301
DASAN Zhone Solutions, Inc. *(d)	280	2,820
Digi International, Inc. *(d)	1,561	20,496
EchoStar Corp., Class A *(d)	2,560	116,531
Extreme Networks, Inc. *(d)	6,353	51,713
F5 Networks, Inc. *(d)	3,216	471,852
Finisar Corp. *(d)(e)	6,319	148,686
Harmonic, Inc. *(d)	4,390	32,793
Infinera Corp. *(d)	9,290	35,859
Inseego Corp. *(d)(e)	2,004	10,421
InterDigital, Inc. (d)	1,719	110,755
Juniper Networks, Inc. (d)	18,400	497,168
KVH Industries, Inc. *(d)	732	7,393
Lumentum Holdings, Inc. *(d)	4,104	232,410
Motorola Solutions, Inc. (d)	8,879	1,473,559
NETGEAR, Inc. *(d)	1,687	57,105
NetScout Systems, Inc. *(d)	4,019	104,655
Plantronics, Inc. (d)	1,805	69,312
Ribbon Communications, Inc. *(d)	3,459	17,018
TESSCO Technologies, Inc. (d)	281	4,136
Ubiquiti Networks, Inc. (d)	815	104,915
ViaSat, Inc. *(d)	3,007	245,341
Viavi Solutions, Inc. *(d)	12,331	180,896

		18,828,124

Construction & Engineering 0.1%
AECOM *(d)	8,377	301,153
Aegion Corp. *(d)	1,678	31,630
Ameresco, Inc., Class A *(d)	1,245	17,741
Arcosa, Inc. (d)	2,607	97,762
Argan, Inc. (d)	806	33,167
Comfort Systems USA, Inc. (d)	1,954	82,068
Concrete Pumping Holdings, Inc. *(d)	508	2,057
Construction Partners, Inc., Class A *(d)	547	8,550
Dycom Industries, Inc. *(d)	1,627	89,745
EMCOR Group, Inc. (d)	2,992	252,495
Fluor Corp. (d)	7,568	246,036
Granite Construction, Inc. (d)	2,527	89,708
Great Lakes Dredge & Dock Corp. *(d)	3,203	34,368
IES Holdings, Inc. *(d)	368	6,664
Jacobs Engineering Group, Inc. (d)	7,096	585,491
MasTec, Inc. *(d)	3,214	164,942
MYR Group, Inc. *(d)	923	33,339
Northwest Pipe Co. *(d)	574	13,409
NV5 Global, Inc. *(d)	546	43,391
Primoris Services Corp. (d)	2,309	48,397
Quanta Services, Inc. (d)	7,617	285,028
Sterling Construction Co., Inc. *(d)	1,473	18,442
Tutor Perini Corp. *(d)	2,147	28,040
Valmont Industries, Inc. (d)	1,161	159,754
WillScot Corp. *(d)	2,781	44,274

		2,717,651

Construction Materials 0.1%
Eagle Materials, Inc. (d)	2,455	203,225
Forterra, Inc. *(d)	837	5,441
Martin Marietta Materials, Inc. (d)	3,357	831,697
Summit Materials, Inc., Class A *(d)	6,030	111,193
United States Lime & Minerals, Inc. (d)	88	7,117
US Concrete, Inc. *(d)(e)	881	41,486
Vulcan Materials Co. (d)	7,064	977,304

		2,177,463

Consumer Finance 0.5%
Ally Financial, Inc. (d)	21,061	693,118
American Express Co. (d)	36,812	4,578,308

Common Stocks (continued)
	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp. (d)	25,143	$2,323,716
Credit Acceptance Corp. *(d)	565	270,087
Curo Group Holdings Corp. *(d)	789	9,799
Discover Financial Services (d)	17,430	1,564,168
Elevate Credit, Inc. *(d)	993	4,131
Encore Capital Group, Inc. *(d)	1,613	58,036
Enova International, Inc. *(d)	1,814	48,887
EZCORP, Inc., Class A *(d)	2,766	27,245
FirstCash, Inc. (d)	2,279	229,359
Green Dot Corp., Class A *(d)	2,659	134,785
LendingClub Corp. *(d)	3,452	51,021
Medallion Financial Corp. *(d)	922	4,619
Navient Corp. (d)	11,400	161,310
Nelnet, Inc., Class A (d)	943	58,994
OneMain Holdings, Inc. (d)	3,525	146,111
PRA Group, Inc. *(d)	2,469	76,860
Regional Management Corp. *(d)	558	13,465
Santander Consumer USA Holdings, Inc. (d)	5,717	153,844
SLM Corp. (d)	23,318	212,427
Synchrony Financial (d)	37,117	1,331,758
World Acceptance Corp. *(d)	353	44,736

		12,196,784

Containers & Packaging 0.2%
AptarGroup, Inc. (d)	3,412	412,920
Ardagh Group SA (d)	1,055	17,545
Avery Dennison Corp. (d)	4,543	521,854
Ball Corp. (d)	17,794	1,271,915
Berry Global Group, Inc. *(d)	7,086	319,224
Crown Holdings, Inc. *(d)	7,001	448,134
Graphic Packaging Holding Co. (d)	15,866	235,769
Greif, Inc., Class A (d)	1,711	62,840
International Paper Co. (d)	21,381	938,840
Myers Industries, Inc. (d)	1,969	31,839
Owens-Illinois, Inc. (d)	8,341	141,547
Packaging Corp. of America (d)	4,935	498,287
Sealed Air Corp. (d)	8,385	350,409
Silgan Holdings, Inc. (d)	4,151	124,779
Sonoco Products Co. (d)	5,310	318,759
UFP Technologies, Inc. *(d)	397	17,293
Westrock Co. (d)	13,694	493,669

		6,205,623

Distributors 0.1%
Core-Mark Holding Co., Inc. (d)	2,418	90,506
Funko, Inc., Class A *(d)(e)	927	23,184
Genuine Parts Co. (d)	7,563	734,519
Greenlane Holdings, Inc., Class A *(d)(e)	279	2,352
LKQ Corp. *(d)	16,879	454,551
Pool Corp. (d)	2,074	392,753
Weyco Group, Inc. (d)	277	7,623

		1,705,488

Diversified Consumer Services 0.1%
Adtalem Global Education, Inc. *(d)	3,020	143,057
American Public Education, Inc. *(d)	876	28,925
Bright Horizons Family Solutions, Inc. *(d)	3,094	470,505
Career Education Corp. *(d)	3,641	69,033
Carriage Services, Inc. (d)	954	18,240
Chegg, Inc. *(d)	5,981	268,667
Collectors Universe, Inc. (d)	359	8,512
frontdoor, Inc. *(d)	4,566	208,392
Graham Holdings Co., Class B (d)	226	167,857
Grand Canyon Education, Inc. *(d)	2,537	275,949
H&R Block, Inc. (d)	10,564	292,517
Houghton Mifflin Harcourt Co. *(d)	5,436	31,801
K12, Inc. *(d)	2,035	60,745
Laureate Education, Inc., Class A *(d)	5,090	83,425
OneSpaWorld Holdings Ltd. *(d)	2,442	38,242
Regis Corp. *(d)	1,603	29,335
Select Interior Concepts, Inc., Class A *(d)	1,317	15,080
Service Corp. International (d)	9,500	438,330

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Diversified Consumer Services (continued)
ServiceMaster Global Holdings, Inc. *(d)	7,133	$379,690
Sotheby’s *(d)	1,673	99,895
Strategic Education, Inc. (d)	1,129	200,951
Weight Watchers International, Inc. *(d)	2,502	54,168

		3,383,316

Diversified Financial Services 0.9%
AXA Equitable Holdings, Inc. (d)	15,875	356,870
Banco Latinoamericano de Comercio Exterior SA, Class E (d)	1,646	34,599
Berkshire Hathaway, Inc., Class B *(d)	105,300	21,631,779
Cannae Holdings, Inc. *(d)	3,632	105,146
FGL Holdings (d)	7,797	63,546
GWG Holdings, Inc. (d)	74	804
Jefferies Financial Group, Inc. (d)	13,900	296,487
Marlin Business Services Corp. (d)	395	9,168
On Deck Capital, Inc. *(d)	3,935	14,087
Voya Financial, Inc. (d)	7,756	435,654

		22,948,140

Diversified Telecommunication Services 1.1%
AT&T, Inc. (d)	392,510	13,364,965
ATN International, Inc. (d)	584	32,862
Bandwidth, Inc., Class A *(d)	870	64,815
CenturyLink, Inc. (d)	58,691	709,574
Cincinnati Bell, Inc. *(d)	2,230	8,519
Cogent Communications Holdings, Inc. (d)	2,264	142,655
Consolidated Communications Holdings, Inc. (d)(e)	3,787	17,837
Frontier Communications Corp. *(d)(e)	4,823	6,366
GCI Liberty, Inc., Class A *(d)	5,278	315,255
IDT Corp., Class B *(d)	751	7,630
Intelsat SA *(d)	3,601	81,527
Iridium Communications, Inc. *(d)	5,316	135,239
Ooma, Inc. *(d)	873	11,375
ORBCOMM, Inc. *(d)	4,087	23,950
Pareteum Corp. *(d)(e)	4,814	16,849
pdvWireless, Inc. *(d)	504	22,423
Verizon Communications, Inc. (d)	223,009	12,325,707
Vonage Holdings Corp. *(d)	12,146	150,610
Zayo Group Holdings, Inc. *(d)	12,208	411,776

		27,849,934

Electric Utilities 1.2%
ALLETE, Inc. (d)	2,773	241,112
Alliant Energy Corp. (d)	12,780	633,121
American Electric Power Co., Inc. (d)	26,584	2,334,341
Avangrid, Inc. (d)	3,025	152,914
Duke Energy Corp. (d)	39,282	3,406,535
Edison International (d)	17,108	1,275,230
El Paso Electric Co. (d)	2,176	144,182
Entergy Corp. (d)	10,193	1,076,585
Evergy, Inc. (d)	13,129	794,173
Eversource Energy (d)	17,104	1,297,509
Exelon Corp. (d)	52,259	2,354,791
FirstEnergy Corp. (d)	28,612	1,258,070
Genie Energy Ltd., Class B (d)	650	7,163
Hawaiian Electric Industries, Inc. (d)	5,622	251,866
IDACORP, Inc. (d)	2,704	275,970
MGE Energy, Inc. (d)	1,883	139,624
NextEra Energy, Inc. (d)	25,790	5,342,914
OGE Energy Corp. (d)	10,515	451,619
Otter Tail Corp. (d)	2,107	112,472
PG&E Corp. *(d)	28,465	516,070
Pinnacle West Capital Corp. (d)	6,025	549,601
PNM Resources, Inc. (d)	4,261	211,644
Portland General Electric Co. (d)	4,829	264,871
PPL Corp. (d)	38,988	1,155,214
Southern Co. (The) (d)	56,088	3,152,146
Spark Energy, Inc., Class A (d)	525	5,743
Xcel Energy, Inc. (d)	27,713	1,651,972

		29,057,452

Common Stocks (continued)
	Shares	Value

Electrical Equipment 0.3%
Acuity Brands, Inc. (d)	2,140	$287,231
Allied Motion Technologies, Inc. (d)	420	16,649
American Superconductor Corp. *(d)	946	8,410
AMETEK, Inc. (d)	12,240	1,096,826
Atkore International Group, Inc. *(d)	2,418	65,987
AZZ, Inc. (d)	1,418	66,050
Bloom Energy Corp., Class A *(d)	2,938	30,702
Eaton Corp. plc (d)	22,809	1,874,672
Emerson Electric Co. (d)	33,052	2,144,414
Encore Wire Corp. (d)	1,053	57,831
Energous Corp. *(d)(e)	1,250	5,112
EnerSys (d)	2,318	157,879
Generac Holdings, Inc. *(d)	3,277	236,927
GrafTech International Ltd. (d)	3,346	38,312
Hubbell, Inc. (d)	2,919	379,120
nVent Electric plc (d)	8,418	208,682
Plug Power, Inc. *(d)(e)	12,347	27,287
Powell Industries, Inc. (d)	502	18,569
Preformed Line Products Co. (d)	137	7,914
Regal Beloit Corp. (d)	2,297	182,887
Rockwell Automation, Inc. (d)	6,362	1,022,882
Sensata Technologies Holding plc *(d)	8,298	393,574
Sunrun, Inc. *(d)	5,930	112,967
Thermon Group Holdings, Inc. *(d)	1,775	44,978
TPI Composites, Inc. *(d)	1,550	39,634
Vicor Corp. *(d)	951	28,112
Vivint Solar, Inc. *(d)	2,498	20,609

		8,574,217

Electronic Equipment, Instruments & Components 0.5%
Airgain, Inc. *(d)	417	5,413
Akoustis Technologies, Inc. *(d)(e)	1,125	6,547
Amphenol Corp., Class A (d)	15,729	1,467,830
Anixter International, Inc. *(d)	1,633	105,100
Arlo Technologies, Inc. *(d)	3,713	15,966
Arrow Electronics, Inc. *(d)	4,537	329,432
Avnet, Inc. (d)	5,673	257,668
AVX Corp. (d)	2,561	39,004
Badger Meter, Inc. (d)	1,551	82,963
Bel Fuse, Inc., Class B (d)	444	7,321
Belden, Inc. (d)	2,091	95,057
Benchmark Electronics, Inc. (d)	2,051	55,500
CDW Corp. (d)	7,835	925,784
Coda Octopus Group, Inc. *(d)(e)	209	2,474
Cognex Corp. (d)	8,769	385,924
Coherent, Inc. *(d)	1,300	180,505
Control4 Corp. *(d)	1,351	32,302
Corning, Inc. (d)	41,576	1,278,462
CTS Corp. (d)	1,721	54,246
Daktronics, Inc. (d)	1,652	10,474
Dolby Laboratories, Inc., Class A (d)	3,362	228,952
ePlus, Inc. *(d)	703	53,358
Fabrinet *(d)	1,956	104,998
FARO Technologies, Inc. *(d)	933	49,813
Fitbit, Inc., Class A *(d)(e)	11,471	48,178
FLIR Systems, Inc. (d)	7,259	360,482
II-VI, Inc. *(d)	3,360	133,392
Insight Enterprises, Inc. *(d)	1,902	104,648
IPG Photonics Corp. *(d)	1,906	249,705
Iteris, Inc. *(d)	1,273	6,887
Itron, Inc. *(d)	1,836	113,832
Jabil, Inc. (d)	8,008	247,287
KEMET Corp. (d)	2,959	59,535
Keysight Technologies, Inc. *(d)	10,096	903,794
Kimball Electronics, Inc. *(d)	1,338	21,274
Knowles Corp. *(d)	4,436	90,273
Littelfuse, Inc. (d)	1,284	216,945
Methode Electronics, Inc. (d)	1,940	58,103
MTS Systems Corp. (d)	961	55,373
Napco Security Technologies, Inc. *(d)	650	18,817
National Instruments Corp. (d)	6,943	289,940
nLight, Inc. *(d)	1,755	28,852
Novanta, Inc. *(d)	1,807	151,951
OSI Systems, Inc. *(d)	894	100,629
PAR Technology Corp. *(d)(e)	659	17,127

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
PC Connection, Inc. (d)	617	$20,182
PCM, Inc. *(d)	533	18,564
Plexus Corp. *(d)	1,594	95,178
Rogers Corp. *(d)	994	157,708
Sanmina Corp. *(d)	3,629	115,221
ScanSource, Inc. *(d)	1,347	45,731
SYNNEX Corp. (d)	2,225	219,251
Tech Data Corp. *(d)	1,972	199,842
Trimble, Inc. *(d)	13,518	571,271
TTM Technologies, Inc. *(d)	5,148	53,848
Vishay Intertechnology, Inc. (d)	7,116	120,972
Vishay Precision Group, Inc. *(d)	567	23,100
Wrap Technologies, Inc. *(d)	343	1,653
Zebra Technologies Corp., Class A *(d)	2,870	605,254

		11,299,892

Energy Equipment & Services 0.3%
Apergy Corp. *(d)	4,169	135,618
Archrock, Inc. (d)	7,112	78,090
Baker Hughes a GE Co. (d)	27,623	701,348
C&J Energy Services, Inc. *(d)	3,458	37,831
Cactus, Inc., Class A *(d)	2,535	74,453
Covia Holdings Corp. *(d)	1,899	3,304
Diamond Offshore Drilling, Inc. *(d)(e)	3,574	32,309
DMC Global, Inc. (d)	768	40,120
Dril-Quip, Inc. *(d)	1,908	100,399
Era Group, Inc. *(d)	908	9,371
Exterran Corp. *(d)	1,698	23,178
Forum Energy Technologies, Inc. *(d)	4,850	12,707
Frank’s International NV *(d)	5,757	32,815
FTS International, Inc. *(d)	1,484	5,891
Geospace Technologies Corp. *(d)	595	9,288
Halliburton Co. (d)	46,841	1,077,343
Helix Energy Solutions Group, Inc. *(d)	7,442	65,192
Helmerich & Payne, Inc. (d)	5,724	284,368
Independence Contract Drilling, Inc. *(d)	2,159	2,850
Keane Group, Inc. *(d)	2,907	18,285
KLX Energy Services Holdings, Inc. *(d)	1,131	17,779
Liberty Oilfield Services, Inc., Class A (d)	2,451	34,682
Mammoth Energy Services, Inc. (d)	591	3,830
Matrix Service Co. *(d)	1,440	26,453
McDermott International, Inc. *(d)	9,621	61,767
Nabors Industries Ltd. (d)	18,506	54,778
National Energy Services Reunited Corp. *(d)	1,071	8,568
National Oilwell Varco, Inc. (d)	20,818	495,885
Natural Gas Services Group, Inc. *(d)	571	9,159
NCS Multistage Holdings, Inc. *(d)	509	1,634
Newpark Resources, Inc. *(d)	4,778	36,456
Nine Energy Service, Inc. *(d)	952	12,252
Noble Corp. plc *(d)	13,287	29,630
Oceaneering International, Inc. *(d)	5,321	82,209
Oil States International, Inc. *(d)	3,132	46,729
Pacific Drilling SA *(d)	1,610	15,134
Parker Drilling Co. *(d)	420	7,224
Patterson-UTI Energy, Inc. (d)	11,149	129,663
ProPetro Holding Corp. *(d)	4,287	77,723
RigNet, Inc. *(d)	651	5,683
RPC, Inc. (d)(e)	3,162	19,541
Schlumberger Ltd. (d)	74,252	2,967,852
SEACOR Holdings, Inc. *(d)	951	45,306
SEACOR Marine Holdings, Inc. *(d)	1,134	15,967
Seadrill Ltd. *(d)(e)	3,581	14,682
Select Energy Services, Inc., Class A *(d)	3,203	32,575
Smart Sand, Inc. *(d)	974	2,289
Solaris Oilfield Infrastructure, Inc., Class A (d)(e)	1,580	22,610
Superior Energy Services, Inc. *(d)	6,916	6,274
TETRA Technologies, Inc. *(d)	5,470	8,533
Tidewater, Inc. *(d)	2,074	47,681
Transocean Ltd. *(d)	31,319	190,420
US Silica Holdings, Inc. (d)(e)	3,925	54,400
US Well Services, Inc. *(d)	905	2,805

		7,332,933

Common Stocks (continued)
	Shares	Value

Entertainment 1.2%
Activision Blizzard, Inc. (d)	40,851	$1,991,078
AMC Entertainment Holdings, Inc., Class A (d)(e)	2,816	33,313
Cinemark Holdings, Inc. (d)	5,763	230,059
Electronic Arts, Inc. *(d)	15,855	1,466,588
Eros International plc *(d)	2,274	3,775
Gaia, Inc. *(d)	475	2,746
Glu Mobile, Inc. *(d)	6,096	45,476
IMAX Corp. *(d)	2,716	59,616
Liberty Media Corp.-Liberty Braves, Class C *(d)	1,902	54,721
Liberty Media Corp.-Liberty Formula One, Class A *(d)	1,357	50,860
Liberty Media Corp-Liberty Braves, Class A *(d)	450	13,005
Liberty Media Corp-Liberty Formula One, Class C *(d)	10,665	419,988
Lions Gate Entertainment Corp., Class A (d)	8,215	102,096
Live Nation Entertainment, Inc. *(d)	6,960	501,538
LiveXLive Media, Inc. *(d)	1,325	3,909
Madison Square Garden Co. (The), Class A *(d)	1,005	291,490
Marcus Corp. (The) (d)	1,172	41,008
Netflix, Inc. *(d)	22,751	7,348,345
Reading International, Inc., Class A *(d)	766	9,996
Rosetta Stone, Inc. *(d)	1,103	25,325
Spotify Technology SA *(d)	6,337	981,855
Take-Two Interactive Software, Inc. *(d)	6,043	740,388
Viacom, Inc., Class A (d)	19,644	598,795
Walt Disney Co. (The) (d)	94,081	13,454,524
World Wrestling Entertainment, Inc., Class A (d)	2,323	169,068
Zynga, Inc., Class A *(d)	45,694	291,528

		28,931,090

Equity Real Estate Investment Trusts (REITs) 2.5%
Acadia Realty Trust (d)	4,000	112,280
Agree Realty Corp. (d)	2,026	135,438
Alexander & Baldwin, Inc. (d)	3,589	84,377
Alexander’s, Inc. (d)	112	41,944
Alexandria Real Estate Equities, Inc. (d)	5,999	878,014
American Assets Trust, Inc. (d)	2,517	116,789
American Campus Communities, Inc. (d)	7,352	343,706
American Finance Trust, Inc. (d)	5,740	67,215
American Homes 4 Rent, Class A (d)	13,827	334,752
American Tower Corp. (d)	23,587	4,991,481
Americold Realty Trust (d)	10,283	344,789
Apartment Investment & Management Co., Class A (d)	7,928	392,753
Apple Hospitality REIT, Inc. (d)	11,404	179,157
Armada Hoffler Properties, Inc. (d)	2,809	47,556
Ashford Hospitality Trust, Inc. (d)	5,440	14,742
AvalonBay Communities, Inc. (d)	7,481	1,561,958
Bluerock Residential Growth REIT, Inc. (d)	959	11,307
Boston Properties, Inc. (d)	8,342	1,109,069
Braemar Hotels & Resorts, Inc. (d)	1,753	15,987
Brandywine Realty Trust (d)	9,495	140,051
Brixmor Property Group, Inc. (d)	15,454	293,317
Brookfield Property REIT, Inc., Class A (d)	4,533	87,532
BRT Apartments Corp. (d)	442	6,170
Camden Property Trust (d)	5,034	522,076
CareTrust REIT, Inc. (d)	5,115	118,821
CatchMark Timber Trust, Inc., Class A (d)	2,638	26,802
CBL & Associates Properties, Inc. (d)	7,795	8,185
Cedar Realty Trust, Inc. (d)	3,857	10,722
Chatham Lodging Trust (d)	2,513	44,882
Chesapeake Lodging Trust (d)	3,260	89,552
CIM Commercial Trust Corp. (d)	183	3,730
City Office REIT, Inc. (d)	2,068	25,602
Clipper Realty, Inc. (d)	656	7,577
Colony Capital, Inc. (d)	25,934	146,527
Columbia Property Trust, Inc. (d)	6,392	140,177

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Community Healthcare Trust, Inc. (d)	1,004	$41,254
CoreCivic, Inc. (d)	6,405	108,693
CorEnergy Infrastructure Trust, Inc. (d)	726	29,381
CorePoint Lodging, Inc. (d)	2,218	26,017
CoreSite Realty Corp. (d)	1,967	206,161
Corporate Office Properties Trust (d)	6,030	168,358
Cousins Properties, Inc. (d)	7,845	275,987
Crown Castle International Corp. (d)	22,367	2,980,626
CubeSmart (d)	10,120	343,574
CyrusOne, Inc. (d)	5,981	343,309
DiamondRock Hospitality Co. (d)	9,838	99,069
Digital Realty Trust, Inc. (d)	11,174	1,277,859
Douglas Emmett, Inc. (d)	8,604	351,215
Duke Realty Corp. (d)	19,343	644,702
Easterly Government Properties, Inc. (d)	3,589	67,724
EastGroup Properties, Inc. (d)	1,921	231,442
Empire State Realty Trust, Inc., Class A (d)	8,056	112,865
EPR Properties (d)	3,903	290,500
Equinix, Inc. (d)	4,484	2,251,416
Equity Commonwealth (d)	6,405	215,080
Equity LifeStyle Properties, Inc. (d)	4,580	569,065
Equity Residential (d)	19,625	1,548,216
Essential Properties Realty Trust, Inc. (d)	3,774	79,707
Essex Property Trust, Inc. (d)	3,523	1,064,721
Extra Space Storage, Inc. (d)	6,634	745,595
Farmland Partners, Inc. (d)	1,308	8,044
Federal Realty Investment Trust (d)	4,010	529,360
First Industrial Realty Trust, Inc. (d)	6,752	257,859
Four Corners Property Trust, Inc. (d)	3,671	98,897
Franklin Street Properties Corp. (d)	5,739	46,256
Front Yard Residential Corp. (d)	2,654	31,875
Gaming and Leisure Properties, Inc. (d)	10,889	410,624
GEO Group, Inc. (The) (d)	6,355	113,183
Getty Realty Corp. (d)	1,509	45,240
Gladstone Commercial Corp. (d)	1,353	28,765
Gladstone Land Corp. (d)	738	8,480
Global Medical REIT, Inc. (d)	1,587	16,394
Global Net Lease, Inc. (d)	4,583	89,460
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	3,298	90,530
HCP, Inc. (d)	25,739	821,846
Healthcare Realty Trust, Inc. (d)	6,878	219,958
Healthcare Trust of America, Inc., Class A (d)	10,948	294,830
Hersha Hospitality Trust (d)	1,885	29,444
Highwoods Properties, Inc. (d)	5,496	249,134
Hospitality Properties Trust (d)	8,769	216,682
Host Hotels & Resorts, Inc. (d)	39,555	687,861
Hudson Pacific Properties, Inc. (d)	8,236	290,731
Independence Realty Trust, Inc. (d)	4,814	59,453
Industrial Logistics Properties Trust (d)	3,511	75,065
Innovative Industrial Properties, Inc. (d)	494	52,201
Investors Real Estate Trust (d)	657	41,884
Invitation Homes, Inc. (d)	22,655	622,333
Iron Mountain, Inc. (d)	15,387	452,532
iStar, Inc. (d)	3,290	43,428
JBG SMITH Properties (d)	6,527	255,401
Jernigan Capital, Inc. (d)	1,211	24,026
Kilroy Realty Corp. (d)	5,353	425,349
Kimco Realty Corp. (d)	21,713	417,107
Kite Realty Group Trust (d)	4,413	70,211
Lamar Advertising Co., Class A (d)	4,577	370,371
Lexington Realty Trust (d)	12,416	122,546
Liberty Property Trust (d)	7,942	415,367
Life Storage, Inc. (d)	2,494	243,140
LTC Properties, Inc. (d)	2,158	99,462
Macerich Co. (The) (d)	7,638	252,436
Mack-Cali Realty Corp. (d)	4,896	116,427
Medical Properties Trust, Inc. (d)	23,135	404,862
Mid-America Apartment Communities, Inc. (d)	6,098	718,588
Monmouth Real Estate Investment Corp. (d)	4,973	68,578
National Health Investors, Inc. (d)	2,242	177,970

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Retail Properties, Inc. (d)	8,696	$454,279
National Storage Affiliates Trust (d)	3,073	93,081
New Senior Investment Group, Inc. (d)	4,428	31,572
NexPoint Residential Trust, Inc. (d)	1,046	45,145
NorthStar Realty Europe Corp. (d)	2,428	41,276
Office Properties Income Trust (d)	2,567	72,312
Omega Healthcare Investors, Inc. (d)	11,536	418,757
One Liberty Properties, Inc. (d)	894	25,622
Outfront Media, Inc. (d)	7,583	206,106
Paramount Group, Inc. (d)	10,895	150,678
Park Hotels & Resorts, Inc. (d)	10,901	287,895
Pebblebrook Hotel Trust (d)	6,980	195,370
Pennsylvania REIT (d)	3,774	22,569
Physicians Realty Trust (d)	10,031	172,634
Piedmont Office Realty Trust, Inc., Class A (d)	6,237	129,792
PotlatchDeltic Corp. (d)	3,540	130,343
Preferred Apartment Communities, Inc., Class A (d)	2,338	33,878
Prologis, Inc. (d)	33,901	2,732,760
PS Business Parks, Inc. (d)	1,064	186,200
Public Storage (d)	7,973	1,935,525
QTS Realty Trust, Inc., Class A (d)	2,932	135,693
Rayonier, Inc. (d)	6,947	201,741
Realty Income Corp. (d)	16,954	1,173,386
Regency Centers Corp. (d)	8,934	595,898
Retail Opportunity Investments Corp. (d)	6,035	109,475
Retail Properties of America, Inc., Class A (d)	10,603	128,932
Retail Value, Inc. (d)	831	31,279
Rexford Industrial Realty, Inc. (d)	5,566	230,432
RLJ Lodging Trust (d)	9,256	159,944
RPT Realty (d)	4,087	50,066
Ryman Hospitality Properties, Inc. (d)	2,457	184,275
Sabra Health Care REIT, Inc. (d)	9,641	198,990
Safehold, Inc. (d)	337	11,077
Saul Centers, Inc. (d)	643	35,230
SBA Communications Corp. *(d)	6,033	1,480,559
Senior Housing Properties Trust (d)	12,634	103,599
Seritage Growth Properties, Class A (d)	1,775	74,142
Simon Property Group, Inc. (d)	16,505	2,677,111
SITE Centers Corp. (d)	7,558	107,701
SL Green Realty Corp. (d)	4,535	367,698
Spirit MTA REIT (d)	2,394	20,134
Spirit Realty Capital, Inc. (d)	4,680	206,482
STAG Industrial, Inc. (d)	6,799	202,066
STORE Capital Corp. (d)	11,156	381,647
Summit Hotel Properties, Inc. (d)	5,699	63,316
Sun Communities, Inc. (d)	4,543	603,356
Sunstone Hotel Investors, Inc. (d)	12,264	162,007
Tanger Factory Outlet Centers, Inc. (d)	4,897	77,764
Taubman Centers, Inc. (d)	3,163	128,165
Terreno Realty Corp. (d)	3,334	162,899
UDR, Inc. (d)	14,976	689,795
UMH Properties, Inc. (d)	2,021	26,576
Uniti Group, Inc. (d)	9,903	83,383
Universal Health Realty Income Trust (d)	692	63,775
Urban Edge Properties (d)	6,246	104,496
Urstadt Biddle Properties, Inc., Class A (d)	1,339	28,909
Ventas, Inc. (d)	19,321	1,300,110
VEREIT, Inc. (d)	52,665	480,305
VICI Properties, Inc. (d)	24,067	513,590
Vornado Realty Trust (d)	9,331	600,170
Washington Prime Group, Inc. (d)	9,594	34,826
Washington REIT (d)	4,300	115,885
Weingarten Realty Investors (d)	6,530	182,252
Welltower, Inc. (d)	21,805	1,812,432
Weyerhaeuser Co. (d)	40,085	1,018,560
Whitestone REIT (d)	2,039	25,997
WP Carey, Inc. (d)	9,072	785,091
Xenia Hotels & Resorts, Inc. (d)	6,118	131,109

		62,069,882

Food & Staples Retailing 0.8%
Andersons, Inc. (The) (d)	1,641	44,061

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Food & Staples Retailing (continued)
BJ’s Wholesale Club Holdings, Inc. *(d)	5,550	$130,758
Casey’s General Stores, Inc. (d)	1,962	317,667
Chefs’ Warehouse, Inc. (The) *(d)	1,269	46,280
Costco Wholesale Corp. (d)	23,711	6,535,463
HF Foods Group, Inc. *(d)(e)	455	10,310
Ingles Markets, Inc., Class A (d)	769	24,208
Kroger Co. (The) (d)	42,712	903,786
Natural Grocers by Vitamin Cottage, Inc. *(d)	409	3,751
Performance Food Group Co. *(d)	5,521	242,096
PriceSmart, Inc. (d)	1,015	61,915
Rite Aid Corp. *(d)(e)	2,799	19,509
SpartanNash Co. (d)	1,917	22,659
Sprouts Farmers Market, Inc. *(d)	6,396	108,284
Sysco Corp. (d)	25,493	1,748,055
United Natural Foods, Inc. *(d)	2,788	27,490
US Foods Holding Corp. *(d)	11,407	403,466
Village Super Market, Inc., Class A (d)	373	9,336
Walgreens Boots Alliance, Inc. (d)	41,380	2,254,796
Walmart, Inc. (d)	75,545	8,338,657
Weis Markets, Inc. (d)	533	19,428

		21,271,975

Food Products 0.7%
Alico, Inc. (d)	180	5,742
Archer-Daniels-Midland Co. (d)	29,983	1,231,702
B&G Foods, Inc. (d)(e)	3,469	63,413
Beyond Meat, Inc. *(d)(e)	521	102,382
Bridgford Foods Corp. *(d)	77	2,747
Bunge Ltd. (d)	7,398	432,265
Calavo Growers, Inc. (d)(e)	873	77,208
Cal-Maine Foods, Inc. (d)	1,710	68,007
Campbell Soup Co. (d)	9,002	372,143
Conagra Brands, Inc. (d)	25,480	735,608
Darling Ingredients, Inc. *(d)	8,836	179,636
Dean Foods Co. (d)(e)	4,951	7,179
Farmer Brothers Co. *(d)	625	10,150
Flowers Foods, Inc. (d)	10,014	237,332
Fresh Del Monte Produce, Inc. (d)	1,601	48,558
Freshpet, Inc. *(d)	1,682	75,942
General Mills, Inc. (d)	32,102	1,704,937
Hain Celestial Group, Inc. (The) *(d)	4,971	108,219
Hershey Co. (The) (d)	7,681	1,165,515
Hormel Foods Corp. (d)	14,914	611,325
Hostess Brands, Inc. *(d)	5,378	75,937
Ingredion, Inc. (d)	3,584	277,007
J&J Snack Foods Corp. (d)	814	151,274
JM Smucker Co. (The) (d)	5,912	657,355
John B Sanfilippo & Son, Inc. (d)	471	40,935
Kellogg Co. (d)	13,038	759,072
Kraft Heinz Co. (The) (d)	33,241	1,064,044
Lamb Weston Holdings, Inc. (d)	7,853	527,093
Lancaster Colony Corp. (d)	1,012	157,690
Landec Corp. *(d)	1,104	12,332
Limoneira Co. (d)	894	17,692
McCormick & Co., Inc. (Non-Voting) (d)	6,520	1,033,681
Mondelez International, Inc., Class A (d)	76,259	4,079,094
Pilgrim’s Pride Corp. *(d)	2,815	76,174
Post Holdings, Inc. *(d)	3,492	374,412
Sanderson Farms, Inc. (d)	1,072	140,453
Seaboard Corp. (d)	14	57,143
Seneca Foods Corp., Class A *(d)	308	9,727
Simply Good Foods Co. (The) *(d)	3,819	103,991
Tootsie Roll Industries, Inc. (d)	741	27,684
TreeHouse Foods, Inc. *(d)	2,995	177,723
Tyson Foods, Inc., Class A (d)	15,306	1,216,827

		18,277,350

Gas Utilities 0.1%
Atmos Energy Corp. (d)	6,225	678,774
Chesapeake Utilities Corp. (d)	876	81,871
National Fuel Gas Co. (d)	4,382	209,197
New Jersey Resources Corp. (d)	4,752	236,982
Northwest Natural Holding Co. (d)	1,563	111,629
ONE Gas, Inc. (d)	2,804	255,669

Common Stocks (continued)
	Shares	Value

Gas Utilities (continued)
RGC Resources, Inc. (d)	337	$9,699
South Jersey Industries, Inc. (d)	4,956	168,752
Southwest Gas Holdings, Inc. (d)	2,872	255,349
Spire, Inc. (d)	2,664	219,540
UGI Corp. (d)	9,352	477,794

		2,705,256

Health Care Equipment & Supplies 2.2%
Abbott Laboratories (d)	92,735	8,077,219
ABIOMED, Inc. *(d)	2,394	666,873
Accuray, Inc. *(d)	4,946	20,476
Align Technology, Inc. *(d)	4,248	888,172
Alphatec Holdings, Inc. *(d)	1,361	6,397
AngioDynamics, Inc. *(d)	1,970	40,149
Antares Pharma, Inc. *(d)	9,243	29,485
Apyx Medical Corp. *(d)	1,514	10,961
AtriCure, Inc. *(d)	2,052	65,828
Atrion Corp. (d)	78	60,021
Avanos Medical, Inc. *(d)	2,525	102,818
Avedro, Inc. *(d)	230	4,246
Axogen, Inc. *(d)	1,771	31,843
Axonics Modulation Technologies, Inc. *(d)(e)	828	30,388
Baxter International, Inc. (d)	25,912	2,175,831
Becton Dickinson and Co. (d)	14,386	3,636,781
BioLife Solutions, Inc. *(d)	305	5,816
BioSig Technologies, Inc. *(d)(e)	705	5,295
Boston Scientific Corp. *(d)	74,682	3,170,998
Cantel Medical Corp. (d)	1,989	183,545
Cardiovascular Systems, Inc. *(d)	1,865	85,473
Cerus Corp. *(d)	7,375	43,144
Conformis, Inc. *(d)(e)	3,817	10,535
CONMED Corp. (d)	1,460	127,531
Cooper Cos., Inc. (The) (d)	2,623	885,000
Corindus Vascular Robotics, Inc. *(d)	5,406	13,677
CryoLife, Inc. *(d)	1,942	55,968
CryoPort, Inc. *(d)	1,463	29,948
Cutera, Inc. *(d)	813	20,780
CytoSorbents Corp. *(d)(e)	1,383	9,709
Danaher Corp. (d)	34,246	4,811,563
Dentsply Sirona, Inc. (d)	11,982	652,420
DexCom, Inc. *(d)	4,868	763,643
Edwards Lifesciences Corp. *(d)	11,124	2,367,743
ElectroCore, Inc. *(d)(e)	598	843
GenMark Diagnostics, Inc. *(d)	3,051	19,099
Glaukos Corp. *(d)	1,909	155,927
Globus Medical, Inc., Class A *(d)	4,065	185,283
Haemonetics Corp. *(d)	2,744	334,988
Heska Corp. *(d)	378	30,293
Hill-Rom Holdings, Inc. (d)	3,582	381,985
Hologic, Inc. *(d)	14,318	733,798
ICU Medical, Inc. *(d)	1,034	263,091
IDEXX Laboratories, Inc. *(d)	4,572	1,289,533
Inogen, Inc. *(d)	983	60,455
Insulet Corp. *(d)	3,176	390,457
Integer Holdings Corp. *(d)	1,740	152,302
Integra LifeSciences Holdings Corp. *(d)	3,806	241,262
IntriCon Corp. *(d)	369	6,635
Intuitive Surgical, Inc. *(d)	6,154	3,197,065
Invacare Corp. (d)	1,524	8,153
iRadimed Corp. *(d)	199	4,752
iRhythm Technologies, Inc. *(d)	1,330	110,576
Lantheus Holdings, Inc. *(d)	2,074	46,914
LeMaitre Vascular, Inc. (d)	880	29,119
LivaNova plc *(d)	2,608	200,946
Masimo Corp. *(d)	2,526	398,729
Medtronic plc (d)	72,418	7,382,291
Meridian Bioscience, Inc. (d)	2,282	27,270
Merit Medical Systems, Inc. *(d)	2,881	113,684
Mesa Laboratories, Inc. (d)	187	47,064
Misonix, Inc. *(d)	331	7,855
Natus Medical, Inc. *(d)	1,743	54,155
Neogen Corp. *(d)	2,755	196,707
Neuronetics, Inc. *(d)	600	7,146
Nevro Corp. *(d)	1,584	105,906

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
Novocure Ltd. *(d)	4,559	$379,400
NuVasive, Inc. *(d)	2,782	185,281
OraSure Technologies, Inc. *(d)	3,365	28,098
Orthofix Medical, Inc. *(d)	938	50,136
OrthoPediatrics Corp. *(d)	500	17,655
Penumbra, Inc. *(d)	1,700	284,920
Pulse Biosciences, Inc. *(d)(e)	507	6,621
Quidel Corp. *(d)	1,901	112,216
ResMed, Inc. (d)	7,662	986,099
Rockwell Medical, Inc. *(d)(e)	2,527	6,722
RTI Surgical Holdings, Inc. *(d)	3,416	14,552
SeaSpine Holdings Corp. *(d)	713	9,062
Senseonics Holdings, Inc. *(d)(e)	4,858	5,392
Shockwave Medical, Inc. *(d)(e)	365	17,856
SI-BONE, Inc. *(d)	929	16,703
Sientra, Inc. *(d)	1,030	6,283
Silk Road Medical, Inc. *(d)(e)	394	17,056
Soliton, Inc. *(d)(e)	99	1,201
STAAR Surgical Co. *(d)	2,383	69,846
STERIS plc (d)	4,512	671,656
Stryker Corp. (d)	18,461	3,872,749
Surmodics, Inc. *(d)	716	29,857
Tactile Systems Technology, Inc. *(d)	952	54,968
Tandem Diabetes Care, Inc. *(d)	2,933	186,040
Teleflex, Inc. (d)	2,478	841,876
TransEnterix, Inc. *(d)(e)	11,140	15,262
TransMedics Group, Inc. *(d)	299	7,095
Utah Medical Products, Inc. (d)	199	18,107
Vapotherm, Inc. *(d)	209	3,363
Varex Imaging Corp. *(d)	1,989	63,230
Varian Medical Systems, Inc. *(d)	4,904	575,582
ViewRay, Inc. *(d)	3,681	32,982
West Pharmaceutical Services, Inc. (d)	3,961	543,726
Wright Medical Group NV *(d)	6,767	195,296
Zimmer Biomet Holdings, Inc. (d)	11,040	1,491,835
Zynex, Inc. (d)(e)	709	5,899

		56,099,181

Health Care Providers & Services 1.6%
Acadia Healthcare Co., Inc. *(d)	4,684	149,607
Addus HomeCare Corp. *(d)	566	45,614
Amedisys, Inc. *(d)	1,687	232,620
American Renal Associates Holdings, Inc. *(d)	828	6,376
AmerisourceBergen Corp. (d)	8,175	712,451
AMN Healthcare Services, Inc. *(d)	2,477	132,222
Anthem, Inc. (d)	13,842	4,077,992
Apollo Medical Holdings, Inc. *(d)	283	4,330
Avalon GloboCare Corp. *(d)	979	2,046
BioScrip, Inc. *(d)	7,168	20,285
BioTelemetry, Inc. *(d)	1,793	84,181
Brookdale Senior Living, Inc. *(d)	10,011	77,986
Cardinal Health, Inc. (d)	16,041	733,555
Catasys, Inc. *(d)	317	5,522
Centene Corp. *(d)	21,832	1,137,229
Chemed Corp. (d)	835	338,501
Cigna Corp. (d)	20,037	3,404,687
Community Health Systems, Inc. *(d)(e)	3,862	7,917
CorVel Corp. *(d)	495	42,174
Covetrus, Inc. *(d)	5,224	123,652
Cross Country Healthcare, Inc. *(d)	2,030	19,265
CVS Health Corp. (d)	69,748	3,896,821
DaVita, Inc. *(d)	6,831	408,835
Diplomat Pharmacy, Inc. *(d)	3,060	16,126
Encompass Health Corp. (d)	5,244	334,777
Ensign Group, Inc. (The) (d)	2,718	163,787
Enzo Biochem, Inc. *(d)	2,001	7,824
Genesis Healthcare, Inc. *(d)	3,678	4,303
Guardant Health, Inc. *(d)	1,842	173,130
Hanger, Inc. *(d)	1,974	34,052
HCA Healthcare, Inc. (d)	14,414	1,924,413
HealthEquity, Inc. *(d)	3,558	291,685
Henry Schein, Inc. *(d)	7,823	520,542
Humana, Inc. (d)	7,261	2,154,702
Joint Corp. (The) *(d)	800	14,784

Common Stocks (continued)
	Shares	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings *(d)	5,296	$887,186
LHC Group, Inc. *(d)	1,627	205,946
Magellan Health, Inc. *(d)	976	68,652
McKesson Corp. (d)	10,348	1,437,855
MEDNAX, Inc. *(d)	4,534	111,400
Molina Healthcare, Inc. *(d)	3,328	441,892
National HealthCare Corp. (d)	646	56,590
National Research Corp. (d)	648	43,688
Owens & Minor, Inc. (d)	2,772	7,512
Patterson Cos., Inc. (d)	4,468	88,466
PetIQ, Inc. *(d)	964	33,007
Premier, Inc., Class A *(d)	2,793	108,229
Providence Service Corp. (The) *(d)	630	35,116
Quest Diagnostics, Inc. (d)	7,218	736,813
R1 RCM, Inc. *(d)	5,380	67,680
RadNet, Inc. *(d)	2,258	33,260
Select Medical Holdings Corp. *(d)	5,935	99,352
Surgery Partners, Inc. *(d)	1,072	8,179
Tenet Healthcare Corp. *(d)	5,508	129,824
Tivity Health, Inc. *(d)(e)	2,420	42,229
Triple-S Management Corp., Class B *(d)	1,245	29,855
UnitedHealth Group, Inc. (d)	50,917	12,678,842
Universal Health Services, Inc., Class B (d)	4,341	654,883
US Physical Therapy, Inc. (d)	672	86,742
WellCare Health Plans, Inc. *(d)	2,660	764,085

		40,161,276

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc. *(d)	8,849	91,145
Castlight Health, Inc., Class B *(d)	5,764	9,280
Cerner Corp. (d)	17,436	1,249,289
Change Healthcare, Inc. *	1,763	24,559
Computer Programs & Systems, Inc. (d)	710	18,325
Evolent Health, Inc., Class A *(d)	3,667	25,009
Health Catalyst, Inc. *	22	973
HealthStream, Inc. *(d)	1,391	39,282
HMS Holdings Corp. *(d)	4,676	163,192
Inovalon Holdings, Inc., Class A *(d)(e)	3,689	55,335
Inspire Medical Systems, Inc. *(d)	740	50,046
Livongo Health, Inc. *	47	2,080
Medidata Solutions, Inc. *(d)	3,233	295,399
NextGen Healthcare, Inc. *(d)	2,841	46,479
Omnicell, Inc. *(d)	2,200	165,462
OptimizeRx Corp. *(d)	553	8,345
Phreesia, Inc. *	48	1,312
Simulations Plus, Inc. (d)	670	26,009
Tabula Rasa HealthCare, Inc. *(d)(e)	1,054	63,525
Teladoc Health, Inc. *(d)(e)	3,680	251,123
Veeva Systems, Inc., Class A *(d)	6,846	1,135,751
Vocera Communications, Inc. *(d)	1,695	43,511

		3,765,431

Hotels, Restaurants & Leisure 1.4%
Aramark (d)	13,166	476,478
BBX Capital Corp. (d)	2,950	12,715
Biglari Holdings, Inc., Class B *(d)	36	3,269
BJ’s Restaurants, Inc. (d)	1,151	45,695
Bloomin’ Brands, Inc. (d)	4,899	83,430
Bluegreen Vacations Corp. (d)	325	3,351
Boyd Gaming Corp. (d)	4,328	114,649
Brinker International, Inc. (d)(e)	2,011	80,138
Caesars Entertainment Corp. *(d)	30,673	363,168
Carnival Corp. (d)	21,480	1,014,500
Carrols Restaurant Group, Inc. *(d)	1,991	18,556
Century Casinos, Inc. *(d)	1,610	15,891
Cheesecake Factory, Inc. (The) (d)	2,293	98,783
Chipotle Mexican Grill, Inc. *(d)	1,378	1,096,240
Choice Hotels International, Inc. (d)	1,788	153,428
Churchill Downs, Inc. (d)	1,876	224,463
Chuy’s Holdings, Inc. *(d)	924	21,853
Cracker Barrel Old Country Store, Inc. (d)(e)	1,031	179,095

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc. (d)	6,624	$805,213
Dave & Buster’s Entertainment, Inc. (d)	1,967	79,959
Del Frisco’s Restaurant Group, Inc. *(d)	1,964	15,633
Del Taco Restaurants, Inc. *(d)	1,606	19,465
Denny’s Corp. *(d)	3,072	69,397
Dine Brands Global, Inc. (d)	900	73,881
Domino’s Pizza, Inc. (d)	2,209	540,167
Drive Shack, Inc. *(d)	3,287	17,158
Dunkin’ Brands Group, Inc. (d)	4,447	356,472
El Pollo Loco Holdings, Inc. *(d)	976	9,604
Eldorado Resorts, Inc. *(d)(e)	3,545	159,950
Empire Resorts, Inc. *(d)	171	1,671
Everi Holdings, Inc. *(d)	3,729	44,785
Extended Stay America, Inc. (d)	10,205	170,628
Fiesta Restaurant Group, Inc. *(d)	1,402	13,389
Golden Entertainment, Inc. *(d)	824	11,553
Habit Restaurants, Inc. (The), Class A *(d)	931	9,310
Hilton Grand Vacations, Inc. *(d)	4,870	159,249
Hilton Worldwide Holdings, Inc. (d)	15,467	1,493,339
Hyatt Hotels Corp., Class A (d)	2,025	156,634
Inspired Entertainment, Inc. *(d)	394	3,144
International Game Technology plc (d)	5,319	71,009
International Speedway Corp., Class A (d)	1,218	54,907
J Alexander’s Holdings, Inc. *(d)	580	6,247
Jack in the Box, Inc. (d)	1,383	99,341
Las Vegas Sands Corp. (d)	18,353	1,109,255
Lindblad Expeditions Holdings, Inc. *(d)	1,251	23,556
Marriott International, Inc., Class A (d)	14,932	2,076,444
Marriott Vacations Worldwide Corp. (d)	2,375	242,796
McDonald’s Corp. (d)	41,265	8,695,361
MGM Resorts International (d)	28,019	841,130
Monarch Casino & Resort, Inc. *(d)	613	28,854
Nathan’s Famous, Inc. (d)	130	9,179
Noodles & Co. *(d)	1,286	9,529
Norwegian Cruise Line Holdings Ltd. *(d)	11,529	569,994
Papa John’s International, Inc. (d)(e)	1,150	51,083
Penn National Gaming, Inc. *(d)	5,955	116,242
Planet Fitness, Inc., Class A *(d)	4,545	357,510
PlayAGS, Inc. *(d)	1,440	27,014
Potbelly Corp. *(d)	952	3,960
RCI Hospitality Holdings, Inc. (d)	538	9,119
Red Lion Hotels Corp. *(d)	1,079	7,326
Red Robin Gourmet Burgers, Inc. *(d)	710	23,444
Red Rock Resorts, Inc., Class A (d)	3,750	78,150
Royal Caribbean Cruises Ltd. (d)	9,235	1,074,400
Ruth’s Hospitality Group, Inc. (d)	1,577	35,120
Scientific Games Corp. *(d)	2,954	60,409
SeaWorld Entertainment, Inc. *(d)	2,702	82,600
Shake Shack, Inc., Class A *(d)	1,514	113,035
Six Flags Entertainment Corp. (d)	4,316	228,014
Speedway Motorsports, Inc. (d)	513	10,157
Starbucks Corp. (d)	65,187	6,172,557
Target Hospitality Corp. *(d)(e)	1,896	16,116
Texas Roadhouse, Inc. (d)	3,636	200,816
Twin River Worldwide Holdings, Inc. (d)	1,131	29,847
Vail Resorts, Inc. (d)	2,162	532,976
Wendy’s Co. (The) (d)	9,990	181,718
Wingstop, Inc. (d)	1,579	150,937
Wyndham Destinations, Inc. (d)	4,975	234,124
Wyndham Hotels & Resorts, Inc. (d)	5,153	291,402
Wynn Resorts Ltd. (d)	5,259	684,038
Yum China Holdings, Inc. (d)	19,541	889,116
Yum! Brands, Inc. (d)	16,391	1,844,315

		35,559,450

Household Durables 0.3%
Bassett Furniture Industries, Inc. (d)	448	5,725
Beazer Homes USA, Inc. *(d)	1,740	20,393
Cavco Industries, Inc. *(d)	459	81,404
Century Communities, Inc. *(d)	1,439	39,673
DR Horton, Inc. (d)	18,328	841,805
Ethan Allen Interiors, Inc. (d)	1,336	27,495
Flexsteel Industries, Inc. (d)	333	6,117
Garmin Ltd. (d)	7,813	614,024
GoPro, Inc., Class A *(d)	6,641	35,131

Common Stocks (continued)
	Shares	Value

Household Durables (continued)
Green Brick Partners, Inc. *(d)	1,096	$10,313
Hamilton Beach Brands Holding Co., Class A (d)	298	4,890
Helen of Troy Ltd. *(d)	1,343	199,140
Hooker Furniture Corp. (d)	705	14,699
Installed Building Products, Inc. *(d)	1,224	65,215
iRobot Corp. *(d)(e)	1,474	107,749
KB Home (d)	4,594	120,684
La-Z-Boy, Inc. (d)	2,439	80,463
Legacy Housing Corp. *(d)	211	2,657
Leggett & Platt, Inc. (d)	7,080	282,988
Lennar Corp., Class A (d)	15,620	736,258
LGI Homes, Inc. *(d)	1,067	74,999
Lifetime Brands, Inc. (d)	521	4,600
Lovesac Co. (The) *(d)	264	5,660
M/I Homes, Inc. *(d)	1,428	50,508
MDC Holdings, Inc. (d)	2,661	96,169
Meritage Homes Corp. *(d)	1,917	120,407
Mohawk Industries, Inc. *(d)	3,204	399,507
Newell Brands, Inc. (d)	20,452	290,214
NVR, Inc. *(d)	165	551,783
PulteGroup, Inc. (d)	13,806	435,027
Purple Innovation, Inc. *(d)	174	1,150
Roku, Inc. *(d)	4,418	456,512
Skyline Champion Corp. *(d)	2,641	75,269
Sonos, Inc. *(d)(e)	3,740	40,579
Taylor Morrison Home Corp. *(d)	5,757	129,648
Tempur Sealy International, Inc. *(d)	2,469	198,063
Toll Brothers, Inc. (d)	7,190	258,624
TopBuild Corp. *(d)	1,817	147,413
TRI Pointe Group, Inc. *(d)	7,700	105,413
Tupperware Brands Corp. (d)	2,647	40,526
Universal Electronics, Inc. *(d)	700	29,974
Whirlpool Corp. (d)	3,321	483,139
William Lyon Homes, Class A *(d)	1,700	33,388
ZAGG, Inc. *(d)	1,263	8,374

		7,333,769

Household Products 1.0%
Central Garden & Pet Co. *(d)	2,389	67,156
Church & Dwight Co., Inc. (d)	13,271	1,001,164
Clorox Co. (The) (d)	6,860	1,115,436
Colgate-Palmolive Co. (d)	45,101	3,235,546
Energizer Holdings, Inc. (d)(e)	3,418	143,829
Kimberly-Clark Corp. (d)	18,362	2,490,805
Oil-Dri Corp. of America (d)	232	8,220
Procter & Gamble Co. (The) (d)	132,937	15,691,883
Spectrum Brands Holdings, Inc. (d)	1,903	95,359
WD-40 Co. (d)	742	134,718

		23,984,116

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (d)	35,694	599,302
Atlantic Power Corp. *(d)	4,805	11,484
Clearway Energy, Inc., Class A (d)	5,814	103,183
NRG Energy, Inc. (d)	14,373	490,694
Ormat Technologies, Inc. (d)	2,126	139,359
Pattern Energy Group, Inc., Class A (d)	4,764	109,239
TerraForm Power, Inc., Class A (d)	3,879	59,775
Vistra Energy Corp. (d)	22,421	481,155

		1,994,191

Industrial Conglomerates 0.8%
3M Co. (d)	30,064	5,252,782
Carlisle Cos., Inc. (d)	3,009	433,928
General Electric Co. (d)	462,265	4,830,669
Honeywell International, Inc. (d)	39,138	6,749,739
Raven Industries, Inc. (d)	1,936	70,161
Roper Technologies, Inc. (d)	5,515	2,005,530

		19,342,809

Insurance 1.7%
Aflac, Inc. (d)	39,755	2,092,703
Alleghany Corp. *(d)	756	518,412

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Insurance (continued)
Allstate Corp. (The) (d)	17,930	$1,925,682
Ambac Financial Group, Inc. *(d)	2,372	43,218
American Equity Investment Life Holding Co. (d)	4,586	118,319
American Financial Group, Inc. (d)	3,967	406,141
American International Group, Inc. (d)	46,943	2,628,339
American National Insurance Co. (d)	411	49,739
AMERISAFE, Inc. (d)	862	56,082
Aon plc (d)	12,808	2,423,914
Arch Capital Group Ltd. *(d)	20,635	798,368
Argo Group International Holdings Ltd. (d)	1,767	120,933
Arthur J Gallagher & Co. (d)	9,911	896,252
Assurant, Inc. (d)	3,312	375,448
Assured Guaranty Ltd. (d)	5,373	234,746
Athene Holding Ltd., Class A *(d)	8,095	330,762
Axis Capital Holdings Ltd. (d)	4,448	283,204
Brighthouse Financial, Inc. *(d)	6,218	243,559
Brown & Brown, Inc. (d)	12,436	446,826
Chubb Ltd. (d)	24,490	3,743,052
Cincinnati Financial Corp. (d)	8,255	886,009
Citizens, Inc. *(d)(e)	2,748	20,473
CNA Financial Corp. (d)	1,559	74,661
CNO Financial Group, Inc. (d)	8,721	147,472
Crawford & Co., Class A (d)	746	7,706
Donegal Group, Inc., Class A (d)	463	6,876
eHealth, Inc. *(d)	1,179	122,321
EMC Insurance Group, Inc. (d)	529	19,012
Employers Holdings, Inc. (d)	1,424	62,514
Enstar Group Ltd. *(d)	624	110,542
Erie Indemnity Co., Class A (d)	1,327	295,616
Everest Re Group Ltd. (d)	2,165	533,976
FBL Financial Group, Inc., Class A (d)	555	34,799
FedNat Holding Co. (d)	521	6,507
Fidelity National Financial, Inc. (d)	14,246	610,868
First American Financial Corp. (d)	5,888	340,444
Genworth Financial, Inc., Class A *(d)	27,114	108,185
Global Indemnity Ltd. (d)	403	11,401
Goosehead Insurance, Inc., Class A (d)	600	27,006
Greenlight Capital Re Ltd., Class A *(d)	1,730	14,446
Hallmark Financial Services, Inc. *(d)	586	9,083
Hanover Insurance Group, Inc. (The) (d)	2,189	283,935
Hartford Financial Services Group, Inc. (The) (d)	19,410	1,118,598
HCI Group, Inc. (d)	388	15,555
Health Insurance Innovations, Inc., Class A *(d)(e)	455	10,005
Heritage Insurance Holdings, Inc. (d)	1,454	19,542
Horace Mann Educators Corp. (d)	2,236	97,132
Independence Holding Co. (d)	223	8,452
Investors Title Co. (d)	86	14,113
James River Group Holdings Ltd. (d)	1,534	73,371
Kemper Corp. (d)	3,229	284,217
Kinsale Capital Group, Inc. (d)	1,053	94,623
Lincoln National Corp. (d)	10,869	710,180
Loews Corp. (d)	14,173	758,822
Markel Corp. *(d)	728	810,941
Marsh & McLennan Cos., Inc. (d)	27,283	2,695,560
MBIA, Inc. *(d)	4,593	42,853
Mercury General Corp. (d)	1,475	83,647
MetLife, Inc. (d)	43,338	2,141,764
National General Holdings Corp. (d)	3,663	90,586
National Western Life Group, Inc., Class A (d)	126	33,894
NI Holdings, Inc. *(d)	426	7,161
Old Republic International Corp. (d)	15,202	346,758
Palomar Holdings, Inc. *(d)	372	10,658
Primerica, Inc. (d)	2,274	278,997
Principal Financial Group, Inc. (d)	14,913	865,551
ProAssurance Corp. (d)	2,753	107,615
Progressive Corp. (The) (d)	31,381	2,541,233
ProSight Global, Inc. *	764	13,026
Protective Insurance Corp., Class B (d)	423	7,001
Prudential Financial, Inc. (d)	21,740	2,202,479
Reinsurance Group of America, Inc. (d)	3,374	526,074

Common Stocks (continued)
	Shares	Value

Insurance (continued)
RenaissanceRe Holdings Ltd. (d)	2,348	$425,340
RLI Corp. (d)	2,157	194,410
Safety Insurance Group, Inc. (d)	758	74,784
Selective Insurance Group, Inc. (d)	2,903	218,306
State Auto Financial Corp. (d)	980	33,888
Stewart Information Services Corp. (d)	1,248	47,212
Third Point Reinsurance Ltd. *(d)	4,183	42,165
Tiptree, Inc. (d)	1,116	7,622
Torchmark Corp. (d)	5,837	533,035
Travelers Cos., Inc. (The) (d)	14,036	2,057,958
Trupanion, Inc. *(d)(e)	1,532	49,269
United Fire Group, Inc. (d)	1,178	61,574
United Insurance Holdings Corp. (d)	1,196	13,551
Universal Insurance Holdings, Inc. (d)	1,719	42,648
Unum Group (d)	11,451	365,859
Watford Holdings Ltd. *(d)	1,103	20,913
White Mountains Insurance Group Ltd. (d)	167	179,692
Willis Towers Watson plc (d)	6,888	1,344,675
WR Berkley Corp. (d)	7,637	529,931

		43,722,791

Interactive Media & Services 2.7%
Alphabet, Inc., Class A *(d)	32,444	39,498,435
Care.com, Inc. *(d)	972	10,653
Cargurus, Inc. *(d)	3,972	148,036
Cars.com, Inc. *(d)	3,629	68,951
DHI Group, Inc. *(d)	2,309	8,497
Eventbrite, Inc., Class A *(d)(e)	1,964	34,743
EverQuote, Inc., Class A *(d)	382	5,680
Facebook, Inc., Class A *(d)	128,568	24,971,763
IAC/InterActiveCorp *(d)	3,994	954,766
Liberty TripAdvisor Holdings, Inc., Class A *(d)	3,983	46,004
Match Group, Inc. (d)(e)	2,937	221,127
Meet Group, Inc. (The) *(d)	4,442	15,280
QuinStreet, Inc. *(d)	2,394	38,998
Travelzoo *(d)	240	3,019
TripAdvisor, Inc. *(d)	5,674	250,507
TrueCar, Inc. *(d)	5,367	27,264
Twitter, Inc. *(d)	40,493	1,713,259
Yelp, Inc. *(d)	4,018	140,831
Zillow Group, Inc., Class A *(d)(e)	9,414	469,971

		68,627,784

Internet & Direct Marketing Retail 2.0%
1-800-Flowers.com, Inc., Class A *(d)	1,343	26,296
Amazon.com, Inc. *(d)	22,224	41,487,319
Booking Holdings, Inc. *(d)	2,324	4,384,482
Duluth Holdings, Inc., Class B *(d)	485	5,893
eBay, Inc. (d)	44,160	1,818,950
Etsy, Inc. *(d)	6,251	418,942
Expedia Group, Inc. (d)	7,453	989,316
Groupon, Inc. *(d)	24,218	76,287
GrubHub, Inc. *(d)	4,901	331,455
Lands’ End, Inc. *(d)	478	5,210
Leaf Group Ltd. *(d)	786	4,795
Liquidity Services, Inc. *(d)	1,225	7,987
Overstock.com, Inc. *(d)(e)	1,213	27,317
PetMed Express, Inc. (d)(e)	1,141	19,819
Quotient Technology, Inc. *(d)	4,151	43,668
Qurate Retail, Inc. *(d)	21,140	298,920
Revolve Group, Inc. *	1,427	49,189
Rubicon Project, Inc. (The) *(d)	2,771	21,087
Shutterfly, Inc. *(d)	1,838	93,168
Shutterstock, Inc. (d)	1,047	40,173
Stamps.com, Inc. *(d)	757	36,147
Stitch Fix, Inc., Class A *(d)	2,244	58,523
Waitr Holdings, Inc. *(d)(e)	2,927	13,435
Wayfair, Inc., Class A *(d)	3,329	436,632

		50,695,010

IT Services 3.4%
Accenture plc, Class A (d)	34,320	6,609,346
Akamai Technologies, Inc. *(d)	8,631	760,650

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Alliance Data Systems Corp. (d)	2,398	$376,294
Amdocs Ltd. (d)	7,382	472,374
Automatic Data Processing, Inc. (d)	23,416	3,899,232
Black Knight, Inc. *(d)	7,711	488,260
Booz Allen Hamilton Holding Corp. (d)	7,360	506,000
Brightcove, Inc. *(d)	2,074	25,883
Broadridge Financial Solutions, Inc. (d)	6,232	792,212
CACI International, Inc., Class A *(d)	1,318	283,568
Carbonite, Inc. *(d)	1,770	31,736
Cardtronics plc, Class A *(d)	2,091	59,552
Cass Information Systems, Inc. (d)	760	38,692
Cognizant Technology Solutions Corp., Class A (d)	30,419	1,981,494
Conduent, Inc. *(d)	9,297	84,603
CoreLogic, Inc. *(d)	4,342	197,865
CSG Systems International, Inc. (d)	1,772	90,797
DXC Technology Co. (d)	14,463	806,601
Endurance International Group Holdings, Inc. *(d)	3,963	18,785
EPAM Systems, Inc. *(d)	2,777	538,155
Euronet Worldwide, Inc. *(d)	2,692	419,710
EVERTEC, Inc. (d)	3,245	103,905
Evo Payments, Inc., Class A *(d)	1,673	52,064
Exela Technologies, Inc. *(d)	2,010	5,326
ExlService Holdings, Inc. *(d)	1,804	124,097
Fidelity National Information Services, Inc. (d)	32,806	4,371,363
Fiserv, Inc. *(d)	30,420	3,207,139
FleetCor Technologies, Inc. *(d)	4,597	1,306,329
Gartner, Inc. *(d)	4,697	654,433
Genpact Ltd. (d)	8,773	348,113
Global Payments, Inc. (d)	8,426	1,414,894
GoDaddy, Inc., Class A *(d)	9,445	693,074
GTT Communications, Inc. *(d)(e)	1,756	21,248
Hackett Group, Inc. (The) (d)	1,332	21,871
I3 Verticals, Inc., Class A *(d)	548	15,656
Information Services Group, Inc. *(d)	1,546	4,205
International Business Machines Corp. (d)	47,773	7,081,869
International Money Express, Inc. *(d)	585	8,096
Jack Henry & Associates, Inc. (d)	4,129	576,821
KBR, Inc. (d)	7,583	200,040
Leidos Holdings, Inc. (d)	7,324	601,300
Limelight Networks, Inc. *(d)	6,355	17,222
LiveRamp Holdings, Inc. *(d)	3,656	192,635
ManTech International Corp., Class A (d)	1,430	98,355
Mastercard, Inc., Class A (d)	48,384	13,173,512
MAXIMUS, Inc. (d)	3,383	248,684
MongoDB, Inc. *(d)	1,290	184,754
NIC, Inc. (d)	3,513	63,726
Okta, Inc. *(d)	5,508	720,612
Paychex, Inc. (d)	17,170	1,425,968
PayPal Holdings, Inc. *(d)	63,273	6,985,339
Paysign, Inc. *(d)(e)	1,681	23,719
Perficient, Inc. *(d)	1,739	59,422
Perspecta, Inc. (d)	7,615	177,658
Presidio, Inc. (d)	2,496	34,944
PRGX Global, Inc. *(d)	968	5,430
Priority Technology Holdings, Inc. *(d)	296	2,297
Sabre Corp. (d)	14,865	349,476
Science Applications International Corp. (d)	3,172	270,794
Square, Inc., Class A *(d)	17,887	1,438,294
StarTek, Inc. *(d)	735	4,932
Switch, Inc., Class A (d)	3,175	43,085
Sykes Enterprises, Inc. *(d)	2,064	58,391
Total System Services, Inc. (d)	9,403	1,276,175
TTEC Holdings, Inc. (d)	764	35,847
Tucows, Inc., Class A *(d)(e)	524	25,639
Twilio, Inc., Class A *(d)	6,229	866,516
Unisys Corp. *(d)	2,753	34,110
USA Technologies, Inc. *(d)(e)	3,194	21,017
VeriSign, Inc. *(d)	5,656	1,193,925
Verra Mobility Corp. *(d)(e)	5,299	73,391
Virtusa Corp. *(d)	1,565	69,924
Visa, Inc., Class A (d)	93,741	16,685,898

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Western Union Co. (The) (d)	23,180	$486,780
WEX, Inc. *(d)	2,315	504,832

		86,146,955

Leisure Products 0.1%
Acushnet Holdings Corp. (d)	1,893	48,385
American Outdoor Brands Corp. *(d)	2,894	27,898
Brunswick Corp. (d)	4,648	228,496
Callaway Golf Co. (d)	5,005	91,792
Clarus Corp. (d)	1,056	15,175
Escalade, Inc. (d)	481	5,546
Hasbro, Inc. (d)	6,139	743,801
Johnson Outdoors, Inc., Class A (d)	273	18,561
Malibu Boats, Inc., Class A *(d)	1,120	33,745
Marine Products Corp. (d)	334	5,364
MasterCraft Boat Holdings, Inc. *(d)	1,018	16,899
Mattel, Inc. *(d)(e)	18,425	269,005
Polaris Industries, Inc. (d)	3,100	293,477
Sturm Ruger & Co., Inc. (d)	883	49,889
Vista Outdoor, Inc. *(d)	3,083	22,198
YETI Holdings, Inc. *(d)(e)	1,664	57,841

		1,928,072

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc. *(d)(e)	1,481	27,665
Agilent Technologies, Inc. (d)	17,147	1,190,173
Bio-Rad Laboratories, Inc., Class A *(d)	1,146	360,875
Bio-Techne Corp. (d)	2,022	424,923
Bruker Corp. (d)	5,593	267,625
Cambrex Corp. *(d)	1,814	79,453
Charles River Laboratories International, Inc. *(d)	2,585	347,786
ChromaDex Corp. *(d)	1,739	8,052
Codexis, Inc. *(d)	2,732	50,187
Fluidigm Corp. *(d)	3,729	43,816
Illumina, Inc. *(d)	7,908	2,367,497
IQVIA Holdings, Inc. *(d)	9,604	1,528,669
Luminex Corp. (d)	2,158	46,893
Medpace Holdings, Inc. *(d)	1,489	117,274
Mettler-Toledo International, Inc. *(d)	1,316	995,883
NanoString Technologies, Inc. *(d)	1,779	58,458
NeoGenomics, Inc. *(d)	4,704	114,637
Pacific Biosciences of California, Inc. *(d)	7,360	39,744
PerkinElmer, Inc. (d)	5,941	511,639
PRA Health Sciences, Inc. *(d)	3,165	316,215
QIAGEN NV *(d)	11,910	449,245
Quanterix Corp. *(d)	548	16,977
Syneos Health, Inc. *(d)	3,344	170,845
Thermo Fisher Scientific, Inc. (d)	21,437	5,952,626
Waters Corp. *(d)	3,712	781,599

		16,268,756

Machinery 1.2%
Actuant Corp., Class A (d)	3,050	69,845
AGCO Corp. (d)	3,416	263,032
Alamo Group, Inc. (d)	532	52,077
Albany International Corp., Class A (d)	1,547	133,027
Allison Transmission Holdings, Inc. (d)	6,166	283,328
Altra Industrial Motion Corp. (d)	3,460	99,406
Astec Industries, Inc. (d)	1,230	40,209
Barnes Group, Inc. (d)	2,557	133,066
Blue Bird Corp. *(d)	881	18,254
Briggs & Stratton Corp. (d)	2,215	21,109
Caterpillar, Inc. (d)	29,813	3,925,478
Chart Industries, Inc. *(d)	1,901	143,583
CIRCOR International, Inc. *(d)	1,047	39,786
Colfax Corp. *(d)	4,990	138,123
Columbus McKinnon Corp. (d)	1,228	47,204
Commercial Vehicle Group, Inc. *(d)	1,371	11,133
Crane Co. (d)	2,722	227,831
Cummins, Inc. (d)	8,303	1,361,692
Deere & Co. (d)	17,155	2,841,726
Donaldson Co., Inc. (d)	6,871	343,206
Douglas Dynamics, Inc. (d)	1,198	49,238

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Dover Corp. (d)	7,789	$754,365
Eastern Co. (The) (d)	243	6,138
Energy Recovery, Inc. *(d)	2,044	22,443
EnPro Industries, Inc. (d)	1,111	78,925
ESCO Technologies, Inc. (d)	1,390	116,148
Evoqua Water Technologies Corp. *(d)	4,067	57,833
Federal Signal Corp. (d)	3,235	100,770
Flowserve Corp. (d)	7,017	351,060
Fortive Corp. (d)	15,879	1,207,598
Franklin Electric Co., Inc. (d)	2,504	117,337
Gardner Denver Holdings, Inc. *(d)	7,034	231,911
Gates Industrial Corp. plc *(d)	2,487	27,307
Gencor Industries, Inc. *(d)	412	5,257
Gorman-Rupp Co. (The) (d)	957	31,792
Graco, Inc. (d)	8,910	428,393
Graham Corp. (d)	434	9,396
Greenbrier Cos., Inc. (The) (d)	1,761	50,910
Harsco Corp. *(d)	4,283	100,479
Helios Technologies, Inc. (d)	1,594	74,854
Hillenbrand, Inc. (d)	3,348	112,794
Hurco Cos., Inc. (d)	288	9,847
Hyster-Yale Materials Handling, Inc. (d)	545	33,703
IDEX Corp. (d)	4,064	683,646
Illinois Tool Works, Inc. (d)	17,484	2,696,557
Ingersoll-Rand plc (d)	12,944	1,600,655
ITT, Inc. (d)	4,723	294,810
John Bean Technologies Corp. (d)	1,669	198,044
Kadant, Inc. (d)	573	53,553
Kennametal, Inc. (d)	4,399	152,117
LB Foster Co., Class A *(d)	599	14,478
Lincoln Electric Holdings, Inc. (d)	3,230	273,000
Lindsay Corp. (d)	559	50,992
Luxfer Holdings plc (d)	1,458	28,898
Lydall, Inc. *(d)	962	22,703
Manitowoc Co., Inc. (The) *(d)	1,905	34,195
Meritor, Inc. *(d)	4,299	106,314
Middleby Corp. (The) *(d)	2,987	401,393
Milacron Holdings Corp. *(d)	3,633	61,180
Miller Industries, Inc. (d)	625	19,512
Mueller Industries, Inc. (d)	2,992	90,328
Mueller Water Products, Inc., Class A (d)	8,505	86,496
Navistar International Corp. *(d)	2,651	82,817
NN, Inc. (d)	2,311	18,973
Nordson Corp. (d)	3,089	437,588
Omega Flex, Inc. (d)	131	9,964
Oshkosh Corp. (d)	3,728	311,549
PACCAR, Inc. (d)	18,257	1,280,546
Parker-Hannifin Corp. (d)	6,882	1,204,901
Park-Ohio Holdings Corp. (d)	516	15,790
Pentair plc (d)	9,173	356,004
Proto Labs, Inc. *(d)	1,453	151,257
RBC Bearings, Inc. *(d)	1,301	211,660
REV Group, Inc. (d)	1,497	21,811
Rexnord Corp. *(d)	5,664	165,899
Snap-on, Inc. (d)	2,948	449,894
Spartan Motors, Inc. (d)	1,867	22,441
SPX Corp. *(d)	2,301	80,305
SPX FLOW, Inc. *(d)	2,259	91,625
Standex International Corp. (d)	662	46,585
Stanley Black & Decker, Inc. (d)	8,167	1,205,368
Tennant Co. (d)	977	74,359
Terex Corp. (d)	3,400	103,530
Timken Co. (The) (d)	3,605	164,785
Titan International, Inc. (d)	3,087	11,669
Toro Co. (The) (d)	5,687	414,127
TriMas Corp. *(d)	2,488	74,615
Trinity Industries, Inc. (d)	5,771	113,112
Twin Disc, Inc. *(d)	458	5,528
Wabash National Corp. (d)	2,971	47,031
WABCO Holdings, Inc. *(d)	2,763	365,849
Wabtec Corp. (d)	8,581	666,572
Watts Water Technologies, Inc., Class A (d)	1,476	137,017
Welbilt, Inc. *(d)	6,935	113,873
Woodward, Inc. (d)	2,953	330,854

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Xylem, Inc. (d)	9,635	$773,594

		30,601,976

Marine 0.0%†
Costamare, Inc. (d)	2,947	17,770
Eagle Bulk Shipping, Inc. *(d)	1,999	9,255
Genco Shipping & Trading Ltd. *(d)	686	6,599
Kirby Corp. *(d)	3,187	249,733
Matson, Inc. (d)	2,282	93,357
Safe Bulkers, Inc. *(d)	2,322	4,714
Scorpio Bulkers, Inc. (d)	3,265	19,623

		401,051

Media 0.9%
Altice USA, Inc., Class A *(d)	17,739	457,844
AMC Networks, Inc., Class A *(d)	2,351	125,496
Boston Omaha Corp., Class A *(d)(e)	453	9,581
Cable One, Inc. (d)	237	288,382
Cardlytics, Inc. *(d)(e)	770	21,868
cbdMD, Inc. *(d)	425	1,849
CBS Corp. (Non-Voting), Class B (d)	17,826	918,217
Central European Media Enterprises Ltd., Class A *(d)	4,883	22,950
Charter Communications, Inc., Class A *(d)	8,577	3,305,404
Clear Channel Outdoor Holdings, Inc. *	15,926	48,256
Comcast Corp., Class A (d)	242,733	10,478,784
comScore, Inc. *(d)	2,886	9,524
Cumulus Media, Inc., Class A *(d)	854	12,904
Daily Journal Corp. *(d)	52	12,901
Discovery, Inc., Class A *(d)	27,208	785,821
DISH Network Corp., Class A *(d)	11,990	405,981
Emerald Expositions Events, Inc. (d)	1,456	15,521
Entercom Communications Corp., Class A (d)	6,653	37,789
Entravision Communications Corp., Class A (d)	2,739	8,929
EW Scripps Co. (The), Class A (d)	2,882	44,181
Fluent, Inc. *(d)	1,930	10,036
Fox Corp., Class A (d)	27,685	1,032,147
Gannett Co., Inc. (d)	5,450	55,862
Gray Television, Inc. *(d)	4,906	87,081
Hemisphere Media Group, Inc. *(d)	763	9,393
Interpublic Group of Cos., Inc. (The) (d)	20,769	476,025
John Wiley & Sons, Inc., Class A (d)	2,399	109,178
Lee Enterprises, Inc. *(d)	2,405	5,219
Liberty Broadband Corp., Class A *(d)	6,909	685,803
Liberty Latin America Ltd., Class A *(d)	8,005	131,261
Liberty Media Corp-Liberty SiriusXM *(d)	13,055	545,423
Loral Space & Communications, Inc. *(d)	716	26,342
Marchex, Inc., Class B *(d)	1,563	6,799
MDC Partners, Inc., Class A *(d)	2,564	6,410
Meredith Corp. (d)	2,159	118,443
MSG Networks, Inc., Class A *(d)	3,184	60,464
National CineMedia, Inc. (d)	3,618	25,760
New Media Investment Group, Inc. (d)	3,277	35,293
New York Times Co. (The), Class A (d)	8,746	312,057
News Corp., Class A (d)	27,244	360,523
Nexstar Media Group, Inc., Class A (d)	2,397	243,943
Omnicom Group, Inc. (d)	11,760	943,387
Saga Communications, Inc., Class A (d)	170	5,307
Scholastic Corp. (d)	1,588	54,262
Sinclair Broadcast Group, Inc., Class A (d)	3,261	163,865
Sirius XM Holdings, Inc. (d)(e)	74,345	465,400
TechTarget, Inc. *(d)	1,225	28,200
TEGNA, Inc. (d)	11,677	177,374
Tribune Media Co., Class A (d)	4,704	218,595
Tribune Publishing Co. (d)	793	6,558
WideOpenWest, Inc. *(d)	1,122	8,516

		23,427,108

Metals & Mining 0.3%
AK Steel Holding Corp. *(d)(e)	16,676	47,026

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Metals & Mining (continued)
Alcoa Corp. *(d)	9,993	$224,743
Allegheny Technologies, Inc. *(d)	6,750	146,947
Carpenter Technology Corp. (d)	2,527	113,740
Century Aluminum Co. *(d)	2,935	21,103
Cleveland-Cliffs, Inc. (d)(e)	15,066	160,604
Coeur Mining, Inc. *(d)	10,777	49,574
Commercial Metals Co. (d)	6,273	109,840
Compass Minerals International, Inc. (d)	1,827	102,038
Freeport-McMoRan, Inc. (d)	77,827	860,767
Gold Resource Corp. (d)	2,570	9,226
Haynes International, Inc. (d)	691	20,564
Hecla Mining Co. (d)	26,348	48,744
Kaiser Aluminum Corp. (d)	853	82,118
Materion Corp. (d)	1,063	66,044
Mayville Engineering Co., Inc. *(d)	293	3,859
Newmont Goldcorp Corp. (d)	43,865	1,601,950
Novagold Resources, Inc. *(d)	12,254	75,607
Nucor Corp. (d)	16,419	892,865
Olympic Steel, Inc. (d)	417	5,246
Ramaco Resources, Inc. *(d)	369	1,797
Reliance Steel & Aluminum Co. (d)	3,476	347,426
Royal Gold, Inc. (d)	3,484	398,744
Ryerson Holding Corp. *(d)	727	5,932
Schnitzer Steel Industries, Inc., Class A (d)	1,408	37,495
Southern Copper Corp. (d)	4,419	158,156
Steel Dynamics, Inc. (d)	11,411	359,561
SunCoke Energy, Inc. *(d)	4,680	35,521
Synalloy Corp. (d)	371	6,300
TimkenSteel Corp. *(d)	2,302	16,091
United States Steel Corp. (d)(e)	9,226	138,667
Warrior Met Coal, Inc. (d)	2,770	68,530
Worthington Industries, Inc. (d)	2,129	85,628

		6,302,453

Mortgage Real Estate Investment Trusts (REITs) 0.2%
AG Mortgage Investment Trust, Inc. (d)	1,712	28,008
AGNC Investment Corp. (d)	28,985	496,803
Annaly Capital Management, Inc. (d)	78,143	746,266
Anworth Mortgage Asset Corp. (d)	5,874	22,615
Apollo Commercial Real Estate Finance, Inc. (d)	8,064	151,764
Ares Commercial Real Estate Corp. (d)	1,602	24,302
Arlington Asset Investment Corp., Class A (d)	2,182	14,358
ARMOUR Residential REIT, Inc. (d)	3,258	58,220
Blackstone Mortgage Trust, Inc., Class A (d)	6,710	238,339
Capstead Mortgage Corp. (d)	4,716	39,756
Cherry Hill Mortgage Investment Corp. (d)	708	10,967
Chimera Investment Corp. (d)	9,884	190,564
Colony Credit Real Estate, Inc. (d)	4,407	71,393
Dynex Capital, Inc. (d)	1,085	17,685
Ellington Financial, Inc. (d)	1,466	25,626
Exantas Capital Corp. (d)	1,716	19,202
Granite Point Mortgage Trust, Inc. (d)	2,861	54,645
Great Ajax Corp. (d)	726	10,099
Invesco Mortgage Capital, Inc. (d)	7,058	116,316
KKR Real Estate Finance Trust, Inc. (d)	1,350	27,041
Ladder Capital Corp. (d)	5,507	92,683
MFA Financial, Inc. (d)	23,910	171,674
New Residential Investment Corp. (d)	22,370	350,985
New York Mortgage Trust, Inc. (d)	11,012	67,283
Orchid Island Capital, Inc. (d)	3,133	19,393
PennyMac Mortgage Investment Trust (d)	4,038	88,957
Ready Capital Corp. (d)	1,661	25,530
Redwood Trust, Inc. (d)	5,267	89,118
Starwood Property Trust, Inc. (d)	14,625	339,739
TPG RE Finance Trust, Inc. (d)	2,672	52,772
Two Harbors Investment Corp. (d)	14,572	196,139
Western Asset Mortgage Capital Corp. (d)	2,127	21,610

		3,879,852

Common Stocks (continued)
	Shares	Value

Multiline Retail 0.3%
Big Lots, Inc. (d)	1,805	$46,208
Dillard’s, Inc., Class A (d)(e)	479	34,862
Dollar General Corp. (d)	13,895	1,862,208
Dollar Tree, Inc. *(d)	12,547	1,276,657
JC Penney Co., Inc. *(d)(e)	17,618	14,015
Kohl’s Corp. (d)	8,719	469,605
Macy’s, Inc. (d)	16,086	365,635
Nordstrom, Inc. (d)(e)	5,427	179,688
Ollie’s Bargain Outlet Holdings, Inc. *(d)	2,827	239,419
Target Corp. (d)	26,720	2,308,608

		6,796,905

Multi-Utilities 0.6%
Ameren Corp. (d)	13,170	996,837
Avista Corp. (d)	3,507	161,427
Black Hills Corp. (d)	3,225	255,259
CenterPoint Energy, Inc. (d)	27,047	784,634
CMS Energy Corp. (d)	15,257	888,263
Consolidated Edison, Inc. (d)	17,649	1,499,459
Dominion Energy, Inc. (d)	43,228	3,211,408
DTE Energy Co. (d)	9,839	1,250,635
MDU Resources Group, Inc. (d)	10,200	272,748
NiSource, Inc. (d)	20,020	594,394
NorthWestern Corp. (d)	2,738	191,441
Public Service Enterprise Group, Inc. (d)	27,200	1,554,480
Sempra Energy (d)	14,777	2,001,249
Unitil Corp. (d)	802	46,973
WEC Energy Group, Inc. (d)	16,953	1,448,803

		15,158,010

Oil, Gas & Consumable Fuels 2.6%
Abraxas Petroleum Corp. *(d)	7,242	6,303
Altus Midstream Co. *(d)(e)	2,273	7,296
Anadarko Petroleum Corp. (d)	26,898	1,981,307
Antero Midstream Corp. (d)	12,218	111,428
Antero Resources Corp. *(d)(e)	14,282	65,840
Apache Corp. (d)	20,245	494,383
Arch Coal, Inc., Class A (d)	901	80,333
Ardmore Shipping Corp. *(d)	2,018	14,812
Berry Petroleum Corp. (d)	3,416	33,477
Bonanza Creek Energy, Inc. *(d)	1,066	23,239
Brigham Minerals, Inc., Class A *(d)(e)	884	18,962
Cabot Oil & Gas Corp. (d)	22,023	421,961
California Resources Corp. *(d)(e)	2,514	38,489
Callon Petroleum Co. *(d)	12,348	60,752
Carrizo Oil & Gas, Inc. *(d)	4,910	46,792
Centennial Resource Development, Inc., Class A *(d)	9,992	59,452
Chaparral Energy, Inc., Class A *(d)	1,389	4,931
Cheniere Energy, Inc. *(d)	12,503	814,570
Chesapeake Energy Corp. *(d)(e)	71,225	128,917
Chevron Corp. (d)	103,360	12,724,650
Cimarex Energy Co. (d)	5,412	274,226
Clean Energy Fuels Corp. *(d)	7,516	20,068
CNX Resources Corp. *(d)	10,400	85,488
Comstock Resources, Inc. *(d)(e)	679	4,638
Concho Resources, Inc. (d)	10,712	1,046,348
ConocoPhillips (d)	60,850	3,595,018
CONSOL Energy, Inc. *(d)	1,442	30,989
Continental Resources, Inc. *(d)	4,690	174,327
Contura Energy, Inc. *(d)	1,017	36,439
CVR Energy, Inc. (d)	1,583	84,010
Delek US Holdings, Inc. (d)	4,082	175,853
Denbury Resources, Inc. *(d)(e)	23,892	26,998
Devon Energy Corp. (d)	22,333	602,991
DHT Holdings, Inc. (d)	4,805	27,148
Diamond S Shipping, Inc. *(d)	1,315	15,714
Diamondback Energy, Inc. (d)	8,847	915,045
Dorian LPG Ltd. *(d)	1,674	15,317
Earthstone Energy, Inc., Class A *(d)	881	3,859
Energy Fuels, Inc. *(d)(e)	5,271	9,593
EOG Resources, Inc. (d)	31,173	2,676,202
EQT Corp. (d)	13,800	208,518
Equitrans Midstream Corp. (d)	11,061	183,502
Evolution Petroleum Corp. (d)	1,231	7,509

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Extraction Oil & Gas, Inc. *(d)(e)	5,780	$21,444
Exxon Mobil Corp. (d)	229,221	17,044,874
Falcon Minerals Corp. (d)	2,189	17,315
GasLog Ltd. (d)	2,179	31,029
Golar LNG Ltd. (d)	5,114	86,631
Goodrich Petroleum Corp. *(d)	407	4,685
Green Plains, Inc. (d)	2,168	21,875
Gulfport Energy Corp. *(d)	8,953	33,842
Hallador Energy Co. (d)	918	4,920
Hess Corp. (d)	14,479	938,818
HighPoint Resources Corp. *(d)	5,108	6,385
HollyFrontier Corp. (d)	8,528	424,439
International Seaways, Inc. *(d)	1,361	23,151
Isramco, Inc. *(d)	33	3,967
Jagged Peak Energy, Inc. *(d)	3,592	26,365
Kinder Morgan, Inc. (d)	104,665	2,158,192
Kosmos Energy Ltd. (d)	19,529	117,369
Laredo Petroleum, Inc. *(d)	9,690	32,171
Magnolia Oil & Gas Corp., Class A *(d)	5,420	60,596
Marathon Oil Corp. (d)	44,026	619,446
Marathon Petroleum Corp. (d)	35,286	1,989,778
Matador Resources Co. *(d)	5,988	105,568
Midstates Petroleum Co., Inc. *(d)	590	2,684
Montage Resources Corp. *(d)	949	3,170
Murphy Oil Corp. (d)	8,860	212,994
NACCO Industries, Inc., Class A (d)	164	8,717
NextDecade Corp. *(d)	515	2,534
Noble Energy, Inc. (d)	25,559	564,343
Nordic American Tankers Ltd. (d)	7,927	16,013
Northern Oil and Gas, Inc. *(d)	14,574	23,610
Oasis Petroleum, Inc. *(d)	17,114	83,345
Occidental Petroleum Corp. (d)	40,429	2,076,433
ONEOK, Inc. (d)	21,996	1,541,480
Overseas Shipholding Group, Inc., Class A *(d)	2,912	5,678
Panhandle Oil and Gas, Inc., Class A (d)	990	11,692
Par Pacific Holdings, Inc. *(d)	1,862	42,938
Parsley Energy, Inc., Class A *(d)	14,525	240,970
PBF Energy, Inc., Class A (d)	6,433	179,674
PDC Energy, Inc. *(d)	3,554	102,106
Peabody Energy Corp. (d)	3,800	80,028
Penn Virginia Corp. *(d)	727	24,892
Phillips 66 (d)	24,460	2,508,618
Pioneer Natural Resources Co. (d)	9,006	1,243,188
PrimeEnergy Resources Corp. *(d)	23	2,779
QEP Resources, Inc. *(d)	12,887	63,791
Range Resources Corp. (d)	11,246	63,990
Renewable Energy Group, Inc. *(d)	1,930	26,229
REX American Resources Corp. *(d)	307	22,902
Ring Energy, Inc. *(d)	2,692	6,595
Roan Resources, Inc. *(d)	1,622	1,946
Rosehill Resources, Inc. *(d)	474	1,337
SandRidge Energy, Inc. *(d)	1,388	9,369
Scorpio Tankers, Inc. (d)	2,335	61,200
SemGroup Corp., Class A (d)	4,311	54,620
Ship Finance International Ltd. (d)	4,360	57,334
SilverBow Resources, Inc. *(d)	322	3,346
SM Energy Co. (d)	6,031	60,129
Southwestern Energy Co. *(d)	29,349	64,568
SRC Energy, Inc. *(d)	13,207	53,885
Talos Energy, Inc. *(d)	1,092	22,473
Targa Resources Corp. (d)	12,324	479,527
Teekay Corp. (d)(e)	3,074	14,017
Teekay Tankers Ltd., Class A *(d)	8,668	10,662
Tellurian, Inc. *(d)(e)	5,003	30,869
Unit Corp. *(d)	2,786	18,109
Uranium Energy Corp. *(d)(e)	8,005	7,928
Valero Energy Corp. (d)	22,453	1,914,118
W&T Offshore, Inc. *(d)	5,382	24,165
Whiting Petroleum Corp. *(d)	4,902	86,667
Williams Cos., Inc. (The) (d)	65,212	1,606,824
World Fuel Services Corp. (d)	3,543	138,319
WPX Energy, Inc. *(d)	22,713	237,124

		65,250,483

Common Stocks (continued)
	Shares	Value

Paper & Forest Products 0.0%†
Boise Cascade Co. (d)	2,028	$54,756
Clearwater Paper Corp. *(d)	922	18,099
Domtar Corp. (d)	3,363	142,759
Louisiana-Pacific Corp. (d)	6,680	174,615
Neenah, Inc. (d)	915	60,125
PH Glatfelter Co. (d)	2,334	38,091
Schweitzer-Mauduit International, Inc. (d)	1,644	56,603
Verso Corp., Class A *(d)	1,852	29,965

		575,013

Personal Products 0.1%
Coty, Inc., Class A (d)	15,490	168,996
Edgewell Personal Care Co. *(d)	2,893	88,034
elf Beauty, Inc. *(d)	1,450	24,056
Estee Lauder Cos., Inc. (The), Class A (d)	11,564	2,129,973
Herbalife Nutrition Ltd. *(d)	5,481	224,831
Inter Parfums, Inc. (d)	911	63,114
Lifevantage Corp. *(d)	638	7,401
Medifast, Inc. (d)	613	68,441
Nature’s Sunshine Products, Inc. *(d)	396	3,576
Nu Skin Enterprises, Inc., Class A (d)	2,955	118,141
Revlon, Inc., Class A *(d)(e)	313	6,235
USANA Health Sciences, Inc. *(d)	725	49,336
Youngevity International, Inc. *(d)(e)	370	1,735

		2,953,869

Pharmaceuticals 2.4%
AcelRx Pharmaceuticals, Inc. *(d)(e)	3,543	9,247
Acer Therapeutics, Inc. *(d)(e)	227	679
Aclaris Therapeutics, Inc. *(d)	1,401	1,793
Aerie Pharmaceuticals, Inc. *(d)	2,281	49,429
Akorn, Inc. *(d)	4,968	18,481
Allergan plc (d)	17,623	2,828,492
Amneal Pharmaceuticals, Inc. *(d)	4,738	17,341
Amphastar Pharmaceuticals, Inc. *(d)	1,943	39,152
ANI Pharmaceuticals, Inc. *(d)	507	42,887
Arvinas, Inc. *(d)	951	25,373
Assertio Therapeutics, Inc. *(d)	3,043	10,438
Axsome Therapeutics, Inc. *(d)(e)	1,322	33,711
BioDelivery Sciences International, Inc. *(d)	4,536	16,829
Bristol-Myers Squibb Co. (d)	88,092	3,912,166
Catalent, Inc. *(d)	7,834	442,543
Cerecor, Inc. *(d)	955	3,849
Chiasma, Inc. *(d)	1,171	6,429
Collegium Pharmaceutical, Inc. *(d)	1,717	18,836
Corcept Therapeutics, Inc. *(d)	5,245	59,059
CorMedix, Inc. *(d)(e)	1,064	10,310
Cymabay Therapeutics, Inc. *(d)	3,753	23,194
Dermira, Inc. *(d)	2,519	22,192
Dova Pharmaceuticals, Inc. *(d)	370	5,916
Elanco Animal Health, Inc. *(d)	20,165	664,638
Eli Lilly & Co. (d)	46,392	5,054,408
Eloxx Pharmaceuticals, Inc. *(d)(e)	1,027	8,380
Endo International plc *(d)	12,221	38,741
Evofem Biosciences, Inc. *(d)	635	3,086
Evolus, Inc. *(d)(e)	499	8,857
EyePoint Pharmaceuticals, Inc. *(d)	2,745	3,816
Horizon Therapeutics plc *(d)	9,935	247,282
Innoviva, Inc. *(d)	3,308	39,299
Intersect ENT, Inc. *(d)	1,603	31,691
Intra-Cellular Therapies, Inc. *(d)	2,459	20,533
Jazz Pharmaceuticals plc *(d)	2,988	416,467
Johnson & Johnson (d)	142,973	18,617,944
Kala Pharmaceuticals, Inc. *(d)(e)	993	5,839
Kaleido Biosciences, Inc. *(d)	228	1,749
Lannett Co., Inc. *(d)	1,431	10,117
Liquidia Technologies, Inc. *(d)	604	4,415
Mallinckrodt plc *(d)(e)	4,677	31,850
Marinus Pharmaceuticals, Inc. *(d)(e)	2,275	2,503
Menlo Therapeutics, Inc. *(d)	698	2,645
Merck & Co., Inc. (d)	138,825	11,521,087
Mylan NV *(d)	27,809	581,208
MyoKardia, Inc. *(d)	2,394	130,305

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Pharmaceuticals (continued)
Nektar Therapeutics *(d)	8,738	$248,684
NGM Biopharmaceuticals, Inc. *(d)(e)	306	4,305
Ocular Therapeutix, Inc. *(d)(e)	1,706	7,933
Odonate Therapeutics, Inc. *(d)	462	18,827
Omeros Corp. *(d)(e)	2,557	39,659
Optinose, Inc. *(d)	1,127	6,052
Osmotica Pharmaceuticals plc *(d)	358	1,167
Pacira BioSciences, Inc. *(d)	2,183	95,812
Paratek Pharmaceuticals, Inc. *(d)(e)	1,459	4,713
Perrigo Co. plc (d)	6,795	366,998
Pfizer, Inc. (d)	300,579	11,674,488
Phibro Animal Health Corp., Class A (d)	1,121	34,897
Prestige Consumer Healthcare, Inc. *(d)	2,790	96,534
Reata Pharmaceuticals, Inc., Class A *(d)	1,076	97,539
resTORbio, Inc. *(d)	682	7,420
Revance Therapeutics, Inc. *(d)	2,316	29,135
SIGA Technologies, Inc. *(d)	3,174	17,774
Strongbridge Biopharma plc *(d)(e)	1,652	4,295
Supernus Pharmaceuticals, Inc. *(d)	2,679	89,398
TherapeuticsMD, Inc. *(d)(e)	10,578	22,743
Theravance Biopharma, Inc. *(d)	2,266	47,246
Tricida, Inc. *(d)(e)	1,168	36,862
Verrica Pharmaceuticals, Inc. *(d)	585	7,160
WaVe Life Sciences Ltd. *(d)	1,158	24,793
Xeris Pharmaceuticals, Inc. *(d)	1,569	18,357
Zoetis, Inc. (d)	25,851	2,970,021
Zogenix, Inc. *(d)	2,290	110,309
Zynerba Pharmaceuticals, Inc. *(d)	1,235	13,079

		61,141,406

Professional Services 0.3%
Acacia Research Corp. *(d)	2,182	6,088
ASGN, Inc. *(d)	2,741	172,820
Barrett Business Services, Inc. (d)	388	33,950
BG Staffing, Inc. (d)	447	7,429
CBIZ, Inc. *(d)	2,720	63,566
CoStar Group, Inc. *(d)	1,940	1,193,876
CRA International, Inc. (d)	455	19,756
Equifax, Inc. (d)	6,480	901,303
Exponent, Inc. (d)	2,780	191,264
Forrester Research, Inc. (d)	599	28,351
Franklin Covey Co. *(d)	559	20,404
FTI Consulting, Inc. *(d)	2,019	210,885
GP Strategies Corp. *(d)	575	9,131
Heidrick & Struggles International, Inc. (d)	1,040	30,888
Huron Consulting Group, Inc. *(d)	1,226	74,749
ICF International, Inc. (d)	994	84,679
IHS Markit Ltd. *(d)	21,345	1,375,045
InnerWorkings, Inc. *(d)	1,993	7,294
Insperity, Inc. (d)	2,055	218,549
Kelly Services, Inc., Class A (d)	1,776	49,426
Kforce, Inc. (d)	1,250	42,613
Korn Ferry (d)	3,029	118,979
ManpowerGroup, Inc. (d)	3,208	293,051
Mistras Group, Inc. *(d)	1,075	16,297
Navigant Consulting, Inc. (d)	2,044	49,792
Nielsen Holdings plc (d)	19,164	443,838
Resources Connection, Inc. (d)	1,659	29,198
Robert Half International, Inc. (d)	6,240	376,958
TransUnion (d)	10,080	834,523
TriNet Group, Inc. *(d)	2,387	175,540
TrueBlue, Inc. *(d)	2,106	41,636
Upwork, Inc. *(d)	2,962	48,695
Verisk Analytics, Inc. (d)	8,590	1,303,275
WageWorks, Inc. *(d)	2,144	109,709
Willdan Group, Inc. *(d)	551	19,274

		8,602,831

Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA *(d)	267	5,607
American Realty Investors, Inc. *(d)	109	1,714
CBRE Group, Inc., Class A *(d)	17,995	953,915
Consolidated-Tomoka Land Co. (d)	288	18,063
Cushman & Wakefield plc *(d)	5,457	108,267

Common Stocks (continued)
	Shares	Value

Real Estate Management & Development (continued)
eXp World Holdings, Inc. *(d)	717	$7,579
Forestar Group, Inc. *(d)(e)	479	9,896
FRP Holdings, Inc. *(d)	402	19,931
Griffin Industrial Realty, Inc. (d)	42	1,632
Howard Hughes Corp. (The) *(d)	2,154	290,790
Jones Lang LaSalle, Inc. (d)	2,759	401,959
Kennedy-Wilson Holdings, Inc. (d)	6,679	143,732
Marcus & Millichap, Inc. *(d)	1,240	41,168
Maui Land & Pineapple Co., Inc. *(d)	304	3,444
Newmark Group, Inc., Class A (d)	7,721	76,129
Rafael Holdings, Inc., Class B *(d)	607	12,565
RE/MAX Holdings, Inc., Class A (d)	981	28,527
Realogy Holdings Corp. (d)(e)	5,870	30,583
Redfin Corp. *(d)(e)	4,729	85,311
RMR Group, Inc. (The), Class A (d)	773	38,063
St Joe Co. (The) *(d)(e)	1,906	36,671
Stratus Properties, Inc. *(d)	264	7,450
Tejon Ranch Co. *(d)	1,172	21,717
Transcontinental Realty Investors, Inc. *(d)	47	1,191

		2,345,904

Road & Rail 0.7%
AMERCO (d)	479	185,373
ArcBest Corp. (d)	1,332	39,867
Avis Budget Group, Inc. *(d)	3,166	115,211
Covenant Transportation Group, Inc., Class A *(d)	569	9,588
CSX Corp. (d)	41,444	2,917,657
Daseke, Inc. *(d)	2,061	7,626
Genesee & Wyoming, Inc., Class A *(d)	3,012	330,748
Heartland Express, Inc. (d)	2,440	48,409
Hertz Global Holdings, Inc. *(d)	5,332	82,753
JB Hunt Transport Services, Inc. (d)	4,681	479,194
Kansas City Southern (d)	5,413	669,805
Knight-Swift Transportation Holdings, Inc. (d)	6,732	241,275
Landstar System, Inc. (d)	2,151	239,342
Lyft, Inc., Class A *(d)(e)	1,753	106,705
Marten Transport Ltd. (d)	2,031	40,762
Norfolk Southern Corp. (d)	14,341	2,740,852
Old Dominion Freight Line, Inc. (d)	3,520	587,769
PAM Transportation Services, Inc. *(d)	86	5,023
Roadrunner Transportation Systems, Inc. *(d)	163	1,579
Ryder System, Inc. (d)	2,807	149,501
Saia, Inc. *(d)	1,406	107,278
Schneider National, Inc., Class B (d)	3,073	59,309
Uber Technologies, Inc. *(d)(e)	9,683	408,041
Union Pacific Corp. (d)	38,139	6,863,113
Universal Logistics Holdings, Inc. (d)	377	7,423
US Xpress Enterprises, Inc., Class A *(d)	978	4,978
Werner Enterprises, Inc. (d)	2,451	81,251
YRC Worldwide, Inc. *(d)	1,497	4,880

		16,535,312

Semiconductors & Semiconductor Equipment 2.3%
Adesto Technologies Corp. *(d)	1,208	10,292
Advanced Energy Industries, Inc. *(d)	2,046	119,486
Advanced Micro Devices, Inc. *(d)	53,856	1,639,915
Alpha & Omega Semiconductor Ltd. *(d)	907	9,206
Ambarella, Inc. *(d)	1,703	85,065
Amkor Technology, Inc. *(d)	5,395	49,796
Analog Devices, Inc. (d)	19,696	2,313,492
Applied Materials, Inc. (d)	50,992	2,517,475
Aquantia Corp. *(d)	1,554	20,404
Axcelis Technologies, Inc. *(d)	1,781	28,585
AXT, Inc. *(d)	1,734	7,404
Broadcom, Inc. (d)	20,811	6,034,982
Brooks Automation, Inc. (d)	3,805	147,634
Cabot Microelectronics Corp. (d)	1,552	188,801
CEVA, Inc. *(d)	1,189	33,030
Cirrus Logic, Inc. *(d)	3,179	155,930
Cohu, Inc. (d)	2,209	33,488
Cree, Inc. *(d)	5,675	352,872

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp. (d)	19,593	$450,051
Diodes, Inc. *(d)	2,206	93,976
DSP Group, Inc. *(d)	1,241	20,005
Enphase Energy, Inc. *(d)	4,994	140,581
Entegris, Inc. (d)	7,243	315,143
First Solar, Inc. *(d)	4,415	284,723
FormFactor, Inc. *(d)	4,052	67,993
GSI Technology, Inc. *(d)	693	5,696
Ichor Holdings Ltd. *(d)	1,184	29,849
Impinj, Inc. *(d)(e)	787	28,489
Inphi Corp. *(d)	2,408	144,986
Intel Corp. (d)	241,380	12,201,759
KLA Corp. (d)	8,609	1,173,579
Lam Research Corp. (d)	8,050	1,679,311
Lattice Semiconductor Corp. *(d)	6,670	128,998
MACOM Technology Solutions Holdings, Inc. *(d)	2,505	49,148
Marvell Technology Group Ltd. (d)	35,298	926,925
Maxim Integrated Products, Inc. (d)	14,605	864,470
MaxLinear, Inc. *(d)	3,500	76,930
Microchip Technology, Inc. (d)	12,556	1,185,538
Micron Technology, Inc. *(d)	59,649	2,677,644
MKS Instruments, Inc. (d)	2,906	247,388
Monolithic Power Systems, Inc. (d)	2,239	331,730
Nanometrics, Inc. *(d)	1,246	39,100
NeoPhotonics Corp. *(d)	1,715	7,872
NVE Corp. (d)	268	18,015
NVIDIA Corp. (d)	31,404	5,298,483
ON Semiconductor Corp. *(d)	21,946	472,058
PDF Solutions, Inc. *(d)	1,565	20,893
Photronics, Inc. *(d)	3,501	33,715
Power Integrations, Inc. (d)	1,526	138,973
Qorvo, Inc. *(d)	6,575	481,882
QUALCOMM, Inc. (d)	65,409	4,785,322
Rambus, Inc. *(d)	6,053	75,420
Rudolph Technologies, Inc. *(d)	1,675	45,091
Semtech Corp. *(d)	3,529	186,578
Silicon Laboratories, Inc. *(d)	2,300	258,083
Skyworks Solutions, Inc. (d)	9,266	790,205
SMART Global Holdings, Inc. *(d)	765	23,287
SunPower Corp. *(d)	3,375	39,454
Synaptics, Inc. *(d)	1,908	61,399
Teradyne, Inc. (d)	9,206	513,050
Texas Instruments, Inc. (d)	50,425	6,303,629
Ultra Clean Holdings, Inc. *(d)	2,090	30,493
Universal Display Corp. (d)	2,300	485,484
Veeco Instruments, Inc. *(d)	2,606	31,037
Versum Materials, Inc. (d)	5,897	306,526
Xilinx, Inc. (d)	13,694	1,563,992
Xperi Corp. (d)	2,603	55,574

		58,938,384

Software 4.5%
2U, Inc. *(d)	2,915	37,312
8x8, Inc. *(d)	5,091	123,049
A10 Networks, Inc. *(d)	3,119	23,642
ACI Worldwide, Inc. *(d)	5,859	196,628
Adobe, Inc. *(d)	26,189	7,826,845
Agilysys, Inc. *(d)	971	23,819
Alarm.com Holdings, Inc. *(d)	1,976	98,622
Altair Engineering, Inc., Class A *(d)	2,074	86,299
Alteryx, Inc., Class A *(d)	2,448	287,738
American Software, Inc., Class A (d)	1,590	21,179
Anaplan, Inc. *(d)	4,417	251,504
ANSYS, Inc. *(d)	4,495	913,024
Appfolio, Inc., Class A *(d)	805	77,723
Appian Corp. *(d)(e)	1,678	65,929
Aspen Technology, Inc. *(d)	3,703	488,315
Atlassian Corp. plc, Class A *(d)	5,685	796,582
Autodesk, Inc. *(d)	11,783	1,840,151
Avalara, Inc. *(d)	2,299	187,323
Avaya Holdings Corp. *(d)	5,851	70,446
Benefitfocus, Inc. *(d)	1,622	40,534
Blackbaud, Inc. (d)	2,620	238,420
Blackline, Inc. *(d)	2,294	102,312

Common Stocks (continued)
	Shares	Value

Software (continued)
Bottomline Technologies DE, Inc. *(d)	2,304	$96,975
Box, Inc., Class A *(d)	7,730	127,854
Cadence Design Systems, Inc. *(d)	14,972	1,106,581
Carbon Black, Inc. *(d)	3,002	55,867
CDK Global, Inc. (d)	6,558	340,163
Ceridian HCM Holding, Inc. *(d)	3,346	178,375
ChannelAdvisor Corp. *(d)	1,627	14,855
Cision Ltd. *(d)	5,051	52,480
Citrix Systems, Inc. (d)	6,754	636,497
Cloudera, Inc. *(d)(e)	12,673	75,785
CommVault Systems, Inc. *(d)	1,846	83,882
Cornerstone OnDemand, Inc. *(d)	2,993	177,186
Coupa Software, Inc. *(d)	3,272	444,043
Digimarc Corp. *(d)(e)	617	27,876
Digital Turbine, Inc. *(d)	4,290	23,295
DocuSign, Inc. *(d)	8,222	425,242
Domo, Inc., Class B *(d)	931	25,826
Dropbox, Inc., Class A *(d)	11,378	268,066
Ebix, Inc. (d)(e)	1,213	55,834
eGain Corp. *(d)	923	7,144
Elastic NV *(d)(e)	2,010	198,648
Envestnet, Inc. *(d)	2,559	182,738
Everbridge, Inc. *(d)	1,750	179,025
Fair Isaac Corp. *(d)	1,521	528,426
FireEye, Inc. *(d)	10,766	161,490
Five9, Inc. *(d)	3,143	155,170
ForeScout Technologies, Inc. *(d)	2,192	81,893
Fortinet, Inc. *(d)	7,727	620,555
GTY Technology Holdings, Inc. *(d)	1,362	9,480
Guidewire Software, Inc. *(d)	4,390	448,131
HubSpot, Inc. *(d)	2,142	382,818
Ideanomics, Inc. *(d)(e)	2,262	4,298
Instructure, Inc. *(d)	1,801	71,482
Intelligent Systems Corp. *(d)(e)	310	15,218
Intuit, Inc. (d)	13,376	3,709,299
j2 Global, Inc. (d)	2,487	221,567
LivePerson, Inc. *(d)	3,304	109,660
LogMeIn, Inc. (d)	2,645	200,941
Majesco *(d)	337	3,175
Manhattan Associates, Inc. *(d)	3,468	294,745
Medallia, Inc. *	120	4,782
Microsoft Corp. (d)	407,750	55,564,092
MicroStrategy, Inc., Class A *(d)	434	59,341
Mitek Systems, Inc. *(d)	1,672	16,787
MobileIron, Inc. *(d)	5,156	35,576
Model N, Inc. *(d)	1,744	38,124
Monotype Imaging Holdings, Inc. (d)	2,240	44,733
New Relic, Inc. *(d)	2,408	224,353
Nuance Communications, Inc. *(d)	14,961	248,951
Nutanix, Inc., Class A *(d)	7,556	171,521
OneSpan, Inc. *(d)	1,772	25,907
Oracle Corp. (d)	123,706	6,964,648
Pagerduty, Inc. *(d)(e)	564	24,929
Palo Alto Networks, Inc. *(d)	4,962	1,124,091
Paycom Software, Inc. *(d)	2,647	637,265
Paylocity Holding Corp. *(d)	1,750	178,657
Pegasystems, Inc. (d)	2,058	155,585
Phunware, Inc. *(d)	186	318
Pluralsight, Inc., Class A *(d)	3,287	100,878
Progress Software Corp. (d)	2,379	102,987
Proofpoint, Inc. *(d)	2,948	372,038
PROS Holdings, Inc. *(d)	1,758	127,209
PTC, Inc. *(d)	5,576	377,941
Q2 Holdings, Inc. *(d)	2,158	172,359
QAD, Inc., Class A (d)	602	25,970
Qualys, Inc. *(d)	1,827	158,145
Rapid7, Inc. *(d)	2,586	156,841
RealPage, Inc. *(d)	4,302	268,789
Rimini Street, Inc. *(d)	891	4,393
RingCentral, Inc., Class A *(d)	3,779	536,542
SailPoint Technologies Holding, Inc. *(d)	4,534	95,849
salesforce.com, Inc. *(d)	39,607	6,119,281
SecureWorks Corp., Class A *(d)(e)	379	4,525
ServiceNow, Inc. *(d)	9,853	2,733,124
SharpSpring, Inc. *(d)	387	3,684

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Software (continued)
ShotSpotter, Inc. *(d)(e)	449	$16,878
Smartsheet, Inc., Class A *(d)	4,586	228,887
SolarWinds Corp. *(d)	2,414	43,259
Splunk, Inc. *(d)	7,999	1,082,345
SPS Commerce, Inc. *(d)	961	107,469
SS&C Technologies Holdings, Inc. (d)	11,925	571,804
SVMK, Inc. *(d)	4,509	76,518
Symantec Corp. (d)	32,232	694,922
Synchronoss Technologies, Inc. *(d)	2,227	18,016
Synopsys, Inc. *(d)	8,023	1,065,133
Tableau Software, Inc., Class A *(d)	4,091	693,547
Telaria, Inc. *(d)	2,453	19,869
Telenav, Inc. *(d)	1,890	17,823
Tenable Holdings, Inc. *(d)	1,925	48,241
Teradata Corp. *(d)	6,248	228,802
TiVo Corp. (d)	6,437	48,792
Trade Desk, Inc. (The), Class A *(d)	2,040	537,152
Tyler Technologies, Inc. *(d)	2,034	474,634
Upland Software, Inc. *(d)	1,212	53,316
Varonis Systems, Inc. *(d)	1,596	114,768
Verint Systems, Inc. *(d)	3,497	202,371
VirnetX Holding Corp. *(d)(e)	3,355	24,525
VMware, Inc., Class A (d)	4,186	730,415
Workday, Inc., Class A *(d)	8,541	1,708,029
Workiva, Inc. *(d)	1,882	108,196
Yext, Inc. *(d)	4,943	102,864
Zendesk, Inc. *(d)	5,839	487,907
Zix Corp. *(d)	2,864	26,091
Zscaler, Inc. *(d)	3,297	277,838
Zuora, Inc., Class A *(d)	4,566	68,536

		112,359,143

Specialty Retail 1.4%
Aaron’s, Inc. (d)	3,619	228,178
Abercrombie & Fitch Co., Class A (d)	3,617	68,470
Advance Auto Parts, Inc. (d)	3,683	554,807
American Eagle Outfitters, Inc. (d)	8,715	154,168
America’s Car-Mart, Inc. *(d)	335	30,204
Asbury Automotive Group, Inc. *(d)	1,046	96,316
Ascena Retail Group, Inc. *(d)	7,128	3,166
At Home Group, Inc. *(d)	2,492	14,927
AutoNation, Inc. *(d)	2,906	141,464
AutoZone, Inc. *(d)	1,338	1,502,628
Barnes & Noble Education, Inc. *(d)	1,773	6,206
Barnes & Noble, Inc. (d)	3,394	22,129
Bed Bath & Beyond, Inc. (d)(e)	6,823	66,251
Best Buy Co., Inc. (d)	12,311	942,161
Boot Barn Holdings, Inc. *(d)	1,515	47,404
Buckle, Inc. (The) (d)(e)	1,586	32,275
Burlington Stores, Inc. *(d)	3,505	633,529
Caleres, Inc. (d)	2,100	39,438
Camping World Holdings, Inc., Class A (d)(e)	1,881	22,064
CarMax, Inc. *(d)	8,940	784,574
Carvana Co. *(d)(e)	2,124	135,001
Cato Corp. (The), Class A (d)	1,064	15,290
Chico’s FAS, Inc. (d)	6,387	20,375
Children’s Place, Inc. (The) (d)(e)	829	80,968
Citi Trends, Inc. (d)	513	7,875
Conn’s, Inc. *(d)(e)	970	20,176
Container Store Group, Inc. (The) *(d)	718	4,387
Designer Brands, Inc., Class A (d)	3,423	62,915
Dick’s Sporting Goods, Inc. (d)	3,677	136,674
Express, Inc. *(d)	4,013	9,912
Five Below, Inc. *(d)	2,970	348,856
Floor & Decor Holdings, Inc., Class A *(d)	3,581	140,196
Foot Locker, Inc. (d)	6,033	247,715
GameStop Corp., Class A (d)(e)	5,207	20,932
Gap, Inc. (The) (d)	11,776	229,632
Genesco, Inc. *(d)	963	37,923
GNC Holdings, Inc., Class A *(d)(e)	3,665	7,623
Group 1 Automotive, Inc. (d)	931	78,167
Guess?, Inc. (d)(e)	3,184	53,650
Haverty Furniture Cos., Inc. (d)	1,026	18,581

Common Stocks (continued)
	Shares	Value

Specialty Retail (continued)
Hibbett Sports, Inc. *(d)	981	$18,050
Home Depot, Inc. (The) (d)	59,270	12,665,406
Hudson Ltd., Class A *(d)	1,792	22,902
J. Jill, Inc. (d)(e)	762	1,631
L Brands, Inc. (d)	12,378	321,209
Lithia Motors, Inc., Class A (d)	1,191	157,069
Lowe’s Cos., Inc. (d)	42,855	4,345,497
Lumber Liquidators Holdings, Inc. *(d)(e)	1,622	14,225
MarineMax, Inc. *(d)	1,298	20,041
Michaels Cos., Inc. (The) *(d)	4,462	30,654
Monro, Inc. (d)	1,750	147,368
Murphy USA, Inc. *(d)	1,634	144,380
National Vision Holdings, Inc. *(d)	3,670	115,935
Office Depot, Inc. (d)	29,620	60,425
O’Reilly Automotive, Inc. *(d)	4,121	1,569,112
Party City Holdco, Inc. *(d)(e)	2,987	19,057
Penske Automotive Group, Inc. (d)	1,886	86,699
Rent-A-Center, Inc. *(d)	2,536	68,548
RH *(d)(e)	974	135,776
Ross Stores, Inc. (d)	19,384	2,055,286
RTW RetailWinds, Inc. *(d)	1,367	2,980
Sally Beauty Holdings, Inc. *(d)	6,465	88,829
Shoe Carnival, Inc. (d)	571	14,492
Signet Jewelers Ltd. (d)	2,891	52,443
Sleep Number Corp. *(d)	1,544	75,918
Sonic Automotive, Inc., Class A (d)	1,306	36,006
Sportsman’s Warehouse Holdings, Inc. *(d)	1,915	8,598
Tailored Brands, Inc. (d)(e)	2,729	13,290
Tiffany & Co. (d)	6,505	610,950
Tile Shop Holdings, Inc. (d)	1,771	4,587
Tilly’s, Inc., Class A (d)	979	8,018
TJX Cos., Inc. (The) (d)	65,321	3,563,914
Tractor Supply Co. (d)	6,498	707,047
Ulta Beauty, Inc. *(d)	3,042	1,062,419
Urban Outfitters, Inc. *(d)	3,954	94,145
Williams-Sonoma, Inc. (d)	4,220	281,390
Winmark Corp. (d)	108	18,253
Zumiez, Inc. *(d)	1,069	26,479

		35,736,235

Technology Hardware, Storage & Peripherals 2.3%
3D Systems Corp. *(d)(e)	6,147	55,446
Apple, Inc. (d)	248,307	52,899,323
AstroNova, Inc. (d)	307	7,423
Avid Technology, Inc. *(d)	1,682	17,241
Cray, Inc. *(d)	2,141	74,164
Dell Technologies, Inc., Class C *(d)	8,159	471,101
Diebold Nixdorf, Inc. *(d)	4,176	58,088
Hewlett Packard Enterprise Co. (d)	73,153	1,051,209
HP, Inc. (d)	83,017	1,746,678
Immersion Corp. *(d)	1,514	12,173
NCR Corp. *(d)	6,478	219,021
NetApp, Inc. (d)	13,354	781,075
Pure Storage, Inc., Class A *(d)	12,359	187,115
Sonim Technologies, Inc. *(d)	162	1,793
Stratasys Ltd. *(d)	2,798	78,036
Western Digital Corp. (d)	15,784	850,600
Xerox Corp. (d)	10,036	322,156

		58,832,642

Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd. *(d)	7,691	273,723
Carter’s, Inc. (d)	2,404	223,620
Centric Brands, Inc. *(d)	738	1,993
Columbia Sportswear Co. (d)	1,619	171,582
Crocs, Inc. *(d)	3,450	78,832
Culp, Inc. (d)	494	8,877
Deckers Outdoor Corp. *(d)	1,570	245,360
Delta Apparel, Inc. *(d)	276	5,255
Fossil Group, Inc. *(d)	2,497	27,567
G-III Apparel Group Ltd. *(d)	2,429	69,615
Hanesbrands, Inc. (d)	19,450	312,950
Kontoor Brands, Inc. *(d)	2,374	69,629
Lululemon Athletica, Inc. *(d)	6,362	1,215,715

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Movado Group, Inc. (d)	853	$22,459
NIKE, Inc., Class B (d)	66,389	5,711,446
Oxford Industries, Inc. (d)	873	63,895
PVH Corp. (d)	4,011	356,658
Ralph Lauren Corp. (d)	2,795	291,323
Rocky Brands, Inc. (d)	314	9,897
Skechers U.S.A., Inc., Class A *(d)	7,076	268,463
Steven Madden Ltd. (d)	4,547	156,917
Superior Group of Cos., Inc. (d)	483	8,221
Tapestry, Inc. (d)	15,709	485,879
Under Armour, Inc., Class A *(d)	20,637	447,559
Unifi, Inc. *(d)	857	16,034
Vera Bradley, Inc. *(d)	1,257	14,770
VF Corp. (d)	16,594	1,450,150
Vince Holding Corp. *(d)	140	1,966
Wolverine World Wide, Inc. (d)	4,694	127,442

		12,137,797

Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. *(d)	3,120	91,447
Bridgewater Bancshares, Inc. *(d)	1,383	16,485
Capitol Federal Financial, Inc. (d)	7,161	97,819
Columbia Financial, Inc. *(d)	2,941	44,968
Dime Community Bancshares, Inc. (d)	1,717	34,649
Entegra Financial Corp. *(d)	305	9,092
ESSA Bancorp, Inc. (d)	429	6,585
Essent Group Ltd. *(d)	5,171	238,693
Federal Agricultural Mortgage Corp., Class C (d)	493	38,094
First Defiance Financial Corp. (d)	876	25,159
Flagstar Bancorp, Inc. (d)	1,535	52,927
FS Bancorp, Inc. (d)	180	8,874
Greene County Bancorp, Inc. (d)	149	4,135
Hingham Institution for Savings (d)	81	15,616
Home Bancorp, Inc. (d)	453	16,924
HomeStreet, Inc. *(d)	1,324	38,423
Kearny Financial Corp. (d)	4,630	61,811
LendingTree, Inc. *(d)	414	133,532
Luther Burbank Corp. (d)	1,282	14,307
Merchants Bancorp (d)	389	6,959
Meridian Bancorp, Inc. (d)	2,166	39,724
Meta Financial Group, Inc. (d)	1,982	61,184
MGIC Investment Corp. *(d)	19,159	246,193
MMA Capital Holdings, Inc. *(d)	222	7,122
Mr. Cooper Group, Inc. *(d)	4,004	30,470
New York Community Bancorp, Inc. (d)	24,461	282,035
NMI Holdings, Inc., Class A *(d)	3,495	86,956
Northfield Bancorp, Inc. (d)	2,361	36,950
Northwest Bancshares, Inc. (d)	5,315	91,152
OceanFirst Financial Corp. (d)	2,697	65,807
Ocwen Financial Corp. *(d)	8,004	15,208
OP Bancorp (d)	588	5,798
Oritani Financial Corp. (d)	2,262	40,942
PCSB Financial Corp. (d)	916	17,807
PDL Community Bancorp *(d)	391	5,623
PennyMac Financial Services, Inc. (d)	1,126	27,035
Provident Bancorp, Inc. *(d)	191	5,281
Provident Financial Holdings, Inc. (d)	261	5,421
Provident Financial Services, Inc. (d)	3,196	77,279
Prudential Bancorp, Inc. (d)	388	7,089
Radian Group, Inc. (d)	11,241	256,295
Riverview Bancorp, Inc. (d)	960	8,160
Southern Missouri Bancorp, Inc. (d)	463	16,136
Sterling Bancorp, Inc. (d)	765	7,512
Territorial Bancorp, Inc. (d)	356	10,235
TFS Financial Corp. (d)	2,635	47,325
Timberland Bancorp, Inc. (d)	332	9,176
TrustCo Bank Corp. (d)	4,794	38,831
United Community Financial Corp. (d)	2,148	21,867
United Financial Bancorp, Inc. (d)	2,772	39,750
Walker & Dunlop, Inc. (d)	1,492	87,043
Washington Federal, Inc. (d)	4,194	153,417
Waterstone Financial, Inc. (d)	1,319	22,291
Western New England Bancorp, Inc. (d)	1,085	10,134
WSFS Financial Corp. (d)	2,832	119,992

Common Stocks (continued)
	Shares	Value

Thrifts & Mortgage Finance (continued)

		2,959,739

Tobacco 0.5%
22nd Century Group, Inc. *(d)(e)	7,163	$11,389
Altria Group, Inc. (d)	100,674	4,738,725
Philip Morris International, Inc. (d)	83,704	6,998,492
Pyxus International, Inc. *(d)	383	5,466
Turning Point Brands, Inc. (d)	456	16,931
Universal Corp. (d)	1,314	78,183
Vector Group Ltd. (d)	5,513	63,675

		11,912,861

Trading Companies & Distributors 0.2%
Air Lease Corp. (d)	5,603	234,149
Aircastle Ltd. (d)	2,771	57,609
Applied Industrial Technologies, Inc. (d)	2,065	125,635
Beacon Roofing Supply, Inc. *(d)	3,644	132,022
BlueLinx Holdings, Inc. *(d)	403	8,548
BMC Stock Holdings, Inc. *(d)	3,622	76,605
CAI International, Inc. *(d)	843	19,220
DXP Enterprises, Inc. *(d)	838	28,450
EVI Industries, Inc. (d)(e)	204	7,164
Fastenal Co. (d)	30,752	947,162
Foundation Building Materials, Inc. *(d)	889	15,300
GATX Corp. (d)	1,939	149,031
General Finance Corp. *(d)	525	4,242
GMS, Inc. *(d)	1,722	38,762
H&E Equipment Services, Inc. (d)	1,693	51,823
HD Supply Holdings, Inc. *(d)	9,245	374,515
Herc Holdings, Inc. *(d)	1,317	59,449
Kaman Corp. (d)	1,475	93,515
Lawson Products, Inc. *(d)	186	7,788
MRC Global, Inc. *(d)	4,190	65,532
MSC Industrial Direct Co., Inc., Class A (d)	2,353	167,181
NOW, Inc. *(d)	5,799	71,038
Rush Enterprises, Inc., Class A (d)	1,694	64,160
SiteOne Landscape Supply, Inc. *(d)(e)	2,188	161,627
Systemax, Inc. (d)	734	15,928
Textainer Group Holdings Ltd. *(d)	1,657	16,123
Titan Machinery, Inc. *(d)	1,045	21,673
Transcat, Inc. *(d)	310	7,384
Triton International Ltd. (d)	3,040	100,563
United Rentals, Inc. *(d)	4,218	533,788
Univar, Inc. *(d)	8,517	188,396
Veritiv Corp. *(d)	783	13,640
Watsco, Inc. (d)	1,732	281,658
WESCO International, Inc. *(d)	2,394	121,471
Willis Lease Finance Corp. *(d)	132	8,217
WW Grainger, Inc. (d)	2,396	697,308

		4,966,676

Transportation Infrastructure 0.0%†
Macquarie Infrastructure Corp. (d)	3,971	164,558

Water Utilities 0.1%
American States Water Co. (d)	1,988	154,010
American Water Works Co., Inc. (d)	9,726	1,116,350
Aqua America, Inc. (d)	11,638	488,214
AquaVenture Holdings Ltd. *(d)	536	9,235
Artesian Resources Corp., Class A (d)	504	18,134
Cadiz, Inc. *(d)	579	6,265
California Water Service Group (d)	2,606	139,134
Connecticut Water Service, Inc. (d)	651	45,505
Consolidated Water Co. Ltd. (d)	778	10,915
Global Water Resources, Inc. (d)	532	6,735
Middlesex Water Co. (d)	855	53,549
Pure Cycle Corp. *(d)	774	8,414
SJW Group (d)	1,418	92,014
York Water Co. (The) (d)	583	20,971

		2,169,445

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Common Stocks (continued)
	Shares	Value

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. *(d)	2,275	$34,171
Gogo, Inc. *(d)	2,475	10,370
Shenandoah Telecommunications Co. (d)	2,596	102,179
Spok Holdings, Inc. (d)	1,067	13,860
Sprint Corp. *(d)	30,601	224,305
Telephone & Data Systems, Inc. (d)	5,420	175,283
T-Mobile US, Inc. *(d)	16,890	1,346,640
United States Cellular Corp. *(d)	816	39,078

		1,945,886

Total Common Stocks (cost $1,463,802,738)		1,600,068,689

Corporate Bonds 14.3%
	Principal Amount	Value

Aerospace & Defense 0.5%
General Dynamics Corp.,
(ICE LIBOR USD 3 Month + 0.38%), 2.92%, 5/11/2021(f)	$3,305,000	3,316,819
Northrop Grumman Corp., 2.08%, 10/15/2020	4,300,000	4,286,224
United Technologies Corp., 1.90%, 5/4/2020	500,000	497,834
(ICE LIBOR USD 3 Month + 0.65%), 3.17%, 8/16/2021(f)	5,310,000	5,311,476

		13,412,353

Automobiles 0.2%
BMW US Capital LLC, 2.15%, 4/6/2020(a)	2,500,000	2,496,927
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.55%), 3.12%, 5/4/2021(a)(f)	2,400,000	2,405,040
General Motors Co.,
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 9/10/2021(f)	230,000	230,043

		5,132,010

Banks 3.8%
ABN AMRO Bank NV,
(ICE LIBOR USD 3 Month + 0.57%), 3.09%, 8/27/2021(a)(f)	3,000,000	3,012,210
Banco Santander Chile, 2.50%, 12/15/2020(a)	1,880,000	1,880,940
Banco Santander SA,
(ICE LIBOR USD 3 Month + 1.09%), 3.61%, 2/23/2023(f)	4,400,000	4,408,235
Bank of America Corp., 2.63%, 10/19/2020	2,000,000	2,009,403
2.63%, 4/19/2021	4,000,000	4,018,805
3.30%, 1/11/2023	2,400,000	2,463,054
(ICE LIBOR USD 3 Month + 0.79%), 3.27%, 3/5/2024(f)	2,000,000	2,001,082
Bank of Montreal,
Series D, (ICE LIBOR USD 3 Month + 0.46%), 2.76%, 4/13/2021(f)	3,000,000	3,011,721
2.50%, 6/28/2024	1,360,000	1,357,834
Bank of Nova Scotia (The), 2.45%, 9/19/2022	1,000,000	1,005,278
BNP Paribas SA, 2.38%, 5/21/2020	2,400,000	2,402,822
3.50%, 3/1/2023(a)	2,000,000	2,051,054
Citigroup, Inc., 2.70%, 3/30/2021	7,000,000	7,034,524
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(f)	1,500,000	1,519,691
Credit Agricole SA,
(ICE LIBOR USD 3 Month + 0.97%), 3.42%, 6/10/2020(a)(f)	1,200,000	1,208,045
(ICE LIBOR USD 3 Month + 1.18%), 3.50%, 7/1/2021(a)(f)	1,400,000	1,421,752

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/2020	$500,000	$503,475
HSBC Holdings plc, 3.60%, 5/25/2023	4,450,000	4,617,246
(ICE LIBOR USD 3 Month + 1.00%), 3.52%, 5/18/2024(f)	3,450,000	3,466,453
Intesa Sanpaolo SpA, 3.13%, 7/14/2022(a)	2,000,000	1,997,234
3.38%, 1/12/2023(a)	2,000,000	2,003,814
JPMorgan Chase & Co.,
(ICE LIBOR USD 3 Month + 1.00%), 4.02%, 12/5/2024(f)	4,520,000	4,792,341
Lloyds Banking Group plc, 3.10%, 7/6/2021	2,000,000	2,022,269
3.90%, 3/12/2024	600,000	620,686
Manufacturers & Traders Trust Co., 2.05%, 8/17/2020	4,500,000	4,488,012
MUFG Bank Ltd., 2.30%, 3/5/2020(a)	1,950,000	1,948,204
Nordea Bank Abp, 4.88%, 5/13/2021(a)	500,000	517,413
Royal Bank of Canada, 2.13%, 3/2/2020	2,000,000	1,997,633
(ICE LIBOR USD 3 Month + 0.66%), 2.95%, 10/5/2023(f)	5,400,000	5,405,576
Santander UK Group Holdings plc, 3.57%, 1/10/2023	500,000	505,885
Standard Chartered plc, 3.95%, 1/11/2023(a)	4,000,000	4,079,469
Sumitomo Mitsui Financial Group, Inc.,
(ICE LIBOR USD 3 Month + 0.80%), 3.12%, 10/16/2023(f)	2,500,000	2,505,272
Svenska Handelsbanken AB,
(ICE LIBOR USD 3 Month + 0.47%), 2.99%, 5/24/2021(f)	2,000,000	2,009,326
Toronto-Dominion Bank (The), 3.25%, 6/11/2021	2,000,000	2,035,217
UBS Group Funding Switzerland AG,
(ICE LIBOR USD 3 Month + 0.95%), 3.47%, 8/15/2023(a)(f)	2,100,000	2,107,696
Wells Fargo & Co.,
Series N, 2.15%, 1/30/2020	2,000,000	1,997,813
Series N, (ICE LIBOR USD 3 Month + 0.68%), 2.95%, 1/30/2020(f)	1,500,000	1,504,386
(ICE LIBOR USD 3 Month + 1.23%), 3.49%, 10/31/2023(f)	4,000,000	4,074,648

		96,006,518

Beverages 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	3,000,000	3,015,808
Anheuser-Busch InBev Worldwide, Inc.,
(ICE LIBOR USD 3 Month + 0.74%), 3.08%, 1/12/2024(f)	1,500,000	1,507,035
Constellation Brands, Inc.,
(ICE LIBOR USD 3 Month + 0.70%), 3.22%, 11/15/2021(f)	3,625,000	3,626,269
Diageo Capital plc,
(ICE LIBOR USD 3 Month + 0.24%), 2.76%, 5/18/2020(f)	335,000	335,283
Molson Coors Brewing Co., 2.25%, 3/15/2020	1,554,000	1,550,939

		10,035,334

Biotechnology 0.4%
AbbVie, Inc., 2.90%, 11/6/2022	4,200,000	4,237,234
Amgen, Inc., 2.13%, 5/1/2020	1,000,000	997,723
Celgene Corp., 2.88%, 8/15/2020	2,000,000	2,007,802
2.25%, 8/15/2021	1,845,000	1,833,996

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Biotechnology (continued)
Gilead Sciences, Inc., 2.55%, 9/1/2020	$1,000,000	$1,002,225

		10,078,980

Capital Markets 0.7%
Bank of New York Mellon Corp. (The),
(ICE LIBOR USD 3 Month + 0.87%), 3.40%, 8/17/2020(f)	4,000,000	4,034,560
Credit Suisse AG, 3.63%, 9/9/2024	2,830,000	2,970,570
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 1.36%), 3.64%, 4/23/2021(f)	7,950,000	8,072,022
Morgan Stanley, 5.50%, 1/26/2020	1,200,000	1,217,084
(ICE LIBOR USD 3 Month + 1.40%), 3.68%, 4/21/2021(f)	1,000,000	1,017,600

		17,311,836

Chemicals 0.1%
Equate Petrochemical BV, 3.00%, 3/3/2022(a)	1,990,000	1,994,143

Commercial Services & Supplies 0.0%†
Republic Services, Inc., 5.25%, 11/15/2021	1,000,000	1,059,735

Consumer Finance 0.3%
AerCap Ireland Capital DAC, 4.50%, 5/15/2021	1,500,000	1,545,868
American Express Co.,
(ICE LIBOR USD 3 Month + 0.60%), 3.17%, 11/5/2021(f)	2,500,000	2,511,819
American Express Credit Corp.,
Series F, 2.60%, 9/14/2020	2,000,000	2,006,575
General Motors Financial Co., Inc., 3.70%, 11/24/2020	1,500,000	1,518,227
Park Aerospace Holdings Ltd., 5.25%, 8/15/2022(a)	185,000	195,284

		7,777,773

Diversified Financial Services 0.4%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	2,500,000	2,489,259
Shell International Finance BV,
(ICE LIBOR USD 3 Month + 0.45%), 2.99%, 5/11/2020(f)	3,457,000	3,468,398
(ICE LIBOR USD 3 Month + 0.40%), 2.94%, 11/13/2023(f)	4,000,000	3,997,140

		9,954,797

Diversified Telecommunication Services 0.3%
AT&T, Inc.,
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 6/12/2024(f)	6,000,000	6,110,820

Electric Utilities 0.5%
Duke Energy Carolinas LLC, 2.50%, 3/15/2023	1,000,000	1,008,730
Duke Energy Corp., 3.55%, 9/15/2021	2,300,000	2,351,491
2.40%, 8/15/2022	1,000,000	1,001,185
FirstEnergy Corp.,
Series A, 2.85%, 7/15/2022	2,855,000	2,882,466
Series B, 4.25%, 3/15/2023	2,162,000	2,279,257
Georgia Power Co.,
Series C, 2.00%, 9/8/2020	1,700,000	1,691,467
Perusahaan Listrik Negara PT, 5.45%, 5/21/2028(a)	1,830,000	2,072,050

		13,286,646

Corporate Bonds (continued)
	Principal Amount	Value

Energy Equipment & Services 0.0%†
Halliburton Co., 3.25%, 11/15/2021	$767,000	$780,011

Food & Staples Retailing 0.2%
Walmart, Inc.,
(ICE LIBOR USD 3 Month + 0.23%), 2.57%, 6/23/2021(f)	5,080,000	5,096,417

Food Products 0.1%
JM Smucker Co. (The), 2.50%, 3/15/2020	1,000,000	999,459
Kraft Heinz Foods Co., 2.80%, 7/2/2020	1,000,000	1,001,339
Mondelez International Holdings Netherlands BV, 1.63%, 10/28/2019(a)	225,000	224,514
Tyson Foods, Inc., 2.25%, 8/23/2021	1,000,000	995,700

		3,221,012

Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co., 2.40%, 6/5/2020	2,097,000	2,092,376
(ICE LIBOR USD 3 Month + 0.88%), 3.19%, 12/29/2020(f)	683,000	683,171
3.36%, 6/6/2024	1,000,000	1,033,254

		3,808,801

Health Care Providers & Services 1.1%
Anthem, Inc., 2.50%, 11/21/2020	2,200,000	2,203,040
Cigna Corp.,
(ICE LIBOR USD 3 Month + 0.65%), 3.06%, 9/17/2021(a)(f)	2,420,000	2,421,038
(ICE LIBOR USD 3 Month + 0.89%), 3.19%, 7/15/2023(a)(f)	7,160,000	7,175,430
CVS Health Corp., 2.25%, 8/12/2019	1,500,000	1,499,910
(ICE LIBOR USD 3 Month + 0.72%), 3.17%, 3/9/2021(f)	4,980,000	5,001,957
3.70%, 3/9/2023	2,280,000	2,352,396
Humana, Inc., 2.63%, 10/1/2019	1,200,000	1,200,119
2.50%, 12/15/2020	610,000	609,663
3.15%, 12/1/2022	1,500,000	1,525,648
UnitedHealth Group, Inc.,
(ICE LIBOR USD 3 Month + 0.07%), 2.37%, 10/15/2020(f)	2,080,000	2,076,693
2.88%, 12/15/2021	1,000,000	1,013,398

		27,079,292

Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc.,
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 3.12%, 12/1/2020(f)	290,000	290,931
(ICE LIBOR USD 3 Month + 0.65%), 3.10%, 3/8/2021(f)	300,000	301,353
Sands China Ltd., 4.60%, 8/8/2023	2,010,000	2,136,210

		2,728,494

Household Products 0.1%
Reckitt Benckiser Treasury Services plc,
(ICE LIBOR USD 3 Month + 0.56%), 2.90%, 6/24/2022(a)(f)	2,100,000	2,095,958

Industrial Conglomerates 0.5%
3M Co., 2.25%, 3/15/2023	2,000,000	1,994,889
(ICE LIBOR USD 3 Month + 0.30%), 2.83%, 2/14/2024(f)	2,600,000	2,591,260

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Industrial Conglomerates (continued)
General Electric Co., 3.15%, 9/7/2022	$7,000,000	$7,093,261

		11,679,410

Interactive Media & Services 0.1%
Tencent Holdings Ltd.,
Reg. S, 2.99%, 1/19/2023	1,980,000	1,999,651

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 1.90%, 8/21/2020	1,500,000	1,495,644

IT Services 0.2%
Visa, Inc., 2.20%, 12/14/2020	6,000,000	6,005,813

Media 0.6%
Charter Communications Operating LLC,
(ICE LIBOR USD 3 Month + 1.65%), 4.23%, 2/1/2024(f)	3,700,000	3,773,112
Comcast Corp.,
(ICE LIBOR USD 3 Month + 0.33%), 2.65%, 10/1/2020(f)	1,650,000	1,652,759
(ICE LIBOR USD 3 Month + 0.63%), 2.93%, 4/15/2024(f)	4,700,000	4,727,932
Time Warner Cable LLC, 5.00%, 2/1/2020	3,500,000	3,540,329

		13,694,132

Metals & Mining 0.3%
ArcelorMittal, 5.50%, 3/1/2021(c)	1,000,000	1,039,053
Glencore Finance Canada Ltd., 4.25%, 10/25/2022(a)(c)	1,000,000	1,040,320
Glencore Funding LLC, 3.00%, 10/27/2022(a)	1,240,000	1,245,704
4.13%, 3/12/2024(a)	2,000,000	2,073,767
Southern Copper Corp., 3.88%, 4/23/2025	1,860,000	1,919,155
Vale Overseas Ltd., 4.38%, 1/11/2022	150,000	154,502
6.88%, 11/21/2036	520,000	629,127

		8,101,628

Multi-Utilities 0.1%
Consolidated Edison, Inc., 2.00%, 5/15/2021	1,100,000	1,093,742
Dominion Energy, Inc., 2.52%, 7/1/2020	1,200,000	1,200,114

		2,293,856

Oil, Gas & Consumable Fuels 1.5%
Anadarko Petroleum Corp., 4.85%, 3/15/2021	1,400,000	1,443,778
Apache Corp., 3.25%, 4/15/2022	1,000,000	1,011,427
BP Capital Markets America, Inc.,
(ICE LIBOR USD 3 Month + 0.65%), 3.07%, 9/19/2022(f)	1,000,000	1,002,253
BP Capital Markets plc, 2.32%, 2/13/2020	1,200,000	1,199,509
(ICE LIBOR USD 3 Month + 0.87%), 3.28%, 9/16/2021(f)	590,000	597,153
3.56%, 11/1/2021	2,200,000	2,257,770
Chevron Corp., 1.99%, 3/3/2020	700,000	699,122
2.10%, 5/16/2021	320,000	319,878
Cimarex Energy Co., 4.38%, 6/1/2024	2,300,000	2,423,918
CNOOC Finance 2015 USA LLC, 4.38%, 5/2/2028	1,840,000	2,017,123

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc., 3.80%, 6/1/2024	$1,000,000	$1,023,409
Ecopetrol SA, 5.88%, 9/18/2023	1,050,000	1,168,125
Enterprise Products Operating LLC, 2.80%, 2/15/2021	5,280,000	5,310,595
KazMunayGas National Co. JSC, 3.88%, 4/19/2022(a)	4,160,000	4,261,637
4.75%, 4/24/2025(a)	500,000	541,260
Lukoil International Finance BV, 4.75%, 11/2/2026(a)	1,860,000	1,989,240
Occidental Petroleum Corp.,
Series 1, 4.10%, 2/1/2021	3,200,000	3,264,905
Petrobras Global Finance BV, 6.13%, 1/17/2022	1,510,000	1,625,651
5.30%, 1/27/2025	150,000	161,633
5.75%, 2/1/2029	300,000	321,939
Petroleos del Peru SA, 4.75%, 6/19/2032(a)	1,970,000	2,125,650
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/2024(a)	2,120,000	2,268,548

		37,034,523

Paper & Forest Products 0.1%
Suzano Austria GmbH, 5.75%, 7/14/2026(a)	2,010,000	2,228,587

Pharmaceuticals 0.3%
AstraZeneca plc,
(ICE LIBOR USD 3 Month + 0.67%), 3.19%, 8/17/2023(f)	2,186,000	2,183,202
Bristol-Myers Squibb Co., 2.60%, 5/16/2022(a)	2,670,000	2,695,319
Elanco Animal Health, Inc., 3.91%, 8/27/2021	666,000	680,152
Eli Lilly & Co., 2.35%, 5/15/2022	400,000	401,303
GlaxoSmithKline Capital plc,
(ICE LIBOR USD 3 Month + 0.35%), 2.88%, 5/14/2021(f)	1,500,000	1,503,789

		7,463,765

Semiconductors & Semiconductor Equipment 0.1%
QUALCOMM, Inc.,
(ICE LIBOR USD 3 Month + 0.73%), 3.00%, 1/30/2023(f)	2,700,000	2,705,480

Software 0.0%†
Microsoft Corp., 1.85%, 2/6/2020	1,000,000	997,991

Specialty Retail 0.1%
Home Depot, Inc. (The),
(ICE LIBOR USD 3 Month + 0.31%), 2.83%, 3/1/2022(f)	1,000,000	1,002,400
Lowe’s Cos., Inc., 3.12%, 4/15/2022	2,500,000	2,544,007

		3,546,407

Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc., 1.80%, 5/11/2020	1,500,000	1,496,131
1.55%, 8/4/2021	2,400,000	2,371,375
Dell International LLC, 4.42%, 6/15/2021(a)	1,500,000	1,542,316

		5,409,822

Thrifts & Mortgage Finance 0.1%
BPCE SA, 3.00%, 5/22/2022(a)	2,770,000	2,795,712

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Tobacco 0.3%
Altria Group, Inc., 3.49%, 2/14/2022	$1,680,000	$1,715,869
3.80%, 2/14/2024	1,200,000	1,249,258
BAT Capital Corp., 2.76%, 8/15/2022	3,500,000	3,499,556
(ICE LIBOR USD 3 Month + 0.88%), 3.40%, 8/15/2022(f)	40,000	40,136
Philip Morris International, Inc., 1.88%, 11/1/2019	1,000,000	998,870
Reynolds American, Inc., 3.25%, 6/12/2020	500,000	502,601

		8,006,290

Trading Companies & Distributors 0.1%
International Lease Finance Corp., 5.88%, 8/15/2022	2,600,000	2,831,097

Wireless Telecommunication Services 0.2%
Vodafone Group plc,
(ICE LIBOR USD 3 Month + 0.99%), 3.31%, 1/16/2024(f)	4,349,000	4,385,566

Total Corporate Bonds (cost $353,754,822)		359,646,304

Exchange Traded Funds 1.0%
	Shares	Value

Equity Funds 1.0%
iShares Russell 3000 ETF	140,937	24,678,069
SPDR S&P 500 ETF Trust	4,035	1,200,130

Total Exchange Traded Funds (cost $25,321,734)		25,878,199

Foreign Government Securities 1.4%
	Principal Amount	Value

ARGENTINA 0.1%
Provincia de Buenos Aires, 6.50%, 2/15/2023 (a)	$1,200,000	985,812
Republic of Argentina, 5.63%, 1/26/2022	3,060,000	2,634,660

		3,620,472

COLOMBIA 0.1%
Republic of Colombia, 4.38%, 7/12/2021	3,070,000	3,173,643

ECUADOR 0.1%
Republic of Ecuador, 8.75%, 6/2/2023 (a)	1,560,000	1,679,340

EGYPT 0.1%
Arab Republic of Egypt,
Reg. S, 6.59%, 2/21/2028	1,220,000	1,254,199

INDONESIA 0.1%
Republic of Indonesia, 3.75%, 4/25/2022 (a)	1,200,000	1,233,888
2.95%, 1/11/2023	2,490,000	2,511,940

		3,745,828

KUWAIT 0.1%
Kuwait Government Bond, 2.75%, 3/20/2022 (a)	900,000	909,011

Foreign Government Securities (continued)
	Principal Amount		Value

KUWAIT (continued)
Kuwait Government Bond (continued) 3.50%, 3/20/2027 (a)		$1,260,000	$1,334,350

			2,243,361

MEXICO 0.2%
United Mexican States, 4.00%, 10/2/2023		3,060,000	3,202,290
8.00%, 11/7/2047	MXN	53,130,000	2,794,989

			5,997,279

QATAR 0.1%
Qatar Government Bond, 2.38%, 6/2/2021 (a)		$500,000	499,525
Reg. S, 3.88%, 4/23/2023		2,220,000	2,339,325
3.38%, 3/14/2024 (a)		760,000	790,400

			3,629,250

RUSSIA 0.2%
Russian Federal Bond - OFZ, 6.90%, 5/23/2029	RUB	121,670,000	1,875,130
7.65%, 4/10/2030		144,850,000	2,340,700
7.25%, 5/10/2034		2,250,000	34,997

			4,250,827

SAUDI ARABIA 0.1%

Kingdom of Saudi Arabia, 4.50%, 4/17/2030 (a)		$1,450,000	1,613,125

SENEGAL 0.1%
Republic of Senegal, 6.25%, 5/23/2033 (a)		1,260,000	1,248,093

UNITED ARAB EMIRATES 0.1%
Abu Dhabi Government Bond, 2.50%, 10/11/2022 (a)		1,400,000	1,409,142
4.13%, 10/11/2047 (a)		1,970,000	2,183,194

			3,592,336

Total Foreign Government Securities (cost $34,470,441)			36,047,753

Mortgage-Backed Securities 4.2%
	Principal Amount		Value

FHLMC Gold Pool
Pool# G67701 3.00%, 10/1/2046		2,219,198	2,253,813
Pool# G61739 3.00%, 9/1/2048		1,226,536	1,245,290
Pool# Q59271 4.00%, 10/1/2048		92,940	96,766
Pool# V85283 3.50%, 3/1/2049		790,906	817,236
Pool# Q63195 3.00%, 4/1/2049		2,005,010	2,023,940
Pool# Q63579 3.00%, 5/1/2049		881,718	893,567
Pool# G08887 3.00%, 6/1/2049		1,083,040	1,093,266
GNMA I Pool
Pool# AB2892 3.00%, 9/15/2042		126,875	129,906
Pool# AB9109 3.00%, 10/15/2042		397,829	407,333
Pool# AB9108 3.00%, 10/15/2042		116,127	118,902
Pool# AB9207 3.00%, 11/15/2042		351,371	359,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# AB9205 3.00%, 11/15/2042	$73,397	$75,150
GNMA II Pool
Pool# MA2678 3.50%, 3/20/2045	38,397	39,976
Pool# MA4838 4.00%, 11/20/2047	1,177,316	1,229,068
Pool# MA4901 4.00%, 12/20/2047	159,614	166,661
Pool# MA5330 4.00%, 7/20/2048	86,860	90,335
Pool# MA5529 4.50%, 10/20/2048	6,175,491	6,436,607
Pool# MA5710 4.00%, 1/20/2049	875,898	910,035
Pool# MA5931 4.00%, 5/20/2049	1,493,147	1,552,257
GNMA TBA 3.00%, 8/15/2049	800,000	817,641
3.50%, 8/15/2049	6,900,000	7,134,762
4.00%, 8/15/2049	1,900,000	1,973,402
4.50%, 8/15/2049	200,000	208,281
3.00%, 9/15/2049	2,000,000	2,041,680
3.50%, 9/15/2049	1,600,000	1,653,063
4.00%, 9/15/2049	100,000	103,832
UMBS Pool
Pool# AL3026 3.50%, 12/1/2042	77,410	80,672
Pool# BM4751 3.50%, 3/1/2043	905,170	947,595
Pool# BM4750 3.50%, 2/1/2045	95,417	99,428
Pool# BC1509 3.00%, 8/1/2046	386,153	391,785
Pool# BC2817 3.00%, 9/1/2046	846,777	860,992
Pool# AS7844 3.00%, 9/1/2046	546,389	554,480
Pool# AL9397 3.00%, 10/1/2046	555,260	563,454
Pool# BM4897 3.50%, 12/1/2046	1,300,474	1,354,973
Pool# BM4226 3.00%, 1/1/2047	178,204	181,090
Pool# CA0858 3.50%, 12/1/2047	721,301	746,769
Pool# MA3383 3.50%, 6/1/2048	2,944,759	3,031,595
Pool# ZT0711 3.50%, 10/1/2048	6,074,856	6,236,627
Pool# ZT1319 3.50%, 11/1/2048	3,662,472	3,751,068
Pool# ZT1320 4.00%, 11/1/2048	3,809,323	3,941,995
Pool# 890876 3.50%, 2/1/2049	191,499	199,278
Pool# BN5424 3.50%, 4/1/2049	1,182,568	1,218,391
Pool# CA3471 3.50%, 5/1/2049	991,061	1,023,387
Pool# CA3478 3.50%, 5/1/2049	794,093	818,147
Pool# MA3686 3.50%, 6/1/2049	6,135,411	6,289,063
Pool# CA3634 3.50%, 6/1/2049	498,363	515,702
Pool# CA3637 3.50%, 6/1/2049	497,443	512,404
Pool# BO0955 3.50%, 6/1/2049	99,510	102,503
Pool# BO0968 4.00%, 6/1/2049	599,256	622,391
Pool# RA1103 3.00%, 7/1/2049	598,195	604,931

Mortgage-Backed Securities (continued)
	Principal Amount	Value

UMBS Pool (continued)
Pool# BN9558 3.00%, 7/1/2049	$400,000	$403,639
Pool# CA3809 3.00%, 7/1/2049	399,449	404,563
Pool# QA0794 3.00%, 7/1/2049	199,878	201,649
Pool# SD8004 3.00%, 8/1/2049	400,000	403,544
UMBS, 30 Year, Single Family TBA 3.00%, 8/25/2049	22,500,000	22,692,041
4.00%, 8/25/2049	8,100,000	8,384,551
4.50%, 8/25/2049	3,700,000	3,880,375

Total Mortgage-Backed Securities (cost $104,076,829)		104,891,616

Purchased Options 0.0%†
	Number of Contracts	Value

Put Options 0.0%†
Future Equity Index Options 0.0%†
S&P 500 Index 8/2/2019 at USD 1,900.00, European Style, Notional Amount: USD 9,537,216 Exchange Traded*	32	320
S&P 500 Index 8/2/2019 at USD 2,000.00, European Style, Notional Amount: USD 9,835,254 Exchange Traded*	33	165
S&P 500 Index 8/2/2019 at USD 1,800.00, European Style, Notional Amount: USD 50,666,460 Exchange Traded*	170	1,700
S&P 500 Index 8/16/2019 at USD 1,940.00, European Style, Notional Amount: USD 59,607,600 Exchange Traded*	200	3,600
S&P 500 Index 8/9/2019 at USD 2,000.00, European Style, Notional Amount: USD 44,705,700 Exchange Traded*	150	750
S&P 500 Index 8/9/2019 at USD 1,950.00, European Style, Notional Amount: USD 6,258,798 Exchange Traded*	21	105
S&P 500 Index 8/9/2019 at USD 2,050.00, European Style, Notional Amount: USD 5,960,760 Exchange Traded*	20	100
S&P 500 Index 8/9/2019 at USD 2,125.00, European Style, Notional Amount: USD 5,960,760 Exchange Traded*	20	100
S&P 500 Index 8/23/2019 at USD 1,950.00, European Style, Notional Amount: USD 5,960,760 Exchange Traded*	20	200
S&P 500 Index 8/23/2019 at USD 2,000.00, European Style, Notional Amount: USD 6,258,798 Exchange Traded*	21	210
S&P 500 Index 8/23/2019 at USD 1,900.00, European Style, Notional Amount: USD 66,164,436 Exchange Traded*	222	2,220
S&P 500 Index 8/7/2019 at USD 1,950.00, European Style, Notional Amount: USD 6,258,798 Exchange Traded*	21	210

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Purchased Options (continued)
	Number of Contracts	Value

Put Options (continued)
Future Equity Index Options (continued)
S&P 500 Index 8/14/2019 at USD 2,000.00, European Style, Notional Amount: USD 5,960,760 Exchange Traded*	20	$200
S&P 500 Index 8/21/2019 at USD 1,900.00, European Style, Notional Amount: USD 11,921,520 Exchange Traded*	40	200
S&P 500 Index 8/28/2019 at USD 2,000.00, European Style, Notional Amount: USD 5,960,760 Exchange Traded*	20	300
S&P 500 Index 8/16/2019 at USD 2,025.00, European Style, Notional Amount: USD 5,960,760 Exchange Traded*	20	100
S&P 500 Index 8/16/2019 at USD 1,900.00, European Style, Notional Amount: USD 5,662,722 Exchange Traded*	19	95
S&P 500 Index 8/16/2019 at USD 1,975.00, European Style, Notional Amount: USD 5,662,722 Exchange Traded*	19	190
S&P 500 Index 8/16/2019 at USD 2,000.00, European Style, Notional Amount: USD 5,960,760 Exchange Traded*	20	100
S&P 500 Index 8/30/2019 at USD 1,900.00, European Style, Notional Amount: USD 12,219,558 Exchange Traded*	41	410

		11,275

Call Option 0.0%†
Future Interest Rate Options 0.0%†
Mid-Curve 1-Year Eurodollar 12/13/2019 at USD 98.00, American Style, Notional Amount: USD 90,500,000 Exchange Traded*	362	291,862

Total Purchased Options (cost $159,239)		303,137

Rights 0.0%†
	Number of Rights	Value

Biotechnology 0.0%†
Oncternal Therapeutics, Inc., CVR*¥	31	64

Metals & Mining 0.0%†
Pan American Silver Corp., expiring on 2/22/2029*¥	9,275	7,002

Pharmaceuticals –%†
Elanco Animal Health, Inc., CVR*¥	2,818	0

Total Rights (cost $–)		7,066

U.S. Treasury Obligations 5.1%
	Principal Amount	Value

U.S. Treasury Bonds 3.00%, 2/15/2048	$3,970,000	4,346,374
3.00%, 2/15/2049	280,000	307,311
2.88%, 5/15/2049	2,630,000	2,821,189
U.S. Treasury Inflation Linked Bonds 1.38%, 2/15/2044 (g)	4,290,000	5,413,418
1.00%, 2/15/2046 (g)	1,830,000	2,099,003
1.00%, 2/15/2049 (g)	6,760,000	7,384,114
U.S. Treasury Notes 2.50%, 1/31/2021	11,680,000	11,772,162
2.13%, 5/31/2021	23,840,000	23,925,675
2.50%, 2/15/2022	9,550,000	9,698,473

U.S. Treasury Obligations (continued)
	Principal Amount	Value

U.S. Treasury Notes (continued) 1.75%, 6/30/2024	$6,750,000	$6,719,150
2.25%, 11/15/2025	3,660,000	3,733,057
2.13%, 5/31/2026	5,870,000	5,942,458
1.88%, 6/30/2026	6,710,000	6,686,934
2.63%, 2/15/2029	7,610,000	8,006,850
2.38%, 5/15/2029	28,540,000	29,431,875

Total U.S. Treasury Obligations (cost $126,221,959)		128,288,043

Short-Term Investments 1.6%
	Shares	Value

Money Market Funds 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (h)(i)	2,216,072	2,216,072

	Principal Amount	Value

U.S. Government Agency Securities 1.5%
FHLB Discount Notes 2.41%, 8/1/2019	$6,440,000	6,440,000
2.41%, 8/7/2019	7,760,000	7,757,284
2.21%, 8/26/2019(j)	9,140,000	9,126,671
2.28%, 9/11/2019	8,350,000	8,329,839
2.15%, 9/20/2019	2,570,000	2,562,433
2.46%, 9/27/2019	2,390,000	2,381,978
		36,598,205

Total Short-Term Investments (cost $38,810,579)		38,814,277

Repurchase Agreements 2.1%
	Principal Amount	Value

BNP Paribas Securities Corp. 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $6,980,343, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $7,121,908. (i)	6,979,853	6,979,853
Goldman Sachs International, 2.52%, dated 7/31/2019, due 8/1/2019, repurchase price $45,003,150, collateralized by U.S. Treasury Note, 2.88%, maturing 10/31/2023; total market value $45,930,150.	45,000,000	45,000,000

Total Repurchase Agreements (cost $51,979,853)		51,979,853

Total Investments
(cost $2,407,014,005) — 101.5%		2,556,483,992
Liabilities in excess of other assets — (1.5)%		(37,631,878)

NET ASSETS — 100.0%		$2,518,852,114

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

*	Denotes a non-income producing security.

¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at July 31, 2019 was $234,301,630 which represents 9.30% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2019.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2019.
(d)	Security or a portion of the security was used as collateral for option contracts written.
(e)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $8,945,173, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $2,216,072 and $6,979,853, respectively, a total value of $9,195,925.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2019.
(g)	Principal amounts are not adjusted for inflation.
(h)	Represents 7-day effective yield as of July 31, 2019.
(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $9,195,925.

CLO	Collateralized Loan Obligations
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
TBA	To Be Announced; Security is subject to delayed delivery

Currency:

RUB	Russian Ruble
MXN	Mexican Peso
USD	United States Dollar

Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2019:

Floating Rate Index	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month LIBOR quarterly	1.73 semi-annually	Receive	6/27/2021	USD 22,990,000	–	105,270	105,270
3 month LIBOR quarterly	1.85 semi-annually	Receive	4/30/2026	USD 38,253,000	16,361	10,139	26,500
					16,361	115,409	131,770
3 month LIBOR quarterly	2.50 semi-annually	Receive	1/31/2026	USD 43,567,000	(558,130)	(1,119,069)	(1,677,199)
3 month LIBOR quarterly	2.25 semi-annually	Receive	12/31/2025	USD 62,032,000	152,742	(1,572,295)	(1,419,553)
					(405,388)	(2,691,364)	(3,096,752)
					(389,027)	(2,575,955)	(2,964,982)

Currency:

USD	United States Dollar

At July 31, 2019, the Fund has $2,992,000 segregated as collateral for interest rate swap contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

OTC Total return swap contracts outstanding as of July 31, 2019:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
Vanguard Russell 3000 ETF	2.38% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	3/11/2020	USD 2,644,767	–	6,096	6,096
Vanguard Russell 3000 ETF	2.38% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	3/11/2020	USD 302,849,014	–	698,109	698,109
Vanguard Russell 3000 ETF	2.38% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	JPMorgan Chase Bank	12/17/2019	USD 42,965,863	–	98,219	98,219
Vanguard Russell 3000 ETF	2.38% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	JPMorgan Chase Bank	12/17/2019	USD 538,530,228	–	1,231,064	1,231,064

							–	2,033,488	2,033,488

Currency:

USD	United States Dollar

* There are no upfront payments (receipts) on the swap contracts listed above.

At July 31, 2019, the Fund has $17,858 segregated as collateral for total return swap contracts.

Forward foreign currency contracts outstanding as of July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

USD	4,197,413	RUB	269,310,216	JPMorgan Chase Bank**	10/17/2019	10,218
Total unrealized appreciation						10,218
BRL	16,870,000	USD	4,453,185	JPMorgan Chase Bank**	10/17/2019	(59,732)
CAD	6,064,252	USD	4,624,113	JPMorgan Chase Bank	10/17/2019	(22,925)
USD	34,667	RUB	2,237,288	JPMorgan Chase Bank**	10/17/2019	(118)
Total unrealized depreciation						(82,775)
Net unrealized depreciation						(72,557)

** Non-deliverable forward.

Currency:

BRL	Brazilian Real
CAD	Canadian Dollar
RUB	Russian Ruble
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
S&P 500 E-Mini Index	2	9/2019	USD	298,230	(3,082)
U.S. Treasury 10 Year Note	703	9/2019	USD	89,577,578	10,363
U.S. Treasury Ultra Bond	33	9/2019	USD	5,859,563	129,646
3 Month Eurodollar	176	6/2020	USD	43,203,600	376,080
3 Month Eurodollar	147	12/2020	USD	36,114,225	299,292
					812,299
Short Contracts
30 Day Federal Funds	(64)	8/2019	USD	(26,094,754)	17,151
U.S. Treasury 2 Year Note	(696)	9/2019	USD	(149,226,750)	(191,517)
U.S. Treasury 5 Year Note	(2,018)	9/2019	USD	(237,225,359)	(1,650,711)
U.S. Treasury Long Bond	(69)	9/2019	USD	(10,735,969)	(199,038)
30 Day Federal Funds	(4)	1/2020	USD	(1,636,714)	(4,758)
					(2,028,873)
					(1,216,574)

At July 31, 2019, the Fund had $1,957,921 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Written Call Options Contracts as of July 31, 2019:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)

CBOE Volatility Index	Exchange Traded	239	USD	385,268	USD 26.00	8/21/2019	(7,170)
Mid-Curve 1-Year Eurodollar	Exchange Traded	181	USD	45,250,000	USD 97.75	12/13/2019	(242,088)
Mid-Curve 1-Year Eurodollar	Exchange Traded	181	USD	45,250,000	USD 98.50	12/13/2019	(38,463)
U.S. Treasury 10 Year Note	Exchange Traded	78	USD	7,800,000	USD 128.00	8/23/2019	(19,500)
							(307,221)

Written Put Options Contracts as of July 31, 2019:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)

S&P 500 Index	Exchange Traded	6	USD	1,788,228	USD 2,000.00	12/31/2019	(1,530)
S&P 500 Index	Exchange Traded	6	USD	1,788,228	USD 2,000.00	1/17/2020	(2,394)
S&P 500 Index	Exchange Traded	26	USD	7,748,988	USD 2,050.00	9/30/2019	(1,690)
S&P 500 Index	Exchange Traded	9	USD	2,682,342	USD 2,075.00	9/30/2019	(585)
S&P 500 Index	Exchange Traded	21	USD	6,258,798	USD 2,075.00	1/17/2020	(11,445)
S&P 500 Index	Exchange Traded	6	USD	1,788,228	USD 2,100.00	1/17/2020	(3,840)
S&P 500 Index	Exchange Traded	6	USD	1,788,228	USD 2,100.00	3/20/2020	(6,060)
S&P 500 Index	Exchange Traded	8	USD	2,384,304	USD 2,150.00	9/30/2019	(640)
S&P 500 Index	Exchange Traded	4	USD	1,192,152	USD 2,150.00	12/20/2019	(1,980)
S&P 500 Index	Exchange Traded	6	USD	1,788,228	USD 2,150.00	1/17/2020	(4,014)
S&P 500 Index	Exchange Traded	12	USD	3,576,456	USD 2,150.00	3/20/2020	(12,120)
S&P 500 Index	Exchange Traded	8	USD	2,384,304	USD 2,175.00	9/30/2019	(720)
S&P 500 Index	Exchange Traded	9	USD	2,682,342	USD 2,175.00	12/20/2019	(4,212)
S&P 500 Index	Exchange Traded	6	USD	1,788,228	USD 2,175.00	1/17/2020	(4,950)
S&P 500 Index	Exchange Traded	30	USD	8,941,140	USD 2,200.00	12/20/2019	(17,820)
S&P 500 Index	Exchange Traded	5	USD	1,490,190	USD 2,200.00	3/20/2020	(8,275)
S&P 500 Index	Exchange Traded	4	USD	1,192,152	USD 2,225.00	9/30/2019	(640)
S&P 500 Index	Exchange Traded	10	USD	2,980,380	USD 2,250.00	12/20/2019	(6,700)
S&P 500 Index	Exchange Traded	15	USD	4,470,570	USD 2,250.00	12/31/2019	(13,200)
S&P 500 Index	Exchange Traded	6	USD	1,788,228	USD 2,250.00	1/17/2020	(5,238)
S&P 500 Index	Exchange Traded	5	USD	1,490,190	USD 2,250.00	3/20/2020	(9,100)
S&P 500 Index	Exchange Traded	13	USD	3,874,494	USD 2,275.00	8/30/2019	(780)
S&P 500 Index	Exchange Traded	6	USD	1,788,228	USD 2,275.00	9/30/2019	(1,020)
S&P 500 Index	Exchange Traded	21	USD	6,258,798	USD 2,275.00	1/17/2020	(20,265)
S&P 500 Index	Exchange Traded	16	USD	4,768,608	USD 2,300.00	11/29/2019	(9,296)
S&P 500 Index	Exchange Traded	15	USD	4,470,570	USD 2,300.00	12/20/2019	(12,750)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,300.00	1/17/2020	(17,935)
S&P 500 Index	Exchange Traded	10	USD	2,980,380	USD 2,300.00	3/20/2020	(17,200)
S&P 500 Index	Exchange Traded	44	USD	13,113,672	USD 2,325.00	8/16/2019	(748)
S&P 500 Index	Exchange Traded	29	USD	8,643,102	USD 2,325.00	9/30/2019	(5,655)
S&P 500 Index	Exchange Traded	34	USD	10,133,292	USD 2,325.00	11/15/2019	(18,020)
S&P 500 Index	Exchange Traded	16	USD	4,768,608	USD 2,325.00	12/31/2019	(17,120)
S&P 500 Index	Exchange Traded	12	USD	3,576,456	USD 2,325.00	1/17/2020	(13,800)
S&P 500 Index	Exchange Traded	5	USD	1,490,190	USD 2,325.00	3/20/2020	(8,900)
S&P 500 Index	Exchange Traded	36	USD	10,729,368	USD 2,350.00	9/20/2019	(7,200)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,350.00	10/31/2019	(7,565)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,350.00	11/15/2019	(12,325)
S&P 500 Index	Exchange Traded	16	USD	4,768,608	USD 2,350.00	11/29/2019	(11,328)
S&P 500 Index	Exchange Traded	23	USD	6,854,874	USD 2,350.00	12/31/2019	(24,265)
S&P 500 Index	Exchange Traded	7	USD	2,086,266	USD 2,350.00	1/17/2020	(8,575)
S&P 500 Index	Exchange Traded	15	USD	4,470,570	USD 2,350.00	3/20/2020	(34,725)
S&P 500 Index	Exchange Traded	37	USD	11,027,406	USD 2,375.00	10/31/2019	(18,500)
S&P 500 Index	Exchange Traded	16	USD	4,768,608	USD 2,375.00	12/20/2019	(16,048)
S&P 500 Index	Exchange Traded	7	USD	2,086,266	USD 2,375.00	12/31/2019	(8,050)
S&P 500 Index	Exchange Traded	21	USD	6,258,798	USD 2,375.00	1/17/2020	(29,295)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,380.00	8/30/2019	(1,190)
S&P 500 Index	Exchange Traded	29	USD	8,643,102	USD 2,400.00	9/20/2019	(7,598)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,400.00	11/15/2019	(12,070)
S&P 500 Index	Exchange Traded	16	USD	4,768,608	USD 2,400.00	11/29/2019	(14,400)
S&P 500 Index	Exchange Traded	25	USD	7,450,950	USD 2,400.00	3/31/2020	(69,750)
S&P 500 Index	Exchange Traded	18	USD	5,364,684	USD 2,410.00	8/30/2019	(1,350)
S&P 500 Index	Exchange Traded	29	USD	8,643,102	USD 2,410.00	9/30/2019	(17,110)
S&P 500 Index	Exchange Traded	27	USD	8,047,026	USD 2,420.00	8/30/2019	(2,106)
S&P 500 Index	Exchange Traded	31	USD	9,239,178	USD 2,425.00	10/31/2019	(20,739)
S&P 500 Index	Exchange Traded	45	USD	13,411,710	USD 2,425.00	12/20/2019	(55,800)
S&P 500 Index	Exchange Traded	5	USD	1,490,190	USD 2,425.00	3/31/2020	(12,630)
S&P 500 Index	Exchange Traded	23	USD	6,854,874	USD 2,430.00	8/16/2019	(805)
S&P 500 Index	Exchange Traded	18	USD	5,364,684	USD 2,430.00	8/30/2019	(1,620)
S&P 500 Index	Exchange Traded	29	USD	8,643,102	USD 2,430.00	9/30/2019	(8,700)
S&P 500 Index	Exchange Traded	13	USD	3,874,494	USD 2,450.00	10/18/2019	(8,060)
S&P 500 Index	Exchange Traded	15	USD	4,470,570	USD 2,450.00	3/31/2020	(44,100)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,460.00	8/30/2019	(1,700)
S&P 500 Index	Exchange Traded	13	USD	3,874,494	USD 2,460.00	9/30/2019	(4,381)
S&P 500 Index	Exchange Traded	18	USD	5,364,684	USD 2,465.00	8/16/2019	(1,440)
S&P 500 Index	Exchange Traded	27	USD	8,047,026	USD 2,470.00	8/30/2019	(2,835)
S&P 500 Index	Exchange Traded	13	USD	3,874,494	USD 2,470.00	9/30/2019	(5,590)
S&P 500 Index	Exchange Traded	33	USD	9,835,254	USD 2,475.00	8/16/2019	(2,145)
S&P 500 Index	Exchange Traded	26	USD	7,748,988	USD 2,475.00	10/18/2019	(17,680)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)

S&P 500 Index	Exchange Traded	15	USD	4,470,570	USD 2,475.00	12/20/2019	(21,750)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,495.00	8/30/2019	(1,955)
S&P 500 Index	Exchange Traded	54	USD	16,094,052	USD 2,500.00	8/16/2019	(4,860)
S&P 500 Index	Exchange Traded	32	USD	9,537,216	USD 2,500.00	12/31/2019	(57,280)
S&P 500 Index	Exchange Traded	16	USD	4,768,608	USD 2,500.00	1/17/2020	(36,800)
S&P 500 Index	Exchange Traded	15	USD	4,470,570	USD 2,510.00	8/16/2019	(1,125)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,510.00	8/30/2019	(2,210)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,515.00	9/20/2019	(5,100)
S&P 500 Index	Exchange Traded	16	USD	4,768,608	USD 2,520.00	12/31/2019	(30,720)
S&P 500 Index	Exchange Traded	32	USD	9,537,216	USD 2,525.00	12/31/2019	(62,720)
S&P 500 Index	Exchange Traded	48	USD	14,305,824	USD 2,525.00	1/17/2020	(108,000)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,530.00	9/20/2019	(6,375)
S&P 500 Index	Exchange Traded	18	USD	5,364,684	USD 2,535.00	8/16/2019	(1,080)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,535.00	9/20/2019	(5,610)
S&P 500 Index	Exchange Traded	54	USD	16,094,052	USD 2,540.00	8/16/2019	(4,050)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,545.00	9/20/2019	(6,460)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,550.00	8/30/2019	(2,465)
S&P 500 Index	Exchange Traded	16	USD	4,768,608	USD 2,555.00	8/30/2019	(2,560)
S&P 500 Index	Exchange Traded	16	USD	4,768,608	USD 2,565.00	8/30/2019	(3,200)
S&P 500 Index	Exchange Traded	34	USD	10,133,292	USD 2,570.00	9/20/2019	(14,280)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,570.00	9/30/2019	(9,350)
S&P 500 Index	Exchange Traded	34	USD	10,133,292	USD 2,575.00	9/20/2019	(15,640)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,580.00	9/30/2019	(9,690)
S&P 500 Index	Exchange Traded	51	USD	15,199,938	USD 2,615.00	9/20/2019	(24,480)
S&P 500 Index	Exchange Traded	18	USD	5,364,684	USD 2,625.00	9/30/2019	(16,380)
S&P 500 Index	Exchange Traded	18	USD	5,364,684	USD 2,645.00	9/30/2019	(14,040)
S&P 500 Index	Exchange Traded	53	USD	15,796,014	USD 2,655.00	10/18/2019	(79,500)
S&P 500 Index	Exchange Traded	36	USD	10,729,368	USD 2,660.00	9/30/2019	(39,960)
S&P 500 Index	Exchange Traded	34	USD	10,133,292	USD 2,660.00	10/18/2019	(57,120)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,665.00	10/18/2019	(29,240)
S&P 500 Index	Exchange Traded	35	USD	10,431,330	USD 2,670.00	10/18/2019	(62,300)
S&P 500 Index	Exchange Traded	34	USD	10,133,292	USD 2,670.00	10/31/2019	(69,700)
S&P 500 Index	Exchange Traded	27	USD	8,047,026	USD 2,675.00	9/30/2019	(23,355)
S&P 500 Index	Exchange Traded	34	USD	10,133,292	USD 2,680.00	10/18/2019	(61,880)
S&P 500 Index	Exchange Traded	27	USD	8,047,026	USD 2,685.00	9/30/2019	(25,380)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,690.00	10/18/2019	(27,880)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,690.00	10/31/2019	(27,880)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,710.00	10/18/2019	(36,040)
S&P 500 Index	Exchange Traded	17	USD	5,066,646	USD 2,720.00	10/18/2019	(28,050)
U.S. Treasury 10 Year Note	Exchange Traded	386	USD	38,600,000	USD 126.50	8/23/2019	(66,344)
U.S. Treasury 10 Year Note	Exchange Traded	61	USD	6,100,000	USD 127.00	8/23/2019	(19,063)
U.S. Treasury 5 Year Note	Exchange Traded	46	USD	4,600,000	USD 117.25	8/23/2019	(8,623)
							(1,882,812)
Total Written Options Contracts (Premiums Received ($4,877,467))							(2,190,033)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$111,464,429	$–	$111,464,429
Collateralized Mortgage Obligations	–	48,812,531	–	48,812,531
Commercial Mortgage-Backed Securities	–	50,282,095	–	50,282,095
Common Stocks	1,600,068,689	–	–	1,600,068,689
Corporate Bonds	–	359,646,304	–	359,646,304
Exchange Traded Funds	25,878,199	–	–	25,878,199
Foreign Government Securities	–	36,047,753	–	36,047,753
Forward Foreign Currency Contracts	–	10,218	–	10,218
Futures Contracts	832,532	–	–	832,532
Interest Rate Swaps*	–	115,409	–	115,409
Mortgage-Backed Securities	–	104,891,616	–	104,891,616
Purchased Options	303,137	–	–	303,137
Repurchase Agreements	–	51,979,853	–	51,979,853
Rights	–	7,066	–	7,066
Short-Term Investments	2,216,072	36,598,205	–	38,814,277
Total Return Swaps*	–	2,033,488	–	2,033,488
U.S. Treasury Obligations	–	128,288,043	–	128,288,043
Total Assets	$1,629,298,629	$930,177,010	$–	$2,559,475,639
Liabilities:
Forward Foreign Currency Contracts	$–	$(82,775)	$–	$(82,775)
Futures Contracts	(2,049,106)	–	–	(2,049,106)
Interest Rate Swaps*	–	(2,691,364)	–	(2,691,364)
Options Written	(2,190,033)	–	–	(2,190,033)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

	Level 1	Level 2	Level 3	Total
Total Liabilities	$(4,239,139)	$(2,774,139)	$–	$(7,013,278)
Total	$1,625,059,490	$927,402,871	$–	$2,552,462,361

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

* Total return swap contracts are included in the table at value. Centrally cleared interest rate swap contracts are included in the table at unrealized appreciation/(depreciation).

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts and financial futures contracts.

Options

The Fund purchased and wrote put options on futures contracts. Such option investments are utilized to gain exposure to and/or hedge against changes in interest rates. The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge.

Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.

When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Swap Contracts

Total Return Swaps. The Fund entered into total return swaps to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Fund entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Multi-Cap Portfolio (Continued)

Interest Rate Swaps. The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to enhance returns. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to equity and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to/hedge against changes in the value of equities/the value of fixed-income securities/interest rates/foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Purchased Options
Equity risk	Investment securities, at value	$11,275
Interest rate risk	Investment securities, at value	291,862
Swap Contracts(a)
Equity risk	Swap contracts, at value	2,033,488
Interest rate risk	Unrealized appreciation on centrally cleared interest rate contracts	115,409
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	10,218
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	832,532
Total		$3,294,784

Liabilities:
Written Options
Equity risk	Written options, at value	$(1,795,952)
Interest rate risk	Written options, at value	(394,081)
Swap Contracts(a)
Interest rate risk	Unrealized depreciation on centrally cleared interest rate contracts	(2,691,364)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(82,775)
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(3,082)
Interest rate risk	Unrealized depreciation from futures contracts	(2,046,024)
Total		$($7,013,278)

(a) Total return swap contracts are included in the table at value. Centrally cleared interest rate swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.6%
	Shares	Value

Aerospace & Defense 2.6%
Arconic, Inc.	17,246	$431,840
Boeing Co. (The)	22,381	7,635,950
General Dynamics Corp.	11,615	2,159,693
Huntington Ingalls Industries, Inc.	1,788	408,200
L3Harris Technologies, Inc.	9,471	1,966,180
Lockheed Martin Corp.	10,514	3,807,855
Northrop Grumman Corp.	7,263	2,509,875
Raytheon Co.	11,914	2,171,803
Textron, Inc.	9,919	489,007
TransDigm Group, Inc. *	2,093	1,016,026
United Technologies Corp.	34,695	4,635,252

		27,231,681

Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,881	492,416
Expeditors International of Washington, Inc.	7,425	566,899
FedEx Corp.	10,254	1,748,614
United Parcel Service, Inc., Class B	29,836	3,564,507

		6,372,436

Airlines 0.4%
Alaska Air Group, Inc.	5,264	333,527
American Airlines Group, Inc.	16,788	512,202
Delta Air Lines, Inc.	25,482	1,555,422
Southwest Airlines Co.	20,906	1,077,286
United Airlines Holdings, Inc. *	9,454	868,917

		4,347,354

Auto Components 0.1%
Aptiv plc	11,002	964,325
BorgWarner, Inc.	8,820	333,396

		1,297,721

Automobiles 0.4%
Ford Motor Co.	167,618	1,597,399
General Motors Co.	56,423	2,276,104
Harley-Davidson, Inc.	6,745	241,336

		4,114,839

Banks 5.6%
Bank of America Corp.	378,233	11,604,188
BB&T Corp.	32,761	1,688,174
Citigroup, Inc.	98,913	7,038,649
Citizens Financial Group, Inc.	19,637	731,675
Comerica, Inc.	6,659	487,439
Fifth Third Bancorp	31,023	921,073
First Republic Bank	7,095	704,959
Huntington Bancshares, Inc.	44,760	637,830
JPMorgan Chase & Co.	138,757	16,095,812
KeyCorp	43,037	790,590
M&T Bank Corp.	5,838	958,891
People’s United Financial, Inc.	17,034	279,698
PNC Financial Services Group, Inc. (The)	19,310	2,759,399
Regions Financial Corp.	43,102	686,615
SunTrust Banks, Inc.	18,917	1,259,872
SVB Financial Group *	2,216	514,046
US Bancorp	64,013	3,658,343
Wells Fargo & Co.	173,016	8,375,705
Zions Bancorp NA	7,885	355,377

		59,548,335

Beverages 1.8%
Brown-Forman Corp., Class B	7,077	387,890
Coca-Cola Co. (The)	164,230	8,643,425
Constellation Brands, Inc., Class A	7,152	1,407,657
Molson Coors Brewing Co., Class B	8,126	438,723
Monster Beverage Corp. *	16,741	1,079,292
PepsiCo, Inc.	59,961	7,663,615

		19,620,602

Common Stocks (continued)
	Shares	Value

Biotechnology 2.1%
AbbVie, Inc.	63,234	$4,212,649
Alexion Pharmaceuticals, Inc. *	9,591	1,086,564
Amgen, Inc.	26,089	4,867,686
Biogen, Inc. *	8,294	1,972,479
Celgene Corp. *	30,167	2,771,141
Gilead Sciences, Inc.	54,389	3,563,567
Incyte Corp. *	7,590	644,543
Regeneron Pharmaceuticals, Inc. *	3,374	1,028,260
Vertex Pharmaceuticals, Inc. *	10,955	1,825,322

		21,972,211

Building Products 0.3%
Allegion plc	4,018	416,024
AO Smith Corp.	6,037	274,381
Fortune Brands Home & Security, Inc.	5,999	329,585
Johnson Controls International plc	34,039	1,444,615
Masco Corp.	12,492	509,299

		2,973,904

Capital Markets 2.7%
Affiliated Managers Group, Inc.	2,155	184,878
Ameriprise Financial, Inc.	5,755	837,410
Bank of New York Mellon Corp. (The)	37,680	1,767,946
BlackRock, Inc.	5,090	2,380,491
Cboe Global Markets, Inc.	4,817	526,546
Charles Schwab Corp. (The)	50,822	2,196,527
CME Group, Inc.	15,312	2,976,959
E*TRADE Financial Corp.	10,568	515,613
Franklin Resources, Inc.	12,738	415,641
Goldman Sachs Group, Inc. (The)	14,553	3,203,552
Intercontinental Exchange, Inc.	24,119	2,119,095
Invesco Ltd.	16,968	325,616
MarketAxess Holdings, Inc.	1,627	548,364
Moody’s Corp.	7,056	1,512,383
Morgan Stanley	54,686	2,436,808
MSCI, Inc.	3,612	820,791
Nasdaq, Inc.	4,987	480,597
Northern Trust Corp.	9,284	909,832
Raymond James Financial, Inc.	5,405	436,021
S&P Global, Inc.	10,526	2,578,344
State Street Corp.	15,923	924,967
T. Rowe Price Group, Inc.	10,115	1,146,940

		29,245,321

Chemicals 2.0%
Air Products & Chemicals, Inc.	9,416	2,149,390
Albemarle Corp. (a)	4,467	325,912
Celanese Corp.	5,373	602,689
CF Industries Holdings, Inc.	9,431	467,400
Corteva, Inc.	32,188	949,546
Dow, Inc.	32,030	1,551,533
DuPont de Nemours, Inc.	32,029	2,311,213
Eastman Chemical Co.	5,889	443,736
Ecolab, Inc.	10,850	2,188,771
FMC Corp.	5,632	486,717
International Flavors & Fragrances, Inc. (a)	4,327	623,045
Linde plc	23,216	4,440,757
LyondellBasell Industries NV, Class A	11,756	983,860
Mosaic Co. (The)	15,130	381,125
PPG Industries, Inc.	10,099	1,185,522
Sherwin-Williams Co. (The)	3,475	1,782,814

		20,874,030

Commercial Services & Supplies 0.4%
Cintas Corp.	3,601	937,845
Copart, Inc. *	8,646	670,324
Republic Services, Inc.	9,216	816,998
Rollins, Inc.	6,186	207,417

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Commercial Services & Supplies (continued)
Waste Management, Inc.	16,712	$1,955,304

		4,587,888

Communications Equipment 1.2%
Arista Networks, Inc. *	2,251	615,536
Cisco Systems, Inc.	183,103	10,143,906
F5 Networks, Inc. *	2,534	371,789
Juniper Networks, Inc.	14,858	401,463
Motorola Solutions, Inc.	7,049	1,169,852

		12,702,546

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	4,908	404,959
Quanta Services, Inc.	6,145	229,946

		634,905

Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,683	664,713
Vulcan Materials Co.	5,666	783,891

		1,448,604

Consumer Finance 0.7%
American Express Co.	29,290	3,642,797
Capital One Financial Corp.	20,086	1,856,348
Discover Financial Services	13,847	1,242,630
Synchrony Financial	27,094	972,133

		7,713,908

Containers & Packaging 0.4%
Amcor plc *	69,785	739,721
Avery Dennison Corp.	3,646	418,816
Ball Corp.	14,395	1,028,955
International Paper Co.	16,996	746,294
Packaging Corp. of America	4,037	407,616
Sealed Air Corp.	6,656	278,154
Westrock Co.	10,860	391,503

		4,011,059

Distributors 0.1%
Genuine Parts Co.	6,212	603,309
LKQ Corp. *	13,431	361,697

		965,006

Diversified Consumer Services 0.0%†
H&R Block, Inc.	8,864	245,444

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B *	82,887	17,027,476
Jefferies Financial Group, Inc.	10,838	231,175

		17,258,651

Diversified Telecommunication Services 2.0%
AT&T, Inc.	312,163	10,629,150
CenturyLink, Inc.	40,724	492,353
Verizon Communications, Inc.	176,900	9,777,263

		20,898,766

Electric Utilities 2.0%
Alliant Energy Corp.	10,052	497,976
American Electric Power Co., Inc.	21,106	1,853,318
Duke Energy Corp.	31,141	2,700,548
Edison International	15,133	1,128,014
Entergy Corp.	8,162	862,070
Evergy, Inc.	10,368	627,160
Eversource Energy	13,730	1,041,558
Exelon Corp.	41,531	1,871,387
FirstEnergy Corp.	21,684	953,445
NextEra Energy, Inc.	20,486	4,244,085
Pinnacle West Capital Corp.	4,814	439,133
PPL Corp.	30,960	917,345

Common Stocks (continued)
	Shares	Value

Electric Utilities (continued)
Southern Co. (The)	44,520	$2,502,024
Xcel Energy, Inc.	22,015	1,312,314

		20,950,377

Electrical Equipment 0.5%
AMETEK, Inc.	9,724	871,368
Eaton Corp. plc	18,098	1,487,474
Emerson Electric Co.	26,290	1,705,695
Rockwell Automation, Inc.	5,046	811,296

		4,875,833

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	12,834	1,197,669
Corning, Inc.	33,567	1,032,185
FLIR Systems, Inc.	5,792	287,631
IPG Photonics Corp. *	1,486	194,681
Keysight Technologies, Inc. *	8,031	718,935
TE Connectivity Ltd.	14,409	1,331,391

		4,762,492

Energy Equipment & Services 0.5%
Baker Hughes a GE Co.	22,072	560,408
Halliburton Co.	37,189	855,347
Helmerich & Payne, Inc.	4,782	237,570
National Oilwell Varco, Inc.	16,582	394,983
Schlumberger Ltd.	59,247	2,368,103
TechnipFMC plc	17,810	490,487

		4,906,898

Entertainment 1.9%
Activision Blizzard, Inc.	32,765	1,596,966
Electronic Arts, Inc. *	12,689	1,173,733
Netflix, Inc. *	18,702	6,040,559
Take-Two Interactive Software, Inc. *	4,814	589,811
Viacom, Inc., Class B	15,160	460,106
Walt Disney Co. (The)	74,671	10,678,700

		20,539,875

Equity Real Estate Investment Trusts (REITs) 3.0%
Alexandria Real Estate Equities, Inc.	4,853	710,285
American Tower Corp.	18,907	4,001,099
Apartment Investment & Management Co., Class A	6,428	318,443
AvalonBay Communities, Inc.	5,963	1,245,015
Boston Properties, Inc.	6,645	883,453
Crown Castle International Corp.	17,783	2,369,763
Digital Realty Trust, Inc.	8,948	1,023,293
Duke Realty Corp.	15,383	512,715
Equinix, Inc.	3,596	1,805,552
Equity Residential	15,792	1,245,831
Essex Property Trust, Inc.	2,811	849,540
Extra Space Storage, Inc.	5,444	611,851
Federal Realty Investment Trust	3,222	425,336
HCP, Inc.	20,439	652,617
Host Hotels & Resorts, Inc.	31,686	551,020
Iron Mountain, Inc.	12,278	361,096
Kimco Realty Corp.	17,928	344,397
Macerich Co. (The)	4,578	151,303
Mid-America Apartment Communities, Inc.	4,900	577,416
Prologis, Inc.	26,981	2,174,938
Public Storage	6,420	1,558,519
Realty Income Corp.	13,445	930,528
Regency Centers Corp.	7,129	475,504

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp. *	4,833	$1,186,067
Simon Property Group, Inc.	13,217	2,143,797
SL Green Realty Corp.	3,575	289,861
UDR, Inc.	12,171	560,596
Ventas, Inc.	15,799	1,063,115
Vornado Realty Trust	7,352	472,881
Welltower, Inc.	17,321	1,439,722
Weyerhaeuser Co.	31,702	805,548

		31,741,101

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	18,811	5,184,876
Kroger Co. (The)	34,356	726,973
Sysco Corp.	20,191	1,384,497
Walgreens Boots Alliance, Inc.	33,242	1,811,357
Walmart, Inc.	59,833	6,604,366

		15,712,069

Food Products 1.1%
Archer-Daniels-Midland Co.	23,840	979,347
Campbell Soup Co. (a)	8,165	337,541
Conagra Brands, Inc.	20,877	602,719
General Mills, Inc.	25,613	1,360,307
Hershey Co. (The)	5,958	904,067
Hormel Foods Corp. (a)	11,525	472,410
JM Smucker Co. (The)	4,897	544,498
Kellogg Co.	10,632	618,995
Kraft Heinz Co. (The)	26,737	855,851
Lamb Weston Holdings, Inc.	6,285	421,849
McCormick & Co., Inc. (Non-Voting)	5,217	827,103
Mondelez International, Inc., Class A	61,613	3,295,679
Tyson Foods, Inc., Class A	12,553	997,964

		12,218,330

Gas Utilities 0.0%†
Atmos Energy Corp.	4,989	544,001

Health Care Equipment & Supplies 3.5%
Abbott Laboratories	75,461	6,572,653
ABIOMED, Inc. *	1,931	537,899
Align Technology, Inc. *	3,097	647,521
Baxter International, Inc.	20,294	1,704,087
Becton Dickinson and Co.	11,537	2,916,554
Boston Scientific Corp. *	59,484	2,525,691
Cooper Cos., Inc. (The)	2,119	714,951
Danaher Corp.	26,948	3,786,194
Dentsply Sirona, Inc.	9,917	539,981
Edwards Lifesciences Corp. *	8,918	1,898,196
Hologic, Inc. *	11,358	582,097
IDEXX Laboratories, Inc. *	3,676	1,036,816
Intuitive Surgical, Inc. *	4,938	2,565,340
Medtronic plc	57,347	5,845,953
ResMed, Inc.	6,132	789,188
Stryker Corp.	13,246	2,778,746
Teleflex, Inc.	1,984	674,044
Varian Medical Systems, Inc. *	3,924	460,560
Zimmer Biomet Holdings, Inc.	8,760	1,183,739

		37,760,210

Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	6,653	579,809
Anthem, Inc.	11,001	3,241,004
Cardinal Health, Inc.	12,752	583,149
Centene Corp. *	17,590	916,263

Common Stocks (continued)
	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.	16,231	$2,757,971
CVS Health Corp.	55,567	3,104,528
DaVita, Inc. *	5,329	318,941
HCA Healthcare, Inc.	11,421	1,524,818
Henry Schein, Inc. *	6,439	428,451
Humana, Inc.	5,776	1,714,028
Laboratory Corp. of America Holdings *	4,211	705,427
McKesson Corp.	8,125	1,128,969
Quest Diagnostics, Inc.	5,748	586,756
UnitedHealth Group, Inc.	40,650	10,122,256
Universal Health Services, Inc., Class B	3,515	530,273
WellCare Health Plans, Inc. *	2,143	615,577

		28,858,220

Health Care Technology 0.1%
Cerner Corp.	13,965	1,000,592

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	17,218	813,206
Chipotle Mexican Grill, Inc. *	1,038	825,760
Darden Restaurants, Inc.	5,222	634,786
Hilton Worldwide Holdings, Inc.	12,450	1,202,048
Marriott International, Inc., Class A	11,822	1,643,967
McDonald’s Corp.	32,660	6,882,115
MGM Resorts International	21,961	659,269
Norwegian Cruise Line Holdings Ltd. *	9,213	455,491
Royal Caribbean Cruises Ltd.	7,371	857,542
Starbucks Corp.	51,808	4,905,700
Wynn Resorts Ltd.	4,136	537,970
Yum! Brands, Inc.	13,088	1,472,662

		20,890,516

Household Durables 0.3%
DR Horton, Inc.	14,419	662,265
Garmin Ltd.	5,139	403,874
Leggett & Platt, Inc.	5,730	229,028
Lennar Corp., Class A	12,170	578,927
Mohawk Industries, Inc. *	2,630	327,935
Newell Brands, Inc.	16,813	238,576
PulteGroup, Inc.	10,971	345,696
Whirlpool Corp.	2,709	394,105

		3,180,406

Household Products 1.8%
Church & Dwight Co., Inc.	10,532	794,534
Clorox Co. (The)	5,448	885,845
Colgate-Palmolive Co.	36,722	2,634,436
Kimberly-Clark Corp.	14,705	1,994,733
Procter & Gamble Co. (The)	107,291	12,664,630

		18,974,178

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	28,616	480,463
NRG Energy, Inc.	11,539	393,941

		874,404

Industrial Conglomerates 1.4%
3M Co.	24,656	4,307,896
General Electric Co.	373,022	3,898,080
Honeywell International, Inc.	31,128	5,368,335
Roper Technologies, Inc.	4,442	1,615,333

		15,189,644

Insurance 2.5%
Aflac, Inc.	31,887	1,678,532

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Insurance (continued)
Allstate Corp. (The)	14,248	$1,530,235
American International Group, Inc.	37,203	2,082,996
Aon plc	10,288	1,947,004
Arthur J Gallagher & Co.	7,948	718,738
Assurant, Inc.	2,655	300,971
Chubb Ltd.	19,585	2,993,371
Cincinnati Financial Corp.	6,469	694,318
Everest Re Group Ltd.	1,724	425,207
Hartford Financial Services Group, Inc. (The)	15,529	894,936
Lincoln National Corp.	8,580	560,617
Loews Corp.	11,394	610,035
Marsh & McLennan Cos., Inc.	21,872	2,160,954
MetLife, Inc.	40,651	2,008,972
Principal Financial Group, Inc.	11,081	643,141
Progressive Corp. (The)	24,979	2,022,799
Prudential Financial, Inc.	17,366	1,759,350
Torchmark Corp.	4,368	398,886
Travelers Cos., Inc. (The)	11,203	1,642,584
Unum Group	8,963	286,368
Willis Towers Watson plc	5,528	1,079,176

		26,439,190

Interactive Media & Services 5.0%
Alphabet, Inc., Class A *	12,808	15,602,706
Alphabet, Inc., Class C *	13,109	15,949,458
Facebook, Inc., Class A *	102,766	19,960,240
TripAdvisor, Inc. *	4,428	195,496
Twitter, Inc. *	31,364	1,327,011

		53,034,911

Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc. *	17,690	33,023,338
Booking Holdings, Inc. *	1,852	3,494,002
eBay, Inc.	35,042	1,443,380
Expedia Group, Inc.	5,921	785,953

		38,746,673

IT Services 5.6%
Accenture plc, Class A	27,283	5,254,160
Akamai Technologies, Inc. *	7,073	623,344
Alliance Data Systems Corp. (a)	1,929	302,699
Automatic Data Processing, Inc.	18,616	3,099,936
Broadridge Financial Solutions, Inc.	4,968	631,532
Cognizant Technology Solutions Corp., Class A	24,350	1,586,159
DXC Technology Co.	11,399	635,722
Fidelity National Information Services, Inc.	26,173	3,487,552
Fiserv, Inc. *	24,357	2,567,959
FleetCor Technologies, Inc. *	3,686	1,047,451
Gartner, Inc. *	3,862	538,092
Global Payments, Inc.	6,702	1,125,400
International Business Machines Corp.	37,925	5,622,002
Jack Henry & Associates, Inc.	3,271	456,959
Mastercard, Inc., Class A	38,444	10,467,148
Paychex, Inc.	13,742	1,141,273
PayPal Holdings, Inc. *	50,256	5,548,262
Total System Services, Inc.	6,951	943,390
VeriSign, Inc. *	4,480	945,683
Visa, Inc., Class A	74,383	13,240,174
Western Union Co. (The)	18,423	386,883

		59,651,780

Common Stocks (continued)
	Shares	Value

Leisure Products 0.0%†
Hasbro, Inc. (a)	4,905	$594,290

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	13,516	938,146
Illumina, Inc. *	6,288	1,882,501
IQVIA Holdings, Inc. *	6,727	1,070,737
Mettler-Toledo International, Inc. *	1,055	798,371
PerkinElmer, Inc.	4,779	411,567
Thermo Fisher Scientific, Inc.	17,109	4,750,827
Waters Corp. *	2,964	624,100

		10,476,249

Machinery 1.5%
Caterpillar, Inc.	24,461	3,220,780
Cummins, Inc.	6,196	1,016,144
Deere & Co.	13,559	2,246,048
Dover Corp.	6,190	599,501
Flowserve Corp.	5,676	283,970
Fortive Corp.	12,613	959,219
Illinois Tool Works, Inc.	12,820	1,977,229
Ingersoll-Rand plc	10,315	1,275,553
PACCAR, Inc.	14,819	1,039,405
Parker-Hannifin Corp.	5,458	955,587
Pentair plc	6,880	267,013
Snap-on, Inc.	2,386	364,127
Stanley Black & Decker, Inc.	6,482	956,678
Wabtec Corp. (a)	6,988	542,828
Xylem, Inc.	7,670	615,824

		16,319,906

Media 1.4%
CBS Corp. (Non-Voting), Class B	15,002	772,753
Charter Communications, Inc., Class A *	7,358	2,835,626
Comcast Corp., Class A	193,738	8,363,670
Discovery, Inc., Class A *(a)	6,660	201,864
Discovery, Inc., Class C *	15,603	440,629
DISH Network Corp., Class A *	9,793	331,591
Fox Corp., Class A	15,182	566,592
Fox Corp., Class B	6,988	259,954
Interpublic Group of Cos., Inc. (The)	16,523	378,707
News Corp., Class A	16,723	220,075
News Corp., Class B	5,527	74,393
Omnicom Group, Inc.	9,417	755,432

		15,201,286

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	61,756	683,021
Newmont Goldcorp Corp.	35,059	1,280,355
Nucor Corp.	12,971	705,363

		2,668,739

Multiline Retail 0.5%
Dollar General Corp.	11,049	1,480,787
Dollar Tree, Inc. *	10,142	1,031,948
Kohl’s Corp.	6,885	370,826
Macy’s, Inc.	13,177	299,513
Nordstrom, Inc. (a)	4,542	150,386
Target Corp.	21,914	1,893,370

		5,226,830

Multi-Utilities 1.1%
Ameren Corp.	10,577	800,573
CenterPoint Energy, Inc.	21,667	628,560
CMS Energy Corp.	12,143	706,965
Consolidated Edison, Inc.	13,991	1,188,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Multi-Utilities (continued)
Dominion Energy, Inc.	34,320	$2,549,633
DTE Energy Co.	7,830	995,271
NiSource, Inc.	16,037	476,139
Public Service Enterprise Group, Inc.	21,552	1,231,697
Sempra Energy	11,737	1,589,542
WEC Energy Group, Inc.	13,443	1,148,839

		11,315,894

Oil, Gas & Consumable Fuels 4.4%
Anadarko Petroleum Corp.	21,478	1,582,070
Apache Corp.	16,222	396,141
Cabot Oil & Gas Corp.	18,228	349,248
Chevron Corp.	81,480	10,031,003
Cimarex Energy Co.	4,368	221,327
Concho Resources, Inc.	8,603	840,341
ConocoPhillips	48,342	2,856,045
Devon Energy Corp.	17,574	474,498
Diamondback Energy, Inc.	6,624	685,120
EOG Resources, Inc.	24,823	2,131,055
Exxon Mobil Corp.	180,980	13,457,673
Hess Corp.	10,959	710,582
HollyFrontier Corp.	6,825	339,680
Kinder Morgan, Inc.	83,273	1,717,089
Marathon Oil Corp.	34,932	491,493
Marathon Petroleum Corp.	28,343	1,598,262
Noble Energy, Inc.	20,466	451,889
Occidental Petroleum Corp.	31,996	1,643,315
ONEOK, Inc.	17,655	1,237,262
Phillips 66	17,866	1,832,337
Pioneer Natural Resources Co.	7,172	990,023
Valero Energy Corp.	17,804	1,517,791
Williams Cos., Inc. (The)	51,832	1,277,140

		46,831,384

Personal Products 0.2%
Coty, Inc., Class A	12,982	141,634
Estee Lauder Cos., Inc. (The), Class A	9,379	1,727,518

		1,869,152

Pharmaceuticals 4.3%
Allergan plc	13,180	2,115,390
Bristol-Myers Squibb Co.	69,966	3,107,190
Eli Lilly & Co.	36,958	4,026,574
Johnson & Johnson	113,567	14,788,695
Merck & Co., Inc.	110,127	9,139,440
Mylan NV *	22,298	466,028
Nektar Therapeutics *	7,491	213,194
Perrigo Co. plc	5,276	284,957
Pfizer, Inc.	237,472	9,223,412
Zoetis, Inc.	20,474	2,352,258

		45,717,138

Professional Services 0.3%
Equifax, Inc.	5,158	717,426
IHS Markit Ltd. *	15,485	997,544
Nielsen Holdings plc	15,195	351,916
Robert Half International, Inc.	5,005	302,352
Verisk Analytics, Inc.	6,990	1,060,523

		3,429,761

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	13,350	707,684

Road & Rail 1.0%
CSX Corp.	32,880	2,314,752

Common Stocks (continued)
	Shares	Value

Road & Rail (continued)
JB Hunt Transport Services, Inc.	3,750	$383,888
Kansas City Southern	4,285	530,226
Norfolk Southern Corp.	11,376	2,174,181
Union Pacific Corp.	30,277	5,448,346

		10,851,393

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	37,937	1,155,182
Analog Devices, Inc.	15,816	1,857,747
Applied Materials, Inc.	40,041	1,976,824
Broadcom, Inc.	16,932	4,910,111
Intel Corp.	191,498	9,680,224
KLA Corp.	6,893	939,654
Lam Research Corp.	6,413	1,337,816
Maxim Integrated Products, Inc.	11,597	686,427
Microchip Technology, Inc. (a)	10,176	960,818
Micron Technology, Inc. *	47,337	2,124,958
NVIDIA Corp.	26,049	4,394,987
Qorvo, Inc. *	5,146	377,150
QUALCOMM, Inc.	52,000	3,804,320
Skyworks Solutions, Inc.	7,387	629,963
Texas Instruments, Inc.	40,131	5,016,776
Xilinx, Inc.	10,861	1,240,435

		41,093,392

Software 6.6%
Adobe, Inc. *	20,872	6,237,806
ANSYS, Inc. *	3,600	731,232
Autodesk, Inc. *	9,394	1,467,061
Cadence Design Systems, Inc. *	12,082	892,981
Citrix Systems, Inc.	5,388	507,765
Fortinet, Inc. *	6,232	500,492
Intuit, Inc.	11,089	3,075,090
Microsoft Corp.	327,768	44,664,945
Oracle Corp.	103,792	5,843,490
salesforce.com, Inc. *	33,216	5,131,872
Symantec Corp.	26,248	565,907
Synopsys, Inc. *	6,389	848,204

		70,466,845

Specialty Retail 2.3%
Advance Auto Parts, Inc.	3,068	462,164
AutoZone, Inc. *	1,049	1,178,069
Best Buy Co., Inc.	9,927	759,713
CarMax, Inc. *	7,051	618,796
Foot Locker, Inc.	4,912	201,687
Gap, Inc. (The)	9,174	178,893
Home Depot, Inc. (The)	47,063	10,056,892
L Brands, Inc.	9,730	252,493
Lowe’s Cos., Inc.	33,488	3,395,683
O’Reilly Automotive, Inc. *	3,348	1,274,784
Ross Stores, Inc.	15,717	1,666,474
Tiffany & Co.	4,652	436,916
TJX Cos., Inc. (The)	51,870	2,830,027
Tractor Supply Co.	5,159	561,351
Ulta Beauty, Inc. *	2,375	829,469

		24,703,411

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	186,965	39,831,024
Hewlett Packard Enterprise Co.	57,281	823,128
HP, Inc.	64,329	1,353,482
NetApp, Inc.	10,633	621,924
Seagate Technology plc	10,881	503,899
Western Digital Corp.	12,514	674,380

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.	8,441	$270,956

		44,078,793

Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd. *	6,538	232,687
Hanesbrands, Inc.	15,706	252,710
NIKE, Inc., Class B	53,755	4,624,543
PVH Corp.	3,241	288,190
Ralph Lauren Corp.	2,271	236,706
Tapestry, Inc.	12,436	384,645
Under Armour, Inc., Class A *	7,994	184,422
Under Armour, Inc., Class C *	8,313	169,086
VF Corp.	13,990	1,222,586

		7,595,575

Tobacco 0.9%
Altria Group, Inc.	80,026	3,766,824
Philip Morris International, Inc.	66,548	5,564,078

		9,330,902

Trading Companies & Distributors 0.2%
Fastenal Co.	24,548	756,078
United Rentals, Inc. *	3,396	429,764
WW Grainger, Inc.	1,902	553,539

		1,739,381

Water Utilities 0.1%
American Water Works Co., Inc.	7,721	886,216

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. *	13,520	1,077,950

Total Common Stocks (cost $874,796,467)		1,061,099,082

Short-Term Investment 0.1%
	Shares	Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	585,431	585,431

Total Short-Term Investment (cost $585,431)		585,431

Repurchase Agreement 0.2%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $1,844,033, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $1,881,431. (c)	$1,843,903	1,843,903

Repurchase Agreement (continued)
Principal Amount	Value

Total Repurchase Agreement (cost $1,843,903)	$1,843,903

Total Investments (cost $877,225,801) — 99.9%	1,063,528,416

Other assets in excess of liabilities — 0.1%	982,155

NET ASSETS — 100.0%	$1,064,510,571

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%. & Asset Types
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $3,504,299, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $585,431 and $1,843,903, respectively, and by $1,195,104 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $3,624,438.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $2,429,334.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Futures contracts outstanding as of July 31, 2019 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
S&P 500 E-Mini Index	45	9/2019	USD	6,710,175	(13,509)

					(13,509)

At July 31, 2019, the Fund has $427,200 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,061,099,082	$–	$–	$1,061,099,082
Repurchase Agreement	–	1,843,903	–	1,843,903
Short-Term Investment	585,431	–	–	585,431
Total Assets	$1,061,684,513	$1,843,903	$–	$1,063,528,416
Liabilities:
Futures Contracts	$(13,509)	$–	$–	$(13,509)
Total Liabilities	$(13,509)	$–	$–	$(13,509)
Total	$1,061,671,004	$1,843,903	$–	$1,063,514,907

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(13,509)
Total		$(13,509)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 97.5%
	Shares	Value

Aerospace & Defense 1.3%
AAR Corp.	4,231	$177,110
Aerojet Rocketdyne Holdings, Inc. *	9,214	393,622
AeroVironment, Inc. *	2,690	147,546
Astronics Corp. *	3,058	112,657
Axon Enterprise, Inc. *	7,358	516,679
Cubic Corp.	3,954	261,755
Ducommun, Inc. *	1,304	54,964
Kratos Defense & Security Solutions, Inc. *	11,368	280,221
Maxar Technologies, Inc. (a)	7,221	53,146
Mercury Systems, Inc. *	6,732	548,793
Moog, Inc., Class A	4,066	331,216
National Presto Industries, Inc.	608	55,918
Park Aerospace Corp.	2,366	43,037
Parsons Corp. *	2,340	85,901
Triumph Group, Inc.	6,268	151,874
Vectrus, Inc. *	1,374	55,565
Wesco Aircraft Holdings, Inc. *	6,643	69,951

		3,339,955

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. *	7,405	172,611
Atlas Air Worldwide Holdings, Inc. *	2,890	131,928
Echo Global Logistics, Inc. *	3,387	71,330
Forward Air Corp.	3,635	229,005
Hub Group, Inc., Class A *	4,170	189,110
Radiant Logistics, Inc. *	4,820	26,462

		820,446

Airlines 0.5%
Allegiant Travel Co.	1,634	244,855
Hawaiian Holdings, Inc.	6,006	156,096
Mesa Air Group, Inc. *	2,588	26,501
SkyWest, Inc.	6,346	385,266
Spirit Airlines, Inc. *	8,638	366,510

		1,179,228

Auto Components 1.1%
Adient plc	11,067	262,841
American Axle & Manufacturing Holdings, Inc. *	14,162	170,935
Cooper Tire & Rubber Co.	6,404	172,395
Cooper-Standard Holdings, Inc. *	2,168	107,272
Dana, Inc.	18,285	305,542
Dorman Products, Inc. *	3,401	244,464
Fox Factory Holding Corp. *	4,746	380,060
Gentherm, Inc. *	4,269	174,645
LCI Industries	3,079	282,129
Modine Manufacturing Co. *	6,058	83,116
Motorcar Parts of America, Inc. *	2,277	40,713
Standard Motor Products, Inc.	2,605	119,856
Stoneridge, Inc. *	3,533	115,070
Tenneco, Inc., Class A	6,246	56,464
Tower International, Inc.	2,385	73,458
Visteon Corp. *(a)	3,569	235,126

		2,824,086

Automobiles 0.1%
Winnebago Industries, Inc.	3,984	160,555

Banks 9.6%
1st Constitution Bancorp	999	18,192
1st Source Corp.	1,854	87,045
ACNB Corp.	837	31,220

Common Stocks (continued)
	Shares	Value

Banks (continued)
Allegiance Bancshares, Inc. *	2,411	$80,913
Amalgamated Bank, Class A	1,683	28,880
Amerant Bancorp, Inc. *(a)	2,422	44,516
American National Bankshares, Inc.	1,351	49,973
Ameris Bancorp	8,126	323,171
Ames National Corp.	1,079	29,467
Arrow Financial Corp.	1,688	56,143
Atlantic Capital Bancshares, Inc. *	2,983	54,857
Atlantic Union Bankshares Corp.	10,251	389,846
Banc of California, Inc.	5,735	89,638
BancFirst Corp.	2,345	136,807
Bancorp, Inc. (The) *	6,189	59,910
BancorpSouth Bank	12,100	361,669
Bank First Corp. (a)	703	40,704
Bank of Commerce Holdings	2,281	24,566
Bank of Marin Bancorp	1,676	73,275
Bank of NT Butterfield & Son Ltd. (The)	6,935	217,967
Bank of Princeton (The)	675	18,610
Bank7 Corp. *	499	9,436
BankFinancial Corp.	1,732	23,226
Bankwell Financial Group, Inc.	876	24,616
Banner Corp.	4,296	254,581
Bar Harbor Bankshares	1,861	47,251
Baycom Corp. *	1,466	33,571
BCB Bancorp, Inc.	2,013	25,827
Berkshire Hills Bancorp, Inc.	5,855	192,044
Boston Private Financial Holdings, Inc.	10,099	116,542
Bridge Bancorp, Inc.	1,995	58,274
Brookline Bancorp, Inc.	9,630	142,813
Bryn Mawr Bank Corp.	2,526	93,664
Business First Bancshares, Inc.	1,612	40,203
Byline Bancorp, Inc. *	2,862	54,693
C&F Financial Corp.	362	19,657
Cadence Bancorp	15,861	271,858
Cambridge Bancorp	532	41,602
Camden National Corp.	1,874	83,787
Capital Bancorp, Inc. *	850	10,829
Capital City Bank Group, Inc.	1,648	42,551
Capstar Financial Holdings, Inc.	1,777	28,787
Carolina Financial Corp.	2,683	94,227
Carter Bank & Trust *	2,792	55,700
Cathay General Bancorp	9,721	361,816
CBTX, Inc.	2,372	71,492
CenterState Bank Corp.	15,867	385,885
Central Pacific Financial Corp.	3,456	101,848
Central Valley Community Bancorp	1,479	30,660
Century Bancorp, Inc., Class A	377	31,574
Chemung Financial Corp.	476	20,773
Citizens & Northern Corp.	1,579	40,454
City Holding Co.	2,028	157,069
Civista Bancshares, Inc.	1,956	43,365
CNB Financial Corp.	1,764	49,780
Coastal Financial Corp. *	1,176	18,687
Codorus Valley Bancorp, Inc.	1,310	30,654
Colony Bankcorp, Inc.	833	13,953
Columbia Banking System, Inc.	9,254	348,968
Community Bank System, Inc.	6,325	417,387
Community Bankers Trust Corp.	3,160	25,154
Community Financial Corp. (The)	755	24,560
Community Trust Bancorp, Inc.	1,998	84,495

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
ConnectOne Bancorp, Inc.	4,153	$94,938
Customers Bancorp, Inc. *	3,522	72,624
CVB Financial Corp.	16,760	368,888
DNB Financial Corp.	411	18,820
Eagle Bancorp, Inc.	4,232	170,592
Enterprise Bancorp, Inc.	1,212	37,027
Enterprise Financial Services Corp.	3,108	129,541
Equity Bancshares, Inc., Class A *	1,896	50,225
Esquire Financial Holdings, Inc. *	786	20,161
Evans Bancorp, Inc.	674	24,978
Farmers & Merchants Bancorp, Inc.	1,277	36,573
Farmers National Banc Corp.	2,985	43,611
FB Financial Corp.	2,143	81,455
Fidelity D&D Bancorp, Inc.	363	23,947
Financial Institutions, Inc.	1,993	61,364
First Bancorp	3,694	136,456
First Bancorp, Inc.	1,472	38,581
First Bancorp/PR	27,039	290,940
First Bancshares, Inc. (The)	2,029	67,383
First Bank	2,037	23,181
First Busey Corp.	6,544	176,884
First Business Financial Services, Inc.	1,185	28,239
First Capital, Inc.	393	22,303
First Choice Bancorp	1,374	30,503
First Commonwealth Financial Corp.	11,993	165,144
First Community Bankshares, Inc.	1,983	65,578
First Financial Bancorp	12,222	311,539
First Financial Bankshares, Inc.	16,376	536,314
First Financial Corp.	1,555	67,503
First Financial Northwest, Inc.	1,086	16,051
First Foundation, Inc.	5,007	75,305
First Guaranty Bancshares, Inc.	765	16,715
First Internet Bancorp	1,240	26,139
First Interstate BancSystem, Inc., Class A	4,720	188,942
First Merchants Corp.	6,285	247,692
First Mid Bancshares, Inc.	1,804	61,480
First Midwest Bancorp, Inc.	13,234	286,251
First Northwest Bancorp	1,130	18,159
First of Long Island Corp. (The)	2,987	66,072
Flushing Financial Corp.	3,298	67,147
FNCB Bancorp, Inc.	2,079	16,528
Franklin Financial Network, Inc.	1,559	45,990
Franklin Financial Services Corp.	489	17,848
Fulton Financial Corp.	20,848	354,416
FVCBankcorp, Inc. *(a)	1,453	26,183
German American Bancorp, Inc.	2,946	92,946
Glacier Bancorp, Inc.	10,476	439,049
Great Southern Bancorp, Inc.	1,432	85,863
Great Western Bancorp, Inc.	7,020	237,416
Guaranty Bancshares, Inc.	1,011	31,159
Hancock Whitney Corp.	10,823	449,371
Hanmi Financial Corp.	3,697	79,449
HarborOne Bancorp, Inc. *	1,723	32,995
Hawthorn Bancshares, Inc.	666	16,270
Heartland Financial USA, Inc.	4,136	198,900
Heritage Commerce Corp.	5,229	64,683
Heritage Financial Corp.	4,620	131,762
Hilltop Holdings, Inc.	9,157	207,681
Home BancShares, Inc.	19,626	386,043
HomeTrust Bancshares, Inc.	2,029	53,018
Hope Bancorp, Inc.	14,979	220,940
Horizon Bancorp, Inc.	4,793	83,494
Howard Bancorp, Inc. *	1,867	27,800

Common Stocks (continued)
	Shares	Value

Banks (continued)
IBERIABANK Corp.	6,820	$535,847
Independent Bank Corp.	7,023	387,236
Independent Bank Group, Inc.	4,580	260,190
International Bancshares Corp.	7,026	264,388
Investar Holding Corp.	1,235	29,776
Investors Bancorp, Inc.	29,187	331,564
Lakeland Bancorp, Inc.	6,071	99,443
Lakeland Financial Corp.	3,091	142,155
LCNB Corp.	1,586	28,564
LegacyTexas Financial Group, Inc.	6,082	259,945
Level One Bancorp, Inc.	716	16,869
Live Oak Bancshares, Inc. (a)	3,112	60,591
Macatawa Bank Corp.	2,917	29,987
Mackinac Financial Corp.	1,033	15,908
MainStreet Bancshares, Inc. *	848	19,351
Malvern Bancorp, Inc. *	969	20,582
MBT Financial Corp.	2,608	28,114
Mercantile Bank Corp.	1,990	66,864
Metropolitan Bank Holding Corp. *	875	36,724
Mid Penn Bancorp, Inc.	950	24,747
Midland States Bancorp, Inc.	2,754	74,688
MidSouth Bancorp, Inc.	2,088	25,536
MidWestOne Financial Group, Inc.	1,524	47,351
MutualFirst Financial, Inc.	774	25,225
MVB Financial Corp.	1,134	19,743
National Bank Holdings Corp., Class A	3,706	134,454
National Bankshares, Inc.	725	26,564
NBT Bancorp, Inc.	5,277	204,220
Nicolet Bankshares, Inc. *	1,059	69,587
Northeast Bank	1,065	23,377
Northrim Bancorp, Inc.	822	32,033
Norwood Financial Corp.	698	24,165
Oak Valley Bancorp	856	16,041
OFG Bancorp	6,364	144,017
Ohio Valley Banc Corp.	601	21,672
Old Line Bancshares, Inc.	1,873	52,894
Old National Bancorp	21,798	383,863
Old Second Bancorp, Inc.	3,478	45,701
Opus Bank	2,771	62,098
Origin Bancorp, Inc.	2,419	84,205
Orrstown Financial Services, Inc.	1,271	29,068
Pacific Mercantile Bancorp *	2,330	17,988
Pacific Premier Bancorp, Inc.	7,743	244,911
Park National Corp.	1,737	164,303
Parke Bancorp, Inc.	1,114	26,703
PCB Bancorp	1,516	25,166
Peapack Gladstone Financial Corp.	2,445	69,511
Penns Woods Bancorp, Inc.	675	30,618
Peoples Bancorp of North Carolina, Inc.	660	17,899
Peoples Bancorp, Inc.	2,284	74,024
Peoples Financial Services Corp.	902	43,639
People’s Utah Bancorp	1,955	59,237
Preferred Bank	1,817	98,463
Premier Financial Bancorp, Inc.	1,744	27,241
QCR Holdings, Inc.	1,833	70,131
RBB Bancorp	2,022	40,642
Red River Bancshares, Inc. *	103	4,853
Reliant Bancorp, Inc.	1,428	35,500
Renasant Corp.	7,202	258,480
Republic Bancorp, Inc., Class A	1,189	56,799
Republic First Bancorp, Inc. *	5,020	21,837
S&T Bancorp, Inc.	4,223	160,770
Sandy Spring Bancorp, Inc.	4,459	162,486
SB One Bancorp	1,005	23,025

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
Seacoast Banking Corp. of Florida *	6,338	$171,380
Select Bancorp, Inc. *	2,077	23,574
ServisFirst Bancshares, Inc.	5,988	203,951
Shore Bancshares, Inc.	1,824	29,914
Sierra Bancorp	1,721	44,866
Simmons First National Corp., Class A	11,446	294,735
SmartFinancial, Inc. *	1,611	34,943
South Plains Financial, Inc.	408	7,122
South State Corp.	4,443	355,751
Southern First Bancshares, Inc. *	792	32,298
Southern National Bancorp of Virginia, Inc.	2,292	36,489
Southside Bancshares, Inc.	3,942	136,472
Spirit of Texas Bancshares, Inc. *	1,456	31,217
Stock Yards Bancorp, Inc.	2,645	101,171
Summit Financial Group, Inc.	1,474	39,223
Tompkins Financial Corp.	1,871	153,366
Towne Bank	8,432	237,276
TriCo Bancshares	3,355	126,651
TriState Capital Holdings, Inc. *	2,989	62,769
Triumph Bancorp, Inc. *	3,178	99,185
Trustmark Corp.	8,117	288,478
UMB Financial Corp.	5,570	380,208
Union Bankshares, Inc.	575	19,084
United Bankshares, Inc.	12,356	464,462
United Community Banks, Inc.	9,631	276,410
United Security Bancshares	1,817	19,478
Unity Bancorp, Inc.	1,135	23,506
Univest Financial Corp.	3,696	101,492
Valley National Bancorp	40,968	457,203
Veritex Holdings, Inc.	6,609	169,124
Washington Trust Bancorp, Inc.	1,950	97,949
WesBanco, Inc.	6,687	244,610
West Bancorporation, Inc.	2,042	43,250
Westamerica Bancorp	3,281	210,312

		24,764,223

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A *	1,053	413,113
Celsius Holdings, Inc. *(a)	3,263	16,283
Coca-Cola Consolidated, Inc.	595	174,650
Craft Brew Alliance, Inc. *	1,485	23,329
MGP Ingredients, Inc. (a)	1,619	80,934
National Beverage Corp. (a)	1,542	67,123
New Age Beverages Corp. *(a)	9,083	33,971
Primo Water Corp. *(a)	4,482	66,199

		875,602

Biotechnology 7.2%
Abeona Therapeutics, Inc. *	4,156	10,764
ACADIA Pharmaceuticals, Inc. *(a)	13,294	326,767
Acceleron Pharma, Inc. *	5,678	247,901
Achillion Pharmaceuticals, Inc. *	16,566	73,056
Acorda Therapeutics, Inc. *	5,346	37,048
Adamas Pharmaceuticals, Inc. *(a)	2,647	16,570
ADMA Biologics, Inc. *(a)	4,064	14,712
Aduro Biotech, Inc. *	9,225	12,177
Adverum Biotechnologies, Inc. *	6,663	89,351
Aeglea BioTherapeutics, Inc. *	3,248	29,102
Affimed NV *	7,535	22,605
Agenus, Inc. *(a)	13,157	31,708
AgeX Therapeutics, Inc. *	3,023	8,857
Aimmune Therapeutics, Inc. *	5,600	107,800
Akcea Therapeutics, Inc. *(a)	1,608	34,781
Akebia Therapeutics, Inc. *	14,865	62,284
Albireo Pharma, Inc. *	1,292	33,450
Alder Biopharmaceuticals, Inc. *	9,179	92,891

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Aldeyra Therapeutics, Inc. *	2,521	$13,815
Alector, Inc. *(a)	1,231	25,999
Allakos, Inc. *(a)	2,187	76,042
Allogene Therapeutics, Inc. *	4,884	151,404
AMAG Pharmaceuticals, Inc. *(a)	4,145	34,238
Amicus Therapeutics, Inc. *	29,173	361,745
AnaptysBio, Inc. *	3,095	166,232
Anavex Life Sciences Corp. *(a)	5,332	13,650
Anika Therapeutics, Inc. *	1,697	93,488
Apellis Pharmaceuticals, Inc. *	6,089	170,066
Arcus Biosciences, Inc. *	4,156	32,874
Ardelyx, Inc. *	5,860	14,123
Arena Pharmaceuticals, Inc. *	6,298	394,759
ArQule, Inc. *	12,859	129,747
Arrowhead Pharmaceuticals, Inc. *	11,769	342,007
Assembly Biosciences, Inc. *	2,874	35,925
Atara Biotherapeutics, Inc. *	5,594	79,826
Athenex, Inc. *	7,463	134,334
Athersys, Inc. *(a)	16,904	23,497
Audentes Therapeutics, Inc. *	5,528	215,150
Avid Bioservices, Inc. *	7,464	48,367
Avrobio, Inc. *	1,971	41,825
Beyondspring, Inc. *(a)	1,328	22,257
BioCryst Pharmaceuticals, Inc. *	13,299	42,158
Biohaven Pharmaceutical Holding Co. Ltd. *	4,197	180,639
BioSpecifics Technologies Corp. *	765	44,447
BioTime, Inc. *(a)	14,473	15,920
Bioxcel Therapeutics, Inc. *	734	7,905
Blueprint Medicines Corp. *	6,155	616,423
Calithera Biosciences, Inc. *	3,739	15,853
Calyxt, Inc. *	1,119	10,396
Cara Therapeutics, Inc. *(a)	4,295	102,822
CareDx, Inc. *	5,181	169,781
CASI Pharmaceuticals, Inc. *	7,158	22,333
Catalyst Pharmaceuticals, Inc. *	12,619	62,969
Celcuity, Inc. *	842	19,164
Cellular Biomedicine Group, Inc. *	1,523	21,002
CEL-SCI Corp. *(a)	3,294	24,013
Checkpoint Therapeutics, Inc. *	2,798	7,359
ChemoCentryx, Inc. *	5,115	40,818
Chimerix, Inc. *	6,687	24,073
Clovis Oncology, Inc. *	6,191	65,315
Coherus Biosciences, Inc. *	7,799	131,179
Concert Pharmaceuticals, Inc. *	2,551	25,663
Constellation Pharmaceuticals, Inc. *	1,966	18,185
Corbus Pharmaceuticals Holdings, Inc. *(a)	7,472	44,832
Cortexyme, Inc. *	360	12,744
Crinetics Pharmaceuticals, Inc. *(a)	1,386	28,108
Cue Biopharma, Inc. *	2,546	21,157
Cyclerion Therapeutics, Inc. *	2,958	27,480
Cytokinetics, Inc. *	6,889	83,977
CytomX Therapeutics, Inc. *	5,894	60,767
Deciphera Pharmaceuticals, Inc. *	1,859	41,084
Denali Therapeutics, Inc. *(a)	6,044	129,039
Dicerna Pharmaceuticals, Inc. *	6,582	89,713
Dynavax Technologies Corp. *(a)	8,800	24,288
Eagle Pharmaceuticals, Inc. *	1,179	64,680
Editas Medicine, Inc. *(a)	6,260	158,065
Eidos Therapeutics, Inc. *(a)	1,404	45,742
Eiger BioPharmaceuticals, Inc. *	2,934	32,479
Emergent BioSolutions, Inc. *	5,751	253,849
Enanta Pharmaceuticals, Inc. *	2,162	162,193
Epizyme, Inc. *	9,788	129,789
Esperion Therapeutics, Inc. *(a)	3,143	124,746
Evelo Biosciences, Inc. *(a)	1,529	9,342
Fate Therapeutics, Inc. *	6,605	145,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
FibroGen, Inc. *	9,788	$462,581
Five Prime Therapeutics, Inc. *	3,985	20,363
Flexion Therapeutics, Inc. *	4,059	40,752
Forty Seven, Inc. *	2,070	18,423
G1 Therapeutics, Inc. *	4,265	105,815
Galectin Therapeutics, Inc. *(a)	4,008	14,830
Genomic Health, Inc. *	3,394	247,660
Geron Corp. *(a)	21,758	26,110
Global Blood Therapeutics, Inc. *	6,863	376,092
GlycoMimetics, Inc. *	4,082	37,677
Gossamer Bio, Inc. *	2,512	49,863
Gritstone Oncology, Inc. *(a)	3,112	32,676
Halozyme Therapeutics, Inc. *	18,012	306,024
Harpoon Therapeutics, Inc. *	680	10,125
Heron Therapeutics, Inc. *(a)	9,307	162,314
Homology Medicines, Inc. *	3,054	54,300
ImmunoGen, Inc. *	17,308	38,943
Immunomedics, Inc. *	22,061	325,400
Inovio Pharmaceuticals, Inc. *(a)	11,534	31,834
Insmed, Inc. *	9,774	214,539
Intellia Therapeutics, Inc. *(a)	4,588	83,043
Intercept Pharmaceuticals, Inc. *(a)	3,121	196,155
Intrexon Corp. *(a)	8,918	71,255
Invitae Corp. *	10,919	293,612
Iovance Biotherapeutics, Inc. *	14,454	355,424
Ironwood Pharmaceuticals, Inc. *	19,363	205,829
Jounce Therapeutics, Inc. *	2,080	9,963
Kadmon Holdings, Inc. *	17,395	45,575
KalVista Pharmaceuticals, Inc. *	1,462	24,255
Karyopharm Therapeutics, Inc. *(a)	7,269	64,040
Kezar Life Sciences, Inc. *	1,962	11,046
Kindred Biosciences, Inc. *	4,813	32,825
Kiniksa Pharmaceuticals Ltd., Class A *	1,748	20,626
Kodiak Sciences, Inc. *	2,954	36,364
Krystal Biotech, Inc. *	1,099	52,763
Kura Oncology, Inc. *	3,686	70,476
La Jolla Pharmaceutical Co. *(a)	2,654	22,187
Lexicon Pharmaceuticals, Inc. *(a)	4,969	6,708
Ligand Pharmaceuticals, Inc. *	2,411	220,631
LogicBio Therapeutics, Inc. *	1,264	15,800
MacroGenics, Inc. *	6,006	86,426
Madrigal Pharmaceuticals, Inc. *(a)	986	86,068
Magenta Therapeutics, Inc. *	2,446	33,045
MannKind Corp. *(a)	23,522	26,345
Marker Therapeutics, Inc. *(a)	3,396	15,656
Medicines Co. (The) *(a)	8,870	317,901
MediciNova, Inc. *(a)	5,388	51,402
MEI Pharma, Inc. *(a)	8,443	14,353
MeiraGTx Holdings plc *	1,963	53,492
Mersana Therapeutics, Inc. *	4,489	15,711
Millendo Therapeutics, Inc. *(a)	1,156	11,340
Minerva Neurosciences, Inc. *	3,672	24,382
Mirati Therapeutics, Inc. *	3,149	333,164
Molecular Templates, Inc. *	2,118	13,915
Momenta Pharmaceuticals, Inc. *	12,423	140,380
Mustang Bio, Inc. *	3,607	11,001
Myriad Genetics, Inc. *	8,846	257,772
Natera, Inc. *	7,051	194,467
Neon Therapeutics, Inc. *	1,615	4,619
NextCure, Inc. *	348	7,646
Novavax, Inc. *(a)	2,999	12,926
Oncocyte Corp. *(a)	2,642	4,676
OPKO Health, Inc. *(a)	42,866	90,447
Organogenesis Holdings, Inc. *(a)	1,269	6,294
Palatin Technologies, Inc. *(a)	24,674	22,441

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
PDL BioPharma, Inc. *	15,390	$44,323
Pfenex, Inc. *	3,462	20,357
PhaseBio Pharmaceuticals, Inc. *	1,706	13,324
Pieris Pharmaceuticals, Inc. *	5,940	32,670
PolarityTE, Inc. *	1,405	6,688
Portola Pharmaceuticals, Inc. *(a)	8,414	224,486
Precision BioSciences, Inc. *	1,139	14,659
Principia Biopharma, Inc. *(a)	1,681	62,432
Progenics Pharmaceuticals, Inc. *	10,953	58,927
Protagonist Therapeutics, Inc. *	1,888	20,806
Prothena Corp. plc *	5,305	49,655
PTC Therapeutics, Inc. *	7,217	347,643
Puma Biotechnology, Inc. *(a)	3,929	37,915
Ra Pharmaceuticals, Inc. *	3,941	134,152
Radius Health, Inc. *	5,678	121,850
Recro Pharma, Inc. *	2,427	23,299
REGENXBIO, Inc. *	4,208	186,877
Repligen Corp. *	5,976	564,075
Replimune Group, Inc. *	1,448	17,984
Retrophin, Inc. *	5,218	103,264
Rhythm Pharmaceuticals, Inc. *	2,884	55,517
Rigel Pharmaceuticals, Inc. *	20,117	45,867
Rocket Pharmaceuticals, Inc. *	3,735	45,492
Rubius Therapeutics, Inc. *(a)	4,503	59,890
Sangamo Therapeutics, Inc. *	14,478	173,881
Savara, Inc. *	3,481	8,842
Scholar Rock Holding Corp. *	2,052	25,219
Seres Therapeutics, Inc. *(a)	2,934	8,010
Solid Biosciences, Inc. *	1,819	10,423
Sorrento Therapeutics, Inc. *(a)	14,728	39,618
Spark Therapeutics, Inc. *	4,334	433,487
Spectrum Pharmaceuticals, Inc. *	14,046	106,469
Spero Therapeutics, Inc. *	1,196	12,426
Stemline Therapeutics, Inc. *	5,041	66,894
Sutro Biopharma, Inc. *	1,391	15,677
Syndax Pharmaceuticals, Inc. *	2,516	24,154
Synlogic, Inc. *	2,218	12,443
Synthorx, Inc. *(a)	1,151	18,991
Syros Pharmaceuticals, Inc. *	4,342	32,478
TCR2 Therapeutics, Inc. *	334	5,190
TG Therapeutics, Inc. *	9,899	74,144
Tocagen, Inc. *	2,540	13,513
Translate Bio, Inc. *	3,605	28,912
Turning Point Therapeutics, Inc. *	834	33,227
Twist Bioscience Corp. *	2,674	90,167
Tyme Technologies, Inc. *(a)	8,042	8,846
Ultragenyx Pharmaceutical, Inc. *	6,891	415,252
UNITY Biotechnology, Inc. *(a)	3,349	23,644
UroGen Pharma Ltd. *(a)	2,352	80,203
Vanda Pharmaceuticals, Inc. *	6,652	82,817
VBI Vaccines, Inc. *	10,485	7,674
Veracyte, Inc. *	5,866	166,418
Vericel Corp. *	5,625	107,550
Viking Therapeutics, Inc. *(a)	8,177	62,881
Voyager Therapeutics, Inc. *	3,041	66,932
X4 Pharmaceuticals, Inc. *	857	10,198
XBiotech, Inc. *(a)	2,064	14,531
Xencor, Inc. *	5,965	262,579
Y-mAbs Therapeutics, Inc. *	2,554	57,133
ZIOPHARM Oncology, Inc. *(a)	20,208	140,244

		18,515,311

Building Products 1.4%
AAON, Inc.	5,198	264,058
Advanced Drainage Systems, Inc.	4,618	152,071
American Woodmark Corp. *	1,912	162,233

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Building Products (continued)
Apogee Enterprises, Inc.	3,283	$133,159
Armstrong Flooring, Inc. *	2,678	22,388
Builders FirstSource, Inc. *	14,371	246,894
Caesarstone Ltd.	2,797	39,354
Continental Building Products, Inc. *	4,361	107,193
Cornerstone Building Brands, Inc. *	5,786	33,675
CSW Industrials, Inc.	1,835	129,569
Gibraltar Industries, Inc. *	4,063	168,371
Griffon Corp.	4,664	76,256
Insteel Industries, Inc.	2,238	43,663
JELD-WEN Holding, Inc. *	8,606	188,557
Masonite International Corp. *	3,140	167,362
Patrick Industries, Inc. *	2,841	130,317
PGT Innovations, Inc. *	7,276	117,289
Quanex Building Products Corp.	4,091	76,174
Simpson Manufacturing Co., Inc.	5,635	348,018
Trex Co., Inc. *	7,405	605,359
Universal Forest Products, Inc.	7,541	304,883

		3,516,843

Capital Markets 1.4%
Ares Management Corp.	8,116	237,393
Artisan Partners Asset Management, Inc., Class A	6,342	187,660
Associated Capital Group, Inc., Class A	274	10,239
B. Riley Financial, Inc.	2,563	48,338
Blucora, Inc. *	6,067	181,646
Brightsphere Investment Group, Inc.	9,076	97,113
Cohen & Steers, Inc.	2,896	151,664
Cowen, Inc., Class A *	3,681	64,638
Diamond Hill Investment Group, Inc.	396	55,816
Donnelley Financial Solutions, Inc. *	4,127	56,251
Federated Investors, Inc., Class B	12,161	422,595
Focus Financial Partners, Inc., Class A *	3,822	106,672
GAIN Capital Holdings, Inc. (a)	2,761	11,762
GAMCO Investors, Inc., Class A	668	13,561
Greenhill & Co., Inc.	2,012	33,399
Hamilton Lane, Inc., Class A	2,743	161,014
Houlihan Lokey, Inc.	4,289	197,294
INTL. FCStone, Inc. *	2,055	83,803
Ladenburg Thalmann Financial Services, Inc.	14,900	46,041
Moelis & Co., Class A	6,012	219,077
Och-Ziff Capital Management Group, Inc., Class A	2,125	49,470
Oppenheimer Holdings, Inc., Class A	1,187	34,589
Piper Jaffray Cos.	1,762	136,203
PJT Partners, Inc., Class A	2,928	123,445
Pzena Investment Management, Inc., Class A	2,448	19,927
Safeguard Scientifics, Inc. *	2,079	24,283
Siebert Financial Corp. *	976	11,536
Silvercrest Asset Management Group, Inc., Class A	1,063	15,233
Stifel Financial Corp.	8,541	510,837
Value Line, Inc.	100	2,610
Virtus Investment Partners, Inc.	821	87,978
Waddell & Reed Financial, Inc., Class A (a)	9,272	162,260
Westwood Holdings Group, Inc.	984	30,799
WisdomTree Investments, Inc.	16,817	104,265

		3,699,411

Common Stocks (continued)
	Shares	Value

Chemicals 1.9%
Advanced Emissions Solutions, Inc. (a)	2,069	$26,338
AdvanSix, Inc. *	3,677	94,278
American Vanguard Corp.	3,482	49,723
Amyris, Inc. *(a)	4,876	15,067
Balchem Corp.	4,053	416,000
Chase Corp.	940	97,365
Ferro Corp. *	10,237	150,791
Flotek Industries, Inc. *	6,373	19,565
FutureFuel Corp.	3,158	36,791
GCP Applied Technologies, Inc. *	6,851	150,927
Hawkins, Inc.	1,189	51,924
HB Fuller Co.	6,421	306,988
Ingevity Corp. *	5,298	522,065
Innophos Holdings, Inc.	2,551	69,311
Innospec, Inc.	3,061	285,836
Intrepid Potash, Inc. *	11,576	43,294
Koppers Holdings, Inc. *	2,451	66,912
Kraton Corp. *	3,971	121,791
Kronos Worldwide, Inc.	2,751	36,891
Livent Corp. *	18,372	118,316
LSB Industries, Inc. *	3,124	15,589
Marrone Bio Innovations, Inc. *(a)	7,658	10,185
Minerals Technologies, Inc.	4,447	236,803
OMNOVA Solutions, Inc. *	5,269	52,426
Orion Engineered Carbons SA	7,504	146,178
PolyOne Corp.	9,814	321,605
PQ Group Holdings, Inc. *	4,790	74,676
Quaker Chemical Corp.	1,652	309,568
Rayonier Advanced Materials, Inc.	6,217	28,909
Sensient Technologies Corp.	5,334	363,619
Stepan Co.	2,578	255,609
Trecora Resources *	2,828	26,838
Tredegar Corp.	3,130	52,177
Trinseo SA	5,262	204,218
Tronox Holdings plc, Class A	12,122	134,069
Valhi, Inc.	3,274	7,039

		4,919,681

Commercial Services & Supplies 2.6%
ABM Industries, Inc.	8,394	353,304
ACCO Brands Corp.	12,461	121,869
Advanced Disposal Services, Inc. *	9,138	295,797
Brady Corp., Class A	6,014	311,104
BrightView Holdings, Inc. *	3,944	77,933
Brink’s Co. (The)	6,289	567,016
Casella Waste Systems, Inc., Class A *	5,605	244,378
CECO Environmental Corp. *	3,740	34,520
Charah Solutions, Inc. *	1,687	8,772
Cimpress NV *(a)	2,764	266,588
Covanta Holding Corp.	14,894	256,475
Deluxe Corp.	5,551	247,686
Ennis, Inc.	3,139	63,816
Healthcare Services Group, Inc. (a)	9,374	224,132
Heritage-Crystal Clean, Inc. *	1,824	51,163
Herman Miller, Inc.	7,436	337,148
HNI Corp.	5,489	187,943
Interface, Inc.	7,548	104,615
Kimball International, Inc., Class B	4,398	76,261
Knoll, Inc.	6,213	150,665
LSC Communications, Inc.	3,499	3,499
Matthews International Corp., Class A	3,950	134,893
McGrath RentCorp	3,059	208,349
Mobile Mini, Inc.	5,657	192,112
MSA Safety, Inc.	4,443	468,070
NL Industries, Inc. *	865	4,403
NRC Group Holdings Corp. *	1,192	14,614

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Commercial Services & Supplies (continued)
PICO Holdings, Inc. *	2,236	$22,561
Pitney Bowes, Inc.	23,186	93,903
Quad/Graphics, Inc.	3,834	43,363
RR Donnelley & Sons Co.	9,263	18,711
SP Plus Corp. *	2,906	100,344
Steelcase, Inc., Class A	10,963	185,384
Team, Inc. *(a)	3,600	59,616
Tetra Tech, Inc.	6,895	546,084
UniFirst Corp.	1,906	375,234
US Ecology, Inc.	2,778	176,764
Viad Corp.	2,497	172,643
VSE Corp.	1,035	31,009

		6,832,741

Communications Equipment 1.2%
Acacia Communications, Inc. *	4,718	316,908
ADTRAN, Inc.	6,165	68,493
Aerohive Networks, Inc. *	6,111	27,133
Applied Optoelectronics, Inc. *(a)	2,334	23,363
CalAmp Corp. *	4,037	45,053
Calix, Inc. *	5,388	33,837
Casa Systems, Inc. *	3,876	25,543
Clearfield, Inc. *	1,666	22,075
Comtech Telecommunications Corp.	2,955	87,941
DASAN Zhone Solutions, Inc. *	823	8,288
Digi International, Inc. *	3,600	47,268
Extreme Networks, Inc. *	14,973	121,880
Finisar Corp. *(a)	14,826	348,856
Harmonic, Inc. *	11,045	82,506
Infinera Corp. *(a)	22,042	85,082
Inseego Corp. *(a)	5,526	28,735
InterDigital, Inc.	4,009	258,300
KVH Industries, Inc. *	2,262	22,846
Lumentum Holdings, Inc. *	9,642	546,026
NETGEAR, Inc. *	4,000	135,400
NetScout Systems, Inc. *	9,420	245,297
Plantronics, Inc.	4,213	161,779
Ribbon Communications, Inc. *	7,439	36,600
TESSCO Technologies, Inc.	752	11,069
Viavi Solutions, Inc. *	28,905	424,036

		3,214,314

Construction & Engineering 1.0%
Aegion Corp. *	3,899	73,496
Ameresco, Inc., Class A *	2,756	39,273
Arcosa, Inc.	6,125	229,688
Argan, Inc.	1,809	74,440
Comfort Systems USA, Inc.	4,620	194,040
Concrete Pumping Holdings, Inc. *	1,345	5,447
Construction Partners, Inc., Class A *	1,464	22,882
Dycom Industries, Inc. *	3,835	211,539
EMCOR Group, Inc.	7,067	596,384
Granite Construction, Inc.	5,914	209,947
Great Lakes Dredge & Dock Corp. *	7,633	81,902
IES Holdings, Inc. *	1,106	20,030
MasTec, Inc. *	7,576	388,800
MYR Group, Inc. *	1,979	71,482
Northwest Pipe Co. *	1,193	27,869
NV5 Global, Inc. *	1,281	101,801
Primoris Services Corp.	5,564	116,621
Sterling Construction Co., Inc. *	3,270	40,940
Tutor Perini Corp. *	5,021	65,574
WillScot Corp. *	6,504	103,544

		2,675,699

Common Stocks (continued)
	Shares	Value

Construction Materials 0.1%
Forterra, Inc. *(a)	2,675	$17,388
Summit Materials, Inc., Class A *	14,200	261,848
United States Lime & Minerals, Inc.	239	19,330
US Concrete, Inc. *(a)	1,971	92,814

		391,380

Consumer Finance 0.7%
Curo Group Holdings Corp. *	2,194	27,249
Elevate Credit, Inc. *	2,984	12,413
Encore Capital Group, Inc. *(a)	3,897	140,214
Enova International, Inc. *	4,068	109,633
EZCORP, Inc., Class A *	6,242	61,484
FirstCash, Inc.	5,342	537,619
Green Dot Corp., Class A *	6,261	317,370
LendingClub Corp. *	8,307	122,777
Medallion Financial Corp. *	2,551	12,781
Nelnet, Inc., Class A	2,280	142,637
PRA Group, Inc. *	5,690	177,130
Regional Management Corp. *	1,263	30,476
World Acceptance Corp. *	840	106,453

		1,798,236

Containers & Packaging 0.1%
Greif, Inc., Class A	3,221	112,606
Greif, Inc., Class B	776	33,368
Myers Industries, Inc.	4,578	74,026
UFP Technologies, Inc. *	828	36,068

		256,068

Distributors 0.1%
Core-Mark Holding Co., Inc.	5,761	215,634
Funko, Inc., Class A *(a)	2,131	53,297
Greenlane Holdings, Inc., Class A *(a)	717	6,044
Weyco Group, Inc.	717	19,732

		294,707

Diversified Consumer Services 1.1%
Adtalem Global Education, Inc. *	7,172	339,738
American Public Education, Inc. *	2,132	70,399
Career Education Corp. *	8,666	164,307
Carriage Services, Inc.	2,144	40,993
Chegg, Inc. *	14,615	656,506
Collectors Universe, Inc.	989	23,449
Houghton Mifflin Harcourt Co. *	12,709	74,348
K12, Inc. *	4,857	144,982
Laureate Education, Inc., Class A *	12,015	196,926
OneSpaWorld Holdings Ltd. *(a)	5,685	89,027
Regis Corp. *	3,784	69,247
Select Interior Concepts, Inc., Class A *	2,665	30,514
Sotheby’s *	3,993	238,422
Strategic Education, Inc.	2,686	478,081
Weight Watchers International, Inc. *	5,891	127,540

		2,744,479

Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,817	80,233
Cannae Holdings, Inc. *	8,467	245,120
FGL Holdings	18,635	151,875
Marlin Business Services Corp.	1,267	29,407
On Deck Capital, Inc. *	8,384	30,015

		536,650

Diversified Telecommunication Services 0.7%
ATN International, Inc.	1,397	78,609
Bandwidth, Inc., Class A *	2,023	150,714
Cincinnati Bell, Inc. *	5,867	22,412

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Diversified Telecommunication Services (continued)
Cogent Communications Holdings, Inc.	5,309	$334,520
Consolidated Communications Holdings, Inc. (a)	9,326	43,926
Frontier Communications Corp. *(a)	12,287	16,219
IDT Corp., Class B *	2,090	21,234
Intelsat SA *	8,453	191,376
Iridium Communications, Inc. *	12,489	317,720
Ooma, Inc. *	2,476	32,262
ORBCOMM, Inc. *	9,628	56,420
Pareteum Corp. *(a)	13,495	47,233
pdvWireless, Inc. *	1,169	52,009
Vonage Holdings Corp. *	28,556	354,094

		1,718,748

Electric Utilities 1.0%
ALLETE, Inc.	6,540	568,653
El Paso Electric Co.	5,121	339,317
Genie Energy Ltd., Class B (a)	1,794	19,770
MGE Energy, Inc.	4,404	326,557
Otter Tail Corp.	4,981	265,886
PNM Resources, Inc.	10,024	497,892
Portland General Electric Co.	11,335	621,725
Spark Energy, Inc., Class A (a)	1,584	17,329

		2,657,129

Electrical Equipment 0.9%
Allied Motion Technologies, Inc.	926	36,707
American Superconductor Corp. *	2,605	23,159
Atkore International Group, Inc. *	5,798	158,227
AZZ, Inc.	3,302	153,807
Bloom Energy Corp., Class A *	6,924	72,356
Encore Wire Corp.	2,522	138,508
Energous Corp. *(a)	3,346	13,685
EnerSys	5,449	371,131
Generac Holdings, Inc. *	7,697	556,493
Plug Power, Inc. *(a)	28,865	63,792
Powell Industries, Inc.	1,089	40,282
Preformed Line Products Co.	447	25,823
Sunrun, Inc. *	13,924	265,252
Thermon Group Holdings, Inc. *	4,138	104,857
TPI Composites, Inc. *	3,626	92,717
Vicor Corp. *	2,323	68,668
Vivint Solar, Inc. *	5,447	44,938

		2,230,402

Electronic Equipment, Instruments & Components 2.4%
Airgain, Inc. *	1,128	14,641
Akoustis Technologies, Inc. *(a)	3,111	18,106
Anixter International, Inc. *	3,835	246,821
Arlo Technologies, Inc. *	9,745	41,904
AVX Corp.	6,067	92,400
Badger Meter, Inc.	3,594	192,243
Bel Fuse, Inc., Class B	1,390	22,921
Belden, Inc.	4,973	226,073
Benchmark Electronics, Inc.	4,900	132,594
Coda Octopus Group, Inc. *(a)	564	6,678
Control4 Corp. *	3,262	77,994
CTS Corp.	4,002	126,143
Daktronics, Inc.	4,279	27,129
ePlus, Inc. *	1,718	130,396
Fabrinet *	4,594	246,606
FARO Technologies, Inc. *	2,192	117,031
Fitbit, Inc., Class A *(a)	27,913	117,235
II-VI, Inc. *	7,925	314,623
Insight Enterprises, Inc. *	4,465	245,664
Iteris, Inc. *	3,376	18,264
Itron, Inc. *	4,322	267,964
KEMET Corp.	7,226	145,387
Kimball Electronics, Inc. *	3,051	48,511

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Knowles Corp. *	10,296	$209,524
Methode Electronics, Inc.	4,619	138,339
MTS Systems Corp.	2,299	132,468
Napco Security Technologies, Inc. *	1,451	42,006
nLight, Inc. *	4,073	66,960
Novanta, Inc. *	4,239	356,458
OSI Systems, Inc. *	2,115	238,064
PAR Technology Corp. *(a)	1,403	36,464
PC Connection, Inc.	1,423	46,546
PCM, Inc. *	1,187	41,343
Plexus Corp. *	3,772	225,226
Rogers Corp. *	2,331	369,837
Sanmina Corp. *	8,523	270,605
ScanSource, Inc. *	3,244	110,134
Tech Data Corp. *	4,645	470,724
TTM Technologies, Inc. *	12,435	130,070
Vishay Intertechnology, Inc.	16,710	284,070
Vishay Precision Group, Inc. *	1,264	51,495
Wrap Technologies, Inc. *	919	4,430

		6,102,091

Energy Equipment & Services 1.2%
Archrock, Inc.	16,297	178,941
C&J Energy Services, Inc. *	8,305	90,857
Cactus, Inc., Class A *	5,917	173,782
Covia Holdings Corp. *(a)	4,554	7,924
Diamond Offshore Drilling, Inc. *(a)	7,920	71,597
DMC Global, Inc.	1,841	96,174
Dril-Quip, Inc. *	4,565	240,210
Era Group, Inc. *	2,839	29,298
Exterran Corp. *	3,967	54,150
Forum Energy Technologies, Inc. *	9,794	25,660
Frank’s International NV *	13,365	76,180
FTS International, Inc. *	4,374	17,365
Geospace Technologies Corp. *	1,619	25,273
Helix Energy Solutions Group, Inc. *	17,915	156,935
Independence Contract Drilling, Inc. *	5,158	6,809
Keane Group, Inc. *	6,976	43,879
KLX Energy Services Holdings, Inc. *	2,731	42,931
Liberty Oilfield Services, Inc., Class A	5,802	82,098
Mammoth Energy Services, Inc.	1,897	12,293
Matrix Service Co. *	3,273	60,125
McDermott International, Inc. *(a)	22,881	146,896
Nabors Industries Ltd.	44,510	131,750
National Energy Services Reunited Corp. *	2,927	23,416
Natural Gas Services Group, Inc. *	1,812	29,064
NCS Multistage Holdings, Inc. *	1,536	4,931
Newpark Resources, Inc. *	10,954	83,579
Nine Energy Service, Inc. *	2,057	26,474
Noble Corp. plc *(a)	29,994	66,887
Oceaneering International, Inc. *	12,493	193,017
Oil States International, Inc. *	7,585	113,168
Pacific Drilling SA *	3,731	35,071
Parker Drilling Co. *	1,153	19,832
ProPetro Holding Corp. *	10,063	182,442
RigNet, Inc. *	1,778	15,522
RPC, Inc. (a)	7,320	45,238
SEACOR Holdings, Inc. *	2,219	105,713
SEACOR Marine Holdings, Inc. *	2,411	33,947
Seadrill Ltd. *(a)	7,359	30,172
Select Energy Services, Inc., Class A *	7,448	75,746
Smart Sand, Inc. *	3,138	7,374

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Energy Equipment & Services (continued)
Solaris Oilfield Infrastructure, Inc., Class A (a)	3,843	$54,993
Superior Energy Services, Inc. *	21,070	19,115
TETRA Technologies, Inc. *	14,695	22,924
Tidewater, Inc. *	4,739	108,950
US Silica Holdings, Inc. (a)	9,198	127,484
US Well Services, Inc. *	2,292	7,105

		3,203,291

Entertainment 0.3%
AMC Entertainment Holdings, Inc., Class A (a)	6,385	75,534
Eros International plc *	4,117	6,834
Gaia, Inc. *	1,589	9,184
Glu Mobile, Inc. *	14,600	108,916
IMAX Corp. *	6,562	144,036
Liberty Media Corp.-Liberty Braves, Class C *	4,553	130,990
Liberty Media Corp-Liberty Braves, Class A *	1,211	34,998
LiveXLive Media, Inc. *	3,365	9,927
Marcus Corp. (The)	2,814	98,462
Reading International, Inc., Class A *	1,996	26,048
Rosetta Stone, Inc. *	2,678	61,487

		706,416

Equity Real Estate Investment Trusts (REITs) 6.9%
Acadia Realty Trust	10,339	290,216
Agree Realty Corp.	4,745	317,203
Alexander & Baldwin, Inc.	8,673	203,902
Alexander’s, Inc.	274	102,613
American Assets Trust, Inc.	5,889	273,250
American Finance Trust, Inc.	13,465	157,675
Armada Hoffler Properties, Inc.	6,575	111,315
Ashford Hospitality Trust, Inc.	10,665	28,902
Bluerock Residential Growth REIT, Inc.	2,956	34,851
Braemar Hotels & Resorts, Inc.	3,964	36,152
BRT Apartments Corp.	1,281	17,883
CareTrust REIT, Inc.	12,039	279,666
CatchMark Timber Trust, Inc., Class A	6,388	64,902
CBL & Associates Properties, Inc.	21,094	22,149
Cedar Realty Trust, Inc.	10,509	29,215
Chatham Lodging Trust	5,886	105,124
Chesapeake Lodging Trust	7,608	208,992
CIM Commercial Trust Corp.	475	9,680
City Office REIT, Inc.	4,799	59,412
Clipper Realty, Inc.	1,899	21,933
Community Healthcare Trust, Inc.	2,325	95,534
CoreCivic, Inc.	15,071	255,755
CorEnergy Infrastructure Trust, Inc.	1,655	66,978
CorePoint Lodging, Inc.	5,048	59,213
DiamondRock Hospitality Co.	25,509	256,876
Easterly Government Properties, Inc.	8,765	165,396
EastGroup Properties, Inc.	4,578	551,557
Essential Properties Realty Trust, Inc.	9,154	193,332
Farmland Partners, Inc.	3,795	23,339
First Industrial Realty Trust, Inc.	15,929	608,328
Four Corners Property Trust, Inc.	8,637	232,681
Franklin Street Properties Corp.	12,803	103,192
Front Yard Residential Corp.	6,062	72,805
GEO Group, Inc. (The)	15,067	268,343
Getty Realty Corp.	4,257	127,625
Gladstone Commercial Corp.	3,834	81,511

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Land Corp.	1,866	$21,440
Global Medical REIT, Inc.	3,882	40,101
Global Net Lease, Inc.	10,729	209,430
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,788	213,781
Healthcare Realty Trust, Inc.	16,177	517,340
Hersha Hospitality Trust	4,369	68,244
Independence Realty Trust, Inc.	11,579	143,001
Industrial Logistics Properties Trust	8,242	176,214
Innovative Industrial Properties, Inc.	1,182	124,902
Investors Real Estate Trust	1,461	93,139
iStar, Inc.	7,998	105,574
Jernigan Capital, Inc.	2,664	52,854
Kite Realty Group Trust	10,588	168,455
Lexington Realty Trust	28,986	286,092
LTC Properties, Inc.	5,017	231,233
Mack-Cali Realty Corp.	11,477	272,923
Monmouth Real Estate Investment Corp.	11,569	159,536
National Health Investors, Inc.	5,309	421,428
National Storage Affiliates Trust	7,216	218,573
New Senior Investment Group, Inc.	10,491	74,801
NexPoint Residential Trust, Inc.	2,306	99,527
NorthStar Realty Europe Corp.	5,508	93,636
Office Properties Income Trust	6,050	170,428
One Liberty Properties, Inc.	1,879	53,852
Pebblebrook Hotel Trust	16,450	460,435
Pennsylvania REIT	8,409	50,286
Physicians Realty Trust	23,495	404,349
Piedmont Office Realty Trust, Inc., Class A	15,947	331,857
PotlatchDeltic Corp.	8,366	308,036
Preferred Apartment Communities, Inc., Class A	5,502	79,724
PS Business Parks, Inc.	2,524	441,700
QTS Realty Trust, Inc., Class A	6,913	319,934
Retail Opportunity Investments Corp.	14,361	260,509
Retail Value, Inc.	1,877	70,650
Rexford Industrial Realty, Inc.	13,098	542,257
RLJ Lodging Trust	21,860	377,741
RPT Realty	9,770	119,682
Ryman Hospitality Properties, Inc.	5,797	434,775
Sabra Health Care REIT, Inc.	22,656	467,620
Safehold, Inc.	970	31,884
Saul Centers, Inc.	1,543	84,541
Senior Housing Properties Trust	29,854	244,803
Seritage Growth Properties, Class A	4,135	172,719
Spirit MTA REIT	5,260	44,237
STAG Industrial, Inc.	16,026	476,293
Summit Hotel Properties, Inc.	13,192	146,563
Sunstone Hotel Investors, Inc.	28,937	382,258
Tanger Factory Outlet Centers, Inc.	11,332	179,952
Terreno Realty Corp.	7,836	382,867
UMH Properties, Inc.	4,506	59,254
Uniti Group, Inc.	23,343	196,548
Universal Health Realty Income Trust	1,639	151,050
Urban Edge Properties	14,626	244,693
Urstadt Biddle Properties, Inc., Class A	3,625	78,264
Washington Prime Group, Inc.	22,977	83,406
Washington REIT	10,189	274,594
Whitestone REIT	4,691	59,810
Xenia Hotels & Resorts, Inc.	14,350	307,520

		17,824,815

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Food & Staples Retailing 0.6%
Andersons, Inc. (The)	3,978	$106,809
BJ’s Wholesale Club Holdings, Inc. *	14,345	337,968
Chefs’ Warehouse, Inc. (The) *	3,056	111,452
HF Foods Group, Inc. *(a)	934	21,165
Ingles Markets, Inc., Class A	1,726	54,335
Natural Grocers by Vitamin Cottage, Inc. *	1,040	9,537
Performance Food Group Co. *	13,005	570,269
PriceSmart, Inc.	2,821	172,081
Rite Aid Corp. *(a)	6,505	45,340
SpartanNash Co.	4,356	51,488
United Natural Foods, Inc. *	6,290	62,019
Village Super Market, Inc., Class A	973	24,354
Weis Markets, Inc.	1,150	41,918

		1,608,735

Food Products 1.2%
Alico, Inc.	427	13,621
B&G Foods, Inc. (a)	8,087	147,830
Bridgford Foods Corp. *	206	7,348
Calavo Growers, Inc. (a)	2,043	180,683
Cal-Maine Foods, Inc.	3,967	157,768
Darling Ingredients, Inc. *	20,686	420,546
Dean Foods Co. (a)	9,040	13,108
Farmer Brothers Co. *	1,467	23,824
Fresh Del Monte Produce, Inc.	3,928	119,136
Freshpet, Inc. *	3,907	176,401
Hostess Brands, Inc. *	12,596	177,856
J&J Snack Foods Corp.	1,898	352,724
John B Sanfilippo & Son, Inc.	1,109	96,383
Lancaster Colony Corp.	2,380	370,852
Landec Corp. *	3,242	36,213
Limoneira Co.	2,021	39,996
Sanderson Farms, Inc.	2,509	328,729
Seneca Foods Corp., Class A *	828	26,148
Simply Good Foods Co. (The) *	8,911	242,647
Tootsie Roll Industries, Inc.	2,013	75,206

		3,007,019

Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,017	188,509
New Jersey Resources Corp.	11,199	558,494
Northwest Natural Holding Co.	3,636	259,683
ONE Gas, Inc.	6,587	600,603
RGC Resources, Inc.	917	26,391
South Jersey Industries, Inc.	11,690	398,045
Southwest Gas Holdings, Inc.	6,733	598,631
Spire, Inc.	6,274	517,040

		3,147,396

Health Care Equipment & Supplies 3.9%
Accuray, Inc. *	10,494	43,445
Alphatec Holdings, Inc. *	3,688	17,334
AngioDynamics, Inc. *	4,694	95,664
Antares Pharma, Inc. *	20,315	64,805
Apyx Medical Corp. *	4,134	29,930
AtriCure, Inc. *	4,683	150,231
Atrion Corp.	182	140,049
Avanos Medical, Inc. *	5,972	243,180
Avedro, Inc. *	620	11,445
Axogen, Inc. *	4,170	74,977
Axonics Modulation Technologies, Inc. *(a)	1,944	71,345
BioLife Solutions, Inc. *	825	15,733
BioSig Technologies, Inc. *(a)	1,942	14,584
Cardiovascular Systems, Inc. *	4,306	197,344
Cerus Corp. *	17,428	101,954
Conformis, Inc. *(a)	8,007	22,099
CONMED Corp.	3,431	299,698
Corindus Vascular Robotics, Inc. *	11,516	29,135

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
CryoLife, Inc. *	4,596	$132,457
CryoPort, Inc. *	3,369	68,963
Cutera, Inc. *	1,768	45,190
CytoSorbents Corp. *(a)	4,022	28,234
ElectroCore, Inc. *(a)	1,872	2,639
GenMark Diagnostics, Inc. *	7,124	44,596
Glaukos Corp. *	4,494	367,070
Globus Medical, Inc., Class A *	9,585	436,884
Haemonetics Corp. *	6,456	788,148
Heska Corp. *	883	70,764
Inogen, Inc. *	2,306	141,819
Integer Holdings Corp. *	4,098	358,698
IntriCon Corp. *	1,035	18,609
Invacare Corp.	4,418	23,636
iRadimed Corp. *	520	12,418
iRhythm Technologies, Inc. *	3,121	259,480
Lantheus Holdings, Inc. *	4,808	108,757
LeMaitre Vascular, Inc.	2,126	70,349
LivaNova plc *	6,124	471,854
Meridian Bioscience, Inc.	5,100	60,945
Merit Medical Systems, Inc. *	6,753	266,473
Mesa Laboratories, Inc.	435	109,481
Misonix, Inc. *	909	21,571
Natus Medical, Inc. *	4,257	132,265
Neogen Corp. *	6,465	461,601
Neuronetics, Inc. *	1,548	18,437
Nevro Corp. *	3,728	249,254
Novocure Ltd. *	10,682	888,956
NuVasive, Inc. *	6,548	436,097
OraSure Technologies, Inc. *	7,793	65,072
Orthofix Medical, Inc. *	2,279	121,813
OrthoPediatrics Corp. *	1,102	38,912
Pulse Biosciences, Inc. *(a)	1,336	17,448
Quidel Corp. *	4,466	263,628
Rockwell Medical, Inc. *(a)	6,875	18,287
RTI Surgical Holdings, Inc. *	6,820	29,053
SeaSpine Holdings Corp. *	1,976	25,115
Senseonics Holdings, Inc. *(a)	12,418	13,784
Shockwave Medical, Inc. *(a)	831	40,652
SI-BONE, Inc. *	2,017	36,266
Sientra, Inc. *(a)	2,863	17,464
Silk Road Medical, Inc. *(a)	872	37,749
Soliton, Inc. *(a)	333	4,039
STAAR Surgical Co. *	5,606	164,312
Surmodics, Inc. *	1,613	67,262
Tactile Systems Technology, Inc. *	2,290	132,225
Tandem Diabetes Care, Inc. *	6,997	443,820
TransEnterix, Inc. *(a)	23,223	31,815
TransMedics Group, Inc. *	824	19,554
Utah Medical Products, Inc.	413	37,579
Vapotherm, Inc. *	717	11,537
Varex Imaging Corp. *	4,677	148,682
ViewRay, Inc. *	8,742	78,328
Wright Medical Group NV *	15,902	458,932
Zynex, Inc. (a)	1,938	16,124

		10,058,049

Health Care Providers & Services 2.1%
Addus HomeCare Corp. *	1,330	107,185
Amedisys, Inc. *	3,955	545,355
American Renal Associates Holdings, Inc. *	2,595	19,982
AMN Healthcare Services, Inc. *	5,811	310,191
Apollo Medical Holdings, Inc. *	791	12,102
Avalon GloboCare Corp. *(a)	2,534	5,296
BioScrip, Inc. *	15,510	43,893
BioTelemetry, Inc. *	4,191	196,768
Brookdale Senior Living, Inc. *	22,934	178,656
Catasys, Inc. *	884	15,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Providers & Services (continued)
Community Health Systems, Inc. *(a)	10,016	$20,533
CorVel Corp. *	1,150	97,980
Cross Country Healthcare, Inc. *	4,309	40,892
Diplomat Pharmacy, Inc. *	6,920	36,468
Ensign Group, Inc. (The)	6,382	384,579
Enzo Biochem, Inc. *	5,766	22,545
Genesis Healthcare, Inc. *	8,296	9,706
Hanger, Inc. *	4,541	78,332
HealthEquity, Inc. *	8,576	703,061
Joint Corp. (The) *	1,635	30,215
LHC Group, Inc. *	3,798	480,751
Magellan Health, Inc. *	2,734	192,310
National HealthCare Corp.	1,560	136,656
National Research Corp.	1,509	101,737
Owens & Minor, Inc.	7,730	20,948
Patterson Cos., Inc. (a)	10,575	209,385
PetIQ, Inc. *(a)	2,368	81,080
Providence Service Corp. (The) *	1,476	82,272
R1 RCM, Inc. *	13,074	164,471
RadNet, Inc. *	5,309	78,202
Select Medical Holdings Corp. *	13,916	232,954
Surgery Partners, Inc. *	2,705	20,639
Tenet Healthcare Corp. *	12,980	305,939
Tivity Health, Inc. *(a)	6,114	106,689
Triple-S Management Corp., Class B *	2,793	66,976
US Physical Therapy, Inc.	1,590	205,237

		5,345,384

Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc. *	20,991	216,207
Castlight Health, Inc., Class B *	12,662	20,386
Computer Programs & Systems, Inc.	1,605	41,425
Evolent Health, Inc., Class A *	9,145	62,369
HealthStream, Inc. *	3,189	90,057
HMS Holdings Corp. *	10,949	382,120
Inovalon Holdings, Inc., Class A *(a)	8,845	132,675
Inspire Medical Systems, Inc. *	1,685	113,957
NextGen Healthcare, Inc. *	6,907	112,999
Omnicell, Inc. *	5,168	388,685
OptimizeRx Corp. *	1,486	22,424
Simulations Plus, Inc.	1,429	55,474
Tabula Rasa HealthCare, Inc. *(a)	2,462	148,385
Teladoc Health, Inc. *(a)	9,010	614,842
Vocera Communications, Inc. *	3,872	99,394

		2,501,399

Hotels, Restaurants & Leisure 2.7%
BBX Capital Corp.	6,952	29,963
Biglari Holdings, Inc., Class B *	107	9,716
BJ’s Restaurants, Inc.	2,558	101,553
Bloomin’ Brands, Inc.	11,598	197,514
Bluegreen Vacations Corp.	905	9,330
Boyd Gaming Corp.	10,146	268,767
Brinker International, Inc. (a)	4,734	188,650
Carrols Restaurant Group, Inc. *	4,193	39,079
Century Casinos, Inc. *	3,456	34,111
Cheesecake Factory, Inc. (The) (a)	5,337	229,918
Churchill Downs, Inc.	4,429	529,930
Chuy’s Holdings, Inc. *	2,015	47,655
Cracker Barrel Old Country Store, Inc. (a)	2,432	422,463
Dave & Buster’s Entertainment, Inc.	4,603	187,112

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Del Frisco’s Restaurant Group, Inc. *	4,179	$33,265
Del Taco Restaurants, Inc. *	3,615	43,814
Denny’s Corp. *	7,479	168,951
Dine Brands Global, Inc.	2,114	173,538
Drive Shack, Inc. *	7,788	40,653
El Pollo Loco Holdings, Inc. *	2,509	24,688
Eldorado Resorts, Inc. *(a)	8,306	374,767
Empire Resorts, Inc. *	618	6,038
Everi Holdings, Inc. *	8,632	103,670
Fiesta Restaurant Group, Inc. *	2,858	27,294
Golden Entertainment, Inc. *	2,163	30,325
Habit Restaurants, Inc. (The), Class A *	2,470	24,700
Inspired Entertainment, Inc. *	1,059	8,451
International Speedway Corp., Class A	2,977	134,203
J Alexander’s Holdings, Inc. *	1,892	20,377
Jack in the Box, Inc.	3,252	233,591
Lindblad Expeditions Holdings, Inc. *	2,907	54,739
Marriott Vacations Worldwide Corp.	5,572	569,625
Monarch Casino & Resort, Inc. *	1,388	65,333
Nathan’s Famous, Inc.	349	24,643
Noodles & Co. *	3,587	26,580
Papa John’s International, Inc. (a)	2,840	126,153
Penn National Gaming, Inc. *	14,022	273,709
PlayAGS, Inc. *	3,335	62,565
Potbelly Corp. *	2,314	9,626
RCI Hospitality Holdings, Inc.	1,314	22,272
Red Lion Hotels Corp. *	3,095	21,015
Red Robin Gourmet Burgers, Inc. *	1,712	56,530
Red Rock Resorts, Inc., Class A	8,839	184,205
Ruth’s Hospitality Group, Inc.	3,491	77,745
Scientific Games Corp. *	7,096	145,113
SeaWorld Entertainment, Inc. *	6,371	194,761
Shake Shack, Inc., Class A *	3,556	265,491
Speedway Motorsports, Inc.	1,435	28,413
Target Hospitality Corp. *(a)	4,070	34,595
Texas Roadhouse, Inc.	8,603	475,144
Twin River Worldwide Holdings, Inc. (a)	2,636	69,564
Wingstop, Inc.	3,695	353,205

		6,885,112

Household Durables 1.6%
Bassett Furniture Industries, Inc.	1,466	18,735
Beazer Homes USA, Inc. *	3,645	42,719
Cavco Industries, Inc. *	1,086	192,602
Century Communities, Inc. *	3,209	88,472
Ethan Allen Interiors, Inc.	2,918	60,052
Flexsteel Industries, Inc.	1,105	20,299
GoPro, Inc., Class A *(a)	15,413	81,535
Green Brick Partners, Inc. *	3,484	32,784
Hamilton Beach Brands Holding Co., Class A	937	15,376
Helen of Troy Ltd. *	3,170	470,048
Hooker Furniture Corp.	1,389	28,961
Installed Building Products, Inc. *	2,852	151,955
iRobot Corp. *(a)	3,459	252,853
KB Home	10,774	283,033
La-Z-Boy, Inc.	5,753	189,791
Legacy Housing Corp. *	653	8,221
LGI Homes, Inc. *	2,519	177,061
Lifetime Brands, Inc.	1,472	12,998
Lovesac Co. (The) *	800	17,152

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Household Durables (continued)
M/I Homes, Inc. *	3,296	$116,580
MDC Holdings, Inc.	6,245	225,694
Meritage Homes Corp. *	4,586	288,047
Purple Innovation, Inc. *	798	5,275
Skyline Champion Corp. *	6,343	180,776
Sonos, Inc. *(a)	8,767	95,122
Taylor Morrison Home Corp. *	13,599	306,249
TopBuild Corp. *	4,282	347,399
TRI Pointe Group, Inc. *	17,792	243,572
Tupperware Brands Corp.	6,263	95,887
Universal Electronics, Inc. *	1,655	70,867
William Lyon Homes, Class A *	3,908	76,753
ZAGG, Inc. *(a)	3,572	23,682

		4,220,550

Household Products 0.2%
Central Garden & Pet Co. *	1,299	39,463
Central Garden & Pet Co., Class A *	5,383	148,302
Oil-Dri Corp. of America	738	26,147
WD-40 Co.	1,728	313,736

		527,648

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp. *	12,244	29,263
Clearway Energy, Inc., Class A	4,182	71,805
Clearway Energy, Inc., Class C	9,530	171,731
Ormat Technologies, Inc.	5,002	327,881
Pattern Energy Group, Inc., Class A	11,179	256,334
TerraForm Power, Inc., Class A	9,321	143,637

		1,000,651

Industrial Conglomerates 0.1%
Raven Industries, Inc.	4,551	164,928

Insurance 2.3%
Ambac Financial Group, Inc. *	5,838	106,368
American Equity Investment Life Holding Co.	11,243	290,069
AMERISAFE, Inc.	2,353	153,086
Argo Group International Holdings Ltd.	4,132	282,794
Citizens, Inc. *(a)	5,986	44,596
CNO Financial Group, Inc.	20,235	342,174
Crawford & Co., Class A	1,976	20,412
Donegal Group, Inc., Class A	1,392	20,671
eHealth, Inc. *	2,819	292,471
EMC Insurance Group, Inc.	1,141	41,008
Employers Holdings, Inc.	3,973	174,415
Enstar Group Ltd. *	1,467	259,879
FBL Financial Group, Inc., Class A	1,226	76,870
FedNat Holding Co.	1,541	19,247
Genworth Financial, Inc., Class A *	63,936	255,105
Global Indemnity Ltd.	1,050	29,705
Goosehead Insurance, Inc., Class A	1,410	63,464
Greenlight Capital Re Ltd., Class A *	3,932	32,832
Hallmark Financial Services, Inc. *	1,484	23,002
HCI Group, Inc.	882	35,359
Health Insurance Innovations, Inc., Class A *(a)	1,244	27,356
Heritage Insurance Holdings, Inc.	3,369	45,279
Horace Mann Educators Corp.	5,055	219,589
Independence Holding Co.	651	24,673
Investors Title Co.	190	31,179
James River Group Holdings Ltd.	3,431	164,105
Kinsale Capital Group, Inc.	2,483	223,122
MBIA, Inc. *	10,865	101,371
National General Holdings Corp.	8,583	212,258
National Western Life Group, Inc., Class A	280	75,320
NI Holdings, Inc. *	1,197	20,122

Common Stocks (continued)
	Shares	Value

Insurance (continued)
Palomar Holdings, Inc. *	702	$20,112
ProAssurance Corp.	6,538	255,570
Protective Insurance Corp., Class B	1,359	22,492
RLI Corp.	5,046	454,796
Safety Insurance Group, Inc.	1,823	179,857
Selective Insurance Group, Inc.	7,425	558,360
State Auto Financial Corp.	2,207	76,318
Stewart Information Services Corp.	2,940	111,220
Third Point Reinsurance Ltd. *	9,504	95,800
Tiptree, Inc.	2,901	19,814
Trupanion, Inc. *(a)	3,590	115,454
United Fire Group, Inc.	2,685	140,345
United Insurance Holdings Corp.	2,471	27,996
Universal Insurance Holdings, Inc.	3,901	96,784
Watford Holdings Ltd. *	2,537	48,102

		5,930,921

Interactive Media & Services 0.5%
Care.com, Inc. *	2,818	30,885
Cargurus, Inc. *	9,349	348,437
Cars.com, Inc. *	8,512	161,728
DHI Group, Inc. *	6,378	23,471
Eventbrite, Inc., Class A *(a)	4,595	81,286
EverQuote, Inc., Class A *	1,054	15,673
Liberty TripAdvisor Holdings, Inc., Class A *	9,362	108,131
Meet Group, Inc. (The) *	8,628	29,681
QuinStreet, Inc. *	5,794	94,384
Travelzoo *	703	8,844
TrueCar, Inc. *	13,041	66,248
Yelp, Inc. *	9,522	333,746

		1,302,514

Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc., Class A *	3,267	63,968
Duluth Holdings, Inc., Class B *	1,323	16,074
Groupon, Inc. *	56,949	179,389
Lands’ End, Inc. *	1,520	16,568
Leaf Group Ltd. *	2,164	13,200
Liquidity Services, Inc. *	3,667	23,909
Overstock.com, Inc. *(a)	3,390	76,343
PetMed Express, Inc. (a)	2,412	41,896
Quotient Technology, Inc. *	9,736	102,423
Rubicon Project, Inc. (The) *	5,993	45,607
Shutterfly, Inc. *	4,317	218,829
Shutterstock, Inc.	2,443	93,738
Stamps.com, Inc. *	2,160	103,140
Stitch Fix, Inc., Class A *(a)	5,283	137,781
Waitr Holdings, Inc. *	6,564	30,129

		1,162,994

IT Services 2.2%
Brightcove, Inc. *	4,720	58,906
Carbonite, Inc. *	4,168	74,732
Cardtronics plc, Class A *	4,887	139,182
Cass Information Systems, Inc.	1,751	89,143
Conduent, Inc. *	21,801	198,389
CSG Systems International, Inc.	4,145	212,390
Endurance International Group Holdings, Inc. *	8,559	40,570
EVERTEC, Inc.	7,675	245,753
Evo Payments, Inc., Class A *	3,909	121,648
Exela Technologies, Inc. *	6,723	17,816
ExlService Holdings, Inc. *	4,215	289,950
GTT Communications, Inc. *(a)	4,216	51,014
Hackett Group, Inc. (The)	2,949	48,423
I3 Verticals, Inc., Class A *	1,227	35,055
Information Services Group, Inc. *	4,221	11,481
International Money Express, Inc. *	1,552	21,480
KBR, Inc.	17,846	470,777
Limelight Networks, Inc. *	13,446	36,439

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

IT Services (continued)
LiveRamp Holdings, Inc. *	8,599	$453,081
ManTech International Corp., Class A	3,369	231,720
MAXIMUS, Inc.	8,003	588,300
NIC, Inc.	8,277	150,145
Paysign, Inc. *(a)	3,725	52,560
Perficient, Inc. *	4,129	141,088
Perspecta, Inc.	17,815	415,624
Presidio, Inc.	5,767	80,738
PRGX Global, Inc. *	2,933	16,454
Priority Technology Holdings, Inc. *	732	5,680
Science Applications International Corp.	7,478	638,397
StarTek, Inc. *	1,992	13,366
Sykes Enterprises, Inc. *	5,016	141,903
TTEC Holdings, Inc.	1,856	87,083
Tucows, Inc., Class A *(a)	1,176	57,542
Unisys Corp. *(a)	6,669	82,629
USA Technologies, Inc. *(a)	7,691	50,607
Verra Mobility Corp. *(a)	12,345	170,978
Virtusa Corp. *	3,624	161,920

		5,702,963

Leisure Products 0.4%
Acushnet Holdings Corp.	4,425	113,103
American Outdoor Brands Corp. *	6,587	63,499
Callaway Golf Co.	11,817	216,724
Clarus Corp.	2,978	42,794
Escalade, Inc.	1,486	17,133
Johnson Outdoors, Inc., Class A	599	40,726
Malibu Boats, Inc., Class A *	2,554	76,952
Marine Products Corp.	999	16,044
MasterCraft Boat Holdings, Inc. *	2,261	37,533
Sturm Ruger & Co., Inc.	2,058	116,277
Vista Outdoor, Inc. *	7,555	54,396
YETI Holdings, Inc. *(a)	3,891	135,251

		930,432

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc. *(a)	3,444	64,334
Cambrex Corp. *	4,247	186,019
ChromaDex Corp. *(a)	5,510	25,511
Codexis, Inc. *	6,661	122,363
Fluidigm Corp. *	8,697	102,190
Luminex Corp.	5,329	115,799
Medpace Holdings, Inc. *	3,477	273,848
NanoString Technologies, Inc. *	4,162	136,763
NeoGenomics, Inc. *	11,030	268,801
Pacific Biosciences of California, Inc. *	17,942	96,887
Quanterix Corp. *	1,186	36,742
Syneos Health, Inc. *	7,851	401,108

		1,830,365

Machinery 3.8%
Actuant Corp., Class A	7,096	162,498
Alamo Group, Inc.	1,236	120,992
Albany International Corp., Class A	3,638	312,832
Altra Industrial Motion Corp.	8,113	233,087
Astec Industries, Inc.	2,767	90,453
Barnes Group, Inc.	6,017	313,125
Blue Bird Corp. *	1,870	38,746
Briggs & Stratton Corp.	4,978	47,440
Chart Industries, Inc. *	4,467	337,393
CIRCOR International, Inc. *	2,460	93,480
Columbus McKinnon Corp.	2,873	110,438
Commercial Vehicle Group, Inc. *	3,794	30,807

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Douglas Dynamics, Inc.	2,854	$117,299
Eastern Co. (The)	819	20,688
Energy Recovery, Inc. *	4,640	50,947
EnPro Industries, Inc.	2,595	184,349
ESCO Technologies, Inc.	3,201	267,476
Evoqua Water Technologies Corp. *	9,307	132,346
Federal Signal Corp.	7,521	234,279
Franklin Electric Co., Inc.	5,820	272,725
Gencor Industries, Inc. *	1,200	15,312
Gorman-Rupp Co. (The)	2,178	72,353
Graham Corp.	1,375	29,769
Greenbrier Cos., Inc. (The)	4,064	117,490
Harsco Corp. *	10,099	236,923
Helios Technologies, Inc.	3,690	173,282
Hillenbrand, Inc.	7,849	264,433
Hurco Cos., Inc.	889	30,395
Hyster-Yale Materials Handling, Inc.	1,274	78,784
John Bean Technologies Corp.	3,930	466,334
Kadant, Inc.	1,401	130,937
Kennametal, Inc.	10,359	358,214
LB Foster Co., Class A *	1,248	30,164
Lindsay Corp. (a)	1,381	125,975
Luxfer Holdings plc	3,410	67,586
Lydall, Inc. *	2,060	48,616
Manitowoc Co., Inc. (The) *	4,539	81,475
Meritor, Inc. *	10,141	250,787
Milacron Holdings Corp. *	8,507	143,258
Miller Industries, Inc.	1,356	42,334
Mueller Industries, Inc.	6,993	211,119
Mueller Water Products, Inc., Class A	19,732	200,674
Navistar International Corp. *	6,249	195,219
NN, Inc.	5,093	41,814
Omega Flex, Inc.	377	28,675
Park-Ohio Holdings Corp.	1,094	33,476
Proto Labs, Inc. *	3,399	353,836
RBC Bearings, Inc. *	3,051	496,367
REV Group, Inc.	3,479	50,689
Rexnord Corp. *	13,246	387,975
Spartan Motors, Inc.	4,167	50,087
SPX Corp. *	5,500	191,950
SPX FLOW, Inc. *	5,300	214,968
Standex International Corp.	1,604	112,873
Tennant Co.	2,269	172,694
Terex Corp.	7,980	242,991
Titan International, Inc.	6,733	25,451
TriMas Corp. *	5,785	173,492
Twin Disc, Inc. *	1,298	15,667
Wabash National Corp.	7,019	111,111
Watts Water Technologies, Inc., Class A	3,487	323,698
Welbilt, Inc. *	16,328	268,106

		9,838,753

Marine 0.1%
Costamare, Inc.	6,263	37,766
Eagle Bulk Shipping, Inc. *	5,665	26,229
Genco Shipping & Trading Ltd. *	1,943	18,691
Matson, Inc.	5,363	219,400
Safe Bulkers, Inc. *	7,061	14,334
Scorpio Bulkers, Inc.	7,176	43,128

		359,548

Media 1.0%
Boston Omaha Corp., Class A *(a)	1,255	26,543
Cardlytics, Inc. *(a)	1,711	48,592

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Media (continued)
cbdMD, Inc. *	1,153	$5,016
Central European Media Enterprises Ltd., Class A *	10,621	49,919
Clear Channel Outdoor Holdings, Inc. *	5,329	16,147
comScore, Inc. *	6,151	20,298
Cumulus Media, Inc., Class A *	1,761	26,609
Daily Journal Corp. *	147	36,471
Emerald Expositions Events, Inc.	3,007	32,055
Entercom Communications Corp., Class A	15,681	89,068
Entravision Communications Corp., Class A	7,805	25,444
EW Scripps Co. (The), Class A	6,895	105,700
Fluent, Inc. *	5,334	27,737
Gannett Co., Inc.	13,295	136,274
Gray Television, Inc. *	11,481	203,788
Hemisphere Media Group, Inc. *	1,888	23,241
Lee Enterprises, Inc. *	6,599	14,320
Liberty Latin America Ltd., Class A *	5,790	94,898
Liberty Latin America Ltd., Class C *	14,410	236,324
Loral Space & Communications, Inc. *	1,656	60,924
Marchex, Inc., Class B *	4,217	18,344
MDC Partners, Inc., Class A *	8,152	20,380
Meredith Corp. (a)	5,037	276,330
MSG Networks, Inc., Class A *	7,267	138,000
National CineMedia, Inc.	8,044	57,273
New Media Investment Group, Inc.	7,721	83,155
Saga Communications, Inc., Class A	531	16,578
Scholastic Corp.	3,609	123,320
TechTarget, Inc. *	2,853	65,676
TEGNA, Inc.	27,412	416,388
Tribune Publishing Co.	2,505	20,716
WideOpenWest, Inc. *	3,069	23,294

		2,538,822

Metals & Mining 1.2%
AK Steel Holding Corp. *(a)	40,646	114,622
Allegheny Technologies, Inc. *	15,824	344,488
Carpenter Technology Corp.	5,934	267,089
Century Aluminum Co. *	5,968	42,910
Cleveland-Cliffs, Inc. (a)	35,519	378,632
Coeur Mining, Inc. *	25,653	118,004
Commercial Metals Co.	14,861	260,216
Compass Minerals International, Inc.	4,316	241,049
Gold Resource Corp.	7,512	26,968
Haynes International, Inc.	1,490	44,342
Hecla Mining Co.	60,852	112,576
Kaiser Aluminum Corp.	2,032	195,621
Materion Corp.	2,562	159,177
Mayville Engineering Co., Inc. *	801	10,549
Novagold Resources, Inc. *	29,062	179,313
Olympic Steel, Inc.	1,320	16,606
Ramaco Resources, Inc. *	1,165	5,674
Ryerson Holding Corp. *	2,201	17,960
Schnitzer Steel Industries, Inc., Class A	3,203	85,296
SunCoke Energy, Inc. *	11,175	84,818
Synalloy Corp.	1,165	19,782
TimkenSteel Corp. *	4,681	32,720
Warrior Met Coal, Inc.	6,508	161,008
Worthington Industries, Inc.	4,991	200,738

		3,120,158

Common Stocks (continued)
	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) 1.3%
AG Mortgage Investment Trust, Inc.	4,065	$66,503
Anworth Mortgage Asset Corp.	11,625	44,756
Apollo Commercial Real Estate Finance, Inc.	19,150	360,403
Ares Commercial Real Estate Corp.	3,294	49,970
Arlington Asset Investment Corp., Class A	4,670	30,729
ARMOUR Residential REIT, Inc.	7,575	135,365
Blackstone Mortgage Trust, Inc., Class A	15,913	565,230
Capstead Mortgage Corp.	10,341	87,175
Cherry Hill Mortgage Investment Corp.	1,908	29,555
Colony Credit Real Estate, Inc.	10,303	166,909
Dynex Capital, Inc.	3,079	50,188
Ellington Financial, Inc.	3,347	58,505
Exantas Capital Corp.	3,690	41,291
Granite Point Mortgage Trust, Inc.	6,687	127,722
Great Ajax Corp.	2,329	32,396
Invesco Mortgage Capital, Inc.	16,402	270,305
KKR Real Estate Finance Trust, Inc.	3,183	63,755
Ladder Capital Corp.	12,990	218,622
New York Mortgage Trust, Inc.	26,188	160,009
Orchid Island Capital, Inc.	6,533	40,439
PennyMac Mortgage Investment Trust	9,505	209,395
Ready Capital Corp.	3,945	60,635
Redwood Trust, Inc.	12,169	205,899
TPG RE Finance Trust, Inc.	6,233	123,102
Western Asset Mortgage Capital Corp.	5,781	58,735

		3,257,593

Multiline Retail 0.1%
Big Lots, Inc.	4,944	126,566
Dillard’s, Inc., Class A (a)	1,361	99,054
JC Penney Co., Inc. *(a)	41,775	33,232

		258,852

Multi-Utilities 0.6%
Avista Corp.	8,275	380,898
Black Hills Corp.	7,604	601,857
NorthWestern Corp.	6,395	447,138
Unitil Corp.	1,782	104,372

		1,534,265

Oil, Gas & Consumable Fuels 2.4%
Abraxas Petroleum Corp. *	19,968	17,380
Altus Midstream Co. *(a)	6,265	20,111
Arch Coal, Inc., Class A	2,153	191,961
Ardmore Shipping Corp. *	4,185	30,718
Berry Petroleum Corp.	7,965	78,057
Bonanza Creek Energy, Inc. *	2,487	54,217
Brigham Minerals, Inc., Class A *(a)	2,019	43,308
California Resources Corp. *(a)	6,096	93,330
Callon Petroleum Co. *	28,856	141,972
Carrizo Oil & Gas, Inc. *	11,235	107,070
Chaparral Energy, Inc., Class A *	3,864	13,717
Clean Energy Fuels Corp. *	16,852	44,995
CNX Resources Corp. *	24,470	201,143
Comstock Resources, Inc. *(a)	1,879	12,834
CONSOL Energy, Inc. *	3,562	76,547
Contura Energy, Inc. *	2,387	85,526
CVR Energy, Inc.	3,745	198,747
Delek US Holdings, Inc.	9,694	417,618
Denbury Resources, Inc. *(a)	56,404	63,737
DHT Holdings, Inc.	11,316	63,935
Diamond S Shipping, Inc. *	2,754	32,910
Dorian LPG Ltd. *	3,494	31,970

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Earthstone Energy, Inc., Class A *	2,298	$10,065
Energy Fuels, Inc. *(a)	11,468	20,872
Evolution Petroleum Corp.	3,703	22,588
Extraction Oil & Gas, Inc. *(a)	12,596	46,731
Falcon Minerals Corp.	4,678	37,003
GasLog Ltd.	4,996	71,143
Golar LNG Ltd.	11,971	202,789
Goodrich Petroleum Corp. *	1,170	13,467
Green Plains, Inc.	4,802	48,452
Gulfport Energy Corp. *	20,352	76,931
Hallador Energy Co.	2,665	14,284
HighPoint Resources Corp. *	14,204	17,755
International Seaways, Inc. *	3,167	53,871
Isramco, Inc. *	112	13,464
Jagged Peak Energy, Inc. *	8,359	61,355
Laredo Petroleum, Inc. *	22,738	75,490
Magnolia Oil & Gas Corp., Class A *	12,618	141,069
Matador Resources Co. *	14,003	246,873
Midstates Petroleum Co., Inc. *	1,279	5,819
Montage Resources Corp. *	2,673	8,928
NACCO Industries, Inc., Class A	495	26,309
NextDecade Corp. *	1,089	5,358
Nordic American Tankers Ltd.	18,120	36,602
Northern Oil and Gas, Inc. *	35,112	56,881
Oasis Petroleum, Inc. *	40,277	196,149
Overseas Shipholding Group, Inc., Class A *	8,148	15,889
Panhandle Oil and Gas, Inc., Class A	1,926	22,746
Par Pacific Holdings, Inc. *	4,313	99,458
PDC Energy, Inc. *	8,389	241,016
Peabody Energy Corp.	8,953	188,550
Penn Virginia Corp. *	1,707	58,448
Petrocorp, Inc. *^¥	1,500	0
PrimeEnergy Resources Corp. *	62	7,492
QEP Resources, Inc. *	30,144	149,213
Renewable Energy Group, Inc. *	4,546	61,780
REX American Resources Corp. *	677	50,504
Ring Energy, Inc. *	7,560	18,522
Roan Resources, Inc. *	4,468	5,362
Rosehill Resources, Inc. *	1,364	3,846
SandRidge Energy, Inc. *	3,665	24,739
Scorpio Tankers, Inc.	5,433	142,399
SemGroup Corp., Class A	10,166	128,803
Ship Finance International Ltd. (a)	10,403	136,799
SilverBow Resources, Inc. *	1,026	10,660
SM Energy Co.	14,112	140,697
Southwestern Energy Co. *(a)	68,775	151,305
SRC Energy, Inc. *	30,657	125,081
Talos Energy, Inc. *	2,456	50,544
Teekay Corp. (a)	9,268	42,262
Teekay Tankers Ltd., Class A *	24,677	30,353
Tellurian, Inc. *(a)	11,888	73,349
Unit Corp. *	6,850	44,525
Uranium Energy Corp. *(a)	20,823	20,623
W&T Offshore, Inc. *	11,415	51,253
Whiting Petroleum Corp. *	11,482	203,002
World Fuel Services Corp.	8,409	328,287

		6,159,558

Paper & Forest Products 0.4%
Boise Cascade Co.	4,954	133,758
Clearwater Paper Corp. *	1,926	37,807
Louisiana-Pacific Corp.	15,702	410,450
Neenah, Inc.	2,116	139,042
PH Glatfelter Co.	5,642	92,078

Common Stocks (continued)
	Shares	Value

Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	3,930	$135,310
Verso Corp., Class A *	4,520	73,134

		1,021,579

Personal Products 0.3%
Edgewell Personal Care Co. *	6,831	207,867
elf Beauty, Inc. *	3,292	54,614
Inter Parfums, Inc.	2,218	153,663
Lifevantage Corp. *	1,714	19,882
Medifast, Inc.	1,440	160,776
Nature’s Sunshine Products, Inc. *	1,431	12,922
Revlon, Inc., Class A *(a)	882	17,570
USANA Health Sciences, Inc. *	1,705	116,025
Youngevity International, Inc. *(a)	985	4,620

		747,939

Pharmaceuticals 1.5%
AcelRx Pharmaceuticals, Inc. *(a)	9,771	25,502
Acer Therapeutics, Inc. *(a)	1,188	3,552
Aclaris Therapeutics, Inc. *	4,055	5,190
Aerie Pharmaceuticals, Inc. *	5,324	115,371
Akorn, Inc. *	11,412	42,453
Amneal Pharmaceuticals, Inc. *	11,796	43,173
Amphastar Pharmaceuticals, Inc. *	4,524	91,159
ANI Pharmaceuticals, Inc. *	1,147	97,025
Arvinas, Inc. *	2,209	58,936
Assertio Therapeutics, Inc. *	8,093	27,759
Axsome Therapeutics, Inc. *(a)	3,062	78,081
BioDelivery Sciences International, Inc. *	10,145	37,638
Cerecor, Inc. *(a)	2,633	10,611
Chiasma, Inc. *	3,240	17,788
Collegium Pharmaceutical, Inc. *	4,047	44,395
Corcept Therapeutics, Inc. *	12,003	135,154
CorMedix, Inc. *(a)	2,936	28,450
Cymabay Therapeutics, Inc. *	8,670	53,581
Dermira, Inc. *	5,861	51,635
Dova Pharmaceuticals, Inc. *(a)	1,072	17,141
Eloxx Pharmaceuticals, Inc. *(a)	3,052	24,904
Endo International plc *	28,874	91,530
Evofem Biosciences, Inc. *	1,713	8,325
Evolus, Inc. *(a)	1,396	24,779
EyePoint Pharmaceuticals, Inc. *	7,587	10,546
Innoviva, Inc. *	8,068	95,848
Intersect ENT, Inc. *	3,882	76,747
Intra-Cellular Therapies, Inc. *	5,783	48,288
Kala Pharmaceuticals, Inc. *(a)	2,866	16,852
Kaleido Biosciences, Inc. *	614	4,709
Lannett Co., Inc. *(a)	3,697	26,138
Liquidia Technologies, Inc. *	1,673	12,230
Mallinckrodt plc *(a)	10,692	72,812
Marinus Pharmaceuticals, Inc. *(a)	6,396	7,036
Menlo Therapeutics, Inc. *	1,826	6,920
MyoKardia, Inc. *	5,598	304,699
NGM Biopharmaceuticals, Inc. *(a)	830	11,678
Ocular Therapeutix, Inc. *(a)	5,012	23,306
Odonate Therapeutics, Inc. *	1,049	42,747
Omeros Corp. *(a)	6,023	93,417
Optinose, Inc. *	3,119	16,749
Osmotica Pharmaceuticals plc *	1,435	4,678
Pacira BioSciences, Inc. *	5,110	224,278
Paratek Pharmaceuticals, Inc. *(a)	4,557	14,719
Phibro Animal Health Corp., Class A	2,647	82,401
Prestige Consumer Healthcare, Inc. *	6,548	226,561

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A *	2,534	$229,707
resTORbio, Inc. *	1,919	20,879
Revance Therapeutics, Inc. *	5,539	69,681
SIGA Technologies, Inc. *	7,300	40,880
Strongbridge Biopharma plc *(a)	4,463	11,604
Supernus Pharmaceuticals, Inc. *	6,218	207,495
TherapeuticsMD, Inc. *(a)	24,811	53,344
Theravance Biopharma, Inc. *	5,590	116,551
Tricida, Inc. *(a)	2,750	86,790
Verrica Pharmaceuticals, Inc. *	1,636	20,025
WaVe Life Sciences Ltd. *	2,837	60,740
Xeris Pharmaceuticals, Inc. *	3,348	39,172
Zogenix, Inc. *	5,378	259,058
Zynerba Pharmaceuticals, Inc. *	2,615	27,693

		3,801,110

Professional Services 1.7%
Acacia Research Corp. *	7,127	19,884
ASGN, Inc. *	6,444	406,294
Barrett Business Services, Inc.	933	81,638
BG Staffing, Inc.	1,247	20,725
CBIZ, Inc. *	6,542	152,887
CRA International, Inc.	960	41,683
Exponent, Inc.	6,493	446,718
Forrester Research, Inc.	1,365	64,605
Franklin Covey Co. *	1,183	43,180
FTI Consulting, Inc. *	4,748	495,929
GP Strategies Corp. *	1,471	23,359
Heidrick & Struggles International, Inc.	2,300	68,310
Huron Consulting Group, Inc. *	2,824	172,179
ICF International, Inc.	2,298	195,767
InnerWorkings, Inc. *	5,336	19,530
Insperity, Inc.	4,882	519,201
Kelly Services, Inc., Class A	4,167	115,968
Kforce, Inc.	2,852	97,225
Korn Ferry	7,120	279,674
Mistras Group, Inc. *	2,496	37,839
Navigant Consulting, Inc.	4,929	120,070
Resources Connection, Inc.	3,938	69,309
TriNet Group, Inc. *	5,631	414,104
TrueBlue, Inc. *	4,921	97,288
Upwork, Inc. *	6,903	113,485
WageWorks, Inc. *	5,044	258,101
Willdan Group, Inc. *	1,187	41,521

		4,416,473

Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA *	787	16,527
American Realty Investors, Inc. *	418	6,571
Consolidated-Tomoka Land Co.	623	39,075
Cushman & Wakefield plc *	12,905	256,035
eXp World Holdings, Inc. *(a)	2,005	21,193
Forestar Group, Inc. *(a)	1,510	31,197
FRP Holdings, Inc. *	842	41,746
Griffin Industrial Realty, Inc.	160	6,218
Kennedy-Wilson Holdings, Inc.	15,644	336,659
Marcus & Millichap, Inc. *	2,902	96,346
Maui Land & Pineapple Co., Inc. *	1,093	12,384
Newmark Group, Inc., Class A	18,389	181,316
Rafael Holdings, Inc., Class B *	1,312	27,158
RE/MAX Holdings, Inc., Class A	2,346	68,222
Realogy Holdings Corp. (a)	14,374	74,888
Redfin Corp. *(a)	11,142	201,002
RMR Group, Inc. (The), Class A	1,876	92,374
St Joe Co. (The) *(a)	4,168	80,192
Stratus Properties, Inc. *	866	24,438
Tejon Ranch Co. *	2,737	50,717

Common Stocks (continued)
	Shares	Value

Real Estate Management & Development (continued)
Transcontinental Realty Investors, Inc. *	88	$2,229

		1,666,487

Road & Rail 0.5%
ArcBest Corp.	3,136	93,861
Avis Budget Group, Inc. *	7,473	271,942
Covenant Transportation Group, Inc., Class A *	1,654	27,870
Daseke, Inc. *	5,855	21,664
Heartland Express, Inc.	5,691	112,909
Hertz Global Holdings, Inc. *	12,798	198,625
Marten Transport Ltd.	4,814	96,617
PAM Transportation Services, Inc. *	240	14,018
Roadrunner Transportation Systems, Inc. *	546	5,291
Saia, Inc. *	3,276	249,959
Universal Logistics Holdings, Inc.	999	19,670
US Xpress Enterprises, Inc., Class A *	2,536	12,908
Werner Enterprises, Inc.	5,732	190,016
YRC Worldwide, Inc. *	4,647	15,149

		1,330,499

Semiconductors & Semiconductor Equipment 2.5%
Adesto Technologies Corp. *	3,593	30,612
Advanced Energy Industries, Inc. *	4,807	280,729
Alpha & Omega Semiconductor Ltd. *	2,868	29,110
Ambarella, Inc. *	3,973	198,451
Amkor Technology, Inc. *	12,522	115,578
Aquantia Corp. *	3,532	46,375
Axcelis Technologies, Inc. *	3,953	63,446
AXT, Inc. *	5,277	22,533
Brooks Automation, Inc.	8,938	346,794
Cabot Microelectronics Corp.	3,645	443,414
CEVA, Inc. *	2,627	72,978
Cirrus Logic, Inc. *	7,454	365,619
Cohu, Inc.	5,170	78,377
Diodes, Inc. *	5,158	219,731
DSP Group, Inc. *	2,566	41,364
Enphase Energy, Inc. *	11,565	325,555
FormFactor, Inc. *	9,430	158,235
GSI Technology, Inc. *	1,836	15,092
Ichor Holdings Ltd. *	2,693	67,891
Impinj, Inc. *(a)	1,796	65,015
Inphi Corp. *	5,654	340,427
Lattice Semiconductor Corp. *	15,699	303,619
MACOM Technology Solutions Holdings, Inc. *	5,616	110,186
MaxLinear, Inc. *	8,196	180,148
Nanometrics, Inc. *	2,940	92,257
NeoPhotonics Corp. *	5,474	25,126
NVE Corp.	581	39,055
PDF Solutions, Inc. *	3,564	47,579
Photronics, Inc. *	7,954	76,597
Power Integrations, Inc.	3,585	326,486
Rambus, Inc. *	13,860	172,696
Rudolph Technologies, Inc. *	3,848	103,588
Semtech Corp. *	8,295	438,557
Silicon Laboratories, Inc. *	5,411	607,168
SMART Global Holdings, Inc. *	1,700	51,748
SunPower Corp. *	8,024	93,801
Synaptics, Inc. *	4,436	142,750
Ultra Clean Holdings, Inc. *	5,111	74,570
Veeco Instruments, Inc. *	6,233	74,235
Xperi Corp.	6,201	132,391

		6,419,883

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Software 4.7%
8x8, Inc. *	11,786	$284,868
A10 Networks, Inc. *	6,971	52,840
ACI Worldwide, Inc. *	13,758	461,718
Agilysys, Inc. *	2,212	54,260
Alarm.com Holdings, Inc. *	4,630	231,083
Altair Engineering, Inc., Class A *	4,843	201,517
American Software, Inc., Class A	3,532	47,046
Appfolio, Inc., Class A *	1,932	186,535
Appian Corp. *(a)	3,927	154,292
Avaya Holdings Corp. *	13,968	168,175
Benefitfocus, Inc. *	3,737	93,388
Blackbaud, Inc.	6,163	560,833
Blackline, Inc. *	5,391	240,439
Bottomline Technologies DE, Inc. *	5,404	227,454
Box, Inc., Class A *	18,067	298,828
Carbon Black, Inc. *	7,032	130,866
ChannelAdvisor Corp. *	3,085	28,166
Cision Ltd. *	11,498	119,464
Cloudera, Inc. *(a)	29,763	177,983
CommVault Systems, Inc. *	4,330	196,755
Cornerstone OnDemand, Inc. *	7,046	417,123
Digimarc Corp. *(a)	1,495	67,544
Digital Turbine, Inc. *	9,676	52,541
Domo, Inc., Class B *(a)	2,237	62,054
Ebix, Inc. (a)	2,954	135,973
eGain Corp. *	2,526	19,551
Envestnet, Inc. *	6,017	429,674
Everbridge, Inc. *	4,106	420,044
Five9, Inc. *	7,416	366,128
ForeScout Technologies, Inc. *	5,115	191,096
GTY Technology Holdings, Inc. *	3,676	25,585
Ideanomics, Inc. *(a)	6,324	12,016
Instructure, Inc. *	4,240	168,286
Intelligent Systems Corp. *(a)	847	41,579
j2 Global, Inc.	5,872	523,136
LivePerson, Inc. *(a)	7,659	254,202
Majesco *	1,277	12,029
MicroStrategy, Inc., Class A *	1,057	144,524
Mitek Systems, Inc. *	4,120	41,365
MobileIron, Inc. *	11,992	82,745
Model N, Inc. *	4,047	88,467
Monotype Imaging Holdings, Inc.	4,980	99,451
OneSpan, Inc. *	4,214	61,609
Progress Software Corp.	5,642	244,242
PROS Holdings, Inc. *	4,145	299,932
Q2 Holdings, Inc. *	5,046	403,024
QAD, Inc., Class A	1,402	60,482
Qualys, Inc. *	4,286	370,996
Rapid7, Inc. *	6,060	367,539
Rimini Street, Inc. *	2,428	11,970
SailPoint Technologies Holding, Inc. *	10,812	228,566
SecureWorks Corp., Class A *(a)	1,143	13,647
SharpSpring, Inc. *(a)	1,058	10,072
ShotSpotter, Inc. *(a)	1,020	38,342
SPS Commerce, Inc. *	2,262	252,959
SVMK, Inc. *	10,562	179,237
Synchronoss Technologies, Inc. *(a)	4,791	38,759
Telaria, Inc. *	5,606	45,409
Telenav, Inc. *	3,855	36,353
Tenable Holdings, Inc. *	4,666	116,930
TiVo Corp.	15,520	117,642
Upland Software, Inc. *	2,823	124,184
Varonis Systems, Inc. *	3,739	268,872
Verint Systems, Inc. *	8,239	476,791

Common Stocks (continued)
	Shares	Value

Software (continued)
VirnetX Holding Corp. *(a)	7,933	$57,990
Workiva, Inc. *	4,413	253,703
Yext, Inc. *	11,718	243,852
Zix Corp. *	6,986	63,642
Zuora, Inc., Class A *	10,744	161,267

		12,119,634

Specialty Retail 2.4%
Aaron’s, Inc.	8,534	538,069
Abercrombie & Fitch Co., Class A	8,448	159,921
American Eagle Outfitters, Inc.	20,380	360,522
America’s Car-Mart, Inc. *	783	70,595
Asbury Automotive Group, Inc. *	2,454	225,964
Ascena Retail Group, Inc. *(a)	17,106	7,599
At Home Group, Inc. *	6,242	37,390
Barnes & Noble Education, Inc. *	4,950	17,325
Barnes & Noble, Inc.	7,295	47,563
Bed Bath & Beyond, Inc. (a)	15,804	153,457
Boot Barn Holdings, Inc. *	3,594	112,456
Buckle, Inc. (The) (a)	3,538	71,998
Caleres, Inc.	5,158	96,867
Camping World Holdings, Inc., Class A (a)	3,985	46,744
Cato Corp. (The), Class A	2,809	40,365
Chico’s FAS, Inc.	15,243	48,625
Children’s Place, Inc. (The) (a)	1,935	188,991
Citi Trends, Inc.	1,522	23,363
Conn’s, Inc. *(a)	2,402	49,962
Container Store Group, Inc. (The) *	1,909	11,664
Designer Brands, Inc., Class A	8,171	150,183
Express, Inc. *	7,889	19,486
GameStop Corp., Class A (a)	13,220	53,144
Genesco, Inc. *	2,239	88,172
GNC Holdings, Inc., Class A *(a)	11,765	24,471
Group 1 Automotive, Inc.	2,213	185,803
Guess?, Inc. (a)	7,072	119,163
Haverty Furniture Cos., Inc.	2,179	39,462
Hibbett Sports, Inc. *	2,239	41,198
Hudson Ltd., Class A *	4,859	62,098
J. Jill, Inc. (a)	2,280	4,879
Lithia Motors, Inc., Class A	2,786	367,418
Lumber Liquidators Holdings, Inc. *(a)	3,384	29,678
MarineMax, Inc. *	2,687	41,487
Michaels Cos., Inc. (The) *	10,673	73,324
Monro, Inc.	4,099	345,177
Murphy USA, Inc. *	3,827	338,154
National Vision Holdings, Inc. *	8,671	273,917
Office Depot, Inc.	69,753	142,296
Party City Holdco, Inc. *(a)	6,960	44,405
Rent-A-Center, Inc. *	6,126	165,586
RH *(a)	2,296	320,062
RTW RetailWinds, Inc. *	4,112	8,964
Sally Beauty Holdings, Inc. *	15,252	209,562
Shoe Carnival, Inc.	1,244	31,573
Signet Jewelers Ltd.	6,675	121,085
Sleep Number Corp. *	3,746	184,191
Sonic Automotive, Inc., Class A	3,172	87,452
Sportsman’s Warehouse Holdings, Inc. *	5,196	23,330
Tailored Brands, Inc. (a)	6,505	31,679
Tile Shop Holdings, Inc.	5,473	14,175
Tilly’s, Inc., Class A	3,099	25,381
Winmark Corp.	311	52,562
Zumiez, Inc. *	2,499	61,900

		6,090,857

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp. *(a)	14,315	$129,121
AstroNova, Inc.	827	19,997
Avid Technology, Inc. *	3,378	34,624
Cray, Inc. *	5,145	178,223
Diebold Nixdorf, Inc. *	9,394	130,671
Immersion Corp. *	3,895	31,316
Sonim Technologies, Inc. *	425	4,705
Stratasys Ltd. *	6,482	180,783

		709,440

Textiles, Apparel & Luxury Goods 0.8%
Centric Brands, Inc. *	1,936	5,227
Crocs, Inc. *	8,160	186,456
Culp, Inc.	1,326	23,828
Deckers Outdoor Corp. *	3,686	576,048
Delta Apparel, Inc. *	739	14,071
Fossil Group, Inc. *(a)	6,034	66,615
G-III Apparel Group Ltd. *	5,708	163,591
Kontoor Brands, Inc. *	5,579	163,632
Movado Group, Inc.	1,928	50,764
Oxford Industries, Inc.	2,116	154,870
Rocky Brands, Inc.	807	25,437
Steven Madden Ltd.	10,731	370,327
Superior Group of Cos., Inc.	1,226	20,867
Unifi, Inc. *	1,863	34,857
Vera Bradley, Inc. *	2,432	28,576
Vince Holding Corp. *	377	5,293
Wolverine World Wide, Inc.	11,043	299,817

		2,190,276

Thrifts & Mortgage Finance 2.1%
Axos Financial, Inc. *	7,303	214,051
Bridgewater Bancshares, Inc. *	3,324	39,622
Capitol Federal Financial, Inc.	16,658	227,548
Columbia Financial, Inc. *	6,623	101,266
Dime Community Bancshares, Inc.	3,847	77,632
Entegra Financial Corp. *	668	19,913
ESSA Bancorp, Inc.	1,299	19,940
Essent Group Ltd. *	12,132	560,013
Federal Agricultural Mortgage Corp., Class C	1,109	85,692
First Defiance Financial Corp.	2,438	70,019
Flagstar Bancorp, Inc.	3,649	125,818
FS Bancorp, Inc.	535	26,375
Greene County Bancorp, Inc.	538	14,930
Hingham Institution for Savings	169	32,582
Home Bancorp, Inc.	1,041	38,892
HomeStreet, Inc. *	2,986	86,654
Kearny Financial Corp.	10,789	144,033
Luther Burbank Corp.	2,589	28,893
Merchants Bancorp	1,163	20,806
Meridian Bancorp, Inc.	6,114	112,131
Meta Financial Group, Inc.	4,635	143,082
MMA Capital Holdings, Inc. *	584	18,735
Mr. Cooper Group, Inc. *	9,823	74,753
NMI Holdings, Inc., Class A *	8,216	204,414
Northfield Bancorp, Inc.	5,331	83,430
Northwest Bancshares, Inc.	12,855	220,463
OceanFirst Financial Corp.	6,357	155,111
Ocwen Financial Corp. *	16,851	32,017
OP Bancorp	1,643	16,200
Oritani Financial Corp.	5,107	92,437
PCSB Financial Corp.	2,011	39,094
PDL Community Bancorp *	1,199	17,242
PennyMac Financial Services, Inc.	3,012	72,318
Provident Bancorp, Inc. *	656	18,138
Provident Financial Holdings, Inc.	656	13,625
Provident Financial Services, Inc.	7,784	188,217
Prudential Bancorp, Inc.	1,148	20,974
Radian Group, Inc.	26,421	602,399

Common Stocks (continued)
	Shares	Value

Thrifts & Mortgage Finance (continued)
Riverview Bancorp, Inc.	3,073	$26,121
Southern Missouri Bancorp, Inc.	959	33,421
Sterling Bancorp, Inc.	2,193	21,535
Territorial Bancorp, Inc.	1,115	32,056
Timberland Bancorp, Inc.	928	25,650
TrustCo Bank Corp.	11,479	92,980
United Community Financial Corp.	5,844	59,492
United Financial Bancorp, Inc.	6,216	89,137
Walker & Dunlop, Inc.	3,514	205,007
Washington Federal, Inc.	10,111	369,860
Waterstone Financial, Inc.	3,043	51,427
Western New England Bancorp, Inc.	2,933	27,394
WSFS Financial Corp.	6,629	280,871

		5,374,410

Tobacco 0.2%
22nd Century Group, Inc. *(a)	13,989	22,243
Pyxus International, Inc. *(a)	1,216	17,352
Turning Point Brands, Inc. (a)	1,071	39,766
Universal Corp.	3,117	185,462
Vector Group Ltd. (a)	13,329	153,950

		418,773

Trading Companies & Distributors 1.3%
Aircastle Ltd.	6,755	140,436
Applied Industrial Technologies, Inc.	4,830	293,857
Beacon Roofing Supply, Inc. *	8,559	310,093
BlueLinx Holdings, Inc. *	1,009	21,401
BMC Stock Holdings, Inc. *	8,305	175,651
CAI International, Inc. *	2,109	48,085
DXP Enterprises, Inc. *	2,114	71,770
EVI Industries, Inc. (a)	556	19,527
Foundation Building Materials, Inc. *	1,832	31,529
GATX Corp.	4,559	350,405
General Finance Corp. *	1,359	10,981
GMS, Inc. *	4,004	90,130
H&E Equipment Services, Inc.	4,091	125,225
Herc Holdings, Inc. *	3,064	138,309
Kaman Corp.	3,486	221,012
Lawson Products, Inc. *	539	22,568
MRC Global, Inc. *	10,062	157,370
NOW, Inc. *	13,661	167,347
Rush Enterprises, Inc., Class A	3,452	130,003
Rush Enterprises, Inc., Class B	623	24,546
SiteOne Landscape Supply, Inc. *(a)	5,152	380,578
Systemax, Inc.	1,581	34,308
Textainer Group Holdings Ltd. *	3,794	36,916
Titan Machinery, Inc. *	2,323	48,179
Transcat, Inc. *	776	18,484
Triton International Ltd.	7,181	237,547
Veritiv Corp. *	1,629	28,377
Willis Lease Finance Corp. *	380	23,655

		3,358,289

Water Utilities 0.5%
American States Water Co.	4,613	357,369
AquaVenture Holdings Ltd. *	1,490	25,673
Artesian Resources Corp., Class A	916	32,957
Cadiz, Inc. *(a)	1,744	18,870
California Water Service Group	6,062	323,650
Connecticut Water Service, Inc.	1,533	107,157
Consolidated Water Co. Ltd.	1,797	25,212
Global Water Resources, Inc.	1,383	17,509
Middlesex Water Co.	2,040	127,765
Pure Cycle Corp. *	2,316	25,175
SJW Group	3,319	215,370

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Water Utilities (continued)
York Water Co. (The)	1,635	$ 58,811

		1,335,518

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. *	5,480	82,309
Gogo, Inc. *(a)	6,356	26,632
Shenandoah Telecommunications Co.	6,049	238,089
Spok Holdings, Inc.	2,204	28,630

		375,660

Total Common Stocks (cost $252,395,400)		251,573,943

Rights 0.0%†
	Number of Rights	Value

Biotechnology 0.0%†
Oncternal Therapeutics, Inc., CVR *¥	95	195

Food Products 0.0%†
Schulman, Inc., CVR *¥	5,162	2,235

Pharmaceuticals 0.0%†
Corium International, Inc., CVR *¥	5,244	0

Total Rights (cost $–)		2,430

Short-Term Investment 1.5%
	Shares	Value

Money Market Fund 1.5%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	3,793,814	3,793,814

Total Short-Term Investment (cost $3,793,814)		3,793,814

Repurchase Agreement 4.6%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $11,950,029, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $12,192,381. (c)	$11,949,189	11,949,189

Total Repurchase Agreement (cost $11,949,189)		11,949,189

Total Investments (cost $268,138,403) — 103.6%		267,319,376

Liabilities in excess of other assets — (3.6)%		(9,184,439)

NET ASSETS — 100.0%		$ 258,134,937

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $15,331,599, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $3,793,814 and $11,949,189, respectively, and by $178,992 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $15,921,995.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $15,743,003.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	90	9/2019	USD	7,095,150	56,399

					56,399

At July 31, 2019, the Fund had $220,600 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,339,955	$–	$–	$3,339,955
Air Freight & Logistics	820,446	–	–	820,446
Airlines	1,179,228	–	–	1,179,228
Auto Components	2,824,086	–	–	2,824,086
Automobiles	160,555	–	–	160,555
Banks	24,764,223	–	–	24,764,223
Beverages	875,602	–	–	875,602
Biotechnology	18,515,311	–	–	18,515,311
Building Products	3,516,843	–	–	3,516,843
Capital Markets	3,699,411	–	–	3,699,411
Chemicals	4,919,681	–	–	4,919,681
Commercial Services & Supplies	6,832,741	–	–	6,832,741
Communications Equipment	3,214,314	–	–	3,214,314
Construction & Engineering	2,675,699	–	–	2,675,699
Construction Materials	391,380	–	–	391,380
Consumer Finance	1,798,236	–	–	1,798,236
Containers & Packaging	256,068	–	–	256,068
Distributors	294,707	–	–	294,707

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Consumer Services	$2,744,479	$–	$–	$2,744,479
Diversified Financial Services	536,650	–	–	536,650
Diversified Telecommunication Services	1,718,748	–	–	1,718,748
Electric Utilities	2,657,129	–	–	2,657,129
Electrical Equipment	2,230,402	–	–	2,230,402
Electronic Equipment, Instruments & Components	6,102,091	–	–	6,102,091
Energy Equipment & Services	3,203,291	–	–	3,203,291
Entertainment	706,416	–	–	706,416
Equity Real Estate Investment Trusts (REITs)	17,824,815	–	–	17,824,815
Food & Staples Retailing	1,608,735	–	–	1,608,735
Food Products	3,007,019	–	–	3,007,019
Gas Utilities	3,147,396	–	–	3,147,396
Health Care Equipment & Supplies	10,058,049	–	–	10,058,049
Health Care Providers & Services	5,345,384	–	–	5,345,384
Health Care Technology	2,501,399	–	–	2,501,399
Hotels, Restaurants & Leisure	6,885,112	–	–	6,885,112
Household Durables	4,220,550	–	–	4,220,550
Household Products	527,648	–	–	527,648
Independent Power and Renewable Electricity Producers	1,000,651	–	–	1,000,651
Industrial Conglomerates	164,928	–	–	164,928
Insurance	5,930,921	–	–	5,930,921
Interactive Media & Services	1,302,514	–	–	1,302,514
Internet & Direct Marketing Retail	1,162,994	–	–	1,162,994
IT Services	5,702,963	–	–	5,702,963
Leisure Products	930,432	–	–	930,432
Life Sciences Tools & Services	1,830,365	–	–	1,830,365
Machinery	9,838,753	–	–	9,838,753
Marine	359,548	–	–	359,548
Media	2,538,822	–	–	2,538,822
Metals & Mining	3,120,158	–	–	3,120,158
Mortgage Real Estate Investment Trusts (REITs)	3,257,593	–	–	3,257,593
Multiline Retail	258,852	–	–	258,852
Multi-Utilities	1,534,265	–	–	1,534,265
Oil, Gas & Consumable Fuels	6,159,558	–	–	6,159,558
Paper & Forest Products	1,021,579	–	–	1,021,579
Personal Products	747,939	–	–	747,939
Pharmaceuticals	3,801,110	–	–	3,801,110
Professional Services	4,416,473	–	–	4,416,473
Real Estate Management & Development	1,666,487	–	–	1,666,487
Road & Rail	1,330,499	–	–	1,330,499
Semiconductors & Semiconductor Equipment	6,419,883	–	–	6,419,883
Software	12,119,634	–	–	12,119,634
Specialty Retail	6,090,857	–	–	6,090,857
Technology Hardware, Storage & Peripherals	709,440	–	–	709,440
Textiles, Apparel & Luxury Goods	2,190,276	–	–	2,190,276
Thrifts & Mortgage Finance	5,374,410	–	–	5,374,410
Tobacco	418,773	–	–	418,773
Trading Companies & Distributors	3,358,289	–	–	3,358,289
Water Utilities	1,335,518	–	–	1,335,518
Wireless Telecommunication Services	375,660	–	–	375,660
Total Common Stocks	$251,573,943	$–	$–	$251,573,943
Futures Contracts	$56,399	$–	$–	$56,399
Repurchase Agreement	–	11,949,189	–	11,949,189
Rights	–	2,430	–	2,430
Short-Term Investment	3,793,814	–	–	3,793,814
Total	$255,424,156	$11,951,619	$–	$267,375,775

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2019, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2019:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2019

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$ 56,399
Total		$ 56,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 97.4%
	Shares	Value

Biotechnology 1.9%
Cyclerion Therapeutics, Inc. *	31,551	$293,109
Incyte Corp. *	14,737	1,251,466
Ironwood Pharmaceuticals, Inc. *	466,085	4,954,483

		6,499,058

Chemicals 4.0%
Balchem Corp.	130,579	13,402,629

Communications Equipment 1.2%
NetScout Systems, Inc. *	159,614	4,156,349

Electronic Equipment, Instruments & Components 3.6%
Cognex Corp.	274,160	12,065,782

Energy Equipment & Services 1.4%
DMC Global, Inc.	90,797	4,743,235

Health Care Equipment & Supplies 23.6%
ABIOMED, Inc. *	44,766	12,470,017
Cantel Medical Corp.	131,543	12,138,788
Cardiovascular Systems, Inc. *	161,973	7,423,223
Endologix, Inc. *(a)	21,154	145,963
Glaukos Corp. *	90,334	7,378,481
Inogen, Inc. *	115,693	7,115,119
iRhythm Technologies, Inc. *	76,777	6,383,240
Meridian Bioscience, Inc.	61,579	735,869
Neogen Corp. *	200,082	14,285,855
Quidel Corp. *	191,341	11,294,859

		79,371,414

Health Care Technology 11.8%
Medidata Solutions, Inc. *	126,410	11,550,081
NextGen Healthcare, Inc. *	288,844	4,725,488
Veeva Systems, Inc., Class A *	91,069	15,108,347
Vocera Communications, Inc. *	320,646	8,230,983

		39,614,899

IT Services 0.4%
NIC, Inc.	67,916	1,231,996

Life Sciences Tools & Services 3.0%
Bio-Techne Corp.	47,569	9,996,625

Machinery 6.8%
Helios Technologies, Inc.	255,987	12,021,149
Proto Labs, Inc. *	104,618	10,890,734

		22,911,883

Software 39.7%
ACI Worldwide, Inc. *	29,789	999,719
Alarm.com Holdings, Inc. *	153,609	7,666,625
Alteryx, Inc., Class A *	130,681	15,360,245
American Software, Inc., Class A	161,125	2,146,185
ANSYS, Inc. *	57,797	11,739,727
Appfolio, Inc., Class A *	34,656	3,346,037
Blackbaud, Inc.	119,257	10,852,387
Guidewire Software, Inc. *	109,482	11,175,922
Manhattan Associates, Inc. *	178,241	15,148,702
Paycom Software, Inc. *	64,524	15,534,153
PROS Holdings, Inc. *	220,624	15,964,353
Q2 Holdings, Inc. *	128,141	10,234,622
Tyler Technologies, Inc. *	55,917	13,048,232

		133,216,909

Total Common Stocks (cost $216,658,579)		327,210,779

Short-Term Investment 0.0%†
	Shares	Value

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	$7,687	$7,687

Total Short-Term Investment (cost $7,687)		7,687

Repurchase Agreement 0.0%†
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $24,214, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $24,705. (c)	$24,213	24,213

Total Repurchase Agreement (cost $24,213)		24,213

Total Investments (cost $216,690,479) — 97.4%		327,242,679
Other assets in excess of liabilities — 2.6%		8,831,668

NET ASSETS — 100.0%		$336,074,347

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $30,360, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $7,687 and $24,213, respectively, a total value of $31,900.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $31,900.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$327,210,779	$–	$–	$327,210,779
Repurchase Agreement	–	24,213	–	24,213
Short-Term Investment	7,687	–	–	7,687
Total	$327,218,466	$24,213	$–	$327,242,679

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.8%
	Shares	Value

Aerospace & Defense 0.7%
AAR Corp.	3,709	$155,259
Arotech Corp. *	6,700	14,505
Astronics Corp. *	684	25,199
Astronics Corp., Class B *	176	6,561
CPI Aerostructures, Inc. *	1,172	9,200
Cubic Corp.	1,924	127,369
Ducommun, Inc. *	1,870	78,821
Mercury Systems, Inc. *	224	18,260
Moog, Inc., Class A	2,487	202,591
National Presto Industries, Inc.	465	42,766
Park Aerospace Corp.	1,447	26,321
SIFCO Industries, Inc. *	425	1,182
Triumph Group, Inc.	2,299	55,705
Vectrus, Inc. *	1,492	60,336
Wesco Aircraft Holdings, Inc. *	10,585	111,460

		935,535

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc. *	2,419	56,387
Atlas Air Worldwide Holdings, Inc. *	2,523	115,175
Echo Global Logistics, Inc. *	2,911	61,306
Forward Air Corp.	730	45,990
Hub Group, Inc., Class A *	3,218	145,936
Radiant Logistics, Inc. *	3,110	17,074
XPO Logistics, Inc. *	2,385	160,940

		602,808

Airlines 1.3%
Alaska Air Group, Inc.	5,654	358,238
Copa Holdings SA, Class A	760	76,836
Hawaiian Holdings, Inc.	2,184	56,762
JetBlue Airways Corp. *	29,348	564,362
SkyWest, Inc.	5,610	340,583
Spirit Airlines, Inc. *	5,739	243,506

		1,640,287

Auto Components 2.0%
Adient plc	6,738	160,027
American Axle & Manufacturing Holdings, Inc. *	10,515	126,916
BorgWarner, Inc.	9,919	374,938
Cooper Tire & Rubber Co.	4,888	131,585
Cooper-Standard Holdings, Inc. *	1,546	76,496
Dana, Inc.	7,927	132,460
Gentex Corp.	5,718	156,788
Gentherm, Inc. *	1,618	66,192
Goodyear Tire & Rubber Co. (The)	22,781	312,783
Horizon Global Corp. *	1,344	7,715
LCI Industries	560	51,313
Lear Corp.	3,242	411,021
Modine Manufacturing Co. *	6,171	84,666
Motorcar Parts of America, Inc. *	1,909	34,133
Shiloh Industries, Inc. *	3,700	18,648
Standard Motor Products, Inc.	3,035	139,640
Stoneridge, Inc. *	1,794	58,431
Strattec Security Corp.	442	9,189
Superior Industries International, Inc.	4,675	11,968
Tenneco, Inc., Class A	1,733	15,666
Tower International, Inc.	2,992	92,154

		2,472,729

Automobiles 0.1%
Harley-Davidson, Inc.	1,182	42,292
Winnebago Industries, Inc.	1,710	68,913

		111,205

Banks 16.8%
1st Source Corp.	3,126	146,766

Common Stocks (continued)
	Shares	Value

Banks (continued)
Allegiance Bancshares, Inc. *	986	$33,090
American National Bankshares, Inc.	1,014	37,508
Ameris Bancorp	6,256	248,801
AmeriServ Financial, Inc.	1,800	7,380
Arrow Financial Corp.	1,655	55,045
Associated Banc-Corp.	16,406	355,518
Atlantic Capital Bancshares, Inc. *	1,398	25,709
Atlantic Union Bankshares Corp.	7,165	272,485
Banc of California, Inc.	3,961	61,910
BancFirst Corp.	2,227	129,923
Bancorp, Inc. (The) *	9,306	90,082
BancorpSouth Bank	2,924	87,398
Bank of Commerce Holdings	1,636	17,620
Bank of Marin Bancorp	1,334	58,323
Bank OZK	10,254	313,567
BankFinancial Corp.	2,748	36,851
BankUnited, Inc.	8,305	285,775
Banner Corp.	3,048	180,624
Bar Harbor Bankshares	1,037	26,329
Baycom Corp. *	825	18,893
BCB Bancorp, Inc.	754	9,674
Berkshire Hills Bancorp, Inc.	4,408	144,582
BOK Financial Corp.	1,195	99,998
Boston Private Financial Holdings, Inc.	8,241	95,101
Bridge Bancorp, Inc.	1,513	44,195
Brookline Bancorp, Inc.	9,701	143,866
Bryn Mawr Bank Corp.	2,086	77,349
Byline Bancorp, Inc. *	554	10,587
C&F Financial Corp.	391	21,231
Cadence Bancorp	7,750	132,835
Camden National Corp.	2,176	97,289
Capital City Bank Group, Inc.	2,801	72,322
Carolina Financial Corp.	1,914	67,220
CenterState Bank Corp.	6,260	152,243
Central Pacific Financial Corp.	1,061	31,268
Central Valley Community Bancorp	600	12,438
Century Bancorp, Inc., Class A	429	35,929
Chemical Financial Corp.	5,535	232,691
CIT Group, Inc.	8,970	453,434
Citizens & Northern Corp.	1,281	32,819
City Holding Co.	326	25,249
Civista Bancshares, Inc.	835	18,512
CNB Financial Corp.	1,186	33,469
Columbia Banking System, Inc.	6,120	230,785
Community Bank System, Inc.	746	49,229
Community Bankers Trust Corp.	300	2,388
Community Trust Bancorp, Inc.	2,413	102,046
ConnectOne Bancorp, Inc.	3,801	86,891
Customers Bancorp, Inc. *	3,226	66,520
Eagle Bancorp, Inc.	2,484	100,130
Enterprise Bancorp, Inc.	843	25,754
Enterprise Financial Services Corp.	1,141	47,557
Equity Bancshares, Inc., Class A *	1,241	32,874
Farmers National Banc Corp.	3,278	47,892
FB Financial Corp.	1,044	39,682
Financial Institutions, Inc.	2,557	78,730
First Bancorp	3,269	120,757
First Bancorp, Inc.	1,541	40,390
First Bancorp/PR	19,311	207,786
First Bancshares, Inc. (The)	851	28,262
First Bank	980	11,152
First Busey Corp.	3,485	94,200
First Business Financial Services, Inc.	1,233	29,382
First Commonwealth Financial Corp.	11,095	152,778
First Community Bankshares, Inc.	2,396	79,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
First Financial Bancorp	9,402	$239,657
First Financial Corp.	1,644	71,366
First Financial Northwest, Inc.	1,754	25,924
First Foundation, Inc.	4,412	66,356
First Horizon National Corp.	29,605	485,522
First Internet Bancorp	1,300	27,404
First Interstate BancSystem, Inc., Class A	2,876	115,126
First Merchants Corp.	5,096	200,833
First Mid Bancshares, Inc.	1,457	49,655
First Midwest Bancorp, Inc.	8,847	191,361
First Northwest Bancorp	900	14,463
First of Long Island Corp. (The)	1,976	43,709
Flushing Financial Corp.	4,537	92,373
FNB Corp.	29,456	354,945
Franklin Financial Network, Inc.	954	28,143
Fulton Financial Corp.	12,967	220,439
German American Bancorp, Inc.	2,205	69,568
Great Southern Bancorp, Inc.	1,865	111,825
Great Western Bancorp, Inc.	4,815	162,843
Hancock Whitney Corp.	7,785	323,233
Hanmi Financial Corp.	4,305	92,514
HarborOne Bancorp, Inc. *	808	15,473
Heartland Financial USA, Inc.	2,027	97,478
Heritage Commerce Corp.	4,047	50,061
Heritage Financial Corp.	3,974	113,338
Hilltop Holdings, Inc.	13,855	314,231
Home BancShares, Inc.	2,610	51,339
HomeTrust Bancshares, Inc.	1,832	47,870
Hope Bancorp, Inc.	15,107	222,828
Horizon Bancorp, Inc.	3,616	62,991
IBERIABANK Corp.	5,020	394,421
Independent Bank Corp.	4,148	229,163
Independent Bank Group, Inc.	2,936	166,794
International Bancshares Corp.	6,968	262,206
Investors Bancorp, Inc.	25,557	290,328
Lakeland Bancorp, Inc.	5,674	92,940
LCNB Corp.	700	12,607
LegacyTexas Financial Group, Inc.	3,739	159,805
Live Oak Bancshares, Inc. (a)	1,011	19,684
Macatawa Bank Corp.	3,062	31,477
Malvern Bancorp, Inc. *	490	10,408
MBT Financial Corp.	2,346	25,290
Mercantile Bank Corp.	1,474	49,526
Midland States Bancorp, Inc.	2,018	54,728
MidSouth Bancorp, Inc.	1,470	17,978
MidWestOne Financial Group, Inc.	866	26,907
National Bank Holdings Corp., Class A	3,183	115,479
NBT Bancorp, Inc.	4,495	173,957
Nicolet Bankshares, Inc. *	349	22,933
Northeast Bank	528	11,590
Northrim Bancorp, Inc.	746	29,072
OFG Bancorp	6,309	142,773
Ohio Valley Banc Corp.	475	17,129
Old Line Bancshares, Inc.	1,554	43,885
Old National Bancorp	16,226	285,740
Old Second Bancorp, Inc.	1,364	17,923
Opus Bank	3,952	88,564
Pacific Premier Bancorp, Inc.	3,244	102,608
PacWest Bancorp	11,173	431,613
Park National Corp.	532	50,322
Peapack Gladstone Financial Corp.	2,410	68,516
Penns Woods Bancorp, Inc.	343	15,558

Common Stocks (continued)
	Shares	Value

Banks (continued)
Peoples Bancorp of North Carolina, Inc.	709	$19,228
Peoples Bancorp, Inc.	2,867	92,919
People’s United Financial, Inc.	38,577	633,434
People’s Utah Bancorp	949	28,755
Pinnacle Financial Partners, Inc.	7,233	439,332
Popular, Inc.	9,167	527,653
Preferred Bank	572	30,997
Premier Financial Bancorp, Inc.	1,453	22,696
Prosperity Bancshares, Inc.	6,500	451,035
QCR Holdings, Inc.	1,103	42,201
RBB Bancorp	600	12,060
Renasant Corp.	5,823	208,987
Republic Bancorp, Inc., Class A	1,700	81,209
S&T Bancorp, Inc.	3,602	137,128
Sandy Spring Bancorp, Inc.	2,956	107,717
Seacoast Banking Corp. of Florida *	1,504	40,668
Shore Bancshares, Inc.	1,088	17,843
Sierra Bancorp	1,940	50,576
Simmons First National Corp., Class A	7,996	205,897
SmartFinancial, Inc. *	1,179	25,573
South State Corp.	3,276	262,309
Southern First Bancshares, Inc. *	254	10,358
Southern National Bancorp of Virginia, Inc.	3,075	48,954
Southside Bancshares, Inc.	1,701	58,889
Sterling Bancorp	19,430	424,546
Stock Yards Bancorp, Inc.	835	31,939
Synovus Financial Corp.	3,051	116,457
TCF Financial Corp.	15,613	333,806
Texas Capital Bancshares, Inc. *	2,747	172,869
Tompkins Financial Corp.	711	58,281
Towne Bank	6,760	190,226
TriCo Bancshares	3,016	113,854
TriState Capital Holdings, Inc. *	2,925	61,425
Triumph Bancorp, Inc. *	1,442	45,005
Trustmark Corp.	7,521	267,296
UMB Financial Corp.	316	21,570
Umpqua Holdings Corp.	21,188	369,942
United Bankshares, Inc.	8,993	338,047
United Community Banks, Inc.	5,419	155,525
United Security Bancshares	303	3,248
Univest Financial Corp.	3,991	109,593
Valley National Bancorp	30,471	340,056
Veritex Holdings, Inc.	4,440	113,620
Washington Trust Bancorp, Inc.	1,198	60,176
WesBanco, Inc.	6,443	235,685
West Bancorporation, Inc.	1,035	21,921
Wintrust Financial Corp.	1,765	126,268
Zions Bancorp NA	3,421	154,184

		21,055,068

Beverages 0.0%†
Craft Brew Alliance, Inc. *	3,854	60,546

Biotechnology 0.7%
Achillion Pharmaceuticals, Inc. *	12,733	56,153
Acorda Therapeutics, Inc. *	3,960	27,443
Aduro Biotech, Inc. *	3,303	4,360
Adverum Biotechnologies, Inc. *	3,168	42,483
AMAG Pharmaceuticals, Inc. *(a)	3,751	30,983
Anika Therapeutics, Inc. *	1,437	79,164
Applied Genetic Technologies Corp. *	3,020	11,657
Aravive, Inc. *	823	5,391

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Ardelyx, Inc. *	2,126	$5,124
Arena Pharmaceuticals, Inc. *	1,795	112,511
Catalyst Biosciences, Inc. *	1,000	8,190
Chimerix, Inc. *	6,949	25,016
Concert Pharmaceuticals, Inc. *	1,580	15,895
Emergent BioSolutions, Inc. *	2,343	103,420
Merrimack Pharmaceuticals, Inc. *	1,009	6,195
Myriad Genetics, Inc. *	7,031	204,883
PDL BioPharma, Inc. *	24,722	71,199
Prothena Corp. plc *	1,980	18,533
Zafgen, Inc. *	2,450	2,229

		830,829

Building Products 1.5%
Alpha Pro Tech Ltd. *	4,000	14,120
American Woodmark Corp. *	830	70,425
Apogee Enterprises, Inc.	2,468	100,102
Armstrong Flooring, Inc. *	2,969	24,821
Builders FirstSource, Inc. *	1,500	25,770
Cornerstone Building Brands, Inc. *	1,800	10,476
CSW Industrials, Inc.	1,201	84,803
Gibraltar Industries, Inc. *	4,784	198,249
Griffon Corp.	5,629	92,034
Insteel Industries, Inc.	1,585	30,923
JELD-WEN Holding, Inc. *	1,181	25,876
Masonite International Corp. *	1,798	95,833
Owens Corning	10,300	597,400
Patrick Industries, Inc. *	449	20,596
Quanex Building Products Corp.	5,827	108,499
Resideo Technologies, Inc. *	8,297	156,481
Universal Forest Products, Inc.	6,042	244,278

		1,900,686

Capital Markets 1.5%
Blucora, Inc. *	8,815	263,921
Cowen, Inc., Class A *	3,305	58,036
GAIN Capital Holdings, Inc. (a)	5,725	24,388
INTL. FCStone, Inc. *	1,928	78,624
Invesco Ltd.	23,011	441,581
Janus Henderson Group plc	18,327	367,823
Legg Mason, Inc.	7,430	279,814
Oppenheimer Holdings, Inc., Class A	1,662	48,431
Piper Jaffray Cos.	200	15,460
Stifel Financial Corp.	3,921	234,515
Virtus Investment Partners, Inc.	423	45,329
Waddell & Reed Financial, Inc., Class A (a)	5,045	88,287

		1,946,209

Chemicals 2.5%
AdvanSix, Inc. *	3,085	79,099
AgroFresh Solutions, Inc. *	3,582	5,337
Albemarle Corp. (a)	266	19,407
American Vanguard Corp.	4,235	60,476
Ashland Global Holdings, Inc.	3,741	297,335
Cabot Corp.	980	43,826
Core Molding Technologies, Inc. *	1,940	12,901
Element Solutions, Inc. *	18,715	187,524
Flotek Industries, Inc. *	5,361	16,458
FutureFuel Corp.	5,488	63,935
Hawkins, Inc.	1,132	49,435
HB Fuller Co.	3,891	186,029
Huntsman Corp.	22,420	460,731
Innophos Holdings, Inc.	1,471	39,967
Innospec, Inc.	2,901	270,895
Intrepid Potash, Inc. *	13,155	49,200
Kraton Corp. *	2,714	83,238

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
LSB Industries, Inc. *	3,802	$18,972
Minerals Technologies, Inc.	2,909	154,904
Olin Corp.	14,266	286,319
PQ Group Holdings, Inc. *	7,200	112,248
Rayonier Advanced Materials, Inc.	3,889	18,084
Stepan Co.	1,275	126,416
Trecora Resources *	2,122	20,138
Tredegar Corp.	2,024	33,740
Trinseo SA	301	11,682
Tronox Holdings plc, Class A	4,777	52,834
Venator Materials plc *	423	1,620
Westlake Chemical Corp.	5,425	366,567

		3,129,317

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	6,787	285,665
ACCO Brands Corp.	12,214	119,453
Acme United Corp.	200	4,160
ADT, Inc. (a)	10,184	64,669
Advanced Disposal Services, Inc. *	11,162	361,314
AMREP Corp. *	216	1,318
ARC Document Solutions, Inc. *	6,278	11,866
Brady Corp., Class A	3,407	176,244
CECO Environmental Corp. *	7,173	66,207
Civeo Corp. *	25,762	42,507
Clean Harbors, Inc. *	1,556	121,072
Deluxe Corp.	831	37,079
Ennis, Inc.	2,261	45,966
Heritage-Crystal Clean, Inc. *	2,227	62,467
HNI Corp.	578	19,791
Knoll, Inc.	3,539	85,821
LSC Communications, Inc.	5,068	5,068
Matthews International Corp., Class A	2,129	72,705
McGrath RentCorp	2,726	185,668
Mobile Mini, Inc.	3,967	134,719
NL Industries, Inc. *	2,541	12,934
PICO Holdings, Inc. *	3,792	38,261
Quad/Graphics, Inc. (a)	3,004	33,975
SP Plus Corp. *	2,112	72,927
Steelcase, Inc., Class A	5,964	100,851
Team, Inc. *(a)	3,747	62,050
UniFirst Corp.	249	49,021
Viad Corp.	2,673	184,811
Virco Manufacturing Corp.	1,500	6,765
VSE Corp.	1,700	50,932

		2,516,286

Communications Equipment 1.3%
ADTRAN, Inc.	7,954	88,369
Aviat Networks, Inc. *	639	8,192
BK Technologies Corp.	2,881	11,236
CalAmp Corp. *	800	8,928
Calix, Inc. *	1,597	10,029
Clearfield, Inc. *	800	10,600
CommScope Holding Co., Inc. *	3,021	43,140
Communications Systems, Inc.	2,369	8,718
Comtech Telecommunications Corp.	3,756	111,779
Digi International, Inc. *	5,164	67,803
EchoStar Corp., Class A *	5,574	253,728
EMCORE Corp. *	3,875	11,548
Finisar Corp. *(a)	14,914	350,926
Harmonic, Inc. *	15,412	115,128
Infinera Corp. *	6,135	23,681
InterDigital, Inc.	2,424	156,178
KVH Industries, Inc. *	2,877	29,058

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Communications Equipment (continued)
NETGEAR, Inc. *	2,672	$90,447
NetScout Systems, Inc. *	7,945	206,888
Network-1 Technologies, Inc.	3,171	7,769
Optical Cable Corp. *	300	1,128
PC-Tel, Inc. *	1,200	5,544
Ribbon Communications, Inc. *	8,118	39,941
TESSCO Technologies, Inc.	1,310	19,283

		1,680,041

Construction & Engineering 2.3%
AECOM *	15,897	571,497
Aegion Corp. *	3,334	62,846
Ameresco, Inc., Class A *	3,500	49,875
Arcosa, Inc.	5,052	189,450
Argan, Inc.	1,846	75,963
Dycom Industries, Inc. *	600	33,096
EMCOR Group, Inc.	1,242	104,812
Fluor Corp.	3,630	118,011
Goldfield Corp. (The) *	6,069	14,262
Granite Construction, Inc.	3,036	107,778
Great Lakes Dredge & Dock Corp. *	10,991	117,933
IES Holdings, Inc. *	1,273	23,054
MasTec, Inc. *	6,638	340,662
MYR Group, Inc. *	2,463	88,964
Northwest Pipe Co. *	2,416	56,438
NV5 Global, Inc. *	663	52,689
Orion Group Holdings, Inc. *	7,050	28,693
Primoris Services Corp.	4,144	86,858
Quanta Services, Inc.	13,859	518,604
Sterling Construction Co., Inc. *	3,835	48,014
Tutor Perini Corp. *	6,542	85,439
Valmont Industries, Inc.	555	76,368
WillScot Corp. *	2,064	32,859

		2,884,165

Construction Materials 0.2%
Summit Materials, Inc., Class A *	7,328	135,128
United States Lime & Minerals, Inc.	750	60,660
US Concrete, Inc. *(a)	797	37,531

		233,319

Consumer Finance 1.8%
Asta Funding, Inc. *	267	1,957
Atlanticus Holdings Corp. *	1,995	9,417
Consumer Portfolio Services, Inc. *	1,523	5,559
Encore Capital Group, Inc. *	1,631	58,683
Enova International, Inc. *	2,372	63,926
EZCORP, Inc., Class A *	7,524	74,112
Navient Corp.	26,111	369,471
Nelnet, Inc., Class A	4,065	254,306
OneMain Holdings, Inc.	12,592	521,938
PRA Group, Inc. *	3,602	112,130
Regional Management Corp. *	2,348	56,657
Santander Consumer USA Holdings, Inc.	23,741	638,870
World Acceptance Corp. *	248	31,429

		2,198,455

Containers & Packaging 0.5%
Graphic Packaging Holding Co.	25,838	383,953
Greif, Inc., Class A	2,634	92,085
Sonoco Products Co.	2,285	137,168
UFP Technologies, Inc. *	423	18,426

		631,632

Distributors 0.1%
Core-Mark Holding Co., Inc.	1,917	71,753

Common Stocks (continued)
	Shares	Value

Distributors (continued)
Weyco Group, Inc.	2,056	$56,581

		128,334

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc. *	5,212	246,892
American Public Education, Inc. *	2,534	83,673
Career Education Corp. *	870	16,495
Carriage Services, Inc.	2,154	41,185
Graham Holdings Co., Class B	407	302,291
Houghton Mifflin Harcourt Co. *	5,040	29,484
K12, Inc. *	5,104	152,354
Liberty Tax, Inc. *	1,516	18,040
Regis Corp. *	6,327	115,784
Zovio, Inc. *	1,950	7,430

		1,013,628

Diversified Financial Services 0.8%
Cannae Holdings, Inc. *	2,216	64,153
Jefferies Financial Group, Inc.	4,849	103,429
Marlin Business Services Corp.	1,601	37,159
MedCath Corp. *^¥	2,115	0
On Deck Capital, Inc. *	3,647	13,057
Voya Financial, Inc.	13,430	754,363

		972,161

Diversified Telecommunication Services 0.3%
ATN International, Inc.	1,748	98,360
Cincinnati Bell, Inc. *	1,048	4,004
Consolidated Communications Holdings, Inc. (a)	4,228	19,914
Frontier Communications Corp. *(a)	10,982	14,496
Iridium Communications, Inc. *	8,882	225,958
ORBCOMM, Inc. *	1,421	8,327

		371,059

Electric Utilities 0.0%†
Genie Energy Ltd., Class B	2,600	28,652

Electrical Equipment 0.8%
AZZ, Inc.	2,771	129,073
Broadwind Energy, Inc. *	2,432	4,791
Encore Wire Corp.	2,449	134,499
EnerSys	983	66,952
LSI Industries, Inc.	4,939	19,558
Powell Industries, Inc.	2,455	90,811
Preformed Line Products Co.	824	47,603
Regal Beloit Corp.	4,289	341,490
Thermon Group Holdings, Inc. *	3,976	100,752
Ultralife Corp. *	3,374	29,455

		964,984

Electronic Equipment, Instruments & Components 5.3%
Anixter International, Inc. *	3,681	236,909
Arlo Technologies, Inc. *	5,821	25,030
Arrow Electronics, Inc. *	9,852	715,354
Avnet, Inc.	15,866	720,634
AVX Corp.	16,097	245,157
Bel Fuse, Inc., Class B	2,729	45,001
Belden, Inc.	2,486	113,014
Benchmark Electronics, Inc.	3,416	92,437
Coherent, Inc. *	211	29,297
CTS Corp.	3,948	124,441
Daktronics, Inc.	6,564	41,616
ePlus, Inc. *	849	64,439
Fabrinet *	3,019	162,060
FARO Technologies, Inc. *	1,844	98,451
Flex Ltd. *	27,639	308,175
Frequency Electronics, Inc. *	900	10,494
II-VI, Inc. *	4,537	180,119

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc. *	3,011	$165,665
Jabil, Inc.	15,505	478,794
KEMET Corp.	3,966	79,796
Key Tronic Corp. *	2,680	13,212
Kimball Electronics, Inc. *	4,963	78,912
Knowles Corp. *	7,419	150,977
Methode Electronics, Inc.	2,269	67,957
MTS Systems Corp.	1,181	68,049
OSI Systems, Inc. *	1,402	157,809
PC Connection, Inc.	2,743	89,724
PCM, Inc. *	1,461	50,887
Plexus Corp. *	3,396	202,775
RF Industries Ltd.	443	3,641
Richardson Electronics Ltd.	2,700	15,309
Rogers Corp. *	1,323	209,907
Sanmina Corp. *	8,363	265,525
ScanSource, Inc. *	3,182	108,029
SMTC Corp. *	3,273	12,879
SYNNEX Corp.	4,927	485,507
Tech Data Corp. *	3,403	344,860
TTM Technologies, Inc. *	9,648	100,918
Vishay Intertechnology, Inc.	14,096	239,632
Vishay Precision Group, Inc. *	1,428	58,177
Wayside Technology Group, Inc.	200	2,256

		6,663,825

Energy Equipment & Services 2.4%
Apergy Corp. *	3,876	126,086
Archrock, Inc.	8,820	96,844
Basic Energy Services, Inc. *	3,935	7,004
C&J Energy Services, Inc. *	1,935	21,169
CARBO Ceramics, Inc. *	3,900	4,992
Dawson Geophysical Co. *	5,839	13,897
Diamond Offshore Drilling, Inc. *(a)	6,052	54,710
Dril-Quip, Inc. *(a)	3,445	181,276
Era Group, Inc. *	4,157	42,900
Exterran Corp. *	3,920	53,508
Forum Energy Technologies, Inc. *	11,199	29,341
Frank’s International NV *	10,106	57,604
Geospace Technologies Corp. *	1,817	28,363
Gulf Island Fabrication, Inc. *	3,273	23,435
Helix Energy Solutions Group, Inc. *	18,435	161,491
Helmerich & Payne, Inc.	9,365	465,253
Hornbeck Offshore Services, Inc. *	6,751	7,021
Independence Contract Drilling, Inc. *	8,702	11,487
Keane Group, Inc. *	5,131	32,274
KLX Energy Services Holdings, Inc. *	2,240	35,213
Mammoth Energy Services, Inc.	402	2,605
Matrix Service Co. *	1,848	33,948
Mitcham Industries, Inc. *	4,242	17,647
Nabors Industries Ltd.	28,387	84,026
National Oilwell Varco, Inc.	13,097	311,971
Natural Gas Services Group, Inc. *	2,509	40,244
NCS Multistage Holdings, Inc. *	1,277	4,099
Newpark Resources, Inc. *	14,022	106,988
Nine Energy Service, Inc. *	884	11,377
Noble Corp. plc *	24,262	54,104
Oceaneering International, Inc. *	8,998	139,019
Oil States International, Inc. *	5,021	74,913
Patterson-UTI Energy, Inc.	16,329	189,906
Pioneer Energy Services Corp. *	17,077	3,569
ProPetro Holding Corp. *	3,438	62,331

Common Stocks (continued)
	Shares	Value

Energy Equipment & Services (continued)
SEACOR Holdings, Inc. *	2,369	$112,859
SEACOR Marine Holdings, Inc. *	2,919	41,099
Select Energy Services, Inc., Class A *	3,121	31,741
Smart Sand, Inc. *	1,795	4,218
Superior Energy Services, Inc. *	12,771	11,586
TETRA Technologies, Inc. *	10,011	15,617
Tidewater, Inc. *	1,624	37,336
US Silica Holdings, Inc. (a)	6,029	83,562
Valaris plc (a)	16,914	138,526

		3,067,159

Entertainment 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	4,846	57,328
Ballantyne Strong, Inc. *	3,325	9,410
Cinemark Holdings, Inc.	532	21,237
Eros International plc *	1,900	3,154
IMAX Corp. *	3,798	83,366
Lions Gate Entertainment Corp., Class A	6,364	82,159
Lions Gate Entertainment Corp., Class B	7,655	93,315
Marcus Corp. (The)	1,682	58,853
Reading International, Inc., Class A *	3,433	44,801

		453,623

Food & Staples Retailing 1.0%
Andersons, Inc. (The)	3,529	94,754
Casey’s General Stores, Inc.	184	29,791
Chefs’ Warehouse, Inc. (The) *	641	23,377
Ingles Markets, Inc., Class A	2,457	77,346
Natural Grocers by Vitamin Cottage, Inc. *	2,516	23,072
PriceSmart, Inc.	1,776	108,336
SpartanNash Co.	3,662	43,285
United Natural Foods, Inc. *	4,664	45,987
US Foods Holding Corp. *	20,579	727,879
Village Super Market, Inc., Class A	1,765	44,178
Weis Markets, Inc.	2,146	78,222

		1,296,227

Food Products 3.1%
Alico, Inc.	847	27,019
Bunge Ltd.	13,205	771,568
Cal-Maine Foods, Inc.	1,078	42,872
Darling Ingredients, Inc. *	15,228	309,585
Dean Foods Co. (a)	16,013	23,219
Farmer Brothers Co. *	1,642	26,666
Fresh Del Monte Produce, Inc.	4,870	147,707
Hain Celestial Group, Inc. (The) *	2,461	53,576
Hostess Brands, Inc. *	7,969	112,522
Ingredion, Inc.	5,824	450,137
John B Sanfilippo & Son, Inc.	669	58,143
Landec Corp. *	2,974	33,220
Limoneira Co.	1,084	21,452
Post Holdings, Inc. *	6,828	732,098
Sanderson Farms, Inc.	1,251	163,906
Sanderson Farms, Inc. *^¥	200	0
Seaboard Corp.	112	457,144
Seneca Foods Corp., Class A *	1,991	62,876
Simply Good Foods Co. (The) *	2,846	77,497
TreeHouse Foods, Inc. *	4,455	264,360

		3,835,567

Health Care Equipment & Supplies 0.5%
AngioDynamics, Inc. *	4,148	84,536
Avanos Medical, Inc. *	625	25,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
CONMED Corp.	1,843	$160,986
FONAR Corp. *	951	23,338
Integer Holdings Corp. *	2,775	242,896
Invacare Corp.	5,401	28,895
Kewaunee Scientific Corp.	92	1,679
RTI Surgical Holdings, Inc. *	12,630	53,804
Varex Imaging Corp. *	760	24,160

		645,744

Health Care Providers & Services 1.4%
AAC Holdings, Inc. *	1,294	1,272
Acadia Healthcare Co., Inc. *	7,478	238,847
Addus HomeCare Corp. *	863	69,549
Brookdale Senior Living, Inc. *	15,457	120,410
Community Health Systems, Inc. *(a)	6,764	13,866
Cross Country Healthcare, Inc. *	2,975	28,233
DaVita, Inc. *	2,117	126,703
Digirad Corp.	403	2,156
Diplomat Pharmacy, Inc. *	5,200	27,404
Ensign Group, Inc. (The)	1,644	99,067
Five Star Senior Living, Inc. *	2,367	1,102
Magellan Health, Inc. *	2,037	143,283
MEDNAX, Inc. *	5,764	141,622
National HealthCare Corp.	1,747	153,037
Owens & Minor, Inc.	8,102	21,956
Patterson Cos., Inc.	5,881	116,444
Premier, Inc., Class A *	1,770	68,588
Providence Service Corp. (The) *	1,500	83,610
Select Medical Holdings Corp. *	12,683	212,313
Surgery Partners, Inc. *	2,120	16,176
Tivity Health, Inc. *	1,227	21,411
Triple-S Management Corp., Class B *	2,880	69,062

		1,776,111

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc. *	15,655	161,247
Evolent Health, Inc., Class A *	5,060	34,509
HealthStream, Inc. *	3,884	109,684
Inovalon Holdings, Inc., Class A *	827	12,405
Micron Solutions, Inc. *	200	484

		318,329

Hotels, Restaurants & Leisure 1.2%
Aramark	9,907	358,534
Ark Restaurants Corp.	318	6,128
BBX Capital Corp.	4,155	17,908
Biglari Holdings, Inc., Class A *	17	7,769
Biglari Holdings, Inc., Class B *	184	16,707
Carrols Restaurant Group, Inc. *	2,390	22,275
Chuy’s Holdings, Inc. *	2,691	63,642
Del Frisco’s Restaurant Group, Inc. *	5,584	44,449
Del Taco Restaurants, Inc. *	4,535	54,964
Dover Motorsports, Inc.	1,000	2,000
El Pollo Loco Holdings, Inc. *	1,518	14,937
Eldorado Resorts, Inc. *	431	19,447
Fiesta Restaurant Group, Inc. *	1,776	16,961
International Game Technology plc	9,079	121,205
J Alexander’s Holdings, Inc. *	2,426	26,128
Luby’s, Inc. *	3,390	3,932
Marriott Vacations Worldwide Corp.	4,161	425,379
Monarch Casino & Resort, Inc. *	505	23,770
Playa Hotels & Resorts NV *	3,629	26,601
Potbelly Corp. *	4,608	19,169

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
RCI Hospitality Holdings, Inc.	1,075	$18,221
Red Lion Hotels Corp. *	3,236	21,973
Red Robin Gourmet Burgers, Inc. *	1,310	43,256
Speedway Motorsports, Inc.	6,911	136,838

		1,512,193

Household Durables 2.8%
Bassett Furniture Industries, Inc.	1,614	20,627
Cavco Industries, Inc. *	680	120,598
Century Communities, Inc. *	2,596	71,572
CSS Industries, Inc.	1,000	5,130
Ethan Allen Interiors, Inc.	2,716	55,895
Flexsteel Industries, Inc.	964	17,709
Green Brick Partners, Inc. *	6,894	64,873
Hamilton Beach Brands Holding Co., Class A	207	3,397
Hooker Furniture Corp.	1,721	35,883
KB Home	6,868	180,422
La-Z-Boy, Inc.	4,472	147,531
LGI Homes, Inc. *	148	10,403
Libbey, Inc. *	1,488	2,515
Lifetime Brands, Inc.	3,756	33,165
M/I Homes, Inc. *	5,099	180,352
MDC Holdings, Inc.	4,690	169,497
Meritage Homes Corp. *	7,800	489,918
New Home Co., Inc. (The) *	2,958	12,305
Newell Brands, Inc.	22,448	318,537
Orleans Homebuilders, Inc. *^¥	1,500	0
PulteGroup, Inc.	9,799	308,766
Taylor Morrison Home Corp. *	8,265	186,128
Toll Brothers, Inc.	14,377	517,141
TopBuild Corp. *	3,126	253,612
TRI Pointe Group, Inc. *	14,606	199,956
Universal Electronics, Inc. *	919	39,352
VOXX International Corp. *	5,943	27,873
William Lyon Homes, Class A *	2,713	53,283
ZAGG, Inc. *	2,669	17,695

		3,544,135

Household Products 0.2%
Central Garden & Pet Co. *	1,218	37,003
Central Garden & Pet Co., Class A *	3,369	92,816
Oil-Dri Corp. of America	461	16,333
Spectrum Brands Holdings, Inc.	2,448	122,669

		268,821

Independent Power and Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	2,373	155,550
TerraForm Power, Inc., Class A	5,142	79,238

		234,788

Industrial Conglomerates 0.0%†
Carlisle Cos., Inc.	377	54,367

Insurance 5.8%
Ambac Financial Group, Inc. *	3,825	69,692
American Equity Investment Life Holding Co.	8,620	222,396
American National Insurance Co.	2,294	277,620
Argo Group International Holdings Ltd.	3,638	248,985
Assurant, Inc.	1,648	186,817
Assured Guaranty Ltd.	10,642	464,949
Athene Holding Ltd., Class A *	14,672	599,498
Axis Capital Holdings Ltd.	5,171	329,238
Blue Capital Reinsurance Holdings Ltd.	695	5,595
Brighthouse Financial, Inc. *	2,037	79,789
Citizens, Inc. *(a)	676	5,036

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Insurance (continued)
CNO Financial Group, Inc.	26,729	$451,987
Donegal Group, Inc., Class A	4,202	62,400
eHealth, Inc. *	295	30,606
EMC Insurance Group, Inc.	3,160	113,570
Employers Holdings, Inc.	3,584	157,338
Enstar Group Ltd. *	691	122,411
FBL Financial Group, Inc., Class A	2,469	154,806
FedNat Holding Co.	2,849	35,584
First American Financial Corp.	2,643	152,818
Genworth Financial, Inc., Class A *	26,992	107,698
Global Indemnity Ltd.	2,452	69,367
Greenlight Capital Re Ltd., Class A *	3,732	31,162
Hallmark Financial Services, Inc. *	3,425	53,088
Hanover Insurance Group, Inc. (The)	378	49,030
HCI Group, Inc.	1,029	41,253
Heritage Insurance Holdings, Inc.	2,811	37,780
Horace Mann Educators Corp.	4,125	179,190
Independence Holding Co.	1,556	58,972
Investors Title Co.	330	54,153
James River Group Holdings Ltd.	1,027	49,122
Kemper Corp.	696	61,262
Kingstone Cos., Inc.	739	6,267
Maiden Holdings Ltd.	15,509	7,677
MBIA, Inc. *	16,219	151,323
National General Holdings Corp.	8,219	203,256
National Western Life Group, Inc., Class A	367	98,723
Old Republic International Corp.	14,256	325,179
ProAssurance Corp.	3,026	118,286
Protective Insurance Corp., Class B	1,193	19,744
RenaissanceRe Holdings Ltd.	995	180,244
Safety Insurance Group, Inc.	1,596	157,461
Selective Insurance Group, Inc.	2,162	162,582
State Auto Financial Corp.	4,007	138,562
Stewart Information Services Corp.	3,244	122,721
Third Point Reinsurance Ltd. *	8,569	86,376
United Fire Group, Inc.	2,659	138,986
United Insurance Holdings Corp.	1,260	14,276
Unum Group	19,242	614,782
White Mountains Insurance Group Ltd.	118	126,968

		7,236,625

Interactive Media & Services 0.2%
Cars.com, Inc. *	5,131	97,489
DHI Group, Inc. *	6,813	25,072
Liberty TripAdvisor Holdings, Inc., Class A *	3,089	35,678
Meet Group, Inc. (The) *	7,706	26,509
Yelp, Inc. *	3,126	109,566

		294,314

Internet & Direct Marketing Retail 0.6%
1-800-Flowers.com, Inc., Class A *	4,292	84,037
Expedia Group, Inc.	2,246	298,139
Lands’ End, Inc. *	600	6,540
Liquidity Services, Inc. *	5,122	33,396
Qurate Retail, Inc. *	26,759	378,372

		800,484

IT Services 1.0%
Alithya Group, Inc., Class A *	477	1,422
CACI International, Inc., Class A *	1,304	280,556
Computer Task Group, Inc. *	2,911	12,808
Conduent, Inc. *	13,439	122,295
KBR, Inc.	8,735	230,429

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Limelight Networks, Inc. *	3,500	$9,485
LiveRamp Holdings, Inc. *	758	39,939
ManTech International Corp., Class A	3,810	262,052
Perficient, Inc. *	3,807	130,085
Perspecta, Inc.	1,868	43,580
Presidio, Inc.	1,435	20,090
PRGX Global, Inc. *	338	1,896
Sykes Enterprises, Inc. *	4,572	129,342

		1,283,979

Leisure Products 0.5%
Acushnet Holdings Corp.	7,562	193,285
American Outdoor Brands Corp. *	5,100	49,164
Brunswick Corp.	2,642	129,881
Callaway Golf Co.	7,871	144,354
Clarus Corp.	2,100	30,177
Escalade, Inc.	1,700	19,601
JAKKS Pacific, Inc. *	744	646
Johnson Outdoors, Inc., Class A	618	42,018
Nautilus, Inc. *	3,248	6,269
Vista Outdoor, Inc. *	4,138	29,793

		645,188

Life Sciences Tools & Services 0.1%
Cambrex Corp. *	1,014	44,413
Harvard Bioscience, Inc. *	8,872	22,003
Luminex Corp.	3,340	72,578

		138,994

Machinery 3.6%
Actuant Corp., Class A	4,766	109,141
AGCO Corp.	5,044	388,388
Alamo Group, Inc.	1,835	179,628
Altra Industrial Motion Corp.	4,172	119,862
Astec Industries, Inc.	2,950	96,435
Barnes Group, Inc.	3,913	203,632
Briggs & Stratton Corp.	4,800	45,744
Chart Industries, Inc. *	1,766	133,386
CIRCOR International, Inc. *	1,910	72,580
Colfax Corp. *	9,656	267,278
Columbus McKinnon Corp.	2,989	114,897
Eastern Co. (The)	399	10,079
EnPro Industries, Inc.	1,038	73,739
ESCO Technologies, Inc.	2,737	228,704
Federal Signal Corp.	4,033	125,628
Franklin Electric Co., Inc.	2,793	130,880
FreightCar America, Inc. *	2,266	12,395
Gates Industrial Corp. plc *	3,739	41,054
Gencor Industries, Inc. *	1,501	19,153
Gorman-Rupp Co. (The)	2,846	94,544
Graham Corp.	1,887	40,853
Greenbrier Cos., Inc. (The)	2,870	82,972
Hurco Cos., Inc.	1,023	34,976
Hyster-Yale Materials Handling, Inc.	895	55,347
ITT, Inc.	2,342	146,188
Kadant, Inc.	453	42,337
Kennametal, Inc.	3,988	137,905
LB Foster Co., Class A *	1,392	33,645
LS Starrett Co. (The), Class A *	690	4,036
Lydall, Inc. *	1,055	24,898
Manitowoc Co., Inc. (The) *	2,855	51,247
Milacron Holdings Corp. *	1,467	24,704
Miller Industries, Inc.	2,499	78,019
NN, Inc.	3,856	31,658
Oshkosh Corp.	1,533	128,113
Park-Ohio Holdings Corp.	1,319	40,361

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Perma-Pipe International Holdings, Inc. *	700	$6,195
REV Group, Inc.	1,366	19,903
Rexnord Corp. *	1,917	56,149
Spartan Motors, Inc.	4,855	58,357
SPX FLOW, Inc. *	1,769	71,751
Standex International Corp.	932	65,585
Terex Corp.	1,353	41,199
Timken Co. (The)	6,386	291,904
Titan International, Inc.	7,436	28,108
TriMas Corp. *	543	16,285
Trinity Industries, Inc.	12,446	243,942
Twin Disc, Inc. *	800	9,656
Wabash National Corp.	4,437	70,238
Watts Water Technologies, Inc., Class A	1,226	113,810

		4,517,488

Marine 0.5%
Costamare, Inc.	13,958	84,167
Eagle Bulk Shipping, Inc. *	6,669	30,877
Genco Shipping & Trading Ltd. *	2,986	28,725
Golden Ocean Group Ltd.	4,045	24,594
Kirby Corp. *	3,071	240,643
Matson, Inc.	4,877	199,518
Scorpio Bulkers, Inc.	3,759	22,592

		631,116

Media 2.3%
AH Belo Corp., Class A	5,287	19,509
comScore, Inc. *	1,744	5,755
Cumulus Media, Inc., Class A *	820	12,390
Emerald Expositions Events, Inc.	1,613	17,195
Entercom Communications Corp., Class A	14,491	82,309
Entravision Communications Corp., Class A	7,660	24,972
EW Scripps Co. (The), Class A	7,618	116,784
Gannett Co., Inc.	14,836	152,069
Gray Television, Inc. *	6,635	117,771
John Wiley & Sons, Inc., Class A	3,264	148,545
Liberty Latin America Ltd., Class A *	5,302	86,900
Liberty Latin America Ltd., Class C *	8,447	138,531
Marchex, Inc., Class B *	3,687	16,038
Meredith Corp. (a)	3,243	177,911
New Media Investment Group, Inc.	6,592	70,996
News Corp., Class A	33,876	445,808
News Corp., Class B	19,770	266,104
Nexstar Media Group, Inc., Class A	4,430	450,841
Saga Communications, Inc., Class A	533	16,640
Salem Media Group, Inc.	4,000	8,320
Scholastic Corp.	2,898	99,025
Sinclair Broadcast Group, Inc., Class A	1,062	53,365
TEGNA, Inc.	18,208	276,580
Townsquare Media, Inc., Class A	2,500	13,475
Tribune Media Co., Class A	2,121	98,563
Tribune Publishing Co.	1,593	13,174

		2,929,570

Metals & Mining 2.2%
Alcoa Corp. *	16,981	381,903
Allegheny Technologies, Inc. *	4,313	93,894
Ampco-Pittsburgh Corp. *	2,015	7,294
Carpenter Technology Corp.	4,302	193,633

Common Stocks (continued)
	Shares	Value

Metals & Mining (continued)
Century Aluminum Co. *	5,510	$39,617
Coeur Mining, Inc. *	9,605	44,183
Commercial Metals Co.	9,726	170,302
Friedman Industries, Inc.	1,708	10,555
Gold Resource Corp.	2,355	8,454
Haynes International, Inc.	1,992	59,282
Hecla Mining Co.	39,514	73,101
Kaiser Aluminum Corp.	193	18,580
Materion Corp.	2,569	159,612
Nexa Resources SA	1,933	15,928
Olympic Steel, Inc.	1,983	24,946
Reliance Steel & Aluminum Co.	6,775	677,161
Schnitzer Steel Industries, Inc., Class A	5,142	136,932
Steel Dynamics, Inc.	3,093	97,460
SunCoke Energy, Inc. *	11,920	90,473
Synalloy Corp.	400	6,792
TimkenSteel Corp. *	5,628	39,340
United States Steel Corp. (a)	11,057	166,187
Universal Stainless & Alloy Products, Inc. *	1,762	28,509
Warrior Met Coal, Inc.	978	24,196
Worthington Industries, Inc.	4,794	192,815

		2,761,149

Multiline Retail 0.8%
Dillard’s, Inc., Class A (a)	2,808	204,366
JC Penney Co., Inc. *(a)	23,712	18,863
Kohl’s Corp.	3,654	196,804
Macy’s, Inc.	27,379	622,325
Tuesday Morning Corp. *	7,030	11,529

		1,053,887

Oil, Gas & Consumable Fuels 5.0%
Abraxas Petroleum Corp. *	9,300	8,095
Adams Resources & Energy, Inc.	928	30,281
Antero Resources Corp. *(a)	21,541	99,304
Arch Coal, Inc., Class A	1,647	146,846
Ardmore Shipping Corp. *	2,893	21,235
Berry Petroleum Corp.	62	608
Bonanza Creek Energy, Inc. *	1,916	41,769
Callon Petroleum Co. *	18,056	88,835
Centennial Resource Development, Inc., Class A *	16,474	98,020
Chesapeake Energy Corp. *(a)	14,585	26,399
Cimarex Energy Co.	1,478	74,890
Clean Energy Fuels Corp. *	25,589	68,323
CNX Resources Corp. *	18,960	155,851
CONSOL Energy, Inc. *	2,275	48,890
Contango Oil & Gas Co. *	5,570	7,408
Delek US Holdings, Inc.	5,558	239,439
Denbury Resources, Inc. *(a)	25,568	28,892
DHT Holdings, Inc.	11,588	65,472
Dorian LPG Ltd. *	7,818	71,535
Earthstone Energy, Inc., Class A *	2,838	12,430
EnLink Midstream LLC	36,417	349,603
Extraction Oil & Gas, Inc. *(a)	7,690	28,530
GasLog Ltd.	4,228	60,207
Green Plains, Inc.	3,632	36,647
Gulfport Energy Corp. *	13,783	52,100
Hallador Energy Co.	5,201	27,877
HighPoint Resources Corp. *	16,760	20,950
HollyFrontier Corp.	11,228	558,818
International Seaways, Inc. *	2,398	40,790
Kosmos Energy Ltd.	20,282	121,895
Laredo Petroleum, Inc. *	10,748	35,683

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Lonestar Resources US, Inc., Class A *	3,464	$8,591
Matador Resources Co. *	7,703	135,804
Midstates Petroleum Co., Inc. *	2,497	11,361
Montage Resources Corp. *	1,842	6,152
Murphy Oil Corp.	15,981	384,183
NACCO Industries, Inc., Class A	839	44,593
Oasis Petroleum, Inc. *	25,917	126,216
Overseas Shipholding Group, Inc., Class A *	10,848	21,154
Pacific Ethanol, Inc. *	8,749	4,736
Panhandle Oil and Gas, Inc., Class A	1,332	15,731
Par Pacific Holdings, Inc. *	1,952	45,013
Parsley Energy, Inc., Class A *	21,336	353,964
PBF Energy, Inc., Class A	10,492	293,042
PDC Energy, Inc. *	4,597	132,072
Peabody Energy Corp.	8,756	184,401
Penn Virginia Corp. *	1,473	50,436
QEP Resources, Inc. *	32,096	158,875
Range Resources Corp. (a)	20,400	116,076
Renewable Energy Group, Inc. *	4,725	64,213
REX American Resources Corp. *	783	58,412
Ring Energy, Inc. *	5,773	14,144
SandRidge Energy, Inc. *	2,887	19,487
Scorpio Tankers, Inc.	3,401	89,140
SemGroup Corp., Class A	6,687	84,724
Ship Finance International Ltd.	9,895	130,119
SilverBow Resources, Inc. *	479	4,977
SM Energy Co.	8,752	87,257
Southwestern Energy Co. *(a)	43,185	95,007
SRC Energy, Inc. *	19,047	77,712
Talos Energy, Inc. *	2,617	53,858
Teekay Tankers Ltd., Class A *	13,319	16,382
Unit Corp. *	10,139	65,903
Whiting Petroleum Corp. *	4,615	81,593
World Fuel Services Corp.	5,410	211,206
WPX Energy, Inc. *	30,663	320,122

		6,234,278

Paper & Forest Products 0.8%
Boise Cascade Co.	3,102	83,754
Clearwater Paper Corp. *	1,387	27,227
Domtar Corp.	5,060	214,797
Louisiana-Pacific Corp.	9,927	259,492
Mercer International, Inc.	8,900	115,967
PH Glatfelter Co.	3,017	49,237
Resolute Forest Products, Inc.	13,240	80,764
Schweitzer-Mauduit International, Inc.	2,224	76,572
Verso Corp., Class A *	3,032	49,058

		956,868

Personal Products 0.3%
Coty, Inc., Class A	25,243	275,401
Edgewell Personal Care Co. *	4,308	131,093
Mannatech, Inc.	180	2,885

		409,379

Pharmaceuticals 0.9%
Aclaris Therapeutics, Inc. *	3,229	4,133
Akorn, Inc. *	3,370	12,537
Assertio Therapeutics, Inc. *	7,526	25,814
Cumberland Pharmaceuticals, Inc. *	3,851	22,528
Endo International plc *	3,379	10,712
Intra-Cellular Therapies, Inc. *	1,275	10,646
Jazz Pharmaceuticals plc *	2,057	286,705
Mallinckrodt plc *(a)	6,627	45,130

Common Stocks (continued)
	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. plc	10,929	$590,275
Prestige Consumer Healthcare, Inc. *	3,184	110,166
Taro Pharmaceutical Industries Ltd.	169	13,650

		1,132,296

Professional Services 1.6%
Acacia Research Corp. *	12,146	33,887
CBIZ, Inc. *	7,306	170,741
CRA International, Inc.	1,700	73,814
Franklin Covey Co. *	269	9,819
FTI Consulting, Inc. *	646	67,475
GP Strategies Corp. *	1,197	19,008
Heidrick & Struggles International, Inc.	1,731	51,411
Hill International, Inc. *	2,901	9,138
Hudson Global, Inc. *	305	3,248
Huron Consulting Group, Inc. *	2,818	171,813
ICF International, Inc.	2,347	199,941
InnerWorkings, Inc. *	5,863	21,459
Kelly Services, Inc., Class A	3,220	89,613
Korn Ferry	5,219	205,002
ManpowerGroup, Inc.	5,569	508,728
Mistras Group, Inc. *	3,248	49,240
Navigant Consulting, Inc.	5,181	126,209
RCM Technologies, Inc. *	400	1,320
Resources Connection, Inc.	7,265	127,864
TrueBlue, Inc. *	2,584	51,086

		1,990,816

Real Estate Management & Development 0.6%
Consolidated-Tomoka Land Co.	425	26,656
Forestar Group, Inc. *(a)	940	19,420
FRP Holdings, Inc. *	634	31,434
Griffin Industrial Realty, Inc.	535	20,790
Howard Hughes Corp. (The) *	2,693	363,555
Jones Lang LaSalle, Inc.	121	17,628
Rafael Holdings, Inc., Class B *	2,237	46,306
RE/MAX Holdings, Inc., Class A	1,401	40,741
Realogy Holdings Corp. (a)	9,434	49,151
St Joe Co. (The) *(a)	1,198	23,050
Tejon Ranch Co. *	3,020	55,961

		694,692

Road & Rail 2.3%
AMERCO	1,227	474,849
ArcBest Corp.	2,631	78,746
Covenant Transportation Group, Inc., Class A *	2,293	38,637
Genesee & Wyoming, Inc., Class A *	5,079	557,725
Heartland Express, Inc.	5,331	105,767
Hertz Global Holdings, Inc. *	11,336	175,935
Knight-Swift Transportation Holdings, Inc.	16,352	586,056
Marten Transport Ltd.	6,803	136,536
PAM Transportation Services, Inc. *	559	32,651
Patriot Transportation Holding, Inc. *	156	2,668
Ryder System, Inc.	4,211	224,278
Saia, Inc. *	1,691	129,023
Schneider National, Inc., Class B	10,090	194,737
USA Truck, Inc. *	1,450	11,774
Werner Enterprises, Inc.	5,843	193,695

		2,943,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Semiconductors & Semiconductor Equipment 1.7%
Alpha & Omega Semiconductor Ltd. *	2,013	$20,432
Amkor Technology, Inc. *	28,109	259,446
Amtech Systems, Inc. *	2,835	16,670
Axcelis Technologies, Inc. *	2,232	35,824
AXT, Inc. *	4,813	20,551
Cirrus Logic, Inc. *	2,971	145,728
Cohu, Inc.	4,221	63,990
CyberOptics Corp. *	960	12,912
Diodes, Inc. *	4,096	174,490
FormFactor, Inc. *	2,530	42,453
GSI Technology, Inc. *	2,857	23,485
Ichor Holdings Ltd. *	1,024	25,815
inTEST Corp. *	3,095	14,020
Kulicke & Soffa Industries, Inc.	6,257	141,596
MACOM Technology Solutions Holdings, Inc. *	1,385	27,174
MKS Instruments, Inc.	2,307	196,395
Nanometrics, Inc. *	1,996	62,634
NeoPhotonics Corp. *	4,701	21,578
ON Semiconductor Corp. *	15,600	335,556
PDF Solutions, Inc. *	1,972	26,326
Photronics, Inc. *	9,094	87,575
Rambus, Inc. *	7,697	95,905
Rudolph Technologies, Inc. *	3,700	99,604
SMART Global Holdings, Inc. *	800	24,352
Synaptics, Inc. *	1,167	37,554
Ultra Clean Holdings, Inc. *	3,912	57,076
Veeco Instruments, Inc. *	4,819	57,394
Xperi Corp.	1,409	30,082

		2,156,617

Software 0.4%
Avaya Holdings Corp. *	3,329	40,081
Aware, Inc. *	1,965	5,561
BSQUARE Corp. *	700	882
LogMeIn, Inc.	1,472	111,828
Monotype Imaging Holdings, Inc.	1,244	24,843
OneSpan, Inc. *	1,939	28,348
RealNetworks, Inc. *	2,449	3,771
Seachange International, Inc. *	5,075	10,201
Synchronoss Technologies, Inc. *	2,891	23,388
TiVo Corp.	27,371	207,472

		456,375

Specialty Retail 3.3%
Aaron’s, Inc.	3,803	239,779
Abercrombie & Fitch Co., Class A	6,157	116,552
American Eagle Outfitters, Inc.	14,008	247,802
America’s Car-Mart, Inc. *	299	26,958
Ascena Retail Group, Inc. *	19,140	8,502
At Home Group, Inc. *	906	5,427
AutoNation, Inc. *	7,770	378,244
Barnes & Noble Education, Inc. *	6,118	21,413
Barnes & Noble, Inc.	8,582	55,955
Bed Bath & Beyond, Inc. (a)	9,976	96,867
Big 5 Sporting Goods Corp.	1,914	4,077
Boot Barn Holdings, Inc. *	1,847	57,793
Build-A-Bear Workshop, Inc. *	3,938	16,815
Caleres, Inc.	3,629	68,153
Cato Corp. (The), Class A	1,843	26,484
Chico’s FAS, Inc.	8,971	28,617
Citi Trends, Inc.	1,494	22,933
Conn’s, Inc. *(a)	3,259	67,787
Container Store Group, Inc. (The) *	3,665	22,393
Designer Brands, Inc., Class A	6,016	110,574
Destination XL Group, Inc. *	1,161	2,043

Common Stocks (continued)
	Shares	Value

Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	5,477	$203,580
Express, Inc. *	6,072	14,998
Foot Locker, Inc.	9,862	404,934
Francesca’s Holdings Corp. *	255	798
GameStop Corp., Class A (a)	9,043	36,353
Gap, Inc. (The)	5,273	102,824
Genesco, Inc. *	1,855	73,050
Group 1 Automotive, Inc.	1,515	127,199
Guess?, Inc. (a)	6,959	117,259
Haverty Furniture Cos., Inc.	1,834	33,214
Hibbett Sports, Inc. *	2,306	42,430
J. Jill, Inc. (a)	1,033	2,211
Kirkland’s, Inc. *	2,678	4,579
Lithia Motors, Inc., Class A	2,123	279,981
MarineMax, Inc. *	2,130	32,887
Office Depot, Inc.	47,032	95,945
Party City Holdco, Inc. *(a)	4,471	28,525
Penske Automotive Group, Inc.	8,425	387,297
Pier 1 Imports, Inc. *(a)	896	3,450
RTW RetailWinds, Inc. *	7,295	15,903
Shoe Carnival, Inc. (a)	1,568	39,796
Signet Jewelers Ltd.	4,557	82,664
Sonic Automotive, Inc., Class A	2,519	69,449
Tandy Leather Factory, Inc. *	1,309	7,618
Tile Shop Holdings, Inc.	2,300	5,957
Tilly’s, Inc., Class A	2,890	23,669
Trans World Entertainment Corp. *	2,150	634
TravelCenters of America LLC *	2,265	7,814
Urban Outfitters, Inc. *	7,119	169,503
Vitamin Shoppe, Inc. *	3,466	15,320
Zumiez, Inc. *	3,122	77,332

		4,132,341

Technology Hardware, Storage & Peripherals 0.9%
AstroNova, Inc.	765	18,498
Cray, Inc. *	2,596	89,925
Intevac, Inc. *	3,894	20,015
Stratasys Ltd. *	4,328	120,708
Super Micro Computer, Inc. *	5,118	93,711
Xerox Corp.	22,987	737,883

		1,080,740

Textiles, Apparel & Luxury Goods 1.1%
Capri Holdings Ltd. *	7,441	264,825
Culp, Inc.	2,016	36,228
Deckers Outdoor Corp. *	704	110,021
Delta Apparel, Inc. *	158	3,008
Fossil Group, Inc. *(a)	1,564	17,267
G-III Apparel Group Ltd. *	3,438	98,533
Lakeland Industries, Inc. *	1,538	16,503
Movado Group, Inc.	1,572	41,391
Oxford Industries, Inc.	642	46,988
PVH Corp.	5,714	508,089
Rocky Brands, Inc.	1,432	45,137
Skechers U.S.A., Inc., Class A *	812	30,807
Superior Group of Cos., Inc.	1,724	29,342
Unifi, Inc. *	1,651	30,890
Vera Bradley, Inc. *	3,532	41,501
Wolverine World Wide, Inc.	410	11,131

		1,331,661

Thrifts & Mortgage Finance 3.1%
Axos Financial, Inc. *	3,022	88,575
Capitol Federal Financial, Inc.	16,507	225,486
Dime Community Bancshares, Inc.	4,953	99,952
ESSA Bancorp, Inc.	1,116	17,131
Federal Agricultural Mortgage Corp., Class C	1,504	116,214

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Thrifts & Mortgage Finance (continued)
First Defiance Financial Corp.	3,062	$87,941
First Place Financial Corp. *^¥	367	0
Flagstar Bancorp, Inc.	6,281	216,569
FS Bancorp, Inc.	194	9,564
Hingham Institution for Savings	29	5,591
Home Bancorp, Inc.	1,283	47,933
HomeStreet, Inc. *	2,750	79,805
HopFed Bancorp, Inc. ¥	12	234
Kearny Financial Corp.	11,118	148,425
Meridian Bancorp, Inc.	3,711	68,060
Meta Financial Group, Inc.	1,744	53,837
Mr. Cooper Group, Inc. *	2,792	21,247
New York Community Bancorp, Inc.	43,858	505,683
NMI Holdings, Inc., Class A *	3,952	98,326
Northeast Community Bancorp, Inc.	300	3,450
Northfield Bancorp, Inc.	7,439	116,420
Northwest Bancshares, Inc.	11,186	191,840
OceanFirst Financial Corp.	3,497	85,327
Ocwen Financial Corp. *	11,647	22,129
Oritani Financial Corp.	6,559	118,718
PCSB Financial Corp.	1,126	21,889
PennyMac Financial Services, Inc.	543	13,037
Provident Financial Holdings, Inc.	1,703	35,371
Provident Financial Services, Inc.	6,982	168,825
Radian Group, Inc.	9,710	221,388
Riverview Bancorp, Inc.	3,853	32,750
Southern Missouri Bancorp, Inc.	598	20,840
Territorial Bancorp, Inc.	1,453	41,774
Timberland Bancorp, Inc.	690	19,072
TrustCo Bank Corp.	9,849	79,777
United Community Financial Corp.	7,502	76,370
United Financial Bancorp, Inc.	5,752	82,484
Walker & Dunlop, Inc.	2,908	169,653
Washington Federal, Inc.	5,849	213,956
Waterstone Financial, Inc.	4,337	73,295
Western New England Bancorp, Inc.	4,598	42,945
WSFS Financial Corp.	4,575	193,843

		3,935,726

Tobacco 0.1%
Pyxus International, Inc. *(a)	1,474	21,034
Universal Corp.	2,195	130,603

		151,637

Trading Companies & Distributors 2.1%
Air Lease Corp.	10,720	447,989
Aircastle Ltd.	7,185	149,376
Applied Industrial Technologies, Inc.	659	40,094
Beacon Roofing Supply, Inc. *	6,376	231,002
BMC Stock Holdings, Inc. *	4,685	99,088
CAI International, Inc. *	1,776	40,493
DXP Enterprises, Inc. *	2,061	69,971
GATX Corp.	3,197	245,721
GMS, Inc. *	1,091	24,558
Herc Holdings, Inc. *	425	19,184
Houston Wire & Cable Co. *	5,159	23,989
Kaman Corp.	2,660	168,644
Lawson Products, Inc. *	1,201	50,286
MRC Global, Inc. *	1,120	17,517
MSC Industrial Direct Co., Inc., Class A	216	15,347
NOW, Inc. *	9,410	115,272
Rush Enterprises, Inc., Class A	3,989	150,226
Textainer Group Holdings Ltd. *	2,397	23,323

Common Stocks (continued)
	Shares	Value

Trading Companies & Distributors (continued)
Titan Machinery, Inc. *	3,764	$78,065
Triton International Ltd.	7,702	254,782
Univar, Inc. *	3,690	81,623
Veritiv Corp. *	2,525	43,986
WESCO International, Inc. *	4,155	210,825
Willis Lease Finance Corp. *	352	21,912

		2,623,273

Transportation Infrastructure 0.3%
Macquarie Infrastructure Corp.	8,084	335,001

Water Utilities 0.0%†
AquaVenture Holdings Ltd. *	1,200	20,676

Wireless Telecommunication Services 0.4%
Spok Holdings, Inc.	3,314	43,049
Telephone & Data Systems, Inc.	9,839	318,193
United States Cellular Corp. *	2,844	136,199

		497,441

Total Common Stocks (cost $125,159,465)		125,354,512

Rights 0.0%†
	Number of Rights	Value

Diversified Financial Services 0.0%†
NewStar Financial, Inc., CVR *^¥	8,788	855

Media 0.0%†
Media General, Inc., CVR *^¥	5,993	0

Total Rights (cost $9,239)		855

Short-Term Investment 0.5%
	Shares	Value

Money Market Fund 0.5%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	582,203	582,203

Total Short-Term Investment (cost $582,203)		582,203

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Repurchase Agreement 1.5%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $1,833,864, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $1,871,055. (c)	$1,833,735	$1,833,735

Total Repurchase Agreement (cost $1,833,735)		1,833,735

Total Investments (cost $127,584,642) — 101.8%		127,771,305

Liabilities in excess of other assets — (1.8)%		(2,278,896)

NET ASSETS — 100.0%		$125,492,409

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $2,391,481, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $582,203 and $1,833,735, respectively, and by $42,099 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $2,458,037.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $2,415,938.

CVR	Contingent Value Rights

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$935,535	$–	$–	$935,535
Air Freight & Logistics	602,808	–	–	602,808
Airlines	1,640,287	–	–	1,640,287
Auto Components	2,472,729	–	–	2,472,729
Automobiles	111,205	–	–	111,205
Banks	21,055,068	–	–	21,055,068
Beverages	60,546	–	–	60,546
Biotechnology	830,829	–	–	830,829
Building Products	1,900,686	–	–	1,900,686
Capital Markets	1,946,209	–	–	1,946,209
Chemicals	3,129,317	–	–	3,129,317
Commercial Services & Supplies	2,516,286	–	–	2,516,286
Communications Equipment	1,680,041	–	–	1,680,041
Construction & Engineering	2,884,165	–	–	2,884,165
Construction Materials	233,319	–	–	233,319
Consumer Finance	2,198,455	–	–	2,198,455
Containers & Packaging	631,632	–	–	631,632
Distributors	128,334	–	–	128,334
Diversified Consumer Services	1,013,628	–	–	1,013,628
Diversified Financial Services	972,161	–	–	972,161
Diversified Telecommunication Services	371,059	–	–	371,059

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Electric Utilities	$28,652	$–	$–	$28,652
Electrical Equipment	964,984	–	–	964,984
Electronic Equipment, Instruments & Components	6,663,825	–	–	6,663,825
Energy Equipment & Services	3,067,159	–	–	3,067,159
Entertainment	453,623	–	–	453,623
Food & Staples Retailing	1,296,227	–	–	1,296,227
Food Products	3,835,567	–	–	3,835,567
Health Care Equipment & Supplies	645,744	–	–	645,744
Health Care Providers & Services	1,776,111	–	–	1,776,111
Health Care Technology	318,329	–	–	318,329
Hotels, Restaurants & Leisure	1,512,193	–	–	1,512,193
Household Durables	3,544,135	–	–	3,544,135
Household Products	268,821	–	–	268,821
Independent Power and Renewable Electricity Producers	234,788	–	–	234,788
Industrial Conglomerates	54,367	–	–	54,367
Insurance	7,236,625	–	–	7,236,625
Interactive Media & Services	294,314	–	–	294,314
Internet & Direct Marketing Retail	800,484	–	–	800,484
IT Services	1,283,979	–	–	1,283,979
Leisure Products	645,188	–	–	645,188
Life Sciences Tools & Services	138,994	–	–	138,994
Machinery	4,517,488	–	–	4,517,488
Marine	631,116	–	–	631,116
Media	2,929,570	–	–	2,929,570
Metals & Mining	2,761,149	–	–	2,761,149
Multiline Retail	1,053,887	–	–	1,053,887
Oil, Gas & Consumable Fuels	6,234,278	–	–	6,234,278
Paper & Forest Products	956,868	–	–	956,868
Personal Products	409,379	–	–	409,379
Pharmaceuticals	1,132,296	–	–	1,132,296
Professional Services	1,990,816	–	–	1,990,816
Real Estate Management & Development	694,692	–	–	694,692
Road & Rail	2,943,077	–	–	2,943,077
Semiconductors & Semiconductor Equipment	2,156,617	–	–	2,156,617
Software	456,375	–	–	456,375
Specialty Retail	4,132,341	–	–	4,132,341
Technology Hardware, Storage & Peripherals	1,080,740	–	–	1,080,740
Textiles, Apparel & Luxury Goods	1,331,661	–	–	1,331,661
Thrifts & Mortgage Finance	3,935,492	234	–	3,935,726
Tobacco	151,637	–	–	151,637
Trading Companies & Distributors	2,623,273	–	–	2,623,273
Transportation Infrastructure	335,001	–	–	335,001
Water Utilities	20,676	–	–	20,676
Wireless Telecommunication Services	497,441	–	–	497,441
Total Common Stocks	$125,354,278	$234	$–	$125,354,512
Repurchase Agreement	$–	$1,833,735	$–	$1,833,735
Rights	–	–	855	855
Short-Term Investment	582,203	–	–	582,203
Total	$125,936,481	$1,833,969	$855	$127,771,305

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2019, the Fund held four Common Stocks and one Rights investment that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 10/31/2018	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Realized Gain (Losses)	—	—	—
Purchases	—	—	—
Sales	—	—	—
Change in Unrealized Appreciation/Depreciation	—	(1,426)	(1,426)
Transfer Into Level 3	—	2,281	2,281
Transfers Out of Level 3	—	—	—
Balance as of 7/31/2019	$—	$855	$855
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2019	$—	$(1,426)	$(1,426)

Amounts designated as “—” are zero or have been rounded to zero.

Transfers into or out of Level 3 are generally due to a change in market value methodology. If a security was valued using the last quoted sales price from the local exchange on which it traded and applied a fair value factor received from an independent fair value pricing service, it resulted in a Level 2 classification. If the FVC determined a fair value for a security, it resulted in a Level 3 classification.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide WCM Focused Small Cap Fund

Common Stocks 87.2%
	Shares	Value

Auto Components 1.9%
Dorman Products, Inc. *	15,148	$1,088,838

Biotechnology 0.9%
Emergent BioSolutions, Inc. *	11,483	506,860

Building Products 1.8%
American Woodmark Corp. *	12,413	1,053,243

Capital Markets 3.2%
Virtus Investment Partners, Inc.	17,351	1,859,333

Chemicals 1.0%
Chase Corp.	5,716	592,063

Commercial Services & Supplies 11.6%
Healthcare Services Group, Inc.	59,989	1,434,337
SP Plus Corp. *	72,670	2,509,295
UniFirst Corp.	14,143	2,784,332

		6,727,964

Construction & Engineering 6.1%
Dycom Industries, Inc. *(a)	35,882	1,979,251
EMCOR Group, Inc.	17,986	1,517,839

		3,497,090

Electrical Equipment 5.2%
EnerSys	29,051	1,978,664
Thermon Group Holdings, Inc. *	41,335	1,047,429

		3,026,093

Electronic Equipment, Instruments & Components 5.3%
ePlus, Inc. *	30,333	2,302,275
FLIR Systems, Inc.	14,948	742,317

		3,044,592

Health Care Equipment & Supplies 3.0%
Natus Medical, Inc. *	56,043	1,741,256

Health Care Providers & Services 2.7%
Addus HomeCare Corp. *	19,113	1,540,317

Insurance 4.2%
Brown & Brown, Inc.	14,316	514,374
Enstar Group Ltd. *	10,788	1,911,094

		2,425,468

IT Services 7.1%
Cass Information Systems, Inc.	52,101	2,652,462
Verra Mobility Corp. *(a)	105,964	1,467,601

		4,120,063

Machinery 3.8%
Crane Co.	26,154	2,189,090

Media 4.4%
Emerald Expositions Events, Inc.	133,207	1,419,986
Hemisphere Media Group, Inc. *	89,941	1,107,174

		2,527,160

Paper & Forest Products 1.0%
Neenah, Inc.	8,603	565,303

Real Estate Management & Development 5.3%
Jones Lang LaSalle, Inc.	20,877	3,041,570

Semiconductors & Semiconductor Equipment 4.9%
Cabot Microelectronics Corp.	23,380	2,844,177

Software 4.1%
Manhattan Associates, Inc. *	28,043	2,383,375

Specialty Retail 4.2%
America’s Car-Mart, Inc. *	27,066	2,440,271

Trading Companies & Distributors 5.5%
Beacon Roofing Supply, Inc. *	47,887	1,734,946

Common Stocks (continued)
	Shares	Value

Trading Companies & Distributors (continued)
WESCO International, Inc. *	28,237	$1,432,745

		3,167,691

Total Common Stocks (cost $48,744,054)		50,381,817

Short-Term Investment 0.1%
	Shares	Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	73,716	73,716

Total Short-Term Investment (cost $73,716)		73,716

Repurchase Agreement 0.4%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $232,195, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $236,904. (c)	$232,179	232,179

Total Repurchase Agreement (cost $232,179)		232,179

Total Investments (cost $49,049,949) — 87.7%		50,687,712

Other assets in excess of liabilities — 12.3%		7,083,010

NET ASSETS — 100.0%		$57,770,722

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $384,466, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $73,716 and $232,179, respectively, and by $92,274 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $398,169.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $305,895.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide WCM Focused Small Cap Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$50,381,817	$–	$–	$50,381,817
Repurchase Agreement	–	232,179	–	232,179
Short-Term Investment	73,716	–	–	73,716
Total	$50,455,533	$232,179	$–	$50,687,712

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 98.9%
	Shares	Value

Airlines 1.6%
Delta Air Lines, Inc.	9,658	$589,524

Banks 15.6%
Bank of America Corp.	33,465	1,026,706
BB&T Corp.	22,459	1,157,312
JPMorgan Chase & Co.	11,033	1,279,828
PNC Financial Services Group, Inc. (The)	7,810	1,116,049
US Bancorp	13,867	792,499
Wells Fargo & Co.	9,102	440,628

		5,813,022

Beverages 1.7%
Coca-Cola Co. (The)	11,913	626,981

Biotechnology 1.7%
AbbVie, Inc.	5,506	366,810
Gilead Sciences, Inc.	4,345	284,684

		651,494

Capital Markets 0.8%
Legg Mason, Inc.	7,899	297,476

Chemicals 1.2%
Dow, Inc.	9,128	442,160

Communications Equipment 1.8%
Cisco Systems, Inc.	12,002	664,911

Consumer Finance 2.6%
Discover Financial Services	10,822	971,166

Containers & Packaging 2.0%
International Paper Co.	7,404	325,110
Westrock Co.	11,632	419,333

		744,443

Diversified Telecommunication Services 3.4%
Verizon Communications, Inc.	23,059	1,274,471

Electric Utilities 5.6%
Edison International	7,915	589,984
FirstEnergy Corp.	16,441	722,911
PPL Corp.	14,601	432,628
Southern Co. (The)	6,426	361,141

		2,106,664

Electrical Equipment 2.0%
Eaton Corp. plc	9,171	753,765

Energy Equipment & Services 1.2%
Helmerich & Payne, Inc.	8,755	434,948

Equity Real Estate Investment Trusts (REITs) 3.8%
Apartment Investment & Management Co., Class A	9,731	482,074
Duke Realty Corp.	17,831	594,307
Host Hotels & Resorts, Inc.	20,601	358,251

		1,434,632

Food & Staples Retailing 3.1%
Walmart, Inc.	10,460	1,154,575

Health Care Providers & Services 2.0%
CVS Health Corp.	13,441	750,949

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	4,970	234,733
McDonald’s Corp.	1,535	323,455

		558,188

Household Products 2.6%
Kimberly-Clark Corp.	3,257	441,812
Procter & Gamble Co. (The)	4,435	523,508

		965,320

Insurance 4.8%
Aflac, Inc.	12,424	653,999
American Financial Group, Inc.	4,652	476,272
MetLife, Inc.	13,736	678,833

		1,809,104

Common Stocks (continued)
	Shares	Value

IT Services 0.6%
Leidos Holdings, Inc.	2,796	$229,552

Machinery 2.7%
Caterpillar, Inc.	4,832	636,229
Cummins, Inc.	2,182	357,848

		994,077

Media 3.2%
Comcast Corp., Class A	18,898	815,827
Omnicom Group, Inc.	4,882	391,634

		1,207,461

Mortgage Real Estate Investment Trusts (REITs) 0.9%
Chimera Investment Corp.	16,499	318,101

Multiline Retail 1.6%
Target Corp.	6,853	592,099

Multi-Utilities 1.6%
Ameren Corp.	7,693	582,283

Oil, Gas & Consumable Fuels 8.2%
Chevron Corp.	7,478	920,617
Exxon Mobil Corp.	11,526	857,073
Royal Dutch Shell plc, Class B, ADR-NL	11,213	711,689
Valero Energy Corp.	6,688	570,152

		3,059,531

Pharmaceuticals 8.6%
Eli Lilly & Co.	2,784	303,317
GlaxoSmithKline plc, ADR-UK	13,791	569,292
Johnson & Johnson	7,466	972,223
Merck & Co., Inc.	7,469	619,852
Pfizer, Inc.	19,193	745,456

		3,210,140

Road & Rail 2.3%
Union Pacific Corp.	4,697	845,225

Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	1,329	385,397
Intel Corp.	11,483	580,466
Maxim Integrated Products, Inc.	5,333	315,660

		1,281,523

Software 1.5%
Microsoft Corp.	4,051	552,030

Specialty Retail 2.1%
Best Buy Co., Inc.	5,456	417,548
Williams-Sonoma, Inc. (a)	5,340	356,071

		773,619

Technology Hardware, Storage & Peripherals 1.9%
Hewlett Packard Enterprise Co.	32,772	470,934
Seagate Technology plc	5,388	249,518

		720,452

Textiles, Apparel & Luxury Goods 1.3%
Tapestry, Inc.	15,447	477,776

Total Common Stocks (cost $32,707,229)		36,887,662

Exchange Traded Fund 0.8%
	Shares	Value

Exchange Traded Fund 0.8%

Vanguard Value ETF	2,650	296,376

Total Exchange Traded Fund (cost $273,158)		296,376

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Short-Term Investment 0.2%
	Shares	Value

Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	74,500	$74,500

Total Short-Term Investment (cost $74,500)		74,500

Repurchase Agreement 0.6%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $234,666, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $239,425. (c)	$234,650	234,650

Total Repurchase Agreement (cost $234,650)		234,650

Total Investments (cost $33,289,537) — 100.5%		37,493,188

Liabilities in excess of other assets — (0.5)%		(181,813)

NET ASSETS — 100.0%		$ 37,311,375

(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $300,060, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $74,500 and $234,650, respectively, a total value of $309,150.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $309,150.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NL	Netherlands
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$36,887,662	$–	$–	$36,887,662
Exchange Traded Fund	296,376	–	–	296,376
Repurchase Agreement	–	234,650	–	234,650
Short-Term Investment	74,500	–	–	74,500
Total	$37,258,538	$234,650	$–	$37,493,188

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2019 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 99.1%
	Shares	Value

Aerospace & Defense 11.5%
Boeing Co. (The)	63,322	$21,604,200
L3Harris Technologies, Inc.	63,322	13,145,647
Lockheed Martin Corp.	63,322	22,933,329
Raytheon Co.	63,322	11,542,968
United Technologies Corp.	63,322	8,459,819

		77,685,963

Biotechnology 4.9%
Amgen, Inc.	63,322	11,814,619
Biogen, Inc. *	63,322	15,059,238
Gilead Sciences, Inc.	63,322	4,148,857
Myriad Genetics, Inc. *	63,322	1,845,203

		32,867,917

Chemicals 0.7%
DuPont de Nemours, Inc.	63,322	4,569,316

Communications Equipment 6.1%
Ciena Corp. *	63,322	2,863,421
Cisco Systems, Inc.	63,322	3,508,039
F5 Networks, Inc. *	63,322	9,290,604
InterDigital, Inc.	63,322	4,079,836
Juniper Networks, Inc.	63,322	1,710,960
Motorola Solutions, Inc.	63,322	10,508,919
Nokia OYJ, ADR-FI	63,322	342,572
Ubiquiti Networks, Inc. (a)	63,322	8,151,441
Viavi Solutions, Inc. *	63,322	928,934

		41,384,726

Diversified Telecommunication Services 0.3%
AT&T, Inc.	63,322	2,156,114

Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	63,322	5,909,209
Corning, Inc.	63,322	1,947,151
FLIR Systems, Inc.	63,322	3,144,571
LG Display Co. Ltd., ADR-KR *(a)	63,322	381,832

		11,382,763

Energy Equipment & Services 0.8%
Halliburton Co.	63,322	1,456,406
National Oilwell Varco, Inc.	63,322	1,508,330
Schlumberger Ltd.	63,322	2,530,980

		5,495,716

Entertainment 0.4%
Activision Blizzard, Inc.	63,322	3,086,314

Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	63,322	5,317,148
Boston Scientific Corp. *	63,322	2,688,652
Danaher Corp.	63,322	8,896,741
Medtronic plc	63,322	6,455,045

		23,357,586

Health Care Technology 2.4%
Medidata Solutions, Inc. *	63,322	5,785,731
Veeva Systems, Inc., Class A *	63,322	10,505,120

		16,290,851

Household Durables 1.4%
Garmin Ltd.	63,322	4,976,476
iRobot Corp. *(a)	63,322	4,628,838

		9,605,314

Industrial Conglomerates 1.6%
Honeywell International, Inc.	63,322	10,920,512

Interactive Media & Services 2.2%
Facebook, Inc., Class A *	63,322	12,299,032
SINA Corp. *	63,322	2,477,157

		14,776,189

Common Stocks (continued)
	Shares	Value

Internet & Direct Marketing Retail 2.0%
Alibaba Group Holding Ltd., ADR-CN *	63,322	$10,961,672
eBay, Inc.	63,322	2,608,233

		13,569,905

IT Services 11.6%
Akamai Technologies, Inc. *	63,322	5,580,568
Amdocs Ltd.	63,322	4,051,975
Automatic Data Processing, Inc.	63,322	10,544,380
DXC Technology Co.	63,322	3,531,468
International Business Machines Corp.	63,322	9,386,853
LiveRamp Holdings, Inc. *	63,322	3,336,436
Mastercard, Inc., Class A	63,322	17,240,681
VeriSign, Inc. *	63,322	13,366,641
Visa, Inc., Class A	63,322	11,271,316

		78,310,318

Life Sciences Tools & Services 6.1%
Agilent Technologies, Inc.	63,322	4,395,180
Illumina, Inc. *	63,322	18,957,340
Thermo Fisher Scientific, Inc.	63,322	17,583,253

		40,935,773

Pharmaceuticals 1.9%
AstraZeneca plc, ADR-UK	63,322	2,748,808
Bausch Health Cos., Inc. *	63,322	1,517,828
Bristol-Myers Squibb Co.	63,322	2,812,130
Novartis AG, ADR-CH	63,322	5,799,029

		12,877,795

Semiconductors & Semiconductor Equipment 18.3%
Advanced Micro Devices, Inc. *	63,322	1,928,155
Analog Devices, Inc.	63,322	7,437,802
Applied Materials, Inc.	63,322	3,126,207
ASML Holding NV (Registered), NYRS-NL	63,322	14,108,775
Broadcom, Inc.	63,322	18,362,747
Cypress Semiconductor Corp.	63,322	1,454,506
Intel Corp.	63,322	3,200,927
KLA Corp.	63,322	8,632,055
Lam Research Corp.	63,322	13,209,602
Microchip Technology, Inc. (a)	63,322	5,978,863
Micron Technology, Inc. *	63,322	2,842,525
NVIDIA Corp.	63,322	10,683,688
NXP Semiconductors NV	63,322	6,546,862
ON Semiconductor Corp. *	63,322	1,362,056
QUALCOMM, Inc.	63,322	4,632,637
Teradyne, Inc.	63,322	3,528,935
Texas Instruments, Inc.	63,322	7,915,883
Xilinx, Inc.	63,322	7,232,006
Xperi Corp.	63,322	1,351,925

		123,536,156

Software 17.4%
Adobe, Inc. *	63,322	18,924,413
Check Point Software Technologies Ltd. *	63,322	7,088,898
Citrix Systems, Inc.	63,322	5,967,465
Intuit, Inc.	63,322	17,559,824
j2 Global, Inc.	63,322	5,641,357
Microsoft Corp.	63,322	8,628,889
Open Text Corp.	63,322	2,699,417
Oracle Corp.	63,322	3,565,028
Progress Software Corp.	63,322	2,741,209
PTC, Inc. *	63,322	4,291,965
salesforce.com, Inc. *	63,322	9,783,249
SAP SE, ADR-DE	63,322	7,790,506

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Software (continued)
Symantec Corp.	63,322	$1,365,222
Synopsys, Inc. *	63,322	8,406,629
Teradata Corp. *	63,322	2,318,852
VMware, Inc., Class A	63,322	11,049,056

		117,821,979

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	63,322	13,490,119
HP, Inc.	63,322	1,332,295
NetApp, Inc.	63,322	3,703,704
Seagate Technology plc	63,322	2,932,442
Western Digital Corp.	63,322	3,412,422
Xerox Corp.	63,322	2,032,636

		26,903,618

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	63,322	2,047,834

Total Common Stocks (cost $318,852,868)		669,582,659

Exchange Traded Fund 0.5%
	Shares	Value

Exchange Traded Fund 0.5%

Invesco QQQ Trust(a)	16,500	3,153,150

Total Exchange Traded Fund (cost $2,371,893)		3,153,150

Short-Term Investment 0.3%
	Shares	Value

Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 2.23% (b)(c)	2,095,105	2,095,105

Total Short-Term Investment (cost $2,095,105)		2,095,105

Repurchase Agreement 1.0%
	Principal Amount	Value

BNP Paribas Securities Corp., 2.53%, dated 7/31/2019, due 8/1/2019, repurchase price $6,599,314, collateralized by U.S. Treasury Note, 1.50%, maturing 8/15/2026; total market value $6,733,152. (c)	$6,598,851	6,598,851

Total Repurchase Agreement (cost $6,598,851)		6,598,851

Total Investments (cost $329,918,717) — 100.9%		681,429,765

Liabilities in excess of other assets — (0.9)%		(5,906,546)

NET ASSETS — 100.0%		$675,523,219

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 was $14,159,520, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $2,095,105 and $6,598,851, respectively, and by $6,075,018 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from 9/12/2019 – 2/15/2047; a total value of $14,768,974.

(b)	Represents 7-day effective yield as of July 31, 2019.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2019 was $8,693,956.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DE	Germany
FI	Finland
KR	South Korea
NL	Netherlands
NYRS	New York Registry Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2019 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$669,582,659	$–	$–	$669,582,659
Exchange Traded Fund	3,153,150	–	–	3,153,150
Repurchase Agreement	–	6,598,851	–	6,598,851
Short-Term Investment	2,095,105	–	–	2,095,105
Total	$674,830,914	$6,598,851	$–	$681,429,765

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.